ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
1M	—	1 Month
1Y	—	1 Year
10Y	—	10 Year
12M	—	12 Month
13Y	—	13 Year
2M	—	2 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable-Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
BDC	—	Business Development Company
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BTP	—	Buoni del Tesoro Poliennali
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Center for Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
COP-IBR- OIS	—	Columbian Indicador Bancario De Referencia Overnight Interbank Reference Rate
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
DI	—	Interbank Deposit
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IFSC	—	International Financial Services Center
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JGB	—	Japanese Government Bond
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MSCI	—	Morgan Stanley Capital International
MUTS- CALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NIFTY	—	National Stock Exchange Fifty
NOK	—	Norwegian Krone
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced

ABBREVIATIONS AND FOOTNOTES
Tbk	—	Terbuka
TIIE	—	The Equilibrium Interbank Interest Rate
USFFE	—	United States Effective Federal Funds Rate
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—
Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds’
Semi-Annual Report for the total market values and
percentages of net assets for 144A securities by fund as of
June 30, 2025.

INVESTMENT FOOTNOTES:
~	—	Century bond maturing in 2121.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
#	—	Security in default.
*	—	Non-income producing security.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Floating rate security. Rate shown reflects the rate in effect as of September 30, 2025.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2025.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds’ Semi-Annual Report dated June 30, 2025).
Ø	—	7-day current yield as of September 30, 2025 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at September 30, 2025 was $514,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(UYU)	—	Par is denominated in Uruguayan Peso (UYU).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZD)	—	Par is denominated in Swiss Francs (CHF).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZI)	—	Par is denominated in Iceland Krona (ISK).
(ZB)	—	Par is denominated in Peruvian Sol (PEN).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 91.2%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,734,349	$74,489,196
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	18,926,553	244,152,536
GuideStone Global Bond Fund (Institutional Class)∞	4,672,289	41,349,753
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,440,409	54,883,456
GuideStone Equity Index Fund (Institutional Class)∞	2,090,491	138,536,833
GuideStone International Equity Index Fund (Institutional Class)∞	4,395,773	63,826,626
GuideStone Small Cap Equity Fund (Institutional Class)∞	859,451	15,874,061
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,200,348	14,560,216
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	611,253	5,849,690
GuideStone Strategic Alternatives Fund (Institutional Class)∞	748,757	7,090,729
Total Mutual Funds (Cost $609,675,126)		660,613,096
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	6,942,178	6,942,178
Northern Institutional U.S. Treasury Portfolio (Premier), 3.95%Ø	9,235	9,235
Total Money Market Funds (Cost $6,951,413)		6,951,413

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,852,961	$10,775,619
0.13%, 07/15/30	566,991	539,262
3.38%, 04/15/32	2,877,404	3,221,910
0.75%, 02/15/42	740,569	587,858
0.63%, 02/15/43	3,587,220	2,727,269
0.75%, 02/15/45	729,830	544,771
1.00%, 02/15/48	1,641,468	1,231,308
0.13%, 02/15/51	2,280,609	1,266,501
1.50%, 02/15/53	743,351	595,564
2.13%, 02/15/54	409,461	378,371
2.38%, 02/15/55	552,830	540,280
		22,408,713
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	4,052,564	4,038,714
0.38%, 07/15/27	5,781,674	5,743,503
0.25%, 07/15/29	2,530,892	2,455,913
1.63%, 10/15/29	1,053,363	1,074,513
0.13%, 01/15/30	2,467,274	2,356,296
1.63%, 04/15/30	2,293,493	2,329,381
0.63%, 07/15/32	4,867,723	4,608,857
1.38%, 07/15/33	1,598,711	1,574,687
1.75%, 01/15/34	778,746	782,707
1.88%, 07/15/34	2,408,071	2,444,051
2.13%, 01/15/35	3,016,667	3,106,557
1.88%, 07/15/35	1,071,465	1,080,476
		31,595,655
Total U.S. Treasury Obligations (Cost $54,687,314)		54,004,368
TOTAL INVESTMENTS — 99.6% (Cost $671,313,853)		721,568,877
Other Assets in Excess of Liabilities — 0.4%		2,570,666
NET ASSETS — 100.0%		$724,139,543
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	27	$3,314,925	$17,200
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 94.1%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,713,884	$100,203,358
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	51,519,355	664,599,674
GuideStone Global Bond Fund (Institutional Class)∞	13,015,598	115,188,040
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	15,802,132	195,314,349
GuideStone Equity Index Fund (Institutional Class)∞	7,498,803	496,945,713
GuideStone International Equity Index Fund (Institutional Class)∞	15,790,883	229,283,619
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,083,003	56,943,061
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,427,338	53,703,617
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,181,992	20,881,667
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,187,308	20,713,804
Total Mutual Funds (Cost $1,758,321,301)		1,953,776,902
MONEY MARKET FUNDS — 0.9%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	19,115,821	19,115,821
Northern Institutional U.S. Treasury Portfolio (Premier), 3.95%Ø	6,836	6,836
Total Money Market Funds (Cost $19,122,657)		19,122,657

	Par	Value
U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$18,894,340	$20,663,657
0.13%, 07/15/30	1,086,103	1,032,986
3.38%, 04/15/32	5,496,370	6,154,439
0.75%, 02/15/42	1,419,662	1,126,917
0.63%, 02/15/43	6,873,749	5,225,930
0.75%, 02/15/45	1,407,528	1,050,630
1.00%, 02/15/48	3,167,653	2,376,139
0.13%, 02/15/51	4,247,293	2,358,669
1.50%, 02/15/53	1,438,884	1,152,817
2.13%, 02/15/54	793,660	733,397
2.38%, 02/15/55	1,071,877	1,047,544
		42,923,125
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	7,710,249	7,683,899
0.38%, 07/15/27	11,111,697	11,038,335
0.25%, 07/15/29	4,849,613	4,705,942
1.63%, 10/15/29	2,016,380	2,056,865
0.13%, 01/15/30	4,719,838	4,507,541
1.63%, 04/15/30	4,385,037	4,453,653
0.63%, 07/15/32	9,332,953	8,836,625
1.38%, 07/15/33	3,008,087	2,962,884
1.75%, 01/15/34	1,463,959	1,471,405
1.88%, 07/15/34	4,535,080	4,602,840
2.13%, 01/15/35	5,683,249	5,852,598
1.88%, 07/15/35	2,047,352	2,064,572
		60,237,159
Total U.S. Treasury Obligations (Cost $103,641,498)		103,160,284
TOTAL INVESTMENTS — 100.0% (Cost $1,881,085,456)		2,076,059,843
Other Assets in Excess of Liabilities — 0.0%		314,484
NET ASSETS — 100.0%		$2,076,374,327
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	81	$9,944,775	$49,250
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	359,228	$4,666,368
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	41,969,837	541,410,897
GuideStone Global Bond Fund (Institutional Class)∞	14,874,187	131,636,558
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	14,280,913	176,512,085
GuideStone Equity Index Fund (Institutional Class)∞	12,004,500	795,538,218
GuideStone International Equity Index Fund (Institutional Class)∞	25,567,650	371,242,281
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,033,450	92,967,813
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,508,311	91,075,811
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,236,095	30,969,424
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,398,509	22,713,883
Total Mutual Funds (Cost $1,895,931,844)		2,258,733,338
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	21,990,300	21,990,300
Northern Institutional U.S. Treasury Portfolio (Premier), 3.95%Ø	6,712	6,712
Total Money Market Funds (Cost $21,997,012)		21,997,012

Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$986,475	1,078,851
	Par	Value
0.13%, 07/15/30	$56,699	$53,926
3.38%, 04/15/32	287,558	321,987
0.75%, 02/15/42	74,343	59,013
0.63%, 02/15/43	363,921	276,680
0.75%, 02/15/45	74,080	55,296
1.00%, 02/15/48	168,994	126,767
0.13%, 02/15/51	225,827	125,410
1.50%, 02/15/53	77,161	61,820
2.13%, 02/15/54	42,104	38,907
2.38%, 02/15/55	57,331	56,029
		2,254,686
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	405,661	404,274
0.38%, 07/15/27	581,073	577,237
0.25%, 07/15/29	253,847	246,327
1.63%, 10/15/29	105,747	107,870
0.13%, 01/15/30	246,099	235,030
1.63%, 04/15/30	229,349	232,938
0.63%, 07/15/32	489,218	463,202
1.38%, 07/15/33	159,552	157,154
1.75%, 01/15/34	77,770	78,165
1.88%, 07/15/34	240,910	244,510
2.13%, 01/15/35	301,974	310,972
1.88%, 07/15/35	108,656	109,569
		3,167,248
Total U.S. Treasury Obligations (Cost $5,350,333)		5,421,934
TOTAL INVESTMENTS — 100.0% (Cost $1,923,279,189)		2,286,152,284
Liabilities in Excess of Other Assets — (0.0)%		(999,550)
NET ASSETS — 100.0%		$2,285,152,734
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	93	$11,418,075	$33,050
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	15,507,774	$200,050,290
GuideStone Global Bond Fund (Institutional Class)∞	5,648,017	49,984,949
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,987,998	74,011,651
GuideStone Equity Index Fund (Institutional Class)∞	14,047,987	930,960,078
GuideStone International Equity Index Fund (Institutional Class)∞	30,175,246	438,144,579
GuideStone Small Cap Equity Fund (Institutional Class)∞	5,989,060	110,617,938
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,927,035	108,284,934
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,521,778	33,703,418
Total Mutual Funds (Cost $1,483,150,856)		1,945,757,837
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $19,227,867)	19,227,867	$19,227,867
TOTAL INVESTMENTS — 100.0% (Cost $1,502,378,723)		1,964,985,704
Other Assets in Excess of Liabilities — 0.0%		243,386
NET ASSETS — 100.0%		$1,965,229,090
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	80	$9,822,000	$27,875
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	3,803,590	$49,066,318
GuideStone Global Bond Fund (Institutional Class)∞	1,390,120	12,302,567
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,029,979	37,450,538
GuideStone Equity Index Fund (Institutional Class)∞	8,214,954	544,404,985
GuideStone International Equity Index Fund (Institutional Class)∞	17,707,978	257,119,836
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,520,127	65,016,739
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,235,913	63,511,623
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,056,168	19,677,525
Total Mutual Funds (Cost $798,714,544)		1,048,550,131
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $10,332,840)	10,332,840	$10,332,840
TOTAL INVESTMENTS — 100.0% (Cost $809,047,384)		1,058,882,971
Other Assets in Excess of Liabilities — 0.0%		291,613
NET ASSETS — 100.0%		$1,059,174,584
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	43	$5,279,325	$15,710
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,085,251	$105,027,412
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,481,451	135,210,717
GuideStone Global Bond Fund (Institutional Class)∞	1,400,198	12,391,754
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,925,420	23,798,197
GuideStone Impact Bond Fund (Institutional Class)∞	1,699,620	16,367,341
GuideStone Value Equity Index Fund (Institutional Class)∞	453,827	5,799,912
GuideStone Value Equity Fund (Institutional Class)∞	980,125	19,494,691
GuideStone Growth Equity Index Fund (Institutional Class)∞	305,390	5,817,676
GuideStone Growth Equity Fund (Institutional Class)∞	893,149	27,294,624
GuideStone Small Cap Equity Fund (Institutional Class)∞	202,983	3,749,087
GuideStone International Equity Fund (Institutional Class)∞	1,288,154	22,104,727
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	697,059	$8,455,328
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	523,485	5,009,749
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,170,212	20,551,909
Total Mutual Funds (Cost $395,901,906)		411,073,124
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $5,143,768)	5,143,768	5,143,768
TOTAL INVESTMENTS — 100.0% (Cost $401,045,674)		416,216,892
Liabilities in Excess of Other Assets — (0.0)%		(114,354)
NET ASSETS — 100.0%		$416,102,538
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,231,169	$54,962,880
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	30,830,618	397,714,973
GuideStone Global Bond Fund (Institutional Class)∞	12,413,654	109,860,840
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	9,413,319	116,348,620
GuideStone Impact Bond Fund (Institutional Class)∞	2,217,134	21,350,997
GuideStone Value Equity Index Fund (Institutional Class)∞	2,765,627	35,344,717
GuideStone Value Equity Fund (Institutional Class)∞	5,674,810	112,871,964
GuideStone Growth Equity Index Fund (Institutional Class)∞	1,864,291	35,514,748
GuideStone Growth Equity Fund (Institutional Class)∞	4,755,906	145,340,494
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,367,937	25,265,796
GuideStone International Equity Fund (Institutional Class)∞	8,126,929	139,458,100
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,641,954	$56,306,907
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,936,575	28,103,023
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,609,778	53,124,597
Total Mutual Funds (Cost $1,283,628,685)		1,331,568,656
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $13,280,353)	13,280,353	13,280,353
TOTAL INVESTMENTS — 100.0% (Cost $1,296,909,038)		1,344,849,009
Other Assets in Excess of Liabilities — 0.0%		14,706
NET ASSETS — 100.0%		$1,344,863,715
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MODERATELY AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,542,968	$20,043,159
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,799,262	152,210,476
GuideStone Global Bond Fund (Institutional Class)∞	4,523,798	40,035,612
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,532,335	31,299,657
GuideStone Impact Bond Fund (Institutional Class)∞	1,896,306	18,261,423
GuideStone Value Equity Index Fund (Institutional Class)∞	4,303,785	55,002,373
GuideStone Value Equity Fund (Institutional Class)∞	8,580,543	170,667,007
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,912,152	55,476,497
GuideStone Growth Equity Fund (Institutional Class)∞	6,548,378	200,118,441
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,236,801	41,313,719
GuideStone International Equity Fund (Institutional Class)∞	12,900,210	221,367,595
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,618,773	$92,415,720
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,794,687	36,315,151
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,061,738	28,994,662
Total Mutual Funds (Cost $1,026,547,089)		1,163,521,492
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $11,648,719)	11,648,719	11,648,719
TOTAL INVESTMENTS — 100.0% (Cost $1,038,195,808)		1,175,170,211
Liabilities in Excess of Other Assets — (0.0)%		(318,363)
NET ASSETS — 100.0%		$1,174,851,848
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.1%
GuideStone Value Equity Index Fund (Institutional Class)∞	6,204,972	$79,299,546
GuideStone Value Equity Fund (Institutional Class)∞	11,992,622	238,533,243
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,201,987	80,047,846
GuideStone Growth Equity Fund (Institutional Class)∞	9,413,272	287,669,607
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,248,836	60,006,010
GuideStone International Equity Fund (Institutional Class)∞	18,746,386	321,687,980
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,186,826	135,696,203
Total Mutual Funds (Cost $1,004,370,665)		1,202,940,435
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞ (Cost $11,977,444)	11,977,444	$11,977,444
TOTAL INVESTMENTS — 100.1% (Cost $1,016,348,109)		1,214,917,879
Liabilities in Excess of Other Assets — (0.1)%		(652,332)
NET ASSETS — 100.0%		$1,214,265,547
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,922,585
2.25%, 08/15/29	1,000,000	946,433
1.30%, 02/03/31	870,000	759,485
1.68%, 09/17/35	2,300,000	1,781,290
Federal Home Loan Bank
2.18%, 11/06/29	750,000	703,986
1.61%, 01/27/33	600,000	502,828
Total Agency Obligations (Cost $6,467,651)		6,616,607
ASSET-BACKED SECURITIES — 18.0%
Affirm Asset Securitization Trust, Series 2025-X1, Class A
5.08%, 04/15/30 144A	149,260	149,585
Affirm Master Trust, Series 2025-3A, Class A
4.45%, 10/16/34 144A	485,000	484,787
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.03%, 01/21/37 144A †	430,000	431,500
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class D
4.99%, 06/15/33 144A	929,366	933,091
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	950,000	969,961
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2
4.83%, 03/15/28 144A	1,375,539	1,378,862
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class A2
4.70%, 09/22/31 144A	1,270,000	1,282,627
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 6.76%, 04/28/37 144A †	450,000	453,390
Apidos CLO XXIV, Series 2016-24A, Class A1AL
(Floating, CME Term SOFR 3M + 1.21%, 0.95% Floor), 5.54%, 10/20/30 144A †	130,573	130,841
Ares LVI CLO, Ltd., Series 2020-56A, Class A1R2
(Floating, CME Term SOFR 3M + 1.25%), 5.57%, 01/25/38 144A †	250,000	250,752
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	104,729	105,426
	Par	Value
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	$621,230	$626,297
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	918,580
ARI Fleet Lease Trust, Series 2025-B, Class A2
4.59%, 03/15/34 144A	2,117,000	2,130,929
AutoNation Finance Trust, Series 2025-1A, Class A2
4.72%, 04/10/28 144A	1,245,014	1,248,227
AutoNation Finance Trust, Series 2025-1A, Class A3
4.62%, 11/13/29 144A	34,000	34,345
Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A
4.80%, 08/20/29 144A	1,250,000	1,267,736
Bain Capital Credit CLO, Ltd., Series 2021-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.20%, 1.20% Floor), 5.53%, 10/20/34 144A †	165,000	165,382
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 5.86%, 07/20/37 144A †	315,000	317,198
Benefit Street Partners CLO XX, Ltd., Series 2020-20A, Class ARR
(Floating, CME Term SOFR 3M + 1.29%), 5.58%, 07/15/37 144A †	260,000	260,924
BHG Securitization Trust, Series 2025-2CON, Class A
4.84%, 09/17/36 144A	630,372	635,825
Birch Grove CLO 2, Ltd., Series 2021-2A, Class A1R
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.73%, 10/19/37 144A †	250,000	251,019
Blueberry Park CLO, Ltd., Series 2024-1A, Class A
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.68%, 10/20/37 144A †	500,000	502,166
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 5.66%, 07/15/31 144A †	112,140	112,317
BofA Auto Trust, Series 2025-1A, Class A2A
4.52%, 11/22/27 144A	950,912	951,852
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.40%, 08/19/38 144A †	952,294	951,309

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BSPRT Issuer LLC, Series 2024-FL11, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.79%, 07/15/39 144A †	$1,300,000	$1,305,574
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 6.41%, 09/15/35 144A †	951,194	951,744
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 07/16/29	1,500,000	1,512,736
CarMax Auto Owner Trust, Series 2024-4, Class A2A
4.67%, 12/15/27	868,750	870,435
Carmax Auto Owner Trust, Series 2025-2, Class A2A
4.59%, 07/17/28	1,310,000	1,315,984
Cars Alliance Auto Loans Germany V, Series 2024-G1V, Class A
(Floating, Euribor 1M + 0.52%), 2.43%, 01/18/36(E) †	930,908	1,094,810
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,892,173	1,830,480
Carvana Auto Receivables Trust, Series 2024-P4, Class A3
4.64%, 01/10/30	1,600,000	1,611,289
Chase Auto Owner Trust, Series 2024-5A, Class A3
4.18%, 08/27/29 144A	200,000	200,645
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	198,099	200,968
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	268,187	271,650
CIFC Funding, Ltd., Series 2021-4A, Class BR
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 5.97%, 07/23/37 144A †	250,000	250,938
Citizens Auto Receivables Trust, Series 2023-1, Class A4
5.78%, 10/15/30 144A	3,000,000	3,058,785
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	388,210
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 5.07%, 06/25/52 144A †	126,962	125,934
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	68,211	64,107
	Par	Value
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 6.26%, 05/25/55 144A †	$399,180	$404,468
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.20% on 02/25/36), 6.22%, 09/25/36 STEP	214,490	59,433
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.81%, 12/25/34†	417,546	407,280
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	984,379
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.68%, 07/22/27 144A	1,310,000	1,316,738
Dell Equipment Finance Trust, Series 2025-1, Class A3
4.61%, 02/24/31 144A	215,000	217,357
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,583,214
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,666,255
Drive Auto Receivables Trust, Series 2025-2, Class A3
4.14%, 09/15/32	540,000	540,236
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	1,400,000	1,400,629
Drive Auto Receivables Trust, Series 2025-S1, Class R1
6.04%, 06/16/29 144A	809,912	818,724
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	66,903	66,076
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	39,838	37,297
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	708,814	635,578
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	304,203	300,441
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	398,367	419,009

	Par	Value
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, CME Term SOFR 3M + 1.43%, 1.43% Floor), 5.75%, 07/17/37 144A †	$685,000	$688,520
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	425,325	426,544
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	409,386	412,134
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	226,373	228,361
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,983
Enterprise Fleet Financing LLC, Series 2024-3, Class A3
4.98%, 08/21/28 144A	1,757,000	1,784,711
Enterprise Fleet Financing LLC, Series 2024-3, Class A4
5.06%, 03/20/31 144A	51,000	52,165
Enterprise Fleet Financing LLC, Series 2024-4, Class A3
4.56%, 11/20/28 144A	149,000	150,368
Enterprise Fleet Financing LLC, Series 2025-1, Class A3
4.82%, 02/20/29 144A	1,000,000	1,016,596
Enterprise Fleet Financing LLC, Series 2025-2, Class A2
4.51%, 02/22/28 144A	1,270,000	1,277,048
Enterprise Fleet Financing LLC, Series 2025-2, Class A3
4.41%, 06/20/29 144A	220,000	221,942
Enterprise Fleet Financing LLC, Series 2025-3, Class A3
4.46%, 09/20/29 144A	1,146,000	1,158,589
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3
4.78%, 07/16/29	1,270,000	1,280,966
FACT SA, Series 2024-1, Class A
(Floating, Euribor 1M + 0.65%), 2.58%, 09/22/31(E) †	736,706	868,059
Ford Auto Securitization Trust, Series 2024-AA, Class A2
5.05%, 07/15/28(C) 144A	1,940,169	1,413,868
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,479,751
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	2,000,000	2,065,510
Ford Credit Auto Owner Trust, Series 2025-1, Class A
4.86%, 08/15/37 144A STEP	520,000	534,260
Ford Credit Auto Owner Trust, Series 2025-2, Class A
4.37%, 02/15/38 144A STEP	490,000	493,586
	Par	Value
Ford Credit Auto Owner Trust, Series 2025-B, Class A2A
3.88%, 06/15/28	$1,000,000	$1,000,253
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 5.62%, 05/15/28 144A †	290,000	291,718
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	311,576
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A2
(Floating, U.S. 30-Day Average SOFR + 0.77%), 5.14%, 09/15/29 144A †	1,000,000	1,006,040
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	186,463	190,700
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	226,451	229,583
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 5.48%, 05/16/38 144A †	127,712	127,556
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2
4.71%, 04/15/30 144A	515,649	518,869
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 02/21/28	2,000,000	2,018,739
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	1,500,000	1,517,608
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A2A
4.40%, 02/16/28	1,260,300	1,262,466
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	219,857
GM Financial Revolving Receivables Trust, Series 2024-2, Class A
4.52%, 03/11/37 144A	150,000	152,071
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	3,000,000	3,026,703
Golden Credit Card Trust, Series 2022-1A, Class A
1.97%, 01/15/29 144A	2,000,000	1,948,646
Goldentree Loan Management U.S. CLO 8, Ltd., Series 2020-8A, Class ARR
(Floating, CME Term SOFR 3M + 1.15%, 1.15% Floor), 5.48%, 10/20/34 144A †	250,000	250,597

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Golub Capital Partners CLO, Ltd., Series 2019-41A, Class AR2
(Floating, CME Term SOFR 3M + 1.33%), 5.65%, 07/20/38 144A †	$250,000	$251,061
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	30,363	27,072
GreatAmerica Leasing Receivables Funding LLC, Series 2024-2, Class A2
5.28%, 03/15/27 144A	129,771	130,495
GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3
4.49%, 04/16/29 144A	1,000,000	1,010,574
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4
4.89%, 06/25/60 144A	114,845	115,846
Honda Auto Receivables Owner Trust, Series 2025-2, Class A2A
4.30%, 01/18/28	1,270,000	1,272,218
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	1,011,343
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	17,511	17,507
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	2,022,377
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 06/15/29	2,600,000	2,606,621
KKR CLO, Ltd., Series 21, Class A
(Floating, CME Term SOFR 3M + 1.26%), 5.58%, 04/15/31 144A †	127,357	127,568
Kubota Credit Owner Trust, Series 2025-2A, Class A3
4.42%, 09/17/29 144A	2,000,000	2,021,943
Lendmark Funding Trust, Series 2025-1A, Class A
4.94%, 09/20/34 144A	1,270,000	1,286,185
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 5.56%, 07/15/36 144A †	167,438	167,444
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2
5.60%, 09/20/65 144A	100,000	101,245
M&T Bank Auto Receivables Trust, Series 2024-1A, Class A3
5.22%, 02/17/32 144A	700,000	709,168
M&T Equipment Notes, Series 2025-1A, Class A2
4.70%, 12/16/27 144A	53,000	53,398
M&T Equipment Notes, Series 2025-1A, Class A3
4.78%, 09/17/29 144A	1,000,000	1,016,390
	Par	Value
Mariner Finance Issuance Trust, Series 2025-AA, Class B
0.00%, 05/20/38 144A	$760,000	$771,525
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	136,933
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	213,685	206,732
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 5.16%, 11/15/68 144A †	35,614	35,539
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	134,947	134,089
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	51,609	50,995
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 5.18%, 05/15/68 144A †	106,453	106,467
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	83,977	81,721
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	304,558	289,734
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	140,520	132,670
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	202,080	191,360
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 5.26%, 04/15/69 144A †	819,384	816,034
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	26,984	24,707
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	215,293	196,482
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.27%, 07/26/66 144A †	478,212	479,919

	Par	Value
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	$5,301	$5,295
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	97,042	95,431
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 5.24%, 12/15/59 144A †	84,600	84,494
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	294,217
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 5.27%, 09/25/65 144A †	274,545	274,949
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	295,643	279,239
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	277,146	262,309
Nelnet Student Loan Trust, Series 2025-AA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.10%), 5.47%, 03/15/57 144A †	272,189	271,498
Nelnet Student Loan Trust, Series 2025-BA, Class A1A
4.84%, 05/17/55 144A	500,000	504,254
Nelnet Student Loan Trust, Series 2025-BA, Class A1B
(Floating, 1.35% - U.S. 30-Day Average SOFR), 0.00%, 05/17/55 144A †	360,000	362,667
Nelnet Student Loan Trust, Series 2025-CA, Class A1A
4.67%, 06/22/65 144A	1,000,000	997,529
Nelnet Student Loan Trust, Series 2025-CA, Class A1B
(Floating, U.S. 30-Day Average SOFR + 0.01%), 5.44%, 06/22/65 144A †	470,000	470,671
Neuberger Berman Loan Advisers CLO 50, Ltd., Series 2022-50A, Class AR
(Floating, CME Term SOFR 3M + 1.25%, 1.25% Floor), 5.57%, 07/23/36 144A †	330,000	330,766
NMEF Funding LLC, Series 2025-B, Class A2
4.64%, 01/18/33 144A	540,000	542,432
OCP CLO, Ltd., Series 2020-8RA, Class AR2
(Floating, CME Term SOFR 3M + 1.22%), 3.89%, 10/17/38 144A †	355,000	355,000
	Par	Value
OHA Credit Funding 3, Ltd., Series 2019-3A, Class AR2
(Floating, CME Term SOFR 3M + 1.32%), 5.65%, 01/20/38 144A †	$250,000	$251,128
OHA Credit Partners XVI, Series 2021-16A, Class AR
(Floating, CME Term SOFR 3M + 1.35%, 1.35% Floor), 5.68%, 10/18/37 144A †	330,000	331,428
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,107,587
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	216,965
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	462,744	463,263
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	742,475	747,039
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	155,334
OneMain Financial Issuance Trust, Series 2025-1A, Class A
4.82%, 07/14/38 144A	1,900,000	1,923,911
Oportun Issuance Trust, Series 2025-B, Class A
4.88%, 05/09/33 144A	880,000	886,299
Oportun Issuance Trust, Series 2025-C, Class A
4.49%, 07/08/33 144A	1,280,000	1,285,830
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	430,993
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.73%, 07/20/37 144A †	250,000	250,927
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 5.80%, 07/25/37 144A †	325,000	326,484
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,104,774
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,015,033
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,429,837
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	163,078

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PFS Financing Corporation, Series 2025-B, Class A
4.85%, 02/15/30 144A	$456,000	$463,968
PFS Financing Corporation, Series 2025-D, Class A
4.47%, 05/15/30 144A	1,270,000	1,279,940
Point Broadband Funding LLC, Series 2025-1A, Class A2
5.34%, 07/20/55 144A	69,000	69,803
Polus U.S. CLO II, Ltd., Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.52%), 5.80%, 07/20/38 144A †	135,000	135,754
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	573,569	575,411
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	268,742	271,235
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3
4.44%, 01/22/30 144A	1,097,000	1,103,346
Post Road Equipment Finance LLC, Series 2025-1A, Class A2
4.90%, 05/15/31 144A	600,000	605,034
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 5.52%, 07/25/51 144A †	31,182	31,183
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	126,671	120,085
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	730,000	745,251
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A †††	266,000	265,133
RCKT Mortgage Trust, Series 2025-CES2, Class A1A
(Step to 6.50% on 03/25/29), 5.50%, 02/25/55 144A STEP	885,231	893,864
RCKT Mortgage Trust, Series 2025-CES5, Class A1A
(Step to 6.69% on 06/25/29), 5.69%, 05/25/55 144A STEP	1,282,799	1,301,469
RCKT Mortgage Trust, Series 2025-CES6, Class A1A
(Step to 6.47% on 07/25/29), 5.47%, 06/25/55 144A STEP	478,993	486,808
RCKT Mortgage Trust, Series 2025-CES7, Class A1A
(Step to 6.38% on 08/25/29), 5.38%, 07/25/55 144A STEP	977,322	986,992
RCKT Mortgage Trust, Series 2025-CES9, Class A1A
(Step to 5.80% on 10/25/29), 4.80%, 09/25/55 144A STEP	700,000	699,994
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	105,386
	Par	Value
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	$100,000	$100,902
Regional Management Issuance Trust, Series 2025-1, Class A
4.99%, 04/17/34 144A	1,310,000	1,319,676
Republic Finance Issuance Trust, Series 2025-A, Class A
0.00%, 11/20/34	970,000	969,784
RR 21, Ltd., Series 2022-21A, Class A1AR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.72%, 07/15/39 144A †	250,000	250,991
Sagard-Halseypoint CLO 10, Ltd., Series 2025-10A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 6.36%, 10/20/38 144A †	250,000	250,297
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	569,360	571,716
Santander Drive Auto Receivables Trust, Series 2024-S1, Class R1
6.53%, 03/16/29 144A	886,918	888,094
Santander Drive Auto Receivables Trust, Series 2024-S2, Class R1
5.80%, 12/16/28 144A	1,352,870	1,353,301
SBNA Auto Lease Trust, Series 2024-C, Class A3
4.56%, 02/22/28 144A	1,000,000	1,003,123
SBNA Auto Lease Trust, Series 2025-A, Class A3
4.83%, 04/20/28 144A	1,000,000	1,008,032
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3
5.33%, 11/20/29 144A	3,200,000	3,238,886
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3
4.75%, 07/22/30 144A	325,000	328,945
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 5.87%, 04/25/37 144A †	400,000	401,700
Signal Peak CLO 8, Ltd., Series 2020-8A, Class A1R
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 5.72%, 10/20/37 144A †	1,000,000	1,004,635
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 4.70%, 06/15/33†	48,493	48,334
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 4.54%, 12/16/41†	74,910	73,453
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 9.01%, 10/15/41 144A †	54,055	56,740

	Par	Value
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 4.98%, 01/15/37 144A †	$80,590	$80,499
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	302,352	293,440
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 5.09%, 09/15/37 144A †	30,235	30,226
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 5.12%, 09/15/54 144A †	945,571	942,946
SMB Private Education Loan Trust, Series 2021-A, Class APL
5.45%, 01/15/53 144A † γ	348,374	345,288
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	85,299	83,492
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	496,552	466,934
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	327,379	308,604
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 6.17%, 10/15/58 144A †	542,625	552,760
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 5.87%, 01/15/53 144A †	238,498	240,891
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	130,060	133,744
SMB Private Education Loan Trust, Series 2024-A, Class A1A
5.24%, 03/15/56 144A	245,974	251,614
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.82%, 03/15/56 144A †	819,914	830,130
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	337,118	347,426
SMB Private Education Loan Trust, Series 2024-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 0.01%, 1.10% Floor), 5.47%, 07/05/53 144A †	321,503	320,930
SoFi Consumer Loan Program Trust, Series 2025-1, Class A
4.80%, 02/27/34 144A	855,518	860,035
	Par	Value
SoFi Consumer Loan Program Trust, Series 2025-2, Class A
4.82%, 06/25/34 144A	$507,987	$510,784
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	94,430	95,162
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	31,721	31,176
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	21,873	21,726
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	151,754	146,894
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	106,137	93,876
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	10,543	10,526
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,577,756
STORE Master Funding LLC, Series 2025-1A, Class A1
4.76%, 10/20/55 144A	470,000	469,970
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	794,333	804,985
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,106,257
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,214,118
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 02/15/31	1,500,000	1,527,316
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	266,667	267,111
Toyota Lease Owner Trust, Series 2025-A, Class A3
4.75%, 02/22/28 144A	2,900,000	2,932,852
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 5.78%, 07/25/37 144A †	250,000	251,287
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2
(Floating, CME Term SOFR 3M + 1.05%), 5.31%, 04/25/33 144A †	470,000	470,484
United Airlines Pass-Through Trust, Series 2014-2, Class A
3.75%, 09/03/26	222,657	221,150

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	$55,317	$56,901
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26Δ	11,230	11,232
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	119,244	119,848
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	1,300,000	1,304,417
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	311,364
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	831,563
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	115,795
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 08/20/30	1,100,000	1,105,944
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	440,000	446,045
Verizon Master Trust, Series 2025-4, Class A
4.76%, 03/21/33 144A	1,310,000	1,345,673
Verizon Master Trust, Series 2025-7, Class A1A
3.96%, 08/20/31	454,000	453,770
Veros Auto Receivables Trust, Series 2025-1, Class A
5.31%, 09/15/28 144A	918,296	921,841
Westlake Automobile Receivables Trust, Series 2023-1A, Class D
6.79%, 11/15/28 144A	1,600,000	1,643,612
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	704,869
Westlake Automobile Receivables Trust, Series 2025-P1, Class A3
4.58%, 06/15/29 144A	131,000	132,127
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.64%, 07/24/36 144A †	315,000	315,405
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	999,613
Total Asset-Backed Securities (Cost $161,261,976)		162,028,970
CORPORATE BONDS — 25.7%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	245,000	252,384
Acadian Asset Management, Inc.
4.80%, 07/27/26	1,480,000	1,476,121
	Par	Value
Adventist Health System
4.74%, 12/01/30	$1,000,000	$1,001,134
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,684,485
AGCO Corporation
5.45%, 03/21/27	310,000	314,630
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	586,287
Alliant Energy Finance LLC
5.40%, 06/06/27 144A	380,000	384,903
Allison Transmission, Inc.
4.75%, 10/01/27 144A	590,000	586,430
Ally Financial, Inc.
5.75%, 11/20/25Δ	200,000	200,124
(Variable, U.S. SOFR Index + 1.96%), 5.74%, 05/15/29^	265,000	271,315
(Variable, U.S. SOFR + 2.82%), 6.85%, 01/03/30^	640,000	677,270
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	660,000	667,619
American Airlines, Inc.
5.50%, 04/20/26 144A	400,000	400,516
American Express Co.
(Variable, U.S. SOFR Index + 0.75%), 5.65%, 04/23/27^	650,000	655,148
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,034,662
(Variable, U.S. SOFR + 1.26%), 4.73%, 04/25/29^	1,235,000	1,254,903
(Variable, U.S. SOFR + 0.81%), 4.35%, 07/20/29^	1,100,000	1,106,656
American Honda Finance Corporation
(Floating, U.S. SOFR + 0.62%), 4.86%, 12/11/26†	2,000,000	2,002,053
(Floating, U.S. SOFR + 0.73%), 4.98%, 03/08/27†	200,000	200,412
American National Global Funding
5.55%, 01/28/30 144A	650,000	670,064
5.25%, 06/03/30 144A	440,000	449,024
American Tower Corporation REIT
1.60%, 04/15/26Δ	1,500,000	1,479,933
3.55%, 07/15/27Δ	158,000	156,525
5.20%, 02/15/29	98,000	100,879
2.90%, 01/15/30	162,000	152,754
5.00%, 01/31/30	630,000	645,038
4.90%, 03/15/30	355,000	362,164
Amgen, Inc.
4.05%, 08/18/29Δ	151,000	150,459
Antero Resources Corporation
5.38%, 03/01/30 144A	1,055,000	1,061,912
Applied Materials, Inc.
4.00%, 01/15/31	150,000	148,582
AppLovin Corporation
5.13%, 12/01/29	799,000	817,582
Arbor Realty SR, Inc.
7.88%, 07/15/30 144A	245,000	257,709
Archer-Daniels-Midland Co.
3.25%, 03/27/30	710,000	683,074

	Par	Value
Ares Strategic Income Fund
5.45%, 09/09/28 144A Δ	$1,120,000	$1,129,033
Arrow Electronics, Inc.
5.15%, 08/21/29	700,000	716,856
AS Mileage Plan IP, Ltd.
5.02%, 10/20/29 144A	380,000	380,368
Ashtead Capital, Inc.
4.25%, 11/01/29 144A	685,000	675,867
AT&T, Inc.
4.70%, 08/15/30	111,000	112,929
Athene Global Funding
(Floating, U.S. SOFR Index + 0.75%), 5.08%, 07/16/26 144A †	1,000,000	1,002,458
5.52%, 03/25/27 144A Δ	2,000,000	2,037,283
4.83%, 05/09/28 144A	670,000	678,215
5.53%, 07/11/31 144A	660,000	680,802
5.32%, 11/13/31 144A	670,000	686,084
Aviation Capital Group LLC
4.75%, 04/14/27 144A Δ	305,000	306,517
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	885,000	911,132
Ball Corporation
6.00%, 06/15/29	465,000	476,576
Bank of America Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	680,000	669,609
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	800,000	790,843
(Variable, U.S. SOFR + 0.96%), 1.73%, 07/22/27^	460,000	450,862
(Variable, U.S. SOFR + 2.04%), 4.95%, 07/22/28^	655,000	664,533
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	155,000	152,662
(Variable, U.S. SOFR + 0.83%), 4.98%, 01/24/29^	1,240,000	1,263,144
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,475,000	1,493,552
(Variable, U.S. SOFR + 1.00%), 5.16%, 01/24/31Δ ^	20,000	20,648
Bank of New York Mellon (The)
(Variable, U.S. SOFR + 0.69%), 4.59%, 04/20/27Δ ^	415,000	416,305
(Variable, U.S. SOFR + 1.14%), 4.73%, 04/20/29^	440,000	447,318
Bank of New York Mellon Corporation (The)
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 02/07/28^	670,000	665,549
Berry Global, Inc.
4.88%, 07/15/26 144A	233,000	233,039
Big River Steel LLC
6.63%, 01/31/29 144A	260,000	260,312
Blackstone Private Credit Fund
3.25%, 03/15/27	700,000	686,925
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	342,022
	Par	Value
6.75%, 04/04/29Δ	$1,325,000	$1,367,516
BMW U.S. Capital LLC
4.15%, 08/11/27 144A Δ	270,000	270,392
(Floating, U.S. SOFR + 0.71%), 5.00%, 08/11/27 144A † Δ	1,900,000	1,908,914
5.05%, 03/21/30 144A	655,000	672,692
Boeing Co. (The)
2.75%, 02/01/26	1,400,000	1,392,180
2.20%, 02/04/26	1,200,000	1,191,063
6.26%, 05/01/27	570,000	586,713
6.30%, 05/01/29	140,000	148,614
Brandywine Operating Partnership LP REIT
6.13%, 01/15/31	560,000	559,440
Brighthouse Financial Global Funding
1.55%, 05/24/26 144A	300,000	294,189
Brink's Co. (The)
6.50%, 06/15/29 144A	125,000	128,747
Broadcom Corporation
3.88%, 01/15/27	300,000	299,897
Broadcom, Inc.
5.05%, 07/12/29	527,000	542,974
4.60%, 07/15/30	245,000	248,773
4.20%, 10/15/30	70,000	69,898
4.15%, 11/15/30Δ	87,000	86,688
Brown & Brown, Inc.
4.70%, 06/23/28	245,000	247,471
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29Δ	675,000	673,010
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27Δ ^	930,000	957,999
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	705,000	679,976
(Variable, U.S. SOFR + 1.25%), 4.49%, 09/11/31^	135,000	133,953
Cargill, Inc.
4.50%, 06/24/26 144A	655,000	657,630
4.63%, 02/11/28 144A	655,000	664,595
Carnival Corporation
4.00%, 08/01/28 144A	785,000	774,285
5.13%, 05/01/29	210,000	210,000
5.75%, 03/15/30 144A	260,000	265,631
Caterpillar Financial Services Corporation
4.38%, 08/16/29	655,000	664,336
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,322,126
Celanese U.S. Holdings LLC
6.85%, 11/15/28Δ	46,000	47,775
Cencora, Inc.
4.63%, 12/15/27	350,000	354,018
Chart Industries, Inc.
7.50%, 01/01/30 144A	125,000	130,248
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	101,000	98,188

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cheniere Energy Partners LP
4.50%, 10/01/29	$516,000	$514,494
Citigroup, Inc.
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	380,000	372,858
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	670,000	667,403
(Variable, U.S. SOFR + 1.14%), 4.64%, 05/07/28^	1,708,000	1,720,086
(Variable, U.S. SOFR + 0.87%), 4.79%, 03/04/29^	1,530,000	1,549,988
(Variable, U.S. SOFR + 1.17%), 4.50%, 09/11/31^	350,000	350,270
Clarivate Science Holdings Corporation
3.88%, 07/01/28 144A	330,000	317,877
CNH Industrial Capital LLC
1.88%, 01/15/26	1,340,000	1,329,783
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	765,323
Comerica, Inc.
(Variable, U.S. SOFR + 2.16%), 5.98%, 01/30/30^	1,305,000	1,358,309
CommonSpirit Health
1.55%, 10/01/25	800,000	800,000
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	985,218
Consumers Energy Co.
4.50%, 01/15/31	115,000	116,252
Corebridge Financial, Inc.
3.65%, 04/05/27	600,000	595,095
Crown Castle, Inc. REIT
3.70%, 06/15/26	2,665,000	2,654,550
Daimler Truck Finance North America LLC
4.30%, 08/12/27 144A	150,000	150,416
5.13%, 09/25/27 144A	1,205,000	1,225,011
4.95%, 01/13/28 144A	350,000	355,082
Darden Restaurants, Inc.
4.35%, 10/15/27	640,000	642,730
Dell International LLC
4.15%, 02/15/29	920,000	918,003
4.50%, 02/15/31	60,000	59,877
Delta Air Lines, Inc.
4.75%, 10/20/28 144A	660,000	663,986
Diamondback Energy, Inc.
3.50%, 12/01/29	200,000	193,025
5.15%, 01/30/30Δ	130,000	133,943
Dominion Energy, Inc.
5.00%, 06/15/30	90,000	92,327
Drawbridge Special Opportunities Fund LP
5.95%, 09/17/30 144A	820,000	800,809
DTE Energy Co.
4.95%, 07/01/27	455,000	460,888
Duke Energy Carolinas LLC
4.85%, 03/15/30	127,000	130,535
Duke Energy Corporation
2.65%, 09/01/26	271,000	267,786
	Par	Value
4.30%, 03/15/28	$67,000	$67,336
4.85%, 01/05/29Δ	126,000	128,450
3.40%, 06/15/29Δ	75,000	72,911
Duke Energy Progress LLC
5.10%, 03/15/34	655,000	674,692
Edison International
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 03/09/26ρ ^	685,000	666,070
Eli Lilly & Co.
4.25%, 03/15/31	345,000	345,570
EMRLD Borrower LP
6.63%, 12/15/30 144A	300,000	308,760
Energy Transfer LP
6.05%, 12/01/26	1,330,000	1,355,207
4.20%, 04/15/27	78,000	77,934
6.10%, 12/01/28	152,000	160,072
5.25%, 07/01/29	100,000	102,935
EOG Resources, Inc.
4.40%, 07/15/28	435,000	439,132
EQT Corporation
3.13%, 05/15/26 144A	1,480,000	1,466,734
6.50%, 07/01/27	100,000	102,400
3.90%, 10/01/27	62,000	61,614
5.50%, 07/15/28	220,000	221,844
4.50%, 01/15/29	175,000	175,081
5.00%, 01/15/29	135,000	136,962
6.38%, 04/01/29	350,000	363,027
7.00%, 02/01/30Δ	292,000	318,084
7.50%, 06/01/30	540,000	595,923
4.75%, 01/15/31	230,000	229,620
Equinix, Inc. REIT
1.80%, 07/15/27Δ	368,000	353,436
3.20%, 11/18/29	420,000	402,373
2.15%, 07/15/30	42,000	37,910
Equitable America Global Funding
3.95%, 09/15/27 144A	290,000	289,555
Equitable Financial Life Global Funding
5.00%, 03/27/30 144A	970,000	994,593
Evergy Kansas Central, Inc.
4.70%, 03/13/28	525,000	531,729
Exelon Corporation
5.15%, 03/15/28	84,000	85,967
5.15%, 03/15/29	80,000	82,328
Expand Energy Corporation
5.38%, 03/15/30	212,000	215,594
F&G Annuities & Life, Inc.
7.40%, 01/13/28	635,000	666,813
Fifth Third Bancorp
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28^	650,000	677,997
FirstEnergy Corporation
3.90%, 07/15/27	312,000	310,163
2.65%, 03/01/30	180,000	167,102
FirstEnergy Transmission LLC
4.55%, 01/15/30	79,000	79,560

	Par	Value
Ford Motor Credit Co. LLC
5.13%, 11/05/26	$1,500,000	$1,505,424
6.80%, 05/12/28	1,305,000	1,355,551
Franklin BSP Capital Corporation
6.00%, 10/02/30 144A	275,000	272,116
FS KKR Capital Corporation
3.40%, 01/15/26	300,000	298,670
General Motors Financial Co., Inc.
1.25%, 01/08/26	1,350,000	1,338,954
5.40%, 04/06/26	1,310,000	1,317,436
5.40%, 05/08/27	415,000	422,221
5.35%, 07/15/27	945,000	962,404
Glencore Funding LLC
1.63%, 04/27/26 144A Δ	1,383,000	1,362,188
4.00%, 03/27/27 144A	414,000	412,234
5.34%, 04/04/27 144A Δ	545,000	553,667
4.91%, 04/01/28 144A	102,000	103,668
5.37%, 04/04/29 144A	246,000	253,560
5.19%, 04/01/30 144A	30,000	30,925
Global Payments, Inc.
1.20%, 03/01/26	2,200,000	2,171,222
Goldman Sachs Bank U.S.A.
(Floating, U.S. SOFR + 0.75%), 5.03%, 05/21/27†	3,000,000	3,010,909
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.80%), 1.43%, 03/09/27^	380,000	375,157
(Variable, U.S. SOFR + 0.82%), 1.54%, 09/10/27^	660,000	643,763
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27^	228,000	222,663
(Variable, U.S. SOFR + 1.32%), 4.94%, 04/23/28^	1,415,000	1,431,879
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	318,000	315,739
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	895,000	900,820
(Variable, U.S. SOFR + 1.77%), 6.48%, 10/24/29^	130,000	138,364
(Variable, U.S. SOFR + 1.21%), 5.05%, 07/23/30^	195,000	199,922
(Variable, U.S. SOFR + 1.08%), 5.21%, 01/28/31^	58,000	59,885
(Variable, U.S. SOFR + 1.58%), 5.22%, 04/23/31^	157,000	162,387
Golub Capital BDC, Inc.
2.50%, 08/24/26	690,000	678,048
Golub Capital Private Credit Fund
5.80%, 09/12/29	660,000	669,023
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	200,147
Group 1 Automotive, Inc.
6.38%, 01/15/30 144A Δ	165,000	169,110
Guardian Life Global Funding
3.25%, 03/29/27 144A	655,000	648,556
4.80%, 04/28/30 144A	340,000	347,811
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	530,000	544,672
	Par	Value
Harvest Midstream I LP
7.50%, 09/01/28 144A	$655,000	$662,553
HAT Holdings I LLC
3.38%, 06/15/26 144A Δ	670,000	663,602
HCA, Inc.
5.88%, 02/15/26	2,030,000	2,032,670
5.00%, 03/01/28Δ	1,246,000	1,269,188
4.13%, 06/15/29	483,000	478,945
5.25%, 03/01/30Δ	250,000	258,182
Hess Midstream Operations LP
5.88%, 03/01/28 144A	735,000	749,704
6.50%, 06/01/29 144A	190,000	196,073
Hewlett Packard Enterprise Co.
4.15%, 09/15/28	885,000	884,199
Hexcel Corporation
4.20%, 02/15/27	750,000	747,151
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	265,000	270,657
Honeywell International, Inc.
4.70%, 02/01/30Δ	160,000	163,183
Hormel Foods Corporation
4.80%, 03/30/27Δ	655,000	662,714
HPS Corporate Lending Fund
5.30%, 06/05/27 144A	1,490,000	1,498,714
Huntington Bancshares, Inc.
(Variable, U.S. SOFR + 1.97%), 4.44%, 08/04/28Δ ^	670,000	673,122
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	1,600,000	1,650,077
Huntington National Bank (The)
(Variable, U.S. SOFR + 0.72%), 4.87%, 04/12/28^	690,000	697,488
Hyatt Hotels Corporation
5.05%, 03/30/28	400,000	406,607
Hyundai Capital America
5.65%, 06/26/26 144A Δ	2,200,000	2,220,927
4.85%, 03/25/27 144A Δ	970,000	977,787
5.68%, 06/26/28 144A	650,000	671,255
5.15%, 03/27/30 144A	300,000	306,355
Illumina, Inc.
5.80%, 12/12/25	300,000	300,416
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	199,625
Iron Mountain, Inc. REIT
7.00%, 02/15/29 144A	255,000	262,980
John Deere Capital Corporation
4.40%, 09/08/31	670,000	675,026
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.80%), 1.05%, 11/19/26^	580,000	577,427
(Variable, U.S. SOFR + 0.89%), 1.58%, 04/22/27^	500,000	492,899
(Variable, U.S. SOFR + 0.77%), 1.47%, 09/22/27^	245,000	238,847
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	1,060,000	1,072,200
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,000,000	1,022,117

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 0.93%), 4.98%, 07/22/28^	$755,000	$766,675
(Variable, U.S. SOFR + 0.86%), 4.51%, 10/22/28^	1,379,000	1,391,161
(Variable, U.S. SOFR + 0.80%), 4.92%, 01/24/29^	2,990,000	3,044,366
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	417,000	429,720
(Variable, U.S. SOFR + 1.13%), 5.00%, 07/22/30^	106,000	108,756
(Variable, U.S. SOFR + 1.01%), 5.14%, 01/24/31^	65,000	67,146
(Variable, U.S. SOFR + 1.44%), 5.10%, 04/22/31Δ ^	80,000	82,666
KFC Holding Co.
4.75%, 06/01/27 144A	265,000	264,433
M&T Bank Corporation
(Variable, U.S. SOFR + 0.93%), 4.83%, 01/16/29^	515,000	521,484
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A	220,000	220,115
Main Street Capital Corporation
3.00%, 07/14/26	680,000	671,034
5.40%, 08/15/28	540,000	542,311
Manufacturers & Traders Trust Co.
(Variable, U.S. SOFR + 0.95%), 4.76%, 07/06/28^	930,000	939,242
Marriott International, Inc.
4.20%, 07/15/27Δ	285,000	285,989
Mars, Inc.
4.45%, 03/01/27 144A	680,000	685,180
5.00%, 03/01/32 144A Δ	300,000	307,048
Medline Borrower LP
3.88%, 04/01/29 144A	625,000	603,237
Mercedes-Benz Finance North America LLC
4.65%, 04/01/27 144A	1,550,000	1,561,918
Meritage Homes Corporation
5.13%, 06/06/27	580,000	585,239
Met Tower Global Funding
5.25%, 04/12/29 144A	650,000	673,010
Microchip Technology, Inc.
4.90%, 03/15/28	550,000	558,191
Micron Technology, Inc.
5.30%, 01/15/31	200,000	207,025
MidAmerican Energy Co.
3.65%, 04/15/29	690,000	680,284
Morgan Stanley
5.00%, 11/24/25	1,496,000	1,497,154
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	330,000	324,848
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,147,460
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	57,000	56,512
(Variable, U.S. SOFR + 1.38%), 4.99%, 04/12/29^	1,185,000	1,208,812
(Variable, U.S. SOFR + 1.63%), 5.45%, 07/20/29^	254,000	262,495
(Variable, U.S. SOFR + 1.45%), 5.17%, 01/16/30^	110,000	113,078
	Par	Value
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	$254,000	$265,294
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	163,000	158,202
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	737,335
(Variable, U.S. SOFR + 0.93%), 4.97%, 07/14/28^	765,000	776,458
(Variable, U.S. SOFR + 0.91%), 5.02%, 01/12/29^	655,000	666,879
Morgan Stanley Private Bank NA
(Variable, U.S. SOFR + 0.77%), 4.47%, 07/06/28^	875,000	880,143
MPLX LP
4.80%, 02/15/31Δ	115,000	115,738
Mutual of Omaha Cos. Global Funding
5.00%, 04/01/30 144A	1,315,000	1,344,523
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,516,377
Navient Corporation
9.38%, 07/25/30Δ	245,000	270,989
Nestle Capital Corporation
4.75%, 03/12/31 144A Δ	650,000	666,605
Netflix, Inc.
5.88%, 11/15/28	145,000	152,927
New York Life Global Funding
4.85%, 01/09/28 144A	655,000	667,026
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27	510,000	515,645
4.85%, 02/04/28	11,000	11,197
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 06/15/54Δ ^	650,000	700,779
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26	700,000	675,301
North Haven Private Income Fund LLC
5.13%, 09/25/28 144A	625,000	621,936
Northwestern Mutual Global Funding
5.07%, 03/25/27 144A	655,000	665,578
NRG Energy, Inc.
2.45%, 12/02/27 144A	185,000	177,389
4.73%, 10/15/30 144A	140,000	140,043
Oaktree Strategic Credit Fund
6.50%, 07/23/29	645,000	668,780
Ohio Edison Co.
4.95%, 12/15/29 144A Δ	81,000	82,826
Olin Corporation
6.63%, 04/01/33 144A Δ	670,000	674,293
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	152,000	154,520
OneMain Finance Corporation
7.13%, 03/15/26	202,000	203,974
6.13%, 05/15/30	315,000	319,235
ONEOK, Inc.
5.55%, 11/01/26	715,000	724,282
4.40%, 10/15/29	800,000	799,779

	Par	Value
Oracle Corporation
2.80%, 04/01/27	$30,000	$29,425
4.20%, 09/27/29	146,000	145,721
4.45%, 09/26/30	110,000	109,971
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,300,000	2,292,850
2.10%, 08/01/27	600,000	576,895
5.55%, 05/15/29	492,000	506,637
4.55%, 07/01/30	190,000	188,757
Pacific Life Global Funding II
4.45%, 05/01/28 144A Δ	1,315,000	1,331,440
Paychex, Inc.
5.10%, 04/15/30	87,000	89,560
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	103,606
Penske Truck Leasing Co. LP
5.35%, 01/12/27 144A	300,000	303,755
Permian Resources Operating LLC
5.88%, 07/01/29 144A	310,000	311,620
PNC Bank NA
(Variable, U.S. SOFR + 0.63%), 4.54%, 05/13/27^	610,000	611,054
PNC Financial Services Group, Inc. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 09/15/26ρ Δ ^	500,000	486,039
(Variable, U.S. SOFR Index + 1.73%), 6.62%, 10/20/27^	655,000	671,096
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	294,351
Principal Life Global Funding II
4.95%, 11/27/29 144A Δ	670,000	684,934
Project Beignet SR
6.85%, 06/01/49 144A	300,000	300,000
Protective Life Global Funding
4.34%, 09/13/27 144A	1,150,000	1,156,343
4.80%, 06/05/30 144A	300,000	305,353
Public Service Enterprise Group, Inc.
4.90%, 03/15/30	98,000	100,257
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	130,000	134,761
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	829,105
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28 144A	405,000	406,887
RGA Global Funding
5.50%, 01/11/31 144A	645,000	673,580
Roche Holdings, Inc.
5.59%, 11/13/33 144A	640,000	687,582
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/26 144A Δ	2,200,000	2,209,468
Ryder System, Inc.
2.85%, 03/01/27Δ	179,000	175,919
5.30%, 03/15/27Δ	465,000	472,422
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	253,000	254,607
	Par	Value
4.20%, 03/15/28	$136,000	$135,881
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	242,583
(Variable, U.S. SOFR + 2.36%), 6.50%, 03/09/29Δ ^	635,000	662,696
(Variable, U.S. SOFR + 1.61%), 5.47%, 03/20/29^	1,450,000	1,478,257
(Variable, U.S. SOFR + 1.88%), 5.74%, 03/20/31^	435,000	449,310
SBA Tower Trust
1.88%, 01/15/26 144A	680,000	674,875
SBA Tower Trust REIT
1.63%, 11/15/26 144A	800,000	776,803
4.83%, 10/15/29 144A	800,000	805,906
Sealed Air Corporation
6.13%, 02/01/28 144A	130,000	131,898
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	140,000	135,293
Sirius XM Radio LLC
3.13%, 09/01/26 144A	600,000	592,306
5.00%, 08/01/27 144A	265,000	263,942
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26	1,111,000	1,093,735
Southern California Edison Co.
4.70%, 06/01/27	500,000	502,053
3.65%, 03/01/28	200,000	196,594
5.65%, 10/01/28	300,000	309,598
Southern Co. (The)
5.50%, 03/15/29	164,000	170,599
Standard Industries, Inc.
4.75%, 01/15/28 144A	270,000	267,900
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	655,000	688,598
6.50%, 07/01/30 144A	215,000	222,555
State Street Corporation
(Variable, U.S. SOFR + 1.72%), 5.82%, 11/04/28^	1,245,000	1,288,784
Sunoco LP
7.00%, 05/01/29 144A	815,000	844,451
Synchrony Financial
(Variable, U.S. SOFR + 1.40%), 5.02%, 07/29/29^	285,000	287,542
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	259,000	264,012
Synopsys, Inc.
4.55%, 04/01/27	660,000	664,222
4.65%, 04/01/28	750,000	758,525
4.85%, 04/01/30	17,000	17,321
TEGNA, Inc.
4.63%, 03/15/28	510,000	502,045
Teleflex, Inc.
4.25%, 06/01/28 144A	270,000	263,812
TerraForm Power Operating LLC
5.00%, 01/31/28 144A	595,000	591,149
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	220,322	220,054

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	$87,000	$86,108
3.75%, 04/15/27	135,000	134,254
4.75%, 02/01/28	13,000	13,020
3.38%, 04/15/29	175,000	169,949
3.88%, 04/15/30	315,000	308,976
Toyota Motor Credit Corporation
4.50%, 05/14/27Δ	430,000	434,086
5.05%, 05/16/29	650,000	671,000
TransDigm, Inc.
6.38%, 03/01/29 144A	295,000	301,977
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	584,678
Truist Bank
(Variable, U.S. SOFR + 0.59%), 4.67%, 05/20/27^	635,000	636,471
(Variable, U.S. SOFR + 0.77%), 4.42%, 07/24/28^	970,000	974,338
Truist Financial Corporation
(Variable, U.S. SOFR + 2.45%), 7.16%, 10/30/29Δ ^	625,000	677,096
Twilio, Inc.
3.63%, 03/15/29	140,000	133,568
U.S. Bancorp
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	681,786
U.S. Bank NA
(Variable, U.S. SOFR + 0.91%), 4.73%, 05/15/28Δ ^	1,250,000	1,261,255
Uber Technologies, Inc.
4.50%, 08/15/29 144A	959,000	958,078
4.15%, 01/15/31	200,000	198,298
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	539,635
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	275,000	303,229
Vertiv Group Corporation
4.13%, 11/15/28 144A	135,000	131,990
Viper Energy Partners LLC
4.90%, 08/01/30	430,000	433,546
Vistra Operations Co. LLC
5.05%, 12/30/26 144A	1,270,000	1,278,251
5.63%, 02/15/27 144A	250,000	250,339
5.00%, 07/31/27 144A	200,000	199,488
4.30%, 07/15/29 144A Δ	260,000	258,106
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 144A	1,400,000	1,393,437
4.95%, 03/25/27 144A	700,000	706,127
5.05%, 03/27/28 144A	580,000	587,676
4.55%, 09/11/28 144A	530,000	531,824
Warnermedia Holdings, Inc.
3.76%, 03/15/27	37,000	36,524
Wells Fargo & Co.
(Variable, U.S. SOFR + 0.78%), 4.90%, 01/24/28^	3,424,000	3,455,902
	Par	Value
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	$590,000	$603,860
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,045,000	1,057,568
(Variable, U.S. SOFR + 1.37%), 4.97%, 04/23/29^	1,800,000	1,834,529
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	22,000	22,805
(Variable, U.S. SOFR + 0.88%), 4.08%, 09/15/29^	1,590,000	1,585,259
Western-Southern Global Funding
4.50%, 07/16/28 144A	340,000	342,523
4.90%, 05/01/30 144A Δ	1,050,000	1,073,621
Total Corporate Bonds (Cost $228,533,353)		231,072,425
FOREIGN BONDS — 9.6%
Australia — 1.1%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	265,000	271,245
Australia Government Bond
1.00%, 12/21/30(A)	4,185,000	2,411,113
Dyno Nobel, Ltd.
4.30%, 03/18/26(A)	2,000,000	1,323,612
NBN Co., Ltd.
1.00%, 12/03/25(A)	5,000,000	3,291,341
Scentre Group Trust REIT
3.63%, 01/28/26 144A	655,000	653,494
Woodside Finance, Ltd.
3.70%, 09/15/26 144A Δ	400,000	397,732
4.90%, 05/19/28	1,270,000	1,286,474
		9,635,011
Canada — 1.3%
Algonquin Power & Utilities Corporation
5.37%, 06/15/26 STEP	2,100,000	2,115,576
Bank of Montreal
5.30%, 06/05/26Δ	650,000	655,700
Bank of Nova Scotia (The)
2.95%, 03/11/27	675,000	665,007
Canadian Imperial Bank of Commerce
5.00%, 04/28/28Δ	665,000	680,412
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	300,000	306,815
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	510,308
4.63%, 01/24/30 144A	360,000	370,169
National Bank of Canada
(Variable, U.S. SOFR + 0.56%), 4.70%, 03/05/27^	300,000	300,459
(Floating, U.S. SOFR Index + 0.01%), 5.25%, 07/02/27†	1,000,000	1,003,388
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	665,634
4.00%, 04/20/28 144A	555,000	557,575
4.38%, 03/20/30 144A	395,000	402,042

	Par	Value
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A	$315,000	$318,718
Rogers Communications, Inc.
3.20%, 03/15/27	780,000	769,188
Royal Bank of Canada
(Floating, U.S. SOFR Index + 0.72%), 5.05%, 10/18/27†	500,000	501,355
(Floating, U.S. SOFR Index + 0.82%), 5.04%, 03/27/28†	500,000	501,930
(Variable, U.S. SOFR + 0.89%), 4.50%, 08/06/29^	1,400,000	1,411,221
		11,735,497
China — 0.1%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/26 144A	700,000	700,977
2.13%, 02/21/26 144A	81,000	80,176
4.38%, 05/01/26 144A	200,000	199,908
		981,061
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	605,336
France — 0.9%
Banque Federative du Credit Mutuel SA
5.09%, 01/23/27 144A Δ	650,000	658,222
(Floating, Australian BBSW 3M + 1.07%), 4.62%, 05/24/27(A) †	1,000,000	664,066
BNP Paribas SA
(Variable, U.S. SOFR + 1.45%), 4.79%, 05/09/29 144A ^	2,030,000	2,049,453
BPCE SA
(Variable, U.S. SOFR + 1.52%), 1.65%, 10/06/26 144A ^	300,000	299,880
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	3,615,000	3,628,829
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	247,390
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	700,000	695,705
		8,243,545
Germany — 0.2%
Deutsche Bank AG
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	2,000,000	1,992,766
Ireland — 0.3%
AerCap Ireland Capital DAC
4.88%, 04/01/28Δ	1,240,000	1,259,461
4.38%, 11/15/30	150,000	149,329
	Par	Value
Icon Investments Six DAC
5.81%, 05/08/27	$460,000	$469,570
James Hardie International Finance DAC
5.00%, 01/15/28 144A	675,000	670,945
		2,549,305
Italy — 0.0%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	316,792
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	1,340,000	1,338,937
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.67%), 1.23%, 05/22/27^	900,000	882,957
Nomura Holdings, Inc.
5.71%, 01/09/26	400,000	401,554
2.33%, 01/22/27	600,000	585,328
(Floating, U.S. SOFR + 1.25%), 5.47%, 07/02/27†	200,000	201,679
NTT Finance Corporation
1.16%, 04/03/26 144A Δ	2,000,000	1,968,952
4.62%, 07/16/28 144A	445,000	449,472
Rakuten Group, Inc.
9.75%, 04/15/29 144A	230,000	258,834
		6,087,713
Jersey — 0.1%
Aptiv Swiss Holdings, Ltd.
4.65%, 09/13/29Δ	320,000	323,161
TER Finance Jersey, Ltd.
0.00%, 10/02/25»	470,000	469,920
		793,081
Luxembourg — 0.2%
ArcelorMittal SA
6.55%, 11/29/27	1,625,000	1,695,855
Netherlands — 0.9%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A ^	900,000	917,615
(Floating, U.S. SOFR Index + 1.00%), 5.26%, 12/03/28 144A † Δ	1,400,000	1,403,376
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 1.11%, 02/24/27 144A Δ ^	2,200,000	2,171,985
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	1,200,000	1,218,972

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enel Finance International NV
4.38%, 09/30/30 144A	$270,000	$268,254
ING Groep NV
(Floating, U.S. SOFR Index + 1.01%), 5.23%, 03/25/29†	1,100,000	1,105,840
NXP BV
4.30%, 08/19/28	630,000	631,046
Stellantis NV
3.38%, 11/19/28(E)	200,000	236,802
		7,953,890
Norway — 0.1%
DNB Bank ASA
(Variable, U.S. SOFR Index + 1.95%), 5.90%, 10/09/26 144A ^	655,000	655,177
Var Energi ASA
7.50%, 01/15/28 144A	410,000	435,505
		1,090,682
Singapore — 0.3%
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	280,000	271,580
8.25%, 12/15/29 144A Δ	240,000	254,665
Temasek Financial I, Ltd.
(Floating, U.S. SOFR + 0.38%), 4.66%, 08/20/27 144A † Δ	2,100,000	2,099,286
		2,625,531
Spain — 0.2%
Banco Santander SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.37%, 07/15/28^	1,000,000	1,020,746
CaixaBank SA
(Variable, U.S. SOFR + 1.14%), 4.63%, 07/03/29 144A ^	835,000	841,045
		1,861,791
Sweden — 0.9%
Skandinaviska Enskilda Banken AB
5.38%, 03/05/29 144A	1,285,000	1,332,779
Svensk Exportkredit AB
(Floating, U.S. SOFR + 1.00%), 5.31%, 05/05/27†	5,000,000	5,051,661
Svenska Handelsbanken AB
4.38%, 05/23/28 144A	615,000	621,767
5.50%, 06/15/28 144A	645,000	668,528
		7,674,735
Switzerland — 0.8%
Amrize Finance U.S. LLC
4.60%, 04/07/27 144A	800,000	805,125
4.70%, 04/07/28 144A	990,000	1,001,979
Tyco Electronics Group SA
4.50%, 02/09/31	112,000	113,424
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	650,000	652,342
	Par	Value
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	$2,000,000	$1,980,186
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,717,231
(Variable, U.S. SOFR + 0.84%), 4.15%, 12/23/29 144A Δ ^	775,000	773,357
(Variable, U.S. SOFR + 1.06%), 4.40%, 09/23/31 144A ^	200,000	199,366
		7,243,010
United Kingdom — 1.4%
Atlantica Sustainable Infrastructure, Ltd.
4.13%, 06/15/28 144A	380,000	372,035
BAE Systems PLC
5.00%, 03/26/27 144A	365,000	369,403
Barclays PLC
(Variable, U.S. SOFR + 2.21%), 5.83%, 05/09/27^	2,000,000	2,017,915
(Variable, U.S. SOFR + 1.08%), 4.48%, 11/11/29^	480,000	480,932
HSBC Holdings PLC
(Variable, U.S. SOFR + 3.35%), 7.39%, 11/03/28^	1,250,000	1,327,720
Lloyds Banking Group PLC
4.65%, 03/24/26	1,100,000	1,100,929
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 3.75%, 03/18/28^	1,025,000	1,018,208
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	1,555,000	1,564,498
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 03/01/28^	650,000	662,320
NatWest Markets PLC
4.79%, 03/21/28 144A	260,000	264,742
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	501,498
Santander UK PLC
4.50%, 12/12/27 144A	1,400,000	1,419,447
Smith & Nephew PLC
5.15%, 03/20/27	325,000	329,541
Standard Chartered Bank
4.85%, 12/03/27	1,600,000	1,629,426
		13,058,614
Total Foreign Bonds (Cost $85,539,252)		86,144,215
MORTGAGE-BACKED SECURITIES — 20.8%
ACRA Trust, Series 2024-NQM1, Class A1
(Step to 6.61% on 11/25/28), 5.61%, 10/25/64 144A STEP	290,164	292,045

	Par	Value
AG Trust, Series 2024-NLP, Class A
(Floating, CME Term SOFR 1M + 2.02%, 2.02% Floor), 6.17%, 07/15/41 144A †	$475,166	$477,517
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.89%, 06/15/40 144A †	183,000	184,219
ALA Trust, Series 2025-OANA, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.99%, 06/15/30 144A †	131,000	132,045
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 5.42%, 04/15/34 144A †	350,000	339,369
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 5.07%, 11/25/46†	530,712	129,711
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.47% on 11/25/25), 6.50%, 12/25/67 144A STEP	146,056	147,620
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 0.02%, 1.69% Floor), 5.84%, 07/15/41 144A †	1,000,000	1,003,890
ARES Trust, Series 2025-IND3, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.65%, 04/15/27 144A †	199,000	199,294
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	169,520	169,040
Atrium Hotel Portfolio Trust, Series 2025-ATRM, Class A
(Floating, CME Term SOFR 1M + 1.65%), 5.80%, 08/15/30 144A †	830,000	831,293
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.87%, 01/25/34† γ	17,199	16,695
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	601,604
BANK, Series 2021-BN33, Class ASB
2.22%, 05/15/64	460,000	431,298
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	190,000	193,651
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	145,000	152,622
	Par	Value
BAY Mortgage Trust, Series 2025-LIVN, Class A
(Floating, CME Term SOFR 1M + 1.80%, 1.80% Floor), 5.95%, 05/15/35 144A †	$236,000	$237,034
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.07%, 03/15/37 144A †	170,000	161,371
BBCMS Mortgage Trust, Series 2025-5C33, Class A4
5.84%, 03/15/58	180,000	189,841
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
6.88%, 01/25/34† γ	37,074	37,097
Bear Stearns ARM Trust, Series 2004-5, Class 2A
1.47%, 07/25/34† γ	32,238	30,528
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	811,541	794,663
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	204,170
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	372,350
Benchmark Mortgage Trust, Series 2024-V12, Class A3
5.74%, 12/15/57	300,000	314,521
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	271,054
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.64%, 11/15/29 144A †	70,000	70,247
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class B
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.99%, 11/15/29 144A †	60,000	60,212
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class B
3.62%, 10/10/42 144A † γ	230,000	229,738
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 0.01%, 1.49% Floor), 5.64%, 08/15/26 144A †	213,209	213,488
BFLD Trust, Series 2025-EWEST, Class A
(Floating, CME Term SOFR 1M + 1.55%, 1.55% Floor), 5.70%, 06/15/42 144A †	520,000	522,946
BFLD Trust, Series 2025-FPM, Class A
5.27%, 10/10/30 144A † γ	175,000	176,512

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BFLD Trust, Series 2025-FPM, Class B
4.90%, 10/10/30 144A † γ	$125,000	$125,018
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	456,736
BMO Mortgage Trust, Series 2024-5C6, Class A3
5.32%, 09/15/57	270,000	278,324
BMO Mortgage Trust, Series 2024-5C8, Class A3
5.63%, 12/15/57	290,000	302,455
BMO Mortgage Trust, Series 2025-5C9, Class AS
6.16%, 12/15/57	103,519	108,899
BMO Mortgage Trust, Series 2025-C11, Class A5
5.69%, 02/15/58	156,000	165,691
BMO Mortgage Trust, Series 2025-C11, Class ASB
5.68%, 02/15/58	125,000	133,027
BPR Mortgage Trust, Series 2025-ALDR, Class A
5.67%, 06/05/42 144A	152,000	156,886
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	321,349	324,509
BRAVO Residential Funding Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 03/25/29), 5.68%, 11/25/64 144A STEP	208,102	210,258
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1
(Step to 6.57% on 04/25/29), 5.57%, 03/25/28 144A ρ STEP	136,885	138,163
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	181,873	183,689
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A
5.37%, 06/15/44 144A † γ	100,000	102,778
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A
5.16%, 04/13/41† γ	100,000	100,000
BX Commercial Mortgage Trust, Series 2024-AIR2, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.64%, 10/15/41 144A †	1,630,606	1,635,311
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.29%, 08/15/39 144A †	238,730	239,827
BX Commercial Mortgage Trust, Series 2024-BRBK, Class A
(Floating, CME Term SOFR 1M + 2.88%, 2.88% Floor), 7.03%, 10/15/41 144A †	160,887	162,125
	Par	Value
BX Commercial Mortgage Trust, Series 2024-GPA2, Class A
(Floating, CME Term SOFR 1M + 1.54%, 1.54% Floor), 5.69%, 11/15/29 144A †	$1,500,000	$1,504,892
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.44%, 12/15/39 144A †	165,779	166,387
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.84%, 02/15/39 144A †	97,400	97,646
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 5.94%, 02/15/39 144A †	649,625	652,106
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.84%, 03/15/39 144A †	704,510	706,308
BX Commercial Mortgage Trust, Series 2025-BCAT, Class A
(Floating, CME Term SOFR 1M + 1.38%), 5.53%, 08/15/42 144A †	479,142	480,280
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 5.54%, 06/15/36 144A †	150,000	149,716
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.59%, 04/15/41 144A †	126,872	127,334
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.24%, 03/15/41 144A †	190,000	190,367
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 7.19%, 03/15/26 144A †	80,000	80,182
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.64%, 07/15/29 144A †	275,000	275,513
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.09%, 07/15/29 144A †	1,100,000	1,102,788
BX Trust, Series 2025-LUNR, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.65%, 06/09/40 144A †	998,586	1,001,947

	Par	Value
BX Trust, Series 2025-ROIC, Class A
(Floating, CME Term SOFR 1M + 1.14%, 1.14% Floor), 5.29%, 03/15/30 144A †	$577,747	$577,161
BX Trust, Series 2025-TAIL, Class A
(Floating, CME Term SOFR 1M + 1.40%, 1.40% Floor), 5.55%, 06/15/35 144A †	1,382,000	1,381,918
BX Trust, Series 2025-VLT7, Class A
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.85%, 07/15/27 144A †	1,250,000	1,255,249
Cali, Series 2024-SUN, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.11%, 07/15/41 144A †	210,000	210,787
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	375,623	373,466
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 5.17%, 07/25/49 144A †	28,007	26,680
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	57,215	51,995
Chase Home Lending Mortgage Trust, Series 2025-3, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 7.50% Cap), 5.66%, 02/25/56 144A †	394,189	394,483
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 6.74%, 08/15/36 144A †	335,000	335,731
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	165,522	163,100
COLT Mortgage Loan Trust, Series 2023-1, Class A2
(Step to 7.50% on 05/25/27), 6.50%, 04/25/68 144A STEP	208,138	209,368
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	850,415	855,655
COLT Mortgage Loan Trust, Series 2024-7, Class A1
(Step to 6.54% on 12/25/28), 5.54%, 12/26/69 144A STEP	1,224,714	1,234,893
COLT Mortgage Loan Trust, Series 2025-6, Class A1
(Step to 6.53% on 08/25/29), 5.53%, 08/25/70 144A STEP	1,385,890	1,399,368
	Par	Value
COLT Mortgage Loan Trust, Series 2025-8, Class A1
(Step to 6.48% on 09/25/29), 5.48%, 08/25/70 144A STEP	$591,625	$596,996
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1
(Step to 6.60% on 03/25/29), 5.60%, 02/25/70 144A STEP	122,907	124,238
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 5.99%, 06/15/41 144A †	260,000	259,685
CONE Trust, Series 2024-DFW1, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.79%, 08/15/26 144A †	203,000	203,134
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.91%, 10/25/41 144A †	599,320	600,607
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 6.36%, 11/25/41 144A †	2,797,872	2,832,539
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.16%, 02/25/44 144A †	500,000	504,821
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.96%, 09/25/44 144A †	400,000	400,953
Cross Mortgage Trust, Series 2024-H7, Class A1
5.59%, 11/25/69 144A † γ	846,251	853,293
Cross Mortgage Trust, Series 2024-H8, Class A1
5.55%, 12/25/69 144A † γ	906,750	913,990
Cross Mortgage Trust, Series 2025-H2, Class A1
5.36%, 03/25/70 144A † γ	230,260	231,737
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.85%, 01/15/49† IO γ	512,684	450
CSMC Trust, Series 2018-RPL9, Class A
3.85%, 09/25/57 144A † γ	108,462	104,920
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	203,707	198,299

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
DBGS, Series 2024-SBL, Class A
(Floating, CME Term SOFR 1M + 1.88%, 1.88% Floor), 6.03%, 08/15/34 144A †	$180,000	$180,844
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 4.95% on 11/25/25), 6.37%, 10/25/36 STEP	72,547	63,411
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 4.95% on 11/25/25), 6.39%, 10/25/36 STEP	72,547	63,410
DGWD Trust, Series 2025-INFL, Class A
(Floating, CME Term SOFR 1M + 1.60%), 5.75%, 08/15/30 144A †	1,000,000	1,003,552
DK Trust, Series 2025-LXP, Class A
(Floating, CME Term SOFR 1M + 1.59%), 5.74%, 08/15/37 144A †	60,000	60,103
EFMT, Series 2025-INV2, Class A1
(Step to 6.39% on 05/25/29), 5.39%, 05/26/70 144A STEP	243,916	245,352
EFMT, Series 2025-NQM3, Class A1
(Step to 6.49% on 08/25/29), 5.49%, 08/25/70 144A STEP	360,708	363,961
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/39 144A † γ	540,000	545,859
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/39 144A † γ	540,000	543,772
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.34%, 07/15/38 144A †	1,433,569	1,434,684
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.75%, 10/15/42 144A †	185,000	185,157
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	129,852	128,946
3.00%, 01/01/27	451,655	448,312
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.23% Cap), 6.36%, 07/01/27†	152	153
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.25% Cap), 6.38%, 11/01/31†	5,330	5,426
3.00%, 12/01/31	113,711	111,021
3.50%, 04/01/32	64,080	63,000
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 6.50%, 04/01/32†	1,293	1,320
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.67% Cap), 6.20%, 06/01/33†	$109,079	$112,037
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 11.13% Cap), 6.50%, 08/01/35†	11,680	11,901
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.49% Cap), 6.19%, 09/01/35†	34,082	34,902
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 10.89% Cap), 7.13%, 10/01/35†	21,344	21,795
3.00%, 02/01/36	29,070	27,695
4.00%, 11/01/36	3,462	3,431
2.50%, 03/01/37	120,805	113,781
4.00%, 06/01/37	47,191	46,595
3.50%, 11/01/38	43,096	41,673
4.50%, 03/01/49	1,211,392	1,199,421
4.00%, 10/01/52	425,466	402,113
4.00%, 12/01/52	461,879	436,187
4.00%, 04/01/53	276,530	261,055
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.99%, 10/15/36†	419,729	417,501
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	46,211	46,534
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	177,009	165,997
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	12,339	12,311
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	141,632	136,651
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	158,022	157,058
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.94%, 06/15/49†	274,642	267,343
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	131,285	118,910
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	85,066	78,464
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	98,000	92,009

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	$288,393	$265,371
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,169,510	1,133,294
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	1,060,485	988,452
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	191,916	186,794
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,365,113	1,208,009
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.25%, 03/15/50†	949,771	952,880
Federal Home Loan Mortgage Corporation REMIC, Series 5472
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 5.46%, 11/25/54†	1,963,172	1,956,934
Federal Home Loan Mortgage Corporation REMIC, Series 5478
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.81%, 04/25/54†	626,034	630,057
Federal Home Loan Mortgage Corporation REMIC, Series 5480
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor, 6.50% Cap), 5.81%, 03/25/54†	607,592	612,935
Federal Home Loan Mortgage Corporation REMIC, Series 5484
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 12/25/54†	652,413	655,769
Federal Home Loan Mortgage Corporation REMIC, Series 5485
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 12/25/54†	1,780,354	1,790,109
Federal Home Loan Mortgage Corporation REMIC, Series 5493
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.51%, 01/25/55†	972,766	976,680
Federal Home Loan Mortgage Corporation REMIC, Series 5500
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 02/25/55†	1,172,952	1,179,377
Federal Home Loan Mortgage Corporation REMIC, Series 5511
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.51%, 03/25/55†	748,700	751,654
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5513
(Floating, U.S. 30-Day Average SOFR + 0.94%, 0.94% Floor, 8.00% Cap), 5.30%, 11/25/54†	$3,824,873	$3,831,410
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	140,649	137,463
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	174,438	170,045
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	421,712	391,013
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.01%, 01/25/34 144A †	309,780	310,796
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 5.86%, 10/25/41 144A †	1,583,556	1,588,334
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA4, Class M1
(Floating, U.S. 30-Day Average SOFR + 0.95%), 5.31%, 12/25/41 144A †	1,365,344	1,366,260
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 6.46%, 03/25/42 144A †	118,437	119,004
Federal National Mortgage Association
3.00%, 02/01/31	439,928	430,121
1.50%, 06/01/31	1,209,097	1,139,151
5.81%, 06/01/31	1,036,000	1,078,575
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.65%, 09/01/31†	9,655	9,760
2.50%, 10/01/31	157,660	152,462
2.50%, 11/01/31	351,021	338,706
2.50%, 01/01/32	2,459	2,379

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 03/01/32	$238,662	$232,559
3.00%, 07/01/32	252,799	246,426
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.29%, 1.29% Floor, 11.27% Cap), 5.79%, 08/01/32†	24,928	24,842
3.00%, 12/01/32	239,990	233,931
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.49%, 12/01/32†	153,524	157,448
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.41%, 06/01/33†	2,930	3,019
4.00%, 09/01/33	486,304	486,204
3.00%, 02/01/34	494,020	481,544
4.00%, 05/01/34	226,139	226,064
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 6.50%, 02/01/35†	14,654	14,929
3.00%, 09/01/35	50,176	47,878
3.50%, 05/01/37	265,247	260,268
4.00%, 07/01/37	16,485	16,255
4.50%, 08/01/37	325,280	326,251
4.00%, 09/01/37	20,119	19,832
4.50%, 10/01/37	525,259	526,207
5.00%, 02/01/38	1,360,133	1,383,337
4.00%, 03/01/38	13,876	13,667
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.51% Cap), 6.62%, 05/01/38†	265,826	276,004
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 10.65% Cap), 5.42%, 08/01/42†	43,681	43,734
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.84% Cap), 5.42%, 08/01/42†	42,373	42,627
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.74% Floor, 8.82% Cap), 6.70%, 09/01/42†	47,559	49,413
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.69%, 1.70% Floor, 7.73% Cap), 6.61%, 07/01/43†	74,868	77,915
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.53% Cap), 5.42%, 07/01/44†	26,156	26,338
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.16% Cap), 5.42%, 10/01/44†	21,038	21,075
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 8.01% Cap), 6.22%, 06/01/45†	102,343	105,572
	Par	Value
4.50%, 05/01/47	$233,307	$230,634
4.50%, 11/01/47	256,986	253,777
4.50%, 11/01/48	127,217	126,447
4.50%, 02/01/49	388,668	386,531
4.00%, 09/01/52	1,671	1,578
4.00%, 11/01/52	507,745	479,764
4.00%, 12/01/52	354,294	334,347
4.00%, 01/01/53	623,224	588,373
4.00%, 02/01/53	501,652	474,239
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 4.90%, 10/25/36†	69,886	69,457
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 5.02%, 10/25/37†	244,762	244,049
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	2,851	2,843
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 4.92%, 07/25/42†	76,039	75,132
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 4.77%, 06/25/55†	69,820	69,144
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 4.96%, 03/25/46†	338,939	337,288
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 4.91%, 07/25/46†	391,968	389,882
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	23,573	23,476
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 4.97%, 07/25/49†	381,881	372,791

	Par	Value
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.86%, 09/25/49†	$509,525	$498,654
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 4.86%, 10/25/59†	492,165	487,815
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	492,496	473,260
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	410,006	377,364
Federal National Mortgage Association REMIC, Series 2024-103
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.51%, 01/25/55†	1,437,271	1,443,176
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 5.15%, 01/25/51†	1,081,582	1,084,054
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 12/25/54†	1,677,048	1,685,498
Federal National Mortgage Association REMIC, Series 2024-90
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.61%, 11/25/53†	1,058,334	1,064,666
Federal National Mortgage Association REMIC, Series 2024-91
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 12/25/54†	819,716	823,836
Federal National Mortgage Association REMIC, Series 2024-94
(Floating, U.S. 30-Day Average SOFR + 1.42%, 1.42% Floor, 6.50% Cap), 5.78%, 12/25/54†	190,983	192,594
Federal National Mortgage Association REMIC, Series 2024-95
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.46%, 12/25/54†	533,269	533,296
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-16
(Floating, U.S. 30-Day Average SOFR + 1.15%, 1.15% Floor, 7.00% Cap), 5.51%, 03/25/55†	$814,071	$817,389
Federal National Mortgage Association REMIC, Series 2025-18
(Floating, U.S. 30-Day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 5.26%, 09/25/54†	2,742,325	2,746,145
Federal National Mortgage Association REMIC, Series 2025-19
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.16% Floor, 7.00% Cap), 5.52%, 03/25/55†	832,623	836,009
Federal National Mortgage Association REMIC, Series 2025-4
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 12/25/53†	333,450	335,179
Federal National Mortgage Association REMIC, Series 2025-6
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 7.00% Cap), 5.61%, 02/25/55†	341,765	343,943
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 06/25/51	1,483,963	1,498,976
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.11%, 10/25/30† IO γ	582,657	23,876
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	91,273	90,203
FHLMC Multifamily Structured Pass-Through Certificates, Series Q029
(Floating, U.S. 30-Day Average SOFR + 0.55%, 0.55% Floor), 4.90%, 08/25/27†	1,699,243	1,699,145
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 4.53%, 08/25/31†	67,852	67,335
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 5.47%, 05/25/43†	260,452	261,265

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.55%, 07/25/44†	$171,475	$166,221
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	45,638	45,683
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	502,689
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,006,258	994,285
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	146,281	136,521
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.89%), 4.87%, 12/16/67(U) 144A †	100,088	134,951
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/25†	117	116
3.00%, 09/20/26	43,408	43,115
3.00%, 11/20/26	107,624	106,901
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 4.75%, 12/20/26†	2,792	2,811
3.00%, 02/20/27	182,835	181,451
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.63%, 07/20/27†	88	88
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 4.75%, 10/20/27†	1,691	1,708
3.00%, 01/20/29	474,455	468,406
8.50%, 10/15/29	9,476	9,509
8.50%, 05/15/30	29,180	29,533
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 5.63%, 05/20/30†	5,367	5,372
8.50%, 07/15/30	10,439	10,513
8.50%, 11/15/30	1,728	1,734
8.50%, 12/15/30	1,624	1,629
7.00%, 06/20/55	897,473	909,874
	Par	Value
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.55%, 05/20/37†	$33,261	$32,870
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 5.07%, 02/20/61†	49,299	49,399
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 4.50%, 05/20/63†	81,190	81,017
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 5.24%, 02/20/66†	1,566	1,572
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 5.24%, 10/20/66†	417,784	418,736
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	62,784	60,200
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	715,003	723,657
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 5.59%, 04/20/67†	869,744	881,821
Government National Mortgage Association, Series 2018-H02
(Floating, CME Term SOFR 12M + 0.80%, 0.08% Floor, 7.50% Cap), 4.96%, 01/20/68†	1,191,965	1,197,166
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	412,404	335,696
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	61,998	55,512
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 5.14%, 10/20/72†	373,152	373,830

	Par	Value
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 5.37%, 09/20/73†	$2,298,424	$2,321,749
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 5.04%, 02/20/74†	1,318,020	1,317,556
Government National Mortgage Association, Series 2024-H20
(Floating, U.S. 30-Day Average SOFR + 0.76%, 0.76% Floor), 5.15%, 11/20/74†	968,796	966,721
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.81%, 11/25/45†	44,588	42,400
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.63%, 01/25/37†	173,828	160,580
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 6.94%, 03/15/28 144A †	250,000	251,751
GS Mortgage Securities Corporation Trust, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,201,108
GS Mortgage Securities Corporation Trust, Series 2024-RVR, Class A
5.20%, 08/10/29 144A † γ	100,000	101,224
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.15%, 08/10/44 144A † γ	99,258	97,213
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	137,910	119,474
GSAT Trust, Series 2025-BMF, Class A
(Floating, CME Term SOFR 1M + 1.50%, 1.50% Floor), 5.65%, 07/15/30 144A †	530,000	530,795
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
7.88%, 09/25/34† γ	24,872	24,819
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	20,769	20,031
HOMES Trust, Series 2023-NQM1, Class A1
(Step to 6.98% on 03/25/27), 6.18%, 01/25/68 144A STEP	413,065	413,437
Homes Trust, Series 2024-NQM2, Class A1
(Step to 6.72% on 12/25/28), 5.72%, 10/25/69 144A STEP	325,440	328,778
	Par	Value
Homeward Opportunities Fund I Trust, Series 2020-2, Class A3
3.20%, 05/25/65 144A	$90,650	$90,032
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.04% on 11/25/25), 5.08%, 07/25/67 144A STEP	116,330	116,231
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.65%, 09/25/46†	221,944	203,603
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 4.81%, 06/25/37†	77,566	98,973
Intown Mortgage Trust, Series 2025-STAY, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.50%, 03/15/42 144A †	320,000	320,422
INV Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.89%, 11/15/41 144A †	110,000	109,370
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	180,749
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-IGLG, Class A
5.17%, 11/09/39 144A † γ	190,000	191,951
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	5,134	5,015
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 5.44%, 06/25/50 144A †	4,168	4,156
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	140,065	130,080
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	229,694	223,339
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	361,067	354,934
JP Morgan Mortgage Trust, Series 2024-NQM1, Class A1
(Step to 6.59% on 01/25/29), 5.59%, 02/25/64 144A STEP	653,987	659,584
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	107,393	105,850

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	$1,000,000	$1,006,743
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 4.61%, 12/25/36†	187,624	164,985
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 6.84%, 08/15/28 144A †	206,513	209,214
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.29%, 12/25/33† γ	5,139	5,100
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 5.22%, 12/15/34 144A †	110,000	109,996
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	192,233	173,357
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	505,453	464,062
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.73% on 10/25/27), 6.78%, 10/25/58 144A STEP	143,883	145,576
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.45% on 09/25/27), 6.62%, 07/25/68 144A STEP	400,991	405,101
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	190,199	191,978
MFA Trust, Series 2025-NQM2, Class A1
(Step to 6.68% on 06/25/29), 5.68%, 05/27/70 144A STEP	182,957	184,655
Mill City Mortgage Loan Trust, Series 2017-1, Class M2
3.25%, 11/25/58 144A	63,181	62,588
Mill City Mortgage Loan Trust, Series 2018-3, Class A1
3.50%, 08/25/58 144A	72,708	71,877
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.64%, 12/15/49† IO γ	1,695,003	8,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3
5.64%, 03/15/58	342,000	357,795
Morgan Stanley Capital I Trust, Series 2024-NSTB, Class A
3.90%, 07/20/32 144A	114,619	112,892
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC1, Class A1
(Step to 6.56% on 05/25/29), 5.56%, 03/25/70 144A STEP	249,174	251,507
	Par	Value
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM7, Class A1
(Step to 5.98% on 10/25/29), 4.98%, 09/25/70 144A ††† STEP	$263,000	$262,470
NCMF Trust, Series 2025-MFS, Class A
4.88%, 06/10/33 144A † γ	244,000	244,720
NCMF Trust, Series 2025-MFS, Class B
5.51%, 06/10/33 144A † γ	149,000	150,547
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	377,637	364,405
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	551,703	533,533
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	277,359	261,897
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	715,400	689,215
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1
(Step to 6.57% on 09/25/29), 5.57%, 04/25/65 144A STEP	170,924	172,791
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.54%, 10/15/40 144A †	190,000	189,525
NY Commercial Mortgage Trust, Series 2025-299P, Class A
5.66%, 02/10/47 144A † γ	150,000	157,767
NYC Commercial Mortgage Trust, Series 2025-3BP, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.21% Floor), 5.36%, 02/15/42 144A †	132,000	131,728
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 5.17%, 01/25/60 144A †	187,355	186,932
OBX Trust, Series 2022-NQM9, Class A1B
(Step to 6.43% on 11/25/25), 6.45%, 09/25/62 144A STEP	317,731	317,154
OBX Trust, Series 2023-NQM5, Class A1A
(Step to 7.49% on 07/25/27), 6.57%, 06/25/63 144A STEP	159,958	161,244
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	399,749	403,408

	Par	Value
OBX Trust, Series 2024-NQM12, Class A1
(Step to 6.48% on 09/25/28), 5.48%, 07/25/64 144A STEP	$923,964	$930,696
OBX Trust, Series 2024-NQM13, Class A1
5.12%, 06/25/64 144A	741,450	743,264
OBX Trust, Series 2024-NQM14, Class A1
(Step to 5.94% on 10/25/28), 4.94%, 09/25/64 144A STEP	774,955	775,335
OBX Trust, Series 2024-NQM15, Class A1
(Step to 6.32% on 11/25/28), 5.32%, 10/25/64 144A STEP	570,602	573,553
OBX Trust, Series 2025-NQM14, Class A1
(Step to 6.16% on 08/25/29), 5.16%, 08/25/64 144A STEP	974,193	977,833
OBX Trust, Series 2025-NQM2, Class A1
(Step to 6.60% on 02/25/29), 5.60%, 11/25/64 144A STEP	942,464	951,654
OBX Trust, Series 2025-NQM3, Class A1
(Step to 6.65% on 03/25/29), 5.65%, 12/01/64 144A STEP	113,675	114,925
OBX Trust, Series 2025-NQM6, Class A1
(Step to 6.60% on 04/25/29), 5.60%, 03/25/65 144A STEP	897,620	908,579
OBX Trust, Series 2025-NQM7, Class A1
(Step to 6.56% on 09/25/29), 5.56%, 05/25/55 144A STEP	1,275,285	1,288,443
Oceanview Mortgage Trust, Series 2025-3, Class AF1
(Floating, U.S. 30-Day Average SOFR + 0.95%, 7.50% Cap), 5.30%, 05/25/55 144A †	261,616	264,400
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 4.96%, 03/15/36 144A †	1,600,000	1,577,801
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.22%, 01/15/36 144A †	240,000	236,270
PRET Trust, Series 2025-RPL2, Class A1
(Step to 4.26% on 04/25/29), 4.00%, 08/25/64 144A STEP	94,882	92,007
PRET Trust, Series 2025-RPL4, Class A1
(Step to 4.75% on 10/25/29), 4.00%, 03/25/65 144A STEP	700,000	685,771
	Par	Value
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	$244,403	$218,183
PRM5 Trust, Series 2025-PRM5, Class A
4.47%, 02/10/28 144A † γ	270,000	269,423
Progress Trust, Series 2020-1, Class A
(Floating, Australian BBSW 1M + 1.00%), 4.54%, 01/21/51(A) †	507,039	335,693
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	76,014	74,969
PRPM Trust, Series 2023-NQM2, Class A1
(Step to 6.91% on 10/25/27), 6.25%, 08/25/68 144A STEP	79,551	80,149
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.33% on 08/25/28), 6.33%, 06/25/69 144A STEP	76,295	78,067
PRPM Trust, Series 2025-NQM1, Class A1
5.80%, 11/25/69 144A STEP	167,356	169,254
Residential Mortgage Loan Trust, Series 2019-3, Class M1
3.26%, 09/25/59 144A	234,590	232,318
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	2,302	2,329
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1
1.65%, 08/25/65 144A † γ	325,000	325,204
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A
(Floating, CME Term SOFR 1M + 1.25%), 5.40%, 08/15/30 144A †	490,000	491,099
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	7,908	7,334
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A
4.47%, 11/25/63 144A † γ	1,351,594	1,361,707
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.28% on 11/25/25), 5.35%, 08/25/62 144A STEP	98,516	98,602
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	69,066	67,430
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	45,892	43,719

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.57%, 09/25/34†	$29,917	$27,861
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.75%, 07/19/35†	16,572	15,978
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 4.83%, 02/25/36†	104,957	88,258
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.18% on 11/25/25), 6.51%, 07/25/37 STEP	148,305	55,133
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.39%, 12/15/39 144A †	315,000	315,757
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.29% Floor), 5.44%, 04/15/42 144A †	234,000	233,684
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.68%, 10/25/53 144A † γ	225,030	224,244
Towd Point Mortgage Trust, Series 2016-2, Class M1
3.00%, 08/25/55 144A	121,024	119,611
Towd Point Mortgage Trust, Series 2017-4, Class A1
2.75%, 06/25/57 144A	78,627	77,101
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	160,009	158,677
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	198,934	197,258
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	275,172	273,457
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	300,178	290,130
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,148,472	1,051,697
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	316,594	308,524
Triton Bond Trust, Series 2021-2, Class A1AU
(Floating, Australian BBSW 1M + 0.70%), 4.26%, 02/09/53(A) †	245,341	162,283
	Par	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	$387,028	$381,443
Uniform Mortgage Backed Securities
5.00%, 11/01/53 TBA	5,100,000	5,055,061
6.00%, 10/01/54 TBA	13,300,000	13,589,194
6.00%, 11/01/54 TBA	14,500,000	14,811,322
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	1,400,000	1,416,696
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	677,791	596,221
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	121,067	113,608
Verus Securitization Trust, Series 2022-INV2, Class A1
(Step to 6.75% on 11/25/25), 6.79%, 10/25/67 144A STEP	139,573	139,181
Verus Securitization Trust, Series 2023-2, Class A1
(Step to 7.19% on 04/25/27), 6.19%, 03/25/68 144A STEP	599,091	600,796
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	236,134	237,847
Verus Securitization Trust, Series 2024-R1, Class A1
5.22%, 04/25/65 144A † γ	419,030	419,493
Verus Securitization Trust, Series 2025-3, Class A1
(Step to 6.62% on 05/25/29), 5.62%, 05/25/70 144A STEP	327,466	331,002
Verus Securitization Trust, Series 2025-4, Class A1
(Step to 6.45% on 06/25/29), 5.45%, 05/25/70 144A STEP	1,187,992	1,198,318
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.55%, 06/25/42†	1,691	1,589
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
6.17%, 08/25/33† γ	45,137	44,368
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 4.89%, 01/25/45†	58,793	58,749
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 4.89%, 01/25/47†	112,950	104,124

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 5.13%, 06/25/46†	$237,903	$223,572
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	84,998	76,015
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.41%, 05/25/37† γ	111,461	91,807
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 4.99%, 05/25/47†	8,872	13,924
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 5.81%, 01/15/59 144A †	2,000,000	2,000,314
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3
5.92%, 11/15/57	60,000	63,227
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class A
(Floating, CME Term SOFR 1M + 2.34%, 2.34% Floor), 6.49%, 04/15/38 144A †	1,280,000	1,286,595
Wells Fargo Commercial Mortgage Trust, Series 2025-HI, Class A
(Floating, CME Term SOFR 1M + 1.69%), 5.85%, 10/15/42 144A †	1,400,000	1,402,557
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	54,546	47,354
WEST Trust, Series 2025-ROSE, Class A
5.28%, 04/10/30 144A † γ	217,000	220,446
Total Mortgage-Backed Securities (Cost $187,849,452)		186,947,281
MUNICIPAL BONDS — 0.4%
Maricopa County Industrial Development Authority, Grand Canyon University Project, Revenue Bond
7.38%, 10/01/29 144A	180,000	188,916
	Par	Value
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	$145,000	$150,654
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	2,833,373	2,921,036
Total Municipal Bonds (Cost $3,158,373)		3,260,606

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 2.5% (Annually); Interest Rate Swap Maturing 02/18/2027 USD, Strike Price $2.50, Expires 02/13/26 (JPM)	1	$88,100,000	21,541
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	30,700,000	36,134
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	26,200,000	30,837
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (MSCS)	1	10,600,000	12,476

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3.65% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/11/2027 USD, Strike Price $3.65, Expires 09/09/26 (DEUT)	1	$20,900,000	$24,599
Total Purchased Options (Premiums paid $140,043)			125,587

	Par
U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bills
4.17%, 10/09/25Ω ‡‡	$700,000	699,369
3.68%, 04/16/26Ω	3,000,000	2,940,453
		3,639,822
U.S. Treasury Inflationary Index Notes
0.13%, 07/15/26	1,752,023	1,746,035
0.13%, 10/15/26	472,884	470,315
2.13%, 04/15/29Δ	1,096,641	1,132,225
		3,348,575
U.S. Treasury Notes
4.88%, 04/30/26	3,800,000	3,822,484
3.63%, 05/15/26Δ	9,835,000	9,822,114
4.88%, 05/31/26	1,600,000	1,610,755
4.38%, 08/15/26Δ	43,868,000	44,099,658
0.75%, 08/31/26	5,005,000	4,871,436
1.38%, 08/31/26	6,525,000	6,387,578
3.50%, 09/30/26Δ	4,935,000	4,925,068
1.63%, 10/31/26	6,000,000	5,869,219
4.25%, 12/31/26Δ	5,795,000	5,833,030
3.75%, 04/30/27	6,570,000	6,579,881
4.50%, 05/15/27Δ	2,420,000	2,451,904
4.63%, 06/15/27	500,000	508,018
3.75%, 08/15/27	7,985,000	8,002,623
3.63%, 08/31/27	1,980,000	1,980,000
	Par	Value
3.38%, 09/15/27Δ	$10,760,000	$10,711,874
4.25%, 02/15/28Δ	500,000	507,148
3.75%, 04/15/28Δ	600,000	601,910
3.50%, 04/30/28	21,195,000	21,136,631
2.88%, 05/15/28	700,000	687,012
3.75%, 05/15/28Δ	12,755,000	12,797,600
3.88%, 06/15/28Δ	19,700,000	19,831,590
3.88%, 07/15/28Δ	5,270,000	5,304,790
3.63%, 08/15/28Δ	5,045,000	5,045,591
3.38%, 09/15/28	11,435,000	11,357,724
1.25%, 09/30/28	7,000,000	6,530,371
		201,276,009
Total U.S. Treasury Obligations (Cost $207,508,732)		208,264,406

	Shares
MONEY MARKET FUNDS — 5.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø §	8,774,214	8,774,214
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø ∞	37,260,622	37,260,622
Total Money Market Funds (Cost $46,034,836)		46,034,836

	Par
REPURCHASE AGREEMENT — 1.2%
Bank of America Securities, Inc. 4.22% (dated 09/30/25, due 10/01/25, repurchase price $11,001,289, collateralized by U.S. Treasury Notes, 4.000%, due 06/30/28, total market value $11,107,852) (Cost $11,000,000)	$11,000,000	11,000,000
TOTAL INVESTMENTS — 104.8% (Cost $937,493,668)		941,494,933
Liabilities in Excess of Other Assets — (4.8)%		(42,877,699)
NET ASSETS — 100.0%		$898,617,234
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-OAT	12/2025	10	$1,424,710	$(5,179)
Euro-Schatz	12/2025	17	2,135,198	(1,791)
Euro-Bund	12/2025	(10)	(1,509,476)	5,053
3-Month CME SOFR	12/2025	337	80,844,194	(1,094)
5-Year Canadian Government Bond	12/2025	51	4,225,997	49,519
10-Year U.S. Treasury Note	12/2025	(153)	(17,212,500)	(87,356)
U.S. Treasury Long Bond	12/2025	(13)	(1,515,719)	(30,469)
Ultra 10-Year U.S. Treasury Note	12/2025	(138)	(15,880,781)	(119,174)
Ultra Long U.S. Treasury Bond	12/2025	(43)	(5,162,688)	(149,758)
2-Year U.S. Treasury Note	12/2025	1,063	221,527,539	153,901

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	12/2025	927	$101,224,054	$56,814
3-Month CME SOFR	09/2026	356	86,076,350	31,150
Total Futures Contracts outstanding at September 30, 2025			$456,176,878	$(98,384)
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/25	Brazilian Reals	1,960,847	U.S. Dollars	347,748	GSC	$20,676
10/02/25	U.S. Dollars	1,845,919	Canadian Dollars	2,550,938	JPM	12,953
10/15/25	Israeli Shekels	766,894	U.S. Dollars	224,448	DEUT	7,089
10/20/25	U.S. Dollars	129,913	Taiwan Dollars	3,849,539	CITI	3,400
10/20/25	U.S. Dollars	78,851	Taiwan Dollars	2,336,603	SC	2,060
10/22/25	U.S. Dollars	117,877	South Korean Won	163,417,767	JPM	1,361
10/20/25	U.S. Dollars	74,223	Taiwan Dollars	2,217,941	BNP	1,332
10/02/25	Brazilian Reals	227,313	U.S. Dollars	41,667	JPM	1,043
12/02/25	Brazilian Reals	2,338,040	U.S. Dollars	431,699	GSC	1,021
10/22/25	U.S. Dollars	68,097	South Korean Won	94,417,171	DEUT	778
10/15/25	Israeli Shekels	77,004	U.S. Dollars	22,503	UBS	746
10/20/25	South African Rand	573,371	U.S. Dollars	32,505	BAR	647
10/02/25	Brazilian Reals	109,430	U.S. Dollars	20,000	BNP	561
10/22/25	U.S. Dollars	50,780	South Korean Won	70,533,928	HSBC	490
10/02/25	U.S. Dollars	90,975	Singapore Dollars	116,789	CITI	437
10/15/25	U.S. Dollars	20,043	Indonesian Rupiahs	328,505,074	DEUT	349
10/15/25	U.S. Dollars	19,566	Indonesian Rupiahs	320,637,825	CITI	343
10/08/25	U.S. Dollars	27,943	Indonesian Rupiahs	460,262,616	BNP	337
12/15/25	U.S. Dollars	24,530	Taiwan Dollars	734,232	MSCS	286
10/02/25	U.S. Dollars	39,786	Singapore Dollars	50,974	HSBC	270
10/22/25	Polish Zloty	269,830	U.S. Dollars	74,012	BNP	203
10/20/25	U.S. Dollars	14,000	Indonesian Rupiahs	230,287,058	BNP	198
10/10/25	U.S. Dollars	24,846	South Korean Won	34,638,730	HSBC	153
10/20/25	U.S. Dollars	13,872	Indian Rupees	1,220,829	BNP	144
12/17/25	Indonesian Rupiahs	395,639,063	U.S. Dollars	23,516	BNP	143
10/08/25	U.S. Dollars	10,654	Indonesian Rupiahs	175,386,148	MSCS	135
12/17/25	Indonesian Rupiahs	408,584,613	U.S. Dollars	24,314	CITI	119
10/06/25	U.S. Dollars	8,751	Indonesian Rupiahs	144,039,579	BNP	111
10/16/25	U.S. Dollars	53,873	Chinese Offshore Yuan	382,811	SC	104
10/16/25	U.S. Dollars	70,432	Chinese Offshore Yuan	500,793	DEUT	92
12/15/25	U.S. Dollars	10,168	Taiwan Dollars	305,151	BNP	92
10/20/25	U.S. Dollars	29,457	South Korean Won	41,201,506	HSBC	82
10/08/25	U.S. Dollars	10,000	Indian Rupees	881,806	BNP	75
12/15/25	U.S. Dollars	15,134	Taiwan Dollars	456,336	CITI	66
10/16/25	U.S. Dollars	35,855	Chinese Offshore Yuan	254,849	HSBC	60
10/08/25	Indonesian Rupiahs	652,662,450	U.S. Dollars	39,105	JPM	40
10/20/25	Taiwan Dollars	462,655	U.S. Dollars	15,171	CITI	34
10/17/25	U.S. Dollars	36,318	Indian Rupees	3,226,362	DEUT	30
10/17/25	U.S. Dollars	22,453	Indian Rupees	1,994,051	CITI	26
12/17/25	Indonesian Rupiahs	419,199,786	U.S. Dollars	25,043	SC	25
10/16/25	U.S. Dollars	36,157	Chinese Offshore Yuan	257,285	MSCS	19
10/06/25	U.S. Dollars	1,275	Indonesian Rupiahs	20,980,125	HSBC	16
10/08/25	U.S. Dollars	932	Indonesian Rupiahs	15,353,181	HSBC	11

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/20/25	Thai Baht	323,750	U.S. Dollars	10,000	HSBC	$8
10/16/25	U.S. Dollars	4,954	Chinese Offshore Yuan	35,212	GSC	8
10/07/25	Taiwan Dollars	459,041	U.S. Dollars	15,063	CITI	7
10/08/25	U.S. Dollars	471	Indonesian Rupiahs	7,759,725	GSC	6
10/20/25	Thai Baht	323,620	U.S. Dollars	10,000	UBS	4
11/03/25	U.S. Dollars	10,000	South Korean Won	14,018,159	BNP	2
11/03/25	U.S. Dollars	10,000	Indian Rupees	890,092	BNP	2
01/22/26	U.S. Dollars	15,063	Taiwan Dollars	454,416	CITI	1
10/20/25	U.S. Dollars	5	Thai Baht	173	HSBC	—
Subtotal Appreciation						$58,195
10/15/25	U.S. Dollars	23,465	Indonesian Rupiahs	391,396,200	GSC	$—
12/17/25	Indonesian Rupiahs	392,334,800	U.S. Dollars	23,465	GSC	(3)
11/03/25	U.S. Dollars	10,000	Indonesian Rupiahs	167,113,673	BNP	(9)
10/16/25	U.S. Dollars	32,815	Chinese Offshore Yuan	233,711	BNP	(11)
12/15/25	U.S. Dollars	15,171	Taiwan Dollars	459,924	CITI	(16)
10/15/25	U.S. Dollars	25,043	Indonesian Rupiahs	418,142,971	SC	(26)
10/20/25	Thai Baht	382,774	U.S. Dollars	11,862	CITI	(30)
11/19/25	Indian Rupees	1,997,958	U.S. Dollars	22,453	CITI	(31)
11/19/25	Indian Rupees	3,232,774	U.S. Dollars	36,318	DEUT	(39)
10/15/25	U.S. Dollars	39,105	Indonesian Rupiahs	652,936,185	JPM	(40)
10/20/25	Taiwan Dollars	459,014	U.S. Dollars	15,134	CITI	(49)
11/04/25	U.S. Dollars	45,394	Danish Kroner	288,345	JPM	(74)
11/04/25	U.S. Dollars	130,109	Singapore Dollars	167,459	CITI	(84)
10/02/25	U.S. Dollars	418,162	British Pounds	311,000	BAR	(102)
10/07/25	U.S. Dollars	14,996	Taiwan Dollars	459,884	BNP	(102)
10/22/25	Polish Zloty	540,358	U.S. Dollars	148,733	BNP	(111)
10/15/25	U.S. Dollars	24,314	Indonesian Rupiahs	407,429,698	CITI	(113)
10/22/25	Polish Zloty	279,924	U.S. Dollars	77,111	UBS	(120)
10/20/25	Thai Baht	902,979	U.S. Dollars	28,040	HSBC	(127)
10/22/25	South Korean Won	13,892,918	U.S. Dollars	10,035	BOA	(129)
10/22/25	South Korean Won	13,916,465	U.S. Dollars	10,053	BNP	(131)
10/15/25	U.S. Dollars	23,516	Indonesian Rupiahs	394,504,416	BNP	(136)
10/17/25	Indian Rupees	2,912,646	U.S. Dollars	32,928	BOA	(169)
10/02/25	U.S. Dollars	24,489	Danish Kroner	156,809	CITI	(174)
10/02/25	U.S. Dollars	20,577	Danish Kroner	132,182	SC	(213)
10/20/25	Taiwan Dollars	739,040	U.S. Dollars	24,530	MSCS	(242)
10/22/25	South Korean Won	75,815,647	U.S. Dollars	54,303	HSBC	(247)
12/17/25	U.S. Dollars	9,849	Mexican Pesos	187,000	GSC	(275)
10/15/25	Indonesian Rupiahs	502,188,088	U.S. Dollars	30,385	GSC	(277)
10/10/25	South Korean Won	34,646,178	U.S. Dollars	24,980	BNP	(282)
10/22/25	Polish Zloty	280,085	U.S. Dollars	77,371	MSCS	(336)
10/17/25	Indian Rupees	2,313,529	U.S. Dollars	26,365	GSC	(344)
10/15/25	Indonesian Rupiahs	538,021,276	U.S. Dollars	32,639	JPM	(383)
10/17/25	Indian Rupees	6,386,499	U.S. Dollars	72,244	DEUT	(414)
10/15/25	Indonesian Rupiahs	497,765,824	U.S. Dollars	30,263	CITI	(420)
10/15/25	Indonesian Rupiahs	500,524,920	U.S. Dollars	30,440	SC	(432)
10/17/25	Indian Rupees	6,185,990	U.S. Dollars	70,091	SC	(516)
10/20/25	South Korean Won	41,421,665	U.S. Dollars	30,090	BNP	(558)
11/13/25	U.S. Dollars	22,503	Israeli Shekels	76,965	UBS	(735)
10/15/25	Indonesian Rupiahs	1,679,335,981	U.S. Dollars	101,709	BNP	(1,027)
10/17/25	Indian Rupees	10,726,189	U.S. Dollars	122,013	CITI	(1,374)
10/02/25	U.S. Dollars	431,699	Brazilian Reals	2,305,274	GSC	(1,440)
10/15/25	U.S. Dollars	252,980	Israeli Shekels	843,957	UBS	(1,824)
11/04/25	U.S. Dollars	1,600,128	Canadian Dollars	2,226,570	CITI	(2,638)
10/02/25	Canadian Dollars	321,000	U.S. Dollars	233,307	HSBC	(2,654)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/04/25	U.S. Dollars	1,889,336	Euro	1,608,406	BAR	$(3,192)
10/02/25	British Pounds	287,000	U.S. Dollars	391,857	HSBC	(5,871)
12/17/25	U.S. Dollars	2,423,826	Australian Dollars	3,669,000	TD	(6,211)
11/13/25	U.S. Dollars	224,448	Israeli Shekels	766,501	DEUT	(6,980)
10/02/25	U.S. Dollars	2,009,737	Euro	1,718,406	JPM	(7,758)
11/04/25	U.S. Dollars	6,090,707	Australian Dollars	9,213,692	BAR	(9,125)
10/02/25	U.S. Dollars	6,023,470	Australian Dollars	9,213,692	CITI	(73,231)
Subtotal Depreciation						$(130,825)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$(72,630)
Swap Agreements outstanding at September 30, 2025:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Republic of Korea, 2.75% due 1/19/2027 (Pay Quarterly)	(1.00)%	12/20/2030	MSCS	USD	1,600,000	$(41,094)	$(29,520)	$(11,574)
						$(41,094)	$(29,520)	$(11,574)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
4.10% (Annually)	1-Day SOFR (Annually)	2/11/2026	USD	24,600,000	$36,905	$—	$36,905
3.30% (Annually)	1-Day SOFR (Annually)	2/28/2030	USD	21,203,000	17,950	(8,488)	26,438
3.33% (Annually)	1-Day SOFR (Annually)	2/28/2030	USD	69,189,700	(9,306)	(420,228)	410,922
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	2,100,000	34,968	9,469	25,499
Subtotal Appreciation					$80,517	$(419,247)	$499,764
3.86% (Annually)	1-Day SOFR (Annually)	2/28/2029	USD	6,100,000	$(83,009)	$—	$(83,009)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	2,200,000	(22,689)	5,556	(28,245)
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	3,700,000	(20,282)	(18,212)	(2,070)
6-Month ASX BBSW (Semiannually)	4.25% (Semiannually)	3/18/2036	AUD	6,400,000	(31,859)	12,006	(43,865)
Subtotal Depreciation					$(157,839)	$(650)	$(157,189)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2025					$(77,322)	$(419,897)	$342,575
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,468,199
3.30%, 05/19/32	1,310,000	1,250,605
2.85%, 03/28/34	2,880,000	2,591,326
1.70%, 04/23/35	3,800,000	2,990,814
3.08%, 03/30/37	1,770,000	1,513,834
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	7,085,326
0.65%, 10/27/25	7,200,000	7,181,656
0.80%, 10/28/26‡‡	7,200,000	6,980,853
Tennessee Valley Authority
3.50%, 12/15/42	500,000	419,659
4.25%, 09/15/52	1,050,000	898,919
5.25%, 02/01/55	350,000	349,661
4.63%, 09/15/60	50,000	44,923
4.25%, 09/15/65	5,400,000	4,482,466
Tennessee Valley Authority Principal Strip
3.50%, 09/15/39Ω	400,000	207,928
3.06%, 01/15/48Ω	600,000	187,510
2.25%, 04/01/56Ω	1,000,000	192,030
Total Agency Obligations (Cost $40,656,608)		38,845,709
ASSET-BACKED SECURITIES — 11.9%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 8.57%, 04/15/37 144A †	1,750,000	1,756,160
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	444,294	426,431
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	662,409	625,087
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	976,497	997,836
AASET, Ltd., Series 2025-2A, Class A
5.52%, 02/16/50 144A	343,689	350,772
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	931,178	963,447
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	744,943	770,758
AASET, Series 2025-1A, Class A
5.94%, 02/16/50 144A	1,229,515	1,258,773
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 4.67%, 03/25/37†	2,148,790	875,945
	Par	Value
ACHM Trust, Series 2025-HE1, Class A
5.92%, 03/25/55 144A	$223,780	$227,708
Acrec LLC, Series 2025-FL3, Class B
(Floating, CME Term SOFR 1M + 1.94%), 6.08%, 08/18/42 144A †	1,250,000	1,240,100
Affirm Asset Securitization Trust, Series 2024-X2, Class A
5.22%, 12/17/29 144A	265,558	265,811
Affirm Master Trust, Series 2025-1A, Class A
4.99%, 02/15/33 144A	635,000	640,431
Affirm Master Trust, Series 2025-3A, Class B
4.75%, 10/16/34 144A	125,000	124,967
AGL CLO 39, Ltd., Series 2025-39A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.71%, 04/20/38 144A †	900,000	903,159
AGL CLO 42, Ltd., Series 2025-42A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 5.57%, 07/22/38 144A †	535,000	536,216
AIMCO CLO 21, Ltd., Series 2024-21A, Class B
(Floating, CME Term SOFR 3M + 1.92%, 1.92% Floor), 6.25%, 04/18/37 144A †	385,000	386,756
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,033,700	1,036,097
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,319,435
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.32%, 06/13/31 144A †	1,950,000	1,953,705
ALLO Issuer LLC, Series 2024-1A, Class A2
5.94%, 07/20/54 144A	1,000,000	1,019,857
ALLO Issuer LLC, Series 2025-1A, Class A2
5.53%, 04/20/55 144A	500,000	508,019
ALTDE Trust, Series 2025-1A, Class A
5.90%, 08/15/50 144A	1,394,847	1,430,654
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,304,403	1,259,788
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34	1,930,000	1,752,411

	Par	Value
American Credit Acceptance Receivables Trust, Series 2022-4, Class D
8.00%, 02/15/29 144A	$907,208	$917,756
American Credit Acceptance Receivables Trust, Series 2025-1, Class D
5.54%, 08/12/31 144A	1,390,000	1,408,849
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 04/15/32	2,600,000	2,654,629
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 4.95%, 01/25/36†	324,681	324,215
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 12.05%, 01/25/36 144A †	1,000,000	1,016,294
Anchorage Capital CLO 6, Ltd., Series 2015-6A, Class AR4
(Floating, CME Term SOFR 3M + 1.37%), 5.64%, 07/22/38 144A †	670,000	672,680
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	956,964
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	2,095,000	2,123,420
Aqua Finance Issuer Trust, Series 2025-A, Class A
5.25%, 12/19/50 144A	479,586	488,590
Aqua Finance Trust, Series 2024-A, Class B
5.06%, 04/18/50 144A	1,515,000	1,533,561
Aqueduct European CLO 14 DAC, Series 2025-14A, Class B
(Floating, Euribor 3M + 1.85%), 0.00%, 01/25/39(E) 144A †	1,100,000	1,291,455
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 5.82%, 01/15/37 144A †	741,998	743,136
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	2,090,000	2,020,242
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.53%, 12/17/29 144A †	1,300,000	1,306,896
Ares Direct Lending CLO 2 LLC, Series 2024-2A, Class C
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.68%, 10/20/36 144A †	1,500,000	1,507,654
	Par	Value
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class A1
(Floating, CME Term SOFR 3M + 1.45%), 0.00%, 10/16/37 144A †	$750,000	$750,890
Ares Direct Lending CLO 6 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 0.00%, 10/16/37 144A †	1,500,000	1,501,875
Ares European CLO XXI DAC, Series 21A, Class B
(Floating, Euribor 3M + 1.70%), 4.15%, 04/15/38(E) 144A †	610,000	718,419
Ares LVI CLO, Ltd., Series 2020-56A, Class CR2
(Floating, CME Term SOFR 3M + 1.90%), 6.22%, 01/25/38 144A †	1,000,000	1,003,294
Arini European CLO VII DAC, Series 7A, Class B
(Floating, Euribor 3M + 1.80%), 0.00%, 01/15/39(E) 144A †	1,700,000	1,995,885
Armada Euro CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.85%), 0.00%, 10/30/39(E) 144A †	1,400,000	1,643,670
Aurium CLO VIII DAC, Series 8A, Class CR
(Floating, Euribor 3M + 2.15%), 0.00%, 10/16/38(E) 144A †	1,600,000	1,878,480
AutoNation Finance Trust, Series 2025-1A, Class C
5.19%, 12/10/30 144A	100,000	101,965
AutoNation Finance Trust, Series 2025-1A, Class D
5.63%, 09/10/32 144A	100,000	102,246
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A
5.25%, 04/20/29 144A	1,075,000	1,100,663
Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D
7.59%, 04/20/29 144A	240,000	247,419
Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D
7.35%, 04/20/28 144A	250,000	254,550
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C
7.34%, 02/20/30 144A	1,305,000	1,387,566
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A
5.36%, 06/20/30 144A	1,880,000	1,947,524
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,040,825

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	$250,000	$259,919
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A
5.23%, 12/20/30 144A	1,345,000	1,389,244
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	250,000	257,182
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, CME Term SOFR 3M + 0.02%, 1.75% Floor), 6.07%, 07/25/37 144A †	1,925,000	1,933,913
Bain Capital Credit CLO, Ltd., Series 2022-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 5.70%, 10/16/37 144A †	825,000	827,666
Bain Capital Credit CLO, Ltd., Series 2024-6A, Class B
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 6.03%, 01/21/38 144A †	1,715,000	1,723,678
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,408,447
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 5.27%, 08/15/28†	1,600,000	1,600,422
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 8.33%, 01/20/37 144A †	1,325,000	1,328,076
BCRED CLO LLC, Series 2025-1A, Class C
(Floating, CME Term SOFR 3M + 2.00%), 6.30%, 04/20/37 144A †	900,000	901,016
BDS LLC, Series 2024-FL13, Class AS
(Floating, CME Term SOFR 1M + 1.99%, 1.99% Floor), 6.12%, 09/19/39 144A †	1,000,000	1,005,825
BDS LLC, Series 2025-FL14, Class B
(Floating, CME Term SOFR 1M + 1.69%), 5.83%, 10/21/42 144A †	1,350,000	1,338,258
BDS LLC, Series 2025-FL15, Class B
(Floating, CME Term SOFR 1M + 1.90%), 6.03%, 03/19/43 144A †	1,250,000	1,251,687
Benefit Street Partners CLO 43, Ltd., Series 2025-43A, Class A
(Floating, CME Term SOFR 3M + 1.27%), 0.00%, 10/20/38 144A †	250,000	250,295
	Par	Value
BHG Securitization Trust, Series 2025-1CON, Class A
4.82%, 04/17/36 144A	$427,509	$432,024
BHG Securitization Trust, Series 2025-1CON, Class B
5.26%, 04/17/36 144A	98,684	99,850
Birch Grove CLO 13, Ltd., Series 2025-13A, Class A1
(Floating, CME Term SOFR 3M + 1.31%), 5.47%, 10/23/38 144A †	680,000	682,115
Birch Grove CLO 6, Ltd., Series 2023-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.38%), 5.75%, 07/20/37 144A †	400,000	401,610
Birch Grove CLO 7, Ltd., Series 2023-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.26%), 0.00%, 10/20/38 144A †	450,000	450,000
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	1,007,166
Bridgepoint CLO IX DAC, Series 9A, Class B
(Floating, Euribor 3M + 1.80%), 0.00%, 10/15/39(E) 144A †	1,300,000	1,526,265
BRSP, Ltd., Series 2024-FL2, Class A
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 6.08%, 08/19/37 144A †	750,000	750,426
BSPRT Issuer LLC, Series 2024-FL11, Class B
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.44%, 07/15/39 144A †	250,000	250,149
BSPRT Issuer LLC, Series 2025-FL12, Class AS
(Floating, CME Term SOFR 1M + 1.65%), 5.75%, 01/17/43 144A †	300,000	299,384
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 7.52%, 07/15/39 144A †	2,000,000	2,008,902
CAL Funding IV, Ltd., Series 2020-1A, Class A
2.22%, 09/25/45 144A	120,225	114,763
Capital Automotive REIT, Series 2024-3A, Class A2
4.55%, 10/15/54 144A	1,185,000	1,141,044
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,200,412
Carlyle U.S. CLO, Ltd., Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.38%), 5.64%, 07/25/38 144A †	4,050,000	4,066,645

	Par	Value
CarMax Select Receivables Trust, Series 2025-A, Class C
5.46%, 07/15/31	$485,000	$496,167
CarMax Select Receivables Trust, Series 2025-A, Class D
5.86%, 07/15/31	840,000	860,284
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	800,000	799,184
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 4.42%, 01/25/37†	916,091	828,869
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	515,625	519,970
Carvana Auto Receivables Trust, Series 2024-P4, Class C
5.10%, 05/12/31	840,000	847,843
Carvana Auto Receivables Trust, Series 2024-P4, Class D
5.60%, 12/10/32	1,250,000	1,259,374
Carvana Auto Receivables Trust, Series 2025-P1, Class C
5.34%, 08/11/31	1,495,000	1,526,596
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.97%, 04/15/39 144A	152,230	148,485
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A
5.78%, 02/15/50 144A	954,219	970,216
Castlelake Aircraft Structured Trust, Series 2025-2A, Class A
5.47%, 08/15/50 144A	1,043,183	1,055,463
CBAMR, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.34%), 5.45%, 10/17/38 144A †	7,000,000	7,024,976
CBAMR, Ltd., Series 2021-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 5.24%, 10/20/38 144A †	4,740,000	4,747,674
Ceamer Finance III LLC
6.79%, 11/15/39†††	579,131	595,307
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 5.75%, 07/20/37 144A †	1,085,000	1,088,870
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class A
(Floating, CME Term SOFR 3M + 1.65%), 5.97%, 07/15/37 144A †	1,250,000	1,258,852
Cerberus Loan Funding 50 LLC, Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.95%), 6.27%, 07/15/37 144A †	300,000	301,901
	Par	Value
Cerberus Loan Funding 51 LLC, Series 2025-2A, Class B
(Floating, CME Term SOFR 3M + 1.82%), 5.94%, 10/15/37 144A †	$1,000,000	$1,007,304
Cerberus Loan Funding 52 LLC, Series 2025-3A, Class B
(Floating, CME Term SOFR 3M + 1.80%), 5.77%, 10/15/37 144A †	750,000	755,403
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.72%, 03/22/35 144A †	1,250,000	1,255,259
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.67%, 01/15/36 144A †	1,750,000	1,778,934
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.52%, 01/15/36 144A †	1,000,000	1,011,049
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.72%, 04/15/36 144A †	1,500,000	1,502,397
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 6.87%, 07/15/36 144A †	1,000,000	1,005,685
Cerberus Loan Funding XLVIII LLC, Series 2024-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.17%, 10/15/36 144A †	950,000	952,855
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 6.20%, 04/22/33 144A †	976,310	979,486
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 7.07%, 10/15/34 144A †	1,250,000	1,272,023
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,702,069	1,635,720
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	582,437	574,252
CIFC Funding, Ltd., Series 2018-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 5.65%, 01/18/38 144A †	2,720,000	2,729,520

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CIFC Funding, Ltd., Series 2019-4A, Class A1R2
(Floating, CME Term SOFR 3M + 1.30%), 5.65%, 07/15/38 144A †	$375,000	$376,320
CIFC Funding, Ltd., Series 2019-7A, Class A1R
(Floating, CME Term SOFR 3M + 1.28%), 5.37%, 10/19/38 144A †	470,000	471,934
CIFC Funding, Ltd., Series 2021-4A, Class AR
(Floating, CME Term SOFR 3M + 1.36%, 1.36% Floor), 5.68%, 07/23/37 144A †	250,000	250,930
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.63%, 01/20/37 144A †	1,200,000	1,203,000
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,252,361
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 06/21/32	1,850,000	1,883,947
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.91% on 11/25/25), 4.94%, 03/25/36 STEP	1,774,487	851,588
Citizens Auto Receivables Trust, Series 2023-1, Class A3
5.84%, 01/18/28 144A	1,490,937	1,501,339
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	46,367	43,577
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	769,189	711,707
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	174,533	161,675
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	695,157
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	500,000	508,295
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	600,000	613,142
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	200,000	202,220
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2
5.29%, 07/25/50 144A	705,000	713,899
Corevest American Finance Trust, Series 2021-1, Class D
3.25%, 04/15/53 144A	240,000	214,666
	Par	Value
CoreVest American Finance Trust, Series 2021-3, Class D
3.47%, 10/15/54 144A	$100,000	$90,180
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 8.83%, 04/20/37 144A †	1,400,000	1,423,432
CVC Cordatus Loan Fund III DAC, Series 3A, Class B1R3
(Floating, Euribor 3M + 1.65%), 3.68%, 05/26/38(E) 144A †	1,600,000	1,886,033
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 5.02%, 03/25/34†	55,488	56,858
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 4.50%, 12/15/35†	9,750	9,458
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	585,000	575,862
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	450,000	437,897
CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2
5.91%, 02/20/50 144A	100,000	102,243
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	1,155,000	1,158,300
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49 144A	329,000	327,929
Diameter Capital CLO 10, Ltd., Series 2025-10A, Class A
(Floating, CME Term SOFR 3M + 1.31%), 5.60%, 04/20/38 144A †	250,000	250,950
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,201,457
Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2II
3.15%, 04/25/51 144A	272,300	249,651
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	500,000	500,225
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 6.74%, 10/19/29 144A †	1,000,000	1,002,624

	Par	Value
Dryden 97 CLO, Ltd., Series 2022-97A, Class D1R
(Floating, CME Term SOFR 3M + 2.90%), 7.04%, 10/20/38 144A †	$3,460,000	$3,504,613
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 6.43%, 04/15/29 144A †	1,500,000	1,503,565
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 5.67%, 12/27/66 144A †	545,478	556,213
EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2
4.45%, 07/25/55 144A	1,000,000	976,476
EFMT, Series 2025-CES4, Class A1
(Step to 6.43% on 08/25/29), 5.43%, 06/25/60 144A STEP	961,943	969,999
Eldridge CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.65%), 0.00%, 10/20/38 144A †	800,000	801,000
EWC Master Issuer LLC, Series 2022-1A, Class A2
5.50%, 03/15/52 144A	1,378,688	1,362,463
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 07/16/29	100,000	101,451
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	850,000	865,931
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2
4.70%, 09/15/27	464,602	464,910
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3
4.67%, 08/15/28	475,000	476,160
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	1,365,000	1,388,568
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	206,451	211,236
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	1,329,536	1,365,117
FIGRE Trust, Series 2024-HE3, Class A
5.94%, 07/25/54 144A	743,075	758,381
FIGRE Trust, Series 2024-HE3, Class B
6.13%, 07/25/54 144A	371,538	379,164
FIGRE Trust, Series 2024-HE4, Class A
5.06%, 09/25/54 144A	353,318	354,877
	Par	Value
FIGRE Trust, Series 2024-HE5, Class A
5.44%, 10/25/54 144A	$1,282,760	$1,297,795
FIGRE Trust, Series 2024-HE6, Class A
5.72%, 12/25/54 144A	548,776	556,144
FIGRE Trust, Series 2025-HE1, Class A
5.83%, 01/25/55 144A	515,382	523,189
FIGRE Trust, Series 2025-PF1, Class A
5.76%, 06/25/55 144A	1,350,107	1,368,967
FIGRE Trust, Series 2025-PF2, Class A
3.97%, 10/25/55 144A	650,000	649,990
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	149,340
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	248,973
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	249,018
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,495,999
Five Guys Holdings, Inc., Series 2023-1A, Class A2
7.55%, 01/26/54 144A	992,500	1,033,584
FOCUS Brands Funding, Series 2023-2, Class A2
8.24%, 10/30/53 144A	638,625	679,651
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,742,747
Ford Credit Auto Owner Trust, Series 2025-2, Class A
4.37%, 02/15/38 144A STEP	3,500,000	3,525,612
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.33%, 10/18/33 144A †	1,250,000	1,253,375
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	415,855	427,557
Foundation Finance Trust, Series 2025-1A, Class A
4.95%, 04/15/50 144A	164,095	166,364
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	1,380,000	1,402,125
FS Rialto Issuer LLC, Series 2024-FL9, Class AS
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.23%, 10/19/39 144A †	450,000	454,338

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FS Rialto Issuer LLC, Series 2025-FL10, Class AS
(Floating, CME Term SOFR 1M + 1.59%), 5.73%, 08/01/30 144A †	$400,000	$399,109
FS Rialto Issuer LLC, Series 2025-FL10, Class B
(Floating, CME Term SOFR 1M + 1.85%), 5.98%, 08/01/30 144A †	300,000	297,235
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 6.06%, 11/16/36 144A †	1,000,000	999,369
Garnet CLO 2, Ltd., Series 2025-2A, Class A
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	985,000	988,940
Garnet CLO 3, Ltd., Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.27%), 0.00%, 10/20/38 144A †	930,000	930,000
Gilead Aviation LLC, Series 2025-1A, Class A
5.79%, 03/15/50 144A	633,974	648,537
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2
4.75%, 03/15/28 144A	1,800,000	1,804,060
GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D
5.59%, 01/15/31 144A	100,000	101,912
GLS Auto Select Receivables Trust, Series 2024-4A, Class D
5.28%, 10/15/31 144A	1,442,000	1,468,813
GLS Auto Select Receivables Trust, Series 2025-1A, Class B
5.04%, 02/15/31 144A	1,090,000	1,109,887
GLS Auto Select Receivables Trust, Series 2025-1A, Class C
5.26%, 03/15/31 144A	825,000	840,174
GLS Auto Select Receivables Trust, Series 2025-1A, Class D
5.74%, 04/15/32 144A	825,000	842,903
GLS Auto Select Receivables Trust, Series 2025-3A, Class C
4.94%, 09/15/31 144A	100,000	100,742
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,210,681
Goldentree Loan Management U.S. CLO 9, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.73%, 04/20/37 144A †	1,000,000	1,005,962
Golub Capital CLO, Ltd., Series 2025-82A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.23%, 10/15/38 144A †	600,000	601,619
	Par	Value
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class CRR
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 6.62%, 11/05/37 144A †	$1,000,000	$1,007,729
Golub Capital Partners CLO, Series 2013-16A, Class A1R3
(Floating, CME Term SOFR 3M + 1.63%), 5.95%, 08/09/39 144A †	1,050,000	1,033,428
Golub Capital Partners CLO, Series 2013-16A, Class BR3
(Floating, CME Term SOFR 3M + 1.95%), 6.27%, 08/09/39 144A †	400,000	398,988
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	1,342,538	1,361,432
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,518,324	1,214,836
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,545,031	1,377,566
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.61%, 1.36% Floor), 5.75%, 07/16/35 144A †	298,802	299,422
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class B
5.07%, 06/25/60 144A	1,500,000	1,514,892
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, CME Term SOFR 3M + 0.02%, 1.95% Floor), 6.28%, 07/20/37 144A †	1,100,000	1,103,157
Harbourvest Structured Solutions IV LP
0.00%, 09/15/30	750,000	750,000
Harvest CLO, Series 37A, Class B
(Floating, Euribor 3M + 1.85%), 0.00%, 01/15/39(E) 144A †	1,700,000	1,995,885
Hilton Grand Vacations Trust, Series 2023-1A, Class C
6.94%, 01/25/38 144A	368,315	380,433
Hilton Grand Vacations Trust, Series 2025-1A, Class C
5.52%, 05/27/42 144A	85,866	86,841
HINNT LLC, Series 2024-A, Class A
5.49%, 03/15/43 144A	351,562	358,249
Hlend CLO LLC, Series 2025-3A, Class A
(Floating, CME Term SOFR 3M + 1.40%), 5.67%, 01/20/37 144A †	2,550,000	2,554,499

	Par	Value
HLEND CLO LLC, Series 2025-4A, Class B
(Floating, CME Term SOFR 3M + 1.85%), 6.07%, 08/15/37 144A †	$1,200,000	$1,196,859
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	2,144,435	2,170,208
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A
4.46%, 12/15/38 144A	89,189	88,090
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,316,608
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	772,642
HPS Private Credit CLO LLC, Series 2025-3A, Class A1
(Floating, CME Term SOFR 3M + 1.65%), 5.91%, 07/20/37 144A †	1,000,000	1,004,002
Hyundai Auto Receivables Trust, Series 2025-A, Class C
4.76%, 06/15/32	400,000	405,523
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 5.75%, 07/28/34 144A †	1,500,000	1,502,894
Invesco U.S. CLO, Ltd., Series 2024-4A, Class A1
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.65%, 01/15/38 144A †	2,720,000	2,729,098
Invitation Homes Trust, Series 2024-SFR1, Class B
4.00%, 09/17/29 144A	650,000	631,260
Island Finance Trust, Series 2025-1A, Class A
6.54%, 03/19/35 144A	100,000	101,651
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	152,568	140,298
Jack in the Box Funding LLC, Series 2019-1A, Class A2II
4.48%, 08/25/49 144A	58,255	57,775
JCP Direct Lending CLO LLC, Series 2023-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.65%), 5.98%, 07/20/37 144A †	700,000	702,106
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,562,295	1,387,385
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	52,409	48,472
	Par	Value
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	$133,118	$132,181
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.99%, 05/20/54 144A †	276,704	278,128
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A
4.21%, 12/15/42 144A	749,262	744,389
Kestrel Aircraft Funding, Ltd., Series 2018-1A, Class A
4.25%, 12/15/38 144A	870,214	864,907
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 6.34%, 10/20/34 144A †	2,500,000	2,504,250
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 5.56%, 02/15/39 144A †	300,000	298,697
Labrador Aviation Finance, Ltd., Series 2016-1A, Class A1
4.30%, 01/15/42 144A	95,477	93,093
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.93%, 03/15/30 144A	825,000	834,138
LAD Auto Receivables Trust, Series 2024-3A, Class D
5.18%, 02/17/32 144A	550,000	557,576
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,131,042
LoanCore Issuer LLC, Series 2025-CRE8, Class B
(Floating, CME Term SOFR 1M + 1.84%), 5.98%, 08/17/42 144A †	1,000,000	996,253
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 6.01%, 07/15/36 144A †	1,100,000	1,098,631
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 5.91%, 11/15/38 144A †	940,000	938,799
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	939,945	889,131
MACH 1 Cayman, Ltd., Series 2019-1, Class A
3.47%, 10/15/39 144A	167,210	165,289

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Madison Park Funding LXXI, Ltd., Series 2025-71A, Class B
(Floating, CME Term SOFR 3M + 1.50%), 5.77%, 04/23/38 144A †	$650,000	$650,000
Magnetite XLVIII, Ltd., Series 2025-48A, Class A1
(Floating, CME Term SOFR 3M + 1.28%), 5.57%, 10/15/38 144A †	835,000	837,530
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,154,875
Marlette Funding Trust, Series 2024-1A, Class D
6.93%, 07/17/34 144A	1,335,000	1,375,503
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	723,791	686,052
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2
5.40%, 08/20/55 144A	500,000	508,235
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.35%, 07/16/36 144A †	47,519	47,413
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.48%, 02/19/37 144A †	610,953	610,943
Midocean Credit CLO XXI, Series 2025-21A, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 0.00%, 10/20/38 144A †	755,000	755,000
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	1,360,000	1,373,840
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 5.15%, 10/25/35†	144,827	144,281
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 4.46%, 05/25/37†	1,177,835	912,120
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 4.42%, 11/25/36†	4,561,420	1,467,031
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,375,119	1,186,417
MVW LLC, Series 2021-1WA, Class C
1.94%, 01/22/41 144A	277,582	267,334
	Par	Value
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	$115,572	$109,635
MVW LLC, Series 2023-1A, Class A
4.93%, 10/20/40 144A	72,266	73,053
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.46%, 0.18% Floor), 4.62%, 06/25/37†	1,002,641	986,534
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 5.71%, 07/16/40 144A †	616,207	618,983
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class B
2.24%, 05/15/69 144A	280,000	226,484
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	1,007,156	956,523
Navigator Aviation, Ltd., Series 2024-1, Class A
5.40%, 08/15/49 144A	968,750	971,444
Navigator Aviation, Ltd., Series 2025-1, Class A
5.11%, 10/15/50 144A	500,000	499,989
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 0.02%, 2.10% Floor), 6.42%, 07/15/38 144A †	1,100,000	1,106,055
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1
1.91%, 10/20/61 144A	230,000	192,613
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	569,700	570,058
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	335,596	338,505
Northwoods Capital 20, Ltd., Series 2019-20A, Class AR2
(Floating, CME Term SOFR 3M + 1.34%), 5.56%, 10/25/38 144A †	485,000	487,390
Obra Capital, Inc.
6.00%, 06/30/39†††	1,400,000	1,475,180
Obsidian Issuer LLC, Series 2025-1A, Class A
6.75%, 05/15/55 144A †††	850,000	850,000
OBX Trust, Series 2025-HE1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.26%, 02/25/55 144A †	1,000,000	1,006,122

	Par	Value
OCP CLO, Ltd., Series 2020-18A, Class A1R2
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.70%, 07/20/37 144A †	$745,000	$747,743
OCP CLO, Ltd., Series 2024-38A, Class A
(Floating, CME Term SOFR 3M + 1.33%, 1.33% Floor), 5.66%, 01/21/38 144A †	1,265,000	1,269,450
OHA Credit Funding, Ltd., Series 2021-10RA, Class A1
(Floating, CME Term SOFR 3M + 1.26%), 5.54%, 07/18/37 144A †	1,130,000	1,133,317
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R4
(Floating, CME Term SOFR 3M + 1.25%), 5.42%, 10/19/38 144A †	750,000	752,613
OneMain Financial Issuance Trust, Series 2019-2A, Class D
4.05%, 10/14/36 144A	100,000	96,865
OneMain Financial Issuance Trust, Series 2025-1A, Class D
5.79%, 07/14/38 144A	125,000	127,675
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 4.57%, 05/25/37†	1,472,995	796,126
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 6.60%, 02/20/36 144A †	1,000,000	1,003,831
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 6.68%, 04/20/36 144A †	1,000,000	998,616
Owl Rock CLO VII LLC, Series 2022-7A, Class AR
(Floating, CME Term SOFR 3M + 1.40%), 5.73%, 04/20/38 144A †	800,000	799,566
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 6.33%, 04/20/36 144A †	1,000,000	1,003,020
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 6.83%, 04/20/36 144A †	1,000,000	1,005,692
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 6.27%, 07/15/36 144A †	2,200,000	2,195,128
	Par	Value
OWL Rock CLO XXI LLC, Series 2025-21A, Class B
(Floating, CME Term SOFR 3M + 1.90%), 6.22%, 07/24/34 144A †	$300,000	$299,207
OWL Rock CLO XXII LLC, Series 2025-22A, Class A
(Floating, CME Term SOFR 3M + 1.47%), 5.42%, 10/20/37 144A †	1,250,000	1,252,366
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2
5.11%, 03/15/33 144A	500,000	504,727
Palmer Square CLO, Ltd., Series 2023-4A, Class CR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.18%, 10/20/37 144A †	1,000,000	1,003,215
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 6.22%, 10/15/30 144A †	1,000,000	1,001,420
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 5.72%, 04/15/31 144A †	1,600,000	1,603,997
Park Blue CLO, Ltd., Series 2025-9A, Class A1
(Floating, CME Term SOFR 3M + 1.35%), 5.43%, 10/20/38 144A †	4,975,000	4,994,963
Penta CLO DAC, Series 2021-2A, Class BR
(Floating, Euribor 3M + 1.65%), 3.68%, 04/15/38(E) 144A †	1,350,000	1,585,460
PFP, Ltd., Series 2024-11, Class AS
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 6.41%, 09/17/39 144A †	94,513	94,652
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 5.62%, 09/25/65 144A †	134,551	135,343
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 5.42%, 11/25/65 144A †	137,473	137,631
Pk Alift Loan Funding 6 LP, Series 2025-1, Class A
5.37%, 11/15/42 144A	966,554	973,987
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
4.75%, 03/15/43 144A	250,000	249,995

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Polen Capital CLO, Ltd., Series 2025-1A, Class B
(Floating, CME Term SOFR 3M + 1.70%), 5.96%, 03/06/38 144A †	$2,150,000	$2,156,687
PRET LLC, Series 2024-NPL7, Class A1
(Step to 8.93% on 11/25/27), 5.93%, 10/25/54 144A STEP	1,233,823	1,236,031
Progress Residential Trust, Series 2022-SFR5, Class B
4.90%, 06/17/39 144A	1,385,000	1,387,827
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	2,580,000	2,583,063
QTS Issuer ABS I LLC, Series 2025-1A, Class A2
5.44%, 05/25/55 144A	1,550,000	1,582,383
QTS Issuer ABS II LLC, Series 2025-1A, Class A2
5.04%, 10/05/55 144A †††	600,000	598,044
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A †††	400,000	397,645
RAD CLO 26, Ltd., Series 2024-26A, Class A
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.70%, 10/20/37 144A †	930,000	933,245
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	404,524	410,236
RCKT Mortgage Trust, Series 2025-CES7, Class A1B
(Step to 6.48% on 08/25/29), 5.48%, 07/25/55 144A STEP	977,323	989,454
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 5.47%, 11/25/36 144A †	439,667	439,807
Regatta 35 Funding, Ltd., Series 2025-4A, Class A1
(Floating, CME Term SOFR 3M + 1.29%), 5.57%, 10/15/38 144A †	895,000	898,356
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, CME Term SOFR 3M + 0.01%, 1.40% Floor), 5.72%, 07/17/37 144A †	250,000	250,925
Regional Management Issuance Trust, Series 2024-2, Class A
5.11%, 12/15/33 144A	1,370,000	1,382,361
Regional Management Issuance Trust, Series 2024-2, Class C
5.74%, 12/15/33 144A	550,000	556,767
Regional Management Issuance Trust, Series 2025-1, Class B
5.53%, 04/17/34 144A	1,000,000	1,012,256
	Par	Value
Republic Finance Issuance Trust, Series 2024-B, Class A
5.42%, 11/20/37 144A	$1,270,000	$1,294,333
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, CME Term SOFR 3M + 0.01%, 1.39% Floor), 5.71%, 07/15/39 144A †	1,600,000	1,605,740
RR 40, Ltd., Series 2025-40A, Class A1
(Floating, CME Term SOFR 3M + 1.34%), 5.64%, 07/15/38 144A †	6,950,000	6,973,940
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	796,942
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	240,358	249,336
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 08/15/31	2,000,000	2,066,703
Santander Drive Auto Receivables Trust, Series 2025-1, Class A2
4.76%, 08/16/27	304,861	305,067
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3
4.74%, 01/16/29	1,675,000	1,682,801
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 06/15/28	1,550,496	1,553,540
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 4.58%, 03/25/35†	27,259	24,170
SEB Funding LLC, Series 2021-1A, Class A2
4.97%, 01/30/52 144A	1,406,475	1,392,098
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	150,000	153,588
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 4.59%, 11/25/36†	1,719,461	476,248
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.63%, 02/25/37 144A †	1,536,684	1,343,041
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	293,702	300,682
Service Experts Issuer LLC, Series 2025-1A, Class A
5.38%, 01/20/37 144A	385,054	387,232

	Par	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	$1,272,375	$1,260,789
SERVPRO Master Issuer LLC, Series 2021-1A, Class A2
2.39%, 04/25/51 144A	478,750	451,680
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	640,250	662,582
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B
5.11%, 02/20/31 144A	100,000	102,704
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C
5.20%, 10/20/32 144A	300,000	306,842
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class C
5.05%, 04/20/33 144A	300,000	305,016
Silver Point CLO 12, Ltd., Series 2025-12A, Class A1
(Floating, CME Term SOFR 3M + 0.01%), 5.29%, 10/15/38 144A †	1,025,000	1,026,659
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,844,250	1,741,748
Slam, Ltd., Series 2024-1A, Class A
5.34%, 09/15/49 144A	608,881	614,887
SLAM, Ltd., Series 2025-1A, Class A
5.81%, 05/15/50 144A	2,694,799	2,784,937
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	136,058	132,048
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.34%, 03/17/53 144A	1,154,010	1,087,828
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	667,560	687,971
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	616,958	608,463
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	474,583	459,823
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	614,400	531,734
Sound Point Euro CLO 14 Funding DAC, Series 14A, Class B
(Floating, Euribor 3M + 1.60%), 3.89%, 04/20/39(E) 144A †	1,330,000	1,561,221
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 4.55%, 06/25/37†	1,402,018	935,961
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	736,208	699,424
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	1,004,241
	Par	Value
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	$1,000,000	$1,008,524
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2
5.00%, 05/25/50 144A	1,275,000	1,271,502
STAR Trust, Series 2025-SFR6, Class B
(Floating, CME Term SOFR 1M + 1.65%), 5.80%, 08/17/42 144A †	1,500,000	1,502,014
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2
4.63%, 07/20/27 144A	1,967,455	1,976,621
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	687,834	665,012
STORE Master Funding LLC, Series 2025-1A, Class A5
5.17%, 10/20/55 144A	500,000	499,748
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	496,458	503,116
Store Master Funding, Series 2024-1A, Class A3
5.93%, 05/20/54 144A	471,635	477,080
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	768,240	800,295
Stream Innovations Issuer Trust, Series 2024-2A, Class A
5.21%, 02/15/45 144A	1,436,139	1,456,060
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 5.05%, 02/25/35 144A †	784,976	778,585
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 4.90%, 11/25/37†	1,342,604	1,307,485
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	794,000	830,704
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,478,825	1,500,699
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	347,375	356,827
Subway Funding LLC, Series 2024-3A, Class A23
5.91%, 07/30/54 144A	694,750	694,584
Subway Funding LLC, Series 2024-3A, Class A2I
5.25%, 07/30/54 144A	1,374,613	1,377,216
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	153,966	155,581

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	$1,850,669	$1,667,083
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	641,604	638,721
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	713,952
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	351,991
Switch ABS Issuer LLC, Series 2025-1A, Class A2
5.04%, 03/25/55 144A	1,000,000	992,292
Taco Bell Funding LLC, Series 2025-1A, Class A2I
4.82%, 08/25/55 144A	550,000	552,513
Taco Bell Funding LLC, Series 2025-1A, Class A2II
5.05%, 08/25/55 144A	550,000	553,128
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	646,667	607,304
Textainer Marine Containers VII, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	673,333	606,172
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	935,000	854,312
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	488,125	490,832
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A	1,179,967	1,205,265
Tikehau CLO IV DAC, Series 4A, Class DR
(Floating, Euribor 3M + 3.25%), 5.30%, 10/15/39(E) 144A †	1,200,000	1,408,860
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 7.53%, 01/20/36 144A †	900,000	907,110
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	697,773	709,247
Towd Point Mortgage Trust, Series 2025-HE1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.01%, 07/25/65 144A †	1,700,000	1,701,842
Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A
4.65%, 05/25/38 144A	2,775,000	2,832,376
TPG CLO, Ltd., Series 2025-1A, Class A1
(Floating, CME Term SOFR 3M + 1.37%), 5.52%, 07/15/37 144A †	1,010,000	1,013,401
	Par	Value
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	$1,000,000	$999,626
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	498,281
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	995,664
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	306,079
Tricon Residential Trust, Series 2024-SFR3, Class C
5.25%, 08/17/41 144A	500,000	499,477
Tricon Residential Trust, Series 2025-SFR1, Class B
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 5.50%, 03/17/42 144A †	1,500,000	1,502,787
Tricon Residential Trust, Series 2025-SFR2, Class B
5.42%, 08/09/44 144A	1,000,000	1,016,379
Trinitas CLO XXXIV, Ltd., Series 2025-34A, Class A
(Floating, CME Term SOFR 3M + 1.34%), 5.67%, 04/22/38 144A †	4,375,000	4,391,392
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	889,200	822,345
Triumph Rail Holdings LLC, Series 2021-2, Class A
2.15%, 06/19/51 144A	1,893,142	1,811,413
TRTX Issuer, Ltd., Series 2025-FL6, Class A
(Floating, CME Term SOFR 1M + 1.54%), 5.67%, 09/18/42 144A †	1,100,000	1,104,119
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	330,904	325,883
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	481,771	457,468
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	481,771	459,537
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	811,310	834,554
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	559,783	580,940
United Airlines Pass-Through Trust, Series 2024-1, Class AA
5.45%, 02/15/37	193,104	199,317
Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class A2
5.88%, 04/20/55 144A	100,000	102,564

	Par	Value
UPX HIL Issuer Trust, Series 2025-1, Class A
5.16%, 01/25/47 144A	$480,823	$483,257
USB Auto Owner Trust, Series 2025-1A, Class D
5.40%, 12/15/32 144A	100,000	101,776
Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2
5.10%, 09/15/54 144A	150,000	150,510
Vantage Data Centers LLC, Series 2025-1A, Class A2
5.13%, 08/15/55 144A	1,550,000	1,560,051
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,113,699
Vista Point Securitization Trust, Series 2024-CES1, Class A1
(Step to 7.67% on 05/25/28), 6.68%, 05/25/54 144A STEP	780,651	790,796
Vista Point Securitization Trust, Series 2024-CES2, Class A1
(Step to 6.25% on 10/25/28), 5.25%, 10/25/54 144A STEP	655,847	655,362
Vista Point Securitization Trust, Series 2025-CES1, Class A1
(Step to 6.81% on 04/25/29), 5.81%, 04/25/55 144A STEP	801,123	806,919
Volofin Finance Designated Activity Co., Series 2024-1A, Class A
5.94%, 06/15/37 144A	551,420	560,761
Voya CLO, Ltd., Series 2019-1A, Class A1RR
(Floating, CME Term SOFR 3M + 1.37%, 1.37% Floor), 5.69%, 10/15/37 144A †	925,000	927,995
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	119,372	115,458
Wellfleet CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 6.18%, 10/18/37 144A †	1,250,000	1,255,913
Western Funding Auto Loan Trust, Series 2025-1, Class C
5.34%, 11/15/35 144A	200,000	202,431
Westlake Automobile Receivables Trust, Series 2024-3A, Class D
5.21%, 04/15/30 144A	2,090,000	2,118,463
Westlake Automobile Receivables Trust, Series 2025-1A, Class D
5.54%, 11/15/30 144A	1,400,000	1,430,533
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1
4.80%, 09/19/39 144A	1,315,137	1,328,638
Willis Engine Structured Trust VII, Series 2023-A, Class A
8.00%, 10/15/48 144A	194,055	201,268
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,203,200
	Par	Value
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	$397,000	$385,341
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A †††	900,000	901,953
Total Asset-Backed Securities (Cost $410,659,091)		412,499,715
CORPORATE BONDS — 22.4%
7-Eleven, Inc.
1.30%, 02/10/28 144A Δ	725,000	678,040
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	101,086
Acrisure LLC
6.75%, 07/01/32 144A	810,000	834,708
Acushnet Co.
7.38%, 10/15/28 144A Δ	750,000	778,583
Adventist Health System
2.95%, 03/01/29	160,000	151,125
4.74%, 12/01/30	3,360,000	3,363,811
5.76%, 12/01/34	450,000	463,318
AECOM
6.00%, 08/01/33 144A	2,541,000	2,599,977
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	635,000	616,388
Alcon Finance Corporation
3.00%, 09/23/29 144A	2,285,000	2,178,945
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,312,544
3.38%, 08/15/31	375,000	351,063
5.15%, 04/15/53	600,000	542,066
Allegion U.S. Holding Co., Inc.
5.60%, 05/29/34	602,000	629,115
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	74,458
Amazon.com, Inc.
4.80%, 12/05/34Δ	75,000	77,551
Amdocs, Ltd.
2.54%, 06/15/30	1,600,000	1,466,702
American Express Co.
(Variable, U.S. SOFR + 1.42%), 5.28%, 07/26/35^	1,200,000	1,239,090
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	314,563
2.38%, 07/15/31	230,000	203,871
American International Group, Inc.
3.40%, 06/30/30	275,000	263,656
American National Global Funding
5.25%, 06/03/30 144A	250,000	255,127
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,260,980
6.14%, 06/13/32 144A Δ	163,000	171,118

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.18%), 7.00%, 12/01/55^	$350,000	$361,103
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,191,613
3.95%, 03/15/29	300,000	297,025
5.90%, 11/15/33	3,235,000	3,469,553
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,308,801
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	1,350,000	892,784
Amgen, Inc.
5.25%, 03/02/30	2,123,000	2,201,157
Amkor Technology, Inc.
5.88%, 10/01/33 144A	492,000	497,625
Antares Holdings LP
3.75%, 07/15/27 144A	2,895,000	2,815,581
Antero Midstream Partners LP
5.75%, 10/15/33 144A	668,000	665,455
AP Grange Holdings LLC
5.00%, 03/20/45†††	300,000	303,000
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,006,486
AppLovin Corporation
5.13%, 12/01/29	585,000	598,605
5.38%, 12/01/31	640,000	662,303
5.50%, 12/01/34	4,738,000	4,893,171
Aquila FDG
7.45%, 09/30/45†††	400,000	414,961
Arch Capital Finance LLC
4.01%, 12/15/26	675,000	673,973
Arch Capital Group, Ltd.
7.35%, 05/01/34	200,000	232,563
Archer-Daniels-Midland Co.
3.25%, 03/27/30	175,000	168,363
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	482,000	455,475
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	106,005
Arthur J Gallagher & Co.
4.85%, 12/15/29Δ	570,000	582,108
5.15%, 02/15/35	1,610,000	1,630,184
AS Mileage Plan IP, Ltd.
5.31%, 10/20/31 144A	850,000	846,548
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	341,836
5.95%, 10/15/33 144A Δ	1,900,000	2,009,541
5.80%, 04/15/34 144A Δ	952,000	998,180
Aspen Insurance Holdings, Ltd.
5.75%, 07/01/30	82,000	85,897
AT&T, Inc.
2.75%, 06/01/31	200,000	183,367
2.25%, 02/01/32	300,000	262,726
2.55%, 12/01/33	3,994,000	3,402,564
5.38%, 08/15/35Δ	1,675,000	1,725,776
3.50%, 06/01/41	450,000	359,925
3.65%, 06/01/51	575,000	416,107
	Par	Value
3.50%, 09/15/53	$1,664,000	$1,151,881
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 3.03%, 02/23/27(E) †	1,700,000	2,007,890
5.03%, 07/17/30 144A	1,000,000	1,016,500
Atlassian Corporation
5.50%, 05/15/34	2,454,000	2,529,540
AutoNation, Inc.
1.95%, 08/01/28	175,000	164,224
4.75%, 06/01/30	250,000	251,468
Aviation Capital Group LLC
5.13%, 04/10/30 144A	15,000	15,244
6.38%, 07/15/30 144A	1,745,000	1,867,419
4.80%, 10/24/30 144A	135,000	134,934
Axon Enterprise, Inc.
6.25%, 03/15/33 144A	180,000	185,723
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	270,564
Bank of America Corporation
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	1,001,930
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ Δ ^	700,000	689,303
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,987,362
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,985,000	5,110,550
(Variable, U.S. SOFR + 1.11%), 4.62%, 05/09/29^	1,600,000	1,620,125
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	600,000	602,203
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,482,098
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.63%, 05/01/30ρ ^	350,000	364,565
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 07/26/30ρ ^	500,000	506,838
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	69,433
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,300,000	1,161,536
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	855,000	758,662
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	475,000	432,695
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,215,000	1,215,190
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33^	600,000	613,335
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,794,341
(Variable, U.S. SOFR + 1.65%), 5.47%, 01/23/35^	5,005,000	5,229,341
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	195,000	199,816
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	2,025,000	2,117,645

	Par	Value
(Variable, U.S. SOFR + 1.70%), 5.74%, 02/12/36^	$25,000	$25,984
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,937,000	1,682,112
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	686,860
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.27%), 5.95%, 12/20/30ρ ^	200,000	202,394
Banner Health
2.34%, 01/01/30	865,000	803,074
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	270,712
Beacon Funding Trust
6.27%, 08/15/54 144A	1,850,000	1,896,860
Becton, Dickinson and Co.
2.82%, 05/20/30Δ	750,000	703,081
Belrose Funding Trust II
6.79%, 05/15/55 144A	500,000	541,956
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	949,649
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	450,000	440,968
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	825,000	754,011
Berry Global, Inc.
1.57%, 01/15/26	2,100,000	2,082,110
4.88%, 07/15/26 144A	450,000	450,075
BGC Group, Inc.
6.15%, 04/02/30 144A	2,645,000	2,713,694
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	736,308
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,542,236
Block, Inc.
6.00%, 08/15/33 144A	430,000	440,630
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	2,082,380
Blue Owl Finance LLC
6.25%, 04/18/34	1,285,000	1,348,491
BMW U.S. Capital LLC
4.75%, 03/21/28 144A	1,400,000	1,420,848
Boardwalk Pipelines LP
5.63%, 08/01/34	350,000	364,092
Boeing Co. (The)
6.26%, 05/01/27	400,000	411,728
6.30%, 05/01/29	400,000	424,613
2.95%, 02/01/30	174,000	163,892
5.15%, 05/01/30	1,431,000	1,468,919
6.39%, 05/01/31	400,000	435,854
6.53%, 05/01/34	5,221,000	5,775,786
3.25%, 02/01/35	25,000	21,706
5.71%, 05/01/40	1,225,000	1,250,704
	Par	Value
3.85%, 11/01/48	$25,000	$18,718
5.81%, 05/01/50	3,560,000	3,558,982
6.86%, 05/01/54	1,985,000	2,265,805
7.01%, 05/01/64	300,000	347,550
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	530,820
Boston Properties LP REIT
4.50%, 12/01/28Δ	900,000	899,651
2.55%, 04/01/32	1,100,000	951,523
BP Capital Markets America, Inc.
4.23%, 11/06/28	175,000	175,871
Brink's Co. (The)
6.50%, 06/15/29 144A	185,000	190,545
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,819,637
4.15%, 04/15/32 144A	2,470,000	2,423,271
3.42%, 04/15/33 144A	1,025,000	948,989
3.47%, 04/15/34 144A	8,445,000	7,710,372
3.19%, 11/15/36 144A	28,000	23,905
3.50%, 02/15/41 144A Δ	375,000	308,772
Brookfield Capital Finance LLC
6.09%, 06/14/33	140,000	150,841
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,348,391
Brown & Brown, Inc.
5.55%, 06/23/35	260,000	267,663
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	1,031,356
6.75%, 05/15/35 144A	1,075,000	1,123,786
Bunge, Ltd. Finance Corporation
4.20%, 09/17/29Δ	828,000	825,558
4.65%, 09/17/34Δ	828,000	812,242
CACI International, Inc.
6.38%, 06/15/33 144A	495,000	511,236
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,233,714
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36Δ ^	2,225,000	2,308,932
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	790,000	781,611
Cardinal Health, Inc.
5.13%, 02/15/29Δ	585,000	601,936
Carlyle Group, Inc. (The)
5.05%, 09/19/35	725,000	722,745
Carnival Corporation
5.75%, 03/15/30 144A	1,460,000	1,491,618
5.88%, 06/15/31 144A	2,915,000	2,988,991
5.75%, 08/01/32 144A	2,375,000	2,419,954
Carrier Global Corporation
2.72%, 02/15/30	750,000	703,184
2.70%, 02/15/31Δ	1,075,000	987,268
CBRE Services, Inc.
5.50%, 06/15/35	2,500,000	2,577,242
CDW LLC
3.57%, 12/01/31	3,715,000	3,472,491

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Celanese U.S. Holdings LLC
6.85%, 11/15/28Δ	$1,065,000	$1,106,088
Centene Corporation
2.50%, 03/01/31	3,150,000	2,715,423
CenterPoint Energy Resources Corporation
5.40%, 07/01/34‡‡	1,300,000	1,343,082
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/01/30ρ ^	1,000,000	939,683
Charter Communications Operating LLC
2.25%, 01/15/29	2,300,000	2,139,473
6.65%, 02/01/34	545,000	582,605
6.55%, 06/01/34Δ	1,085,000	1,156,700
6.38%, 10/23/35	1,020,000	1,068,980
3.95%, 06/30/62	3,820,000	2,418,611
Cheniere Energy Partners LP
5.95%, 06/30/33	3,070,000	3,251,292
5.75%, 08/15/34	50,000	52,004
5.55%, 10/30/35 144A	300,000	306,682
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,433,119
3.70%, 01/15/31	1,644,000	1,539,709
5.85%, 08/01/34	1,969,000	2,014,905
Chord Energy Corporation
6.00%, 10/01/30 144A	1,325,000	1,316,603
Chubb Corporation (The)
6.80%, 11/15/31	979,000	1,100,710
Cigna Group (The)
2.40%, 03/15/30	625,000	577,057
2.38%, 03/15/31	1,250,000	1,124,957
5.13%, 05/15/31Δ	1,415,000	1,465,975
3.20%, 03/15/40	775,000	606,918
4.90%, 12/15/48Δ	350,000	314,400
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 144A	250,000	262,808
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ ^	175,000	176,316
4.30%, 11/20/26	75,000	75,138
4.45%, 09/29/27	175,000	175,758
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 05/15/28ρ Δ ^	800,000	836,250
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	175,000	173,488
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,667,530
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.57%), 6.75%, 02/15/30ρ ^	200,000	203,439
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%), 6.95%, 02/15/30ρ ^	650,000	668,400
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 08/15/30ρ ^	475,000	490,032
	Par	Value
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	$1,804,000	$1,890,713
Civitas Resources, Inc.
8.38%, 07/01/28 144A	290,000	300,962
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	490,000	507,826
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,720,421
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 10/01/27ρ ^	600,000	606,792
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	545,000	570,688
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,095,000	1,168,812
Comcast Corporation
5.30%, 06/01/34	1,307,000	1,356,429
CommonSpirit Health
6.46%, 11/01/52	1,005,000	1,099,550
Continental Resources, Inc.
5.75%, 01/15/31 144A	6,495,000	6,700,836
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52^	680,000	697,508
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	616,479
CoStar Group, Inc.
2.80%, 07/15/30 144A	700,000	641,096
Costco Wholesale Corporation
1.60%, 04/20/30	625,000	563,742
CRH America Finance, Inc.
3.40%, 05/09/27 144A Δ	2,100,000	2,075,439
3.95%, 04/04/28 144A Δ	500,000	497,706
Crown Americas LLC
5.88%, 06/01/33 144A	1,035,000	1,046,366
CSC Holdings LLC
5.38%, 02/01/28 144A Δ	1,855,000	1,628,114
7.50%, 04/01/28 144A Δ	590,000	427,787
CSX Corporation
3.80%, 04/15/50	275,000	213,772
CubeSmart LP REIT
2.50%, 02/15/32	130,000	114,772
Dell International LLC
5.30%, 10/01/29	150,000	154,928
5.10%, 02/15/36	975,000	969,948
Devon Energy Corporation
5.60%, 07/15/41Δ	77,000	74,180
4.75%, 05/15/42Δ	555,000	484,383
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	250,000	235,699
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,665,100

	Par	Value
DOC DR LLC REIT
3.95%, 01/15/28	$2,400,000	$2,381,560
Dominion Energy, Inc.
3.38%, 04/01/30	250,000	240,241
5.00%, 06/15/30	500,000	512,927
2.25%, 08/15/31Δ	2,300,000	2,036,506
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.26%), 6.00%, 02/15/56^	300,000	302,478
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	450,000	453,361
Dow Chemical Co. (The)
6.90%, 05/15/53Δ	280,000	299,388
Duke Energy Corporation
2.45%, 06/01/30	1,800,000	1,657,478
5.45%, 06/15/34Δ	1,485,000	1,545,660
Duke Energy Florida LLC
5.88%, 11/15/33	2,000,000	2,159,701
Duke Energy Progress LLC
3.40%, 04/01/32Δ	2,300,000	2,176,790
DuPont de Nemours, Inc.
4.49%, 11/15/25	400,000	399,871
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	648,294
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	509,342
DYAL CAPITAL PARTNERS IV ISSUER A
5.94%, 08/22/45	650,000	650,000
DYAL CAPITAL PARTNERS IV ISSUER B
5.94%, 08/22/45	600,000	600,000
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	150,000	135,116
EchoStar Corporation
10.75%, 11/30/29	3,136,816	3,453,478
EchoStar Corporation PIK
Cash coupon 3.88% or PIK Cash Coupon, 11/30/30 CONV 1	297,704	733,096
Ecolab, Inc.
2.75%, 08/18/55	68,000	42,092
Elevance Health, Inc.
5.20%, 02/15/35Δ	685,000	698,440
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	600,000	637,678
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,653,846
Energy Transfer LP
5.63%, 05/01/27 144A	200,000	200,092
5.50%, 06/01/27	775,000	788,747
4.95%, 05/15/28	900,000	915,073
5.25%, 04/15/29Δ	800,000	823,298
5.75%, 02/15/33	1,575,000	1,651,539
5.70%, 04/01/35Δ	3,020,000	3,120,077
5.30%, 04/15/47	150,000	135,588
5.40%, 10/01/47	50,000	45,803
	Par	Value
6.00%, 06/15/48	$50,000	$49,307
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,030,327
Enstar Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 7.50%, 04/01/45 144A ^	350,000	366,605
Entegris, Inc.
4.75%, 04/15/29 144A	2,755,000	2,734,317
Enterprise Products Operating LLC
4.20%, 01/31/50	625,000	510,453
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,203,218
3.60%, 11/15/31	2,300,000	2,124,178
EQT Corporation
3.63%, 05/15/31 144A	1,990,000	1,861,676
Equifax, Inc.
5.10%, 12/15/27	1,800,000	1,833,437
Equinix, Inc. REIT
1.55%, 03/15/28	2,200,000	2,068,864
2.15%, 07/15/30	2,080,000	1,877,470
Equitable Holdings, Inc.
4.35%, 04/20/28	863,000	866,261
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	752,000	784,489
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	947,560
Exelon Corporation
4.05%, 04/15/30	375,000	371,134
4.70%, 04/15/50	25,000	21,620
Expedia Group, Inc.
4.63%, 08/01/27Δ	353,000	355,509
3.80%, 02/15/28	350,000	347,037
3.25%, 02/15/30	250,000	238,952
2.95%, 03/15/31	120,000	111,301
5.40%, 02/15/35Δ	2,530,000	2,597,494
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	894,295
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,095,000	1,111,363
Farmers Insurance Exchange
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.86%), 7.00%, 10/15/64 144A ^	580,000	604,760
Federal Realty OP LP REIT
3.50%, 06/01/30	1,900,000	1,835,608
FedEx Corporation
4.10%, 02/01/45 144A	150,000	117,539
4.05%, 02/15/48 144A	425,000	322,946
Fidelity National Financial, Inc.
4.50%, 08/15/28	2,675,000	2,690,282
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,172,280
First American Financial Corporation
4.00%, 05/15/30	450,000	435,319

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.45%, 09/30/34	$700,000	$702,491
First Horizon Corporation
(Variable, U.S. SOFR + 1.77%), 5.51%, 03/07/31^	880,000	906,719
Fiserv, Inc.
4.20%, 10/01/28	425,000	425,169
5.63%, 08/21/33	1,810,000	1,901,063
Florida Power & Light Co.
3.80%, 12/15/42	475,000	393,312
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,520,190
5.92%, 03/20/28	1,100,000	1,119,056
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,115,985	1,012,242
Fortitude Group Holdings LLC
6.25%, 04/01/30 144A	350,000	363,641
Foundry JV Holdco LLC
5.90%, 01/25/33 144A	1,500,000	1,583,113
5.88%, 01/25/34 144A	200,000	208,554
6.20%, 01/25/37 144A	500,000	533,991
Fox Corporation
4.71%, 01/25/29	275,000	278,588
3.50%, 04/08/30Δ	150,000	145,346
GA Global Funding Trust
2.90%, 01/06/32 144A	1,450,000	1,285,002
GATX Corporation
6.90%, 05/01/34	1,550,000	1,746,725
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	353,841
General Motors Co.
5.95%, 04/01/49	239,000	233,153
General Motors Financial Co., Inc.
5.05%, 04/04/28	600,000	609,810
2.40%, 04/10/28	150,000	143,138
Gilead Sciences, Inc.
4.50%, 02/01/45	300,000	269,345
Glencore Funding LLC
2.63%, 09/23/31 144A	650,000	584,040
6.50%, 10/06/33 144A	8,410,000	9,272,005
Global Atlantic Fin Co.
7.95%, 06/15/33 144A	756,000	876,724
Global Partners LP
8.25%, 01/15/32 144A	550,000	580,502
Global Payments, Inc.
2.90%, 05/15/30	1,600,000	1,481,256
Globe Life, Inc.
5.85%, 09/15/34	210,000	220,386
Goldman Sachs Group, Inc. (The)
(Floating, CME Term SOFR 3M + 2.01%), 6.33%, 10/28/27†	1,800,000	1,827,769
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	3,200,000	3,204,445
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	1,050,000	1,109,908
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 02/10/30ρ ^	650,000	675,973
	Par	Value
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	$5,200,000	$5,441,641
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34ρ Δ ^	200,000	203,245
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A	2,000,000	1,990,129
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	986,955
Greensaif Pipelines Bidco S.a.r.l.
5.85%, 02/23/36 144A	200,000	210,203
6.13%, 02/23/38 144A	200,000	213,037
6.10%, 08/23/42 144A	250,000	263,165
Gulfstream Natural Gas System LLC
5.60%, 07/23/35 144A	600,000	615,099
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	262,652
6.50%, 05/06/34Δ	250,000	268,983
Hanover Insurance Group, Inc. (The)
5.50%, 09/01/35	350,000	354,449
Hasbro, Inc.
6.05%, 05/14/34	400,000	418,584
HCA, Inc.
5.88%, 02/15/26	300,000	300,395
5.38%, 09/01/26	1,600,000	1,607,116
3.13%, 03/15/27	2,100,000	2,071,440
5.45%, 04/01/31	6,206,000	6,452,496
5.60%, 04/01/34	3,320,000	3,447,701
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30Δ	1,500,000	1,413,122
2.05%, 03/15/31	200,000	172,483
Helmerich & Payne, Inc.
5.50%, 12/01/34Δ	3,030,000	2,970,952
Henneman Trust
6.58%, 05/15/55 144A	450,000	480,511
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	30,000	31,617
HF Sinclair Corporation
5.50%, 09/01/32	525,000	534,047
6.25%, 01/15/35	400,000	418,356
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	263,989
Hillenbrand, Inc.
6.25%, 02/15/29Δ	1,085,000	1,113,755
3.75%, 03/01/31Δ	416,000	392,447
Hilton Domestic Operating Co., Inc.
6.13%, 04/01/32 144A	155,000	159,453
Home Depot, Inc. (The)
3.90%, 12/06/28	275,000	275,363
3.25%, 04/15/32Δ	700,000	655,829
Hope Gas Holdings LLC
0.00%, 09/01/37	500,000	500,000
Host Hotels & Resorts LP REIT
2.90%, 12/15/31	292,000	260,005
5.70%, 07/01/34	1,100,000	1,127,480

	Par	Value
5.50%, 04/15/35	$1,915,000	$1,929,240
Howard Midstream Energy Partners LLC
6.63%, 01/15/34 144A	590,000	601,918
HP, Inc.
4.00%, 04/15/29	130,000	128,694
HPS Corporate Lending Fund
4.90%, 09/11/28 144A	800,000	796,039
Humana, Inc.
5.50%, 03/15/53Δ	216,000	199,617
Huntsman International LLC
4.50%, 05/01/29	375,000	359,030
Hyatt Hotels Corporation
5.50%, 06/30/34	1,468,000	1,503,459
Hyundai Capital America
1.65%, 09/17/26 144A	2,300,000	2,244,523
5.30%, 03/19/27 144A	1,000,000	1,013,953
Ingersoll Rand, Inc.
5.31%, 06/15/31	408,000	427,159
5.70%, 08/14/33	2,290,000	2,433,682
Insulet Corporation
6.50%, 04/01/33 144A Δ	155,000	161,282
Intel Corporation
5.20%, 02/10/33Δ	925,000	945,967
5.15%, 02/21/34	378,000	383,377
5.70%, 02/10/53	250,000	241,932
Intercontinental Exchange, Inc.
3.63%, 09/01/28	395,000	390,488
3.00%, 06/15/50	1,500,000	1,013,541
International Flavors & Fragrances, Inc.
1.83%, 10/15/27 144A	195,000	185,564
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	425,000	401,360
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,400,902
IQVIA, Inc.
6.25%, 06/01/32 144A	1,350,000	1,389,678
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,781,560
Jackson National Life Global Funding
5.55%, 07/02/27 144A	700,000	715,548
Jane Street Group
7.13%, 04/30/31 144A	1,220,000	1,280,606
6.75%, 05/01/33 144A	1,495,000	1,553,924
JBS U.S.A. Holding Lux S.a.r.l.
6.75%, 03/15/34	290,000	320,777
5.50%, 01/15/36 144A	1,000,000	1,021,835
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	905,000	951,610
Jefferies Finance LLC
6.63%, 10/15/31 144A	950,000	957,076
Jefferies Financial Group, Inc.
6.20%, 04/14/34Δ	3,490,000	3,711,954
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	180,000	182,917
6.13%, 07/31/32 144A	255,000	261,412
	Par	Value
JPMorgan Chase & Co.
2.95%, 10/01/26	$700,000	$693,587
3.63%, 12/01/27	1,025,000	1,017,037
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,219,000	1,213,848
(Floating, U.S. SOFR + 0.92%), 5.25%, 04/22/28†	1,700,000	1,709,967
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,942,022
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,125,000	1,110,304
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,061,007
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29Δ ^	800,000	806,818
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 04/01/30ρ Δ ^	2,625,000	2,720,141
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,044,797
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,213,932
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	75,735
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	3,650,000	3,386,539
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	225,000	211,073
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,345,733
(Variable, U.S. SOFR + 1.34%), 4.95%, 10/22/35^	1,090,000	1,099,725
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	350,000	366,357
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36Δ ^	2,970,000	3,132,046
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,728,000	1,739,320
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	150,000	157,327
Kinetik Holdings LP
6.63%, 12/15/28 144A	823,000	845,363
Kodiak Gas Services LLC
6.50%, 10/01/33 144A	535,000	545,058
6.75%, 10/01/35 144A	315,000	323,625
L3Harris Technologies, Inc.
5.40%, 07/31/33	1,285,000	1,339,888
Lamar Media Corporation
5.38%, 11/01/33 144A	1,640,000	1,629,986
Lazard Group LLC
6.00%, 03/15/31	720,000	761,327
5.63%, 08/01/35	2,875,000	2,926,111
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A	1,450,000	1,021,145
Leidos, Inc.
5.75%, 03/15/33	750,000	792,483
5.50%, 03/15/35Δ	2,615,000	2,711,051
Lowe's Cos., Inc.
1.70%, 09/15/28	1,025,000	958,379
1.70%, 10/15/30	775,000	682,343

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 10/15/50	$175,000	$113,517
4.25%, 04/01/52	550,000	444,428
LPL Holdings, Inc.
6.00%, 05/20/34Δ	400,000	418,212
5.75%, 06/15/35Δ	300,000	307,886
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34^	785,000	787,246
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	349,052
Marathon Petroleum Corporation
3.80%, 04/01/28	150,000	148,633
Marriott International, Inc.
4.90%, 04/15/29	375,000	382,959
4.88%, 05/15/29	530,000	540,521
2.85%, 04/15/31	1,075,000	989,590
5.50%, 04/15/37	1,770,000	1,809,612
Mars, Inc.
4.80%, 03/01/30 144A	2,350,000	2,394,987
3.20%, 04/01/30 144A Δ	425,000	409,030
5.00%, 03/01/32 144A	2,075,000	2,123,749
5.20%, 03/01/35 144A	450,000	460,195
Marsh & McLennan Cos., Inc.
5.00%, 03/15/35	1,530,000	1,549,603
Martin Marietta Materials, Inc.
3.20%, 07/15/51Δ	375,000	258,296
Masco Corporation
1.50%, 02/15/28Δ	2,200,000	2,069,796
Matador Resources Co.
6.50%, 04/15/32 144A	40,000	40,411
Mercedes-Benz Finance North America LLC
4.90%, 11/15/27 144A	1,400,000	1,422,645
Meritage Homes Corporation
5.65%, 03/15/35Δ	1,815,000	1,844,381
Meta Platforms, Inc.
3.85%, 08/15/32	3,000	2,921
5.75%, 05/15/63	890,000	916,064
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	600,000	638,038
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,988,037
Micron Technology, Inc.
5.88%, 09/15/33Δ	1,745,000	1,856,984
MidAmerican Energy Co.
3.65%, 04/15/29	400,000	394,368
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 144A	650,000	668,121
Morgan Stanley
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	200,000	200,441
3.95%, 04/23/27	448,000	447,159
(Floating, U.S. SOFR + 1.02%), 5.36%, 04/13/28†	3,100,000	3,116,663
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	818,080
	Par	Value
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	$2,400,000	$2,451,983
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,430,000	2,487,720
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	200,000	200,988
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	835,571
(Variable, U.S. SOFR + 1.11%), 5.23%, 01/15/31^	300,000	309,704
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,225,000	1,144,911
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	825,000	719,745
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33Δ ^	1,200,000	1,218,823
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	7,485,000	7,982,026
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	700,000	722,547
(Variable, U.S. SOFR + 1.76%), 5.66%, 04/17/36^	825,000	870,817
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,250,000	1,086,097
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39Δ ^	400,000	418,936
Motorola Solutions, Inc.
5.55%, 08/15/35	1,900,000	1,980,432
MPLX LP
4.80%, 02/15/29	600,000	608,814
5.40%, 09/15/35	575,000	576,517
4.50%, 04/15/38	125,000	113,126
5.50%, 02/15/49	435,000	405,307
5.65%, 03/01/53	50,000	47,242
5.95%, 04/01/55	600,000	586,954
6.20%, 09/15/55Δ	500,000	506,198
MSCI, Inc.
3.88%, 02/15/31 144A	1,580,000	1,514,411
5.25%, 09/01/35	1,325,000	1,336,472
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	1,036,210
Nassau Cos. of New York (The)
7.88%, 07/15/30 144A	250,000	255,540
Nature Conservancy (The)
0.94%, 07/01/26	25,000	24,243
1.30%, 07/01/28	25,000	22,872
Neogen Food Safety Corporation
8.63%, 07/20/30 144A Δ	625,000	654,137
NetApp, Inc.
5.70%, 03/17/35Δ	550,000	575,243
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/28Δ	1,090,000	1,030,649
2.25%, 06/01/30	1,900,000	1,735,614

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	$240,000	$249,421
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,002,114
NiSource, Inc.
3.60%, 05/01/30	125,000	121,111
3.95%, 03/30/48	500,000	399,492
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A Δ	2,200,000	2,065,913
NNN REIT, Inc. REIT
3.60%, 12/15/26	275,000	273,364
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	350,000	371,838
3.85%, 09/30/47 144A	250,000	194,392
Novelis Corporation
6.38%, 08/15/33 144A	525,000	530,812
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	774,426
NuStar Logistics LP
6.38%, 10/01/30	221,000	229,035
Nuveen LLC
5.85%, 04/15/34 144A	300,000	315,876
Occidental Petroleum Corporation
7.88%, 09/15/31	445,000	506,287
5.38%, 01/01/32	1,350,000	1,373,992
6.45%, 09/15/36	150,000	159,521
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29Δ	1,600,000	1,535,757
OneMain Finance Corporation
7.88%, 03/15/30	300,000	317,685
6.13%, 05/15/30	1,430,000	1,449,226
7.50%, 05/15/31Δ	830,000	868,381
7.13%, 11/15/31Δ	800,000	830,206
6.50%, 03/15/33	1,400,000	1,403,962
ONEOK, Inc.
5.38%, 06/01/29	100,000	103,024
6.35%, 01/15/31	1,600,000	1,718,930
5.65%, 09/01/34	100,000	102,640
5.05%, 11/01/34	3,100,000	3,058,565
6.25%, 10/15/55	1,025,000	1,041,613
Oracle Corporation
2.95%, 04/01/30	146,000	137,603
4.65%, 05/06/30Δ	700,000	710,064
2.88%, 03/25/31	1,820,000	1,671,606
4.80%, 09/26/32	2,080,000	2,083,205
6.25%, 11/09/32	1,275,000	1,386,009
4.90%, 02/06/33	1,071,000	1,081,012
5.20%, 09/26/35Δ	4,515,000	4,541,581
3.60%, 04/01/40	450,000	361,607
5.88%, 09/26/45	250,000	250,823
4.00%, 07/15/46	275,000	214,357
6.90%, 11/09/52	875,000	974,194
5.95%, 09/26/55	575,000	573,630
	Par	Value
6.10%, 09/26/65	$150,000	$149,835
Otis Worldwide Corporation
2.57%, 02/15/30	25,000	23,285
5.13%, 09/04/35	205,000	207,500
Owens Corning
5.70%, 06/15/34Δ	2,285,000	2,408,794
Pacific Beacon LLC
5.51%, 07/15/36 144A	750,000	744,338
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,300,000	1,295,958
2.95%, 03/01/26	800,000	794,583
2.10%, 08/01/27	275,000	264,410
4.55%, 07/01/30	1,800,000	1,788,222
2.50%, 02/01/31	500,000	445,661
6.40%, 06/15/33	2,000,000	2,150,822
5.80%, 05/15/34	2,545,000	2,638,484
3.30%, 08/01/40	150,000	113,764
PacifiCorp
5.80%, 01/15/55	1,500,000	1,471,549
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.32%), 7.38%, 09/15/55^	700,000	738,022
Paramount Global
5.90%, 10/15/40	158,000	145,211
5.25%, 04/01/44	256,000	211,279
4.90%, 08/15/44	291,000	234,563
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	377,994
Paychex, Inc.
5.60%, 04/15/35Δ	440,000	460,893
PayPal Holdings, Inc.
2.65%, 10/01/26	50,000	49,403
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	318,598
6.75%, 02/15/34 144A	150,000	153,135
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	2,293,000	2,359,183
Pershing Square Holdings, Ltd.
3.25%, 11/15/30	250,000	231,290
Phillips 66 Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.28%), 5.88%, 03/15/56^	175,000	173,771
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.20%, 03/15/56^	100,000	100,362
Pilgrim's Pride Corporation
4.25%, 04/15/31Δ	5,000	4,837
3.50%, 03/01/32	3,430,000	3,142,337
Plains All American Pipeline LP
5.70%, 09/15/34	1,300,000	1,340,844
5.60%, 01/15/36Δ	400,000	405,233
Post Holdings, Inc.
5.50%, 12/15/29 144A	825,000	822,598

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Prime Property Fund, LLC
5.81%, 07/15/35†††	$800,000	$799,366
Progress Energy, Inc.
7.75%, 03/01/31	400,000	461,355
Project Beignet SR
6.85%, 06/01/49 144A	10,900,000	10,900,000
Prologis LP REIT
4.20%, 02/15/33(C)	900,000	661,636
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52^	600,000	625,057
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	431,813
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	2,078,475
Qnity Electronics, Inc.
5.75%, 08/15/32 144A	365,000	368,240
6.25%, 08/15/33 144A	230,000	235,160
QTS Thunder
5.42%, 08/21/32	3,150,000	3,150,000
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	300,000	310,987
QXO Building Products, Inc.
6.75%, 04/30/32 144A	1,185,000	1,229,907
Regency Centers LP REIT
2.95%, 09/15/29	875,000	835,790
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,323,413
Reinsurance Group of America, Inc.
5.75%, 09/15/34	750,000	784,779
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.65%, 09/15/55Δ ^	150,000	157,585
Republic Services, Inc.
4.88%, 04/01/29	400,000	410,181
RGA Global Funding
5.50%, 01/11/31 144A	975,000	1,018,202
RHP Hotel Properties LP REIT
6.50%, 06/15/33 144A	295,000	304,017
Rocket Cos., Inc.
6.13%, 08/01/30 144A	850,000	872,997
6.38%, 08/01/33 144A	995,000	1,028,197
Rocket Mortgage LLC
4.00%, 10/15/33 144A Δ	4,950,000	4,524,367
Roper Technologies, Inc.
4.20%, 09/15/28	575,000	576,408
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/33 144A	3,910,000	4,011,194
5.38%, 01/15/36	325,000	327,021
RTX Corporation
3.50%, 03/15/27Δ	550,000	545,811
4.13%, 11/16/28	600,000	599,668
6.10%, 03/15/34Δ	2,745,000	3,006,814
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	475,000	478,017
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,453,905
	Par	Value
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	$750,000	$666,996
6.10%, 04/01/34	350,000	368,996
5.65%, 01/15/35Δ	53,000	54,282
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26	1,100,000	1,089,436
SBA Tower Trust REIT
1.84%, 04/15/27 144A	1,000,000	955,590
2.33%, 01/15/28 144A	2,300,000	2,186,644
Sempra
3.40%, 02/01/28	300,000	294,386
Sensata Technologies, Inc.
3.75%, 02/15/31 144A	990,000	914,546
ServiceNow, Inc.
1.40%, 09/01/30	775,000	678,895
Sherwin-Williams Co. (The)
2.95%, 08/15/29	550,000	525,548
Shift4 Payments LLC
6.75%, 08/15/32 144A	40,000	41,384
Sierra Pacific Power Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.55%), 6.20%, 12/15/55^	200,000	200,378
Skyworks Solutions, Inc.
1.80%, 06/01/26	2,200,000	2,164,016
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	658,866
2.63%, 09/13/31 144A	250,000	219,120
Snap, Inc.
6.88%, 03/15/34 144A Δ	1,879,000	1,906,492
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	260,000	261,022
Solventum Corporation
5.40%, 03/01/29	303,000	312,757
5.60%, 03/23/34	715,000	744,787
Sotheby's
5.88%, 06/01/29 144A	325,000	297,759
Southern California Edison Co.
4.20%, 03/01/29	450,000	444,414
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	2,069,404
Southern Co. (The)
5.70%, 03/15/34	2,835,000	2,995,749
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.92%), 3.75%, 09/15/51^	87,000	85,952
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	298,216
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,179,135
Spire Missouri, Inc.
5.15%, 08/15/34	800,000	822,906
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,613,765
8.75%, 03/15/32	1,205,000	1,468,406
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	2,050,000	2,079,326

	Par	Value
Stanley Black & Decker, Inc.
3.00%, 05/15/32	$500,000	$450,257
Starbucks Corporation
4.00%, 11/15/28Δ	550,000	549,275
2.55%, 11/15/30Δ	1,900,000	1,744,579
Starwood Property Trust, Inc.
5.25%, 10/15/28 144A	1,195,000	1,196,093
7.25%, 04/01/29 144A	1,820,000	1,913,357
5.75%, 01/15/31 144A	740,000	740,465
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ Δ ^	950,000	989,386
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	50,000	48,072
Steel Dynamics, Inc.
1.65%, 10/15/27	325,000	309,273
5.25%, 05/15/35Δ	785,000	802,573
Stellantis Finance U.S., Inc.
5.75%, 03/18/30 144A Δ	500,000	508,836
Stellantis Financial Services U.S. Corporation
5.40%, 09/15/30 144A	700,000	701,789
Stewart Information Services Corporation
3.60%, 11/15/31	3,360,000	3,016,959
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,863,001
Stolthaven Houston, Inc.
5.98%, 07/17/34†††	588,000	595,020
Stonex Escrow Issuer LLC
6.88%, 07/15/32 144A	1,270,000	1,308,248
Stryker Corporation
4.63%, 09/11/34Δ	1,900,000	1,891,681
Sunoco LP
5.63%, 03/15/31 144A	1,265,000	1,256,459
6.25%, 07/01/33 144A	505,000	514,376
5.88%, 03/15/34 144A	1,410,000	1,398,673
Symetra Life Insurance Co.
6.55%, 10/01/55 144A	250,000	265,467
Synchrony Financial
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	520,000	530,063
Synopsys, Inc.
5.15%, 04/01/35	765,000	778,504
5.70%, 04/01/55	895,000	903,902
Sysco Corporation
6.60%, 04/01/40	700,000	781,622
Tallgrass Energy Partners LP
6.75%, 03/15/34 144A	995,000	985,635
Targa Resources Corporation
4.20%, 02/01/33	380,000	361,234
6.50%, 03/30/34	3,150,000	3,434,343
5.50%, 02/15/35	400,000	407,271
Targa Resources Partners LP
6.88%, 01/15/29	924,000	941,309
TD SYNNEX Corporation
6.10%, 04/12/34	2,255,000	2,398,585
	Par	Value
Textron, Inc.
2.45%, 03/15/31	$1,700,000	$1,531,437
6.10%, 11/15/33	3,210,000	3,469,613
Time Warner Cable LLC
6.55%, 05/01/37	25,000	26,017
5.88%, 11/15/40	125,000	119,543
T-Mobile U.S.A., Inc.
3.75%, 04/15/27	2,050,000	2,038,668
3.88%, 04/15/30	171,000	167,730
2.55%, 02/15/31	1,200,000	1,090,691
5.20%, 01/15/33	5,075,000	5,238,222
5.75%, 01/15/34Δ	3,810,000	4,038,478
Toyota Motor Credit Corporation
(Floating, U.S. SOFR + 0.77%), 5.08%, 08/07/26†	1,200,000	1,204,909
TPG Operating Group II LP
5.88%, 03/05/34Δ	629,000	663,901
TransDigm, Inc.
6.63%, 03/01/32 144A	48,000	49,478
6.00%, 01/15/33 144A	282,000	285,374
6.25%, 01/31/34 144A	195,000	200,687
Travel + Leisure Co.
6.13%, 09/01/33 144A	1,640,000	1,636,499
Trimble, Inc.
6.10%, 03/15/33Δ	1,725,000	1,855,201
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,000,000	1,033,807
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	776,267
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	240,000	242,820
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,247,484
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	875,000	847,201
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	655,000	681,786
(Variable, U.S. SOFR + 2.11%), 4.97%, 07/22/33^	2,535,000	2,545,644
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,350,000	2,506,575
U.S.A. Compression Partners LP
6.25%, 10/01/33 144A	550,000	552,448
Uber Technologies, Inc.
4.50%, 08/15/29 144A	3,115,000	3,112,004
4.80%, 09/15/35	545,000	540,396
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,148,016
United Rentals North America, Inc.
6.13%, 03/15/34 144A	1,010,000	1,051,484
United Wholesale Mortgage LLC
5.50%, 04/15/29 144A	1,000,000	987,064
UWM Holdings LLC
6.25%, 03/15/31 144A	500,000	497,931

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Ventas Realty LP REIT
3.00%, 01/15/30Δ	$1,700,000	$1,610,102
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	495,696
4.13%, 08/15/31 144A Δ	205,000	193,627
3.88%, 11/01/33 144A Δ	1,275,000	1,149,718
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	441,060
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	446,301
8.38%, 06/01/31 144A	745,000	782,753
9.88%, 02/01/32 144A	150,000	163,402
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 144A	755,000	834,754
6.50%, 01/15/34 144A	505,000	531,908
7.75%, 05/01/35 144A	180,000	203,280
6.75%, 01/15/36 144A	250,000	265,701
Veralto Corporation
5.45%, 09/18/33	2,285,000	2,390,970
Verisk Analytics, Inc.
5.25%, 03/15/35	820,000	836,501
Verizon Communications, Inc.
1.75%, 01/20/31	750,000	656,359
2.55%, 03/21/31	1,125,000	1,023,118
VFH Parent LLC
7.50%, 06/15/31 144A	1,490,000	1,542,022
Viking Cruises, Ltd.
5.88%, 10/15/33 144A	1,640,000	1,643,201
Viper Energy Partners LLC
4.90%, 08/01/30	600,000	604,948
5.70%, 08/01/35	3,670,000	3,733,656
Vistra Operations Co. LLC
5.70%, 12/30/34 144A	235,000	243,385
VMware LLC
4.65%, 05/15/27Δ	700,000	700,659
3.90%, 08/21/27	500,000	498,272
1.80%, 08/15/28	250,000	234,619
2.20%, 08/15/31	675,000	595,582
Vnom Sub, Inc.
5.38%, 11/01/27 144A	192,000	192,154
Volkswagen Group of America Finance LLC
5.05%, 03/27/28 144A	600,000	607,941
5.65%, 09/12/28 144A	300,000	309,519
5.35%, 03/27/30 144A	900,000	924,160
5.65%, 03/25/32 144A	900,000	929,648
Vontier Corporation
2.40%, 04/01/28	700,000	666,275
Warnermedia Holdings, Inc.
4.28%, 03/15/32Δ	742,000	680,785
5.14%, 03/15/52Δ	49,000	36,566
Waste Management, Inc.
1.15%, 03/15/28Δ	275,000	257,255
	Par	Value
4.95%, 07/03/31	$888,000	$918,771
4.95%, 03/15/35Δ	785,000	797,187
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	1,041,047
3.00%, 10/23/26	1,125,000	1,113,797
4.30%, 07/22/27	1,275,000	1,279,749
(Floating, U.S. SOFR + 1.07%), 5.40%, 04/22/28†	2,600,000	2,617,195
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,944,635
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,821,649
4.15%, 01/24/29	150,000	149,982
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 09/15/29ρ Δ ^	750,000	789,488
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30^	3,100,000	3,193,168
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	2,078,765
(Variable, U.S. SOFR + 1.74%), 5.61%, 04/23/36^	1,505,000	1,580,009
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36Δ ^	1,345,000	1,342,836
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	898,099
WESCO Distribution, Inc.
6.38%, 03/15/33 144A	195,000	202,281
Western Digital Corporation
4.75%, 02/15/26	179,000	179,094
Western Midstream Operating LP
5.45%, 11/15/34	1,875,000	1,878,706
5.45%, 04/01/44	75,000	68,058
5.30%, 03/01/48	45,000	39,191
Whirlpool Corporation
6.13%, 06/15/30	55,000	55,480
6.50%, 06/15/33Δ	60,000	59,932
5.75%, 03/01/34	170,000	164,432
4.60%, 05/15/50	50,000	37,433
Whistler Pipeline LLC
5.70%, 09/30/31 144A	850,000	884,221
William Carter Co. (The)
5.63%, 03/15/27 144A Δ	550,000	551,070
Williams Cos., Inc. (The)
5.65%, 03/15/33	600,000	630,587
Workday, Inc.
3.80%, 04/01/32Δ	250,000	238,825
WP Carey, Inc. REIT
3.85%, 07/15/29	1,025,000	1,009,917
WRKCo, Inc.
4.00%, 03/15/28	1,100,000	1,094,272

	Par	Value
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	$1,065,000	$1,020,373
Total Corporate Bonds (Cost $773,951,749)		778,824,605
FOREIGN BONDS — 9.8%
Australia — 0.2%
Alumina Pty, Ltd.
6.13%, 03/15/30 144A	1,410,000	1,443,228
6.38%, 09/15/32 144A Δ	380,000	389,874
Australia Government Bond
1.00%, 11/21/31(A)	3,395,000	1,895,730
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	203,289
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A Δ ^	1,900,000	1,925,442
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	639,740
National Australia Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.90%, 01/14/36 144A Δ ^	550,000	578,330
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	200,000	199,445
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	300,000	293,890
		7,568,968
Bermuda — 0.0%
DaVinciRe Holdings, Ltd.
5.95%, 04/15/35 144A	950,000	984,111
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/35	600,000	629,687
		1,613,798
Brazil — 0.9%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/26(B) »	150,500,000	26,398,202
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	16,272,000	2,677,825
Brazilian Government International Bond
7.13%, 05/13/54	200,000	203,350
7.25%, 01/12/56	600,000	607,560
Raizen Fuels Finance SA
5.70%, 01/17/35Δ	200,000	184,370
6.70%, 02/25/37 144A	440,000	427,900
6.95%, 03/05/54 144A	380,000	349,841
Vale Overseas, Ltd.
6.40%, 06/28/54Δ	610,000	627,642
		31,476,690
	Par	Value
Canada — 1.1%
1011778 BC ULC
5.63%, 09/15/29 144A	$545,000	$552,235
4.00%, 10/15/30 144A	605,000	570,798
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	74,314
Ascot Group, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.38%), 6.35%, 06/15/35 144A ^	550,000	573,297
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	150,000	155,817
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.36%), 7.00%, 09/15/55^	550,000	575,377
Brookfield Asset Management, Ltd.
5.80%, 04/24/35	400,000	419,257
Brookfield Finance, Inc.
5.68%, 01/15/35	550,000	570,930
5.33%, 01/15/36	450,000	452,550
3.50%, 03/30/51Δ	800,000	566,000
Canadian Natural Resources, Ltd.
5.40%, 12/15/34 144A	1,855,000	1,890,259
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,244,762
Clarios Global LP
6.75%, 02/15/30 144A	600,000	620,283
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,551,000	1,585,133
CPPIB Capital, Inc.
4.30%, 06/02/34(C)	2,500,000	1,896,413
Enbridge, Inc.
2.50%, 08/01/33	975,000	830,339
5.63%, 04/05/34	216,000	225,565
5.55%, 06/20/35	700,000	722,343
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/32	800,000	832,042
6.00%, 12/07/33	500,000	532,816
5.75%, 05/20/35 144A	400,000	415,016
First Quantum Minerals, Ltd.
9.38%, 03/01/29 144A	504,000	534,782
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	199,057
Intact Financial Corporation
5.46%, 09/22/32 144A Δ	600,000	618,734
Magna International, Inc.
5.88%, 06/01/35‡‡	950,000	1,003,268
Parkland Corporation
6.63%, 08/15/32 144A	800,000	822,574
Province of British Columbia Canada
4.15%, 06/18/34(C)	2,600,000	1,951,831
Province of Ontario Canada
3.80%, 12/02/34(C)	9,000,000	6,556,284
Province of Quebec Canada
4.45%, 09/01/34(C)	10,000,000	7,661,026

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Rogers Communications, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 04/15/55^	$150,000	$159,086
TELUS Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.63%, 10/15/55^	275,000	283,192
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.71%), 7.00%, 10/15/55Δ ^	275,000	290,279
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	503,245
3.25%, 03/15/32	975,000	871,186
		37,760,090
Cayman Islands — 0.1%
AP Grange Holdings LLC
6.50%, 03/20/45†††	2,706,484	2,784,296
Chile — 0.2%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,620,752
5.65%, 01/13/37Δ	1,815,000	1,911,467
4.34%, 03/07/42	210,000	186,186
3.10%, 01/22/61	1,125,000	699,019
3.25%, 09/21/71	1,750,000	1,092,350
		5,509,774
China — 0.1%
Avolon Holdings Funding, Ltd.
2.13%, 02/21/26 144A	1,001,000	990,823
5.38%, 05/30/30 144A	430,000	441,266
4.95%, 10/15/32 144A	900,000	889,458
		2,321,547
Colombia — 0.0%
Ecopetrol SA
8.63%, 01/19/29	90,000	97,803
6.88%, 04/29/30	40,000	41,024
7.75%, 02/01/32	120,000	124,253
8.88%, 01/13/33	110,000	119,307
		382,387
Denmark — 0.1%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,185,711
Dominican Republic — 0.0%
Dominican Republic International Bond
6.60%, 06/01/36 144A	198,000	207,801
Egypt — 0.0%
Egyptian Financial Co. for Sovereign Task
7.95%, 10/07/32	370,000	370,000
	Par	Value
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	$9,000	$8,983
France — 0.4%
BNP Paribas SA
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,716,758
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,534,312
4.63%, 09/12/28 144A	375,000	377,659
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	330,848
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	624,044
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,115,999
Credit Agricole SA
(Floating, U.S. SOFR + 1.21%), 5.48%, 09/11/28 144A † Δ	900,000	906,496
(Variable, U.S. SOFR + 1.46%), 5.22%, 05/27/31 144A ^	1,500,000	1,539,359
Opal Bidco SAS
6.50%, 03/31/32 144A	1,970,000	2,020,483
SNF Group SACA
3.38%, 03/15/30 144A	425,000	394,917
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	962,911
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A ^	1,830,000	1,827,046
		13,350,832
Germany — 0.3%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.32%), 6.55%, 10/30/33 144A ρ Δ ^	800,000	826,648
Bundesschatzanweisungen
1.90%, 09/16/27(E)	3,950,000	4,626,892
Deutsche Bank AG
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	448,372
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	999,179
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	888,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	1,200,000	1,253,040
		9,042,290

	Par	Value
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	$200,000	$199,410
Hungary — 0.0%
Hungary Government International Bond
6.13%, 05/22/28	500,000	522,272
3.13%, 09/21/51	1,290,000	816,236
		1,338,508
Ireland — 0.3%
AerCap Ireland Capital DAC
2.45%, 10/29/26	950,000	933,627
3.00%, 10/29/28	950,000	915,796
3.30%, 01/30/32	4,460,000	4,109,683
SMBC Aviation Capital Finance DAC
5.30%, 04/03/29 144A	1,275,000	1,309,845
5.10%, 04/01/30 144A Δ	855,000	874,195
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	993,000	905,093
		9,048,239
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	940,000	924,801
Israel Government International Bond
5.38%, 03/12/29	2,000,000	2,057,898
5.63%, 02/19/35	1,300,000	1,346,405
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	45,000	45,230
		4,374,334
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,646,284
Eni SpA
5.75%, 05/19/35 144A	2,400,000	2,501,146
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 06/03/32 144A ^	800,000	738,143
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	275,000	277,368
		8,162,941
Ivory Coast — 0.0%
Ivory Coast Government International Bond
8.08%, 04/01/36 144A	520,000	539,833
Japan — 0.8%
Aircastle, Ltd.
6.50%, 07/18/28 144A	805,000	846,344
5.25%, 03/15/30 144A	1,370,000	1,398,219
	Par	Value
5.00%, 09/15/30 144A	$600,000	$604,800
Dai-ichi Life Insurance Co., Ltd. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.20%, 01/16/35 144A ρ ^	550,000	572,125
Japan Government Forty Year Bond
2.20%, 03/20/64(J)	508,000,000	2,637,082
Japan Government Thirty Year Bond
2.30%, 12/20/54(J)	330,000,000	1,904,030
Japan Government Twenty Year Bond
2.00%, 12/20/44(J)	430,000,000	2,665,950
Meiji Yasuda Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.03%), 5.80%, 09/11/54 144A ^	232,000	237,164
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33Δ ^	1,250,000	1,286,472
Mizuho Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28^	1,700,000	1,741,533
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	2,026,618
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,885,721
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A ^	1,000,000	1,044,610
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	242,652
NTT Finance Corporation
5.17%, 07/16/32 144A	1,400,000	1,434,238
Sumitomo Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.88%, 09/10/55 144A ^	525,000	534,857
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,160,228
5.42%, 07/09/31Δ	1,300,000	1,364,523
5.77%, 01/13/33Δ	1,965,000	2,100,911
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,727,444
		28,415,521
Jersey — 0.1%
Ardonagh Finco, Ltd.
6.88%, 02/15/31(E) 144A	300,000	365,515

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.75%, 02/15/31 144A	$200,000	$209,434
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	830,246	706,468
Heathrow Funding, Ltd.
6.45%, 12/10/31(U)	300,000	430,325
		1,711,742
Kuwait — 0.2%
Kuwait International Government Bond
0.00%, 10/09/35 144A	1,512,000	1,512,000
National Bank of Kuwait
4.48%, 12/02/25	4,701,000	4,703,166
		6,215,166
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	920,000	928,715
Luxembourg — 0.0%
MSC Mediterranean Shipping Co. SA
5.63%, 07/09/32†††	1,000,000	1,006,550
Mexico — 0.5%
Cemex SAB de CV
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 06/08/26 144A ρ ^	615,000	612,887
3.88%, 07/11/31 144A Δ	3,305,000	3,138,673
Mexican Bonos
8.50%, 11/18/38(M)	54,472,400	2,861,364
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	352,237
Mexico Government International Bond
6.00%, 05/13/30	600,000	630,930
4.75%, 04/27/32	2,300,000	2,253,689
5.38%, 03/22/33	2,105,000	2,106,053
3.77%, 05/24/61	2,232,000	1,412,186
Petroleos Mexicanos
6.84%, 01/23/30	1,420,000	1,445,259
5.95%, 01/28/31	710,000	688,157
6.70%, 02/16/32	140,000	138,828
		15,640,263
Morocco — 0.1%
OCP SA
6.75%, 05/02/34 144A	880,000	957,643
7.50%, 05/02/54	880,000	977,774
		1,935,417
Netherlands — 0.6%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A Δ ^	2,500,000	2,365,741
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	400,000	420,803
	Par	Value
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	$900,000	$911,094
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	1,700,000	1,714,881
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,279,239
Darling Global Finance BV
4.50%, 07/15/32(E) 144A	150,000	178,023
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	6,410,000	6,511,342
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,601,236
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,702,265
NXP BV
3.88%, 06/18/26	1,500,000	1,496,507
3.40%, 05/01/30	275,000	263,769
2.50%, 05/11/31	225,000	202,039
Prosus NV
3.83%, 02/08/51 144A	200,000	135,301
Suzano Netherlands BV
5.50%, 01/15/36	160,000	160,260
		20,942,500
New Zealand — 0.1%
ANZ Bank New Zealand, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.50%), 5.90%, 07/10/34 144A Δ ^	1,350,000	1,401,852
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	607,628
		2,009,480
Norway — 0.1%
Aker BP ASA
4.00%, 01/15/31 144A	1,595,000	1,537,907
Var Energi ASA
8.00%, 11/15/32 144A	2,610,000	3,032,662
		4,570,569
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	621,120
4.50%, 04/16/50	250,000	188,730
6.85%, 03/28/54Δ	240,000	244,164
		1,054,014

	Par	Value
Peru — 0.0%
Peruvian Government International Bond
6.15%, 08/12/32(ZB) 144A	$2,300,000	$702,817
2.78%, 12/01/60	10,000	5,608
3.23%, 07/28/21~	50,000	28,075
		736,500
Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45Δ	1,360,000	975,815
2.65%, 12/10/45Δ	785,000	530,570
5.90%, 02/04/50Δ	400,000	426,594
		1,932,979
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	996,062
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,149,229
3.62%, 05/26/30(E) 144A	250,000	282,921
5.88%, 07/11/32(E) 144A	1,860,000	2,239,964
2.00%, 04/14/33(E)	2,400,000	2,218,203
6.38%, 01/30/34	70,000	71,029
6.75%, 07/11/39(E) 144A	580,000	698,483
3.38%, 01/28/50(E) 144A	60,000	44,408
3.38%, 01/28/50(E)	70,000	51,809
		7,756,046
Saudi Arabia — 0.0%
Saudi Government International Bond
5.38%, 01/13/31 144A	600,000	630,971
Singapore — 0.0%
Seagate Data Storage Technology Pte., Ltd.
5.88%, 07/15/30 144A	620,000	632,348
South Africa — 0.3%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	49,000,000	2,787,276
6.25%, 03/31/36(S)	8,600,000	395,111
9.00%, 01/31/40(S)	97,305,000	5,163,051
8.75%, 02/28/48(S)	6,400,000	320,247
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	276,024
5.88%, 04/20/32Δ	360,000	364,708
7.30%, 04/20/52	370,000	356,032
		9,662,449
South Korea — 0.0%
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A Δ	1,300,000	1,318,566
Spain — 0.2%
Banco Santander SA
3.31%, 06/27/29	400,000	387,234
	Par	Value
5.57%, 01/17/30	$2,600,000	$2,714,981
2.75%, 12/03/30	200,000	181,602
5.44%, 07/15/31	1,000,000	1,050,289
6.92%, 08/08/33	1,400,000	1,557,471
CaixaBank SA
(Variable, U.S. SOFR + 1.79%), 5.58%, 07/03/36 144A ^	630,000	645,627
		6,537,204
Supranational — 0.2%
European Union
2.88%, 10/05/29(E)	6,300,000	7,522,399
Sweden — 0.0%
EQT AB
5.85%, 05/08/35 144A	550,000	568,679
Switzerland — 0.5%
Amrize Finance U.S. LLC
5.40%, 04/07/35 144A	700,000	721,523
UBS Group AG
4.28%, 01/09/28 144A	1,800,000	1,800,856
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	421,485
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	2,650,000	2,620,480
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	395,000	365,614
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	606,755
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,303,395
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ ^	220,000	262,309
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	877,324
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A Δ ^	5,220,000	5,501,441
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A Δ ^	1,425,000	1,483,960
		18,965,142
Turkey — 0.2%
Turkiye Government Bond
37.00%, 02/18/26(T)	86,225,000	2,078,760
36.00%, 08/12/26(T)	94,600,000	2,253,424
Turkiye Government International Bond
6.95%, 09/16/35	1,015,000	1,022,612
		5,354,796
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A	1,000,000	1,061,415

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Adnoc Murban Rsc, Ltd.
4.25%, 09/11/29 144A	$2,500,000	$2,514,297
DP World Crescent, Ltd.
5.50%, 05/08/35 144A	1,330,000	1,384,993
		4,960,705
United Kingdom — 1.2%
BAE Systems PLC
5.30%, 03/26/34 144A	1,795,000	1,860,773
Barclays PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	525,000	526,221
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,938,739
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,060,730
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,500,000	1,522,570
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ ^	540,000	537,020
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ Δ ^	350,000	374,158
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.92%), 6.13%, 03/18/35ρ Δ ^	800,000	829,629
Fidelis Insurance Holdings, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.28%), 7.75%, 06/15/55^	200,000	214,525
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	134,447
Harbour Energy PLC
6.33%, 04/01/35 144A	500,000	513,710
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,400,000	2,503,329
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	1,700,000	1,712,243
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30^	2,100,000	2,179,464
4.95%, 03/31/30	200,000	205,174
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,490,000	2,257,511
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	2,255,000	2,567,300
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,487,411
Lloyds Banking Group PLC
4.38%, 03/22/28	2,200,000	2,208,850
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29^	600,000	622,636
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.20%), 5.59%, 11/26/35^	200,000	207,980
	Par	Value
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	$865,000	$879,993
6.40%, 03/26/29 144A	875,000	921,810
Nationwide Building Society
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A Δ ^	200,000	205,752
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	601,899
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,962,958
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 5.12%, 05/23/31^	500,000	512,886
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35‡‡	10,000	10,309
Royalty Pharma PLC
5.40%, 09/02/34Δ	1,072,000	1,095,233
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	300,899
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28^	2,300,000	2,277,514
(Variable, U.S. SOFR Index + 1.07%), 4.32%, 09/22/29^	1,300,000	1,296,837
(Variable, U.S. SOFR Index + 1.55%), 4.86%, 09/11/30^	1,200,000	1,214,165
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,098,115
(Variable, U.S. SOFR Index + 1.58%), 5.14%, 09/22/36^	200,000	198,233
Vmed O2 UK Financing I PLC
7.75%, 04/15/32 144A Δ	2,000,000	2,103,776
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,294,982
Wessex Water Services Finance PLC
5.38%, 03/10/28(U)	500,000	678,744
		43,118,525
Uruguay — 0.1%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	31,840,000	811,462
9.75%, 07/20/33(UYU)	32,470,000	895,949
		1,707,411
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	735,000	891,032
5.10%, 02/25/29(E) 144A	480,000	586,357
5.10%, 02/25/29(E)	195,000	238,208
3.90%, 10/19/31	535,000	492,661
6.90%, 02/28/32 144A	2,090,000	2,251,836

	Par	Value
6.95%, 05/25/32 144A	$590,000	$636,054
		5,096,148
Total Foreign Bonds (Cost $333,247,586)		340,173,299
LOAN AGREEMENTS — 1.4%
AL GCX Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 6.22%, 05/17/29†	970,066	969,915
Aramark Intermediate HoldCo Corporation U.S. Term B-8 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.20%, 06/22/30†	346,936	348,164
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.16%, 10/31/31†	898,762	901,944
Aramark Intermediate HoldCo Corporation U.S. Term B-9 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 04/06/28†	140,000	140,350
Arsenal AIC Parent LLC 2025 Refinancing Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.91%, 08/18/30†	458,620	459,193
Asplundh Tree Expert LLC 2024 Incremental Term Loan
0.00%, 05/23/31† Σ	1,905,172	1,907,296
Asurion LLC New B-12 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 8.41%, 09/19/30†	495,000	493,916
Avantor Funding, Inc. Incremental B-6 Euro Term Loan
0.00%, 10/11/32† Σ	1,000,000	1,008,750
Bombardier Recreational Products, Inc. 2025-1 Incremental Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.91%, 12/13/29†	243,163	243,676
Boost Newco Borrower LLC USD Term B-2 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 6.00%, 01/31/31†	744,384	746,323
Brown Group Holding LLC Incremental Term B-2 Facility
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.91%, 07/01/31†	204,656	205,256
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.95%, 07/01/31†	277,022	277,834
	Par	Value
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.06%, 07/01/31†	$429,313	$430,571
Brown Group Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.66%, 07/01/31†	366,215	366,854
Capstone Acquisition Holdings, Inc. 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.76%, 11/13/29†	455,151	449,261
Capstone Acquisition Holdings, Inc. 2024-A DDTL Loan
0.00%, 11/13/29† Σ ≈	40,252	39,731
Citadel Securities LP 2024-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 10/31/31†	1,288,709	1,292,582
Citco Funding LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.81%, 04/27/28†	784,060	787,071
Claudius Finance Parent S.a r.l. Facility B-5
(Floating, ICE Euribor USD 3M + 2.75%), 4.78%, 07/10/28†	1,000,000	1,179,674
Clean Harbors, Inc. Initial Term Loan
0.00%, 09/24/32† Σ	820,000	820,000
Clearwater Analytics LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.58%, 04/21/32†	1,250,000	1,254,687
Concentra Health Services, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 07/26/31†	1,290,266	1,296,724
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 05/17/31†	545,622	545,622
DaVita, Inc. Tranche B-2 Term Loan
0.00%, 05/09/31† Σ	369,075	370,132
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 05/09/31†	1,531,218	1,535,605
Drive Bidco BV Facility B-2
(Floating, ICE Euribor USD 3M + 3.75%), 5.72%, 07/23/31†	1,000,000	1,178,459

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.16%, 02/28/31†	$294,780	$296,923
EMRLD Borrower LP 2030 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.45%, 05/31/30†	982,538	980,848
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 6M + 5.75%), 9.88%, 08/31/28†	122,535	124,060
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 6M + 1.00%), 5.23%, 11/30/28†	435,192	278,212
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 9.57%, 03/30/27†	125,000	46,641
First Brands Group LLC 2022-II Incremental Term Loan
0.00%, 03/30/27† Σ	180,000	65,587
FR Refuel LLC Incremental Delayed TL
0.00%, 11/08/28† Σ ≈	76,087	75,706
FR Refuel LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.75%), 9.03%, 11/08/28†	273,307	271,941
Herc Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.25%, 06/02/32†	255,000	256,562
HighTower Holding LLC Amendment No. 10 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 7.07%, 02/03/32†	995,613	996,240
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
0.00%, 11/08/30† Σ	1,905,000	1,909,048
HV Eight LLC Loan
(Floating, ICE EURIBOR USD 3M + 3.50%), 5.53%, 12/22/25† †††	763,512	894,160
Iqvia, Inc. Incremental Term B-5 Dollar Loan
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 5.75%, 01/02/31†	665,149	669,223
ITT Holdings LLC Seventh Amendment Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.48%, 0.50% Floor), 6.64%, 10/11/30†	1,088,979	1,091,021
	Par	Value
Level 3 Financing, Inc. Term B-3 Refinancing Loan Retired 09/29/2025
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.58%, 03/29/32†	$1,510,000	$1,513,148
Merlin Buyer, Inc. Initial Term Loan
0.00%, 12/14/28† Σ	500,000	502,500
Midcap Funding XLVI Trust Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 1.00% Floor), 6.72%, 04/23/27†	800,000	804,304
Novelis Holdings, Inc. Initial Term Loan
0.00%, 03/11/32† Σ	1,900,226	1,905,869
NRG Energy, Inc. 2024 New Term Loan
0.00%, 04/16/31† Σ	374,051	374,507
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.06%, 04/16/31†	2,728,076	2,731,404
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	597,539	597,686
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.91%, 01/31/30†	1,300,949	1,301,268
Peer Holding III BV Facility B-5B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.50%, 07/01/31†	1,290,250	1,293,211
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.60%), 6.60%, 01/26/27†	915,597	919,626
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.80%), 6.80%, 01/26/27†	240,570	240,207
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.41%, 03/19/29†	193,527	193,864
Quikrete Holdings, Inc. Tranche B-3 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 6.41%, 02/10/32†	865,650	866,091
Resideo Funding, Inc. Sixth Amendment Term Loan
0.00%, 08/13/32† Σ	945,000	946,479
Savage Enterprises LLC Amendment No. 7 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.75%, 08/05/32†	498,750	499,775
Terex Corporation 2025 Refinancing Term Loan
0.00%, 10/08/31† Σ	225,160	225,779

	Par	Value
TKO Worldwide Holdings LLC Additional Term B-5 Loan
0.00%, 11/21/31† Σ	$1,691,500	$1,696,926
Trans Union LLC 2024 Refinancing Term B-8 Loan
0.00%, 06/24/31† Σ	1,905,177	1,905,777
TransDigm, Inc. Tranche L Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.50%, 01/19/32†	297,000	297,190
TripAdvisor, Inc. Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 6.91%, 07/08/31†	1,287,000	1,264,477
UGI Energy Services LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 6.66%, 02/22/30†	1,280,253	1,288,255
United Rentals (North America), Inc. Restatement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.50%), 5.66%, 02/14/31†	254,354	256,143
VFH Parent LLC Term B-2 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 6.66%, 06/21/31†	250,000	250,625
Waystar Technologies, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%) , 6.16%, 10/22/29†	457,035	457,892
WhiteWater DBR Holdco LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.31%, 03/03/31†	495,009	496,559
Total Loan Agreements (Cost $50,038,225)		50,035,324
MORTGAGE-BACKED SECURITIES — 41.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 5.40%, 09/15/34 144A †	1,200,000	1,191,544
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	650,577
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.89%, 06/15/40 144A †	2,500,000	2,516,647
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 4.28%, 03/17/39(U) †	266,574	353,484
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 4.65%, 09/25/46†	122,655	120,035
	Par	Value
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.21% on 02/25/28), 6.25%, 01/25/69 144A STEP	$746,454	$752,512
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,215,463
ATLX Trust, Series 2024-RPL1, Class A1
(Step to 4.58% on 09/25/28), 3.85%, 04/25/64 144A STEP	904,179	878,226
ATLX Trust, Series 2024-RPL2, Class A1
(Step to 4.04% on 11/25/28), 3.85%, 04/25/63 144A STEP	1,806,390	1,743,721
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,549,902
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 5.32%, 09/15/38 144A †	2,300,000	2,210,664
Banc of America Funding Trust, Series 2005-D, Class A1
5.49%, 05/25/35† γ	113,703	106,584
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.86%, 07/25/34† γ	11,707	11,319
BANK, Series 2022-BNK39, Class A4
2.93%, 02/15/55	2,025,000	1,839,749
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,958,647
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	981,536
BANK, Series 2025-BNK49, Class A5
5.62%, 03/15/58	2,800,000	2,968,870
BANK5, Series 2024-5YR10, Class AS
5.64%, 10/15/57	500,000	512,428
BANK5, Series 2024-5YR11, Class A3
5.89%, 11/15/57	1,450,000	1,526,223
BANK5, Series 2024-5YR11, Class AS
6.14%, 11/15/57	650,000	678,402
BANK5, Series 2025-5YR15, Class A3
5.45%, 06/15/30	1,700,000	1,767,811
BANK5, Series 2025-5YR16, Class AS
4.90%, 08/15/63	2,550,000	2,633,034

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	$864,000	$767,135
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,479,200
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,701,843
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 5.07%, 03/15/37 144A †	1,425,000	1,352,666
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 5.32%, 03/15/37 144A †	525,000	489,419
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,570,231	1,521,928
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	888,569
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	737,437
BBCMS Mortgage Trust, Series 2025-5C36, Class A3
5.52%, 08/15/58	1,900,000	1,984,965
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 4.61%, 01/25/37†	1,891,960	1,769,601
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.47%, 05/25/35† γ	36,919	35,480
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.25%, 02/25/33† γ	251	265
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.06%, 01/26/36† γ	139,115	98,999
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,766,671
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	1,010,289
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.64%, 11/15/29 144A †	2,000,000	2,007,047
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A
5.95%, 10/10/42 144A † γ	3,050,000	3,047,365
	Par	Value
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 5.49%, 03/15/41 144A †	$1,233,476	$1,237,045
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	395,079
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	396,662
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,265,878
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	769,997
BMO Mortgage Trust, Series 2025-5C11, Class A3
5.67%, 07/15/58	1,700,000	1,782,532
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 5.79%, 06/15/41 144A †	1,000,000	1,003,516
BPR Trust, Series 2024-PMDW, Class A
5.36%, 11/05/29 144A	1,200,000	1,223,032
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	395,569	400,014
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	395,569	399,996
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1
(Step to 6.61% on 05/25/29), 5.61%, 02/25/65 144A STEP	1,817,673	1,835,820
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B
(Step to 6.46% on 08/25/29), 5.46%, 07/25/65 144A STEP	438,915	442,669
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A2
(Step to 6.66% on 08/25/29), 5.66%, 07/25/65 144A STEP	1,609,354	1,621,137
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A3
(Step to 6.81% on 08/25/29), 5.81%, 07/25/65 144A STEP	341,378	343,520
BRAVO Residential Funding Trust, Series 2025-NQM8, Class A3
(Step to 6.59% on 10/25/29), 5.59%, 06/25/65 144A STEP	979,965	982,576
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 5.51%, 09/15/36 144A †	2,300,000	2,229,925

	Par	Value
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 4.99%, 10/15/36 144A †	$684,291	$683,813
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 5.91%, 09/15/36 144A †	1,307,918	1,304,504
BX Commercial Mortgage Trust, Series 2024-AIRC, Class A
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.84%, 08/15/39 144A †	702,146	704,469
BX Commercial Mortgage Trust, Series 2024-AIRC, Class B
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.29%, 08/15/39 144A †	561,717	564,299
BX Commercial Mortgage Trust, Series 2024-VLT5, Class A
5.41%, 11/13/46 144A † γ	1,095,000	1,117,731
BX Commercial Mortgage Trust, Series 2024-VLT5, Class B
5.80%, 11/13/46 144A † γ	825,000	849,489
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.70%, 08/15/42 144A †	3,545,654	3,553,603
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 7.49%, 05/15/38 144A †	500,000	504,990
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 5.64%, 07/15/29 144A †	145,000	145,271
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 6.09%, 07/15/29 144A †	300,000	300,760
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 6.29%, 07/15/29 144A †	350,000	350,834
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.59%, 03/15/30 144A †	2,695,000	2,698,049
CAFL Issuer LLC, Series 2023-RTL1, Class A1
(Step to 9.05% on 07/28/26), 7.55%, 12/28/30 144A STEP	545,000	547,866
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	360,547
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	501,534
	Par	Value
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	$150,000	$152,475
Chase Home Lending Mortgage Trust, Series 2024-7, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.30%, 8.00% Cap), 5.66%, 06/25/55 144A †	1,880,558	1,881,999
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,808,760	1,623,186
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	1,998,567	1,796,142
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A
5.50%, 10/25/55 144A † γ	1,210,366	1,218,584
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A
5.48%, 04/15/42 144A † γ	2,085,000	2,139,869
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.61%, 02/19/34† γ	73,703	72,591
CIM Trust, Series 2025-I1, Class A2
(Step to 6.91% on 02/25/29), 5.91%, 10/25/69 144A STEP	1,218,279	1,233,076
CIM Trust, Series 2025-R1, Class A1
(Step to 5.10% on 04/25/28), 5.00%, 02/25/99 144A STEP	807,182	803,361
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	341,594
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 10/25/25), 6.17%, 09/25/62 144A STEP	886,636	889,497
Citigroup Mortgage Loan Trust, Series 2024-1, Class A11
(Floating, U.S. 30-Day Average SOFR + 1.35%, 8.00% Cap), 5.71%, 07/25/54 144A †	1,847,414	1,856,978
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.80% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,006,701	1,022,357
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.80% on 10/25/27), 7.58%, 09/25/68 144A STEP	503,370	510,798
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,510,575	1,533,627
COLT Mortgage Loan Trust, Series 2025-3, Class A2
(Step to 6.56% on 03/25/29), 5.56%, 03/25/70 144A STEP	452,814	455,205
COMM Mortgage Trust, Series 2024-277P, Class A
6.34%, 08/10/44 144A	2,125,000	2,241,649

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COMM Mortgage Trust, Series 2024-CBM, Class A2
5.87%, 12/10/41 144A	$1,890,000	$1,928,269
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 5.91%, 10/25/41 144A †	159,248	159,590
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.01%, 12/25/41 144A †	245,000	246,234
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%), 6.16%, 01/25/44 144A †	450,000	454,355
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 7.16%, 03/25/44 144A †	1,375,000	1,424,049
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 6.31%, 03/25/44 144A †	25,000	25,226
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.01%, 05/25/44 144A †	550,000	551,891
Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1
(Floating, U.S. 30-Day Average SOFR + 1.00%), 5.36%, 07/25/44 144A †	327,948	327,967
Connecticut Avenue Securities, Series 2025-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 1.70%), 6.06%, 01/25/45 144A †	650,000	648,801
Cross Mortgage Trust, Series 2024-H7, Class A2
(Step to 6.82% on 11/25/28), 5.82%, 11/25/69 144A STEP	423,126	426,482
Cross Mortgage Trust, Series 2024-H7, Class A3
(Step to 6.97% on 11/25/28), 5.97%, 11/25/69 144A STEP	296,188	298,411
Cross Mortgage Trust, Series 2025-H1, Class A2
(Step to 6.89% on 02/25/29), 5.89%, 02/25/70 144A STEP	892,547	901,256
Cross Mortgage Trust, Series 2025-H2, Class A3
(Step to 6.66% on 03/25/29), 5.66%, 03/25/70 144A STEP	911,552	915,889
Cross Mortgage Trust, Series 2025-H6, Class A2
(Step to 6.54% on 08/25/29), 5.54%, 07/25/70 144A STEP	740,298	743,339
	Par	Value
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 5.09%, 04/15/36 144A †	$2,500,000	$2,483,530
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	734,853
CSMC Trust, Series 2010-16, Class B9
4.90%, 06/25/50 144A † γ	1,592,373	1,381,647
CSMC Trust, Series 2017-RPL1, Class M1
2.97%, 07/25/57 144A † γ	970,000	840,213
CSMC Trust, Series 2021-RPL4, Class A1
4.12%, 12/27/60 144A † γ	2,277,939	2,270,409
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 5.67%, 07/15/38 144A †	2,600,000	2,368,668
CSMC, Series 2021-NQM7, Class A1
1.76%, 10/25/66 144A	1,479,674	1,308,231
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 5.33%, 06/15/34 144A †	149,845	145,577
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	440,000	457,212
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	758,948
Deephaven Residential Mortgage Trust, Series 2021-4, Class A2
2.09%, 11/25/66 144A	1,326,319	1,178,972
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.46%, 02/25/36† γ	448,974	279,101
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,891,271
Durst Commercial Mortgage Trust, Series 2025-151, Class A
4.92%, 08/10/42 144A † γ	2,100,000	2,141,327
Ellington Financial Mortgage Trust, Series 2021-2, Class A1
0.93%, 06/25/66 144A	1,981,228	1,670,031
Ellington Financial Mortgage Trust, Series 2021-2, Class A2
1.09%, 06/25/66 144A	1,790,266	1,514,750
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 1.02%, 0.76% Floor), 5.17%, 10/15/38 144A †	874,320	873,478
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 4.26%, 06/15/44(U) †	173,244	232,304

	Par	Value
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 5.34%, 07/15/38 144A †	$5,649,949	$5,654,342
Extended Stay America Trust, Series 2025-ESH, Class A
(Floating, CME Term SOFR 1M + 1.30%), 5.45%, 10/15/42 144A †	130,000	130,111
Extended Stay America Trust, Series 2025-ESH, Class B
(Floating, CME Term SOFR 1M + 1.60%), 5.75%, 10/15/42 144A †	110,000	110,094
Extended Stay America Trust, Series 2025-ESH, Class C
(Floating, CME Term SOFR 1M + 1.85%), 6.00%, 10/15/42 144A †	100,000	100,085
Fashion Show Mall LLC, Series 2024-SHOW, Class A
5.10%, 10/10/41 144A † γ	1,050,000	1,066,070
Federal Home Loan Mortgage Corporation
5.50%, 02/01/27	1,267	1,279
7.50%, 11/01/29	717	740
7.50%, 12/01/29	551	568
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,504	1,525
5.00%, 08/01/33	1,258	1,278
5.00%, 09/01/33	198	201
5.00%, 10/01/33	719	730
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.28% Cap), 6.62%, 03/01/34†	348	358
5.00%, 12/01/34	12,051	12,278
5.00%, 07/01/35	930	953
5.00%, 11/01/35	—	1
5.00%, 12/01/35	2,999	3,078
5.00%, 02/01/37	3,321	3,410
4.00%, 02/01/41	11,628	11,381
5.00%, 06/01/41	786	808
3.50%, 04/01/47	3,088,921	2,892,231
4.50%, 08/01/48	418,800	414,676
3.00%, 02/01/49	721,779	656,636
3.50%, 07/01/49	79,090	73,974
3.00%, 09/01/49	1,413,043	1,275,372
4.50%, 09/01/49	195,792	192,422
4.50%, 12/01/49	250,769	246,125
4.00%, 03/01/50	2,772,005	2,662,305
4.50%, 03/01/50	6,296,983	6,176,938
4.50%, 05/01/50	141,245	138,433
2.50%, 11/01/50	97,353	83,678
3.00%, 12/01/50	2,096,989	1,880,726
2.50%, 02/01/51	818,213	696,093
	Par	Value
2.00%, 03/01/51	$4,959,665	$4,042,643
2.00%, 05/01/51	5,460,389	4,438,831
2.50%, 05/01/51	6,880,126	5,888,229
2.50%, 08/01/51	11,242,875	9,661,858
2.50%, 09/01/51	1,416,166	1,208,745
2.00%, 03/01/52	292,348	236,932
4.50%, 03/01/52	196,045	191,142
3.00%, 05/01/52	2,749,093	2,421,866
3.00%, 07/01/52	1,523,677	1,344,181
6.00%, 11/01/52	833,864	865,365
6.00%, 01/01/53	1,493,638	1,545,792
5.00%, 03/01/53	714,971	712,539
5.00%, 04/01/53‡‡	2,055,589	2,047,498
5.50%, 04/01/53	168,752	170,909
4.50%, 05/01/53	4,887,527	4,833,637
5.50%, 08/01/53	8,408,950	8,506,129
5.50%, 09/01/53	11,348,799	11,478,777
6.00%, 09/01/53	5,150,669	5,318,377
6.50%, 12/01/53	1,412,071	1,475,841
6.50%, 06/01/54	6,821,444	7,188,724
5.50%, 04/01/55	621,398	628,820
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 4.99%, 06/15/37†	30,554	30,308
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 4.90%, 07/15/40†	81,649	81,104
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.81%, 08/15/40†	344,024	339,595
(Floating, U.S. 30-Day Average SOFR + 0.46%), 4.81%, 10/15/40†	287,952	284,049
Federal Home Loan Mortgage Corporation REMIC, Series 5499
5.50%, 07/25/53	642,446	651,910
Federal Home Loan Mortgage Corporation REMIC, Series 5502
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 6.50% Cap), 5.36%, 02/25/55†	1,308,151	1,304,359
Federal Home Loan Mortgage Corporation REMIC, Series 5549
(Floating, U.S. 30-Day Average SOFR + 1.20%, 1.20% Floor, 7.00% Cap), 5.56%, 02/25/55†	2,459,863	2,473,022
Federal Home Loan Mortgage Corporation REMIC, Series 5554
5.25%, 04/25/53	381,698	385,503
Federal Home Loan Mortgage Corporation REMIC, Series 5564
5.00%, 02/25/52	537,313	538,252

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. 30-Day Average SOFR + 1.20%), 5.56%, 08/25/55†	$1,981,536	$1,991,855
Federal Home Loan Mortgage Corporation REMIC, Series 5566
5.00%, 11/25/51	882,348	883,784
Federal Home Loan Mortgage Corporation REMIC, Series 5571
5.00%, 10/25/51	1,315,356	1,311,285
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.01%, 01/25/34 144A †	56,324	56,508
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.05%), 5.41%, 10/25/44 144A †	412,500	413,534
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.30%, 07/01/27†	881	873
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.75% Cap), 6.46%, 08/01/27†	431	432
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 5.37%, 11/01/27 CONV †	749	740
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	777	784
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 5.35%, 06/01/32†	4,013	4,017
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.19% Cap), 4.18%, 08/01/32†	3,805	3,724
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.26%, 05/01/33†	2,979	2,916
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 6.42%, 12/01/34†	8,763	8,918
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.98% Floor, 12.80% Cap), 4.62%, 05/01/36†	4,153	4,105
(Floating, Enterprise 11th District COFI Index + 1.23%, 1.24% Floor, 10.69% Cap), 4.73%, 12/01/37†	2,108	2,091
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 5.37%, 01/01/38†	$755	$754
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.71% Cap), 5.62%, 06/01/40†	5,242	5,242
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.75% Cap), 5.62%, 10/01/40†	642	641
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 10.55% Cap), 5.62%, 10/01/40†	9,377	9,440
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 5.40%, 11/01/40†	2,129	2,127
4.50%, 04/01/41	36,729	36,751
4.50%, 08/01/41	13,433	13,445
2.50%, 11/01/42	7,933	7,166
2.50%, 12/01/42	4,136	3,688
3.00%, 12/01/42	5,071	4,697
2.50%, 01/01/43	5,765	5,192
3.00%, 01/01/43	28,641	26,490
2.50%, 02/01/43	6,571	5,814
2.50%, 03/01/43	529,074	476,375
3.00%, 03/01/43	75,869	69,888
2.50%, 04/01/43	662,640	594,682
3.00%, 04/01/43	116,792	107,484
2.50%, 05/01/43	9,480	8,496
3.00%, 05/01/43	71,776	66,043
2.50%, 06/01/43	11,559	10,442
3.00%, 06/01/43	24,470	22,508
3.00%, 07/01/43	189,809	174,577
2.50%, 08/01/43	107,600	97,214
2.50%, 10/01/43	18,402	16,623
4.50%, 10/01/43	1,314	1,312
4.50%, 04/01/45	184,780	184,163
4.50%, 05/01/45	22,596	22,520
4.50%, 06/01/45	173,550	172,350
4.00%, 08/01/45	1,355,178	1,315,882
3.00%, 11/01/45	411,695	372,983
4.50%, 11/01/46	137,097	135,753
4.50%, 01/01/47	15,338	15,213
4.50%, 03/01/47	208,768	206,494
4.50%, 06/01/47	180,427	177,495
4.50%, 07/01/47	320,007	316,209
3.50%, 09/01/47	6,630,884	6,136,746
3.50%, 10/01/47	7,810,923	7,213,511
3.50%, 11/01/47	10,039,313	9,282,868
4.50%, 11/01/47	83,575	82,584
3.50%, 12/01/47	9,776,686	9,026,397
4.00%, 12/01/47	153,700	147,997
4.00%, 01/01/48	145,776	140,367
4.00%, 02/01/48	564,445	543,550
4.00%, 03/01/48	391,611	376,555

	Par	Value
4.00%, 06/01/48	$225,138	$216,784
4.00%, 07/01/48	469,692	451,881
3.50%, 08/01/48	2,062,246	1,906,631
4.00%, 08/01/48	1,121,765	1,081,514
4.50%, 09/01/48	216,979	214,581
5.00%, 09/01/48	104,866	105,558
5.00%, 11/01/48	951,341	963,081
4.50%, 01/01/49	195,045	192,289
4.50%, 02/01/49	39,401	38,837
4.50%, 05/01/49	615,736	607,407
4.50%, 06/01/49	383,392	377,184
4.50%, 07/01/49	329,148	324,356
4.50%, 09/01/49	47,308	46,389
3.00%, 12/01/49	488,731	439,261
4.50%, 01/01/50	4,323	4,265
4.50%, 03/01/50	4,111	4,011
4.50%, 05/01/50	484,873	476,910
2.50%, 06/01/50	642,503	552,205
4.50%, 06/01/50	46,685	45,949
4.50%, 07/01/50	22,622	22,128
2.50%, 09/01/50	2,238,830	1,928,922
2.00%, 10/01/50	5,088,015	4,145,160
2.00%, 11/01/50	5,935,576	4,836,901
2.50%, 11/01/50	835,874	718,053
4.50%, 12/01/50	345,755	340,505
2.50%, 01/01/51	1,704,857	1,448,335
2.50%, 02/01/51	40,967	35,212
4.50%, 02/01/51	745,581	728,257
2.50%, 03/01/51	130,058	112,031
2.00%, 04/01/51	980,799	797,212
2.00%, 05/01/51	4,279,040	3,478,516
2.50%, 09/01/51	161,136	138,700
2.50%, 10/01/51	637,385	547,809
2.50%, 11/01/51	667,303	573,811
2.00%, 04/01/52	7,831,081	6,345,008
3.00%, 04/01/52	11,064,146	9,755,196
2.00%, 05/01/52	826,465	669,807
3.00%, 05/01/52	3,438,024	3,028,792
3.00%, 06/01/52	825,944	727,291
3.00%, 07/01/52	661,631	582,979
4.00%, 09/01/52	834,844	788,058
5.50%, 09/01/52	1,525,049	1,559,951
4.00%, 12/01/52	355,421	335,411
6.00%, 12/01/52	721,209	747,524
5.00%, 04/01/53	1,256,804	1,253,819
5.50%, 04/01/53	2,341,845	2,388,023
4.00%, 05/01/53	876,122	827,475
5.00%, 05/01/53	11,033,808	11,009,783
5.00%, 06/01/53	1,162,010	1,163,507
5.00%, 08/01/53‡‡	840,855	837,946
6.50%, 09/01/53	789,269	816,951
6.50%, 10/01/53	1,339,292	1,386,103
6.00%, 11/01/53	19,838,489	20,322,003
6.50%, 11/01/53	1,190,800	1,231,814
6.50%, 12/01/53	3,384,002	3,504,434
6.00%, 06/01/54	2,705,983	2,801,976
6.00%, 09/01/54	2,510,509	2,591,826
	Par	Value
5.50%, 02/01/55	$4,552,935	$4,638,617
5.50%, 03/01/55	1,995,859	2,029,999
5.50%, 04/01/55	4,543,747	4,624,057
5.50%, 05/01/55‡‡	6,196,434	6,268,993
5.69%, 07/01/55	749,352	766,201
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,888,540	401,308
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 4.95%, 10/18/30†	1,870	1,868
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	80,419	82,281
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	7,450	8,059
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	24,800	27,156
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	86,018	1,996
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	490,712	500,475
Federal National Mortgage Association REMIC, Series 2025-11
(Floating, U.S. 30-Day Average SOFR + 1.00%, 1.00% Floor, 7.00% Cap), 5.36%, 03/25/55†	1,965,494	1,963,359
Federal National Mortgage Association REMIC, Series 2025-52
5.00%, 01/25/53	1,379,511	1,382,588
Federal National Mortgage Association REMIC, Series 2025-54
(Floating, U.S. 30-Day Average SOFR + 1.10%, 1.10% Floor, 7.00% Cap), 5.46%, 07/25/55†	1,235,121	1,238,221
Federal National Mortgage Association REMIC, Series 2025-65
5.00%, 11/25/53	1,451,032	1,452,548
5.00%, 02/25/54	821,670	822,440
Federal National Mortgage Association REMIC, Series 2025-68
5.00%, 01/25/53	820,308	822,188

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2025-69
5.00%, 10/25/51	$1,632,725	$1,635,307
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	969,393
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,610,099
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	616,468
FHLMC Multifamily Structured Pass-Through Certificates, Series K547
4.42%, 05/25/30†††	3,000,000	3,040,207
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 5.03%, 02/25/33†	536,022	537,113
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.55%, 07/25/44†	173,006	167,705
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
5.87%, 06/25/34† γ	60,850	60,911
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	1,935,282	1,849,916
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.75% on 08/25/27), 5.73%, 08/25/67 144A STEP	437,308	437,572
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.75% on 08/25/27), 5.73%, 08/25/67 144A STEP	1,311,923	1,311,168
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	1,090,719	1,104,375
GCAT Trust, Series 2025-INV3, Class A5
5.75%, 08/25/55 144A † γ	741,250	757,104
GCAT Trust, Series 2025-NQM4, Class A1B
(Step to 6.53% on 08/25/29), 5.53%, 06/25/70 144A STEP	491,117	495,736
GCAT Trust, Series 2025-NQM4, Class A2
(Step to 6.73% on 08/25/29), 5.73%, 06/25/70 144A STEP	884,011	891,581
	Par	Value
GFH Mortgage Trust, Series 2025-IND, Class A
5.15%, 06/15/33 144A	$1,245,000	$1,259,343
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 4.75%, 11/20/29†	4,623	4,640
8.50%, 11/20/30	2,045	2,154
5.50%, 11/15/32	2,050	2,100
5.50%, 01/15/33	859	861
5.50%, 02/15/33	4,061	4,105
5.50%, 03/15/33	3,699	3,744
5.50%, 07/15/33	4,389	4,460
5.50%, 08/15/33	2,005	2,016
5.50%, 09/15/33	782	800
5.50%, 04/15/34	2,095	2,142
5.50%, 05/15/34	1,750	1,813
5.50%, 09/15/34	18,589	19,056
5.50%, 12/15/34	18,224	18,691
5.50%, 01/15/35	14,123	14,672
4.00%, 10/20/40	1,794	1,737
4.00%, 08/20/43	106,290	102,823
3.00%, 01/15/45	511,944	462,956
3.50%, 04/15/45	175,580	164,226
4.00%, 05/20/45	9,067	8,725
4.00%, 10/20/45	65,950	63,663
4.50%, 05/20/48	380,879	376,516
5.00%, 07/20/48	84,054	85,374
4.50%, 08/20/48	943,348	933,730
5.00%, 08/20/48	96,988	98,342
4.50%, 09/20/48	651,076	644,035
5.00%, 10/20/48	411,010	417,361
5.00%, 11/20/48	709,070	718,677
4.50%, 12/20/48	373,782	369,278
5.00%, 12/20/48	417,799	423,932
4.50%, 01/20/49	1,366,581	1,350,119
5.00%, 01/20/49	1,299,326	1,319,741
4.00%, 02/20/49	744,421	711,236
4.50%, 02/20/49	152,482	151,108
5.00%, 02/20/49	30,180	30,558
4.00%, 03/20/49	428,246	408,979
4.50%, 03/20/49	107,907	106,934
5.00%, 03/20/49	133,567	135,295
3.00%, 08/20/49	1,059,587	952,191
5.00%, 08/20/49	1,971,579	1,999,105
4.50%, 10/20/49	131,464	130,503
5.00%, 11/20/49	171,820	174,254
3.50%, 02/20/50	473,216	435,817
3.00%, 03/20/50	5,907,487	5,292,417
2.50%, 09/20/51	321,252	274,919
2.50%, 10/20/51	761,951	652,320
2.50%, 11/20/51	477,959	410,755
3.00%, 11/20/51	687,641	614,881
2.50%, 12/20/51	1,034,543	887,057
3.00%, 12/20/51	697,822	624,528

	Par	Value
4.50%, 09/20/52	$3,094,903	$3,025,530
3.50%, 02/20/53	1,589,615	1,461,162
2.00%, 10/01/55 TBA	6,000,000	4,961,149
2.50%, 10/01/55 TBA	9,000,000	7,749,806
4.50%, 10/01/55 TBA	18,000,000	17,458,455
5.50%, 10/01/55 TBA	14,000,000	14,106,379
6.00%, 10/01/55 TBA	25,000,000	25,429,245
6.50%, 10/01/55 TBA	5,000,000	5,135,887
5.50%, 11/01/55 TBA	5,530,000	5,568,132
5.00%, 12/01/55 TBA	5,295,000	5,257,615
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 4.55%, 05/20/37†	34,334	33,930
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.02%, 05/20/65†	437,370	437,220
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 4.90%, 05/20/65†	158,801	158,751
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 5.04%, 06/20/65†	593,306	593,042
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 5.05%, 06/20/65†	416,968	416,922
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.07%, 06/20/65†	640,814	640,906
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.07%, 07/20/65†	780,531	780,718
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 4.90%, 06/20/65†	42,051	42,052
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.07%, 07/20/65†	97,231	97,244
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 5.07%, 08/20/65†	120,821	120,796
	Par	Value
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 5.07%, 09/20/65†	$159,229	$159,274
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 5.09%, 09/20/65†	191,150	191,227
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 4.99%, 10/20/65†	320,337	320,567
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 5.15%, 08/20/61†	1,337	1,338
Government National Mortgage Association, Series 2017-H15
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 5.58%, 07/20/67†	542,902	551,078
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,265,327	2,726,971
Government National Mortgage Association, Series 2025-1
5.00%, 01/20/55	810,515	807,667
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 4.63%, 01/25/37†	220,182	203,401
GS Mortgage Securities Corporation Trust, Series 2013-PEMB, Class A
3.55%, 03/05/33 144A † γ	1,355,000	1,155,476
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,071,086	1,792,178
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A3
(Step to 6.49% on 09/25/29), 5.49%, 11/25/65 144A STEP	965,580	969,130
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.29%, 09/25/35† γ	100,179	96,622
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 7.89%, 07/15/39 144A †	1,000,000	1,002,764
Houston Galleria Mall Trust, Series 2025-HGLR, Class A
5.46%, 02/05/45 144A † γ	1,100,000	1,139,503

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 4.99%, 10/25/34†	$1,985	$1,967
IndyMac ARM Trust, Series 2001-H2, Class A1
6.62%, 01/25/32† γ	2,205	2,162
IRV Trust, Series 2025-200P, Class A
5.29%, 03/14/47 144A † γ	2,800,000	2,867,315
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,771,675
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.36%, 1.11% Floor), 5.51%, 04/15/37 144A †	1,147,128	1,125,421
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class A
5.80%, 10/05/39 144A † γ	1,350,000	1,377,919
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.75%, 01/15/42 144A †	400,000	399,881
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B
(Floating, CME Term SOFR 1M + 2.00%, 2.00% Floor), 6.15%, 01/15/42 144A †	300,000	299,836
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-NSLB, Class A
6.23%, 06/05/42 144A	1,700,000	1,780,492
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.87%, 02/25/35† γ	6,738	6,582
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,377,975	1,290,904
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	602,525	564,541
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,704,178	1,592,656
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	793,119	672,043
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,743,421	1,514,077
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,651,434	1,482,087
	Par	Value
JP Morgan Mortgage Trust, Series 2024-1, Class A4
6.00%, 06/25/54 144A	$769,952	$777,629
JP Morgan Mortgage Trust, Series 2024-VIS2, Class A1
(Step to 6.85% on 08/25/28), 5.85%, 11/25/64 144A STEP	1,310,516	1,325,195
JP Morgan Mortgage Trust, Series 2025-1, Class A4
6.00%, 06/25/55 144A † γ	834,637	847,194
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1
5.49%, 08/25/55 144A † γ	23,380	23,592
JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1A
(Step to 6.49% on 03/25/29), 5.49%, 08/25/55 144A STEP	1,639,098	1,653,974
KIND Commercial Mortgage Trust, Series 2024-1, Class A
(Floating, CME Term SOFR 1M + 1.89%, 1.89% Floor), 6.04%, 08/15/29 144A †	1,000,000	1,002,864
KRE Commercial Mortgage Trust, Series 2025-AIP4, Class A
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.45%, 03/15/42 144A †	2,050,000	2,050,162
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,812,274
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
5.75%, 07/25/61 144A STEP	425,381	425,664
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 5.65% on 10/25/25), 4.65%, 11/25/60 144A STEP	852,754	853,881
LEX Mortgage Trust, Series 2024-BBG, Class A
4.87%, 10/13/33 144A † γ	1,600,000	1,610,789
LHOME Mortgage Trust, Series 2024-RTL5, Class A1
(Step to 6.32% on 04/25/27), 5.32%, 09/25/39 144A STEP	850,000	853,929
LHOME Mortgage Trust, Series 2025-RTL3, Class A1
5.24%, 08/25/40 144A STEP	950,000	953,241
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 7.41%, 01/01/29 144A †	186,638	188,505
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 4.27%, 01/01/61(U) †	316,242	416,457
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 4.71%, 01/01/61(U) †	213,688	285,196

	Par	Value
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
2.78%, 10/15/42 144A † γ	$1,050,000	$1,056,067
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,932,210
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 4.37%, 04/15/47(U) †	250,561	335,104
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.80%, 11/21/34† γ	51,046	49,074
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.87%, 05/25/34† γ	24,819	24,180
Metis Issuer, Series 2025-1, Class A
6.89%, 05/15/55	650,000	639,031
MILE Trust, Series 2025-STNE, Class B
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.85%, 07/15/30 144A †	500,000	501,050
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	64,352	63,235
Mill City Mortgage Loan Trust, Series 2019-1, Class M1
3.50%, 10/25/69 144A	479,118	456,840
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	811,993
Mill City Securities, Ltd., Series 2024-RS1, Class A1
(Step to 6.00% on 10/25/27), 3.00%, 11/01/69 144A STEP	645,988	606,432
Mill City Securities, Ltd., Series 2024-RS2, Class A1
(Step to 6.00% on 12/25/27), 3.00%, 08/01/69 144A STEP	449,298	425,159
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,414,342
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,385,709
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class A1A
(Step to 5.91% on 10/25/29), 4.91%, 09/25/70 144A ††† STEP	3,225,000	3,208,733
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 4.83%, 10/25/35†	31,809	31,824
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.29% on 11/25/25), 6.50%, 11/25/52 144A STEP	325,143	324,158
	Par	Value
New Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1
(Step to 5.64% on 11/25/25), 0.00%, 01/25/65 144A STEP	$1,201,870	$1,216,540
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1
(Step to 5.53% on 11/25/25), 0.00%, 05/25/65 144A STEP	367,010	373,030
NY Commercial Mortgage Trust, Series 2025-299P, Class C
6.17%, 02/10/35 144A † γ	1,650,000	1,703,017
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.84%, 02/15/42 144A †	1,400,000	1,399,620
NYMT Loan Trust, Series 2024-BPL2, Class A1
(Step to 7.51% on 12/25/26), 6.51%, 05/25/39 144A STEP	1,000,000	1,010,961
NYMT Loan Trust, Series 2025-CP1, Class A1
3.75%, 11/25/69 144A † γ	1,468,878	1,421,220
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 5.36%, 11/15/38 144A †	2,300,000	2,293,970
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 4.92%, 06/25/57 144A †	469,799	460,974
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.71% on 12/25/27), 5.70%, 08/25/62 144A STEP	1,437,547	1,437,399
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.45% on 01/25/34), 6.45%, 09/25/62 144A STEP	100,336	100,175
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.43% on 11/25/25), 6.45%, 09/25/62 144A STEP	903,026	901,292
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	293,499	293,229
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,275,488	1,291,185
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	1,239,553	1,250,584
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	639,795	648,792

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	$639,846	$646,291
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	317,026	320,577
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	231,094	234,558
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,369,582	1,389,785
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	171,198	173,387
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	901,580	913,007
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	901,580	911,923
OBX Trust, Series 2025-NQM10, Class A3
(Step to 6.71% on 06/25/29), 5.71%, 05/25/65 144A STEP	969,023	980,875
OBX Trust, Series 2025-NQM13, Class A1A
(Step to 6.44% on 08/25/29), 5.44%, 05/25/65 144A STEP	1,995,484	2,013,922
OBX Trust, Series 2025-NQM2, Class A2
(Step to 6.75% on 02/25/29), 5.75%, 11/25/64 144A STEP	428,393	431,972
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 5.22%, 01/15/36 144A †	1,725,000	1,698,194
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.75% on 10/25/25), 6.12%, 05/25/65 144A STEP	867,098	868,087
PMT Loan Trust, Series 2025-INV7, Class A7
6.00%, 06/25/56 144A	339,497	345,580
PMT Loan Trust, Series 2025-INV8, Class A7
2.50%, 07/25/56 144A † γ	1,716,575	1,733,902
PRET Trust, Series 2024-RPL2, Class A1
4.08%, 06/25/64 144A † γ	626,054	601,370
	Par	Value
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	$2,188,705	$1,953,900
Provident Funding Mortgage Trust, Series 2025-1, Class A3
5.50%, 02/25/55 144A	733,674	738,106
Provident Funding Mortgage Trust, Series 2025-4, Class A4
4.91%, 09/25/55 144A †††	550,000	554,238
PRPM LLC, Series 2024-5, Class A1
(Step to 8.69% on 10/25/27), 5.69%, 09/25/29 144A STEP	834,793	835,584
PRPM LLC, Series 2024-6, Class A1
(Step to 8.70% on 12/25/27), 5.70%, 11/25/29 144A STEP	450,385	450,969
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	1,136,590	1,137,809
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	1,159,206	1,143,277
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,089,581
PRPM LLC, Series 2025-5, Class A1
(Step to 5.73% on 11/25/25), 5.93%, 07/25/30 144A STEP	393,816	396,362
PRPM LLC, Series 2025-6, Class A1
(Step to 8.77% on 09/25/28), 5.77%, 08/25/28 144A STEP	809,596	819,935
PRPM LLC, Series 2025-RCF1, Class A1
(Step to 5.50% on 03/25/29), 4.50%, 02/25/55 144A STEP	304,106	302,187
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 2.17%, 12/15/43(E) †	452,537	521,768
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 4.27%, 12/15/43(U) †	113,134	149,870
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	1,370,000	1,378,681
ROCK Trust, Series 2024-CNTR, Class A
5.39%, 11/13/41 144A	2,650,000	2,732,601
ROCK Trust, Series 2024-CNTR, Class C
6.47%, 11/13/41 144A	1,050,000	1,092,267
RWC Commercial Mortgage Trust, Series 2025-1, Class AS
5.26%, 06/25/40 144A †††	650,000	650,457

	Par	Value
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class A1A
(Floating, U.S. 30-Day Average SOFR + 1.75%), 6.11%, 06/25/55 144A †	$744,589	$746,396
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 04/25/29), 5.55%, 01/25/65 144A STEP	1,802,947	1,815,506
SCOTT Trust, Series 2023-SFS, Class A
5.91%, 03/15/28 144A	1,905,000	1,960,205
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	206,745	209,123
Sequoia Mortgage Trust, Series 2025-5, Class A5
5.50%, 06/25/55 144A † γ	908,491	913,974
Sequoia Mortgage Trust, Series 2025-6, Class A11
5.50%, 02/25/38 144A † ρ γ	278,494	280,143
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 4.89%, 04/19/27†	18,083	17,912
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	775,000	689,752
Station Place Securitization Trust, Series 2024-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.70%, 1.70% Floor), 5.87%, 07/12/26 144A † †††	1,300,000	1,300,000
Station Place Securitization Trust, Series 2024-SP3, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.45%, 11/17/25 144A † †††	200,000	200,000
Station Place Securitization Trust, Series 2024-SP4, Class A1
(Floating, CME Term SOFR 1M + 1.30%, 1.30% Floor), 5.45%, 11/17/25 144A † †††	400,000	400,000
Station Place Securitization Trust, Series 2025-SP1, Class A1
(Floating, CME Term SOFR 1M + 1.30%), 5.57%, 07/02/26 144A † †††	1,250,000	1,250,000
Station Place Securitization Trust, Series 2025-SP2, Class A1
(Floating, CME Term SOFR 1M + 1.15%), 5.31%, 09/25/26 144A † †††	2,600,000	2,600,000
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 4.75%, 07/19/35†	$21,751	$20,971
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A
(Floating, CME Term SOFR 1M + 1.24%, 1.24% Floor), 5.39%, 12/15/39 144A †	1,955,000	1,959,696
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 4.91%, 09/25/43†	1,701	1,692
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.64%, 04/25/45† γ	9,638	9,463
Towd Point Mortgage Trust, Series 2024-4, Class A1A
4.43%, 10/27/64 144A † γ	681,211	682,949
Towd Point Mortgage Trust, Series 2024-5, Class A1A
4.52%, 10/25/64 144A † γ	2,242,377	2,259,456
Towd Point Mortgage Trust, Series 2024-A, Class A
7.51%, 11/01/40	195,157	195,694
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,010,000	1,067,273
Uniform Mortgage Backed Securities
4.50%, 11/01/38 TBA	5,703,085	5,694,894
4.50%, 10/01/40 TBA	5,406,915	5,400,628
2.00%, 11/01/52 TBA	3,240,000	2,612,322
2.50%, 11/01/52 TBA	33,160,000	27,947,525
3.00%, 11/01/52 TBA	37,040,000	32,541,593
4.00%, 11/01/52 TBA	56,330,000	53,083,277
5.00%, 12/01/52 TBA	38,424,000	38,065,911
6.00%, 12/01/52 TBA	9,930,000	10,136,608
2.50%, 10/01/53 TBA	44,000,000	37,076,692
3.00%, 10/01/53 TBA	10,000,000	8,785,137
3.50%, 10/01/53 TBA	17,000,000	15,533,845
4.50%, 10/01/53 TBA	41,100,000	39,870,790
5.00%, 10/01/53 TBA	38,000,000	37,691,878
5.50%, 10/01/53 TBA	60,000,000	60,503,653
4.50%, 11/01/53 TBA	79,100,000	76,694,127
5.00%, 11/01/53 TBA	75,900,000	75,231,200
5.50%, 11/01/53 TBA	65,310,000	65,809,754
6.00%, 10/01/54 TBA	10,000,000	10,217,439
6.00%, 11/01/54 TBA	40,570,000	41,441,058
6.50%, 10/01/55 TBA	6,000,000	6,201,240
6.50%, 11/01/55 TBA	82,208,964	85,014,417

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	$1,746,125	$1,625,050
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,460,178	2,040,796
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,768,253	1,654,893
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,698,150	1,404,961
VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A
5.23%, 07/13/44 144A † γ	600,000	607,155
Verus Securitization Trust, Series 2021-7, Class A1
(Step to 2.83% on 12/25/26), 1.83%, 10/25/66 144A STEP	1,585,036	1,451,159
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.09% on 11/25/25), 6.13%, 09/25/67 144A STEP	734,593	732,866
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.88% on 11/25/27), 7.42%, 10/25/68 144A STEP	613,482	622,745
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	560,827	564,258
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,369,922	1,389,503
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	1,629,016	1,652,816
Verus Securitization Trust, Series 2025-1, Class A1A
(Step to 6.62% on 02/25/29), 5.62%, 01/25/70 144A STEP	2,891,055	2,919,747
Verus Securitization Trust, Series 2025-2, Class A2
(Step to 6.51% on 04/25/29), 5.51%, 03/25/70 144A STEP	916,407	921,217
Verus Securitization Trust, Series 2025-6, Class A1
(Step to 6.42% on 08/25/29), 5.42%, 07/25/70 144A STEP	2,637,310	2,678,891
Verus Securitization Trust, Series 2025-7, Class A3
2.43%, 08/25/70 144A † γ	990,576	992,406
Verus Securitization Trust, Series 2025-INV1, Class A1
(Step to 6.58% on 03/25/29), 5.55%, 02/25/70 144A STEP	1,267,815	1,279,992
	Par	Value
Verus Securitization Trust, Series 2025-R1, Class A1A
(Step to 6.40% on 08/25/29), 5.40%, 05/25/65 144A STEP	$2,022,550	$2,041,935
Vista Point Securitization Trust, Series 2024-CES3, Class A1
(Step to 6.68% on 01/25/29), 5.68%, 01/25/55 144A STEP	607,797	611,014
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.66%, 02/25/33† γ	1,063	1,043
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 5.55%, 06/25/42†	2,008	1,888
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 5.05%, 01/25/45†	361,383	349,528
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.85%, 10/25/45†	203,541	201,517
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.45%, 02/25/37† γ	85,099	76,104
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.38%, 02/25/37† γ	53,904	49,973
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 4.91%, 04/25/47†	184,569	169,366
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 4.81%, 07/25/45†	169,301	163,726
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 4.85%, 07/25/45†	48,602	46,847
WB Commercial Mortgage Trust, Series 2024-HQ, Class B
6.42%, 03/15/40 144A † γ	1,900,000	1,905,362
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
6.50%, 12/28/37† γ	102,086	93,141

	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	$150,000	$134,026
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	223,864	219,415
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,214,401
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,766,874
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,083,576
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class A12
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 5.84%, 08/15/41 144A †	1,700,000	1,701,091
Wells Fargo Commercial Mortgage Trust, Series 2024-MGP, Class B12
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 6.44%, 08/15/41 144A †	800,000	800,878
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	23,097	21,041
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A
5.35%, 07/15/40 144A † γ	1,425,000	1,463,109
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,284,570
Total Mortgage-Backed Securities (Cost $1,446,862,112)		1,436,546,298
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	771,308
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	210,000	219,374
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,165,000	1,233,114
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	638,214	713,702
	Par	Value
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	$272,181	$304,375
Florida State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	215,149
Idaho State Housing & Finance Association Single Family Mortgage Revenue Bond, Series D (GNMA, FNMA, FHLMC Insured)
6.01%, 07/01/45	950,000	970,639
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,283,589
Maryland State Economic Development Corporation, Revenue Bond
4.79%, 11/30/29	435,000	446,740
4.83%, 11/30/30	335,000	344,783
4.93%, 11/30/31	400,000	413,425
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	60,062
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	273,739
State of California, General Obligation
7.55%, 04/01/39	410,000	500,789
State of Illinois, General Obligation
5.10%, 06/01/33	353,382	359,712
6.63%, 02/01/35	380,769	403,229
7.35%, 07/01/35	332,143	362,322
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	1,000,000	865,887
Total Municipal Bonds (Cost $9,857,274)		9,741,938

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (BNP)	1	$9,770,000	$120,833
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (TD)	1	9,770,000	120,832
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (BNP)	1	9,770,000	120,832
Pay 1-Day SOFR (Annually); Receive 3.5% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.50, Expires 02/13/26 (MSCS)	1	9,770,000	120,832
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	122,100,000	117,753
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (DEUT)	1	142,400,000	137,331
	Number of Contracts	Notional Amount	Value
Pay 3.757% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 09/22/2027 USD, Strike Price $3.76, Expires 09/18/26 (MSCS)	1	$700,000	$675
Pay 6-Month EURIBOR (Semiannually); Receive 1.75% (Annually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $1.75, Expires 01/30/26 (BAR)	1	18,480,000	2,916
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $2.25, Expires 01/30/26 (BAR)	1	18,480,000	51,857
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/2031 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	4,360,000	17,540
			811,401
Call Options — 0.0%
Austrailian Dollar vs. U.S. Dollar, Strike Price $0.62, Expires 10/10/25 (MSCS)	1	2,777,000	4
Austrailian Dollar vs. U.S. Dollar, Strike Price $0.62, Expires 10/14/25 (BAR)	1	763,000	9
Austrailian Dollar vs. U.S. Dollar, Strike Price $0.63, Expires 10/08/25 (GSC)	1	2,581,000	5

	Number of Contracts	Notional Amount	Value
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	$5,799,000	$12
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/24/25 (BOA)	1	5,799,000	12
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	2,040,000	5
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	4,059,000	10
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	1,740,000	4
Euro vs. U.S. Dollar, Strike Price $1.01, Expires 11/26/25 (BOA)	1	336,000	1
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 12/17/25 (GSC)	1	162,500	3,159
Euro vs. U.S. Dollar, Strike Price $1.10, Expires 12/23/25 (HSBC)	1	354,500	6,726
Euro vs. U.S. Dollar, Strike Price $1.11, Expires 11/24/25 (MSCS)	1	6,588,000	2,184
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 10/14/25 (BNP)	1	111,000	224
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/13/26 (BOA)	1	4,955,000	8,098
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/14/26 (BOA)	1	4,336,000	7,236
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/14/26 (BOA)	1	4,336,000	7,236
Euro vs. U.S. Dollar, Strike Price $1.12, Expires 01/16/26 (BOA)	1	8,053,000	13,932
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 10/10/25 (BAR)	1	5,271,000	144
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 10/14/25 (GSC)	1	5,017,000	178
	Number of Contracts	Notional Amount	Value
Euro vs. U.S. Dollar, Strike Price $1.15, Expires 10/08/25 (MSCS)	1	$5,095,000	$363
U.S. Dollar vs. Japanese Yen, Strike Price $123.50, Expires 05/20/26 (JPM)	1	617,000	28,360
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 11/19/25 (UBS)	1	3,323,000	6,603
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 11/19/25 (UBS)	1	997,000	1,981
U.S. Dollar vs. Japanese Yen, Strike Price $140.00, Expires 04/01/26 (BOA)	1	2,980,000	37,590
U.S. Dollar vs. Swedish Krona, Strike Price $10.13, Expires 10/14/25 (MSCS)	1	472,000	7
U.S. Dollar vs. Swedish Krona, Strike Price $10.20, Expires 11/26/25 (BAR)	1	2,097,000	1,127
			125,210
Total Purchased Options (Premiums paid $1,649,171)			936,611

	Par
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bill
3.93%, 11/25/25Ω Δ	$109,400,000	108,733,116
U.S. Treasury Bonds
4.25%, 05/15/39	4,300,000	4,235,500
4.38%, 11/15/39‡‡	200,000	198,465
1.38%, 11/15/40Δ	32,300,000	21,086,475
1.88%, 02/15/41Δ	6,800,000	4,783,242
4.75%, 02/15/41‡‡ Δ	15,900,000	16,316,133
2.25%, 05/15/41‡‡	1,700,000	1,260,324
3.13%, 11/15/41	3,580,000	2,983,147
2.38%, 02/15/42Δ	2,800,000	2,075,773
3.25%, 05/15/42Δ	6,900,000	5,799,234
2.75%, 08/15/42	10,430,000	8,120,325
2.75%, 11/15/42‡‡ Δ	7,050,000	5,462,373
2.88%, 05/15/43Δ	3,200,000	2,508,000
3.63%, 02/15/44	5,700,000	4,949,426
3.38%, 05/15/44‡‡	3,200,000	2,671,500
4.63%, 05/15/44Δ	14,760,000	14,655,642
3.13%, 08/15/44Δ	4,800,000	3,844,688
4.13%, 08/15/44	11,875,000	11,025,891

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 11/15/44‡‡	$3,100,000	$2,426,356
4.63%, 11/15/44	2,000,000	1,981,953
4.75%, 02/15/45Δ	46,310,000	46,610,291
5.00%, 05/15/45	7,550,000	7,841,973
2.88%, 08/15/45‡‡	700,000	532,096
3.13%, 05/15/48	3,340,000	2,576,366
3.00%, 08/15/48Δ	11,300,000	8,498,836
3.38%, 11/15/48Δ	3,220,000	2,587,572
3.00%, 02/15/49‡‡	4,000,000	2,995,859
2.88%, 05/15/49Δ	9,580,000	6,991,155
2.25%, 08/15/49Δ	5,000,000	3,192,578
2.38%, 11/15/49‡‡ Δ	3,800,000	2,487,367
1.38%, 08/15/50Δ	4,900,000	2,465,217
1.63%, 11/15/50Δ	9,200,000	4,938,891
4.75%, 11/15/53Δ	1,130,000	1,132,251
4.25%, 08/15/54‡‡	34,010,000	31,406,109
4.75%, 05/15/55‡‡	9,970,000	10,004,272
		250,645,280
U.S. Treasury Inflationary Index Notes
1.25%, 04/15/28	3,155,639	3,168,304
2.13%, 04/15/29Δ	6,893,172	7,116,845
1.63%, 10/15/29	5,390,018	5,498,240
0.63%, 07/15/32Δ	20,458,224	19,370,252
1.13%, 01/15/33Δ	14,857,650	14,405,112
1.38%, 07/15/33	351,014	345,740
1.75%, 01/15/34‡‡ Δ	7,671,862	7,710,880
1.88%, 07/15/34	8,030,334	8,150,319
2.13%, 01/15/35	12,754,555	13,134,612
1.88%, 07/15/35Δ	9,703,545	9,785,160
		88,685,464
U.S. Treasury Inflationary Indexed Bond
1.50%, 02/15/53	9,198,421	7,369,673
U.S. Treasury Notes
4.63%, 06/15/27	7,640,000	7,762,508
2.75%, 02/15/28‡‡	1,400,000	1,372,465
1.25%, 03/31/28‡‡	510,000	481,452
1.13%, 08/31/28	19,910,000	18,543,521
4.63%, 09/30/28	1,000,000	1,028,223
4.13%, 11/30/29Δ	1,060,000	1,077,204
4.25%, 01/31/30Δ	6,500,000	6,638,760
4.00%, 03/31/30Δ	2,200,000	2,225,523
3.88%, 04/30/30‡‡ Δ	16,891,700	17,001,562
0.63%, 05/15/30Δ	37,760,000	32,831,288
3.75%, 06/30/30Δ	9,990,000	9,996,049
3.88%, 06/30/30	1,162,000	1,169,217
3.63%, 09/30/30	18,620,000	18,526,173
4.13%, 03/31/31Δ	17,280,000	17,563,162
4.63%, 04/30/31	1,730,000	1,801,160
4.00%, 04/30/32‡‡ Δ	10,500,000	10,562,959
3.88%, 09/30/32	18,940,000	18,879,333
3.38%, 05/15/33‡‡	2,000,000	1,921,406
4.25%, 11/15/34‡‡ Δ	13,300,000	13,452,742
	Par	Value
4.63%, 02/15/35Δ	$1,220,000	$1,268,133
4.25%, 05/15/35	28,560,000	28,827,750
		212,930,590
U.S. Treasury Strips
3.27%, 11/15/29Ω	7,660,800	6,565,602
3.26%, 08/15/30Ω	1,540,000	1,278,976
3.27%, 11/15/30Ω	1,540,000	1,265,485
3.92%, 08/15/31Ω	3,810,000	3,030,685
3.72%, 11/15/31Ω	5,260,000	4,135,338
3.26%, 05/15/32Ω Δ	3,306,100	2,540,882
3.21%, 08/15/33Ω	1,540,000	1,116,316
3.68%, 08/15/35Ω	2,900,000	1,898,101
2.22%, 02/15/40Ω ‡‡	2,790,000	1,426,904
2.18%, 08/15/41Ω	1,080,000	507,127
1.97%, 05/15/52Ω ‡‡	40,250,000	11,185,278
2.42%, 08/15/53Ω	17,000,000	4,502,129
2.35%, 11/15/53Ω	16,400,000	4,310,892
2.34%, 05/15/54Ω	19,000,000	4,887,302
2.53%, 08/15/54Ω	3,810,000	967,651
2.41%, 02/15/55Ω	9,000,000	2,238,083
		51,856,751
Total U.S. Treasury Obligations (Cost $739,042,074)		720,220,874

	Shares
PREFERRED STOCKS — 0.0%
American National Group, Inc.
7.38%	12,000	301,320
Boeing Co. (The)
6.00% CONV	8,657	602,267
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 6.44% †	6,000	156,300
NextEra Energy Capital Holdings, Inc.
6.50%, 06/01/85	1,040,000	267,748
Total Preferred Stocks (Cost $1,159,529)		1,327,635
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø §	25,000,360	25,000,360
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø ∞	213,267,454	213,267,454
Total Money Market Funds (Cost $238,267,814)		238,267,814

	Par	Value
REPURCHASE AGREEMENTS — 10.1%
Citigroup Global Markets, Inc.
4.23% (dated 09/30/25, due 10/01/25, repurchase price $45,905,393, collateralized by U.S. Treasury Notes, 4.500%, due 07/15/26, total market value $46,387,662)	$45,900,000	$45,900,000

4.24% (dated 09/30/25, due 10/02/25, repurchase price $40,509,540, collateralized by U.S. Treasury Bill, 3.625%, due 08/15/28, total market value $41,193,894)	40,500,000	40,500,000
Deutsche Bank Securities, Inc.
4.30% (dated 09/30/25, due 10/02/25, repurchase price $201,172,061, collateralized by U.S. Treasury Notes, 0.125%, due 07/15/26, total market value $0)	201,100,000	201,100,000

4.27% (dated 09/30/25, due 10/02/25, repurchase price $65,123,165, collateralized by U.S. Treasury Bonds, 2.000%, due 08/15/51, total market value $0)	65,100,000	65,100,000
Total Repurchase Agreements (Cost $352,600,000)		352,600,000
TOTAL INVESTMENTS — 125.9% (Cost $4,397,991,233)		4,380,019,822

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2025, Strike Price $111.00, Expires 10/24/25 (MSCS)	(26)	$(2,925,000)	(2,844)
10-Year U.S. Treasury Note Future expiration date 11/2025, Strike Price $111.50, Expires 10/24/25 (MSCS)	(59)	(6,637,500)	(11,985)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 11/2025, Strike Price $113.50, Expires 10/24/25 (MSCS)	(50)	$(5,625,000)	$(10,938)
10-Year U.S. Treasury Note Future expiration date 11/2025, Strike Price $114.00, Expires 10/24/25 (MSCS)	(35)	(3,937,500)	(4,922)
Euro-Bund, Strike Price $127.50, Expires 10/24/25 (GSC)	(17)	(2,002,770)	(3,792)
Euro-Bund, Strike Price $129.50, Expires 10/24/25 (GSC)	(6)	(706,860)	(1,691)
Euro-Bund, Strike Price $130.50, Expires 10/24/25 (GSC)	(11)	(1,295,910)	(1,162)
U.S. Dollar vs. Japanese Yen, Strike Price $130.00, Expires 11/19/25 (UBS)	(1)	(3,323,000)	(511)
U.S. Dollar vs. Japanese Yen, Strike Price $130.00, Expires 11/19/25 (UBS)	(1)	(997,000)	(153)
(37,998)
Call Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.625% (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.63, Expires 10/14/25 (BOA)	(1)	(800,000)	(5,258)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (BNP)	(1)	$(4,427,500)	$(10,917)
Pay 1-Day SOFR (Annually); Receive 3.64% (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $3.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(10,917)
Pay 1-Day SOFR (Annually); Receive 3.675% (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.68, Expires 10/14/25 (BOA)	(1)	(1,300,000)	(5,677)
Pay 1-Day SOFR (Annually); Receive 3.675% (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.68, Expires 10/14/25 (BNP)	(1)	(600,000)	(2,620)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (BNP)	(1)	(5,060,000)	(11,413)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $3.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(11,413)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 10/15/2035 USD, Strike Price $3.69, Expires 10/10/25 (UBS)	(1)	$(700,000)	$(2,253)
Pay 1-Day SOFR (Annually); Receive 3.685% (Annually); Interest Rate Swap Maturing 10/15/2035 USD, Strike Price $3.69, Expires 10/10/25 (CITI)	(1)	(600,000)	(1,931)
Pay 1-Day SOFR (Annually); Receive 3.698% (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.70, Expires 10/06/25 (GSC)	(1)	(1,600,000)	(3,026)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(6,912)
Pay 1-Day SOFR (Annually); Receive 3.71% (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $3.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(6,912)
Pay 1-Day SOFR (Annually); Receive 3.806% (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.81, Expires 10/06/25 (DEUT)	(1)	(1,200,000)	(292)

	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.807% (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.81, Expires 10/06/25 (UBS)	(1)	$(500,000)	$(119)
Pay 1-Day SOFR (Annually); Receive 3.85% (Annually); Interest Rate Swap Maturing 10/29/2035 USD, Strike Price $3.85, Expires 10/27/25 (GSC)	(1)	(2,700,000)	(4,762)
Pay 1-Day SOFR (Annually); Receive 3.852% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.85, Expires 02/13/26 (BNP)	(1)	(3,162,500)	(6,301)
Pay 1-Day SOFR (Annually); Receive 3.853% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.85, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(6,279)
Pay 1-Day SOFR (Annually); Receive 3.86% (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.86, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(6,129)
Pay 1-Day SOFR (Annually); Receive 3.89% (Annually); Interest Rate Swap Maturing 02/24/2031 USD, Strike Price $3.89, Expires 02/20/26 (BNP)	(1)	(3,162,500)	(6,001)
	Number of Contracts	Notional Amount	Value
Pay 1-Day SOFR (Annually); Receive 3.925% (Annually); Interest Rate Swap Maturing 02/23/2031 USD, Strike Price $3.93, Expires 02/19/26 (BAR)	(1)	$(3,162,500)	$(5,278)
Pay 1-Day SOFR (Annually); Receive 3.929% (Annually); Interest Rate Swap Maturing 02/23/2031 USD, Strike Price $3.93, Expires 02/19/26 (TD)	(1)	(3,162,500)	(5,207)
Pay 1-Day SOFR (Annually); Receive 3.94% (Annually); Interest Rate Swap Maturing 02/20/2031 USD, Strike Price $3.94, Expires 02/18/26 (BNP)	(1)	(3,162,500)	(4,950)
Pay 1-Day SOFR (Annually); Receive 3.94% (Annually); Interest Rate Swap Maturing 02/20/2031 USD, Strike Price $3.94, Expires 02/18/26 (TD)	(1)	(3,162,500)	(4,950)
Pay 2% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $2.00, Expires 01/30/26 (BAR)	(1)	(36,960,000)	(25,328)
Pay 2.55% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/08/2035 EUR, Strike Price $2.55, Expires 10/06/25 (MSCS)	(1)	(500,000)	(27)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 2.55% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/21/2035 EUR, Strike Price $2.55, Expires 10/17/25 (BAR)	(1)	$(500,000)	$(299)
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/2056 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(1,010,000)	(19,781)
Pay 2.61% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 10/06/2035 EUR, Strike Price $2.61, Expires 10/02/25 (BAR)	(1)	(600,000)	(27)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (MSCS)	(1)	(4,427,500)	(10,450)
Pay 2.64% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/17/2028 USD, Strike Price $2.64, Expires 08/13/26 (BNP)	(1)	(4,427,500)	(10,450)
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (TD)	(1)	(5,060,000)	(12,937)
	Number of Contracts	Notional Amount	Value
Pay 2.685% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/18/2028 USD, Strike Price $2.69, Expires 08/14/26 (BNP)	(1)	$(5,060,000)	$(12,937)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BNP)	(1)	(3,162,500)	(8,559)
Pay 2.71% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 08/21/2028 USD, Strike Price $2.71, Expires 08/19/26 (BAR)	(1)	(3,162,500)	(8,559)
Pay 2.852% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $2.85, Expires 02/13/26 (BNP)	(1)	(3,162,500)	(7,116)
Pay 2.853% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $2.85, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(7,137)
Pay 2.86% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $2.86, Expires 02/13/26 (MSCS)	(1)	(3,162,500)	(7,281)

	Number of Contracts	Notional Amount	Value
Pay 2.89% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/24/2031 USD, Strike Price $2.89, Expires 02/20/26 (BNP)	(1)	$(3,162,500)	$(8,422)
Pay 2.925% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/23/2031 USD, Strike Price $2.93, Expires 02/19/26 (BAR)	(1)	(3,162,500)	(9,208)
Pay 2.929% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/23/2031 USD, Strike Price $2.93, Expires 02/19/26 (TD)	(1)	(3,162,500)	(9,311)
Pay 2.94% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/20/2031 USD, Strike Price $2.94, Expires 02/18/26 (BNP)	(1)	(3,162,500)	(9,527)
Pay 2.94% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/20/2031 USD, Strike Price $2.94, Expires 02/18/26 (TD)	(1)	(3,162,500)	(9,527)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (TD)	(1)	(9,770,000)	(33,480)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (BNP)	(1)	(9,770,000)	(33,480)
	Number of Contracts	Notional Amount	Value
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (BNP)	(1)	$(9,770,000)	$(33,480)
Pay 3% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 02/18/2031 USD, Strike Price $3.00, Expires 02/13/26 (MSCS)	(1)	(9,770,000)	(33,480)
Pay 3.325% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.33, Expires 10/14/25 (BOA)	(1)	(800,000)	(88)
Pay 3.375% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.38, Expires 10/14/25 (BOA)	(1)	(1,300,000)	(286)
Pay 3.375% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/16/2035 USD, Strike Price $3.38, Expires 10/14/25 (BNP)	(1)	(600,000)	(132)
Pay 3.385% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/15/2035 USD, Strike Price $3.39, Expires 10/10/25 (UBS)	(1)	(700,000)	(67)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3.385% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/15/2035 USD, Strike Price $3.39, Expires 10/10/25 (CITI)	(1)	$(600,000)	$(57)
Pay 3.398% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.40, Expires 10/06/25 (GSC)	(1)	(1,600,000)	(29)
Pay 3.506% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.51, Expires 10/06/25 (DEUT)	(1)	(1,200,000)	(302)
Pay 3.507% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/08/2035 USD, Strike Price $3.51, Expires 10/06/25 (UBS)	(1)	(500,000)	(129)
Pay 3.55% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/29/2035 USD, Strike Price $3.55, Expires 10/27/25 (GSC)	(1)	(2,700,000)	(9,672)
Pay 3.575% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 10/06/2035 USD, Strike Price $3.58, Expires 10/02/25 (BOA)	(1)	(1,600,000)	(257)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.75% (Annually); Interest Rate Swap Maturing 10/21/2035 EUR, Strike Price $2.75, Expires 10/17/25 (BAR)	(1)	$(500,000)	$(960)
Pay 6-Month EURIBOR (Semiannually); Receive 2.79% (Annually); Interest Rate Swap Maturing 10/08/2035 EUR, Strike Price $2.79, Expires 10/06/25 (MSCS)	(1)	(500,000)	(68)
Pay 6-Month EURIBOR (Semiannually); Receive 2.85% (Annually); Interest Rate Swap Maturing 10/06/2035 EUR, Strike Price $2.85, Expires 10/02/25 (BAR)	(1)	(600,000)	—
(452,367)
Total Written Options (Premiums received $ (799,143))			(490,365)

Par
TBA SALE COMMITMENTS — (0.7)%
Government National Mortgage Association 3.00%, 10/01/51 TBA	$(2,000,000)	(1,785,777)
Uniform Mortgage Backed Securities 3.50%, 11/01/52 TBA	(100,000)	(91,348)
Government National Mortgage Association 4.00%, 10/01/54 TBA	(1,000,000)	(940,412)
Uniform Mortgage Backed Securities 4.00%, 10/01/53 TBA	(6,000,000)	(5,655,581)
Government National Mortgage Association 3.50%, 10/01/55 TBA	(2,000,000)	(1,823,857)
Uniform Mortgage Backed Securities 2.00%, 10/01/53 TBA	(16,000,000)	(12,899,730)
Total TBA Sale Commitments (Proceeds $(23,338,027))		(23,196,705)
Liabilities in Excess of Other Assets — (25.2)%		(877,452,595)
NET ASSETS — 100.0%		$3,478,880,157

Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	12/2025	1	$134,405	$1,831
Euro-Bobl	12/2025	6	829,889	227
Euro-Bund	12/2025	(261)	(39,397,329)	(238,255)
10-Year Japanese Treasury Bond	12/2025	(12)	(11,018,562)	103,829
3-Month CME SOFR	12/2025	116	27,827,675	(160,225)
10-Year U.S. Treasury Note	12/2025	1,332	149,850,000	216,565
U.S. Treasury Long Bond	12/2025	404	47,103,875	769,717
Ultra 10-Year U.S. Treasury Note	12/2025	(1,383)	(159,153,047)	(1,560,938)
Ultra Long U.S. Treasury Bond	12/2025	817	98,091,063	2,095,406
Long GILT	12/2025	41	5,008,999	24,278
10-Year Bond	12/2025	18	1,583,876	33,101
2-Year U.S. Treasury Note	12/2025	1,431	298,218,164	(9,156)
5-Year U.S. Treasury Note	12/2025	1,771	193,384,898	241,175
3-Month CME SOFR	03/2026	116	27,931,350	(91,350)
3-Month SONIA SO3	03/2026	200	64,635,895	(77,850)
3-Month CME SOFR	06/2026	116	27,986,450	(58,000)
3-Month SONIA SO3	06/2026	96	31,067,190	(16,116)
3-Month CME SOFR	09/2026	116	28,047,350	(8,700)
3-Month SONIA SO3	03/2027	151	48,939,718	(56,010)
Total Futures Contracts outstanding at September 30, 2025			$841,071,859	$1,209,529
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/25	Brazilian Reals	140,759,251	U.S. Dollars	25,536,156	GSC	$911,164
10/02/25	Brazilian Reals	46,564,271	U.S. Dollars	8,544,604	CITI	204,378
10/02/25	U.S. Dollars	18,832,338	Canadian Dollars	26,025,049	JPM	132,152
10/02/25	Brazilian Reals	23,300,000	U.S. Dollars	4,266,818	BNP	111,029
12/17/25	U.S. Dollars	4,692,390	New Zealand Dollars	7,922,307	UBS	85,066
10/02/25	U.S. Dollars	5,737,761	Singapore Dollars	7,348,000	GSC	41,417
12/02/25	Brazilian Reals	75,594,373	U.S. Dollars	13,957,860	GSC	33,016
10/02/25	U.S. Dollars	5,235,019	Australian Dollars	7,862,000	CITI	32,733
12/17/25	U.S. Dollars	3,300,424	Canadian Dollars	4,534,370	DEUT	30,068
10/02/25	U.S. Dollars	3,919,485	Canadian Dollars	5,417,000	CITI	27,123
12/17/25	U.S. Dollars	2,762,000	Canadian Dollars	3,792,682	JPM	26,577
10/02/25	Australian Dollars	3,299,717	U.S. Dollars	2,157,196	CITI	26,226
12/17/25	U.S. Dollars	2,724,000	Canadian Dollars	3,742,231	CITI	24,964
10/16/25	U.S. Dollars	5,210,000	Taiwan Dollars	157,847,818	BNP	24,112
10/02/25	U.S. Dollars	4,145,367	Japanese Yen	609,572,817	SC	23,429
12/17/25	U.S. Dollars	1,454,000	Norwegian Kroner	14,299,581	DEUT	20,807
11/14/25	Mexican Pesos	14,110,452	U.S. Dollars	747,564	BNP	19,119
12/08/25	U.S. Dollars	7,378,423	Euro	6,243,224	MSCS	18,766
12/17/25	U.S. Dollars	1,751,000	Norwegian Kroner	17,298,549	JPM	17,232
10/20/25	U.S. Dollars	1,093,474	Taiwan Dollars	32,766,391	BNP	16,622
10/15/25	Israeli Shekels	1,706,637	U.S. Dollars	499,484	DEUT	15,776
12/17/25	Australian Dollars	2,285,000	Japanese Yen	219,688,126	JPM	15,619
12/17/25	U.S. Dollars	2,380,557	British Pounds	1,758,640	MSCS	15,155
12/17/25	U.S. Dollars	1,454,000	British Pounds	1,069,786	BNP	15,119
12/17/25	U.S. Dollars	1,105,954	New Zealand Dollars	1,877,601	BNP	14,010

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/25	Euro	1,558,000	U.S. Dollars	1,815,852	CITI	$13,318
10/02/25	U.S. Dollars	2,011,730	Singapore Dollars	2,578,000	CITI	13,203
10/15/25	U.S. Dollars	1,743,547	Taiwan Dollars	52,716,144	GSC	11,768
10/16/25	U.S. Dollars	5,879,377	Chinese Offshore Yuan	41,778,342	GSC	11,309
12/17/25	U.S. Dollars	2,033,000	Japanese Yen	296,569,160	JPM	11,074
12/17/25	Australian Dollars	1,872,926	U.S. Dollars	1,229,561	SS	10,908
04/02/26	U.S. Dollars	7,486,458	Brazilian Reals	41,600,000	GSC	10,276
12/17/25	Euro	1,263,723	U.S. Dollars	1,481,000	BNP	9,481
10/02/25	U.S. Dollars	1,254,613	Canadian Dollars	1,733,601	UBS	8,941
10/16/25	U.S. Dollars	1,130,000	South Korean Won	1,573,744,333	GSC	8,041
10/20/25	South African Rand	6,709,476	U.S. Dollars	380,367	BAR	7,567
10/16/25	U.S. Dollars	5,751,277	Indian Rupees	510,650,169	JPM	7,436
12/17/25	Mexican Pesos	15,873,150	U.S. Dollars	852,112	JPM	7,324
10/16/25	South Korean Won	1,574,540,635	U.S. Dollars	1,115,537	GSC	6,989
12/17/25	Norwegian Kroner	29,169,706	U.S. Dollars	2,917,707	BNP	5,862
10/20/25	U.S. Dollars	198,755	Taiwan Dollars	5,887,656	SC	5,260
10/16/25	U.S. Dollars	1,981,154	Chinese Offshore Yuan	14,070,000	CITI	4,921
10/15/25	Polish Zloty	1,423,993	U.S. Dollars	387,500	JPM	4,198
10/15/25	U.S. Dollars	371,711	South Korean Won	515,674,670	GSC	4,081
10/20/25	U.S. Dollars	282,000	Indonesian Rupiahs	4,637,643,676	BNP	4,043
11/04/25	Swiss Francs	963,515	U.S. Dollars	1,211,914	BAR	3,811
10/15/25	Polish Zloty	2,150,049	U.S. Dollars	588,021	BAR	3,394
12/17/25	Mexican Pesos	5,009,000	U.S. Dollars	268,034	UBS	3,173
10/02/25	U.S. Dollars	316,202	Euro	267,000	HSBC	2,730
10/21/25	Turkish Lira	6,760,771	U.S. Dollars	156,988	BAR	2,673
10/20/25	U.S. Dollars	246,808	Indian Rupees	21,726,883	BNP	2,501
10/15/25	South Korean Won	516,183,079	U.S. Dollars	365,571	GSC	2,421
10/20/25	South African Rand	1,512,686	U.S. Dollars	85,517	JPM	1,945
10/02/25	U.S. Dollars	806,865	Japanese Yen	119,060,031	MSCS	1,780
10/20/25	U.S. Dollars	605,536	South Korean Won	846,963,203	HSBC	1,677
10/15/25	Israeli Shekels	171,360	U.S. Dollars	50,076	UBS	1,660
12/17/25	Euro	517,638	U.S. Dollars	609,000	UBS	1,521
12/17/25	Euro	1,261,308	U.S. Dollars	1,486,116	SS	1,517
10/17/25	U.S. Dollars	3,780,194	Euro	3,215,000	MSCS	1,460
10/02/25	U.S. Dollars	183,507	Japanese Yen	26,924,275	BOA	1,445
12/17/25	Euro	1,035,583	U.S. Dollars	1,220,000	JPM	1,405
10/02/25	U.S. Dollars	130,629	Japanese Yen	19,142,700	HSBC	1,186
11/19/25	Turkish Lira	10,045,814	U.S. Dollars	230,745	GSC	1,061
10/31/25	Turkish Lira	3,033,386	U.S. Dollars	69,994	BAR	1,022
11/05/25	Turkish Lira	3,168,595	U.S. Dollars	72,934	BAR	967
11/13/25	Israeli Shekels	333,000	U.S. Dollars	99,596	BOA	947
12/17/25	Swedish Kronor	2,666,757	U.S. Dollars	283,836	SS	839
10/22/25	U.S. Dollars	181,189	Polish Zloty	655,910	MSCS	786
10/22/25	Turkish Lira	2,149,904	U.S. Dollars	49,952	BAR	775
10/15/25	U.S. Dollars	1,916,438	Indian Rupees	170,304,222	CITI	684
12/17/25	Indonesian Rupiahs	1,838,032,488	U.S. Dollars	109,249	BNP	665
12/17/25	U.S. Dollars	560,000	Japanese Yen	82,052,264	UBS	590
12/17/25	Indonesian Rupiahs	1,898,219,516	U.S. Dollars	112,959	CITI	555
10/22/25	Polish Zloty	2,316,000	U.S. Dollars	636,502	JPM	497
12/15/25	U.S. Dollars	40,366	Taiwan Dollars	1,208,235	MSCS	471
10/02/25	U.S. Dollars	969,247	Brazilian Reals	5,156,396	SC	410
10/22/25	U.S. Dollars	180,578	Polish Zloty	655,524	UBS	281
10/22/25	U.S. Dollars	348,303	Polish Zloty	1,265,411	BNP	261
10/02/25	U.S. Dollars	10,143	Canadian Dollars	13,942	HSBC	125
12/15/25	U.S. Dollars	24,904	Taiwan Dollars	750,930	CITI	109
10/17/25	U.S. Dollars	7,157	Indian Rupees	628,154	CITI	92

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	Indonesian Rupiahs	1,467,743,274	U.S. Dollars	87,683	SC	$88
11/04/25	U.S. Dollars	176,056	Norwegian Kroner	1,755,812	CITI	78
10/20/25	U.S. Dollars	14,779	Thai Baht	475,932	HSBC	67
10/20/25	Taiwan Dollars	761,363	U.S. Dollars	24,966	CITI	56
11/03/25	U.S. Dollars	280,000	Indian Rupees	24,922,568	BNP	52
10/20/25	U.S. Dollars	6,303	Thai Baht	202,428	GSC	45
10/17/25	U.S. Dollars	2,213	Indian Rupees	194,191	GSC	29
11/03/25	U.S. Dollars	150,000	South Korean Won	210,272,384	BNP	29
10/16/25	U.S. Dollars	11,233	Chinese Offshore Yuan	79,819	SC	22
10/17/25	U.S. Dollars	2,774	Indian Rupees	244,790	SC	21
10/16/25	U.S. Dollars	14,685	Chinese Offshore Yuan	104,415	DEUT	19
10/17/25	U.S. Dollars	2,816	Indian Rupees	248,811	DEUT	18
10/15/25	U.S. Dollars	25,871	Euro	22,000	BAR	17
10/17/25	U.S. Dollars	2,764	Indian Rupees	244,490	BOA	14
10/16/25	U.S. Dollars	7,475	Chinese Offshore Yuan	53,131	HSBC	12
11/04/25	British Pounds	8,344	U.S. Dollars	11,215	HSBC	8
10/16/25	U.S. Dollars	7,538	Chinese Offshore Yuan	53,639	MSCS	4
11/19/25	U.S. Dollars	1,986	Indian Rupees	176,780	DEUT	2
11/19/25	U.S. Dollars	1,228	Indian Rupees	109,272	CITI	2
11/04/25	U.S. Dollars	0	Japanese Yen	41	CITI	—
Subtotal Appreciation						$2,115,698
11/04/25	U.S. Dollars	1,781	Norwegian Kroner	17,770	BAR	$—
10/17/25	Indian Rupees	109,059	U.S. Dollars	1,228	CITI	(1)
10/17/25	Indian Rupees	176,429	U.S. Dollars	1,986	DEUT	(2)
11/04/25	U.S. Dollars	1,821	Norwegian Kroner	18,189	HSBC	(2)
10/15/25	U.S. Dollars	109,014	Indonesian Rupiahs	1,818,353,520	GSC	(2)
10/16/25	U.S. Dollars	6,841	Chinese Offshore Yuan	48,722	BNP	(2)
10/02/25	U.S. Dollars	11,213	British Pounds	8,344	HSBC	(8)
11/04/25	U.S. Dollars	5,297	Japanese Yen	781,666	SC	(9)
12/17/25	Indonesian Rupiahs	1,822,714,080	U.S. Dollars	109,014	GSC	(16)
12/15/25	U.S. Dollars	24,966	Taiwan Dollars	756,869	CITI	(26)
10/15/25	U.S. Dollars	2,517	Turkish Lira	107,999	BAR	(47)
10/15/25	U.S. Dollars	48,136	Euro	41,000	MSCS	(47)
10/20/25	Taiwan Dollars	755,338	U.S. Dollars	24,904	CITI	(80)
10/15/25	U.S. Dollars	87,683	Indonesian Rupiahs	1,464,043,051	SC	(91)
10/15/25	Indonesian Rupiahs	211,901,820	U.S. Dollars	12,855	JPM	(151)
10/02/25	U.S. Dollars	13,718	Norwegian Kroner	138,558	CITI	(166)
10/15/25	Indonesian Rupiahs	196,043,712	U.S. Dollars	11,919	CITI	(166)
10/15/25	Indonesian Rupiahs	197,135,127	U.S. Dollars	11,989	SC	(170)
10/02/25	U.S. Dollars	427,483	British Pounds	318,000	JPM	(195)
11/03/25	U.S. Dollars	250,000	Indonesian Rupiahs	4,177,841,897	BNP	(219)
10/02/25	Euro	494,000	U.S. Dollars	580,211	HSBC	(230)
10/17/25	Euro	33,000	U.S. Dollars	39,023	MSCS	(237)
10/15/25	U.S. Dollars	45,529	Euro	39,000	BAR	(303)
10/20/25	Taiwan Dollars	1,216,147	U.S. Dollars	40,366	MSCS	(398)
10/22/25	U.S. Dollars	173,323	Polish Zloty	631,894	BNP	(475)
10/15/25	U.S. Dollars	112,959	Indonesian Rupiahs	1,892,853,963	CITI	(523)
10/15/25	U.S. Dollars	109,249	Indonesian Rupiahs	1,832,761,224	BNP	(631)
10/02/25	U.S. Dollars	2,783,262	British Pounds	2,070,000	BAR	(681)
11/04/25	U.S. Dollars	463,811	Danish Kroner	2,946,159	JPM	(758)
11/04/25	Brazilian Reals	1,736,043	U.S. Dollars	324,112	BNP	(819)
10/22/25	South Korean Won	116,167,354	U.S. Dollars	83,784	DEUT	(957)
11/13/25	U.S. Dollars	169,101	Israeli Shekels	564,000	JPM	(1,186)
12/02/25	Brazilian Reals	5,230,059	U.S. Dollars	969,247	SC	(1,277)
11/19/25	Indian Rupees	170,654,930	U.S. Dollars	1,916,438	CITI	(1,296)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/25	Polish Zloty	1,287,000	U.S. Dollars	355,356	BNP	$(1,376)
10/15/25	Indonesian Rupiahs	1,815,918,448	U.S. Dollars	110,374	GSC	(1,504)
11/13/25	U.S. Dollars	50,076	Israeli Shekels	171,274	UBS	(1,636)
10/22/25	South Korean Won	201,064,564	U.S. Dollars	145,033	JPM	(1,675)
10/02/25	U.S. Dollars	250,212	Danish Kroner	1,602,148	CITI	(1,775)
10/31/25	U.S. Dollars	274,800	Peruvian Nuevo Soles	962,267	SC	(2,116)
10/02/25	Singapore Dollars	424,972	U.S. Dollars	331,606	HSBC	(2,157)
10/02/25	U.S. Dollars	210,252	Danish Kroner	1,350,609	SC	(2,173)
10/22/25	South Korean Won	933,648,884	U.S. Dollars	668,014	HSBC	(2,328)
10/16/25	U.S. Dollars	435,396	Peruvian Nuevo Soles	1,522,014	CITI	(2,777)
10/02/25	U.S. Dollars	170,741	Swedish Kronor	1,636,930	HSBC	(3,134)
12/17/25	Euro	1,022,396	U.S. Dollars	1,209,000	JPM	(3,149)
10/02/25	U.S. Dollars	168,375	Norwegian Kroner	1,713,501	UBS	(3,326)
10/02/25	U.S. Dollars	475,694	Swiss Francs	381,469	BAR	(3,508)
12/17/25	U.S. Dollars	2,546,578	Swiss Francs	2,010,944	MSCS	(3,676)
10/02/25	Euro	1,843,000	U.S. Dollars	2,167,591	CITI	(3,817)
10/20/25	U.S. Dollars	729,281	South African Rand	12,681,000	BOA	(3,919)
10/15/25	U.S. Dollars	562,977	Israeli Shekels	1,878,127	UBS	(4,059)
11/04/25	U.S. Dollars	1,097,410	Japanese Yen	162,288,076	HSBC	(4,291)
10/02/25	Brazilian Reals	38,900,000	U.S. Dollars	7,313,405	GSC	(4,466)
11/04/25	U.S. Dollars	3,015,895	Australian Dollars	4,562,283	BAR	(4,519)
11/04/25	U.S. Dollars	7,368,565	Singapore Dollars	9,483,793	CITI	(4,784)
10/02/25	Swiss Francs	1,522,000	U.S. Dollars	1,916,984	HSBC	(5,044)
10/02/25	U.S. Dollars	2,508,261	Japanese Yen	371,700,000	BOA	(5,179)
11/04/25	U.S. Dollars	1,289,085	Japanese Yen	190,867,081	BNP	(6,626)
10/15/25	Indonesian Rupiahs	8,323,371,049	U.S. Dollars	506,228	BNP	(7,217)
12/17/25	U.S. Dollars	378,988	Mexican Pesos	7,139,003	UBS	(7,546)
12/17/25	U.S. Dollars	457,792	Peruvian Nuevo Soles	1,623,695	BOA	(8,891)
11/19/25	Indian Rupees	511,679,648	U.S. Dollars	5,751,277	JPM	(9,053)
10/22/25	U.S. Dollars	1,481,109	South Korean Won	2,090,133,629	GSC	(9,144)
12/17/25	U.S. Dollars	1,550,000	Euro	1,322,168	SS	(9,413)
12/17/25	Norwegian Kroner	8,133,256	U.S. Dollars	824,581	MLIB	(9,416)
12/17/25	Australian Dollars	2,629,382	U.S. Dollars	1,751,000	BNP	(9,519)
10/15/25	Indian Rupees	170,105,296	U.S. Dollars	1,923,289	GSC	(9,774)
10/16/25	Indonesian Rupiahs	10,917,667,828	U.S. Dollars	664,878	BNP	(10,375)
12/17/25	Norwegian Kroner	14,043,822	Euro	1,203,000	CITI	(11,303)
10/20/25	South Korean Won	851,473,679	U.S. Dollars	618,536	BNP	(11,461)
12/17/25	Canadian Dollars	1,655,409	U.S. Dollars	1,205,874	BNP	(11,931)
11/20/25	U.S. Dollars	3,034,067	South African Rand	52,809,000	BOA	(12,571)
10/22/25	Polish Zloty	11,097,000	U.S. Dollars	3,064,737	BOA	(12,587)
10/02/25	Japanese Yen	401,600,000	U.S. Dollars	2,729,038	HSBC	(13,414)
12/17/25	British Pounds	2,115,275	Euro	2,424,000	MLIB	(13,873)
11/04/25	U.S. Dollars	1,103,760	Japanese Yen	164,748,762	BOA	(14,646)
11/04/25	U.S. Dollars	1,502,048	Japanese Yen	223,464,444	MSCS	(14,952)
10/16/25	Indian Rupees	229,722,230	U.S. Dollars	2,598,957	BNP	(15,020)
10/16/25	Indonesian Rupiahs	17,679,015,885	U.S. Dollars	1,075,122	GSC	(15,283)
12/17/25	Canadian Dollars	4,119,106	Euro	2,532,000	JPM	(15,481)
11/13/25	U.S. Dollars	499,484	Israeli Shekels	1,705,763	DEUT	(15,534)
12/17/25	New Zealand Dollars	2,479,718	U.S. Dollars	1,458,000	UBS	(15,887)
10/16/25	Indian Rupees	280,401,697	U.S. Dollars	3,171,043	GSC	(17,058)
12/17/25	Swiss Francs	2,277,344	U.S. Dollars	2,907,000	DEUT	(18,900)
12/17/25	Canadian Dollars	4,051,049	U.S. Dollars	2,942,000	JPM	(20,234)
11/04/25	U.S. Dollars	13,139,823	Euro	11,186,036	BAR	(22,200)
12/17/25	Swedish Kronor	13,730,138	U.S. Dollars	1,488,192	DEUT	(22,505)
12/17/25	Canadian Dollars	2,254,039	U.S. Dollars	1,648,647	DEUT	(22,951)
12/17/25	Japanese Yen	504,297,329	U.S. Dollars	3,465,980	BNP	(27,821)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	New Zealand Dollars	2,526,726	Australian Dollars	2,266,000	RBC	$(31,356)
10/02/25	British Pounds	2,402,000	U.S. Dollars	3,266,577	CITI	(36,127)
11/04/25	U.S. Dollars	23,815,724	Canadian Dollars	33,139,460	CITI	(39,261)
10/02/25	U.S. Dollars	17,325,538	Euro	14,814,036	JPM	(66,883)
04/02/26	U.S. Dollars	4,347,959	Brazilian Reals	24,800,000	BNP	(108,995)
04/02/26	U.S. Dollars	14,786,068	Brazilian Reals	84,100,000	GSC	(328,040)
10/02/25	U.S. Dollars	9,330,193	Brazilian Reals	55,700,000	BNP	(1,135,306)
10/02/25	U.S. Dollars	32,720,017	Brazilian Reals	188,671,971	GSC	(2,729,646)
Subtotal Depreciation						$(5,005,759)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$(2,890,061)
Swap Agreements outstanding at September 30, 2025:
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issuers—Sell Protection
Softbank Group Corp. 2.84% 12/14/2029 (Receive Quarterly)	1.00%	6/20/2026	GSC	USD	500,000	$10,412	$10,489	$(77)
						$10,412	$10,489	$(77)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.23%	1.00%	6/20/2026	USD	2,800,000	$29,488	$29,130	$358
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.07%	1.00%	6/20/2026	USD	2,100,000	48,612	(11,393)	60,005
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.21%	1.00%	6/20/2026	USD	2,400,000	14,592	11,126	3,466
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.08%	1.00%	12/20/2026	USD	2,600,000	14,195	(17,161)	31,356
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.32%	5.00%	12/20/2026	USD	870,000	63,344	62,306	1,038
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.23%	1.00%	6/20/2028	EUR	2,000,000	54,778	(23,988)	78,766
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.39%	1.00%	6/20/2028	USD	1,400,000	(26,488)	(27,006)	518
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.43%	1.00%	12/20/2028	USD	300,000	5,566	5,550	16
Deutsche Bank AG,Floating Rate due 12/7/2020 (Receive Quarterly)	0.77%	1.00%	6/20/2030	EUR	500,000	5,297	(746)	6,043
Subtotal Appreciation						$209,384	$27,818	$181,566
Goldman Sachs Group, 6.484% 10/24/2029 (Receive Quarterly)	0.27%	1.00%	6/20/2026	USD	300,000	$(562,604)	$(532,292)	$(30,312)
Morgan Stanley, 7.25% due 4/1/2032 (Receive Quarterly)	0.24%	1.00%	6/20/2026	USD	1,150,000	23,455	23,573	(118)
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.62%	5.00%	6/20/2028	USD	995,000	49,999	175,392	(125,393)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.27%	1.00%	12/20/2028	EUR	2,000,000	$37,788	$37,789	$(1)
Subtotal Depreciation						$(451,362)	$(295,538)	$(155,824)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at September 30, 2025						$(241,978)	$(267,720)	$25,742

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.45 Index (Pay Quarterly)	(1.00)%	12/20/2030	USD	14,000,000	$(58,104)	$(62,820)	$4,716
Subtotal Appreciation					$(58,104)	$(62,820)	$4,716
Markit CDX.NA.HY.44 Index (Pay Quarterly)	(5.00)%	6/20/2030	USD	7,000,000	$(74,576)	$(72,000)	$(2,576)
Subtotal Depreciation					$(74,576)	$(72,000)	$(2,576)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at September 30, 2025					$(132,680)	$(134,820)	$2,140

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	300,000	$(56,581)	$(62,716)	$6,135
Subtotal Appreciation						$(56,581)	$(62,716)	$6,135
Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.HY.43 Index (Pay Quarterly)	(5.00)%	12/20/2029	MSCS	USD	1,560,000	$(108,441)	$(97,935)	$(10,506)
Subtotal Appreciation						$(108,441)	$(97,935)	$(10,506)
Net Credit Default Swaps on Credit Indexes—Buy Protection outstanding at September 30, 2025						$(165,022)	$(160,651)	$(4,371)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
Markit CMBX.NA.AAA.17 (Receive Monthly)	0.00%	0.50%	12/15/2056	MSCS	USD	4,300,000	$16,200	$(26,054)	$42,254
							$16,200	$(26,054)	$42,254

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.31%	1.00%	12/20/2028	USD	5,960,000	$127,517	$105,160	$22,357
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.37%	1.00%	6/20/2029	USD	31,949,097	712,053	664,970	47,083
Markit CDX.NA.IG.43 Index (Receive Quarterly)	0.42%	1.00%	12/20/2029	USD	52,625,000	1,210,496	1,051,875	158,621
iTraxx Europe & Crossover Series 43 (Receive Quarterly)	0.50%	1.00%	6/20/2030	EUR	6,880,000	182,902	174,242	8,660
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.56%	1.00%	12/20/2030	EUR	1,480,000	22,550	(4,067)	26,617
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.52%	1.00%	12/20/2030	USD	16,200,000	370,719	363,815	6,904
Subtotal Appreciation						$2,626,237	$2,355,995	$270,242
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.52%	1.00%	12/20/2030	USD	14,260,000	$326,324	$328,134	$(1,810)
Subtotal Depreciation						$326,324	$328,134	$(1,810)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2025						$2,952,561	$2,684,129	$268,432

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	$99,863	$—	$99,863
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	7,370,000	62,781	6,695	56,086
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	8,847,275	9,925	9,288	637
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	31,914	—	31,914
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(94,834)	(163,594)	68,760
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	111,641	—	111,641
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	39,730,000	30,151	(16,877)	47,028
3.29% (Annually)	1-Day SOFR (Annually)	9/15/2027	USD	24,180,000	10,721	(73,801)	84,522
(0.25)% (Annually)	Swiss Average Overnight Rate (Annually)	12/17/2027	CHF	23,450,000	112,673	103,065	9,608
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2027	JPY	3,442,000,000	10,578	(28,159)	38,737
2.00% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2027	EUR	5,320,000	20,961	11,797	9,164
3.50% (Annually)	1-Day SOFR (Annually)	12/17/2027	USD	82,370,000	(327,873)	(400,516)	72,643
3.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	12/17/2027	AUD	168,670,000	(550,811)	(1,029,463)	478,652
Bank Of Canada Overnight Repo Rate (Semiannually)	2.25% (Semiannually)	12/17/2027	CAD	27,420,000	(30,573)	(99,733)	69,160
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	12/17/2027	CAD	10,440,000	24,616	21,917	2,699
1-Day MIBOR (Semiannually)	5.50% (Semiannually)	3/18/2028	INR	455,050,000	(710)	(908)	198
2.25% (Quarterly)	3-Month KWCDC (Quarterly)	3/18/2028	KRW	1,930,030,000	6,684	1,783	4,901
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	3/18/2028	ZAR	30,940,000	3,149	1,875	1,274
4.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/18/2028	CLP	2,056,030,000	1,976	(3,419)	5,395
8.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2028	COP	9,743,080,000	(5,092)	(13,499)	8,407
Thai Overnight Repurchase Rate (Quarterly)	1.00% (Quarterly)	3/18/2028	THB	130,180,000	2,562	(316)	2,878
1-Day SOFR (Annually)	3.55% (Annually)	4/25/2028	USD	10,000,000	10,839	—	10,839

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	$5,446	$—	$5,446
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	202,440,000	338,033	157,027	181,006
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	239,355,543	(279,354)	(519,605)	240,251
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	18,945	—	18,945
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	10,857,720	(5,276)	(11,609)	6,333
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	114,436	—	114,436
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	127,840	—	127,840
2.05% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	1,400,000	7,587	—	7,587
2.06% (Annually)	1-Day ESTR (Annually)	10/5/2029	EUR	4,900,000	24,204	—	24,204
3.25% (Annually)	1-Day SOFR (Annually)	2/28/2030	USD	37,270,000	100,207	7,417	92,790
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	991	—	991
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2030	JPY	7,669,000,000	581,284	328,119	253,165
3-Month New Zealand BBR FRA (Quarterly)	3.50% (Semiannually)	12/17/2030	NZD	23,030,000	213,935	96,688	117,247
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	12/17/2030	CAD	10,220,000	(12,563)	(76,759)	64,196
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/18/2031	ZAR	12,060,000	3,472	466	3,006
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	19,980,000	322,965	251,754	71,211
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,160,438	1,040,439	119,999
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	2,082,796,834	238,382	82,598	155,784
1-Day ESTR (Annually)	2.50% (Annually)	8/15/2034	EUR	9,450,000	52,507	1,871	50,636
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2034	USD	28,100,000	(141,048)	(609,717)	468,669
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	51,770,000	301,135	(2,260)	303,395
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	12/17/2035	CHF	1,710,000	(4,936)	(6,967)	2,031
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2035	JPY	5,255,000,000	935,801	686,836	248,965
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2035	EUR	7,090,000	146,710	143,475	3,235
3.75% (Annually)	1-Day SOFR (Annually)	12/17/2035	USD	8,330,000	(65,752)	(72,872)	7,120
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/17/2035	NZD	9,900,000	129,110	57,026	72,084
4.00% (Annually)	6-Month NIBOR (Semiannually)	12/17/2035	NOK	20,280,000	14,101	(10,394)	24,495
4.25% (Semiannually)	6-Month ASX BBSW (Semiannually)	12/17/2035	AUD	20,000	64	(86)	150
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	12/17/2035	CAD	3,790,000	(34,623)	(88,059)	53,436
3-Month JIBAR (Quarterly)	8.50% (Quarterly)	3/18/2036	ZAR	8,190,000	10,758	2,769	7,989
4.00% (Annually)	6-Month PRIBOR (Semiannually)	3/18/2036	CZK	15,890,000	14,090	2,586	11,504
6-Month EURIBOR (Semiannually)	2.75% (Annually)	3/18/2036	EUR	16,900,000	34,022	482	33,540
6-Month WIBOR (Semiannually)	4.50% (Annually)	3/18/2036	PLN	910,000	(842)	(1,994)	1,152
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	31,020,000	(249,122)	(284,905)	35,783
1-Day SOFR (Annually)	4.57% (Annually)	7/16/2040	USD	69,950,000	237,592	(45,344)	282,936
3.00% (Annually)	6-Month EURIBOR (Semiannually)	7/30/2045	EUR	80,390,000	451,277	364,511	86,766
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/17/2045	EUR	2,710,000	(209,012)	(211,024)	2,012
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	9,700,000	768,194	(4,872)	773,066
2.80% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2055	EUR	12,930,000	195,771	54,442	141,329
3.98% (Annually)	1-Day SOFR (Annually)	11/6/2055	USD	9,050,000	(73,819)	(75,083)	1,264
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	12/17/2055	JPY	1,190,000,000	(865,768)	(882,182)	16,414
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	14,530,000	1,041,656	758,865	282,791
Subtotal Appreciation					$5,189,979	$(540,226)	$5,730,205

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	$(910,713)	$—	$(910,713)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,795	(23,034)	—	(23,034)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(21,121)	—	(21,121)
1-Day ESTR (Annually)	1.75% (Annually)	12/17/2027	EUR	4,620,000	(19,937)	(17,680)	(2,257)
1-Day SOFR (Annually)	3.75% (Annually)	12/17/2027	USD	5,240,000	45,904	64,401	(18,497)
1-Day SONIA (Annually)	4.00% (Annually)	12/17/2027	GBP	93,260,000	632,431	770,148	(137,717)
3-Month ASX BBSW (Quarterly)	4.00% (Quarterly)	12/17/2027	AUD	1,880,000	12,086	18,267	(6,181)
3-Month STIBOR (Quarterly)	2.00% (Annually)	12/17/2027	SEK	545,800,000	(109,514)	(14,949)	(94,565)
6-Month NIBOR (Semiannually)	3.75% (Annually)	12/17/2027	NOK	814,600,000	(570,384)	(150,553)	(419,831)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	3/15/2028	MXN	82,870,000	19,742	22,503	(2,761)
3.75% (Annually)	6-Month WIBOR (Semiannually)	3/18/2028	PLN	2,450,000	1,948	2,670	(722)
6-Month BUBOR (Semiannually)	6.00% (Annually)	3/18/2028	HUF	938,730,000	(4,232)	912	(5,144)
6-Month PRIBOR (Semiannually)	3.75% (Annually)	3/18/2028	CZK	84,670,000	(3,802)	7,846	(11,648)
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	3/18/2028	CNY	23,400,000	(4,628)	(3,212)	(1,416)
3.58% (Annually)	1-Day SOFR (Annually)	6/3/2028	USD	13,000,000	(42,610)	—	(42,610)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	239,355,543	(439,421)	(208,398)	(231,023)
6-Month EURIBOR (Semiannually)	2.40% (Annually)	8/11/2029	EUR	36,740,000	(44,743)	(10,723)	(34,020)
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	(212,549)	46,270	(258,819)
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	212,650,000	(733,980)	(200,118)	(533,862)
3.53% (Annually)	1-Day SOFR (Annually)	7/15/2030	USD	12,340,000	(62,785)	(10,042)	(52,743)
1-Day SONIA (Annually)	3.75% (Annually)	9/17/2030	GBP	14,200,000	(77,839)	(73,822)	(4,017)
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	(9,459)	—	(9,459)
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	(28,878)	—	(28,878)
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	(6,046)	—	(6,046)
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	(6,744)	—	(6,744)
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	(6,339)	—	(6,339)
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	23,600,000	(121,925)	—	(121,925)
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	(36,340)	—	(36,340)
1-Day SOFR (Annually)	3.37% (Annually)	11/6/2030	USD	34,080,000	11,485	135,703	(124,218)
1-Day SONIA (Annually)	3.75% (Annually)	12/17/2030	GBP	15,020,000	(83,393)	(17,104)	(66,289)
6-Month EURIBOR (Semiannually)	2.25% (Annually)	12/17/2030	EUR	34,100,000	(295,447)	(274,071)	(21,376)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.50% (Lunar)	3/12/2031	MXN	35,300,000	10,088	15,689	(5,601)
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/18/2031	THB	89,130,000	(12,946)	(8,395)	(4,551)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	3/18/2031	COP	4,490,590,000	1,429	7,980	(6,551)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	3/18/2031	EUR	1,910,000	6,209	8,282	(2,073)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	56,400,000	8,990	221,129	(212,139)
3.75% (Annually)	1-Day SOFR (Annually)	5/15/2032	USD	40,800,000	(673,636)	(8,963)	(664,673)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(434,010)	45,028	(479,038)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2033	CAD	1,500,000	(21,881)	5,423	(27,304)
3.00% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2034	CAD	8,200,000	(99,614)	5,897	(105,511)
3.89% (Annually)	1-Day SOFR (Annually)	3/3/2035	USD	300,000	(5,483)	—	(5,483)
1-Day SONIA (Annually)	4.00% (Annually)	12/17/2035	GBP	2,280,000	(42,377)	(23,521)	(18,856)
3-Month STIBOR (Quarterly)	2.75% (Annually)	12/17/2035	SEK	56,860,000	183	17,024	(16,841)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	3/5/2036	MXN	16,380,000	12,139	13,888	(1,749)
1-Day CLP-TNA (Semiannually)	5.25% (Semiannually)	3/18/2036	CLP	941,570,000	(3,779)	5,007	(8,786)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/18/2036	HUF	7,630,000	$(166)	$(46)	$(120)
6-Month EURIBOR (Semiannually)	3.30% (Annually)	7/30/2040	EUR	33,590,000	(33,884)	(32,851)	(1,033)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	2,434,633,455	(637,596)	(194,854)	(442,742)
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	13,140,000	(17,117)	39,479	(56,596)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	6/18/2055	JPY	280,000,000	(198,442)	63,706	(262,148)
3.85% (Annually)	1-Day SOFR (Annually)	7/17/2055	USD	54,000,000	(32,302)	81,812	(114,114)
6-Month EURIBOR (Semiannually)	2.60% (Annually)	7/29/2055	EUR	53,980,000	(262,607)	(178,084)	(84,523)
6-Month EURIBOR (Semiannually)	2.90% (Annually)	8/15/2055	EUR	11,990,000	38,751	47,269	(8,518)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2055	EUR	6,110,000	947,522	956,492	(8,970)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	14,530,000	(945,525)	(674,834)	(270,691)
2.60% (Annually)	6-Month EURIBOR (Semiannually)	8/16/2075	EUR	8,910,000	(57,597)	(29,312)	(28,285)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2075	EUR	1,560,000	28,752	35,570	(6,818)
Subtotal Depreciation					$(5,577,166)	$506,863	$(6,084,029)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2025					$(387,187)	$(33,363)	$(353,824)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Financing Index: 1-Day US Federal Fund Effective Rate - 0.67%	Markit iBoxx USD Liquid Investment Grade Index (Monthly)	11/4/2025	BAR	USD	3,340,533	$53,875	$—	$53,875
						$53,875	$ —	$53,875
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Tennessee Valley Authority
5.25%, 02/01/55 (Cost $123,162)	$125,000	$124,879
ASSET-BACKED SECURITIES — 2.8%
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	165,602	156,272
AASET, Ltd., Series 2024-2A, Class A
5.93%, 09/16/49 144A	232,499	237,580
Acrec LLC, Series 2025-FL3, Class A
(Floating, CME Term SOFR 1M + 1.31%), 5.45%, 08/18/42 144A †	1,500,000	1,496,226
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	221,416	226,687
Allegany Park CLO, Ltd., Series 2019-1A, Class BRR
(Floating, CME Term SOFR 3M + 1.50%), 5.77%, 01/20/35 144A †	1,250,000	1,248,438
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	101,137	101,056
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	101,811
Applebee's Funding LLC, Series 2025-1A, Class A2
6.72%, 06/07/55 144A	310,000	314,205
AREIT, Ltd., Series 2025-CRE10, Class A
(Floating, CME Term SOFR 1M + 1.39%), 5.53%, 12/17/29 144A †	600,000	603,183
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	54,535	54,144
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	131,332
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	118,092
Carmax Select Receivables Trust, Series 2025-B, Class D
5.33%, 07/15/31	200,000	199,796
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	8,617	8,413
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	24,216
Cathedral Lake VI, Ltd., Series 2021-6A, Class BR
(Floating, CME Term SOFR 3M + 1.85%), 6.11%, 04/25/34 144A †	834,376	836,429
	Par	Value
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	$130,886	$131,716
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	87,968	90,407
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	103,273
Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1
5.32%, 05/25/50 144A	85,000	86,410
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2
5.66%, 02/25/50 144A	90,000	91,971
Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3
5.85%, 02/25/50 144A	35,000	35,388
CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2
4.65%, 05/20/49 144A	60,000	58,386
DataBank Issuer II LLC, Series 2025-1A, Class A2
5.18%, 09/27/55 144A	215,000	215,614
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	52,754	52,577
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	51,879
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	11,862	11,912
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	41,080
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,472
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	104,026
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 05/15/31	110,000	111,899
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	39,439
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	47,965
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,305
Foundation Finance Trust, Series 2025-1A, Class B
5.26%, 04/15/50 144A	100,000	101,304
Foundation Finance Trust, Series 2025-1A, Class D
6.09%, 04/15/50 144A	100,000	100,101

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	$190,000	$193,046
Frontier Issuer LLC, Series 2023-1, Class C
11.50%, 08/20/53 144A	50,000	52,136
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	100,000	112,364
GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1
6.28%, 02/25/55 144A STEP	184,288	184,927
Global SC Finance X, Ltd., Series 2025-1H, Class A
6.17%, 09/22/45 144A	165,000	164,999
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,726
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,972
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,297
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A
5.35%, 10/20/46 144A	24,410	24,753
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,625	25,548
Hertz Vehicle Financing III LLC, Series 2025-3A, Class C
6.13%, 12/26/29 144A	105,000	106,407
Invesco CLO, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 1.68%), 5.97%, 07/20/35 144A †	1,194,411	1,197,158
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 5.99%, 05/20/54 144A †	62,807	63,131
Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A
5.49%, 09/10/31 144A	100,000	100,560
Marlette Funding Trust, Series 2023-4A, Class B
8.15%, 12/15/33 144A	100,000	103,686
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	48,644	48,943
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	100,812
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2
5.40%, 08/20/55 144A	75,000	76,235
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B
5.59%, 08/20/55 144A	115,000	116,022
	Par	Value
MF1 LLC, Series 2025-FL20, Class A
(Floating, CME Term SOFR 1M + 1.45%), 5.59%, 02/18/43 144A †	$600,000	$601,014
MF1 LLC, Series 2025-FL20, Class AS
(Floating, CME Term SOFR 1M + 1.70%), 5.84%, 08/18/37 144A †	1,800,000	1,803,066
MF1 LLC, Series 2025-FL20, Class B
(Floating, CME Term SOFR 1M + 1.95%), 6.09%, 08/18/37 144A †	705,321	706,518
MF1, Series 2024-FL16, Class C
(Floating, CME Term SOFR 1M + 2.54%, 2.54% Floor), 6.68%, 11/18/39 144A †	825,000	820,066
Mission Lane Credit Card Master Trust, Series 2024-B, Class A
5.88%, 01/15/30 144A	100,000	101,018
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.80%, 05/15/30 144A	100,000	101,219
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	33,166	31,463
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	72,645
Neuberger Berman Loan Advisers CLO 40, Ltd., Series 2021-40A, Class BR
(Floating, CME Term SOFR 3M + 1.65%), 5.75%, 10/16/37 144A †	1,250,000	1,253,750
NYMT Loan Trust, Series 2025-R1, Class A
6.38%, 02/25/30 144A STEP	30,787	30,869
OWN Equipment Fund I LLC, Series 2024-2M, Class A
5.70%, 12/20/32 144A	125,313	127,311
OWN Equipment Fund II LLC, Series 2025-1M, Class A
5.48%, 09/26/33 144A	96,550	97,581
PFP, Ltd., Series 2025-12, Class A
(Floating, CME Term SOFR 1M + 1.49%), 5.63%, 12/18/42 144A †	600,000	600,495
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	49,500	50,519
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	81,527
PRET LLC, Series 2025-NPL3, Class A1
(Step to 9.71% on 05/25/28), 6.71%, 04/25/55 144A STEP	96,272	96,501
PRET LLC, Series 2025-NPL6, Class A1
(Step to 8.74% on 07/25/28), 5.74%, 06/25/55 144A STEP	96,077	95,991

	Par	Value
PRET LLC, Series 2025-NPL8, Class A1
(Step to 8.73% on 08/25/28), 5.73%, 07/25/55 144A STEP	$164,659	$165,642
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	19,809
QTS Issuer ABS II LLC, Series 2025-1A, Class B
5.78%, 10/05/55 144A †††	100,000	99,411
RCO IX Mortgage LLC, Series 2025-2, Class A1
(Step to 9.51% on 05/25/28), 6.51%, 04/25/30 144A STEP	181,613	181,932
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
5.97%, 10/15/31	105,000	107,758
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	102,392
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 4.75%, 03/25/44†	62,097	60,158
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 4.99%, 01/15/53 144A †	48,628	48,197
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	87,754
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	228,275	231,652
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	86,205	34,458
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	63,333	59,082
TMCL VII Holdings, Ltd., Series 2025-1H, Class A
6.43%, 07/23/50 144A	158,037	158,544
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 5.66%, 11/15/27 144A †	200,000	200,262
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	130,616	135,553
VCAT LLC, Series 2025-NPL1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/55 144A STEP	80,423	80,656
VCAT LLC, Series 2025-NPL3, Class A1
(Step to 8.89% on 03/25/28), 5.89%, 02/25/55 144A STEP	141,474	141,729
	Par	Value
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 10/25/25), 5.24%, 04/25/51 144A STEP	$4,010	$4,012
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	104,092
Wingstop Funding LLC, Series 2024-1A, Class A2
5.86%, 12/05/54 144A	100,000	103,698
Zayo Issuer LLC, Series 2025-3A, Class A2
5.57%, 10/20/55 144A †††	180,000	180,391
Total Asset-Backed Securities (Cost $19,098,781)		19,100,461
CORPORATE BONDS — 22.9%
Accenture Capital, Inc.
4.25%, 10/04/31	150,000	149,870
4.50%, 10/04/34	101,000	99,672
Acrisure LLC
7.50%, 11/06/30 144A	150,000	156,379
6.75%, 07/01/32 144A	450,000	463,727
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	9,000	12,506
AECOM
6.00%, 08/01/33 144A	850,000	869,728
AEP Transmission Co. LLC
5.38%, 06/15/35	221,000	228,801
Air Lease Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ ^	120,000	118,617
Albertsons Cos., Inc.
6.25%, 03/15/33 144A	30,000	30,727
Alliant Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 5.75%, 04/01/56^	165,000	165,374
Alliant Holdings Intermediate LLC
6.50%, 10/01/31 144A	90,000	92,131
Allied Universal Holdco LLC
6.00%, 06/01/29 144A Δ	200,000	196,792
7.88%, 02/15/31 144A	300,000	314,811
Allison Transmission, Inc.
3.75%, 01/30/31 144A Δ	75,000	69,349
Ally Financial, Inc.
(Variable, U.S. SOFR Index + 1.73%), 5.54%, 01/17/31^	225,000	229,327
Alphabet, Inc.
3.38%, 05/06/37(E)	200,000	231,994
4.00%, 05/06/54(E)	102,000	117,009
Amentum Holdings, Inc.
7.25%, 08/01/32 144A	400,000	415,664
American Airlines, Inc.
5.75%, 04/20/29 144A	110,000	110,503
American Axle & Manufacturing, Inc.
7.75%, 10/15/33 144A	300,000	302,526

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.03%), 7.05%, 12/15/54^	$335,000	$351,779
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.94%), 6.05%, 03/15/56^	40,000	40,156
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	17,728
American International Group, Inc.
4.85%, 05/07/30Δ	425,000	435,049
5.13%, 03/27/33Δ	222,000	228,523
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	447,752
3.63%, 05/30/32(E)	343,000	409,822
5.90%, 11/15/33Δ	600,000	643,503
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	255,000	228,912
Amgen, Inc.
5.75%, 03/02/63	180,000	179,710
Amsted Industries, Inc.
6.38%, 03/15/33 144A	850,000	873,171
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/33 144A	300,000	308,622
Antares Holdings LP
3.75%, 07/15/27 144A	505,000	491,146
Aon North America, Inc.
5.75%, 03/01/54	115,000	115,906
AppLovin Corporation
5.13%, 12/01/29	100,000	102,326
5.38%, 12/01/31	45,000	46,568
5.50%, 12/01/34Δ	560,000	578,340
Aramark International Finance S.a.r.l.
4.38%, 04/15/33(E)	100,000	117,764
Ares Capital Corporation
3.20%, 11/15/31	375,000	336,078
Arrow Electronics, Inc.
2.95%, 02/15/32	281,000	251,153
5.88%, 04/10/34	213,000	223,360
Arthur J Gallagher & Co.
5.00%, 02/15/32	20,000	20,423
6.50%, 02/15/34	164,000	181,990
5.45%, 07/15/34	30,000	31,137
5.15%, 02/15/35	55,000	55,690
5.75%, 03/02/53	246,000	245,204
Asbury Automotive Group, Inc.
5.00%, 02/15/32 144A Δ	90,000	86,489
Ashtead Capital, Inc.
5.95%, 10/15/33 144A Δ	200,000	211,531
AT&T, Inc.
5.38%, 08/15/35Δ	250,000	257,579
3.65%, 06/01/51Δ	250,000	180,916
3.50%, 09/15/53	240,000	166,137
AthenaHealth Group, Inc.
6.50%, 02/15/30 144A Δ	120,000	119,121
	Par	Value
Athene Holding, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.58%), 6.88%, 06/28/55^	$290,000	$297,372
Atlassian Corporation
5.50%, 05/15/34	285,000	293,773
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	160,619
4.63%, 07/15/28 144A	55,000	54,151
Avery Dennison Corporation
4.00%, 09/11/35(E)	100,000	117,757
Aviation Capital Group LLC
6.25%, 04/15/28 144A	55,000	57,375
6.75%, 10/25/28 144A	100,000	106,408
6.38%, 07/15/30 144A	105,000	112,366
4.80%, 10/24/30 144A	200,000	199,902
Axon Enterprise, Inc.
6.13%, 03/15/30 144A	30,000	30,886
6.25%, 03/15/33 144A	820,000	846,073
Baldwin Insurance Group Holdings LLC
7.13%, 05/15/31 144A	510,000	529,826
Ball Corporation
5.50%, 09/15/33	380,000	384,322
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	203,705
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	220,000	225,541
(Variable, U.S. SOFR + 1.32%), 2.69%, 04/22/32Δ ^	365,000	332,592
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	135,000	122,976
(Variable, U.S. SOFR + 1.74%), 5.52%, 10/25/35^	30,000	30,741
(Variable, U.S. SOFR + 1.31%), 5.51%, 01/24/36^	175,000	183,006
(Variable, U.S. SOFR + 1.64%), 5.46%, 05/09/36^	194,000	202,357
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	52,105
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37Δ ^	105,000	98,135
Bath & Body Works, Inc.
6.63%, 10/01/30 144A	80,000	81,898
Beach Acquisition Bidco LLC PIK
Cash coupon 10.00% or PIK 10.75%, 07/15/33 144A 1	400,000	432,465
Becton, Dickinson and Co.
4.87%, 02/08/29	410,000	418,217
Belden, Inc.
3.88%, 03/15/28(E)	100,000	117,719
Berkshire Hathaway Energy Co.
5.15%, 11/15/43Δ	66,000	64,225
4.60%, 05/01/53	55,000	47,368

	Par	Value
BGC Group, Inc.
6.15%, 04/02/30 144A	$110,000	$112,857
Biogen, Inc.
5.05%, 01/15/31Δ	204,000	209,816
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 144A	80,000	84,474
Blackstone Private Credit Fund
6.00%, 01/29/32Δ	6,000	6,194
Block, Inc.
3.50%, 06/01/31Δ	285,000	265,458
Blue Owl Finance LLC
6.25%, 04/18/34Δ	170,000	178,400
Boeing Co. (The)
6.39%, 05/01/31	155,000	168,894
6.53%, 05/01/34	585,000	647,162
5.71%, 05/01/40	120,000	122,518
5.81%, 05/01/50	977,000	976,721
6.86%, 05/01/54	440,000	502,244
5.93%, 05/01/60	10,000	9,998
7.01%, 05/01/64	50,000	57,925
Booking Holdings, Inc.
0.50%, 03/08/28(E)	275,000	307,878
3.25%, 11/21/32(E)	237,000	277,584
4.13%, 05/09/38(E)	137,000	163,674
4.00%, 03/01/44(E)	100,000	112,196
3.88%, 03/21/45(E)	300,000	329,475
Booz Allen Hamilton, Inc.
5.95%, 04/15/35Δ	289,000	301,521
Boston Gas Co.
5.84%, 01/10/35 144A	444,000	468,701
Boston Properties LP REIT
2.55%, 04/01/32	234,000	202,415
Broadcom, Inc.
4.55%, 02/15/32	541,000	545,035
3.47%, 04/15/34 144A	670,000	611,717
3.14%, 11/15/35 144A	240,000	207,727
Brown & Brown, Inc.
5.25%, 06/23/32	47,000	48,229
5.55%, 06/23/35	40,000	41,179
6.25%, 06/23/55Δ	63,000	66,345
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 144A	300,000	303,362
Builders FirstSource, Inc.
6.75%, 05/15/35 144A	960,000	1,003,567
Burlington Northern Santa Fe LLC
5.50%, 03/15/55	324,000	325,104
Capital One Financial Corporation
(Variable, U.S. SOFR + 1.99%), 5.88%, 07/26/35^	40,000	41,971
(Variable, U.S. SOFR + 2.04%), 6.18%, 01/30/36Δ ^	215,000	223,110
(Variable, U.S. SOFR + 1.63%), 5.20%, 09/11/36^	100,000	98,938
Carlyle Group, Inc. (The)
5.05%, 09/19/35	567,000	565,236
	Par	Value
Carnival Corporation
4.00%, 08/01/28 144A	$95,000	$93,703
6.00%, 05/01/29 144A	45,000	45,700
5.75%, 03/15/30 144A	230,000	234,981
5.75%, 08/01/32 144A	220,000	224,164
6.13%, 02/15/33 144A Δ	395,000	405,138
Carvana Co. PIK
Cash coupon 9.00%, 06/01/31 144A 1	481,500	545,524
CCO Holdings LLC
5.00%, 02/01/28 144A	350,000	346,918
4.50%, 05/01/32Δ	650,000	591,949
CDW LLC
3.25%, 02/15/29	55,000	52,689
3.57%, 12/01/31	210,000	196,292
5.55%, 08/22/34Δ	185,000	189,801
Celanese U.S. Holdings LLC
6.75%, 04/15/33Δ	180,000	179,353
Cencora, Inc.
2.88%, 05/22/28(E)	100,000	118,182
Centene Corporation
2.45%, 07/15/28	5,000	4,650
4.63%, 12/15/29	175,000	169,790
3.38%, 02/15/30	50,000	46,028
3.00%, 10/15/30	190,000	169,891
2.50%, 03/01/31	225,000	193,959
CenterPoint Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.70%, 05/15/55^	65,000	67,244
5.95%, 04/01/56	145,000	145,000
Champ Acquisition Corporation
8.38%, 12/01/31 144A	400,000	426,254
Charter Communications Operating LLC
6.10%, 06/01/29	100,000	104,958
6.65%, 02/01/34	45,000	48,105
6.55%, 06/01/34Δ	105,000	111,939
6.38%, 10/23/35	45,000	47,161
5.85%, 12/01/35	177,000	178,758
4.80%, 03/01/50Δ	585,000	463,638
6.70%, 12/01/55	220,000	222,773
3.95%, 06/30/62	95,000	60,149
Chemours Co. (The)
4.63%, 11/15/29 144A	350,000	316,511
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,942
4.00%, 03/01/31	235,000	226,703
3.25%, 01/31/32	55,000	50,126
5.95%, 06/30/33	185,000	195,925
5.55%, 10/30/35 144A	304,000	310,772
Choice Hotels International, Inc.
5.85%, 08/01/34	30,000	30,699
Chord Energy Corporation
6.75%, 03/15/33 144A	450,000	456,216

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CHS/Community Health Systems, Inc.
5.25%, 05/15/30 144A	$450,000	$407,497
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 144A Δ	324,000	332,710
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	430,000	424,323
(Variable, U.S. SOFR + 1.83%), 6.02%, 01/24/36^	190,000	199,133
(Variable, Euribor 3M + 1.61%), 4.30%, 07/23/36(E) ^	250,000	299,707
Civitas Resources, Inc.
8.38%, 07/01/28 144A	155,000	160,859
8.63%, 11/01/30 144A	25,000	25,911
8.75%, 07/01/31 144A Δ	450,000	461,592
Cloud Software Group, Inc.
9.00%, 09/30/29 144A	220,000	228,435
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV »	8,000	9,104
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 144A	100,000	102,660
CMS Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.96%), 6.50%, 06/01/55^	35,000	36,273
Columbia Pipelines Operating Co. LLC
6.54%, 11/15/53 144A Δ	260,000	279,126
CommScope LLC
9.50%, 12/15/31 144A	110,000	113,930
Commvault Systems, Inc.
0.00%, 09/15/30 144A CONV »	12,000	12,414
Comstock Resources, Inc.
6.75%, 03/01/29 144A	450,000	449,578
5.88%, 01/15/30 144A	140,000	134,939
ConocoPhillips Co.
5.00%, 01/15/35	120,000	121,620
Continental Resources, Inc.
5.75%, 01/15/31 144A	1,170,000	1,207,079
2.88%, 04/01/32 144A Δ	245,000	213,640
ContourGlobal Power Holdings SA
6.75%, 02/28/30 144A	500,000	519,995
COPT Defense Properties LP REIT
4.50%, 10/15/30	123,000	122,249
2.75%, 04/15/31Δ	354,000	320,670
Corebridge Financial, Inc.
4.35%, 04/05/42	283,000	244,618
Corebridge Global Funding
4.90%, 08/21/32 144A	283,000	284,482
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A Δ	80,000	85,171
Cousins Properties LP REIT
5.88%, 10/01/34	196,000	205,806
Credit Acceptance Corporation
6.63%, 03/15/30 144A	850,000	853,005
CSC Holdings LLC
11.25%, 05/15/28 144A	200,000	185,306
	Par	Value
11.75%, 01/31/29 144A	$200,000	$168,314
4.13%, 12/01/30 144A Δ	600,000	393,399
4.63%, 12/01/30 144A	400,000	140,703
3.38%, 02/15/31 144A	200,000	129,145
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	100,000	117,495
Datadog, Inc.
0.00%, 12/01/29 144A CONV Δ »	26,000	25,805
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	20,459
3.25%, 02/15/32	135,000	123,102
Dealer Tire LLC
8.00%, 02/01/28 144A Δ	300,000	296,965
Delek Logistics Partners LP
7.38%, 06/30/33 144A	500,000	508,828
Dell International LLC
5.50%, 04/01/35Δ	300,000	310,027
5.10%, 02/15/36	180,000	179,067
Delta Air Lines, Inc.
5.25%, 07/10/30	75,000	76,541
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E)	275,000	307,381
Dick's Sporting Goods, Inc.
4.10%, 01/15/52	300,000	223,545
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	344,399
Dillard's, Inc.
7.75%, 07/15/26	450,000	457,775
Directv Financing LLC
8.88%, 02/01/30 144A	120,000	118,822
10.00%, 02/15/31 144A	430,000	429,691
Discovery Communications LLC
3.63%, 05/15/30	5,000	4,625
6.35%, 06/01/40	50,000	46,134
DISH DBS Corporation
7.75%, 07/01/26	95,000	94,223
5.75%, 12/01/28 144A Δ	115,000	110,341
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 05/15/55^	370,000	383,439
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.01%), 6.20%, 02/15/56^	60,000	60,448
DoorDash, Inc.
0.00%, 05/15/30 144A CONV »	18,000	20,502
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29 144A Δ	350,000	301,452
DR Horton, Inc.
5.00%, 10/15/34Δ	85,000	86,009
5.50%, 10/15/35	70,000	72,624
DTE Energy Co.
3.40%, 06/15/29	122,000	118,003
Duke Energy Carolinas LLC
4.95%, 01/15/33Δ	122,000	125,499
Duke Energy Corporation
5.45%, 06/15/34Δ	165,000	171,740

	Par	Value
Duke Energy Florida LLC
6.20%, 11/15/53	$231,000	$252,898
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	302,000	297,926
EchoStar Corporation
10.75%, 11/30/29	1,924,286	2,118,543
EchoStar Corporation PIK
Cash coupon 3.88% or PIK 3.88%, 11/30/30 CONV 1	70,900	174,591
Cash coupon 6.75% or PIK 6.75%, 11/30/301	273,005	281,666
Elevance Health, Inc.
4.10%, 05/15/32	25,000	24,318
5.38%, 06/15/34Δ	299,000	308,437
5.20%, 02/15/35Δ	835,000	851,383
4.63%, 05/15/42	150,000	135,328
Eli Lilly & Co.
5.50%, 02/12/55	286,000	292,341
Energy Transfer LP
5.75%, 02/15/33	225,000	235,934
6.55%, 12/01/33	280,000	306,388
5.55%, 05/15/34	130,000	133,440
5.60%, 09/01/34	135,000	138,619
5.70%, 04/01/35Δ	175,000	180,799
5.95%, 05/15/54	206,000	199,631
Entegris, Inc.
4.75%, 04/15/29 144A	275,000	272,935
Entergy Mississippi LLC
5.80%, 04/15/55	50,000	51,296
Enterprise Products Operating LLC
5.55%, 02/16/55	65,000	64,295
EOG Resources, Inc.
5.35%, 01/15/36	115,000	118,123
EPR Properties REIT
3.60%, 11/15/31	35,000	32,324
EQT Corporation
7.00%, 02/01/30	50,000	54,466
3.63%, 05/15/31 144A	225,000	210,491
Equitable Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.70%, 03/28/55Δ ^	340,000	354,689
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	624,366
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	13,000	12,415
Evergy, Inc.
4.50%, 12/15/27 CONV	12,000	15,101
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.03%), 6.65%, 06/01/55^	70,000	71,812
Eversource Energy
5.50%, 01/01/34	265,000	273,870
Expedia Group, Inc.
2.95%, 03/15/31Δ	490,000	454,479
5.40%, 02/15/35Δ	395,000	405,538
Extra Space Storage LP REIT
4.95%, 01/15/33	60,000	60,385
	Par	Value
Exxon Mobil Corporation
1.41%, 06/26/39(E)	$302,000	$259,305
Fair Isaac Corporation
6.00%, 05/15/33 144A	1,040,000	1,055,541
FedEx Corporation
4.13%, 07/30/37(E)	100,000	117,444
Ferguson Enterprises, Inc.
5.00%, 10/03/34Δ	286,000	288,151
Fiesta Purchaser, Inc.
9.63%, 09/15/32 144A Δ	300,000	324,628
FirstEnergy Corporation
3.88%, 01/15/31 144A CONV	13,000	14,060
Fiserv, Inc.
4.55%, 02/15/31	105,000	105,436
5.63%, 08/21/33	300,000	315,093
4.40%, 07/01/49Δ	253,000	208,758
Florida Power & Light Co.
2.88%, 12/04/51	209,000	135,253
Flowers Foods, Inc.
5.75%, 03/15/35Δ	282,000	287,434
6.20%, 03/15/55	77,000	76,411
Fluor Corporation
1.13%, 08/15/29 CONV	10,000	11,890
Ford Motor Credit Co. LLC
5.80%, 03/08/29	361,000	366,435
Foundry JV Holdco LLC
6.10%, 01/25/36 144A	320,000	340,354
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 144A	400,000	421,174
9.13%, 05/15/31 144A	25,000	26,620
8.38%, 04/01/32 144A	10,000	10,490
7.88%, 04/01/33 144A Δ	85,000	87,639
Freeport-McMoRan, Inc.
4.63%, 08/01/30Δ	5,000	4,954
Freshpet, Inc.
3.00%, 04/01/28 CONV	14,000	15,771
FTAI Aviation Investors LLC
7.88%, 12/01/30 144A	750,000	797,641
Gartner, Inc.
3.63%, 06/15/29 144A	65,000	62,294
3.75%, 10/01/30 144A	10,000	9,447
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,231
5.45%, 07/15/30Δ	210,000	216,404
Genesis Energy LP
8.25%, 01/15/29	560,000	584,461
Georgia Power Co.
4.95%, 05/17/33Δ	203,000	207,161
Glencore Funding LLC
6.13%, 10/06/28 144A Δ	150,000	157,529
2.50%, 09/01/30 144A	55,000	50,203
6.38%, 10/06/30 144A	180,000	194,416
2.85%, 04/27/31 144A Δ	420,000	385,454
5.70%, 05/08/33 144A Δ	120,000	126,813
6.50%, 10/06/33 144A	740,000	815,848
5.67%, 04/01/35 144A	10,000	10,399

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Global Payments, Inc.
1.50%, 03/01/31 CONV	$35,000	$32,121
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	85,000	84,949
3.50%, 03/01/29 144A	105,000	99,622
Goat Holdco LLC
6.75%, 02/01/32 144A	100,000	102,589
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	203,542
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	277,648
(Variable, U.S. SOFR + 1.14%), 4.69%, 10/23/30^	228,000	230,969
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	199,650
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	22,941
(Variable, U.S. SOFR + 1.42%), 5.02%, 10/23/35^	303,000	305,161
6.75%, 10/01/37	180,000	201,757
Goodyear Tire & Rubber Co. (The)
5.25%, 07/15/31	120,000	112,822
Granite Construction, Inc.
3.75%, 05/15/28 CONV	6,000	14,466
Graphic Packaging International LLC
6.38%, 07/15/32 144A Δ	450,000	457,523
Gray Media, Inc.
9.63%, 07/15/32 144A	300,000	306,754
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONV Δ	20,000	23,310
Harvest Midstream I LP
7.50%, 09/01/28 144A	90,000	91,038
Hawaiian Electric Co., Inc.
6.00%, 10/01/33 144A	700,000	706,522
HCA, Inc.
4.13%, 06/15/29	70,000	69,412
3.50%, 09/01/30Δ	40,000	38,219
2.38%, 07/15/31	30,000	26,622
5.50%, 06/01/33	210,000	218,255
5.60%, 04/01/34	85,000	88,269
5.45%, 09/15/34	298,000	305,792
5.13%, 06/15/39	329,000	317,167
Helmerich & Payne, Inc.
5.50%, 12/01/34	655,000	642,235
Herc Holdings, Inc.
7.00%, 06/15/30 144A	140,000	145,536
Hercules LLC
6.50%, 06/30/29	130,000	131,000
Hess Midstream Operations LP
4.25%, 02/15/30 144A	145,000	140,661
Hilcorp Energy I LP
6.00%, 04/15/30 144A	115,000	113,441
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	155,000	142,004
5.88%, 03/15/33 144A	800,000	817,209
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 144A Δ	20,000	18,680
	Par	Value
6.63%, 01/15/32 144A	$45,000	$45,736
Hologic, Inc.
3.25%, 02/15/29 144A	165,000	159,472
Home Depot, Inc. (The)
3.63%, 04/15/52	381,000	285,671
Host Hotels & Resorts LP REIT
5.50%, 04/15/35	180,000	181,338
HUB International, Ltd.
7.25%, 06/15/30 144A	140,000	146,114
Humana, Inc.
5.38%, 04/15/31	119,000	122,439
5.55%, 05/01/35	317,000	323,124
Hyundai Capital America
5.25%, 01/08/27 144A	74,000	74,819
6.38%, 04/08/30 144A	243,000	259,781
4.50%, 09/18/30 144A	85,000	84,632
Icahn Enterprises LP
10.00%, 11/15/29 144A	450,000	452,550
IHG Finance LLC
3.38%, 09/10/30(E)	100,000	117,692
Ingersoll Rand, Inc.
5.70%, 08/14/33	370,000	393,215
Insulet Corporation
6.50%, 04/01/33 144A	800,000	832,426
Intel Corporation
5.15%, 02/21/34Δ	535,000	542,610
5.70%, 02/10/53	167,000	161,611
InterDigital, Inc.
3.50%, 06/01/27 CONV	3,000	13,422
Invitation Homes Operating Partnership LP REIT
4.88%, 02/01/35	40,000	39,531
IQVIA, Inc.
2.25%, 01/15/28(E)	100,000	114,994
2.88%, 06/15/28(E)	100,000	116,339
Iron Mountain, Inc. REIT
5.25%, 07/15/30 144A	145,000	143,494
6.25%, 01/15/33 144A	900,000	918,688
Itron, Inc.
1.38%, 07/15/30 CONV Δ	17,000	19,525
Jane Street Group
6.13%, 11/01/32 144A	900,000	912,878
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29Δ	45,000	43,163
3.75%, 12/01/31Δ	50,000	47,338
3.63%, 01/15/32	779,000	727,082
6.75%, 03/15/34	185,000	204,634
5.50%, 01/15/36 144A	456,000	465,957
6.50%, 12/01/52	228,000	240,823
JBS U.S.A. LUX S.a.r.l.
5.95%, 04/20/35 144A	135,000	141,953
6.38%, 02/25/55 144A Δ	205,000	213,767
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	373,416
6.50%, 01/20/43	260,000	279,324
Jersey Central Power & Light Co.
2.75%, 03/01/32 144A	88,000	78,743

	Par	Value
JH North America Holdings, Inc.
5.88%, 01/31/31 144A	$331,000	$336,364
6.13%, 07/31/32 144A	382,000	391,605
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	289,775
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	220,000	229,855
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	483,123
(Variable, U.S. SOFR + 1.07%), 1.95%, 02/04/32^	370,000	327,177
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33^	25,000	25,502
(Variable, Euribor 3M + 0.98%), 3.76%, 03/21/34(E) ^	339,000	407,855
(Variable, Euribor 3M + 1.05%), 3.59%, 01/23/36(E) ^	417,000	489,783
(Variable, U.S. SOFR + 1.32%), 5.50%, 01/24/36^	423,000	442,769
(Variable, U.S. SOFR + 1.68%), 5.57%, 04/22/36Δ ^	120,000	126,547
(Variable, U.S. SOFR + 1.64%), 5.58%, 07/23/36^	75,000	77,806
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	104,000	74,879
KeHE Distributors LLC
9.00%, 02/15/29 144A	400,000	421,361
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	43,460
6.95%, 01/15/38	50,000	56,327
Kinder Morgan, Inc.
5.85%, 06/01/35	170,000	179,161
Kingpin Intermediate Holdings LLC
7.25%, 10/15/32 144A	300,000	285,803
Kraft Heinz Foods Co.
4.38%, 06/01/46	247,000	205,705
Kroger Co. (The)
5.50%, 09/15/54	329,000	320,939
Kronos International, Inc.
9.50%, 03/15/29(E)	100,000	124,119
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,502
5.40%, 07/31/33	160,000	166,834
5.35%, 06/01/34	230,000	238,485
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 144A	35,000	34,911
LBM Acquisition LLC
6.25%, 01/15/29 144A Δ	300,000	277,975
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	20,000	21,167
Leidos, Inc.
4.38%, 05/15/30	370,000	368,978
2.30%, 02/15/31	35,000	31,239
5.75%, 03/15/33	140,000	147,930
Level 3 Financing, Inc.
6.88%, 06/30/33 144A	560,000	571,208
LFS Topco LLC
8.75%, 07/15/30 144A Δ	300,000	301,620
	Par	Value
Liberty Mutual Group, Inc.
3.88%, 09/26/35(E)	$300,000	$350,172
LifePoint Health, Inc.
9.88%, 08/15/30 144A	400,000	433,675
10.00%, 06/01/32 144A Δ	150,000	157,681
LPL Holdings, Inc.
4.00%, 03/15/29 144A	394,000	385,684
5.75%, 06/15/35Δ	218,000	223,731
Lseg U.S. Finance Corporation
5.30%, 03/28/34 144A Δ	290,000	300,310
Lumen Technologies, Inc.
4.13%, 04/15/29 144A	60,000	59,129
LXP Industrial Trust REIT
2.70%, 09/15/30	256,000	234,015
Lyft, Inc.
0.00%, 09/15/30 144A CONV »	7,000	8,481
M&T Bank Corporation
(Variable, U.S. SOFR Index + 1.78%), 4.55%, 08/16/28^	110,000	110,724
(Variable, U.S. SOFR + 2.26%), 6.08%, 03/13/32Δ ^	436,000	463,607
Macy's Retail Holdings LLC
5.88%, 03/15/30 144A	145,000	145,076
7.38%, 08/01/33 144A Δ	200,000	208,795
Madison IAQ LLC
5.88%, 06/30/29 144A Δ	110,000	108,765
Magnolia Oil & Gas Operating LLC
6.88%, 12/01/32 144A Δ	450,000	462,136
Manitowoc Co., Inc. (The)
9.25%, 10/01/31 144A Δ	400,000	420,185
Marathon Petroleum Corporation
5.70%, 03/01/35	203,000	209,664
Marriott International, Inc.
2.85%, 04/15/31Δ	324,000	298,258
5.30%, 05/15/34Δ	50,000	51,378
5.50%, 04/15/37	200,000	204,476
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	43,454
Mars, Inc.
4.80%, 03/01/30 144A	330,000	336,317
5.20%, 03/01/35 144A	329,000	336,454
5.70%, 05/01/55 144A	270,000	273,690
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	183,000	187,327
5.00%, 03/15/35	225,000	227,883
5.40%, 03/15/55	196,000	192,365
Marvell Technology, Inc.
5.95%, 09/15/33Δ	270,000	289,825
Masco Corporation
6.50%, 08/15/32	27,000	29,686
Mastercard, Inc.
3.85%, 03/26/50	226,000	181,304
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,425
6.50%, 04/15/32 144A	10,000	10,103

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mauser Packaging Solutions Holding Co.
9.25%, 04/15/27 144A	$150,000	$150,470
Maxam Prill S.a.r.l.
6.00%, 07/15/30(E)	300,000	358,818
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	434,828
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	82,132
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	204,382
Meritage Homes Corporation
5.65%, 03/15/35Δ	325,000	330,261
Meta Platforms, Inc.
5.55%, 08/15/64	120,000	119,213
MetLife, Inc.
5.30%, 12/15/34Δ	260,000	270,600
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.35%, 03/15/55^	45,000	47,853
Micron Technology, Inc.
5.88%, 09/15/33Δ	315,000	335,215
6.05%, 11/01/35	110,000	117,593
Microsoft Corporation
2.53%, 06/01/50	152,000	96,321
2.68%, 06/01/60	177,000	105,965
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	53,689
3.88%, 05/15/32 144A Δ	130,000	118,058
Morgan Stanley
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	266,367
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	501,000	486,253
(Variable, Euribor 3M + 1.32%), 3.52%, 05/22/31(E) ^	500,000	597,505
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33Δ ^	20,000	21,987
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	123,785
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	526,000	548,214
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	241,148
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	830,000	885,114
(Variable, U.S. SOFR + 1.56%), 5.32%, 07/19/35^	75,000	77,416
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	165,087
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	360,000	377,564
Motorola Solutions, Inc.
5.40%, 04/15/34	280,000	290,348
5.55%, 08/15/35	145,000	151,138
MPLX LP
5.00%, 03/01/33	25,000	25,017
4.70%, 04/15/48	80,000	67,055
	Par	Value
MPT Operating Partnership LP REIT
8.50%, 02/15/32 144A	$400,000	$425,331
MSCI, Inc.
5.25%, 09/01/35	130,000	131,126
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	676,259
Nabors Industries, Inc.
8.88%, 08/15/31 144A Δ	350,000	326,224
National Grid North America, Inc.
3.92%, 06/03/35(E)	555,000	662,387
Navient Corporation
6.75%, 06/15/26	125,000	126,524
7.88%, 06/15/32Δ	150,000	158,026
NCL Corporation, Ltd.
0.88%, 04/15/30 144A CONV	16,000	18,910
6.75%, 02/01/32 144A	665,000	684,323
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	25,563
Neptune Bidco U.S., Inc.
9.29%, 04/15/29 144A	450,000	442,170
Nestle Finance International, Ltd.
3.50%, 01/14/45(E)	172,000	194,859
NetApp, Inc.
5.50%, 03/17/32	90,000	93,691
5.70%, 03/17/35Δ	85,000	88,901
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	119,717
New Flyer Holdings, Inc.
9.25%, 07/01/30 144A	400,000	428,435
New Home Co., Inc. (The)
8.50%, 11/01/30 144A	450,000	467,690
Newell Brands, Inc.
6.63%, 05/15/32Δ	450,000	445,234
News Corporation
3.88%, 05/15/29 144A	459,000	443,424
NextEra Energy Capital Holdings, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 08/15/55^	35,000	36,374
Nordson Corporation
5.80%, 09/15/33	25,000	26,693
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	13,000	13,068
Northern States Power Co.
5.05%, 05/15/35	213,000	217,397
Northwestern Mutual Life Insurance Co. (The)
6.17%, 05/29/55 144A	388,000	417,884
Novelis Corporation
6.88%, 01/30/30 144A Δ	110,000	114,158
NRG Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 03/15/28 144A ρ ^	40,000	43,727
6.00%, 01/15/36 144A	800,000	800,615

	Par	Value
Nutanix, Inc.
0.50%, 12/15/29 144A CONV	$20,000	$22,564
nVent Finance S.a.r.l.
5.65%, 05/15/33	240,000	250,734
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.67%, 10/01/50	347,000	214,549
Occidental Petroleum Corporation
6.45%, 09/15/36	280,000	297,772
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	117,380
9.63%, 11/15/28(E)	100,000	123,195
6.25%, 10/01/29 144A Δ	200,000	194,369
Oncor Electric Delivery Co. LLC
5.35%, 04/01/35 144A	330,000	341,527
OneMain Finance Corporation
7.50%, 05/15/31Δ	800,000	836,993
6.75%, 03/15/32Δ	180,000	183,559
ONEOK, Inc.
6.50%, 09/01/30 144A	10,000	10,749
Oracle Corporation
4.80%, 09/26/32	150,000	150,231
5.20%, 09/26/35Δ	420,000	422,473
4.00%, 07/15/46	632,000	492,630
3.95%, 03/25/51	150,000	111,607
6.00%, 08/03/55	200,000	200,920
5.95%, 09/26/55	250,000	249,404
Osaic Holdings, Inc.
8.00%, 08/01/33 144A	300,000	311,174
Otis Worldwide Corporation
5.13%, 09/04/35	30,000	30,366
Owens Corning
7.00%, 12/01/36	523,000	599,064
Pacific Gas and Electric Co.
4.55%, 07/01/30Δ	200,000	198,691
3.25%, 06/01/31	160,000	147,213
6.40%, 06/15/33	176,000	189,272
5.80%, 05/15/34	280,000	290,285
3.30%, 08/01/40	95,000	72,051
4.95%, 07/01/50	103,019	88,499
5.90%, 10/01/54	80,000	78,071
6.10%, 10/15/55	145,000	144,797
Park Intermediate Holdings LLC REIT
7.00%, 02/01/30 144A	100,000	103,169
Patrick Industries, Inc.
6.38%, 11/01/32 144A	500,000	507,754
Paychex, Inc.
5.10%, 04/15/30	94,000	96,766
5.35%, 04/15/32	238,000	247,031
5.60%, 04/15/35	70,000	73,324
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	407,699
PennyMac Financial Services, Inc.
6.88%, 02/15/33 144A	850,000	878,783
	Par	Value
Pilgrim's Pride Corporation
4.25%, 04/15/31Δ	$35,000	$33,856
3.50%, 03/01/32	340,000	311,485
6.88%, 05/15/34	15,000	16,580
Plains All American Pipeline LP
3.80%, 09/15/30Δ	85,000	81,978
5.70%, 09/15/34	235,000	242,383
5.60%, 01/15/36Δ	178,000	180,329
PLT VII Finance S.a.r.l.
6.00%, 06/15/31(E)	320,000	391,636
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.33%), 4.90%, 05/13/31^	425,000	434,139
(Variable, U.S. SOFR + 1.90%), 5.68%, 01/22/35Δ ^	229,000	241,569
(Variable, U.S. SOFR + 1.39%), 5.58%, 01/29/36^	314,000	327,747
Post Holdings, Inc.
2.50%, 08/15/27 CONV	34,000	38,233
5.50%, 12/15/29 144A	30,000	29,913
4.50%, 09/15/31 144A	50,000	46,762
PPL Electric Utilities Corporation
5.25%, 05/15/53	321,000	313,472
Prairie Acquiror LP
9.00%, 08/01/29 144A	400,000	416,738
Prestige Brands, Inc.
3.75%, 04/01/31 144A	1,000,000	921,824
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	117,762
PSEG Power LLC
5.20%, 05/15/30 144A	360,000	369,538
Quikrete Holdings, Inc.
6.38%, 03/01/32 144A	450,000	466,481
RAY Financing LLC
6.50%, 07/15/31(E)	130,000	156,019
RB Global Holdings, Inc.
7.75%, 03/15/31 144A	800,000	837,722
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/29 144A	300,000	204,411
Regal Rexnord Corporation
6.40%, 04/15/33	306,000	328,651
Roche Holdings, Inc.
5.59%, 11/13/33 144A	217,000	233,133
Rocket Mortgage LLC
2.88%, 10/15/26 144A Δ	135,000	132,344
3.63%, 03/01/29 144A	15,000	14,318
3.63%, 03/01/29	130,000	124,088
3.88%, 03/01/31 144A Δ	570,000	532,764
4.00%, 10/15/33 144A Δ	345,000	315,335
Rockies Express Pipeline LLC
6.75%, 03/15/33 144A	450,000	470,279
6.88%, 04/15/40 144A	400,000	411,964
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/26 144A	10,000	9,995
5.50%, 04/01/28 144A	375,000	382,374
5.63%, 09/30/31 144A	391,000	398,975

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.25%, 03/15/32 144A	$50,000	$51,635
6.00%, 02/01/33 144A	377,000	386,757
5.38%, 01/15/36	217,000	218,349
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	25,000	25,350
Sabre GLBL, Inc.
10.75%, 11/15/29 144A Δ	450,000	436,567
Sammons Financial Group, Inc.
6.88%, 04/15/34 144A Δ	343,000	378,006
Scripps Escrow II, Inc.
3.88%, 01/15/29 144A Δ	350,000	308,668
Seagate HDD Cayman
3.50%, 06/01/28 CONV	4,000	11,528
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/29 144A Δ	60,000	59,043
Sempra
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.40%, 10/01/54^	205,000	209,757
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%), 6.88%, 10/01/54Δ ^	142,000	147,330
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%), 6.55%, 04/01/55^	140,000	143,280
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 6.38%, 04/01/56^	239,000	245,418
Sensata Technologies, Inc.
3.75%, 02/15/31 144A Δ	205,000	189,376
Sinclair Television Group, Inc.
8.13%, 02/15/33 144A	300,000	308,122
Six Flags Entertainment Corporation
6.50%, 10/01/28	90,000	90,472
6.63%, 05/01/32 144A	450,000	458,761
SM Energy Co.
6.75%, 08/01/29 144A	90,000	90,502
Snap, Inc.
6.88%, 03/01/33 144A	450,000	460,442
Snowflake, Inc.
0.00%, 10/01/29 CONV »	15,000	23,511
Solstice Advanced Materials, Inc.
5.63%, 09/30/33 144A	106,000	106,416
Southern Co. (The)
5.70%, 03/15/34	370,000	390,980
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	139,652
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	395,973
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	31,856
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	10,000	13,690
Sprint Capital Corporation
8.75%, 03/15/32	165,000	201,068
Standard Building Solutions, Inc.
6.25%, 08/01/33 144A	100,000	101,431
	Par	Value
Star Holding LLC
8.75%, 08/01/31 144A	$80,000	$79,476
Starwood Property Trust, Inc.
6.50%, 07/01/30 144A	110,000	113,865
Steel Dynamics, Inc.
5.38%, 08/15/34Δ	30,000	31,030
5.25%, 05/15/35Δ	110,000	112,463
Stewart Information Services Corporation
3.60%, 11/15/31	220,000	197,539
Store Capital LLC REIT
4.63%, 03/15/29	200,000	198,865
2.70%, 12/01/31	436,000	382,616
Stryker Corporation
3.38%, 09/11/32(E) Δ	140,000	166,057
5.20%, 02/10/35	244,000	251,720
Sunoco LP
7.25%, 05/01/32 144A	800,000	840,177
Synchrony Financial
(Variable, U.S. SOFR Index + 2.13%), 5.94%, 08/02/30^	90,000	93,323
(Variable, U.S. SOFR + 1.68%), 5.45%, 03/06/31^	65,000	66,258
Synopsys, Inc.
5.15%, 04/01/35	335,000	340,914
5.70%, 04/01/55	225,000	227,238
Sysco Corporation
6.60%, 04/01/50Δ	37,000	41,143
Tapestry, Inc.
5.50%, 03/11/35	90,000	91,991
Targa Resources Corporation
4.20%, 02/01/33	194,000	184,419
6.13%, 03/15/33	115,000	122,348
6.50%, 03/30/34	320,000	348,886
5.50%, 02/15/35	10,000	10,182
5.55%, 08/15/35	100,000	102,057
4.95%, 04/15/52	205,000	175,674
Targa Resources Partners LP
4.00%, 01/15/32	95,000	90,130
TD SYNNEX Corporation
6.10%, 04/12/34	435,000	462,698
Tenet Healthcare Corporation
6.75%, 05/15/31	190,000	196,854
Textron, Inc.
2.45%, 03/15/31	25,000	22,521
6.10%, 11/15/33	595,000	643,121
The Campbell’s Co.
5.40%, 03/21/34	215,000	220,368
Thermo Fisher Scientific, Inc.
4.47%, 10/07/32	301,000	301,316
Time Warner Cable LLC
6.55%, 05/01/37	35,000	36,424
Timken Co. (The)
4.13%, 05/23/34(E)	195,000	231,006
T-Mobile U.S.A., Inc.
3.88%, 04/15/30	194,000	190,290
2.70%, 03/15/32	260,000	233,141

	Par	Value
5.05%, 07/15/33	$234,000	$239,097
5.75%, 01/15/34Δ	648,000	686,859
3.50%, 02/11/37(E)	461,000	525,319
4.50%, 04/15/50	235,000	197,823
TransDigm, Inc.
6.75%, 08/15/28 144A	345,000	352,007
6.38%, 05/31/33 144A	450,000	456,184
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,081
6.00%, 04/01/27Δ	10,000	10,151
4.50%, 12/01/29 144A	110,000	106,352
4.63%, 03/01/30 144A	70,000	67,521
Trimble, Inc.
6.10%, 03/15/33	280,000	301,134
TriNet Group, Inc.
3.50%, 03/01/29 144A	160,000	149,800
Trustees of the University of Pennsylvania (The)
2.40%, 10/01/50	545,000	327,631
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	14,000	15,400
U.S. Acute Care Solutions LLC
9.75%, 05/15/29 144A	400,000	410,093
U.S.A. Compression Partners LP
7.13%, 03/15/29 144A	400,000	412,810
Uber Technologies, Inc.
0.88%, 12/01/28 CONV	12,000	17,670
4.80%, 09/15/34	70,000	70,180
4.80%, 09/15/35	50,000	49,578
5.35%, 09/15/54	130,000	126,218
UGI Corporation
5.00%, 06/01/28 CONV	13,000	16,649
UGI International LLC
2.50%, 12/01/29(E)	200,000	222,628
UKG, Inc.
6.88%, 02/01/31 144A	110,000	113,585
Unilever Capital Corporation
3.38%, 05/22/35(E)	350,000	412,673
Union Pacific Corporation
3.25%, 02/05/50Δ	391,000	275,679
United Rentals North America, Inc.
6.13%, 03/15/34 144A	255,000	265,474
Uniti Group LP REIT
6.50%, 02/15/29 144A Δ	60,000	56,401
8.63%, 06/15/32 144A Δ	300,000	286,793
Univision Communications, Inc.
8.50%, 07/31/31 144A Δ	400,000	413,389
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	481,809
Valaris, Ltd.
8.38%, 04/30/30 144A	400,000	415,420
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	46,961
4.13%, 08/15/31 144A Δ	265,000	250,299
	Par	Value
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	$170,000	$187,450
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 09/30/29 144A ρ Δ ^	450,000	446,301
8.38%, 06/01/31 144A	400,000	420,270
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33 144A	200,000	221,127
6.50%, 01/15/34 144A	155,000	163,259
7.75%, 05/01/35 144A	260,000	293,627
6.75%, 01/15/36 144A	15,000	15,942
Veralto Corporation
4.15%, 09/19/31(E)	188,000	229,863
Veritiv Operating Co.
10.50%, 11/30/30 144A	300,000	322,343
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	353,840
2.36%, 03/15/32	465,000	407,911
5.50%, 02/23/54Δ	35,000	34,501
Viper Energy Partners LLC
5.70%, 08/01/35	220,000	223,816
Virtusa Corporation
7.13%, 12/15/28 144A	300,000	294,186
Visa, Inc.
3.88%, 05/15/44(E)	125,000	147,373
Vistra Operations Co. LLC
6.88%, 04/15/32 144A	130,000	136,059
5.70%, 12/30/34 144A	40,000	41,427
VMware LLC
2.20%, 08/15/31	140,000	123,528
Vulcan Materials Co.
3.50%, 06/01/30Δ	231,000	223,277
5.70%, 12/01/54Δ	129,000	132,074
Wand NewCo 3, Inc.
7.63%, 01/30/32 144A	90,000	94,896
Warnermedia Holdings, Inc.
4.28%, 03/15/32Δ	250,000	229,375
5.05%, 03/15/42	30,000	23,968
WEA Finance LLC REIT
2.88%, 01/15/27 144A	309,000	302,852
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.51%), 3.53%, 03/24/28^	162,000	160,575
(Variable, U.S. SOFR + 1.11%), 5.24%, 01/24/31^	108,000	111,765
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	185,904
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	266,000	247,683
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	85,000	89,314
(Variable, U.S. SOFR + 1.34%), 4.89%, 09/15/36Δ ^	275,000	274,557

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Western Digital Corporation
4.75%, 02/15/26	$31,000	$31,016
2.85%, 02/01/29	65,000	61,187
Western Midstream Operating LP
4.05%, 02/01/30	20,000	19,529
6.15%, 04/01/33	265,000	280,082
5.45%, 11/15/34	95,000	95,188
5.45%, 04/01/44	10,000	9,074
5.30%, 03/01/48	50,000	43,546
5.50%, 08/15/48	5,000	4,456
5.25%, 02/01/50	25,000	21,778
Westinghouse Air Brake Technologies Corporation
5.61%, 03/11/34	203,000	213,554
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	280,027
Whirlpool Corporation
6.13%, 06/15/30	30,000	30,262
6.50%, 06/15/33Δ	30,000	29,966
Whistler Pipeline LLC
5.70%, 09/30/31 144A	30,000	31,208
5.95%, 09/30/34 144A	35,000	36,101
Williams Cos., Inc. (The)
5.15%, 03/15/34	115,000	116,806
WMG Acquisition Corporation
3.75%, 12/01/29 144A	434,000	414,302
3.88%, 07/15/30 144A	150,000	142,385
2.25%, 08/15/31(E)	100,000	111,479
WR Grace Holdings LLC
7.38%, 03/01/31 144A	100,000	102,062
Xcel Energy, Inc.
5.60%, 04/15/35Δ	107,000	111,007
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31 144A	800,000	839,024
Yum! Brands, Inc.
4.63%, 01/31/32	255,000	248,082
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	152,192
6.75%, 04/23/30 144A	150,000	146,494
Zscaler, Inc.
0.00%, 07/15/28 144A CONV »	20,000	19,880
Total Corporate Bonds (Cost $156,544,854)		159,564,247
FOREIGN BONDS — 51.5%
Albania — 0.1%
Albania Government International Bond
4.75%, 02/14/35(E)	596,000	706,647
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	115,224
	Par	Value
Angola — 0.0%
Angolan Government International Bond
8.75%, 04/14/32 144A	$200,000	$191,551
Argentina — 0.5%
Argentine Republic Government International Bond
(Step to 4.75% on 07/09/27), 4.13%, 07/09/35 STEP	2,170,000	1,138,165
5.00%, 01/09/38 STEP	2,389,000	1,353,369
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	2,345,000	1,137,442
		3,628,976
Australia — 1.9%
APA Infrastructure, Ltd.
5.13%, 09/16/34 144A Δ	228,000	231,217
2.50%, 03/15/36(U)	305,000	304,299
5.75%, 09/16/44 144A	151,000	151,161
Australia Government Bond
1.00%, 11/21/31(A)	1,160,000	647,731
1.75%, 11/21/32(A)	4,901,000	2,790,108
3.50%, 12/21/34(A)	1,564,000	976,701
2.75%, 05/21/41(A)	5,316,000	2,780,221
BHP Billiton Finance, Ltd.
3.64%, 09/04/35(E)	400,000	468,483
Commonwealth Bank of Australia
2.69%, 03/11/31 144A	500,000	452,614
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/31 144A	1,000,000	955,432
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.45%), 5.64%, 08/13/36 144A Δ ^	248,000	251,321
Mineral Resources, Ltd.
8.00%, 11/01/27 144A	5,000	5,101
9.25%, 10/01/28 144A	15,000	15,736
NBN Co., Ltd.
5.75%, 10/06/28 144A	214,000	223,929
3.38%, 11/29/32(E)	337,000	400,805
3.75%, 03/22/34(E)	329,000	396,194
Northern Star Resources, Ltd.
6.13%, 04/11/33 144A	272,000	287,990
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	510,000	338,547
5.00%, 03/10/36(A) 144A	1,260,000	835,810
Transurban Finance Co. Pty, Ltd.
4.23%, 04/26/33(E)	335,000	413,313
Treasury Corporation of Victoria
3.63%, 09/29/40(E)	100,000	116,936
		13,043,649

	Par	Value
Austria — 0.1%
ams-OSRAM AG
10.50%, 03/30/29(E)	$300,000	$376,632
Benteler International AG
7.25%, 06/15/31(E)	100,000	125,679
Erste Group Bank AG
(Variable, EURIBOR ICE Swap Rate 5Y + 4.01%), 6.38%, 04/15/32(E) ρ ^	200,000	244,424
		746,735
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	204,000	218,924
6.95%, 03/18/30	200,000	214,631
		433,555
Belgium — 0.5%
Azelis Finance NV
4.75%, 09/25/29(E)	100,000	121,658
Belfius Bank SA
3.38%, 05/28/30(E)	400,000	474,068
3.38%, 02/20/31(E)	300,000	354,238
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) ^	500,000	644,642
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	538,189
Ministeries Van de Vlaamse Gemeenschap
3.68%, 06/22/40(E)	300,000	344,084
Proximus SADP
(Variable, EURIBOR ICE Swap Rate 5Y + 2.41%), 4.75%, 07/02/31(E) ρ ^	200,000	238,096
Shurgard Luxembourg S.a.r.l.
3.63%, 10/22/34(E)	300,000	347,009
4.00%, 05/27/35(E)	200,000	236,452
		3,298,436
Bermuda — 0.1%
Bermuda Government International Bond
2.38%, 08/20/30 144A	203,000	185,948
5.00%, 07/15/32	392,000	402,851
		588,799
Brazil — 0.9%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	120,000	120,148
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/31(B)	5,460,000	898,532
10.00%, 01/01/35(B)	20,855,000	3,211,102
Brazilian Government International Bond
6.63%, 03/15/35	792,000	824,472
	Par	Value
5.63%, 01/07/41	$100,000	$94,250
7.13%, 05/13/54	392,000	398,566
Samarco Mineracao SA PIK
9.50%, 06/30/311	779,000	783,530
		6,330,600
Bulgaria — 0.1%
Bulgaria Government International Bond
4.38%, 05/13/31(E)	12,000	15,214
3.63%, 09/05/32(E)	11,000	13,320
5.00%, 03/05/37	392,000	392,881
		421,415
Canada — 4.3%
1011778 BC ULC
3.88%, 01/15/28 144A	10,000	9,774
3.50%, 02/15/29 144A	40,000	38,250
5.63%, 09/15/29 144A	100,000	101,328
4.00%, 10/15/30 144A	85,000	80,195
1261229 BC, Ltd.
10.00%, 04/15/32 144A	400,000	410,337
Baffinland Iron Mines Corporation
8.75%, 07/15/26 144A Δ	300,000	278,520
Bausch + Lomb Corporation
8.38%, 10/01/28 144A	400,000	417,375
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A	460,000	412,102
Bell Telephone Co. of Canada
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%), 6.88%, 09/15/55^	270,000	280,471
Bombardier, Inc.
7.25%, 07/01/31 144A	120,000	127,354
6.75%, 06/15/33 144A	500,000	522,404
Brookfield Asset Management, Ltd.
5.80%, 04/24/35	40,000	41,926
Bruce Power LP
2.68%, 12/21/28(C)	167,000	118,544
4.70%, 06/21/31(C)	152,000	115,092
4.27%, 12/21/34(C)	377,000	273,183
Canadian Government Bond
4.00%, 03/01/29(C)	275,000	206,667
2.75%, 03/01/30(C)	8,024,000	5,781,005
2.00%, 06/01/32(C)	7,332,000	4,976,640
3.25%, 12/01/34(C)	2,730,000	1,980,098
2.75%, 12/01/55(C)	520,000	314,629
Canadian Natural Resources, Ltd.
5.00%, 12/15/29 144A	410,000	419,314
5.40%, 12/15/34 144A Δ	125,000	127,376
Element Fleet Management Corporation
6.27%, 06/26/26 144A Δ	225,000	227,948
6.32%, 12/04/28 144A Δ	141,000	149,397
5.04%, 03/25/30 144A	206,000	210,237
Empire Communities Corporation
9.75%, 05/01/29 144A	450,000	472,396

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Enbridge, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 06/27/54^	$62,000	$65,845
Fairfax Financial Holdings, Ltd.
4.25%, 12/06/27(C)	422,000	309,414
5.75%, 05/20/35 144A	266,000	275,985
6.35%, 03/22/54	258,000	273,011
Garda World Security Corporation
8.38%, 11/15/32 144A Δ	140,000	145,444
GFL Environmental, Inc.
3.50%, 09/01/28 144A	350,000	341,734
4.38%, 08/15/29 144A	65,000	63,472
IAMGOLD Corporation
5.75%, 10/15/28 144A	500,000	499,810
Magna International, Inc.
3.63%, 05/21/31(E)	150,000	177,615
New Gold, Inc.
6.88%, 04/01/32 144A	450,000	471,707
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 144A	260,000	232,009
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,662
Pembina Pipeline Corporation
5.22%, 06/28/33(C)	193,000	148,352
4.81%, 03/25/44(C)	382,000	262,752
Province of British Columbia Canada
4.70%, 01/24/28	1,600,000	1,633,195
3.50%, 05/29/40(E)	188,000	217,010
2.95%, 06/18/50(C)	331,000	183,502
Province of Ontario Canada
3.80%, 12/02/34(C)	1,800,000	1,311,257
3.60%, 06/02/35(C)	848,000	604,144
2.80%, 06/02/48(C)	470,000	259,567
Province of Quebec Canada
3.25%, 05/22/35(E)	320,000	375,120
5.10%, 06/04/35(A)	378,000	250,707
4.00%, 09/01/35(C)	2,549,000	1,870,714
Province of Saskatchewan Canada
3.25%, 09/24/35(E)	362,000	423,576
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	133,244
4.25%, 04/15/32(C)	495,000	361,753
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 7.00%, 04/15/55^	295,000	307,980
Videotron, Ltd.
3.63%, 06/15/29 144A	280,000	271,530
		29,604,673
Chile — 0.7%
Chile Electricity Lux Mpc II S.a.r.l.
5.58%, 10/20/35	552,290	571,222
Chile Government International Bond
5.65%, 01/13/37Δ	1,231,000	1,296,428
5.33%, 01/05/54	862,000	837,670
	Par	Value
3.10%, 01/22/61	$570,000	$354,170
3.25%, 09/21/71	400,000	249,680
Corp Nacional del Cobre de Chile
5.95%, 01/08/34	585,000	615,688
Empresa Nacional del Petroleo
5.95%, 07/30/34	591,000	623,176
Engie Energia Chile SA
6.38%, 04/17/34	591,000	631,359
		5,179,393
China — 3.3%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/26 144A	299,000	298,862
5.75%, 03/01/29 144A Δ	140,000	145,016
5.38%, 05/30/30 144A	65,000	66,703
4.95%, 10/15/32 144A	171,000	168,997
China Government Bond
3.13%, 11/21/29(Y)	50,000,000	7,473,900
1.43%, 01/25/30(Y)	52,000,000	7,241,730
2.88%, 02/25/33(Y)	33,020,000	4,994,198
2.27%, 05/25/34(Y)	13,000,000	1,886,295
Global Aircraft Leasing Co., Ltd.
8.75%, 09/01/27 144A	500,000	517,194
Times China Holdings, Ltd.
6.75%, 07/08/25#	200,000	7,500
Yuzhou Group Holdings Co., Ltd. PIK
Cash coupon 6.00% or PIK 7.00%, 06/30/271	39,025	5,055
4.00%, 06/30/281	33,087	1,158
4.50%, 06/30/291	57,615	1,858
5.00%, 06/30/301	76,902	1,859
5.50%, 06/30/311	107,880	2,263
1.00%, 06/30/341	40,529	243
		22,812,831
Colombia — 0.3%
Colombia Government International Bond
8.50%, 04/25/35	585,000	648,765
8.00%, 11/14/35	567,000	609,808
5.63%, 02/19/36(E)	636,000	728,022
Ecopetrol SA
5.88%, 11/02/51	60,000	44,490
		2,031,085
Costa Rica — 0.1%
Costa Rica Government International Bond
7.30%, 11/13/54 144A	200,000	219,494
7.30%, 11/13/54Δ	585,000	642,018
		861,512
Czech Republic — 0.2%
CEZ AS
4.13%, 04/30/33(E)	401,000	478,604
CPI Property Group SA
4.00%, 01/22/28(U) STEP	100,000	128,268

	Par	Value
(Variable, 4.34% - EUR Swap Rate 5Y), 3.75%, 04/28/28(E) ρ ^	$100,000	$105,687
EP Infrastructure AS
2.05%, 10/09/28(E)	384,000	439,087
		1,151,646
Denmark — 0.1%
Danske Bank A/S
(Variable, EURIBOR ICE SWAP RATE + 1.15%), 3.50%, 05/26/33(E) Δ ^	439,000	518,808
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) Δ ^	200,000	241,505
		760,313
Dominican Republic — 0.3%
Dominican Republic International Bond
7.05%, 02/03/31	168,000	181,448
4.88%, 09/23/32	150,000	143,670
6.60%, 06/01/36Δ	867,000	909,917
6.95%, 03/15/37	841,000	898,987
		2,134,022
Ecuador — 0.4%
Ecuador Government International Bond
6.90%, 07/31/35 STEP	2,055,000	1,538,681
(Step to 5.50% on 07/31/26), 5.00%, 07/31/40 STEP	1,350,000	892,688
		2,431,369
Egypt — 0.1%
Egypt Government International Bond
5.88%, 02/16/31	585,000	545,693
6.38%, 04/11/31(E)	100,000	112,738
7.90%, 02/21/48	200,000	166,658
		825,089
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	116,760
Finland Government Bond
3.00%, 09/15/35	735,000	856,878
		973,638
France — 2.5%
Accor SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.67%), 4.88%, 06/06/30(E) ρ ^	100,000	120,801
Air France-KLM
4.63%, 05/23/29(E)	100,000	122,036
Altice France SA
3.38%, 01/15/28(E)	100,000	101,262
Arkema SA
3.50%, 09/09/33(E)	200,000	234,108
	Par	Value
3.50%, 09/12/34(E) Δ	$200,000	$232,255
Atos SE
(Step to 9.36% on 12/18/25), 9.00%, 12/18/29(E) STEP	100,000	135,211
BNP Paribas SA
(Variable, U.S. SOFR + 1.28%), 5.28%, 11/19/30 144A Δ ^	296,000	304,164
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	629,504
BPCE SA
0.25%, 01/14/31(E)	500,000	508,542
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A Δ ^	442,000	389,960
(Variable, U.S. SOFR + 2.61%), 6.92%, 01/14/46 144A Δ ^	250,000	268,597
Bpifrance SACA
2.00%, 09/02/30(E)	100,000	112,680
CAB SELAS
3.38%, 02/01/28(E)	100,000	110,407
Cofiroute SA
3.13%, 03/06/33(E)	100,000	115,940
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 01/29/26(U) ρ ^	300,000	405,716
Elior Group SA
5.63%, 03/15/30(E)	100,000	120,702
Engie SA
3.25%, 01/11/32(E)	400,000	469,481
Eutelsat SA
2.25%, 07/13/27(E)	100,000	116,363
Fnac Darty SA
6.00%, 04/01/29(E) Δ	200,000	245,930
Forvia SE
5.63%, 06/15/30(E)	100,000	121,917
5.50%, 06/15/31(E)	100,000	121,211
French Republic Government Bond OAT
2.75%, 02/25/29(E) 144A	1,201,000	1,423,046
2.70%, 02/25/31(E) 144A	2,350,000	2,741,741
0.00%, 11/25/31(E) 144A	943,000	926,554
1.25%, 05/25/38(E) 144A	525,000	461,775
3.25%, 05/25/55(E) 144A	2,725,000	2,621,802
Goldstory SAS
6.75%, 02/01/30(E) Δ	100,000	122,054
Holding d'Infrastructures des Metiers de l'Environnement SAS
4.88%, 10/24/29(E)	200,000	244,050
Klepierre SA REIT
3.75%, 09/30/37(E)	100,000	117,618
Laboratoire Eimer SELAS
5.00%, 02/01/29(E)	125,000	129,520
L'Oreal SA
5.00%, 05/20/35 144A Δ	205,000	211,168
Maya SAS
5.63%, 10/15/28(E)	200,000	238,601
6.88%, 04/15/31(E)	200,000	250,253

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Nexans SA
4.25%, 03/11/30(E)	$200,000	$243,503
Opal Bidco SAS
5.50%, 03/31/32(E)	220,000	267,586
Roquette Freres SA
(Variable, EURIBOR ICE Swap Rate 5Y + 3.25%), 5.49%, 11/25/29(E) ρ ^	100,000	120,199
RTE Reseau de Transport d'Electricite SADIR
3.50%, 10/02/36(E)	300,000	345,148
SNF Group SACA
2.63%, 02/01/29(E)	500,000	575,245
2.63%, 02/01/29(E)	100,000	115,049
Societe Generale SA
(Variable, U.S. SOFR + 1.73%), 5.44%, 10/03/36 144A ^	240,000	239,613
Thales SA
4.25%, 10/18/31(E)	200,000	250,896
Valeo SE
5.88%, 04/12/29(E)	100,000	126,116
5.13%, 05/20/31(E)	100,000	120,620
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	233,824
		17,112,768
Germany — 1.6%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	400,000	376,433
Amprion GmbH
3.88%, 06/05/36(E)	300,000	355,108
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	200,000	237,882
Bundesrepublik Deutschland Bundesanleihe
1.00%, 05/15/38(E)	333,000	312,007
2.50%, 07/04/44(E)	570,000	608,531
2.50%, 08/15/54(E)	797,000	803,377
Bundesschatzanweisungen
1.90%, 09/16/27(E)	1,205,000	1,411,495
CECONOMY AG
6.25%, 07/15/29(E)	120,000	148,628
Cerdia Finanz GmbH
9.38%, 10/03/31 144A	400,000	424,500
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E) Δ	100,000	121,758
Commerzbank AG
(Variable, Euribor 3M + 1.38%), 3.63%, 01/14/32(E) ^	100,000	119,329
(Variable, Euribor 3M + 1.43%), 3.75%, 06/06/34(E) ^	200,000	236,988
(Variable, Euribor 3M + 1.45%), 3.88%, 10/15/35(E) ^	100,000	118,910
CT Investment GmbH
6.38%, 04/15/30(E)	100,000	121,971
	Par	Value
Deutsche Bank AG
(Variable, Euribor 3M + 1.25%), 3.38%, 02/13/31(E) ^	$300,000	$354,102
(Variable, U.S. SOFR + 1.30%), 4.95%, 08/04/31^	720,000	726,964
Deutsche Lufthansa AG
(Variable, EURIBOR ICE Swap Rate 5Y + 2.86%), 5.25%, 01/15/55(E) ^	100,000	121,160
Deutsche Telekom AG
3.63%, 02/03/45(E)	132,000	144,447
Fressnapf Holding SE
5.25%, 10/31/31(E)	550,000	656,564
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	188,898
4.63%, 11/15/31(E)	100,000	120,237
Kreditanstalt fuer Wiederaufbau
3.75%, 07/15/30	395,000	395,045
Norddeutsche Landesbank-Girozentrale
(Variable, EURIBOR ICE Swap Rate 5Y + 2.95%), 5.63%, 08/23/34(E) ^	300,000	372,830
Progroup AG
5.38%, 04/15/31(E)	200,000	237,386
Schaeffler AG
4.75%, 08/14/29(E)	100,000	120,862
4.50%, 03/28/30(E)	100,000	119,606
State of North Rhine-Westphalia Germany
0.13%, 06/04/31(E)	49,000	50,011
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29(E)	200,000	243,269
TK Elevator Midco GmbH
4.38%, 07/15/27(E) Δ	200,000	235,249
Vier Gas Transport GmbH
3.38%, 11/11/31(E)	300,000	352,775
3.63%, 09/08/33(E)	300,000	352,548
Volkswagen Bank GmbH
3.50%, 06/19/31(E)	300,000	352,726
Volkswagen Leasing GmbH
4.00%, 04/11/31(E)	200,000	241,974
		10,783,570
Greece — 1.5%
Hellenic Republic Government Bond
3.38%, 06/15/34(E) 144A	3,791,000	4,492,588
3.63%, 06/15/35(E) 144A	3,715,000	4,448,937
4.13%, 06/15/54(E) 144A	1,199,000	1,375,096
		10,316,621
Guatemala — 0.3%
Central American Bottling Corporation
5.25%, 04/27/29Δ	585,000	578,251
Energuate Trust 2 0
6.35%, 09/15/35 144A Δ	355,000	357,666

	Par	Value
Guatemala Government Bond
6.05%, 08/06/31	$845,000	$879,136
6.60%, 06/13/36	200,000	211,940
		2,026,993
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
0.00%, 07/21/26 144A CONV »	223,070	12,827
Shimao Group Holdings, Ltd. PIK
Cash coupon 5.00% or PIK 6.00%, 07/21/31 144A 1	2,000	91
		12,918
Hungary — 0.4%
Hungary Government International Bond
5.50%, 06/16/34	392,000	399,555
6.00%, 09/26/35 144A	876,000	918,075
5.50%, 03/26/36	567,000	572,590
4.88%, 03/22/40(E)	22,000	25,963
6.75%, 09/23/55 144A	384,000	408,306
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	127,117
MVM Energetika Zrt
6.50%, 03/13/31	392,000	417,365
		2,868,971
Iceland — 0.3%
Iceland Rikisbref
5.00%, 11/15/28(ZI)	113,800,000	883,686
6.50%, 01/24/31(ZI)	146,000,000	1,178,532
Landsbankinn HF
3.75%, 10/08/29(E)	259,000	309,925
		2,372,143
India — 0.3%
Adani Transmission Step-One, Ltd.
4.25%, 05/21/36	280,085	254,595
Export-Import Bank of India
5.50%, 01/13/35Δ	418,000	437,657
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31	419,000	384,161
MakeMyTrip, Ltd.
0.00%, 07/01/30 144A CONV »	19,000	19,664
Muthoot Finance, Ltd.
7.13%, 02/14/28	602,000	620,778
Shriram Finance, Ltd.
6.15%, 04/03/28Δ	611,000	622,589
		2,339,444
Indonesia — 0.3%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	104,977
Indonesia Treasury Bond
6.50%, 07/15/30(I)	14,150,000,000	885,383
	Par	Value
5.88%, 03/15/31(I)	$14,200,000,000	$870,081
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
1.88%, 11/05/31(E)	100,000	105,473
Star Energy Geothermal Wayang Windu, Ltd.
6.75%, 04/24/33	258,057	267,542
		2,233,456
Ireland — 0.7%
AerCap Ireland Capital DAC
5.75%, 06/06/28Δ	150,000	155,457
3.30%, 01/30/32	600,000	552,872
4.95%, 09/10/34Δ	300,000	298,806
AIB Group PLC
(Variable, U.S. SOFR + 2.33%), 6.61%, 09/13/29 144A ^	344,000	365,281
(Variable, EURIBOR ICE SWAP RATE + 1.25%), 3.75%, 03/20/33(E) ^	461,000	552,995
(Variable, U.S. SOFR Index + 1.91%), 5.87%, 03/28/35 144A ^	555,000	584,127
ESB Finance DAC
1.88%, 06/14/31(E)	202,000	222,620
Fiserv Funding ULC
2.88%, 06/15/28(E)	200,000	235,899
3.50%, 06/15/32(E)	223,000	261,462
Icon Investments Six DAC
5.81%, 05/08/27	302,000	308,283
5.85%, 05/08/29	204,000	212,998
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	20,977
Linde PLC
3.63%, 06/12/34(E)	500,000	600,925
1.63%, 03/31/35(E)	100,000	100,483
3.25%, 02/18/37(E)	300,000	342,025
SMBC Aviation Capital Finance DAC
5.10%, 04/01/30 144A Δ	230,000	235,164
		5,050,374
Israel — 0.0%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	115,000	113,141
5.88%, 03/30/31 144A	90,000	86,517
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	15,000	15,077
Nova, Ltd.
0.00%, 09/15/30 144A CONV »	10,000	12,046
Wix.com, Ltd.
0.00%, 09/15/30 144A CONV »	11,000	12,040
		238,821

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Italy — 2.8%
A2A SpA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.26%), 5.00%, 06/11/29(E) ρ ^	$100,000	$122,480
Aeroporti di Roma SpA
3.63%, 06/15/32(E)	252,000	298,887
Almaviva-The Italian Innovation Co. SpA
5.00%, 10/30/30(E)	100,000	119,411
Autostrade per l'Italia SpA
5.13%, 06/14/33(E)	120,000	153,742
Bubbles Bidco SpA
6.50%, 09/30/31(E)	320,000	385,857
Cassa Depositi e Prestiti SpA
2.00%, 04/20/27(E)	100,000	116,858
Eni SpA
3.88%, 01/15/34(E)	340,000	409,380
Fedrigoni SpA
6.13%, 06/15/31(E)	100,000	116,997
Fibercop SpA
7.88%, 07/31/28(E)	100,000	130,235
1.63%, 01/18/29(E)	100,000	110,085
Flos B&b Italia SpA
10.00%, 11/15/28(E)	280,000	346,633
Italy Buoni Poliennali Del Tesoro
2.65%, 06/15/28(E)	217,000	256,742
0.60%, 08/01/31(E) 144A	1,442,000	1,486,051
3.85%, 07/01/34(E)	1,455,000	1,771,904
1.45%, 03/01/36(E) 144A	3,708,000	3,565,360
4.15%, 10/01/39(E) 144A	3,725,000	4,505,153
3.10%, 03/01/40(E) 144A	371,000	398,582
3.85%, 10/01/40(E) 144A	20,000	23,210
3.25%, 09/01/46(E) 144A	258,000	264,748
2.45%, 09/01/50(E) 144A	264,000	224,648
4.30%, 10/01/54(E) 144A	1,453,000	1,676,133
Neopharmed Gentili SpA
7.13%, 04/08/30(E) Δ	100,000	122,959
Pachelbel Bidco SpA
7.13%, 05/17/31(E)	300,000	380,826
Prysmian SpA
3.63%, 11/28/28(E)	205,000	245,348
(Variable, EURIBOR ICE Swap Rate 5Y + 3.01%), 5.25%, 05/21/30(E) ρ Δ ^	100,000	122,644
Rossini S.a.r.l.
6.75%, 12/31/29(E)	310,000	384,717
Telecom Italia SpA
7.88%, 07/31/28(E)	100,000	131,283
Terna - Rete Elettrica Nazionale
3.00%, 07/22/31(E)	420,000	489,891
UniCredit SpA
(Variable, Euribor 3M + 0.90%), 3.20%, 09/22/31(E) ^	300,000	351,172
(Variable, Euribor 3M + 1.40%), 3.80%, 01/16/33(E) ^	409,000	490,217
3.73%, 06/10/35(E)	384,000	453,372
		19,655,525
	Par	Value
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	$100,000	$117,532
5.88%, 10/17/31(E)	100,000	117,142
8.25%, 01/30/37	866,000	905,351
		1,140,025
Japan — 3.9%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	126,163
5.95%, 02/15/29 144A	35,000	36,534
5.75%, 10/01/31 144A	225,000	234,543
Japan Government Forty Year Bond
1.30%, 03/20/63(J)	162,950,000	644,257
Japan Government Ten Year Bond
0.10%, 06/20/28(J)	227,900,000	1,504,189
0.20%, 09/20/32(J)	415,800,000	2,586,614
1.40%, 03/20/35(J)	161,800,000	1,073,065
Japan Government Thirty Year Bond
2.30%, 03/20/40(J)	44,250,000	304,545
0.40%, 03/20/50(J)	342,650,000	1,314,369
0.70%, 12/20/51(J)	381,100,000	1,506,407
Japan Government Twenty Year Bond
1.30%, 06/20/35(J)	292,550,000	1,918,338
0.30%, 12/20/39(J)	697,800,000	3,663,615
0.40%, 09/20/40(J)	225,500,000	1,174,684
1.10%, 06/20/43(J)	71,700,000	391,751
1.80%, 09/20/44(J)	652,400,000	3,925,252
Japan Government Two Year Bond
0.90%, 09/01/27(J)	764,500,000	5,165,473
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.93%), 5.19%, 09/12/36^	266,000	270,406
Nippon Life Insurance Co.
(Variable, EURIBOR ICE Swap Rate 5Y + 2.60%), 4.11%, 01/23/55(E) ^	202,000	239,031
NTT Finance Corporation
5.17%, 07/16/32 144A	519,000	531,693
SoftBank Group Corporation
4.63%, 07/06/28Δ	200,000	196,768
5.25%, 10/10/29(E)	100,000	121,292
Tokyo Metropolitan Government
4.25%, 05/07/30	400,000	403,534
		27,332,523
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	53,696	72,365
Aptiv Swiss Holdings, Ltd.
3.25%, 03/01/32Δ	25,000	23,003
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	134,726
Heathrow Funding, Ltd.
6.00%, 03/05/32(U)	179,000	244,298

	Par	Value
3.88%, 01/16/38(E)	$250,000	$291,864
		766,256
Kazakhstan — 0.3%
Development Bank of Kazakhstan JSC
5.25%, 10/23/29	585,000	600,759
Kazakhstan Government International Bond
5.50%, 07/01/37 144A	707,000	725,280
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/30	585,000	540,149
		1,866,188
Kuwait — 0.1%
Kuwait International Government Bond
0.00%, 10/09/35 144A	434,000	434,000
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond
7.75%, 06/03/30 144A	245,000	247,321
Latvia — 0.0%
Latvia Government International Bond
2.88%, 05/21/30(E)	27,000	31,786
Luxembourg — 0.5%
Adler Financing S.a.r.l. PIK
8.25%, 12/31/28(E) 1	83,411	104,628
Altice Financing SA
5.75%, 08/15/29 144A	350,000	263,667
ArcelorMittal SA
6.75%, 03/01/41	160,000	173,834
Currenta Group Holdings S.a.r.l.
5.50%, 05/15/30(E)	540,000	651,383
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E) Δ	510,000	640,182
Essendi SA
5.50%, 11/15/31(E)	100,000	121,072
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/24/28(E) ρ ^	200,000	251,373
3.88%, 02/05/33(E)	100,000	117,829
European Financial Stability Facility
3.00%, 07/10/30(E)	345,000	413,414
Vivion Investments S.a.r.l. PIK
Cash coupon 6.50% or PIK 1.75%, 08/31/28(E) Δ 1	403,000	473,436
		3,210,818
Malaysia — 0.0%
Petronas Capital, Ltd.
5.34%, 04/03/35Δ	204,000	213,008
	Par	Value
Mexico — 1.8%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.21%), 8.13%, 01/08/39Δ ^	$392,000	$427,670
Cemex SAB de CV
3.88%, 07/11/31 144A Δ	400,000	379,870
Gruma SAB de CV
5.39%, 12/09/34Δ	779,000	797,696
Mexican Bonos
7.75%, 05/29/31(M)	13,790,000	734,379
7.50%, 05/26/33(M)	65,060,000	3,357,718
8.50%, 11/18/38(M)	19,000,000	998,045
Mexico Government International Bond
5.38%, 03/22/33	655,000	655,327
4.88%, 05/19/33	792,000	768,185
4.50%, 03/19/34(E)	510,000	612,397
6.00%, 05/07/36	392,000	401,643
6.88%, 05/13/37	392,000	423,752
6.34%, 05/04/53	585,000	570,229
6.40%, 05/07/54	585,000	573,013
7.38%, 05/13/55Δ	392,000	431,400
Petroleos Mexicanos
10.00%, 02/07/33Δ	577,000	669,969
6.63%, 06/15/35Δ	575,000	548,652
7.69%, 01/23/50	200,000	181,968
		12,531,913
Morocco — 0.1%
OCP SA
6.75%, 05/02/34	585,000	636,615
Netherlands — 1.5%
Abertis Infraestructuras Finance BV
(Variable, EURIBOR ICE Swap Rate 5Y + 2.62%), 4.87%, 11/28/29(E) ρ ^	200,000	242,465
Alliander NV
3.50%, 05/06/37(E)	181,000	210,804
America Movil BV
3.00%, 09/30/30(E)	300,000	352,107
BE Semiconductor Industries NV
4.50%, 07/15/31(E)	100,000	122,564
Boels Topholding BV
5.75%, 05/15/30(E)	100,000	122,019
CNH Industrial NV
3.88%, 09/03/35(E)	390,000	457,632
CTP NV
3.63%, 03/10/31(E)	600,000	708,330

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Darling Global Finance BV
4.50%, 07/15/32(E)	$100,000	$118,682
DSV Finance BV
3.38%, 11/06/34(E)	102,000	118,727
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	222,194
3.50%, 09/03/35(E)	460,000	537,341
5.88%, 10/30/37(U)	150,000	201,066
Eagle Funding Luxco S.a.r.l.
5.50%, 08/17/30 144A	711,000	722,241
EnBW International Finance BV
4.30%, 05/23/34(E)	189,000	233,979
3.75%, 11/20/35(E)	182,000	214,459
Enel Finance International NV
2.50%, 07/12/31 144A	548,000	489,602
3.50%, 02/24/36(E)	570,000	655,178
5.50%, 06/15/52 144A	518,000	496,231
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	115,886
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	391,783
1.63%, 10/13/31(E)	300,000	308,423
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ ^	131,000	163,275
3.38%, 02/17/35(E)	200,000	231,188
Maxeda DIY Holding BV
5.88%, 10/01/26(E)	125,000	137,543
NXP BV
3.40%, 05/01/30	123,000	117,977
5.00%, 01/15/33	56,000	56,752
Odido Group Holding BV
5.50%, 01/15/30(E) Δ	300,000	355,206
Odido Holding BV
3.75%, 01/15/29(E)	100,000	116,624
Q-Park Holding I BV
5.13%, 02/15/30(E)	100,000	121,569
4.25%, 09/01/30(E)	100,000	119,314
Sandoz Finance BV
4.00%, 03/26/35(E)	125,000	149,575
Stellantis NV
4.00%, 03/19/34(E)	200,000	224,287
Summer BidCo BV PIK
Cash coupon 10.00% or PIK 10.75%, 02/15/29(E) 1	220,000	264,170
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	380,664
United Group BV
3.63%, 02/15/28(E)	100,000	115,823
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	100,000	117,289
	Par	Value
Wintershall Dea Finance 2 BV
(Variable, 3.32% - EUR Swap Rate 5Y), 3.00%, 07/20/28(E) ρ ^	$100,000	$113,369
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	200,000	214,798
Ziggo Bond Co. BV
5.13%, 02/28/30 144A Δ	500,000	453,677
Ziggo BV
2.88%, 01/15/30(E)	130,000	145,861
		10,640,674
New Zealand — 0.1%
New Zealand Government Bond
2.00%, 05/15/32(Z)	1,048,000	544,541
1.75%, 05/15/41(Z)	575,000	223,865
		768,406
Nigeria — 0.1%
Nigeria Government International Bond
7.88%, 02/16/32	882,000	878,338
Norway — 0.5%
Aker BP ASA
4.00%, 01/15/31 144A	230,000	221,767
Norway Government Bond
3.75%, 06/12/35(K) 144A	18,533,000	1,814,106
Public Property Invest AS
4.63%, 03/12/30(E)	600,000	724,707
Var Energi ASA
8.00%, 11/15/32 144A	540,000	627,448
		3,388,028
Oman — 0.2%
Oman Government International Bond
5.63%, 01/17/28	200,000	205,429
6.75%, 01/17/48	200,000	220,026
7.00%, 01/25/51	585,000	661,418
		1,086,873
Panama — 0.1%
Panama Government International Bond
3.30%, 01/19/33	392,000	337,590
6.70%, 01/26/36Δ	50,000	52,915
6.88%, 01/31/36Δ	392,000	417,490
		807,995
Paraguay — 0.2%
Paraguay Government International Bond
6.00%, 02/09/36Δ	392,000	416,755
6.10%, 08/11/44	392,000	402,823
5.60%, 03/13/48	204,000	193,961
		1,013,539

	Par	Value
Peru — 0.6%
Corp Financiera de Desarrollo SA
5.50%, 05/06/30Δ	$489,000	$503,719
Peru Government Bond
6.85%, 08/12/35(ZB) 144A	10,973,000	3,338,992
Peruvian Government International Bond
3.00%, 01/15/34	10,000	8,695
5.38%, 02/08/35	489,000	499,269
5.50%, 03/30/36	30,000	30,607
6.55%, 03/14/37	30,000	33,450
		4,414,732
Philippines — 0.1%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	86,509
2.95%, 05/05/45Δ	455,000	326,467
2.65%, 12/10/45Δ	200,000	135,177
5.90%, 02/04/50Δ	200,000	213,297
		761,450
Poland — 0.5%
Bank Gospodarstwa Krajowego
5.75%, 07/09/34	585,000	617,461
6.25%, 07/09/54	392,000	409,446
Globalworth Real Estate Investments, Ltd.
6.25%, 03/31/30(E)	94,000	112,725
mBank SA
(Variable, Euribor 3M + 1.75%), 4.03%, 09/27/30(E) ^	200,000	240,260
ORLEN SA
6.00%, 01/30/35	392,000	410,245
Republic of Poland Government International Bond
5.13%, 09/18/34	585,000	599,381
5.38%, 02/12/35	585,000	608,384
5.50%, 03/18/54	585,000	567,693
		3,565,595
Portugal — 0.1%
EDP SA
(Variable, EURIBOR ICE Swap Rate 5Y + 2.05%), 4.75%, 05/29/54(E) ^	200,000	243,263
Transportes Aereos Portugueses SA
5.13%, 11/15/29(E)	100,000	121,329
		364,592
Romania — 0.6%
Romanian Government International Bond
2.00%, 01/28/32(E)	635,000	621,828
5.25%, 05/30/32(E)	29,000	34,124
5.88%, 07/11/32(E) 144A Δ	585,000	704,505
6.38%, 01/30/34	864,000	876,696
3.75%, 02/07/34(E)	635,000	652,531
5.75%, 03/24/35	644,000	621,669
7.50%, 02/10/37	550,000	591,450
	Par	Value
6.75%, 07/11/39(E)	$38,000	$45,658
6.75%, 07/11/39(E) 144A	205,000	246,878
		4,395,339
Saudi Arabia — 0.6%
KSA Sukuk, Ltd.
5.25%, 06/04/34	590,000	613,863
Ma'aden Sukuk, Ltd.
5.25%, 02/13/30	585,000	604,250
5.50%, 02/13/35	585,000	614,351
Saudi Arabian Oil Co.
6.38%, 06/02/55 144A	774,000	825,644
Saudi Government International Bond
4.50%, 10/26/46	590,000	512,420
4.63%, 10/04/47	590,000	515,271
3.25%, 11/17/51	585,000	394,103
		4,079,902
Serbia — 0.1%
Serbia International Bond
2.13%, 12/01/30	200,000	175,221
6.00%, 06/12/34	751,000	783,963
		959,184
Singapore — 0.0%
P3 Group S.a.r.l.
3.75%, 04/02/33(E)	210,000	245,725
Sea, Ltd.
2.38%, 12/01/25 CONV	6,000	11,862
Seagate Data Storage Technology Pte., Ltd.
4.09%, 06/01/29 144A	5,000	4,849
9.63%, 12/01/32 144A	7,650	8,672
		271,108
Slovakia — 0.1%
Slovakia Government Bond
3.75%, 02/27/40(E)	28,000	32,254
SPP-Distribucia AS
1.00%, 06/09/31(E)	534,000	546,885
		579,139
South Africa — 0.9%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	51,269,000	2,916,344
9.00%, 01/31/40(S)	29,710,000	1,576,427
Republic of South Africa Government International Bond
5.88%, 04/20/32Δ	200,000	202,616
7.10%, 11/19/36	585,000	610,962
7.95%, 11/19/54	785,000	798,906
		6,105,255
South Korea — 1.1%
Korea Treasury Bond
1.88%, 06/10/29(KW)	4,200,000,000	2,909,053
1.38%, 06/10/30(KW)	6,157,880,000	4,120,232

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 12/10/32(KW)	$830,110,000	$642,936
		7,672,221
Spain — 2.9%
Adif Alta Velocidad
3.13%, 10/31/32(E)	400,000	467,403
Autonomous Community of Madrid Spain
2.49%, 07/30/30(E)	2,358,000	2,756,697
CaixaBank SA
3.38%, 06/26/35(E)	300,000	349,621
(Variable, Euribor 3M + 1.35%), 3.75%, 01/27/36(E) ^	400,000	472,334
Cellnex Finance Co. SA
3.50%, 05/22/32(E)	200,000	236,295
El Corte Ingles SA
3.50%, 07/24/33(E)	200,000	232,115
Eroski S Coop
10.63%, 04/30/29(E)	100,000	124,341
Grifols SA
7.13%, 05/01/30(E) 144A	210,000	260,373
7.50%, 05/01/30(E)	150,000	186,062
Junta de Andalucia
3.30%, 04/30/35(E)	1,614,000	1,885,187
Kaixo Bondco Telecom SA
5.13%, 09/30/29(E)	220,000	262,259
Lorca Telecom Bondco SA
4.00%, 09/18/27(E) 144A	300,000	352,640
Spain Government Bond
3.45%, 10/31/34(E) 144A	2,489,000	2,992,634
3.15%, 04/30/35(E) 144A	1,711,000	2,001,136
3.90%, 07/30/39(E) 144A	3,982,000	4,828,795
3.50%, 01/31/41(E) 144A	695,000	795,422
2.90%, 10/31/46(E) 144A	468,000	474,434
2.70%, 10/31/48(E) 144A	252,000	242,021
4.00%, 10/31/54(E) 144A	515,000	595,551
Unicaja Banco SA
(Variable, EURIBOR ICE SWAP RATE + 1.35%), 3.50%, 06/30/31(E) ^	300,000	354,886
		19,870,206
Supranational — 0.7%
Asian Development Bank
4.13%, 05/30/30Δ	350,000	355,383
Corporación Andina de Fomento
4.13%, 06/30/28	1,235,000	1,242,169
European Union
2.50%, 12/04/31(E)	102,000	118,365
3.25%, 07/04/34(E)	1,453,000	1,739,234
3.38%, 10/04/39(E)	595,975	688,013
3.25%, 02/04/50(E)	278,000	293,713
International Bank for Reconstruction & Development
4.00%, 05/06/32	275,000	275,749
		4,712,626
	Par	Value
Supranational — 1.0%
Asian Infrastructure Investment Bank (The)
2.88%, 05/23/31(E)	$2,003,000	$2,374,788
European Union
4.00%, 10/12/55(E)	472,000	549,828
International Bank for Reconstruction & Development
4.25%, 07/23/32(Z)	527,000	313,163
International Finance Corporation
4.50%, 10/02/28(U)	2,049,000	2,785,764
4.50%, 05/20/30(A)	1,435,000	965,905
		6,989,448
Sweden — 0.4%
Assa Abloy AB
3.37%, 09/09/32(E)	170,000	201,572
Assemblin Caverion Group AB
6.25%, 07/01/30(E) Δ	200,000	246,105
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	116,418
Fastighets AB Balder
4.00%, 02/19/32(E) Δ	716,000	844,243
Heimstaden AB
8.38%, 01/29/30(E)	100,000	122,472
Svensk Exportkredit AB
3.75%, 05/08/28	335,000	335,416
Verisure Holding AB
3.25%, 02/15/27(E)	100,000	117,422
7.13%, 02/01/28(E)	100,000	121,504
Verisure Midholding AB
5.25%, 02/15/29(E)	320,000	378,980
		2,484,132
Switzerland — 0.5%
Amrize Finance U.S. LLC
5.40%, 04/07/35 144A Δ	70,000	72,152
Consolidated Energy Finance SA
5.63%, 10/15/28 144A Δ	300,000	251,397
Richemont International Holding SA
1.63%, 05/26/40(E)	157,000	140,436
Swiss Confederation Government Bond
3.50%, 04/08/33(ZD)	370,000	583,485
1.25%, 06/27/37(ZD)	330,000	462,224
UBS Group AG
5.62%, 09/13/30 144A Δ ^	415,000	433,546
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.31%), 4.38%, 02/10/31 144A ρ ^	410,000	373,516
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.75%, 02/11/33 144A ^	420,000	374,657

	Par	Value
(Variable, USD SOFR ICE Swap Rate 5Y + 3.30%), 7.00%, 02/05/35 144A ρ ^	$200,000	$204,092
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A Δ ^	400,000	421,566
(Variable, U.S. SOFR + 1.76%), 5.58%, 05/09/36 144A Δ ^	450,000	468,619
		3,785,690
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	448,023
Turkey — 1.1%
Turkiye Government Bond
37.00%, 02/18/26(T)	26,055,000	628,148
36.00%, 08/12/26(T)	22,040,000	525,005
Turkiye Government International Bond
5.25%, 03/13/30	908,000	887,561
9.13%, 07/13/30	200,000	226,677
5.95%, 01/15/31	779,000	773,037
5.88%, 06/26/31	754,000	743,942
7.25%, 05/29/32	779,000	811,909
7.63%, 05/15/34	843,000	895,843
6.50%, 01/03/35	924,000	908,957
6.95%, 09/16/35	1,089,000	1,097,167
		7,498,246
Ukraine — 0.0%
Ukraine Government International Bond
(Step to 6.00% on 02/01/27), 4.50%, 02/01/34 STEP	25,000	14,104
(Step to 6.00% on 02/01/27), 4.50%, 02/01/36 STEP	30,980	16,944
		31,048
United Arab Emirates — 0.4%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	185,661
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34	1,173,000	1,245,040
5.25%, 10/02/54	1,171,000	1,151,510
		2,582,211
United Kingdom — 4.2%
Alexandrite Monnet UK Holdco PLC REIT
10.50%, 05/15/29(E)	100,000	128,438
Amber Finco PLC
6.63%, 07/15/29(E)	520,000	643,604
Arqiva Broadcast Finance PLC
8.63%, 07/01/30(U)	100,000	141,129
Aviva PLC
(Variable, Euribor 3M + 3.05%), 4.63%, 08/28/56(E) ^	316,000	378,637
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	129,756
	Par	Value
6.50%, 11/27/31(U)	$100,000	$136,420
Barclays PLC
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	452,966
(Variable, U.S. SOFR + 1.23%), 5.37%, 02/25/31^	455,000	469,288
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	112,778
Boparan Finance PLC
9.38%, 11/07/29(U)	200,000	281,417
BP Capital Markets BV
0.93%, 12/04/40(E)	223,000	167,038
BP Capital Markets PLC
(Variable, UK Gilts 5Y + 1.73%), 6.00%, 11/19/29(U) ρ Δ ^	329,000	450,998
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	433,736
CD&R Firefly Bidco PLC
8.63%, 04/30/29(U)	200,000	283,635
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	135,872
Crh Finance UK PLC
4.13%, 12/02/29(U)	234,000	308,183
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	134,508
Edge Finco PLC
8.13%, 08/15/31(U)	400,000	575,597
Experian Finance PLC
3.51%, 12/15/33(E)	210,000	248,003
3.38%, 10/10/34(E)	292,000	340,568
Hammerson PLC REIT
5.88%, 10/08/36(U) Δ	228,000	298,761
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.29%), 5.13%, 03/03/31^	212,000	217,161
(Variable, U.S. SOFR + 1.57%), 5.24%, 05/13/31^	640,000	658,738
Informa PLC
3.38%, 06/09/31(E)	143,000	168,336
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	118,708
Kier Group PLC
9.00%, 02/15/29(U)	100,000	142,652
Legal & General Group PLC
(Variable, Euribor 3M + 2.80%), 4.38%, 09/04/55(E) ^	160,000	188,648
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 4.82%, 06/13/29^	675,000	684,639
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	502,571
Macquarie Airfinance Holdings, Ltd.
5.20%, 03/27/28 144A	95,000	96,647
6.40%, 03/26/29 144A	10,000	10,535

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.15%, 03/17/30 144A	$203,000	$205,919
6.50%, 03/26/31 144A	257,000	275,696
Miller Homes Group Finco PLC
7.00%, 05/15/29(U)	100,000	135,716
Mondi Finance PLC
3.75%, 05/18/33(E)	233,000	275,865
National Grid PLC
4.28%, 01/16/35(E)	500,000	610,908
Nationwide Building Society
(Variable, UK Gilts 5Y + 3.59%), 7.88%, 12/20/31(U) ρ ^	253,000	352,909
(Variable, EURIBOR ICE Swap Rate 5Y + 1.85%), 4.00%, 07/30/35(E) ^	196,000	234,128
(Variable, U.S. SOFR + 1.65%), 5.54%, 07/14/36 144A ^	200,000	205,752
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	650,000	638,722
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33ρ Δ ^	342,000	385,555
(Variable, Euribor 3M + 1.16%), 3.63%, 09/03/34(E) ^	490,000	574,533
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	446,045
PEU Fin PLC
7.25%, 07/01/28(E)	100,000	122,190
Pinewood Finco PLC
6.00%, 03/27/30(U)	100,000	135,585
Pinnacle Bidco PLC
10.00%, 10/11/28(U) Δ	300,000	425,772
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	133,855
Rio Tinto Finance U.S.A. PLC
5.00%, 03/14/32	410,000	421,635
5.88%, 03/14/65Δ	135,000	140,786
Sage Group PLC (The)
2.88%, 02/08/34(U) Δ	181,000	202,841
Severn Trent Utilities Finance PLC
3.88%, 08/04/35(E)	347,000	411,266
3.88%, 08/04/37(E)	180,000	210,392
SSE PLC
1.75%, 04/16/30(E)	350,000	390,666
3.50%, 03/18/32(E)	336,000	400,657
Tesco Corporate Treasury Services PLC
3.38%, 05/06/32(E) Δ	133,000	156,447
5.13%, 05/22/34(U)	228,000	296,888
United Kingdom Gilt
4.13%, 07/22/29(U)	617,000	831,172
4.00%, 10/22/31(U)	3,230,000	4,277,390
1.25%, 10/22/41(U)	1,541,000	1,194,584
4.50%, 12/07/42(U)	215,000	263,939
4.50%, 12/07/42(U)	357,000	438,262
1.50%, 07/22/47(U)	1,394,000	939,083
1.25%, 07/31/51(U)	1,180,000	662,724
	Par	Value
3.75%, 07/22/52(U)	$1,852,000	$1,885,252
4.38%, 07/31/54(U)	573,000	645,092
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U)	200,000	250,804
Vodafone Group PLC
5.75%, 06/28/54	135,000	133,003
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	120,731
(Variable, 3.48% - EUR Swap Rate 5Y), 3.00%, 08/27/80(E) ^	100,000	113,407
Wessex Water Services Finance PLC
1.50%, 09/17/29(U)	300,000	351,820
Zegona Finance PLC
6.75%, 07/15/29(E)	460,000	573,781
		29,511,739
Uruguay — 0.5%
Uruguay Government International Bond
8.50%, 03/15/28(UYU)	9,705,000	247,338
8.25%, 05/21/31(UYU)	48,168,000	1,225,194
8.25%, 05/21/31(UYU)	15,533,000	395,095
9.75%, 07/20/33(UYU)	43,315,000	1,195,196
5.44%, 02/14/37	585,000	612,788
		3,675,611
Uzbekistan — 0.4%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28	681,000	709,411
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	127,290
5.10%, 02/25/29(E) 144A	215,000	262,639
5.10%, 02/25/29(E)	130,000	158,805
3.70%, 11/25/30	400,000	370,282
3.90%, 10/19/31	230,000	211,799
6.95%, 05/25/32 144A	470,000	506,687
6.95%, 05/25/32Δ	392,000	422,599
		2,769,512
Zambia — 0.0%
Zambia Government International Bond
(Step to 7.50% on 06/30/31), 5.75%, 06/30/33 STEP	99,072	94,955
Total Foreign Bonds (Cost $353,437,931)		357,899,032
LOAN AGREEMENTS — 0.5%
Asplundh Tree Expert LLC 2024 Incremental Term Loan
0.00%, 05/23/31† Σ	159,596	159,773
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 05/23/31†	187,556	187,765

	Par	Value
Ciena Corporation 2025 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.89%, 10/24/30†	$45,343	$45,498
CSC Holdings LLC 2022 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.50%), 8.65%, 01/18/28†	46,590	46,406
DaVita, Inc. Tranche B-2 Term Loan
0.00%, 05/09/31† Σ	114,713	115,041
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 05/09/31†	231,367	232,030
Herc Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.25%, 06/02/32†	35,000	35,214
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
0.00%, 11/08/30† Σ	205,000	205,436
(Floating, ICE CME Term SOFR USD 1M + 1.75%) , 5.91%, 11/08/30†	145,172	145,481
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 01/17/31†	244,534	244,465
Hilton Grand Vacations Borrower LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 08/02/28†	6,733	6,732
Novelis Holdings, Inc. Initial Term Loan
0.00%, 03/11/32† Σ	349,123	350,160
NRG Energy, Inc. 2024 New Term Loan
0.00%, 04/16/31† Σ	64,835	64,915
(Floating, ICE CME Term SOFR USD 3M + 1.75%), 6.06%, 04/16/31†	403,636	404,129
Open Text Corporation 2023 Replacement Term Loan
0.00%, 01/31/30† Σ	144,405	144,441
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 5.91%, 01/31/30†	203,932	203,982
Resideo Funding, Inc. Fourth Amendment Term Loan
(Floating, ICE CME Term SOFR USD 6M + 2.00%), 5.84%, 06/13/31†	141,728	142,083
Resideo Funding, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.15%, 02/11/28†	30,132	30,217
	Par	Value
Resideo Funding, Inc. Sixth Amendment Term Loan
0.00%, 08/13/32† Σ	$110,000	$110,172
Ryan Specialty LLC 2024 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 09/15/31†	22,828	22,863
SBA Senior Finance II LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.92%, 01/25/31†	59,239	59,508
Six Flags Entertainment Corporation Initial Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 6.16%, 05/01/31†	34,563	34,390
Trans Union LLC 2024 Refinancing Term B-8 Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 06/24/31†	366,966	367,082
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 6.50%, 02/28/31†	9,850	9,857
TransDigm, Inc. New Tranche K Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.25%), 6.25%, 03/22/30†	21,833	21,836
Truist Insurance Holdings LLC Amendment No.1 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 6.75%, 05/06/31†	36,370	36,427
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%), 5.91%, 05/24/30†	355,673	357,261
Total Loan Agreements (Cost $3,779,883)		3,783,164
MORTGAGE-BACKED SECURITIES — 9.4%
ALA Trust, Series 2025-OANA, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 5.89%, 06/15/40 144A †	45,000	45,300
Arixa Mortgage Trust, Series 2025-RTL1, Class A1
3.38%, 08/25/30 144A	100,000	100,590
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	73,507
BANK5, Series 2025-5YR17, Class A3
5.23%, 11/15/58	666,805	688,450

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	$100,000	$83,178
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 6.28%, 12/15/38 144A †	25,000	24,843
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 6.58%, 12/15/38 144A †	25,000	24,670
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 7.87%, 12/15/38 144A †	20,000	19,694
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 7.38%, 08/15/39 144A †	65,000	65,035
BX Commercial Mortgage Trust, Series 2025-BCAT, Class B
(Floating, CME Term SOFR 1M + 1.55%), 5.70%, 08/15/42 144A †	874,914	876,876
BX Trust, Series 2025-VLT6, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 5.59%, 03/15/30 144A †	415,000	415,469
CAFL Issuer LLC, Series 2021-RTL1, Class A1
4.24%, 03/28/29 144A STEP	17,478	17,478
COLT Mortgage Loan Trust, Series 2024-1, Class A1
(Step to 6.84% on 04/25/28), 5.84%, 02/25/69 144A STEP	1,000,482	1,009,091
COLT Mortgage Loan Trust, Series 2024-6, Class A1
(Step to 6.39% on 11/25/28), 5.39%, 11/25/69 144A STEP	181,138	182,254
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.46%, 10/25/41 144A †	175,000	178,394
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 6.26%, 12/25/41 144A †	706,000	716,134
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 7.36%, 01/25/42 144A †	385,000	393,003
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 7.86%, 03/25/42 144A †	365,000	376,782
	Par	Value
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 7.46%, 03/25/42 144A †	$512,000	$526,338
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%), 7.96%, 07/25/42 144A †	329,000	342,451
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/12/40 144A † γ	100,000	103,912
ELM Trust, Series 2024-ELM, Class C15
6.19%, 06/10/39 144A † γ	1,000,000	1,009,025
Extended Stay America Trust, Series 2021-ESH, Class D
(Floating, CME Term SOFR 1M + 2.36%, 2.25% Floor), 6.51%, 07/15/38 144A †	84,328	84,453
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%), 7.02%, 12/25/30†	588,293	605,422
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	57,144	51,275
3.50%, 04/01/50	34,175	31,610
3.00%, 07/01/50	70,846	63,025
2.50%, 12/01/50	371,568	313,897
2.50%, 08/01/51	117,260	99,560
2.50%, 09/01/51	504,722	427,884
2.50%, 01/01/52	253,372	214,829
2.00%, 02/01/52	542,519	439,690
2.50%, 02/01/52	1,043,923	883,022
2.00%, 03/01/52	1,060,846	859,755
2.50%, 03/01/52	968,183	820,731
2.50%, 04/01/52	245,461	207,967
2.50%, 05/01/52	239,504	202,252
3.00%, 05/01/52	2,684,026	2,364,543
3.50%, 05/01/52	28,359	25,964
2.50%, 06/01/52	2,079,869	1,759,393
2.50%, 07/01/52	109,481	92,562
4.50%, 08/01/52	602,653	588,305
3.00%, 09/01/52	188,942	166,271
4.00%, 09/01/52	91,328	86,436
4.50%, 09/01/52	181,160	176,763
5.50%, 09/01/52	340,854	347,221
2.50%, 10/01/52	284,833	240,971
5.00%, 10/01/52	311,868	310,906
5.50%, 10/01/52	303,209	307,104
5.00%, 11/01/52	482,971	482,070
5.50%, 12/01/52	66,138	67,112
5.00%, 01/01/53	327,167	326,204

	Par	Value
5.00%, 02/01/53	$617,152	$615,273
5.50%, 02/01/53	232,105	234,959
6.00%, 03/01/53	185,275	190,118
5.00%, 04/01/53	359,644	357,307
6.00%, 04/01/53	471,621	484,723
5.50%, 05/01/53	292,157	295,939
6.00%, 05/01/53	798,630	819,741
6.00%, 06/01/53	691,964	710,035
5.00%, 08/01/53	59,043	58,778
5.50%, 08/01/53	148,009	149,548
6.00%, 09/01/53	313,051	322,241
6.00%, 10/01/53	38,365	39,312
5.00%, 11/01/53	290,020	288,898
4.50%, 12/01/53	134,646	130,919
6.00%, 02/01/54	204,192	208,965
4.50%, 07/01/54	149,851	145,471
5.50%, 07/01/54	487,655	492,433
6.00%, 08/01/54	210,198	214,994
5.00%, 10/01/54	320,243	317,931
5.00%, 12/01/54	164,374	163,188
6.00%, 03/01/55	225,265	230,388
5.00%, 06/01/55	1,053,675	1,046,854
6.00%, 06/01/55	128,826	131,777
Federal Home Loan Mortgage Corporation REMIC, Series 5566
(Floating, U.S. 30-Day Average SOFR + 3.55%), 7.91%, 08/25/55†	209,611	210,882
Federal Home Loan Mortgage Corporation REMIC, Series 5575
(Floating, U.S. 30-Day Average SOFR + 3.95%), 8.31%, 09/25/55†	267,802	279,423
Federal National Mortgage Association
3.00%, 08/01/46	65,997	59,683
3.00%, 12/01/47	196,212	177,598
3.50%, 08/01/49	84,962	78,579
4.00%, 08/01/49	72,552	69,546
3.50%, 09/01/49	147,054	135,976
4.00%, 10/01/49	108,387	103,829
3.00%, 03/01/50	92,753	82,508
3.00%, 05/01/50	102,563	91,160
3.50%, 06/01/50	27,429	25,342
2.50%, 07/01/50	47,785	40,765
3.00%, 07/01/50	29,152	25,866
2.50%, 12/01/50	457,652	386,720
2.50%, 05/01/51	962,306	811,775
3.00%, 07/01/51	166,832	146,836
2.50%, 09/01/51	545,425	463,100
2.50%, 01/01/52	281,003	237,815
3.00%, 02/01/52	266,724	235,170
2.00%, 03/01/52	2,055,602	1,667,148
2.50%, 03/01/52	861,726	729,846
2.50%, 04/01/52	814,360	688,989
3.00%, 05/01/52	316,538	278,805
3.50%, 05/01/52	381,149	351,049
4.00%, 07/01/52	179,793	170,822
	Par	Value
4.00%, 08/01/52	$125,286	$118,498
5.00%, 08/01/52	188,856	188,359
4.50%, 09/01/52	721,463	703,504
4.50%, 10/01/52	570,420	556,575
5.00%, 11/01/52	158,456	157,989
6.00%, 12/01/52	803,062	826,523
4.50%, 01/01/53	781,128	761,759
5.00%, 01/01/53	468,018	466,858
5.50%, 01/01/53	869,873	881,698
4.50%, 02/01/53	142,818	139,218
5.00%, 02/01/53	145,256	144,821
5.50%, 02/01/53	415,830	421,396
5.00%, 03/01/53	657,390	655,227
5.00%, 04/01/53	682,388	680,275
5.50%, 07/01/53	696,575	704,842
6.00%, 07/01/53	617,644	633,140
5.50%, 10/01/53	107,541	108,816
5.50%, 01/01/54	766,659	775,341
6.50%, 01/01/54	214,544	222,261
5.50%, 02/01/54	257,111	259,953
5.50%, 03/01/54	598,079	604,298
6.00%, 06/01/54	48,439	49,540
5.00%, 09/01/54	188,667	187,305
5.50%, 09/01/54	343,816	348,135
5.00%, 11/01/54	482,358	478,877
5.50%, 11/01/54	293,802	296,561
5.00%, 03/01/55	769,072	763,653
5.50%, 03/01/55	246,311	248,568
5.00%, 04/01/55	107,142	106,343
6.00%, 05/01/55	628,581	642,589
5.50%, 06/01/55	427,470	431,287
6.00%, 08/01/55	259,749	265,538
Federal National Mortgage Association REMIC, Series 2024-69
(Floating, U.S. 30-Day Average SOFR + 1.25%, 1.25% Floor, 6.50% Cap), 5.61%, 10/25/54†	774,597	775,887
Federal National Mortgage Association REMIC, Series 2024-88
(Floating, U.S. 30-Day Average SOFR + 1.40%, 1.40% Floor, 6.50% Cap), 5.76%, 12/25/54†	461,188	464,509
Federal National Mortgage Association REMIC, Series 2025-86
5.54%, 10/25/55	1,464,439	1,466,270
FHLMC Multifamily Structured Pass-Through Certificates, Series K124
0.81%, 12/25/30† IO γ	428,626	13,385
FHLMC Multifamily Structured Pass-Through Certificates, Series K-171
0.28%, 07/25/35† IO γ	37,024,475	479,832

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K547
5.25%, 05/25/30† IO γ	$7,224,028	$130,480
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	20,217	19,724
Government National Mortgage Association
4.50%, 09/20/52	171,698	167,849
5.00%, 11/20/52	97,628	97,747
5.00%, 03/20/53	159,234	159,362
5.50%, 03/20/53	234,586	237,764
5.00%, 07/20/53	132,496	132,220
5.50%, 07/20/53	50,917	51,637
5.50%, 10/20/53	39,813	40,352
5.00%, 11/20/53	85,642	85,587
5.00%, 01/20/54	122,386	122,206
5.50%, 02/20/54	147,900	149,845
4.50%, 04/20/54	138,697	134,729
5.00%, 07/20/54	95,660	95,303
5.50%, 08/20/54	200,286	202,267
4.50%, 09/20/54	57,876	56,198
5.00%, 10/20/54	133,849	133,346
5.50%, 11/20/54	147,178	148,764
5.50%, 01/20/55	2,424,579	2,445,246
6.00%, 07/20/55	1,590,135	1,618,859
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A
(Floating, CME Term SOFR 1M + 1.60%, 1.60% Floor), 5.75%, 01/15/42 144A †	100,000	99,970
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	109,254
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1
5.44%, 07/25/70 144A † γ	319,683	321,948
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1
3.63%, 07/25/70 144A † γ	690,149	693,322
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1B
(Step to 6.15% on 09/25/29), 5.15%, 07/25/70 144A STEP	996,115	998,471
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1
5.35%, 07/25/65 144A † γ	1,707,789	1,721,514
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	84,546	78,610
OBX Trust, Series 2024-NQM3, Class A1
(Step to 7.13% on 03/25/28), 6.13%, 12/25/63 144A STEP	79,974	80,988
	Par	Value
OBX Trust, Series 2025-NQM13, Class A1
(Step to 6.44% on 10/25/29), 5.44%, 05/25/65 144A STEP	$398,286	$401,966
OBX Trust, Series 2025-NQM13, Class A2
(Step to 6.61% on 08/25/29), 5.61%, 05/25/65 144A STEP	961,679	969,875
OBX Trust, Series 2025-NQM18, Class A1
3.33%, 09/25/65 144A † ††† γ	296,651	297,171
PRET LLC, Series 2024-NPL8, Class A1
(Step to 8.96% on 12/25/27), 5.96%, 11/25/54 144A STEP	100,973	101,157
PRPM LLC, Series 2024-7, Class A1
(Step to 8.87% on 12/25/27), 5.87%, 11/25/29 144A STEP	83,573	83,662
RCO VIII Mortgage LLC, Series 2025-3, Class A1
(Step to 9.43% on 06/25/28), 6.43%, 05/25/30 144A STEP	86,372	87,276
RCO X Mortgage LLC, Series 2025-1, Class A1
(Step to 8.88% on 02/25/28), 5.88%, 01/25/30 144A STEP	192,915	193,225
Redwood Funding Trust, Series 2025-1, Class A
7.58%, 05/27/55 144A STEP	128,148	129,174
Roc Mortgage Trust, Series 2024-RTL1, Class A1
(Step to 6.59% on 05/25/27), 5.59%, 10/25/39 144A STEP	120,000	120,760
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	37,515	36,098
TVC Mortgage Trust, Series 2024-RRTL1, Class A1
(Step to 6.55% on 03/25/26), 5.55%, 07/25/39 144A STEP	110,000	110,273
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.79%, 07/15/46† γ	873	850
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	23,550
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.15%, 08/15/46† γ	33,809	32,690
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	22,420	20,210
Total Mortgage-Backed Securities (Cost $64,556,218)		65,089,824
MUNICIPAL BOND — 0.0%
National Finance Authority Utility, Revenue Bond, Series A
6.89%, 04/01/34 144A (Cost $230,621)	225,000	236,133

	Par	Value
U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bills
3.96%, 02/05/26Ω Δ	$1,010,000	$996,677
3.87%, 02/26/26Ω	1,005,000	989,574
3.67%, 03/26/26Ω Δ	1,035,000	1,016,176
		3,002,427
U.S. Treasury Bonds
1.13%, 08/15/40	205,000	129,358
3.88%, 08/15/40	789,400	736,208
3.88%, 05/15/43Δ	5,668,000	5,135,740
5.00%, 05/15/45	1,445,700	1,501,608
4.88%, 08/15/45Δ	410,500	419,704
1.38%, 08/15/50Δ	20,000	10,062
1.63%, 11/15/50Δ	2,610,500	1,401,410
4.75%, 11/15/53Δ	2,947,000	2,952,871
4.75%, 05/15/55Δ	1,640,100	1,645,738
4.75%, 08/15/55	10,000	10,036
		13,942,735
U.S. Treasury Notes
4.63%, 02/28/26‡‡	1,210,000	1,213,471
0.75%, 03/31/26‡‡	2,650,000	2,609,901
3.75%, 04/30/27	5,410,000	5,418,136
3.63%, 08/31/27Δ	2,185,000	2,185,000
3.88%, 10/15/27	9,500,000	9,548,242
3.75%, 05/15/28Δ	2,000,000	2,006,680
4.63%, 09/30/28	65,000	66,834
4.00%, 03/31/30Δ	8,715,000	8,816,108
3.88%, 07/31/30Δ	4,556,000	4,584,119
3.63%, 08/31/30	130,000	129,350
4.00%, 04/30/32Δ	972,200	978,029
2.75%, 08/15/32	1,656,000	1,539,692
	Par	Value
3.88%, 08/31/32Δ	$229,400	$228,755
4.25%, 11/15/34Δ	1,830,800	1,851,825
4.25%, 05/15/35	1,470,000	1,483,781
4.25%, 08/15/35Δ	669,700	675,194
		43,335,117
Total U.S. Treasury Obligations (Cost $59,611,634)		60,280,279

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class AΔ * (Cost $261,222)	16,976	40,912
FOREIGN COMMON STOCK — 0.0%
China — 0.0%
Yuzhou Group Holdings Co., Ltd.* (Cost $1,966)	37,404	1,226
MONEY MARKET FUNDS — 7.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø §	23,313,064	23,313,064
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø ∞	29,996,393	29,996,393
Total Money Market Funds (Cost $53,309,457)		53,309,457
TOTAL INVESTMENTS — 103.5% (Cost $710,955,729)		719,429,614
Liabilities in Excess of Other Assets — (3.5)%		(23,995,475)
NET ASSETS — 100.0%		$695,434,139
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	12/2025	1	$140,698	$901
Euro-OAT	12/2025	4	569,884	3,779
Euro-Schatz	12/2025	(169)	(21,226,380)	19,571
30-Year Euro Buxl	12/2025	(30)	(4,032,158)	(99,646)
Euro-Bobl	12/2025	(15)	(2,074,723)	1,403
Euro-Bund	12/2025	(94)	(14,189,077)	11,317
10 -Year Mini JGB	12/2025	13	1,193,414	(12,051)
10-Year Japanese Treasury Bond	12/2025	1	918,213	(1,542)
British Pounds/U.S. Dollars	12/2025	2	168,138	(575)
Euro/U.S. Dollars	12/2025	5	737,000	(2,494)
Japanese Yen/U.S. Dollars	12/2025	2	170,350	(300)
Canadian Dollars/U.S. Dollars	12/2025	3	216,300	(1,480)
2-Year Bond	12/2025	(99)	(7,531,170)	(2,086)
5-Year Canadian Government Bond	12/2025	44	3,645,958	27,312
10-Year U.S. Treasury Note	12/2025	167	18,787,500	26,655
U.S. Treasury Long Bond	12/2025	10	1,165,938	3,991
Ultra 10-Year U.S. Treasury Note	12/2025	(313)	(36,019,453)	(365,593)
Ultra Long U.S. Treasury Bond	12/2025	(7)	(840,437)	(61,459)
Long GILT	12/2025	25	3,054,268	(5,871)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year Bond	12/2025	11	$967,924	$3,560
2-Year U.S. Treasury Note	12/2025	93	19,381,055	25,905
5-Year U.S. Treasury Note	12/2025	590	64,425,234	(11,000)
Total Futures Contracts outstanding at September 30, 2025			$29,628,476	$(439,703)
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/15/25	U.S. Dollars	12,607,719	New Zealand Dollars	20,953,497	SC	$452,407
10/15/25	U.S. Dollars	16,178,298	Canadian Dollars	22,059,780	SS	314,779
10/15/25	U.S. Dollars	75,971,997	Euro	64,408,157	SS	280,008
10/15/25	U.S. Dollars	22,292,872	British Pounds	16,374,112	SS	269,389
10/17/25	U.S. Dollars	14,406,001	Japanese Yen	2,087,485,241	SS	262,583
10/15/25	U.S. Dollars	12,514,679	Japanese Yen	1,814,372,070	BNP	224,540
10/17/25	U.S. Dollars	12,311,140	Canadian Dollars	16,813,555	SS	218,984
10/15/25	Australian Dollars	28,606,794	U.S. Dollars	18,747,216	GSC	186,262
10/15/25	U.S. Dollars	13,216,064	Japanese Yen	1,924,374,605	GSC	180,793
10/15/25	U.S. Dollars	4,667,466	New Zealand Dollars	7,775,376	GSC	156,900
10/17/25	U.S. Dollars	16,952,459	British Pounds	12,489,276	SS	153,954
10/15/25	Swedish Kronor	151,901,336	U.S. Dollars	15,998,632	BNP	153,242
10/15/25	U.S. Dollars	6,794,119	Canadian Dollars	9,253,602	SC	139,715
10/15/25	Mexican Pesos	104,461,772	U.S. Dollars	5,564,639	UBS	129,808
10/15/25	U.S. Dollars	3,322,645	New Zealand Dollars	5,520,628	CITI	120,079
10/15/25	Norwegian Kroner	100,470,077	U.S. Dollars	9,952,720	BNP	115,928
10/15/25	U.S. Dollars	7,571,860	Japanese Yen	1,100,966,736	SS	114,165
10/15/25	U.S. Dollars	5,808,062	Japanese Yen	841,561,458	CITI	107,518
10/15/25	U.S. Dollars	8,073,290	Swiss Francs	6,338,340	CITI	95,639
10/15/25	U.S. Dollars	7,907,393	Swiss Francs	6,208,553	RBC	93,096
10/15/25	Hungarian Forint	994,287,022	U.S. Dollars	2,897,537	GSC	92,725
10/15/25	U.S. Dollars	2,215,742	New Zealand Dollars	3,669,073	RBC	87,280
10/15/25	U.S. Dollars	7,953,744	British Pounds	5,848,676	CITI	87,167
10/21/25	U.S. Dollars	5,328,666	South Korean Won	7,363,151,000	BAR	78,872
10/17/25	Australian Dollars	11,184,601	U.S. Dollars	7,324,771	JPM	78,013
10/15/25	U.S. Dollars	4,173,112	Canadian Dollars	5,701,985	GSC	72,729
10/15/25	Czech Republic Koruna	117,654,295	U.S. Dollars	5,608,996	SS	67,436
10/15/25	Mexican Pesos	53,996,596	U.S. Dollars	2,876,439	SS	67,038
10/15/25	Euro	40,586,470	U.S. Dollars	47,632,800	SS	64,119
10/15/25	Norwegian Kroner	33,238,778	U.S. Dollars	3,271,217	SS	59,820
10/15/25	South African Rand	30,861,345	U.S. Dollars	1,726,344	GSC	58,678
10/15/25	U.S. Dollars	4,217,504	Japanese Yen	614,015,579	UBS	58,303
10/15/25	Swedish Kronor	76,814,307	U.S. Dollars	8,111,687	CITI	56,082
10/15/25	Turkish Lira	85,318,466	U.S. Dollars	1,971,633	RBC	53,851
10/15/25	Australian Dollars	7,339,132	U.S. Dollars	4,803,931	CITI	53,492
10/17/25	U.S. Dollars	19,003,970	Chinese Offshore Yuan	134,915,000	HSBC	52,769
10/15/25	U.S. Dollars	12,004,081	Euro	10,171,141	GSC	51,031
10/15/25	U.S. Dollars	13,725,509	Euro	11,636,421	BNP	50,474
10/15/25	U.S. Dollars	12,750,892	Euro	10,809,047	CITI	48,180
10/17/25	Euro	2,074,851	U.S. Dollars	2,391,633	UBS	47,033
10/17/25	U.S. Dollars	57,524,661	Euro	48,902,845	SS	46,950
10/31/25	U.S. Dollars	2,641,979	Indonesian Rupiahs	43,372,881,876	BAR	44,030

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/25	Mexican Pesos	33,049,187	U.S. Dollars	1,758,614	MLIB	$42,566
10/15/25	U.S. Dollars	9,653,145	Euro	8,178,317	SC	42,047
10/17/25	Chinese Offshore Yuan	177,710,540	U.S. Dollars	24,921,314	SS	41,279
10/17/25	U.S. Dollars	2,443,110	Canadian Dollars	3,341,395	HSBC	40,009
10/15/25	Brazilian Reals	4,698,114	U.S. Dollars	840,152	GSC	39,139
10/17/25	Japanese Yen	436,134,569	U.S. Dollars	2,917,653	JPM	37,306
10/15/25	U.S. Dollars	1,696,039	New Zealand Dollars	2,861,069	SS	36,307
10/15/25	Czech Republic Koruna	61,561,963	U.S. Dollars	2,935,462	SC	34,700
10/15/25	Hungarian Forint	373,386,382	U.S. Dollars	1,088,329	SS	34,610
10/15/25	U.S. Dollars	7,854,258	Euro	6,654,200	RBC	34,292
10/15/25	Norwegian Kroner	47,912,391	U.S. Dollars	4,767,267	RBC	34,292
10/15/25	Australian Dollars	5,362,190	U.S. Dollars	3,515,166	SC	33,813
10/17/25	Australian Dollars	2,437,947	U.S. Dollars	1,584,599	HSBC	29,012
10/15/25	U.S. Dollars	1,188,523	New Zealand Dollars	2,002,524	UBS	26,841
10/15/25	South African Rand	13,563,919	U.S. Dollars	758,292	SC	26,246
10/15/25	Euro	3,182,047	U.S. Dollars	3,714,017	GSC	25,501
10/17/25	U.S. Dollars	3,555,309	Canadian Dollars	4,908,714	UBS	25,006
10/15/25	U.S. Dollars	2,095,902	British Pounds	1,539,735	BNP	24,930
10/15/25	U.S. Dollars	925,283	South Korean Won	1,264,315,356	GSC	23,938
10/15/25	Hungarian Forint	245,199,821	U.S. Dollars	714,535	SC	22,889
10/17/25	British Pounds	1,531,101	U.S. Dollars	2,036,839	SS	22,544
11/28/25	Brazilian Reals	4,246,718	U.S. Dollars	764,775	BAR	21,943
10/15/25	U.S. Dollars	1,936,266	Swiss Francs	1,521,262	SS	21,554
10/17/25	Euro	1,530,651	U.S. Dollars	1,777,604	BAR	21,440
10/15/25	Mexican Pesos	16,675,780	U.S. Dollars	888,463	SC	20,571
10/15/25	U.S. Dollars	2,011,174	Swiss Francs	1,581,955	GSC	20,071
10/15/25	Swiss Francs	2,385,773	U.S. Dollars	2,982,783	UBS	20,032
10/15/25	Euro	2,548,126	U.S. Dollars	2,975,160	BNP	19,378
10/15/25	Norwegian Kroner	17,087,960	U.S. Dollars	1,693,427	GSC	19,049
10/21/25	U.S. Dollars	968,636	South Korean Won	1,332,650,823	MSCS	18,480
10/15/25	Swedish Kronor	13,854,712	U.S. Dollars	1,455,189	SS	18,001
10/15/25	U.S. Dollars	2,208,298	British Pounds	1,628,553	SC	17,864
10/17/25	Euro	3,241,982	U.S. Dollars	3,792,717	CITI	17,730
10/15/25	U.S. Dollars	1,348,948	Singapore Dollars	1,715,189	GSC	17,600
10/17/25	U.S. Dollars	1,587,641	Singapore Dollars	2,022,442	SS	17,534
10/15/25	U.S. Dollars	813,830	Canadian Dollars	1,107,820	RBC	17,180
10/15/25	U.S. Dollars	2,408,877	Canadian Dollars	3,325,912	UBS	17,164
10/17/25	U.S. Dollars	13,542,990	Euro	11,507,997	UBS	17,125
10/15/25	U.S. Dollars	1,819,383	Norwegian Kroner	17,987,834	UBS	16,725
10/17/25	U.S. Dollars	1,753,100	Canadian Dollars	2,414,666	CITI	16,494
10/17/25	Czech Republic Koruna	29,259,616	U.S. Dollars	1,395,435	HSBC	16,315
10/15/25	Australian Dollars	1,814,346	U.S. Dollars	1,184,973	SS	15,856
10/17/25	Euro	4,235,288	U.S. Dollars	4,962,519	SS	15,406
10/15/25	Australian Dollars	1,462,718	U.S. Dollars	953,033	BNP	15,070
10/15/25	Czech Republic Koruna	25,099,939	U.S. Dollars	1,196,648	CITI	14,341
10/15/25	Mexican Pesos	12,477,287	U.S. Dollars	666,274	GSC	13,891
10/15/25	Colombian Pesos	1,185,454,688	U.S. Dollars	287,871	GSC	13,885
10/15/25	U.S. Dollars	1,097,866	British Pounds	805,979	RBC	13,809
10/15/25	U.S. Dollars	1,610,553	British Pounds	1,188,065	GSC	12,583
10/10/25	U.S. Dollars	1,080,544	Chilean Pesos	1,027,165,221	MSCS	12,117
10/15/25	U.S. Dollars	1,215,624	Swedish Kronor	11,320,309	UBS	11,920
10/17/25	Australian Dollars	6,104,571	U.S. Dollars	4,029,432	UBS	11,018
10/15/25	Japanese Yen	289,794,387	U.S. Dollars	1,952,059	GSC	10,941
10/15/25	Norwegian Kroner	9,076,401	U.S. Dollars	899,342	UBS	10,253
10/15/25	Swiss Francs	1,194,661	U.S. Dollars	1,493,541	BNP	10,100
10/15/25	Colombian Pesos	1,189,420,964	U.S. Dollars	292,781	BNP	9,985

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/25	Australian Dollars	1,584,769	U.S. Dollars	1,039,412	BAR	$9,504
10/15/25	U.S. Dollars	879,223	Swiss Francs	691,138	BNP	9,333
10/15/25	U.S. Dollars	286,835	New Zealand Dollars	478,451	BNP	9,281
10/15/25	British Pounds	971,780	U.S. Dollars	1,297,985	GSC	9,077
10/15/25	Czech Republic Koruna	18,171,017	U.S. Dollars	867,621	RBC	9,071
10/15/25	Norwegian Kroner	3,173,701	U.S. Dollars	309,008	SC	9,045
10/17/25	U.S. Dollars	360,711	New Zealand Dollars	606,443	HSBC	8,879
10/15/25	U.S. Dollars	608,668	Swedish Kronor	5,644,277	SC	8,504
10/15/25	U.S. Dollars	911,606	Norwegian Kroner	9,011,817	SC	8,483
10/15/25	Czech Republic Koruna	14,000,000	U.S. Dollars	667,192	GSC	8,262
10/15/25	Swiss Francs	712,593	U.S. Dollars	888,942	SC	7,952
10/17/25	Euro	620,276	U.S. Dollars	721,251	MLIB	7,788
10/15/25	South African Rand	3,976,247	U.S. Dollars	222,313	BNP	7,674
10/17/25	Euro	1,438,579	U.S. Dollars	1,683,548	HSBC	7,279
10/17/25	Swedish Kronor	9,852,327	U.S. Dollars	1,040,599	MLIB	7,158
10/15/25	British Pounds	1,174,516	U.S. Dollars	1,572,653	SS	7,092
10/15/25	U.S. Dollars	303,723	Indonesian Rupiahs	4,948,565,766	GSC	7,042
10/15/25	Swiss Francs	1,382,752	U.S. Dollars	1,733,418	SS	6,961
10/17/25	Hungarian Forint	80,898,694	U.S. Dollars	236,480	SS	6,787
10/15/25	Swedish Kronor	5,613,278	U.S. Dollars	590,191	UBS	6,677
10/15/25	U.S. Dollars	885,097	Canadian Dollars	1,221,930	BNP	6,389
10/15/25	Brazilian Reals	1,642,903	U.S. Dollars	301,237	SS	6,246
10/15/25	U.S. Dollars	902,869	Norwegian Kroner	8,949,217	SS	6,019
10/15/25	Colombian Pesos	1,228,620,290	U.S. Dollars	306,733	UBS	6,011
10/15/25	Euro	765,875	U.S. Dollars	894,409	UBS	5,642
10/15/25	U.S. Dollars	2,773,724	Polish Zloty	10,063,500	GSC	5,553
10/17/25	U.S. Dollars	364,985	New Zealand Dollars	620,016	SS	5,279
10/17/25	Australian Dollars	544,143	U.S. Dollars	354,907	SS	5,246
10/17/25	U.S. Dollars	1,187,214	Euro	1,005,755	HSBC	5,106
10/15/25	U.S. Dollars	747,750	Swiss Francs	590,070	SC	5,068
10/17/25	U.S. Dollars	686,041	New Zealand Dollars	1,173,970	CITI	4,953
10/15/25	Swedish Kronor	13,105,276	U.S. Dollars	1,388,793	SC	4,709
10/17/25	Chinese Offshore Yuan	9,011,303	U.S. Dollars	1,261,328	UBS	4,469
10/15/25	Mexican Pesos	3,232,287	U.S. Dollars	171,837	RBC	4,363
10/15/25	British Pounds	445,161	U.S. Dollars	594,716	UBS	4,034
10/15/25	U.S. Dollars	603,917	Swedish Kronor	5,641,990	BNP	3,996
10/15/25	Swedish Kronor	9,779,892	U.S. Dollars	1,035,938	RBC	3,971
10/15/25	U.S. Dollars	604,946	Australian Dollars	908,027	UBS	3,966
10/15/25	Hungarian Forint	47,669,187	U.S. Dollars	139,432	RBC	3,930
10/17/25	Japanese Yen	52,884,846	U.S. Dollars	354,384	BAR	3,928
10/17/25	Thai Baht	44,185,361	U.S. Dollars	1,361,762	MSCS	3,763
10/15/25	Japanese Yen	113,218,184	U.S. Dollars	763,183	SC	3,731
10/17/25	U.S. Dollars	805,951	Japanese Yen	118,432,849	HSBC	3,528
10/15/25	U.S. Dollars	298,531	Swiss Francs	234,517	UBS	3,360
10/17/25	Czech Republic Koruna	5,322,565	U.S. Dollars	253,657	SS	3,152
10/15/25	U.S. Dollars	620,014	Swedish Kronor	5,802,522	CITI	3,023
10/17/25	U.S. Dollars	1,824,998	Euro	1,550,251	BAR	2,919
10/15/25	Israeli Shekels	1,026,361	U.S. Dollars	306,991	SC	2,883
10/15/25	Euro	200,000	U.S. Dollars	232,201	SC	2,838
10/17/25	British Pounds	699,829	U.S. Dollars	938,537	UBS	2,757
10/15/25	U.S. Dollars	604,171	Australian Dollars	908,712	SC	2,738
10/15/25	British Pounds	421,088	U.S. Dollars	563,683	SC	2,688
10/15/25	Mexican Pesos	2,140,706	U.S. Dollars	114,080	CITI	2,615
10/15/25	British Pounds	884,863	U.S. Dollars	1,187,545	BNP	2,613
10/15/25	U.S. Dollars	600,507	Norwegian Kroner	5,966,429	BNP	2,579
10/17/25	U.S. Dollars	360,447	Thai Baht	11,583,856	BAR	2,454

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/15/25	Israeli Shekels	6,214,197	U.S. Dollars	1,873,988	UBS	$2,174
10/15/25	U.S. Dollars	298,281	Swedish Kronor	2,784,975	SS	2,151
10/17/25	U.S. Dollars	605,650	British Pounds	448,686	HSBC	2,151
10/17/25	Norwegian Kroner	1,999,008	U.S. Dollars	198,205	MLIB	2,129
10/17/25	Polish Zloty	2,786,213	U.S. Dollars	764,270	UBS	2,113
10/15/25	U.S. Dollars	297,933	Japanese Yen	43,677,012	SC	2,075
10/15/25	U.S. Dollars	1,115,328	Polish Zloty	4,047,285	SC	2,039
10/15/25	Swedish Kronor	5,644,553	U.S. Dollars	598,158	GSC	2,035
10/15/25	Polish Zloty	2,216,348	U.S. Dollars	607,839	SC	1,813
10/15/25	Japanese Yen	48,760,496	U.S. Dollars	328,484	SS	1,808
10/15/25	U.S. Dollars	848,118	Polish Zloty	3,077,053	BNP	1,712
10/15/25	Israeli Shekels	3,049,553	U.S. Dollars	919,019	SS	1,688
10/17/25	Romanian Leu	1,315,043	U.S. Dollars	301,686	CITI	1,680
10/15/25	U.S. Dollars	308,660	Australian Dollars	464,140	GSC	1,468
10/17/25	U.S. Dollars	270,761	British Pounds	200,408	UBS	1,206
10/15/25	U.S. Dollars	522,548	Polish Zloty	1,895,883	CITI	1,047
10/15/25	Japanese Yen	87,363,999	U.S. Dollars	590,785	UBS	999
10/15/25	Swiss Francs	1,188,458	U.S. Dollars	1,495,104	GSC	730
10/15/25	U.S. Dollars	302,393	Australian Dollars	455,879	SS	669
10/15/25	U.S. Dollars	240,810	Polish Zloty	873,622	SS	503
10/17/25	Danish Kroner	458,818	U.S. Dollars	71,791	UBS	465
10/15/25	U.S. Dollars	616,508	Australian Dollars	930,831	BNP	435
10/15/25	Romanian Leu	907,138	U.S. Dollars	208,868	SC	418
10/15/25	Swiss Francs	245,887	U.S. Dollars	309,080	RBC	402
10/15/25	Danish Kroner	2,488,718	U.S. Dollars	391,495	SC	375
10/20/25	Israeli Shekels	240,451	U.S. Dollars	72,287	UBS	309
10/15/25	U.S. Dollars	102,051	Polish Zloty	370,000	RBC	275
10/17/25	U.S. Dollars	555,305	Norwegian Kroner	5,538,424	HSBC	261
10/15/25	Canadian Dollars	424,499	U.S. Dollars	305,042	GSC	222
10/15/25	Japanese Yen	92,191,073	U.S. Dollars	624,269	BNP	212
10/17/25	British Pounds	162,133	U.S. Dollars	217,863	BAR	211
10/17/25	U.S. Dollars	152,297	Japanese Yen	22,455,030	RBC	156
10/17/25	Chinese Offshore Yuan	2,127,698	U.S. Dollars	298,727	MLIB	146
10/15/25	Malaysian Ringgit	3,393,271	U.S. Dollars	806,290	GSC	96
10/17/25	Euro	245,516	U.S. Dollars	288,554	RBC	12
10/21/25	South Korean Won	313,208,761	U.S. Dollars	223,301	BAR	11
Subtotal Appreciation						$6,731,117
10/15/25	Indian Rupees	27,934	U.S. Dollars	325	GSC	$(10)
10/15/25	U.S. Dollars	350	Brazilian Reals	1,956	GSC	(16)
10/15/25	Chilean Pesos	2,730,427	U.S. Dollars	2,882	GSC	(42)
10/17/25	U.S. Dollars	94,489	Canadian Dollars	131,445	BAR	(45)
10/17/25	Euro	818,068	U.S. Dollars	961,583	CITI	(71)
10/17/25	Chinese Offshore Yuan	1,550,499	U.S. Dollars	217,873	MLIB	(78)
10/17/25	Japanese Yen	27,730,334	U.S. Dollars	187,967	JPM	(85)
10/15/25	U.S. Dollars	152,669	Swedish Kronor	1,436,969	UBS	(126)
10/15/25	Japanese Yen	67,447,147	U.S. Dollars	457,033	BNP	(162)
10/17/25	Euro	653,933	U.S. Dollars	768,810	JPM	(213)
10/17/25	Norwegian Kroner	1,098,971	U.S. Dollars	110,384	UBS	(248)
10/17/25	Euro	155,929	U.S. Dollars	183,541	MLIB	(272)
12/17/25	U.S. Dollars	98,797	Euro	84,000	MLIB	(276)
10/17/25	U.S. Dollars	105,186	Australian Dollars	159,438	UBS	(342)
10/15/25	British Pounds	93,198	Euro	106,979	CITI	(367)
10/17/25	Thai Baht	2,345,391	U.S. Dollars	72,857	BAR	(374)
10/17/25	British Pounds	246,472	U.S. Dollars	331,940	HSBC	(427)
10/17/25	U.S. Dollars	45,186	South African Rand	789,596	BAR	(478)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/31/25	Indonesian Rupiahs	13,780,291,000	U.S. Dollars	825,909	BAR	$(497)
10/15/25	Chinese Yuans	2,425,056	U.S. Dollars	341,740	SC	(517)
10/17/25	U.S. Dollars	333,293	Chinese Offshore Yuan	2,376,518	MLIB	(532)
10/20/25	Israeli Shekels	1,204,597	U.S. Dollars	364,228	UBS	(541)
10/15/25	Polish Zloty	1,006,189	U.S. Dollars	277,352	SS	(579)
10/17/25	Chinese Offshore Yuan	1,314,922	U.S. Dollars	185,315	SS	(611)
10/17/25	Danish Kroner	2,941,623	U.S. Dollars	464,073	SS	(819)
10/17/25	British Pounds	79,509	U.S. Dollars	107,803	CITI	(860)
10/17/25	U.S. Dollars	2,650,393	Japanese Yen	391,312,900	MLIB	(884)
10/15/25	U.S. Dollars	306,633	Swiss Francs	244,367	RBC	(936)
10/15/25	U.S. Dollars	298,606	British Pounds	222,707	SC	(939)
10/15/25	British Pounds	201,131	U.S. Dollars	271,466	UBS	(941)
10/15/25	U.S. Dollars	612,349	Swiss Francs	487,338	GSC	(1,031)
10/15/25	U.S. Dollars	593,722	British Pounds	442,356	UBS	(1,255)
10/17/25	Japanese Yen	27,108,682	U.S. Dollars	185,112	BAR	(1,442)
10/17/25	Japanese Yen	49,143,500	U.S. Dollars	334,460	MLIB	(1,497)
10/17/25	Australian Dollars	276,868	U.S. Dollars	184,762	BAR	(1,511)
10/17/25	U.S. Dollars	209,521	Euro	179,575	MLIB	(1,542)
10/15/25	Swedish Kronor	2,892,954	U.S. Dollars	309,198	SS	(1,586)
10/15/25	U.S. Dollars	1,273,140	Israeli Shekels	4,223,054	BNP	(1,865)
10/15/25	U.S. Dollars	453,535	Thai Baht	14,738,298	GSC	(1,866)
10/17/25	U.S. Dollars	557,216	Singapore Dollars	720,291	BAR	(1,976)
10/17/25	U.S. Dollars	447,787	British Pounds	334,445	JPM	(2,053)
10/15/25	U.S. Dollars	1,519,752	Israeli Shekels	5,040,735	GSC	(2,123)
10/17/25	British Pounds	378,905	U.S. Dollars	511,842	RBC	(2,202)
10/15/25	Swedish Kronor	7,142,121	U.S. Dollars	761,635	UBS	(2,204)
10/15/25	U.S. Dollars	286,956	British Pounds	214,992	RBC	(2,212)
10/15/25	Norwegian Kroner	7,418,213	U.S. Dollars	745,691	UBS	(2,271)
10/15/25	Swedish Kronor	5,686,911	U.S. Dollars	607,240	BNP	(2,543)
10/15/25	U.S. Dollars	250,674	Czech Republic Koruna	5,250,000	RBC	(2,621)
10/17/25	British Pounds	592,579	U.S. Dollars	799,712	MLIB	(2,673)
10/17/25	Chinese Offshore Yuan	7,302,454	U.S. Dollars	1,028,615	HSBC	(2,856)
10/15/25	Swiss Francs	627,379	U.S. Dollars	792,559	UBS	(2,918)
10/15/25	Norwegian Kroner	2,993,777	U.S. Dollars	302,962	SC	(2,939)
10/15/25	Polish Zloty	4,106,086	U.S. Dollars	1,132,516	RBC	(3,053)
10/15/25	U.S. Dollars	307,923	Polish Zloty	1,130,596	SC	(3,070)
10/15/25	Swiss Francs	226,678	U.S. Dollars	288,423	RBC	(3,119)
10/17/25	U.S. Dollars	554,591	New Zealand Dollars	961,431	BAR	(3,190)
10/17/25	U.S. Dollars	856,098	Euro	731,158	CITI	(3,264)
10/17/25	Chinese Offshore Yuan	6,969,373	U.S. Dollars	982,267	CITI	(3,295)
10/15/25	U.S. Dollars	298,858	Turkish Lira	12,728,196	UBS	(3,313)
10/15/25	Swedish Kronor	5,627,082	U.S. Dollars	601,654	SC	(3,319)
10/17/25	Euro	638,135	U.S. Dollars	753,394	HSBC	(3,365)
10/15/25	Singapore Dollars	575,182	U.S. Dollars	449,871	SC	(3,409)
10/15/25	U.S. Dollars	1,672,026	New Zealand Dollars	2,888,233	GSC	(3,464)
10/15/25	Norwegian Kroner	5,949,053	U.S. Dollars	599,926	BNP	(3,740)
10/17/25	U.S. Dollars	723,459	Chinese Offshore Yuan	5,177,008	MSCS	(3,743)
10/15/25	Australian Dollars	2,647,248	U.S. Dollars	1,755,994	GSC	(3,906)
10/15/25	U.S. Dollars	301,408	Swiss Francs	242,582	SC	(3,914)
10/17/25	U.S. Dollars	769,653	New Zealand Dollars	1,333,470	CITI	(3,969)
10/17/25	New Zealand Dollars	237,686	U.S. Dollars	141,979	MLIB	(4,084)
10/15/25	U.S. Dollars	909,114	British Pounds	678,958	BNP	(4,097)
10/17/25	U.S. Dollars	2,966,153	Canadian Dollars	4,130,149	SS	(4,212)
10/15/25	U.S. Dollars	1,782,094	Euro	1,520,049	CITI	(4,256)
10/17/25	Swiss Francs	393,787	U.S. Dollars	500,040	SS	(4,279)
10/15/25	U.S. Dollars	919,425	Norwegian Kroner	9,219,830	UBS	(4,544)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/17/25	Swiss Francs	352,165	U.S. Dollars	448,261	CITI	$(4,899)
10/15/25	U.S. Dollars	3,042,187	Chinese Yuans	21,655,510	GSC	(4,900)
10/15/25	U.S. Dollars	1,213,527	Swiss Francs	968,270	BNP	(5,171)
10/10/25	Malaysian Ringgit	4,244,715	U.S. Dollars	1,013,930	MSCS	(5,245)
10/15/25	U.S. Dollars	803,726	Euro	688,564	SC	(5,469)
10/15/25	U.S. Dollars	601,544	Norwegian Kroner	6,060,341	GSC	(5,796)
10/15/25	Australian Dollars	1,359,902	U.S. Dollars	905,998	BNP	(5,944)
10/15/25	U.S. Dollars	579,692	Swedish Kronor	5,509,686	CITI	(6,160)
10/15/25	U.S. Dollars	548,812	Norwegian Kroner	5,538,529	SC	(6,234)
10/15/25	U.S. Dollars	289,226	South African Rand	5,111,583	SC	(6,428)
10/17/25	Japanese Yen	251,049,041	U.S. Dollars	1,707,373	HSBC	(6,431)
10/15/25	U.S. Dollars	1,228,319	Japanese Yen	182,297,494	BNP	(6,523)
10/17/25	U.S. Dollars	1,171,016	Euro	1,002,039	BAR	(6,726)
10/15/25	U.S. Dollars	1,054,525	Japanese Yen	156,733,028	UBS	(7,149)
10/15/25	New Zealand Dollars	499,099	U.S. Dollars	296,704	UBS	(7,173)
10/31/25	U.S. Dollars	1,184,315	Indonesian Rupiahs	19,892,276,294	BAR	(7,192)
10/15/25	U.S. Dollars	254,151	Hungarian Forint	87,191,903	BNP	(8,074)
10/17/25	Norwegian Kroner	8,029,201	U.S. Dollars	812,968	CITI	(8,307)
10/17/25	Norwegian Kroner	9,078,874	U.S. Dollars	918,900	SS	(9,044)
10/15/25	Canadian Dollars	667,197	U.S. Dollars	489,848	CITI	(10,056)
10/15/25	U.S. Dollars	452,237	Mexican Pesos	8,488,154	SC	(10,471)
11/28/25	U.S. Dollars	1,284,595	Brazilian Reals	6,991,367	BAR	(10,578)
10/15/25	Indonesian Rupiahs	13,679,358,859	U.S. Dollars	831,067	GSC	(10,948)
10/15/25	U.S. Dollars	2,698,539	Euro	2,305,726	UBS	(11,133)
10/15/25	U.S. Dollars	1,638,922	British Pounds	1,226,843	GSC	(11,204)
10/15/25	U.S. Dollars	1,797,542	Euro	1,539,289	BNP	(11,419)
10/17/25	U.S. Dollars	2,521,786	Chinese Offshore Yuan	18,035,612	UBS	(11,635)
10/15/25	Norwegian Kroner	8,909,125	U.S. Dollars	904,620	SS	(11,789)
10/10/25	Chilean Pesos	1,200,723,430	U.S. Dollars	1,262,325	BAR	(13,367)
10/15/25	British Pounds	826,862	U.S. Dollars	1,125,988	CITI	(13,843)
10/15/25	Norwegian Kroner	12,247,849	U.S. Dollars	1,241,298	CITI	(13,875)
10/15/25	British Pounds	942,506	U.S. Dollars	1,282,367	RBC	(14,679)
10/15/25	U.S. Dollars	531,212	South African Rand	9,438,784	SS	(14,728)
10/15/25	New Zealand Dollars	997,923	U.S. Dollars	593,676	SC	(14,772)
10/17/25	U.S. Dollars	893,189	Australian Dollars	1,371,957	HSBC	(14,872)
10/15/25	U.S. Dollars	253,226	Brazilian Reals	1,435,577	BNP	(15,454)
10/15/25	U.S. Dollars	2,414,880	Australian Dollars	3,672,574	CITI	(15,823)
10/15/25	U.S. Dollars	508,451	South African Rand	9,071,066	RBC	(16,220)
10/17/25	U.S. Dollars	2,876,853	South African Rand	50,027,999	SS	(16,344)
10/15/25	U.S. Dollars	1,136,361	Euro	980,924	SS	(16,413)
10/15/25	Euro	3,200,000	U.S. Dollars	3,777,107	RBC	(16,491)
10/17/25	U.S. Dollars	613,019	Norwegian Kroner	6,297,202	HSBC	(18,067)
10/15/25	U.S. Dollars	583,752	Hungarian Forint	200,275,000	SS	(18,564)
10/15/25	U.S. Dollars	2,852,507	Swedish Kronor	27,002,747	GSC	(18,732)
10/15/25	U.S. Dollars	2,472,369	Swiss Francs	1,979,218	SS	(18,742)
10/15/25	U.S. Dollars	298,157	Colombian Pesos	1,246,894,316	UBS	(19,238)
10/15/25	U.S. Dollars	1,597,924	Czech Republic Koruna	33,520,000	SC	(19,306)
10/15/25	U.S. Dollars	1,562,782	Czech Republic Koruna	32,792,605	GSC	(19,353)
10/17/25	U.S. Dollars	2,740,298	British Pounds	2,052,546	SS	(20,446)
10/15/25	Thai Baht	24,196,857	U.S. Dollars	769,073	GSC	(21,410)
10/15/25	Canadian Dollars	2,195,617	U.S. Dollars	1,600,389	SS	(21,488)
10/17/25	New Zealand Dollars	1,359,510	U.S. Dollars	810,499	BAR	(21,770)
10/15/25	U.S. Dollars	577,444	Colombian Pesos	2,355,972,755	GSC	(22,266)
10/15/25	U.S. Dollars	1,494,948	Australian Dollars	2,292,533	UBS	(22,371)
10/15/25	U.S. Dollars	1,102,744	Norwegian Kroner	11,230,418	BNP	(22,716)
10/17/25	U.S. Dollars	1,434,010	Norwegian Kroner	14,548,654	CITI	(24,009)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/15/25	U.S. Dollars	1,170,186	Swedish Kronor	11,235,291	BNP	$(24,478)
10/15/25	U.S. Dollars	1,075,484	Mexican Pesos	20,189,017	SS	(25,065)
10/17/25	U.S. Dollars	5,519,621	Euro	4,719,418	HSBC	(27,322)
10/17/25	British Pounds	3,061,829	U.S. Dollars	4,145,726	UBS	(27,461)
10/17/25	Singapore Dollars	2,745,815	U.S. Dollars	2,159,877	SS	(28,184)
10/15/25	U.S. Dollars	4,019,838	Australian Dollars	6,117,804	GSC	(29,246)
10/15/25	Euro	6,797,295	U.S. Dollars	8,018,429	CITI	(30,298)
10/15/25	South Korean Won	3,443,766,334	U.S. Dollars	2,485,406	GSC	(30,307)
10/15/25	Euro	3,824,618	U.S. Dollars	4,529,287	BNP	(34,624)
10/15/25	U.S. Dollars	883,160	Brazilian Reals	4,906,189	SS	(35,074)
10/15/25	Canadian Dollars	4,884,371	U.S. Dollars	3,549,499	UBS	(37,074)
10/15/25	U.S. Dollars	5,081,601	Euro	4,356,916	GSC	(38,615)
10/17/25	U.S. Dollars	2,062,310	Euro	1,788,771	RBC	(40,113)
10/15/25	U.S. Dollars	3,634,706	Australian Dollars	5,552,386	SS	(40,155)
10/15/25	British Pounds	3,227,538	U.S. Dollars	4,383,596	GSC	(42,498)
10/15/25	U.S. Dollars	3,978,277	Norwegian Kroner	40,121,757	CITI	(42,541)
10/15/25	U.S. Dollars	6,057,224	Australian Dollars	9,218,832	RBC	(44,283)
10/15/25	British Pounds	6,357,540	U.S. Dollars	8,595,321	SS	(44,312)
10/15/25	Swiss Francs	3,176,044	U.S. Dollars	4,043,351	GSC	(45,873)
10/15/25	U.S. Dollars	3,811,815	Czech Republic Koruna	79,959,523	BNP	(45,969)
10/15/25	U.S. Dollars	2,153,164	Mexican Pesos	40,430,094	BNP	(50,772)
10/15/25	U.S. Dollars	1,672,763	Turkish Lira	72,600,423	GSC	(50,791)
10/15/25	Swiss Francs	3,797,484	U.S. Dollars	4,830,619	SS	(50,976)
10/17/25	Japanese Yen	1,151,261,379	U.S. Dollars	7,851,516	SS	(51,330)
10/15/25	U.S. Dollars	2,326,410	Mexican Pesos	43,696,001	UBS	(55,558)
10/15/25	New Zealand Dollars	2,398,953	U.S. Dollars	1,447,288	CITI	(55,634)
10/15/25	U.S. Dollars	5,821,474	Australian Dollars	8,882,334	BNP	(57,321)
10/15/25	Japanese Yen	463,714,037	U.S. Dollars	3,200,355	RBC	(59,263)
10/17/25	U.S. Dollars	6,826,181	Euro	5,858,417	SS	(59,480)
10/15/25	U.S. Dollars	7,891,618	Japanese Yen	1,173,856,568	GSC	(59,817)
10/15/25	U.S. Dollars	1,873,763	Hungarian Forint	643,000,000	SC	(60,024)
10/17/25	New Zealand Dollars	2,527,893	U.S. Dollars	1,527,115	SS	(60,540)
10/15/25	U.S. Dollars	4,265,504	Swedish Kronor	40,686,470	SS	(60,743)
10/15/25	Chinese Yuans	138,711,022	U.S. Dollars	19,583,654	GSC	(66,013)
10/15/25	Canadian Dollars	4,651,813	U.S. Dollars	3,411,237	BNP	(66,048)
10/15/25	New Zealand Dollars	2,899,272	U.S. Dollars	1,750,862	RBC	(68,968)
10/15/25	Euro	18,447,921	U.S. Dollars	21,753,655	GSC	(73,795)
10/17/25	Euro	49,281,051	U.S. Dollars	58,000,737	SS	(78,503)
10/15/25	Swiss Francs	5,144,306	U.S. Dollars	6,554,508	SC	(79,709)
11/05/25	Indonesian Rupiahs	37,927,007,227	U.S. Dollars	2,351,771	MSCS	(80,398)
10/15/25	New Zealand Dollars	3,985,699	U.S. Dollars	2,392,759	BNP	(80,619)
10/17/25	British Pounds	6,815,525	U.S. Dollars	9,248,313	SS	(81,198)
10/15/25	Euro	16,439,719	U.S. Dollars	19,402,884	SC	(83,048)
10/17/25	Canadian Dollars	5,509,395	U.S. Dollars	4,046,777	MLIB	(84,470)
10/15/25	U.S. Dollars	7,216,807	Australian Dollars	11,034,334	SC	(86,295)
10/15/25	Canadian Dollars	7,294,601	U.S. Dollars	5,349,661	RBC	(104,004)
10/17/25	Canadian Dollars	9,234,573	U.S. Dollars	6,751,612	UBS	(110,191)
10/15/25	Canadian Dollars	9,801,895	U.S. Dollars	7,161,636	GSC	(112,946)
10/15/25	Euro	26,544,341	U.S. Dollars	31,312,166	SS	(117,453)
10/15/25	U.S. Dollars	10,500,468	Swedish Kronor	99,866,536	SC	(118,477)
10/15/25	Japanese Yen	998,035,192	U.S. Dollars	6,881,144	UBS	(120,683)
10/15/25	Japanese Yen	1,110,706,709	U.S. Dollars	7,651,410	SS	(127,738)
10/15/25	Japanese Yen	1,139,080,936	U.S. Dollars	7,844,119	SC	(128,246)
10/15/25	U.S. Dollars	10,215,878	Norwegian Kroner	103,363,597	SS	(142,745)
10/15/25	British Pounds	9,228,014	U.S. Dollars	12,556,421	SC	(144,572)
10/17/25	U.S. Dollars	15,124,645	Australian Dollars	23,076,830	SS	(149,283)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/15/25	U.S. Dollars	6,814,196	Mexican Pesos	127,819,654	GSC	$(153,542)
10/15/25	Canadian Dollars	13,122,334	U.S. Dollars	9,598,819	SC	(162,352)
10/15/25	Swiss Francs	14,090,263	U.S. Dollars	17,932,937	BNP	(198,450)
10/15/25	Japanese Yen	3,217,422,285	U.S. Dollars	22,038,306	GSC	(244,228)
10/17/25	Japanese Yen	3,027,714,030	U.S. Dollars	20,894,260	UBS	(380,474)
10/15/25	New Zealand Dollars	20,331,560	U.S. Dollars	12,216,549	GSC	(422,028)
10/15/25	New Zealand Dollars	21,532,836	U.S. Dollars	12,954,393	SS	(463,001)
Subtotal Depreciation						$(6,640,754)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$90,363
Swap Agreements outstanding at September 30, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
iTraxx Europe & Crossover Series 43 (Receive Quarterly)	0.50%	1.00%	6/20/2030	EUR	8,000,000	$212,676	$201,802	$10,874
iTraxx Europe & Crossover Series 44 (Receive Quarterly)	0.56%	1.00%	12/20/2030	EUR	218,000	(320,374)	(321,957)	1,583
Markit CDX.NA.HY.45 Index (Receive Quarterly)	3.22%	5.00%	12/20/2030	USD	815,000	6,077	4,222	1,855
Subtotal Appreciation						$(101,621)	$(115,933)	$14,312
Markit CDX.EM 44 Index (Receive Quarterly)	1.48%	1.00%	12/20/2030	USD	1,222,000	$6,536	$7,275	$(739)
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.52%	1.00%	12/20/2030	USD	1,025,000	114,444	119,737	(5,293)
Subtotal Depreciation						$120,980	$127,012	$(6,032)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2025						$19,359	$11,079	$8,280

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$22,786	$—	$22,786
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	40,314	—	40,314
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	47,077	—	47,077
Subtotal Appreciation					$110,177	$ —	$110,177
3-Month KWCDC (Quarterly)	2.36% (Quarterly)	6/9/2028	KRW	4,360,403,000	$(13,353)	$—	$(13,353)
1-Day SONIA (Upon termination)	3.57% (Upon termination)	7/7/2028	GBP	2,300,000	(4,871)	—	(4,871)
Subtotal Depreciation					$(18,224)	$ —	$(18,224)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2025					$91,953	$ —	$91,953

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swaps
2.88% (Upon termination)	1-Day U.S. Consumer Price Index (Upon termination)	7/14/2027	USD	8,600,000	$12,430	$—	$12,430
2.60% (Upon termination)	1-Day U.S. Consumer Price Index (Upon termination)	7/14/2030	USD	14,000,000	44,961	—	44,961
Subtotal Appreciation					$57,391	$ —	$57,391
1.83% (Upon termination)	1-Day European Union Consumer Price Index (Upon termination)	7/15/2030	EUR	3,000,000	$(1,637)	$—	$(1,637)
Subtotal Depreciation					$(1,637)	$ —	$(1,637)
Net Centrally Cleared Inflation Swaps outstanding at September 30, 2025					$55,754	$ —	$55,754
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.0%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$476,159
1.65%, 04/15/28	500,000	478,253
Total Agency Obligations (Cost $942,562)		954,412
ASSET-BACKED SECURITIES — 5.2%
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	446,895
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	702,067	674,435
MMP Capital LLC, Series 2025-A, Class A
5.36%, 12/15/31 144A	367,247	370,247
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	258,140	226,451
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	283,305	223,748
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	387,555	332,407
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	545,689	409,268
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	644,920	480,361
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	1,648,518	901,626
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	90,000	91,794
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	235,000	236,337
Tricolor Auto Securitization Trust, Series 2022-1A, Class F
9.80%, 07/16/29 144A	500,000	105,787
Tricolor Auto Securitization Trust, Series 2024-1A, Class D
8.61%, 04/17/28 144A	730,000	292,000
Total Asset-Backed Securities (Cost $6,406,181)		4,791,356
CORPORATE BONDS — 19.1%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,391,694
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,298,346
5.25%, 03/01/35	810,000	831,314
	Par	Value
Amgen, Inc.
5.25%, 03/02/33	$1,285,000	$1,331,452
AT&T, Inc.
5.55%, 11/01/45	930,000	921,306
Avangrid, Inc.
3.80%, 06/01/29	450,000	442,000
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	847,409
Bridge Housing Corporation
3.25%, 07/15/30	300,000	281,680
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	282,839
Elevance Health, Inc.
5.15%, 06/15/29	930,000	957,838
Eli Lilly & Co.
4.75%, 02/12/30	510,000	523,364
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	400,000	411,073
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	794,462
HCA, Inc.
5.00%, 03/01/28Δ	685,000	697,748
5.45%, 09/15/34	538,000	552,067
IQVIA, Inc.
6.25%, 02/01/29	750,000	790,155
Low Income Investment Fund
3.39%, 07/01/26	600,000	590,897
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	217,041
New York State Electric & Gas Corporation
5.05%, 08/15/35 144A	1,020,000	1,027,399
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	495,972
2.44%, 01/15/32	980,000	866,545
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	470,000	446,557
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	466,207
Solventum Corporation
5.45%, 02/25/27	154,000	156,564
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	715,000	715,972
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	297,905
Total Corporate Bonds (Cost $17,312,103)		17,635,806
FOREIGN BONDS — 1.3%
United Kingdom — 1.3%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	638,776

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Royalty Pharma PLC
5.15%, 09/02/29	$580,000	$595,301
Total Foreign Bonds (Cost $1,208,920)		1,234,077
LOAN AGREEMENTS — 0.0%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	272,513	8,472
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	473,174	5,516
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	390,614	2,815
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	347,232	10,794
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	218,249	2,304
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	328,955	6,346
Total Loan Agreements (Cost $45,726)		36,247
MORTGAGE-BACKED SECURITIES — 38.4%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.24%, 01/17/39 144A †	685,000	684,602
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	282,006	229,307
2.00%, 03/01/51	693,068	563,406
3.00%, 02/01/52	566,016	500,190
3.50%, 03/01/52	1,385,282	1,268,578
4.00%, 06/01/52	427,900	404,650
4.50%, 07/01/52	262,306	255,804
5.50%, 08/01/53	2,644,753	2,692,425
6.00%, 08/01/53	1,079,340	1,118,293
6.00%, 09/01/53	497,675	514,331
6.00%, 10/01/55	894,680	917,932
Federal National Mortgage Association
3.15%, 11/01/27	238,208	234,614
1.53%, 04/01/28	1,000,000	942,128
2.52%, 07/01/28	827,308	797,832
5.16%, 10/01/28	500,000	516,301
4.97%, 11/01/28	750,000	768,561
4.50%, 02/01/29	1,100,000	1,117,478
4.78%, 06/01/29	650,000	665,798
2.45%, 10/01/29	311,136	293,836
4.36%, 10/01/29	700,000	707,911
4.66%, 04/01/30	875,000	891,961
1.59%, 03/01/31	500,000	438,133
1.61%, 03/01/31	451,446	399,417
1.62%, 03/01/31	500,000	433,060
2.03%, 04/01/31	250,000	223,816
	Par	Value
2.59%, 03/01/32	$515,551	$471,144
1.65%, 03/01/33	485,271	409,122
2.01%, 03/01/33	99,116	85,500
2.00%, 03/01/51	1,758,839	1,429,626
3.00%, 02/01/52	1,840,241	1,623,858
3.50%, 04/01/52	631,921	578,751
4.00%, 06/01/52	1,224,111	1,157,174
4.50%, 07/01/52	319,856	311,795
5.00%, 09/01/52	413,300	412,062
5.50%, 10/01/52	462,615	469,575
6.00%, 11/01/52	208,760	214,953
6.50%, 11/01/52	148,148	154,776
6.50%, 12/01/52	172,668	180,248
6.00%, 08/01/53	1,225,946	1,262,958
6.50%, 09/01/53	532,300	554,890
6.50%, 08/01/55	1,281,078	1,336,076
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	286,561	281,711
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 8.57%, 06/25/30†	20,015	20,983
(Floating, Prime Rate U.S. + 0.95%), 8.45%, 12/25/30†	52,057	55,379
(Floating, Prime Rate U.S. + 2.33%), 9.83%, 01/25/31†	61,909	65,585
(Floating, Prime Rate U.S. + 1.02%), 8.52%, 02/25/31†	65,727	67,874
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 07/25/31†	120,559	126,300
(Floating, Prime Rate U.S. + 0.73%), 8.23%, 08/25/31†	78,144	83,761
(Floating, Prime Rate U.S. + 0.64%), 8.14%, 07/25/32†	49,903	52,452
(Floating, Prime Rate U.S. - 2.60%), 4.90%, 03/25/34†	33,135	33,097
(Floating, Prime Rate U.S. + 0.58%), 8.08%, 05/25/34†	112,902	120,546
(Floating, Prime Rate U.S. + 1.63%), 9.13%, 05/25/34†	160,911	175,137
(Floating, Prime Rate U.S. + 3.38%), 10.88%, 06/25/34†	78,737	88,580
(Floating, Prime Rate U.S. + 3.63%), 11.13%, 08/25/34†	105,163	122,137
10.88%, 10/25/34	188,161	219,034
(Floating, Prime Rate U.S. + 3.61%), 11.11%, 10/25/34†	143,094	165,502
(Floating, Prime Rate U.S. + 1.61%), 9.11%, 02/25/35†	254,149	285,276
(Floating, Prime Rate U.S. + 1.86%), 9.36%, 02/25/35†	242,457	274,487
(Floating, Prime Rate U.S. - 0.31%), 7.19%, 12/25/45†	114,956	119,839
(Floating, Prime Rate U.S. + 0.58%), 8.08%, 12/25/45†	78,355	84,195
(Floating, Prime Rate U.S. + 0.12%), 7.62%, 01/25/46†	79,296	83,714
(Floating, Prime Rate U.S. + 0.33%), 7.83%, 04/25/46†	93,648	99,013

	Par	Value
(Floating, Prime Rate U.S. + 0.38%), 7.88%, 08/25/46†	$241,417	$260,040
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D
(Floating, CME Term SOFR 1M + 2.64%, 2.59% Floor), 6.79%, 02/15/42 144A †	450,000	448,908
Uniform Mortgage Backed Securities
2.00%, 10/01/53 TBA	1,500,000	1,209,350
2.50%, 10/01/53 TBA	3,250,000	2,738,619
Total Mortgage-Backed Securities (Cost $35,654,168)		35,514,391
MUNICIPAL BONDS — 6.9%
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	545,916
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	139,589
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	553,494
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	227,652
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	595,027
Connecticut State Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	192,459
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	129,520
2.05%, 03/01/30	420,000	380,588
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	239,768
2.68%, 11/01/34	275,000	236,891
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	188,149
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	625,874
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	456,843
New York City Housing Development Corporation, Revenue Bond, Series B
0.92%, 11/01/25	200,000	199,500
1.02%, 05/01/26	250,000	246,007
	Par	Value
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	$590,000	$481,520
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	271,479
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	385,135
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	323,449
Total Municipal Bonds (Cost $6,329,611)		6,418,860
PRIVATE INVESTMENTS — 1.9%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	990,311
FBC ROGERS 6.00% 5/15/25 6.00%, 05/15/26†††	686,000	732,939
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,686,000)		1,723,250
U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	1,230,000	1,271,176
4.50%, 05/15/38	1,500,000	1,532,871
4.25%, 11/15/40	1,300,000	1,263,691
3.63%, 08/15/43	2,875,000	2,509,336
4.13%, 08/15/44	725,000	673,160
3.00%, 08/15/52	1,175,000	859,655
4.00%, 11/15/52	1,350,000	1,194,961
3.63%, 02/15/53	600,000	496,172
4.25%, 02/15/54	1,225,000	1,131,067
4.63%, 02/15/55	1,925,000	1,892,817
4.75%, 05/15/55	500,000	501,719
4.75%, 08/15/55	950,000	953,414
		14,280,039
U.S. Treasury Notes
3.88%, 10/15/27	1,000,000	1,005,078
3.75%, 12/31/28	1,000,000	1,003,359
3.50%, 09/30/29	750,000	744,829
3.88%, 04/30/30	1,400,000	1,409,106
4.00%, 05/31/30	1,400,000	1,416,625
4.63%, 02/15/35	315,000	327,428
4.25%, 05/15/35	1,230,000	1,241,531
4.25%, 08/15/35Δ	930,000	937,629
		8,085,585
Total U.S. Treasury Obligations (Cost $22,516,951)		22,365,624

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 6.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø §	104,249	$104,249
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø ∞	6,118,585	6,118,585
Total Money Market Funds (Cost $6,222,834)		6,222,834
TOTAL INVESTMENTS — 104.7% (Cost $98,325,056)		96,896,857
Liabilities in Excess of Other Assets — (4.7)%		(4,316,321)
NET ASSETS — 100.0%		$92,580,536
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2025	1	$112,500	$(297)
U.S. Treasury Long Bond	12/2025	2	233,188	(531)
Ultra 10-Year U.S. Treasury Note	12/2025	2	230,156	1,887
Ultra Long U.S. Treasury Bond	12/2025	1	120,063	188
2-Year U.S. Treasury Note	12/2025	1	208,398	(250)
5-Year U.S. Treasury Note	12/2025	4	436,781	(758)
Total Futures Contracts outstanding at September 30, 2025			$1,341,086	$239
Swap Agreements outstanding at September 30, 2025:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.45 Index (Receive Quarterly)	0.52%	1.00%	12/20/2030	USD	455,000	$1,641	$1,868	$(227)
						$1,641	$1,868	$(227)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 19.4%
Communication Services — 0.9%
Alphabet, Inc. Class A	44,609	$10,844,448
Consumer Discretionary — 3.1%
Home Depot, Inc. (The)	25,539	10,348,148
Marriott International, Inc. Class A	12,514	3,259,146
McDonald’s Corporation	34,928	10,614,270
TJX Cos., Inc. (The)	84,341	12,190,648
		36,412,212
Consumer Staples — 1.6%
Coca-Cola Co. (The)	141,051	9,354,502
Procter & Gamble Co. (The)	64,977	9,983,716
		19,338,218
Financials — 4.4%
American Express Co.	32,848	10,910,792
Marsh & McLennan Cos., Inc.	57,625	11,613,166
Mastercard, Inc. Class A	21,170	12,041,708
S&P Global, Inc.	21,326	10,379,577
Visa, Inc. Class A	23,631	8,067,151
		53,012,394
Health Care — 2.7%
Danaher Corporation	42,806	8,486,717
Eli Lilly and Co.	13,998	10,680,474
Stryker Corporation	24,271	8,972,261
Zoetis, Inc.	28,669	4,194,848
		32,334,300
Industrials — 1.7%
Honeywell International, Inc.	45,283	9,532,072
Northrop Grumman Corporation	17,310	10,547,329
		20,079,401
Information Technology — 5.0%
Apple, Inc.	45,215	11,513,095
Broadcom, Inc.	41,302	13,625,943
Intuit, Inc.	12,702	8,674,323
Microsoft Corporation	25,320	13,114,494
QUALCOMM, Inc.	19,656	3,269,972
Texas Instruments, Inc.	52,155	9,582,438
		59,780,265
Total Common Stocks (Cost $206,513,960)		231,801,238
FOREIGN COMMON STOCKS — 2.4%
Ireland — 1.5%
Accenture PLC Class A	22,956	5,660,949
Linde PLC	26,575	12,623,125
		18,284,074
Switzerland — 0.9%
Chubb, Ltd.	36,047	10,174,266
Total Foreign Common Stocks (Cost $28,415,847)		28,458,340

	Par	Value
CORPORATE BONDS — 10.2%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 CONV	$501,000	$696,139
Affirm Holdings, Inc.
0.75%, 12/15/29 144A CONV	759,000	826,171
Akamai Technologies, Inc.
0.38%, 09/01/27 CONV	965,000	925,435
1.13%, 02/15/29 CONV	636,000	598,158
0.25%, 05/15/33 144A CONV	1,196,000	1,203,176
Alarm.com Holdings, Inc.
2.25%, 06/01/29 CONV	403,000	387,485
Alkami Technology, Inc.
1.50%, 03/15/30 144A CONV	275,000	294,456
Alliant Energy Corporation
3.88%, 03/15/26 CONV	484,000	521,752
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28 144A CONVΔ»	220,000	218,763
Alphatec Holdings, Inc.
0.75%, 03/15/30 144A CONV	315,000	376,163
American Water Capital Corporation
3.63%, 06/15/26 CONV	885,000	887,345
AST SpaceMobile, Inc.
2.38%, 10/15/32 144A CONV	174,000	181,221
Avnet, Inc.
1.75%, 09/01/30 144A CONV	320,000	323,840
Bentley Systems, Inc.
0.13%, 01/15/26 CONV	1,185,000	1,170,780
BlackLine, Inc.
1.00%, 06/01/29 CONV	606,000	630,791
Box, Inc.
1.50%, 09/15/29 CONV	516,000	519,870
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	491,000	690,223
1.75%, 03/01/31 144A CONV	462,000	617,578
CenterPoint Energy, Inc.
4.25%, 08/15/26 CONV	513,000	570,712
Centrus Energy Corporation
0.00%, 08/15/32 144A CONV»	277,000	428,311
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A CONV	449,000	459,327
Cipher Mining, Inc.
0.00%, 10/01/31 144A CONV»	679,000	748,937

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citigroup Global Markets Holdings, Inc.
0.13%, 04/18/28 144A†††	$1,179,000	$1,350,480
Cloudflare, Inc.
0.00%, 06/15/30 144A CONV»	2,049,000	2,331,762
CMS Energy Corporation
3.38%, 05/01/28 CONV	698,000	766,055
Cohu, Inc.
1.50%, 01/15/31 CONV	736,000	754,608
Coinbase Global, Inc.
0.00%, 10/01/29 144A CONV»	1,412,000	1,507,716
0.25%, 04/01/30 CONV	1,726,000	2,173,465
Commvault Systems, Inc.
0.00%, 09/15/30 144A CONV»	533,000	551,389
COPT Defense Properties LP REIT
5.25%, 09/15/28 144A CONV	250,000	285,841
Core Scientific, Inc.
3.00%, 09/01/29 144A CONV	139,000	250,339
0.00%, 06/15/31 144A CONV»	1,713,000	1,922,842
CSG Systems International, Inc.
3.88%, 09/15/28 CONV	623,000	693,555
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	339,000	440,446
Datadog, Inc.
0.00%, 12/01/29 144A CONVΔ»	1,280,000	1,270,400
Digital Realty Trust LP REIT
1.88%, 11/15/29 144A CONV	1,481,000	1,558,752
DigitalOcean Holdings, Inc.
0.00%, 08/15/30 144A CONV»	910,000	1,016,362
DoorDash, Inc.
0.00%, 05/15/30 144A CONVΔ»	2,110,000	2,403,290
Dropbox, Inc.
0.00%, 03/01/28 CONV»	1,125,000	1,163,812
Duke Energy Corporation
4.13%, 04/15/26 CONV	1,460,000	1,569,135
Enovis Corporation
3.88%, 10/15/28 CONV	355,000	350,474
Etsy, Inc.
1.00%, 06/15/30 144A CONVΔ	1,087,000	1,187,547
Euronet Worldwide, Inc.
0.63%, 10/01/30 144A CONV	610,000	582,550
Evergy, Inc.
4.50%, 12/15/27 CONV	1,185,000	1,491,174
Exact Sciences Corporation
2.00%, 03/01/30 144A CONV	474,000	493,967
Fluor Corporation
1.13%, 08/15/29 CONV	943,000	1,121,227
Ford Motor Co.
0.00%, 03/15/26 CONV»	1,760,000	1,788,160
	Par	Value
GameStop Corporation
0.00%, 04/01/30 144A CONV»	$2,054,000	$2,335,398
Global Payments, Inc.
1.50%, 03/01/31 CONV	1,905,000	1,748,323
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	339,000	364,137
Guardant Health, Inc.
1.25%, 02/15/31 CONV	502,000	654,867
Guidewire Software, Inc.
1.25%, 11/01/29 144A CONVΔ	1,083,000	1,262,261
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	482,000	553,697
1.00%, 08/15/28 CONV	770,000	1,083,775
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A CONV»	315,000	355,163
Integer Holdings Corporation
1.88%, 03/15/30 144A CONV	859,000	836,666
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28 CONV	492,000	681,727
iRhythm Technologies, Inc.
1.50%, 09/01/29 CONV	548,000	754,596
Itron, Inc.
0.00%, 03/15/26 CONV»	388,000	410,698
1.38%, 07/15/30 CONVΔ	662,000	760,307
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	939,000	1,000,270
3.13%, 09/15/30 CONV	834,000	991,626
JBT Marel Corporation
0.25%, 05/15/26 CONV	335,000	338,786
JetBlue Airways Corporation
2.50%, 09/01/29 CONV	188,000	195,050
JPMorgan Chase & Co.
0.13%, 07/05/28 CONV	1,149,000	1,411,891
0.00%, 09/19/28»	6,500,000	7,150,000
JPMorgan Chase Financial Co. LLC
0.50%, 06/15/27 CONV	342,000	397,746
Lantheus Holdings, Inc.
2.63%, 12/15/27 CONVΔ	377,000	397,452
LCI Industries
3.00%, 03/01/30 144A CONV	392,000	402,192
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	387,000	514,130
Life360, Inc.
0.00%, 06/01/30 144A CONVΔ»	244,000	359,748
LivaNova PLC
2.50%, 03/15/29 CONV	304,000	327,538

	Par	Value
Live Nation Entertainment, Inc.
2.88%, 01/15/30 144A CONV	$1,094,000	$1,215,434
Lucid Group, Inc.
5.00%, 04/01/30 144A CONV	332,000	316,147
Lumentum Holdings, Inc.
0.50%, 06/15/28 CONV	495,000	690,525
0.38%, 03/15/32 144A CONV	1,246,000	1,433,523
Lyft, Inc.
0.63%, 03/01/29 CONV	243,000	314,381
0.00%, 09/15/30 144A CONV»	533,000	645,729
MACOM Technology Solutions Holdings, Inc.
0.00%, 12/15/29 144A CONV»	609,000	615,699
MARA Holdings, Inc.
0.00%, 03/01/30 144A CONV»	1,234,000	1,238,936
0.00%, 06/01/31 144A CONV»	1,813,000	1,725,219
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	742,000	864,059
Meritage Homes Corporation
1.75%, 05/15/28 CONV	484,000	497,776
Microchip Technology, Inc.
0.75%, 06/01/30 CONV	978,000	950,616
Mirion Technologies, Inc.
0.25%, 06/01/30 144A CONV	557,000	687,477
0.00%, 10/01/31 144A CONV»	53,000	57,135
MKS, Inc.
1.25%, 06/01/30 CONVΔ	1,045,000	1,146,887
NCL Corporation, Ltd.
1.13%, 02/15/27 CONV	919,000	942,894
0.88%, 04/15/30 144A CONV	109,000	128,824
0.75%, 09/15/30 144A CONV	589,000	597,099
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 CONV	826,000	977,571
Northern Oil & Gas, Inc.
3.63%, 04/15/29 CONV	410,000	412,153
Nutanix, Inc.
0.50%, 12/15/29 144A CONV	681,000	768,306
Oddity Finance LLC
0.00%, 06/15/30 144A CONV»	250,000	252,813
ON Semiconductor Corporation
0.00%, 05/01/27 CONV»	666,000	759,573
0.50%, 03/01/29 CONV	676,000	625,416
Ormat Technologies, Inc.
2.50%, 07/15/27 CONV	363,000	438,232
OSI Systems, Inc.
2.25%, 08/01/29 CONV	315,000	457,774
Parsons Corporation
2.63%, 03/01/29 CONV	936,000	1,069,380
	Par	Value
Post Holdings, Inc.
2.50%, 08/15/27 CONV	$580,000	$652,210
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	843,000	963,338
Progress Software Corporation
1.00%, 04/15/26 CONV	325,000	325,569
3.50%, 03/01/30 CONV	371,000	374,061
Repligen Corporation
1.00%, 12/15/28 CONV	504,000	508,032
Rexford Industrial Realty LP REIT
4.13%, 03/15/29 144A CONV	727,000	733,906
Riot Platforms, Inc.
0.75%, 01/15/30 144A CONV	361,000	552,964
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	1,126,000	1,169,492
3.63%, 10/15/30 CONV	1,273,000	1,174,161
Rubrik, Inc.
0.00%, 06/15/30 144A CONV»	946,000	959,244
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	327,000	331,088
Shift4 Payments, Inc.
0.00%, 12/15/25 CONVΔ»	497,000	511,165
0.50%, 08/01/27 CONV	632,000	623,520
Sirius XM Holdings, Inc.
3.75%, 03/15/28 CONV	363,000	379,335
Snowflake, Inc.
0.00%, 10/01/27 CONV»	165,000	250,718
SoFi Technologies, Inc.
0.00%, 10/15/26 144A CONV»	154,000	200,701
Southern Co. (The)
4.50%, 06/15/27 CONV	2,679,000	2,984,406
Strategy, Inc.
0.00%, 12/01/29 144A CONV»	1,257,000	1,129,742
0.00%, 03/01/30 144A CONV»	1,717,000	1,811,435
Super Micro Computer, Inc.
2.25%, 07/15/28 144A CONV	532,000	603,573
0.00%, 06/15/30 144A CONV»	1,350,000	1,493,100
Synaptics, Inc.
0.75%, 12/01/31 144A CONV	256,000	252,672
Terawulf, Inc.
1.00%, 09/01/31 144A	320,000	382,400
Tetra Tech, Inc.
2.25%, 08/15/28 CONV	452,000	489,855
Transocean International, Ltd.
4.63%, 09/30/29 CONV	374,000	442,442
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	959,000	1,054,900
Uber Technologies, Inc.
0.00%, 12/15/25 CONV»	835,000	1,019,117
0.00%, 05/15/28 144A CONV»	644,000	685,538
0.88%, 12/01/28 CONV	412,000	606,670

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UGI Corporation
5.00%, 06/01/28 CONV	$538,000	$689,001
Uniti Group, Inc.
7.50%, 12/01/27 CONV	355,000	384,441
Unity Software, Inc.
0.00%, 03/15/30 144A CONVΔ»	560,000	757,750
Upstart Holdings, Inc.
0.00%, 02/15/32 144A CONV»	598,000	540,443
Varonis Systems, Inc.
1.00%, 09/15/29 CONV	1,230,000	1,329,015
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	254,000	328,676
Vertex, Inc.
0.75%, 05/01/29 CONV	917,000	935,340
Viavi Solutions, Inc.
0.63%, 03/01/31 144A CONV	629,000	693,866
Vishay Intertechnology, Inc.
2.25%, 09/15/30 CONV	483,000	440,420
Wayfair, Inc.
3.25%, 09/15/27 CONV	360,000	549,460
WEC Energy Group, Inc.
4.38%, 06/01/27 CONV	716,000	858,663
4.38%, 06/01/29 CONV	701,000	861,529
Welltower OP LLC REIT
3.13%, 07/15/29 144A CONV	790,000	1,162,090
WisdomTree, Inc.
4.63%, 08/15/30 144A CONV	620,000	659,778
Workiva, Inc.
1.25%, 08/15/28 CONV	579,000	572,486
World Kinect Corporation
3.25%, 07/01/28 CONV	532,000	587,021
Zscaler, Inc.
0.00%, 07/15/28 144A CONV»	645,000	641,130
Total Corporate Bonds (Cost $114,731,302)		122,076,066
FOREIGN BONDS — 0.7%
Cameroon — 0.0%
Golar LNG, Ltd.
2.75%, 12/15/30 144A CONV	201,000	203,764
China — 0.4%
GDS Holdings, Ltd.
2.25%, 06/01/32 144A CONVΔ	307,000	433,407
H World Group, Ltd.
3.00%, 05/01/26 CONV	404,000	448,569
JD.com, Inc.
0.25%, 06/01/29 CONV	1,628,000	1,753,356
Li Auto, Inc.
0.25%, 05/01/28 CONV	519,000	593,347
	Par	Value
Trip.com Group, Ltd.
1.50%, 07/01/27 CONV	$306,000	$355,677
0.75%, 06/15/29 CONV	1,233,000	1,577,623
		5,161,979
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	520,000	709,150
Israel — 0.2%
CyberArk Software, Ltd.
0.00%, 06/15/30 144A CONV»	1,152,000	1,282,059
Nova, Ltd.
0.00%, 09/15/30 144A CONV»	227,000	273,454
Wix.com, Ltd.
0.00%, 09/15/30 144A CONV»	321,000	351,334
		1,906,847
Total Foreign Bonds (Cost $7,511,089)		7,981,740

	Shares
EQUITY-LINKED SECURITIES — 0.2%
Microsoft Corporation, Issued by Barclays Bank PLC, Maturity Date 02/16/29 CONV††† (Cost $1,815,851)	1,749,000	1,981,127
MONEY MARKET FUNDS — 7.0%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	6,245,531	6,245,531
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	77,343,939	77,343,939
Total Money Market Funds (Cost $83,589,470)		83,589,470

	Par
U.S. TREASURY OBLIGATIONS — 54.0%
U.S. Treasury Bills
4.19%, 11/04/25Ω‡‡Δ	$74,000,000	73,720,204
3.84%, 12/02/25ΩΔ	95,000,000	94,363,553
		168,083,757
U.S. Treasury Notes
4.00%, 12/15/25Δ	127,000,000	127,010,252
4.63%, 03/15/26‡‡Δ	110,900,000	111,284,176
4.13%, 06/15/26‡‡	85,300,000	85,503,824
4.63%, 09/15/26Δ	55,000,000	55,464,490
1.13%, 02/28/27Δ	41,000,000	39,574,609
0.75%, 01/31/28	44,000,000	41,207,031

	Par	Value
3.63%, 09/30/31Δ	$18,000,000	$17,792,227
		477,836,609
Total U.S. Treasury Obligations (Cost $648,946,261)		645,920,366

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 6.6%
Call Options — 6.6%
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	135	$90,294,210	28,913,080
S&P 500®, Strike Price $6,100.00, Expires 01/31/30 (MSCS)	270	180,588,420	50,123,102
Total Purchased Options (Premiums paid $58,800,448)			79,036,182
TOTAL INVESTMENTS — 100.5% (Cost $1,150,324,228)			1,200,844,529

WRITTEN OPTIONS — (0.3)%
Call Options — (0.3)%
S&P 500®, Strike Price $6,470.00, Expires 10/10/25 (MSCS)	(5)	(3,344,230)	(5,750)
S&P 500®, Strike Price $6,480.00, Expires 10/03/25 (MSCS)	(28)	(18,727,688)	(11,480)
S&P 500®, Strike Price $6,480.00, Expires 10/10/25 (MSCS)	(1)	(668,846)	(1,220)
S&P 500®, Strike Price $6,530.00, Expires 10/10/25 (MSCS)	(37)	(24,747,302)	(61,790)
S&P 500®, Strike Price $6,580.00, Expires 10/10/25 (MSCS)	(58)	(38,793,068)	(135,720)
S&P 500®, Strike Price $6,590.00, Expires 10/10/25 (MSCS)	(55)	(36,786,530)	(138,050)
S&P 500®, Strike Price $6,590.00, Expires 10/17/25 (MSCS)	(3)	(2,006,538)	(11,955)
S&P 500®, Strike Price $6,590.00, Expires 10/24/25 (MSCS)	(4)	(2,675,384)	(21,180)
S&P 500®, Strike Price $6,600.00, Expires 10/17/25 (MSCS)	(1)	(668,846)	(4,205)
S&P 500®, Strike Price $6,610.00, Expires 10/03/25 (MSCS)	(40)	(26,753,840)	(47,200)
S&P 500®, Strike Price $6,625.00, Expires 10/03/25 (MSCS)	(1)	(668,846)	(1,410)
S&P 500®, Strike Price $6,630.00, Expires 10/24/25 (MSCS)	(8)	(5,350,768)	(50,440)
S&P 500®, Strike Price $6,640.00, Expires 10/17/25 (MSCS)	(74)	(49,494,604)	(387,020)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $6,640.00, Expires 10/24/25 (MSCS)	(98)	$(65,546,908)	$(649,250)
S&P 500®, Strike Price $6,640.00, Expires 10/31/25 (MSCS)	(3)	(2,006,538)	(24,609)
S&P 500®, Strike Price $6,650.00, Expires 10/17/25 (MSCS)	(76)	(50,832,296)	(421,040)
S&P 500®, Strike Price $6,650.00, Expires 10/24/25 (MSCS)	(15)	(10,032,690)	(103,725)
S&P 500®, Strike Price $6,650.00, Expires 10/31/25 (MSCS)	(30)	(20,065,380)	(252,600)
S&P 500®, Strike Price $6,655.00, Expires 10/31/25 (MSCS)	(56)	(37,455,376)	(481,880)
S&P 500®, Strike Price $6,660.00, Expires 10/03/25 (MSCS)	(1)	(668,846)	(2,205)
S&P 500®, Strike Price $6,690.00, Expires 10/24/25 (MSCS)	(30)	(20,065,380)	(250,800)
Total Written Options (Premiums received $(4,873,653))			(3,063,529)
Liabilities in Excess of Other Assets — (0.2)%			(2,341,501)
NET ASSETS — 100.0%			$1,195,439,499

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2025	240	$27,000,000	$78,750
S&P 500® E-Mini	12/2025	59	19,879,312	177,069
U.S. Treasury Long Bond	12/2025	79	9,210,906	169,109
2-Year U.S. Treasury Note	12/2025	285	59,393,555	(8,906)
5-Year U.S. Treasury Note	12/2025	565	61,695,352	(8,828)
Total Futures Contracts outstanding at September 30, 2025			$177,179,125	$407,194
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.7%
Communication Services — 10.2%
Alphabet, Inc. Class A	582,403	$141,582,169
Alphabet, Inc. Class C	475,722	115,862,093
AT&T, Inc.	800,991	22,619,986
Charter Communications, Inc. Class AΔ*	10,007	2,752,976
Comcast Corporation Class A	345,308	10,849,577
Electronic Arts, Inc.	25,290	5,100,993
Fox Corporation Class A	31,129	1,962,995
Fox Corporation Class B	22,665	1,298,478
Interpublic Group of Cos., Inc. (The)	44,154	1,232,338
Live Nation Entertainment, Inc.Δ*	13,806	2,255,900
Meta Platforms, Inc. Class A	219,147	160,937,174
Netflix, Inc.*	43,029	51,588,329
News Corporation Class A	13,865	425,794
News Corporation Class BΔ	17,149	592,498
Omnicom Group, Inc.	19,263	1,570,512
Paramount Skydance Corporation Class BΔ	33,224	628,598
Take-Two Interactive Software, Inc.*	18,289	4,725,146
TKO Group Holdings, Inc.	9,182	1,854,397
T-Mobile US, Inc.	57,174	13,686,312
Trade Desk, Inc. (The) Class AΔ*	40,000	1,960,400
Verizon Communications, Inc.	475,264	20,887,853
Walt Disney Co. (The)	185,663	21,258,414
Warner Bros Discovery, Inc.*	238,470	4,657,319
		590,290,251
Consumer Discretionary — 10.2%
Airbnb, Inc. Class A*	41,224	5,005,418
Amazon.com, Inc.*	972,473	213,525,897
AutoZone, Inc.*	1,728	7,413,535
Best Buy Co., Inc.	18,981	1,435,343
Booking Holdings, Inc.	3,319	17,920,177
CarMax, Inc.*	12,596	565,183
Carnival Corporation*	93,461	2,701,957
Chipotle Mexican Grill, Inc.*	134,179	5,258,475
D.R. Horton, Inc.	32,224	5,461,001
Darden Restaurants, Inc.	14,447	2,750,131
Deckers Outdoor Corporation*	12,609	1,278,174
Domino’s Pizza, Inc.Δ	3,030	1,308,081
DoorDash, Inc. Class A*	36,067	9,809,863
eBay, Inc.	56,398	5,129,398
Expedia Group, Inc.Δ	10,462	2,236,252
Ford Motor Co.	360,267	4,308,793
General Motors Co.	95,248	5,807,271
Genuine Parts Co.	18,371	2,546,221
Hasbro, Inc.	24,098	1,827,833
Hilton Worldwide Holdings, Inc.	25,222	6,543,596
Home Depot, Inc. (The)	100,265	40,626,375
Lennar Corporation Class A	25,645	3,232,296
LKQ Corporation	27,740	847,180
Lowe’s Cos., Inc.	55,638	13,982,386
Lululemon Athletica, Inc.*	11,007	1,958,475
Marriott International, Inc. Class A	22,914	5,967,722
McDonald’s Corporation	76,331	23,196,228
Mohawk Industries, Inc.*	2,387	307,732
	Shares	Value
NIKE, Inc. Class B	122,827	$8,564,727
Norwegian Cruise Line Holdings, Ltd.*	34,212	842,642
NVR, Inc.*	277	2,225,601
O’Reilly Automotive, Inc.*	85,275	9,193,498
Pool CorporationΔ	3,147	975,790
PulteGroup, Inc.	15,992	2,113,023
Ralph Lauren Corporation	2,445	766,654
Ross Stores, Inc.	31,270	4,765,235
Royal Caribbean Cruises, Ltd.	24,936	8,068,791
Starbucks CorporationΔ	115,296	9,754,042
Tapestry, Inc.	22,719	2,572,245
Tesla, Inc.*	280,235	124,626,109
TJX Cos., Inc. (The)	110,726	16,004,336
Tractor Supply Co.Δ	50,195	2,854,590
Ulta Beauty, Inc.*	3,993	2,183,173
Williams-Sonoma, Inc.	8,971	1,753,382
Yum! Brands, Inc.	32,953	5,008,856
		595,223,687
Consumer Staples — 4.7%
Archer-Daniels-Midland Co.	58,780	3,511,517
Church & Dwight Co., Inc.	27,416	2,402,464
Clorox Co. (The)	14,245	1,756,409
Coca-Cola Co. (The)	453,650	30,086,068
Colgate-Palmolive Co.	97,575	7,800,145
Conagra Brands, Inc.	100,249	1,835,559
Costco Wholesale Corporation	44,360	41,060,947
Dollar General Corporation	30,243	3,125,614
Dollar Tree, Inc.Δ*	19,847	1,872,961
Estee Lauder Cos., Inc. (The) Class A	24,032	2,117,700
General Mills, Inc.	107,180	5,404,016
Hershey Co. (The)	18,809	3,518,223
Hormel Foods Corporation	48,902	1,209,835
J.M. Smucker Co. (The)	15,075	1,637,145
Kellanova	35,489	2,910,808
Kenvue, Inc.	276,470	4,487,108
Keurig Dr. Pepper, Inc.	164,662	4,200,528
Kimberly-Clark Corporation	38,870	4,833,096
Kraft Heinz Co. (The)Δ	178,672	4,652,619
Kroger Co. (The)	75,797	5,109,476
Lamb Weston Holdings, Inc.	10,228	594,042
McCormick & Co., Inc. (Non-Voting Shares)	30,377	2,032,525
Mondelez International, Inc. Class A	169,996	10,619,650
Monster Beverage Corporation*	81,543	5,488,659
PepsiCo, Inc.	167,281	23,492,944
Procter & Gamble Co. (The)	258,291	39,686,412
Sysco Corporation	52,703	4,339,565
Target Corporation	47,305	4,243,259
The Campbell's Co.Δ	41,165	1,299,991
Tyson Foods, Inc. Class A	45,726	2,482,922
Walmart, Inc.	443,565	45,713,809
		273,526,016
Energy — 2.8%
APA CorporationΔ	24,228	588,256
Archrock, Inc.	13	342

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Baker Hughes Co.	76,217	$3,713,292
Chevron Corporation	201,562	31,300,563
ConocoPhillips	136,906	12,949,938
Coterra Energy, Inc.	73,032	1,727,207
Devon Energy Corporation	58,094	2,036,776
Diamondback Energy, Inc.	20,000	2,862,000
EOG Resources, Inc.	60,355	6,767,002
EQT Corporation	56,293	3,064,028
Expand Energy Corporation	20,519	2,179,938
Exxon Mobil Corporation	450,885	50,837,284
Halliburton Co.	53,476	1,315,510
Kinder Morgan, Inc.	212,594	6,018,536
Marathon Petroleum Corporation	32,177	6,201,795
Occidental Petroleum Corporation	69,269	3,272,960
ONEOK, Inc.	65,945	4,812,007
Phillips 66	41,166	5,599,399
Targa Resources Corporation	21,235	3,557,712
Texas Pacific Land CorporationΔ	1,828	1,706,694
Valero Energy Corporation	31,345	5,336,800
Williams Cos., Inc. (The)	130,328	8,256,279
		164,104,318
Financials — 13.0%
Aflac, Inc.	56,520	6,313,284
Allstate Corporation (The)	27,407	5,882,913
American Express Co.	50,900	16,906,944
American International Group, Inc.	65,815	5,169,110
Ameriprise Financial, Inc.	10,345	5,081,981
Apollo Global Management, Inc.Δ	40,443	5,389,839
Arch Capital Group, Ltd.	35,117	3,186,165
Arthur J. Gallagher & Co.	27,191	8,422,140
Assurant, Inc.	2,404	520,706
Bank of America Corporation	674,462	34,795,495
Bank of New York Mellon Corporation (The)	77,492	8,443,528
Berkshire Hathaway, Inc. Class B*	186,591	93,806,759
Blackrock, Inc.	14,307	16,680,102
Blackstone, Inc.	69,916	11,945,149
Block, Inc.*	54,911	3,968,418
Brown & Brown, Inc.	20,522	1,924,758
Capital One Financial Corporation	60,043	12,763,941
Cboe Global Markets, Inc.	14,521	3,561,275
Charles Schwab Corporation (The)	167,200	15,962,584
Cincinnati Financial Corporation	14,725	2,328,023
Citigroup, Inc.	184,838	18,761,057
Citizens Financial Group, Inc.	34,788	1,849,330
CME Group, Inc.	42,861	11,580,614
Coinbase Global, Inc. Class A*	22,170	7,482,153
Corpay, Inc.*	5,052	1,455,279
Erie Indemnity Co. Class AΔ	1,849	588,278
Everest Group, Ltd.	3,173	1,111,280
FactSet Research Systems, Inc.	4,700	1,346,503
Fidelity National Information Services, Inc.	54,367	3,584,960
Fifth Third Bancorp	52,084	2,320,342
Fiserv, Inc.*	56,603	7,297,825
Franklin Resources, Inc.	37,861	875,725
	Shares	Value
Global Payments, Inc.	22,769	$1,891,649
Globe Life, Inc.	5,006	715,708
Goldman Sachs Group, Inc. (The)	29,822	23,748,750
Hartford Insurance Group, Inc. (The)	28,747	3,834,562
Huntington Bancshares, Inc.	118,830	2,052,194
Interactive Brokers Group, Inc. Class A	43,531	2,995,368
Intercontinental Exchange, Inc.	59,293	9,989,685
Invesco, Ltd.	28,914	663,287
Jack Henry & Associates, Inc.	6,405	953,897
JPMorgan Chase & Co.	280,649	88,525,114
KeyCorp	64,549	1,206,421
KKR & Co., Inc.	61,931	8,047,933
Loews Corporation	28,928	2,904,082
M&T Bank Corporation	18,081	3,573,167
Marsh & McLennan Cos., Inc.	51,698	10,418,698
Mastercard, Inc. Class A	80,819	45,970,655
MetLife, Inc.Δ	64,005	5,272,092
Moody’s Corporation	13,640	6,499,187
Morgan Stanley	122,245	19,432,065
MSCI, Inc.	7,340	4,164,789
Nasdaq, Inc.	38,291	3,386,839
Northern Trust Corporation	16,617	2,236,648
PayPal Holdings, Inc.*	91,430	6,131,296
PNC Financial Services Group, Inc. (The)	44,111	8,863,223
Principal Financial Group, Inc.	19,881	1,648,334
Progressive Corporation (The)	59,797	14,766,869
Prudential Financial, Inc.	36,128	3,747,919
Raymond James Financial, Inc.	15,892	2,742,959
Regions Financial Corporation	64,510	1,701,129
Robinhood Markets, Inc. Class A*	77,334	11,072,682
S&P Global, Inc.	31,031	15,103,098
State Street Corporation	30,870	3,581,229
Synchrony Financial	25,095	1,783,000
T. Rowe Price Group, Inc.Δ	22,044	2,262,596
Travelers Cos., Inc. (The)	24,966	6,971,007
Truist Financial Corporation	139,078	6,358,646
U.S. Bancorp	162,438	7,850,629
Visa, Inc. Class AΔ	173,838	59,344,816
W.R. Berkley Corporation	30,968	2,372,768
Wells Fargo & Co.	327,773	27,473,933
		753,565,383
Health Care — 7.9%
Abbott Laboratories	194,858	26,099,281
Agilent Technologies, Inc.	36,422	4,674,764
Align Technology, Inc.*	5,801	726,401
Amgen, Inc.	85,311	24,074,764
Baxter International, Inc.	64,652	1,472,126
Becton, Dickinson and Co.	35,672	6,676,728
Biogen, Inc.*	70,851	9,924,808
Boston Scientific Corporation*	157,610	15,387,464
Bristol-Myers Squibb Co.	483,551	21,808,150
Cardinal Health, Inc.	41,263	6,476,640
Cencora, Inc.	36,373	11,367,654
Centene Corporation*	96,018	3,425,922

	Shares	Value
Charles River Laboratories International, Inc.*	6,323	$989,297
Cigna Group (The)	38,740	11,166,805
Danaher Corporation	73,607	14,593,324
DaVita, Inc.*	11,461	1,522,823
Dexcom, Inc.*	39,119	2,632,318
Edwards Lifesciences Corporation*	60,865	4,733,471
Elevance Health, Inc.	33,812	10,925,333
Eli Lilly and Co.	86,592	66,069,696
GE HealthCare Technologies, Inc.	43,306	3,252,281
Gilead Sciences, Inc.	191,279	21,231,969
HCA Healthcare, Inc.	25,973	11,069,693
Henry Schein, Inc.Δ*	23,034	1,528,767
Hologic, Inc.*	29,305	1,977,794
Humana, Inc.	15,358	3,995,691
IDEXX Laboratories, Inc.*	8,149	5,206,315
Incyte Corporation*	72,520	6,150,421
Insulet Corporation*	7,386	2,280,280
Intuitive Surgical, Inc.*	35,878	16,045,718
IQVIA Holdings, Inc.*	19,759	3,753,024
Labcorp Holdings, Inc.	19,730	5,663,694
McKesson Corporation	17,770	13,728,036
Mettler-Toledo International, Inc.*	2,272	2,789,130
Moderna, Inc.Δ*	94,242	2,434,271
Molina Healthcare, Inc.*	10,184	1,948,810
Quest Diagnostics, Inc.	27,553	5,251,051
Regeneron Pharmaceuticals, Inc.	19,789	11,126,761
ResMed, Inc.Δ	15,213	4,164,254
Revvity, Inc.Δ	17,319	1,518,010
Solventum Corporation*	15,682	1,144,786
Stryker Corporation	37,237	13,765,402
Thermo Fisher Scientific, Inc.	43,946	21,314,689
Universal Health Services, Inc. Class B	11,246	2,299,132
Vertex Pharmaceuticals, Inc.*	40,517	15,868,078
Viatris, Inc.	913,446	9,043,115
Waters Corporation*	7,467	2,238,681
West Pharmaceutical Services, Inc.	8,649	2,268,892
Zimmer Biomet Holdings, Inc.Δ	24,469	2,410,196
Zoetis, Inc.	124,330	18,191,966
		458,408,676
Industrials — 7.5%
3M Co.	52,734	8,183,262
A.O. Smith Corporation	16,217	1,190,490
AMETEK, Inc.	26,617	5,003,996
Automatic Data Processing, Inc.	49,116	14,415,546
Axon Enterprise, Inc.*	7,800	5,597,592
Boeing Co. (The)*	75,545	16,304,877
Broadridge Financial Solutions, Inc.	13,628	3,245,781
Builders FirstSource, Inc.*	8,558	1,037,658
C.H. Robinson Worldwide, Inc.	12,459	1,649,572
Carrier Global CorporationΔ	78,938	4,712,599
Caterpillar, Inc.	45,723	21,816,729
Cintas Corporation	27,719	5,689,602
Copart, Inc.*	62,547	2,812,739
CSX Corporation	185,964	6,603,582
Cummins, Inc.	12,679	5,355,229
	Shares	Value
Dayforce, Inc.*	12,769	$879,656
Deere & Co.	25,864	11,826,573
Delta Air Lines, Inc.	66,318	3,763,547
Dover Corporation	11,833	1,974,099
EMCOR Group, Inc.	2,489	1,616,705
Emerson Electric Co.	56,724	7,441,054
Equifax, Inc.	11,539	2,960,100
Expeditors International of Washington, Inc.	10,368	1,271,013
Fastenal Co.	107,051	5,249,781
FedEx Corporation	23,188	5,467,962
Fortive Corporation	31,205	1,528,733
GE Vernova, Inc.	27,966	17,196,293
Generac Holdings, Inc.*	3,923	656,710
General Dynamics Corporation	26,183	8,928,403
General Electric Co.	105,604	31,767,795
Honeywell International, Inc.	63,790	13,427,795
Howmet Aerospace, Inc.	37,854	7,428,090
Hubbell, Inc.	4,746	2,042,251
Huntington Ingalls Industries, Inc.	2,805	807,588
IDEX Corporation	6,919	1,126,136
Illinois ToolWorks, Inc.	27,249	7,105,449
Ingersoll-Rand, Inc.Δ	28,689	2,370,285
J.B. Hunt Transport Services, Inc.	6,373	855,065
Jacobs Solutions, Inc.	12,870	1,928,698
L3Harris Technologies, Inc.	20,994	6,411,778
Leidos Holdings, Inc.	16,258	3,072,112
Lennox International, Inc.	2,901	1,535,673
Lockheed Martin Corporation	23,829	11,895,675
Masco Corporation	23,878	1,680,772
Nordson Corporation	5,292	1,201,019
Norfolk Southern Corporation	21,910	6,581,983
Northrop Grumman Corporation	15,674	9,550,482
Old Dominion Freight Line, Inc.	14,856	2,091,428
Otis Worldwide Corporation	37,638	3,441,242
PACCAR, Inc.	54,216	5,330,517
Parker-Hannifin Corporation	11,688	8,861,257
Paychex, Inc.	37,853	4,798,246
Paycom Software, Inc.	3,850	801,339
Quanta Services, Inc.	13,065	5,414,397
Republic Services, Inc.	20,308	4,660,280
Rockwell Automation, Inc.	11,287	3,945,145
Rollins, Inc.	21,375	1,255,568
RTX Corporation	149,700	25,049,301
Snap-on, Inc.	5,899	2,044,181
Southwest Airlines Co.Δ	69,304	2,211,491
Stanley Black & Decker, Inc.	15,175	1,127,958
Textron, Inc.	15,886	1,342,208
TransDigm Group, Inc.	5,382	7,093,584
Uber Technologies, Inc.*	204,682	20,052,696
Union Pacific Corporation	60,128	14,212,455
United Airlines Holdings, Inc.*	34,694	3,347,971
United Parcel Service, Inc. Class B	80,675	6,738,783
United Rentals, Inc.	5,125	4,892,633
Veralto Corporation	15,414	1,643,287
Verisk Analytics, Inc.	17,445	4,387,592
W.W. Grainger, Inc.	3,812	3,632,684

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Waste Management, Inc.	35,857	$7,918,301
Westinghouse Air Brake Technologies Corporation	13,439	2,694,116
Xylem, Inc.	21,548	3,178,330
		437,335,519
Information Technology — 33.6%
Adobe, Inc.*	42,463	14,978,823
Advanced Micro Devices, Inc.*	160,516	25,969,884
Akamai Technologies, Inc.*	13,007	985,410
Amphenol Corporation Class A	119,477	14,785,279
Analog Devices, Inc.	49,138	12,073,207
Apple, Inc.	1,495,954	380,914,767
Applied Materials, Inc.	78,169	16,004,321
AppLovin Corporation Class A*	27,134	19,496,864
Arista Networks, Inc.*	101,228	14,749,932
Autodesk, Inc.*	18,971	6,026,518
Broadcom, Inc.	472,078	155,743,253
Cadence Design Systems, Inc.*	26,364	9,260,619
CDW Corporation	11,947	1,902,918
Cisco Systems, Inc.	411,297	28,140,941
Cognizant Technology Solutions Corporation Class A	48,265	3,237,133
Corning, Inc.	88,163	7,232,011
Crowdstrike Holdings, Inc. Class A*	24,305	11,918,686
Datadog, Inc. Class A*	31,594	4,498,986
Dell Technologies, Inc. Class C	29,747	4,217,232
EPAM Systems, Inc.*	4,977	750,482
F5, Inc.*	3,085	997,041
Fair Isaac Corporation*	2,437	3,647,044
First Solar, Inc.*	11,847	2,612,619
Fortinet, Inc.*	60,698	5,103,488
Gartner, Inc.*	6,492	1,706,552
Gen Digital, Inc.	62,969	1,787,690
GoDaddy, Inc. Class A*	13,951	1,908,915
Hewlett Packard Enterprise Co.	153,179	3,762,076
HP, Inc.	134,667	3,666,982
Intel Corporation*	437,230	14,669,066
International Business Machines Corporation	94,536	26,674,278
Intuit, Inc.	28,442	19,423,326
Jabil, Inc.	8,416	1,827,703
Keysight Technologies, Inc.*	13,420	2,347,426
KLA Corporation	12,245	13,207,457
Lam Research Corporation	117,645	15,752,665
Microchip Technology, Inc.	49,200	3,159,624
Micron Technology, Inc.	108,350	18,129,122
Microsoft Corporation	746,349	386,571,464
Monolithic Power Systems, Inc.	4,186	3,853,799
Motorola Solutions, Inc.	17,253	7,889,624
NetApp, Inc.	23,896	2,830,720
NVIDIA Corporation	2,444,259	456,049,844
ON Semiconductor Corporation*	33,696	1,661,550
Oracle Corporation	166,920	46,944,581
Palantir Technologies, Inc. Class A*	229,549	41,874,329
Palo Alto Networks, Inc.*	64,372	13,107,427
PTC, Inc.*	8,371	1,699,480
QUALCOMM, Inc.	108,148	17,991,501
Roper Technologies, Inc.	10,888	5,429,737
	Shares	Value
Salesforce, Inc.	95,826	$22,710,762
ServiceNow, Inc.*	20,267	18,651,315
Skyworks Solutions, Inc.	15,419	1,186,955
Super Micro Computer, Inc.Δ*	50,414	2,416,847
Synopsys, Inc.*	17,975	8,868,685
Teledyne Technologies, Inc.*	5,596	3,279,480
Teradyne, Inc.	9,806	1,349,698
Texas Instruments, Inc.	93,010	17,088,727
Trimble, Inc.*	19,275	1,573,804
Tyler Technologies, Inc.*	4,548	2,379,332
VeriSign, Inc.	8,842	2,471,958
Western Digital Corporation	35,458	4,257,087
Workday, Inc. Class A*	20,656	4,972,519
Zebra Technologies Corporation Class A*	4,187	1,244,209
		1,951,625,774
Materials — 1.3%
Air Products and Chemicals, Inc.Δ	23,642	6,447,646
Albemarle CorporationΔ	9,480	768,638
Avery Dennison Corporation	5,863	950,803
Ball Corporation	26,240	1,323,021
CF Industries Holdings, Inc.	18,904	1,695,689
Corteva, Inc.	68,267	4,616,897
Dow, Inc.	112,748	2,585,312
DuPont de Nemours, Inc.	47,302	3,684,826
Eastman Chemical Co.	14,389	907,226
Ecolab, Inc.	25,865	7,083,389
Freeport-McMoRan, Inc.	132,608	5,200,886
International Flavors & Fragrances, Inc.	30,254	1,861,831
International Paper Co.	51,522	2,390,621
Martin Marietta Materials, Inc.Δ	5,018	3,162,745
Mosaic Co. (The)	35,598	1,234,539
Newmont Corporation	115,637	9,749,355
Nucor Corporation	20,449	2,769,408
Packaging Corporation of America	10,735	2,339,478
PPG Industries, Inc.	19,496	2,049,225
Sherwin-Williams Co. (The)	22,919	7,935,933
Steel Dynamics, Inc.	10,955	1,527,456
Vulcan Materials Co.	11,371	3,497,947
		73,782,871
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc. REIT	16,632	1,386,111
American Tower Corporation REIT	57,789	11,113,981
AvalonBay Communities, Inc. REIT	14,896	2,877,460
BXP, Inc. REITΔ	11,272	837,961
Camden Property Trust REIT	12,210	1,303,784
CBRE Group, Inc. Class A*	35,896	5,655,774
CoStar Group, Inc.*	52,530	4,431,956
Crown Castle, Inc. REIT	71,945	6,941,973
Digital Realty Trust, Inc. REIT	31,147	5,384,693
Equinix, Inc. REIT	9,656	7,562,965
Equity Residential REIT	40,640	2,630,627
Essex Property Trust, Inc. REIT	8,395	2,247,006
Extra Space Storage, Inc. REIT	23,903	3,368,889
Federal Realty Investment Trust REIT	5,137	520,429

	Shares	Value
Healthpeak Properties, Inc. REIT	99,693	$1,909,121
Host Hotels & Resorts, Inc. REIT	47,716	812,126
Invitation Homes, Inc. REIT	60,850	1,784,731
Iron Mountain, Inc. REIT	27,908	2,844,942
Kimco Realty Corporation REIT	76,752	1,677,031
Mid-America Apartment Communities, Inc. REIT	17,039	2,380,859
Prologis, Inc. REIT	95,795	10,970,443
Public Storage REIT	19,298	5,574,227
Regency Centers Corporation REIT	28,783	2,098,281
SBA Communications Corporation REIT	14,070	2,720,435
Simon Property Group, Inc. REIT	30,590	5,740,825
UDR, Inc. REIT	34,368	1,280,552
Ventas, Inc. REIT	54,188	3,792,618
Welltower, Inc. REIT	74,221	13,221,729
Weyerhaeuser Co. REIT	75,055	1,860,613
		114,932,142
Utilities — 2.5%
AES Corporation (The)	84,414	1,110,888
Alliant Energy Corporation	22,632	1,525,623
Ameren Corporation	19,884	2,075,492
American Electric Power Co., Inc.	68,997	7,762,163
American Water Works Co., Inc.	34,800	4,843,812
Atmos Energy CorporationΔ	16,716	2,854,257
CenterPoint Energy, Inc.Δ	50,231	1,948,963
CMS Energy Corporation	24,417	1,788,789
Consolidated Edison, Inc.	54,284	5,456,628
Constellation Energy Corporation	30,123	9,912,576
Dominion Energy, Inc.Δ	91,084	5,571,608
DTE Energy Co.	18,119	2,562,570
Duke Energy Corporation	109,828	13,591,215
Edison International	41,333	2,284,888
Entergy Corporation	43,304	4,035,500
Evergy, Inc.	18,834	1,431,761
Eversource Energy	46,832	3,331,628
Exelon Corporation	145,959	6,569,615
FirstEnergy Corporation	60,440	2,769,361
NextEra Energy, Inc.	216,178	16,319,277
NiSource, Inc.	23,079	999,321
NRG Energy, Inc.	19,377	3,138,105
PG&E Corporation	188,273	2,839,157
Pinnacle West Capital Corporation	5,256	471,253
PPL CorporationΔ	65,214	2,423,352
Public Service Enterprise Group, Inc.	46,751	3,901,838
Sempra	64,983	5,847,170
Southern Co. (The)	140,627	13,327,221
Vistra Corporation	30,698	6,014,352
WEC Energy Group, Inc.	35,929	4,117,104
Xcel Energy, Inc.Δ	62,086	5,007,236
		145,832,723
Total Common Stocks (Cost $2,664,687,590)		5,558,627,360
	Shares	Value
FOREIGN COMMON STOCKS — 2.6%
Canada — 0.0%
Enerflex, Ltd.	6	$64
Curacao — 0.1%
Schlumberger NV	110,637	3,802,594
Ireland — 2.0%
Accenture PLC Class A	63,226	15,591,531
Allegion PLC	9,625	1,706,994
Aon PLC Class A	21,693	7,735,290
Eaton Corporation PLCΔ	39,307	14,710,644
Johnson Controls International PLCΔ	67,201	7,388,750
Linde PLC	50,436	23,957,100
Medtronic PLC	153,916	14,658,960
Pentair PLC	7,659	848,311
Seagate Technology Holdings PLCΔ	23,569	5,563,698
Smurfit WestRock PLCΔ	44,756	1,905,263
STERIS PLC	11,916	2,948,495
TE Connectivity PLCΔ	31,453	6,904,877
Trane Technologies PLC	23,477	9,906,355
Willis Towers Watson PLC	10,753	3,714,624
		117,540,892
Jersey — 0.1%
Amcor PLC	207,494	1,697,301
Aptiv PLC*	26,900	2,319,318
		4,016,619
Netherlands — 0.1%
LyondellBasell Industries NV Class A	40,017	1,962,434
NXP Semiconductor NV	24,211	5,513,571
		7,476,005
Switzerland — 0.3%
Bunge Global SA	15,898	1,291,713
Chubb, Ltd.	42,570	12,015,382
Garmin, Ltd.	15,459	3,806,315
		17,113,410
Total Foreign Common Stocks (Cost $88,614,101)		149,949,584
MONEY MARKET FUNDS — 1.6%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	647,735	647,735
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	89,517,991	89,517,991
Total Money Market Funds (Cost $90,165,726)		90,165,726
TOTAL INVESTMENTS — 99.9% (Cost $2,843,467,417)		5,798,742,670
Other Assets in Excess of Liabilities — 0.1%		8,206,989
NET ASSETS — 100.0%		$5,806,949,659

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2025	258	$86,929,875	$1,085,349
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.5%
Communication Services — 8.3%
Alphabet, Inc. Class A	14,347	$3,487,756
Alphabet, Inc. Class C	14,670	3,572,878
AST SpaceMobile, Inc.*	198	9,718
AT&T, Inc.	61,171	1,727,469
Charter Communications, Inc. Class AΔ*	780	214,582
Comcast Corporation Class A	31,284	982,943
Electronic Arts, Inc.	2,051	413,687
Fox Corporation Class A	674	42,502
Fox Corporation Class B	1,986	113,778
Frontier Communications Parent, Inc.*	1,224	45,716
GCI Liberty, Inc. Class A*	21	789
GCI Liberty, Inc. Class C*	159	5,926
IAC, Inc.*	790	26,915
Interpublic Group of Cos., Inc. (The)	3,732	104,160
Iridium Communications, Inc.	304	5,308
Liberty Broadband Corporation*	798	50,705
Liberty Broadband Corporation Class A*	105	6,650
Liberty Media Corporation-Liberty Formula One Class A*	387	36,850
Liberty Media Corporation-Liberty Formula One Class C*	905	94,527
Liberty Media Corporation-Liberty Live Class A*	832	78,458
Liberty Media Corporation-Liberty Live Class C*	173	16,776
Madison Square Garden Sports Corporation*	119	27,013
Meta Platforms, Inc. Class A	3,021	2,218,562
New York Times Co. (The) Class A	831	47,699
News Corporation Class A	2,285	70,172
News Corporation Class BΔ	931	32,166
Nexstar Media Group, Inc. Class A	191	37,768
Omnicom Group, Inc.	1,605	130,856
Pinterest, Inc. Class A*	2,745	88,307
Roku, Inc.*	807	80,805
Sirius XM Holdings, Inc.Δ	1,593	37,077
Take-Two Interactive Software, Inc.*	917	236,916
TKO Group Holdings, Inc.	379	76,543
T-Mobile US, Inc.	3,915	937,173
Trump Media & Technology Group CorporationΔ*	689	11,313
Verizon Communications, Inc.	35,368	1,554,424
Walt Disney Co. (The)	14,357	1,643,877
Warner Bros Discovery, Inc.*	17,657	344,841
ZoomInfo Technologies, Inc.*	1,984	21,645
		18,635,250
Consumer Discretionary — 7.4%
ADT, Inc.	6,083	52,983
Amazon.com, Inc.*	19,963	4,383,276
Aramark	1,888	72,499
AutoNation, Inc.*	138	30,190
AutoZone, Inc.*	99	424,734
Bath & Body Works, Inc.	1,381	35,574
Best Buy Co., Inc.	1,727	130,596
	Shares	Value
Booking Holdings, Inc.	11	$59,392
BorgWarner, Inc.	2,686	118,076
Bright Horizons Family Solutions, Inc.*	438	47,554
Brunswick Corporation	1,344	84,994
CarMax, Inc.*	1,009	45,274
Carnival Corporation*	4,997	144,463
Crocs, Inc.Δ*	470	39,268
D.R. Horton, Inc.	2,316	392,492
Darden Restaurants, Inc.	587	111,741
Dick's Sporting Goods, Inc.	359	79,777
Dillard's, Inc. Class AΔ	47	28,881
Domino’s Pizza, Inc.Δ	133	57,417
eBay, Inc.	4,111	373,895
Etsy, Inc.*	247	16,398
Five Below, Inc.*	424	65,593
Floor & Decor Holdings, Inc. Class A*	508	37,440
Ford Motor Co.	30,950	370,162
GameStop Corporation Class AΔ*	3,364	91,770
Gap, Inc. (The)	1,334	28,534
General Motors Co.	7,004	427,034
Gentex Corporation	4,135	117,020
Genuine Parts Co.	1,188	164,657
Grand Canyon Education, Inc.*	40	8,781
H&R Block, Inc.	848	42,883
Harley-Davidson, Inc.	512	14,285
Hasbro, Inc.	1,615	122,498
Home Depot, Inc. (The)	1,719	696,522
Hyatt Hotels Corporation Class AΔ	206	29,238
Lear Corporation	1,149	115,601
Lennar Corporation Class A	1,791	225,738
Lennar Corporation Class B	444	53,275
Lithia Motors, Inc.	189	59,724
LKQ Corporation	2,863	87,436
Lowe’s Cos., Inc.	4,399	1,105,513
Lucid Group, Inc.Δ*	1,061	25,241
Lululemon Athletica, Inc.*	338	60,140
Macy’s, Inc.	3,833	68,726
Marriott International, Inc. Class A	75	19,533
Mattel, Inc.*	3,701	62,288
McDonald’s Corporation	5,610	1,704,823
Mohawk Industries, Inc.*	337	43,446
Newell Brands, Inc.	983	5,151
NIKE, Inc. Class B	8,523	594,309
NVR, Inc.*	21	168,728
O’Reilly Automotive, Inc.*	675	72,772
Ollie's Bargain Outlet Holdings, Inc.*	617	79,223
Penske Automotive Group, Inc.	107	18,608
Pool CorporationΔ	296	91,781
PulteGroup, Inc.	1,309	172,958
PVH Corporation	204	17,089
QuantumScape Corporation*	3,710	45,707
Ralph Lauren Corporation	194	60,831
RH*	29	5,892
Rivian Automotive, Inc. Class AΔ*	6,171	90,590
Ross Stores, Inc.	1,947	296,703
Service Corporation International	1,129	93,955

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SharkNinja, Inc.Δ*	291	$30,017
Starbucks Corporation	7,315	618,849
Tapestry, Inc.	513	58,082
Thor Industries, Inc.	193	20,012
TJX Cos., Inc. (The)	3,795	548,529
Toll Brothers, Inc.	526	72,662
TopBuild Corporation*	177	69,182
Travel + Leisure Co.	493	29,329
Ulta Beauty, Inc.*	253	138,328
Under Armour, Inc. Class CΔ*	968	4,675
Vail Resorts, Inc.Δ	60	8,974
VF CorporationΔ	2,495	36,003
Wayfair, Inc. Class A*	501	44,754
Wendy's Co. (The)	1,305	11,954
Whirlpool CorporationΔ	396	31,126
Williams-Sonoma, Inc.	744	145,415
Wyndham Hotels & Resorts, Inc.Δ	521	41,628
YETI Holdings, Inc.*	1,659	55,046
Yum! Brands, Inc.	1,543	234,536
		16,590,773
Consumer Staples — 7.0%
Albertsons Cos., Inc. Class A	4,569	80,003
Archer-Daniels-Midland Co.	4,191	250,370
BellRing Brands, Inc.*	1,154	41,948
BJ's Wholesale Club Holdings, Inc.*	996	92,877
Casey’s General Stores, Inc.	269	152,071
Church & Dwight Co., Inc.	1,837	160,976
Clorox Co. (The)	1,167	143,891
Coca-Cola Co. (The)	20,110	1,333,695
Coca-Cola Consolidated, Inc.	600	70,296
Colgate-Palmolive Co.	3,747	299,535
Conagra Brands, Inc.	8,383	153,493
Coty, Inc. Class A*	5,539	22,378
Darling Ingredients, Inc.*	1,055	32,568
Dollar General Corporation	2,121	219,205
Dollar Tree, Inc.Δ*	1,604	151,369
elf Beauty, Inc.*	508	67,300
Estee Lauder Cos., Inc. (The) Class A	1,989	175,271
Flowers Foods, Inc.	5,813	75,860
Freshpet, Inc.*	172	9,479
General Mills, Inc.	7,287	367,411
Hershey Co. (The)	1,218	227,827
Hormel Foods Corporation	4,336	107,273
Ingredion, Inc.	594	72,533
J.M. Smucker Co. (The)	1,154	125,324
Kellanova	1,622	133,036
Kenvue, Inc.	19,967	324,064
Keurig Dr. Pepper, Inc.	13,639	347,931
Kimberly-Clark Corporation	1,975	245,572
Kraft Heinz Co. (The)	11,676	304,043
Kroger Co. (The)	5,496	370,485
Lamb Weston Holdings, Inc.	1,036	60,171
Maplebear, Inc.Δ*	1,197	44,002
McCormick & Co., Inc. (Non-Voting Shares)	2,110	141,180
Mondelez International, Inc. Class A	12,410	775,253
PepsiCo, Inc.	10,993	1,543,857
	Shares	Value
Pilgrim’s Pride Corporation	798	$32,495
Post Holdings, Inc.*	476	51,160
Primo Brands Corporation	3,528	77,969
Procter & Gamble Co. (The)	19,125	2,938,556
Reynolds Consumer Products, Inc.	655	16,028
Seaboard Corporation	3	10,941
Sysco Corporation	1,906	156,940
Target Corporation	3,790	339,963
The Campbell's Co.Δ	4,122	130,173
Tyson Foods, Inc. Class A	2,567	139,388
U.S. Foods Holding Corporation*	1,593	122,056
Walmart, Inc.	29,890	3,080,463
		15,818,679
Energy — 5.6%
Antero Midstream Corporation	1,259	24,475
Antero Resources Corporation*	1,551	52,051
APA Corporation	2,504	60,797
Baker Hughes Co.	7,062	344,061
Cheniere Energy, Inc.	964	226,521
Chevron Corporation	15,069	2,340,065
Chord Energy Corporation	424	42,133
Civitas Resources, Inc.Δ	1,174	38,155
ConocoPhillips	10,422	985,817
Coterra Energy, Inc.	5,680	134,332
Devon Energy Corporation	4,538	159,102
Diamondback Energy, Inc.	1,436	205,492
DT Midstream, Inc.	398	44,998
EOG Resources, Inc.	4,613	517,209
EQT Corporation	4,938	268,775
Expand Energy Corporation	1,746	185,495
Exxon Mobil Corporation	35,239	3,973,197
Halliburton Co.	4,057	99,802
HF Sinclair Corporation	696	36,429
Kinder Morgan, Inc.	14,449	409,051
Marathon Petroleum Corporation	2,120	408,609
Matador Resources Co.Δ	371	16,669
NOV, Inc.	2,112	27,984
Occidental Petroleum Corporation	5,261	248,582
ONEOK, Inc.	4,775	348,432
Ovintiv, Inc.	1,514	61,135
Permian Resources Corporation	4,402	56,346
Phillips 66	2,679	364,397
Range Resources Corporation	1,059	39,861
Valero Energy Corporation	2,288	389,555
Viper Energy, Inc. Class A	1,003	38,335
Williams Cos., Inc. (The)	8,708	551,652
		12,699,514
Financials — 21.6%
Affirm Holdings, Inc.*	804	58,756
Aflac, Inc.	3,723	415,859
AGNC Investment Corporation REITΔ	12,494	122,316
Allstate Corporation (The)	2,306	494,983
Ally Financial, Inc.	1,271	49,823
American Express Co.	2,708	899,489
American Financial Group, Inc.	583	84,955

	Shares	Value
American International Group, Inc.	4,359	$342,356
Ameriprise Financial, Inc.	50	24,563
Annaly Capital Management, Inc. REIT	6,322	127,768
Apollo Global Management, Inc.	484	64,503
Arch Capital Group, Ltd.	2,634	238,983
Arthur J. Gallagher & Co.	1,942	601,515
Assurant, Inc.	300	64,980
Assured Guaranty, Ltd.	287	24,295
Axis Capital Holdings, Ltd.	375	35,925
Bank of America Corporation	46,866	2,417,817
Bank of New York Mellon Corporation (The)	5,066	551,991
Bank OZKΔ	729	37,164
Berkshire Hathaway, Inc. Class B*	14,561	7,320,397
Blackrock, Inc.	1,175	1,369,897
Block, Inc.*	2,411	174,243
Brighthouse Financial, Inc.*	321	17,039
Brown & Brown, Inc.	1,937	181,671
Capital One Financial Corporation	4,612	980,419
Carlyle Group, Inc. (The)	1,259	78,939
Cboe Global Markets, Inc.	1,027	251,872
Charles Schwab Corporation (The)	12,018	1,147,358
Cincinnati Financial Corporation	854	135,017
Citigroup, Inc.	11,052	1,121,778
Citizens Financial Group, Inc.	3,986	211,896
CME Group, Inc.	3,222	870,552
CNA Financial Corporation	2,064	95,893
Coinbase Global, Inc. Class A*	1,443	486,998
Columbia Banking System, Inc.	1,700	43,758
Comerica, Inc.	982	67,287
Corebridge Financial, Inc.	264	8,461
Credit Acceptance CorporationΔ*	27	12,607
Cullen/Frost Bankers, Inc.	436	55,272
East West Bancorp, Inc.	887	94,421
Euronet Worldwide, Inc.*	13	1,142
Evercore, Inc. Class A	54	18,215
Everest Group, Ltd.	275	96,313
FactSet Research Systems, Inc.	146	41,828
Fidelity National Financial, Inc.	1,944	117,593
Fidelity National Information Services, Inc.	3,906	257,562
Fifth Third Bancorp	5,109	227,606
First American Financial Corporation	743	47,730
First Citizens BancShares, Inc. Class A	51	91,247
First Hawaiian, Inc.	562	13,954
First Horizon Corporation	1,893	42,801
Fiserv, Inc.*	3,054	393,752
FNB Corporation	3,594	57,899
Franklin Resources, Inc.	2,992	69,205
Global Payments, Inc.	1,680	139,574
Globe Life, Inc.	522	74,630
Goldman Sachs Group, Inc. (The)	2,177	1,733,654
Hanover Insurance Group, Inc. (The)	160	29,061
Hartford Insurance Group, Inc. (The)	2,154	287,322
Houlihan Lokey, Inc.	294	60,364
Huntington Bancshares, Inc.	8,224	142,029
	Shares	Value
Interactive Brokers Group, Inc. Class A	2,908	$200,100
Intercontinental Exchange, Inc.	4,631	780,231
Invesco, Ltd.	3,293	75,541
Jack Henry & Associates, Inc.	540	80,422
Jefferies Financial Group, Inc.	252	16,486
JPMorgan Chase & Co.	22,212	7,006,331
Kemper Corporation	372	19,177
KeyCorp	4,063	75,938
KKR & Co., Inc.	3,595	467,170
Lazard, Inc.	15	792
Lincoln National Corporation	1,223	49,324
Loews Corporation	392	39,353
M&T Bank Corporation	1,439	284,375
Markel Corporation*	45	86,011
MarketAxess Holdings, Inc.	359	62,556
Marsh & McLennan Cos., Inc.	3,650	735,585
MetLife, Inc.	3,846	316,795
MGIC Investment Corporation	1,510	42,839
Morgan Stanley	8,514	1,353,385
Mr Cooper Group, Inc.	493	103,920
MSCI, Inc.	250	141,853
Nasdaq, Inc.	2,154	190,521
Northern Trust Corporation	1,454	195,708
Old Republic International Corporation	957	40,644
OneMain Holdings, Inc.	357	20,156
PayPal Holdings, Inc.*	7,562	507,108
Pinnacle Financial Partners, Inc.Δ	110	10,317
PNC Financial Services Group, Inc. (The)	3,232	649,406
Popular, Inc.	32	4,064
Primerica, Inc.	120	33,311
Principal Financial Group, Inc.	1,534	127,184
Progressive Corporation (The)	4,695	1,159,430
Prosperity Bancshares, Inc.	588	39,014
Prudential Financial, Inc.	2,657	275,637
Raymond James Financial, Inc.	1,227	211,780
Regions Financial Corporation	7,234	190,761
Reinsurance Group of America, Inc.	466	89,533
Rithm Capital Corporation REIT	212	2,415
RLI Corporation	374	24,392
Robinhood Markets, Inc. Class A*	5,155	738,093
Rocket Cos., Inc. Class AΔ	2,318	44,923
S&P Global, Inc.	2,495	1,214,341
SEI Investments Co.	617	52,352
SLM Corporation	120	3,322
SoFi Technologies, Inc.*	8,451	223,275
SouthState Bank Corporation	544	53,785
Starwood Property Trust, Inc. REITΔ	2,512	48,657
State Street Corporation	1,877	217,751
Stifel Financial Corporation	286	32,452
Synchrony Financial	2,054	145,937
Synovus Financial Corporation	25	1,227
T. Rowe Price Group, Inc.Δ	1,777	182,391
TFS Financial Corporation	1,046	13,781
TPG, Inc.	46	2,643

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Tradeweb Markets, Inc. Class A	919	$101,991
Travelers Cos., Inc. (The)	1,901	530,797
Truist Financial Corporation	10,926	499,537
U.S. Bancorp	11,025	532,838
Unum Group	1,074	83,536
UWM Holdings Corporation	3,777	23,002
Virtu Financial, Inc. Class A	472	16,756
Voya Financial, Inc.	172	12,866
W.R. Berkley Corporation	2,474	189,558
Webster Financial Corporation	655	38,933
Wells Fargo & Co.	26,421	2,214,608
Western Alliance Bancorp	621	53,853
Western Union Co. (The)Δ	7,476	59,733
WEX, Inc.Δ*	97	15,280
White Mountains Insurance Group, Ltd.	8	13,372
Zions Bancorp NA	579	32,760
		48,431,212
Health Care — 9.9%
Abbott Laboratories	14,713	1,970,659
Acadia Healthcare Co., Inc.*	2,723	67,421
Agilent Technologies, Inc.	2,471	317,153
Align Technology, Inc.*	531	66,492
Amgen, Inc.	1,688	476,354
Avantor, Inc.*	6,026	75,204
Baxter International, Inc.	4,559	103,808
Becton, Dickinson and Co.	2,554	478,032
Biogen, Inc.*	2,477	346,978
BioMarin Pharmaceutical, Inc.*	3,490	189,018
Bio-Rad Laboratories, Inc. Class A*	146	40,937
Boston Scientific Corporation*	9,788	955,602
Bristol-Myers Squibb Co.	26,804	1,208,860
Bruker Corporation	1,251	40,645
Cardinal Health, Inc.	2,256	354,102
Centene Corporation*	8,060	287,581
Certara, Inc.Δ*	2,766	33,801
Charles River Laboratories International, Inc.*	424	66,339
Chemed Corporation	369	165,216
Cigna Group (The)	2,676	771,357
Danaher Corporation	5,265	1,043,839
DENTSPLY SIRONA, Inc.	1,831	23,235
Edwards Lifesciences Corporation*	4,700	365,519
Elanco Animal Health, Inc.*	13,671	275,334
Elevance Health, Inc.	2,321	749,962
Encompass Health Corporation	2,203	279,825
Envista Holdings Corporation*	1,454	29,618
Exact Sciences Corporation*	1,941	106,192
Exelixis, Inc.*	1,677	69,260
GE HealthCare Technologies, Inc.	3,348	251,435
Gilead Sciences, Inc.	8,221	912,531
Globus Medical, Inc. Class A*	722	41,349
HCA Healthcare, Inc.	1,602	682,772
Henry Schein, Inc.Δ*	2,191	145,417
Hologic, Inc.*	1,938	130,796
Humana, Inc.	1,172	304,919
Illumina, Inc.*	1,181	112,160
	Shares	Value
Incyte Corporation*	1,716	$145,534
Insmed, Inc.*	501	72,149
Ionis Pharmaceuticals, Inc.*	1,554	101,663
IQVIA Holdings, Inc.*	1,531	290,798
Labcorp Holdings, Inc.	1,415	406,190
McKesson Corporation	440	339,918
Mettler-Toledo International, Inc.*	173	212,377
Moderna, Inc.Δ*	3,777	97,560
Molina Healthcare, Inc.*	639	122,279
Neurocrine Biosciences, Inc.*	557	78,192
Organon & Co.	17,727	189,324
Quest Diagnostics, Inc.	2,013	383,638
Regeneron Pharmaceuticals, Inc.	1,018	572,391
Repligen Corporation*	365	48,790
ResMed, Inc.Δ	964	263,876
Revolution Medicines, Inc.*	2,285	106,709
Revvity, Inc.Δ	1,119	98,080
Roivant Sciences, Ltd.*	9,665	146,231
Solventum Corporation*	901	65,773
Sotera Health Co.*	1,844	29,006
Stryker Corporation	2,196	811,795
Teleflex, Inc.	413	50,535
Tenet Healthcare Corporation*	1,042	211,568
Thermo Fisher Scientific, Inc.	3,164	1,534,603
United Therapeutics Corporation*	551	230,985
Universal Health Services, Inc. Class B	1,006	205,667
Veeva Systems, Inc. Class A*	521	155,211
Viatris, Inc.	47,525	470,497
Viking Therapeutics, Inc.Δ*	1,539	40,445
Waters Corporation*	318	95,340
West Pharmaceutical Services, Inc.	589	154,512
Zimmer Biomet Holdings, Inc.Δ	1,710	168,435
Zoetis, Inc.	4,913	718,870
		22,158,663
Industrials — 11.7%
3M Co.	3,046	472,678
A.O. Smith Corporation	1,446	106,151
Acuity, Inc.	191	65,778
Advanced Drainage Systems, Inc.	628	87,104
AECOM	920	120,032
AGCO Corporation	472	50,537
Air Lease Corporation	285	18,140
Alaska Air Group, Inc.*	801	39,874
Allison Transmission Holdings, Inc.	301	25,549
Amentum Holdings, Inc.*	1,083	25,938
American Airlines Group, Inc.*	5,114	57,481
AMETEK, Inc.	1,611	302,868
API Group Corporation*	2,838	97,542
Applied Industrial Technologies, Inc.	151	39,419
Armstrong World Industries, Inc.	20	3,920
ATI, Inc.*	853	69,383
Automatic Data Processing, Inc.	607	178,154
Avis Budget Group, Inc.Δ*	89	14,291
Boeing Co. (The)*	4,797	1,035,337
Broadridge Financial Solutions, Inc.	207	49,301

	Shares	Value
Builders FirstSource, Inc.*	855	$103,669
BWX Technologies, Inc.	488	89,973
C.H. Robinson Worldwide, Inc.	732	96,917
CACI International, Inc. Class A*	193	96,265
Carlisle Cos., Inc.Δ	336	110,531
Carpenter Technology Corporation	228	55,983
Carrier Global CorporationΔ	6,806	406,318
Caterpillar, Inc.	3,183	1,518,768
Clean Harbors, Inc.*	102	23,686
Concentrix CorporationΔ	396	18,275
Crane Co.	171	31,488
CSX Corporation	14,576	517,594
Cummins, Inc.	1,075	454,048
Curtiss-Wright Corporation	244	132,477
Dayforce, Inc.*	1,172	80,739
Deere & Co.	2,020	923,665
Delta Air Lines, Inc.	5,441	308,777
Donaldson Co., Inc.	78	6,384
Dover Corporation	587	97,929
EMCOR Group, Inc.	278	180,572
Emerson Electric Co.	4,535	594,901
Equifax, Inc.	751	192,654
Esab Corporation	213	23,801
Everus Construction Group, Inc.*	366	31,384
Expeditors International of Washington, Inc.	729	89,368
Fastenal Co.	1,651	80,965
FedEx Corporation	1,858	438,135
Ferguson Enterprises, Inc.	1,308	293,751
Flowserve Corporation	500	26,570
Fortive Corporation	1,984	97,196
Fortune Brands Innovations, Inc.	1,033	55,152
FTI Consulting, Inc.*	316	51,081
Generac Holdings, Inc.*	524	87,718
General Dynamics Corporation	2,126	724,966
Genpact, Ltd.	964	40,382
Graco, Inc.	384	32,625
GXO Logistics, Inc.*	454	24,012
Hexcel Corporation	239	14,985
Honeywell International, Inc.	4,664	981,772
Hubbell, Inc.	395	169,972
Huntington Ingalls Industries, Inc.	279	80,327
IDEX Corporation	421	68,522
Illinois ToolWorks, Inc.	1,801	469,629
Ingersoll-Rand, Inc.Δ	2,215	183,003
ITT, Inc.	165	29,495
J.B. Hunt Transport Services, Inc.	528	70,842
Jacobs Solutions, Inc.	533	79,875
KBR, Inc.	894	42,277
Kirby Corporation*	596	49,736
Knight-Swift Transportation Holdings, Inc.	1,131	44,686
L3Harris Technologies, Inc.	1,607	490,794
Landstar System, Inc.	43	5,270
Leidos Holdings, Inc.	928	175,355
Lincoln Electric Holdings, Inc.	233	54,948
Loar Holdings, Inc.Δ*	116	9,280
Lockheed Martin Corporation	1,286	641,984
	Shares	Value
Lyft, Inc. Class A*	2,601	$57,248
ManpowerGroup, Inc.	282	10,688
Masco Corporation	1,698	119,522
MasTec, Inc.*	319	67,886
Middleby Corporation (The)*	368	48,918
MSA Safety, Inc.	222	38,200
MSC Industrial Direct Co., Inc. Class AΔ	225	20,732
Mueller Industries, Inc.	743	75,125
Nordson Corporation	293	66,496
Norfolk Southern Corporation	1,754	526,919
Northrop Grumman Corporation	1,123	684,266
Old Dominion Freight Line, Inc.	1,216	171,188
Oshkosh Corporation	349	45,265
Otis Worldwide Corporation	3,270	298,976
Owens Corning	692	97,890
PACCAR, Inc.	3,953	388,659
Parker-Hannifin Corporation	1,017	771,039
Parsons CorporationΔ*	577	47,845
Paychex, Inc.	1,992	252,506
Paycom Software, Inc.	155	32,262
Quanta Services, Inc.	387	160,381
QXO, Inc.*	5,293	100,885
RBC Bearings, Inc.*	135	52,689
Regal Beloit CorporationΔ	479	68,708
Republic Services, Inc.	1,720	394,706
Robert Half, Inc.	712	24,194
Rockwell Automation, Inc.	768	268,439
RTX Corporation	11,422	1,911,243
Ryder System, Inc.	126	23,769
Saia, Inc.*	221	66,159
Schneider National, Inc. Class B	610	12,908
Science Applications International Corporation	391	38,854
Simpson Manufacturing Co., Inc.	235	39,353
Snap-on, Inc.	367	127,177
Southwest Airlines Co.Δ	3,358	107,154
Spirit AeroSystems Holdings, Inc. Class A*	553	21,346
SS&C Technologies Holdings, Inc.	1,180	104,737
Stanley Black & Decker, Inc.	1,152	85,628
Tetra Tech, Inc.	1,638	54,676
Textron, Inc.	925	78,153
Timken Co. (The)	215	16,164
Toro Co. (The)	720	54,864
TransDigm Group, Inc.	337	444,173
TransUnion	1,412	118,297
Trex Co., Inc.*	968	50,017
U-Haul Holding Co.Δ*	430	24,540
Union Pacific Corporation	4,158	982,826
United Airlines Holdings, Inc.*	2,706	261,129
United Parcel Service, Inc. Class B	6,820	569,675
United Rentals, Inc.	451	430,552
Valmont Industries, Inc.	144	55,833
Veralto Corporation	360	38,380
Verisk Analytics, Inc.	342	86,016
W.W. Grainger, Inc.	24	22,871
Watsco, Inc.Δ	255	103,096

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
WESCO International, Inc.	274	$57,951
Westinghouse Air Brake Technologies Corporation	1,210	242,569
WillScot Holdings Corporation	592	12,497
Woodward, Inc.	276	69,748
XPO Logistics, Inc.Δ*	565	73,038
Xylem, Inc.	1,878	277,005
		26,214,978
Information Technology — 9.5%
Advanced Micro Devices, Inc.*	5,113	827,232
Akamai Technologies, Inc.*	1,004	76,063
Amdocs, Ltd.	450	36,923
Amkor Technology, Inc.	562	15,961
Analog Devices, Inc.	3,913	961,424
Applied Materials, Inc.	4,361	892,871
Arrow Electronics, Inc.*	438	52,998
Aurora Innovation, Inc.Δ*	7,385	39,805
Avnet, Inc.	925	48,359
BILL Holdings, Inc.Δ*	694	36,761
CCC Intelligent Solutions Holdings, Inc.*	5,680	51,745
CDW Corporation	909	144,786
Ciena Corporation*	938	136,638
Circle Internet Group, Inc.*	332	44,017
Cirrus Logic, Inc.*	165	20,673
Cisco Systems, Inc.	31,569	2,159,951
Cognex Corporation	1,100	49,830
Cognizant Technology Solutions Corporation Class A	3,656	245,208
Coherent Corporation*	1,072	115,476
Corning, Inc.	6,098	500,219
Crane Holdings Co.Δ	265	17,774
Dell Technologies, Inc. Class C	2,072	293,747
Docusign, Inc.*	550	39,649
Dolby Laboratories, Inc. Class A	375	27,139
Dropbox, Inc. Class A*	1,162	35,104
DXC Technology Co.*	1,336	18,210
Entegris, Inc.Δ	724	66,941
EPAM Systems, Inc.*	297	44,785
F5, Inc.*	264	85,322
Fair Isaac Corporation*	31	46,392
First Solar, Inc.*	827	182,378
Gen Digital, Inc.	3,706	105,213
Globant SA*	389	22,321
Hewlett Packard Enterprise Co.	11,352	278,805
HP, Inc.	8,711	237,201
Informatica, Inc. Class AΔ*	265	6,583
Intel Corporation*	32,931	1,104,835
International Business Machines Corporation	7,338	2,070,490
IPG Photonics CorporationΔ*	106	8,394
Jabil, Inc.	275	59,722
Keysight Technologies, Inc.*	1,196	209,204
Kyndryl Holdings, Inc.*	1,014	30,450
Littelfuse, Inc.	158	40,924
Lumentum Holdings, Inc.Δ*	368	59,877
MACOM Technology Solutions Holdings, Inc.*	137	17,055
	Shares	Value
Marvell Technology, Inc.	6,032	$507,110
Microchip Technology, Inc.	3,921	251,807
Micron Technology, Inc.	8,417	1,408,332
MKS, Inc.	116	14,357
MongoDB, Inc.*	503	156,121
Motorola Solutions, Inc.	687	314,158
nCino, Inc.Δ*	764	20,712
NetApp, Inc.	895	106,022
Nutanix, Inc. Class A*	1,086	80,788
Okta, Inc.*	792	72,626
ON Semiconductor Corporation*	2,932	144,577
Onto Innovation, Inc.*	192	24,810
Pegasystems, Inc.	633	36,398
PTC, Inc.*	684	138,866
Pure Storage, Inc. Class A*	240	20,114
Qorvo, Inc.*	390	35,521
QUALCOMM, Inc.	6,378	1,061,044
Ralliant Corporation	661	28,906
Roper Technologies, Inc.	766	381,997
Rubrik, Inc. Class A*	345	28,376
SailPoint, Inc.Δ*	474	10,466
Salesforce, Inc.	6,360	1,507,320
Sandisk Corporation*	1,022	114,668
SentinelOne, Inc. Class A*	1,444	25,429
Skyworks Solutions, Inc.	924	71,130
Strategy, Inc.*	1,902	612,843
Super Micro Computer, Inc.Δ*	2,110	101,153
Synopsys, Inc.*	374	184,528
TD SYNNEX Corporation	564	92,355
Teledyne Technologies, Inc.*	406	237,932
Teradyne, Inc.	957	131,721
Texas Instruments, Inc.	4,095	752,374
Trimble, Inc.*	1,233	100,674
Twilio, Inc. Class A*	964	96,487
Tyler Technologies, Inc.*	72	37,668
UiPath, Inc. Class A*	5,051	67,582
Unity Software, Inc.*	2,430	97,297
Universal Display Corporation	211	30,306
VeriSign, Inc.	545	152,366
Vontier Corporation	573	24,049
Western Digital Corporation	2,393	287,304
Zebra Technologies Corporation Class A*	279	82,908
Zoom Communications, Inc.*	2,028	167,310
		21,383,967
Materials — 2.7%
Air Products and Chemicals, Inc.	1,880	512,714
Albemarle Corporation	891	72,242
Alcoa Corporation	1,294	42,560
AptarGroup, Inc.	115	15,371
Ashland, Inc.	357	17,104
Avery Dennison Corporation	419	67,949
Axalta Coating Systems, Ltd.*	1,013	28,992
Ball Corporation	2,181	109,966
Celanese Corporation	700	29,456
CF Industries Holdings, Inc.	1,411	126,567
Cleveland-Cliffs, Inc.*	3,198	39,016

	Shares	Value
Corteva, Inc.	5,485	$370,951
Crown Holdings, Inc.	676	65,295
Dow, Inc.	7,731	177,272
DuPont de Nemours, Inc.	3,157	245,930
Eagle Materials, Inc.	91	21,207
Eastman Chemical Co.	970	61,158
Ecolab, Inc.	1,485	406,682
Element Solutions, Inc.	799	20,111
FMC CorporationΔ	1,267	42,609
Freeport-McMoRan, Inc.	10,502	411,888
Graphic Packaging Holding Co.	2,065	40,412
Huntsman Corporation	2,801	25,153
International Flavors & Fragrances, Inc.	2,205	135,696
International Paper Co.	4,238	196,643
Louisiana-Pacific Corporation	156	13,859
Martin Marietta Materials, Inc.	406	255,894
Mosaic Co. (The)	2,356	81,706
MP Materials CorporationΔ*	1,056	70,826
NewMarket Corporation	35	28,987
Newmont Corporation	8,936	753,394
Nucor Corporation	1,710	231,585
Olin Corporation	1,045	26,115
Packaging Corporation of America	524	114,195
PPG Industries, Inc.	1,883	197,922
Reliance, Inc.	262	73,577
Royal Gold, Inc.Δ	534	107,110
RPM International, Inc.	912	107,507
Scotts Miracle-Gro Co. (The)	488	27,792
Sealed Air CorporationΔ	615	21,740
Sherwin-Williams Co. (The)	200	69,252
Silgan Holdings, Inc.Δ	449	19,311
Sonoco Products Co.	727	31,326
Southern Copper Corporation	642	77,913
Steel Dynamics, Inc.	747	104,154
Vulcan Materials Co.	952	292,854
Westlake Corporation	362	27,896
		6,017,859
Real Estate — 4.1%
Agree Realty Corporation REITΔ	1,612	114,517
Alexandria Real Estate Equities, Inc. REIT	1,743	145,262
American Homes 4 Rent Class A REIT	2,301	76,508
Americold Realty Trust REITΔ	3,568	43,672
AvalonBay Communities, Inc. REIT	1,167	225,429
Brixmor Property Group, Inc. REIT	2,074	57,408
BXP, Inc. REITΔ	1,138	84,599
Camden Property Trust REIT	691	73,785
CBRE Group, Inc. Class A*	2,289	360,655
CoStar Group, Inc.*	3,190	269,140
Cousins Properties, Inc. REITΔ	1,298	37,564
Crown Castle, Inc. REIT	3,919	378,144
CubeSmart REIT	1,816	73,839
Digital Realty Trust, Inc. REIT	2,586	447,068
EastGroup Properties, Inc. REIT	275	46,547
EPR Properties REIT	808	46,872
Equinix, Inc. REIT	760	595,262
	Shares	Value
Equity LifeStyle Properties, Inc. REIT	1,630	$98,941
Equity Residential REIT	2,223	143,895
Essex Property Trust, Inc. REIT	388	103,852
Extra Space Storage, Inc. REIT	1,898	267,504
Federal Realty Investment Trust REIT	695	70,410
First Industrial Realty Trust, Inc. REIT	656	33,764
Healthcare Realty Trust, Inc. REIT	4,188	75,510
Healthpeak Properties, Inc. REIT	6,623	126,830
Highwoods Properties, Inc. REIT	625	19,888
Host Hotels & Resorts, Inc. REIT	5,729	97,508
Howard Hughes Holdings, Inc.*	135	11,093
Invitation Homes, Inc. REIT	4,512	132,337
Iron Mountain, Inc. REIT	1,960	199,802
Jones Lang LaSalle, Inc.*	286	85,308
Kilroy Realty Corporation REITΔ	743	31,392
Kimco Realty Corporation REIT	6,072	132,673
Lineage, Inc. REITΔ	646	24,961
Medical Properties Trust, Inc. REIT	4,047	20,518
Mid-America Apartment Communities, Inc. REIT	1,065	148,812
Millrose Properties, Inc. REIT	1,042	35,022
National Storage Affiliates Trust REIT	423	12,783
NNN REIT, Inc.Δ	2,252	95,868
Omega Healthcare Investors, Inc. REIT	3,068	129,531
Park Hotels & Resorts, Inc. REITΔ	7,044	78,048
Prologis, Inc. REIT	7,473	855,808
Public Storage REIT	1,302	376,083
Rayonier, Inc. REIT	927	24,603
Regency Centers Corporation REIT	1,227	89,448
Rexford Industrial Realty, Inc. REIT	1,998	82,138
SBA Communications Corporation REIT	1,004	194,123
Simon Property Group, Inc. REIT	1,662	311,908
STAG Industrial, Inc. REIT	1,498	52,864
Sun Communities, Inc. REIT	1,057	136,353
UDR, Inc. REIT	1,813	67,552
Ventas, Inc. REIT	3,444	241,046
Vornado Realty Trust REITΔ	1,242	50,338
Welltower, Inc. REIT	5,923	1,055,123
Weyerhaeuser Co. REIT	6,055	150,104
WP Carey, Inc. REIT	2,217	149,803
Zillow Group, Inc. Class A*	487	36,252
Zillow Group, Inc. Class C*	1,218	93,847
		9,219,914
Utilities — 4.7%
AES Corporation (The)	5,465	71,919
Alliant Energy Corporation	951	64,107
Ameren Corporation	1,411	147,280
American Electric Power Co., Inc.	4,952	557,100
American Water Works Co., Inc.	2,467	343,382
Atmos Energy CorporationΔ	1,413	241,270
CenterPoint Energy, Inc.Δ	3,559	138,089
Clearway Energy, Inc. Class C	854	24,125
CMS Energy Corporation	1,858	136,117
Consolidated Edison, Inc.	3,603	362,174

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Constellation Energy Corporation	2,329	$766,404
Dominion Energy, Inc.	7,607	465,320
DTE Energy Co.	1,307	184,849
Duke Energy Corporation	7,451	922,061
Edison International	3,177	175,625
Entergy Corporation	3,156	294,108
Essential Utilities, Inc.	1,884	75,172
Evergy, Inc.	1,266	96,241
Eversource Energy	3,342	237,750
Exelon Corporation	10,190	458,652
FirstEnergy Corporation	4,669	213,934
IDACORP, Inc.Δ	154	20,351
MDU Resources Group, Inc.Δ	1,464	26,074
National Fuel Gas Co.	495	45,723
NextEra Energy, Inc.	16,315	1,231,619
NiSource, Inc.	2,690	116,477
OGE Energy Corporation	1,619	74,911
PG&E Corporation	16,805	253,419
Pinnacle West Capital Corporation	571	51,196
PPL Corporation	5,529	205,458
Public Service Enterprise Group, Inc.	3,524	294,113
Sempra	4,474	402,570
Southern Co. (The)	10,166	963,432
Talen Energy Corporation*	288	122,509
UGI Corporation	1,214	40,378
WEC Energy Group, Inc.	3,115	356,948
Xcel Energy, Inc.Δ	4,876	393,249
		10,574,106
Total Common Stocks (Cost $172,048,744)		207,744,915
FOREIGN COMMON STOCKS — 5.3%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	314	3,598
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	495	125,695
Brazil — 0.0%
XP, Inc. Class A	2,969	55,788
Canada — 0.1%
Brookfield Asset Management, Ltd. Class A	2,045	116,442
Brookfield Renewable Corporation	748	25,746
RB Global, Inc.	955	103,484
Restaurant Brands International, Inc.	837	53,685
		299,357
China — 0.0%
Amer Sports, Inc.*	684	23,769
Curacao — 0.2%
Schlumberger NV	10,484	360,335
Guatemala — 0.0%
Millicom International Cellular SA	1,418	68,830
	Shares	Value
Ireland — 3.5%
Accenture PLC Class A	4,903	$1,209,080
Allegion PLC	804	142,589
Aon PLC Class A	267	95,207
CRH PLC	5,199	623,360
Eaton Corporation PLC	2,998	1,122,001
James Hardie Industries PLC ADR*	522	10,028
Jazz Pharmaceuticals PLC*	2,250	296,550
Johnson Controls International PLC	5,220	573,939
Linde PLC	3,892	1,848,700
Medtronic PLC	11,286	1,074,879
nVent Electric PLC	909	89,664
Pentair PLC	1,088	120,507
Smurfit WestRock PLC	4,075	173,473
STERIS PLC	860	212,798
Willis Towers Watson PLC	688	237,669
		7,830,444
Jersey — 0.2%
Amcor PLC	24,889	203,592
Aptiv PLC*	2,117	182,528
Clarivate PLC*	2,929	11,218
Janus Henderson Group PLC	484	21,543
		418,881
Netherlands — 0.1%
CNH Industrial NV	6,960	75,516
LyondellBasell Industries NV Class A	3,034	148,788
QIAGEN NVΔ	1,874	83,730
		308,034
Singapore — 0.1%
Flex, Ltd.*	2,603	150,896
Switzerland — 0.6%
Bunge Global SA	1,106	89,862
Chubb, Ltd.	3,456	975,456
Garmin, Ltd.	1,068	262,963
		1,328,281
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	90	3,226
United Kingdom — 0.4%
Anglogold Ashanti PLCΔ	3,827	269,153
Gates Industrial Corporation PLC*	930	23,083
Royalty Pharma PLC Class A	13,876	489,545
Sensata Technologies Holding PLC	1,040	31,772
TechnipFMC PLC	1,790	70,615
		884,168
Total Foreign Common Stocks (Cost $9,637,063)		11,861,302
MUTUAL FUNDS — 0.1%
iShares Russell 1000 Value ETF (Cost $201,100)	1,013	206,237

	Shares	Value
MONEY MARKET FUNDS — 2.3%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	775,767	$775,767
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	4,361,233	4,361,233
Total Money Market Funds (Cost $5,137,000)		5,137,000
TOTAL INVESTMENTS — 100.2% (Cost $187,023,907)		224,949,454
Liabilities in Excess of Other Assets — (0.2)%		(513,758)
NET ASSETS — 100.0%		$224,435,696
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2025	10	$3,369,375	$39,740
S&P 500® Micro E-Mini	12/2025	20	673,875	8,611
Total Futures Contracts outstanding at September 30, 2025			$4,043,250	$48,351
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 81.8%
Communication Services — 6.1%
Alphabet, Inc. Class A	38,334	$9,318,995
Alphabet, Inc. Class C	94,374	22,984,788
AT&T, Inc.	116,308	3,284,538
Comcast Corporation Class A	114,669	3,602,900
Electronic Arts, Inc.	46,110	9,300,387
Verizon Communications, Inc.	222,400	9,774,480
Walt Disney Co. (The)	69,889	8,002,290
		66,268,378
Consumer Discretionary — 5.1%
Carnival Corporation*	501,343	14,493,826
General Motors Co.	156,729	9,555,767
Lennar Corporation Class A	137,449	17,324,072
PulteGroup, Inc.	28,487	3,763,988
Tapestry, Inc.	84,369	9,552,258
		54,689,911
Consumer Staples — 5.6%
Coca-Cola Co. (The)	64,957	4,307,948
Estee Lauder Cos., Inc. (The) Class A	52,415	4,618,810
Kenvue, Inc.	724,831	11,764,007
Keurig Dr. Pepper, Inc.	461,331	11,768,554
Mondelez International, Inc. Class A	146,509	9,152,417
PepsiCo, Inc.	96,402	13,538,697
Procter & Gamble Co. (The)	36,930	5,674,295
		60,824,728
Energy — 6.0%
Baker Hughes Co.	159,789	7,784,920
Chevron Corporation	122,776	19,065,885
Exxon Mobil Corporation	174,364	19,659,541
Halliburton Co.	177,821	4,374,397
Permian Resources Corporation	339,313	4,343,206
Phillips 66	66,568	9,054,579
		64,282,528
Financials — 21.4%
American Express Co.	19,982	6,637,221
American International Group, Inc.	148,147	11,635,465
Apollo Global Management, Inc.	60,754	8,096,686
Bank of America Corporation	281,282	14,511,338
Bank of New York Mellon Corporation (The)	162,684	17,726,049
Berkshire Hathaway, Inc. Class B*	43,847	22,043,641
Blackrock, Inc.	8,944	10,427,541
Capital One Financial Corporation	18,731	3,981,836
Charles Schwab Corporation (The)	82,717	7,896,992
Equitable Holdings, Inc.	67,463	3,425,771
Everest Group, Ltd.	17,482	6,122,721
Fidelity National Information Services, Inc.	135,731	8,950,102
Fiserv, Inc.*	42,910	5,532,386
Intercontinental Exchange, Inc.	62,816	10,583,240
JPMorgan Chase & Co.	87,660	27,650,594
Marsh & McLennan Cos., Inc.	32,137	6,476,570
MetLife, Inc.	87,397	7,198,891
Morgan Stanley	53,362	8,482,423
	Shares	Value
Reinsurance Group of America, Inc.	61,872	$11,887,467
SLM CorporationΔ	119,585	3,310,113
Truist Financial Corporation	275,887	12,613,554
Wells Fargo & Co.	92,152	7,724,181
Western Alliance Bancorp	86,096	7,466,245
		230,381,027
Health Care — 7.5%
Amgen, Inc.	21,270	6,002,394
Avantor, Inc.Δ*	551,296	6,880,174
Becton, Dickinson and Co.	56,681	10,608,983
Bristol-Myers Squibb Co.	50,380	2,272,138
Centene Corporation*	75,344	2,688,274
Elevance Health, Inc.	19,497	6,299,871
GE HealthCare Technologies, Inc.	90,774	6,817,127
Henry Schein, Inc.Δ*	82,682	5,487,604
Humana, Inc.	27,393	7,126,837
IQVIA Holdings, Inc.*	34,550	6,562,427
McKesson Corporation	15,306	11,824,497
Zimmer Biomet Holdings, Inc.Δ	87,908	8,658,938
		81,229,264
Industrials — 6.8%
A.O. Smith Corporation	74,624	5,478,148
AECOM	40,497	5,283,644
API Group Corporation*	84,828	2,915,538
CSX Corporation	90,565	3,215,963
Cummins, Inc.	8,249	3,484,130
Fortive Corporation	110,798	5,427,994
J.B. Hunt Transport Services, Inc.	63,924	8,576,683
Norfolk Southern Corporation	29,290	8,799,009
PACCAR, Inc.	39,789	3,912,054
RTX Corporation	31,751	5,312,895
United Parcel Service, Inc. Class B	18,379	1,535,198
Vertiv Holdings Co. Class A	65,289	9,849,499
Xylem, Inc.	61,051	9,005,022
		72,795,777
Information Technology — 10.5%
Analog Devices, Inc.	28,152	6,916,947
Cisco Systems, Inc.	87,245	5,969,303
Cognizant Technology Solutions Corporation Class A	54,691	3,668,125
Entegris, Inc.Δ	107,550	9,944,073
F5, Inc.*	10,402	3,361,822
Intel Corporation*	411,654	13,810,992
International Business Machines Corporation	34,095	9,620,245
Microchip Technology, Inc.	163,687	10,511,979
NetApp, Inc.	54,654	6,474,313
Oracle Corporation	45,918	12,913,978
QUALCOMM, Inc.	97,958	16,296,293
Ralliant Corporation	16,712	730,816
Salesforce, Inc.	52,543	12,452,691
		112,671,577
Materials — 3.1%
Air Products and Chemicals, Inc.Δ	35,036	9,555,018
Axalta Coating Systems, Ltd.*	214,114	6,127,943

	Shares	Value
DuPont de Nemours, Inc.	68,846	$5,363,103
Freeport-McMoRan, Inc.	73,652	2,888,631
Graphic Packaging Holding Co.	135,805	2,657,704
Packaging Corporation of America	32,356	7,051,343
		33,643,742
Real Estate — 3.3%
American Tower Corporation REIT	32,968	6,340,406
Equinix, Inc. REIT	5,841	4,574,905
Jones Lang LaSalle, Inc.*	19,427	5,794,686
Mid-America Apartment Communities, Inc. REIT	32,603	4,555,617
Prologis, Inc. REIT	53,103	6,081,355
Public Storage REIT	30,007	8,667,522
		36,014,491
Utilities — 6.4%
Atmos Energy CorporationΔ	75,779	12,939,264
Duke Energy Corporation	105,210	13,019,738
Entergy Corporation	145,069	13,518,980
NiSource, Inc.	214,163	9,273,258
Pinnacle West Capital Corporation	109,261	9,796,341
Xcel Energy, Inc.Δ	130,761	10,545,875
		69,093,456
Total Common Stocks (Cost $760,400,473)		881,894,879
FOREIGN COMMON STOCKS — 12.2%
Canada — 0.7%
Bank of Nova Scotia (The)Δ	114,956	7,431,906
France — 0.3%
TotalEnergies SE ADRΔ	61,967	3,698,810
Germany — 0.5%
Siemens AG	19,775	5,338,816
Ireland — 6.8%
CRH PLC	73,922	8,863,248
Johnson Controls International PLCΔ	181,657	19,973,187
	Shares	Value
Medtronic PLC	270,235	$25,737,181
Seagate Technology Holdings PLC	34,256	8,086,471
TE Connectivity PLC	20,071	4,406,187
Willis Towers Watson PLC	18,113	6,257,136
		73,323,410
Jersey — 1.3%
Aptiv PLC*	163,145	14,066,362
Singapore — 0.7%
Flex, Ltd.*	128,800	7,466,536
Switzerland — 0.7%
Roche Holding AG	22,576	7,517,437
United Kingdom — 1.2%
Reckitt Benckiser Group PLC	28,136	2,166,529
Unilever PLC ADRΔ	174,128	10,322,308
		12,488,837
Total Foreign Common Stocks (Cost $102,828,869)		131,332,114
MUTUAL FUNDS — 0.9%
iShares Russell 1000 Value ETFΔ (Cost $8,823,334)	47,099	9,588,885
MONEY MARKET FUNDS — 5.2%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	4,017,806	4,017,806
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	52,245,675	52,245,675
Total Money Market Funds (Cost $56,263,481)		56,263,481
TOTAL INVESTMENTS — 100.1% (Cost $928,316,157)		1,079,079,359
Liabilities in Excess of Other Assets — (0.1)%		(1,216,544)
NET ASSETS — 100.0%		$1,077,862,815
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2025	91	$30,661,313	$347,302
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/25	U.S. Dollars	4,262,780	British Pounds	3,153,446	MLIB	$21,376
12/19/25	U.S. Dollars	4,262,054	British Pounds	3,153,446	CITI	20,649
12/19/25	U.S. Dollars	4,261,219	British Pounds	3,153,446	GSC	19,815
12/19/25	U.S. Dollars	3,928,313	Swiss Francs	3,081,447	JPM	19,446
12/19/25	U.S. Dollars	3,927,762	Swiss Francs	3,081,447	UBS	18,895

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/25	U.S. Dollars	2,229,273	Euro	1,879,913	CITI	$11,779
12/19/25	U.S. Dollars	2,229,089	Euro	1,879,913	UBS	11,596
12/19/25	U.S. Dollars	2,228,925	Euro	1,879,912	MSCS	11,431
12/19/25	U.S. Dollars	2,228,529	Euro	1,879,912	GSC	11,035
12/19/25	British Pounds	386,149	U.S. Dollars	515,535	MLIB	3,837
12/19/25	Swiss Francs	223,367	U.S. Dollars	282,454	MSCS	890
Subtotal Appreciation						$150,749
12/19/25	Swiss Francs	355,354	U.S. Dollars	451,151	MSCS	$(378)
Subtotal Depreciation						$(378)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$150,371
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.8%
Communication Services — 11.3%
Alphabet, Inc. Class A	41,138	$10,000,648
Alphabet, Inc. Class C	34,263	8,344,754
AST SpaceMobile, Inc.Δ*	1,977	97,031
DoubleVerify Holdings, Inc.*	1,156	13,849
GCI Liberty, Inc. Class C*	48	1,789
Iridium Communications, Inc.	587	10,249
Liberty Broadband Corporation*	244	15,504
Liberty Media Corporation-Liberty Formula One Class CΔ*	782	81,680
Live Nation Entertainment, Inc.Δ*	1,784	291,506
Meta Platforms, Inc. Class A	18,537	13,613,202
Netflix, Inc.*	4,915	5,892,692
Nexstar Media Group, Inc. Class A	154	30,452
Pinterest, Inc. Class A*	2,997	96,413
Reddit, Inc. Class A*	1,333	306,577
ROBLOX Corporation Class A*	7,072	979,613
Roku, Inc.*	116	11,615
Spotify Technology SA*	1,807	1,261,286
Take-Two Interactive Software, Inc.*	751	194,028
TKO Group Holdings, Inc.	294	59,376
Trade Desk, Inc. (The) Class AΔ*	4,724	231,523
Trump Media & Technology Group CorporationΔ*	623	10,230
		41,544,017
Consumer Discretionary — 12.6%
Airbnb, Inc. Class A*	4,922	597,629
Amazon.com, Inc.*	68,760	15,097,633
AutoZone, Inc.*	34	145,868
Booking Holdings, Inc.	365	1,970,734
Burlington Stores, Inc.*	690	175,605
Carnival Corporation*	3,588	103,729
Carvana Co.*	1,511	570,010
Cava Group, Inc.Δ*	991	59,866
Chewy, Inc. Class A*	2,038	82,437
Chipotle Mexican Grill, Inc.*	15,734	616,615
Choice Hotels International, Inc.Δ	175	18,709
Coupang, Inc.*	14,462	465,676
Darden Restaurants, Inc.	1,455	276,974
Deckers Outdoor Corporation*	1,557	157,833
Domino’s Pizza, Inc.Δ	143	61,735
DoorDash, Inc. Class A*	4,141	1,126,311
Duolingo, Inc.*	395	127,127
Dutch Bros., Inc. Class A*	1,215	63,593
Etsy, Inc.*	561	37,245
Expedia Group, Inc.	1,402	299,678
Floor & Decor Holdings, Inc. Class A*	163	12,013
Grand Canyon Education, Inc.*	7	1,537
H&R Block, Inc.	280	14,160
Hilton Worldwide Holdings, Inc.	2,899	752,117
Home Depot, Inc. (The)	9,050	3,666,969
Lululemon Athletica, Inc.*	603	107,292
Marriott International, Inc. Class A	2,226	579,739
McDonald’s Corporation	780	237,034
Murphy U.S.A., Inc.	164	63,675
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	4,499	$110,810
O’Reilly Automotive, Inc.*	9,183	990,019
Planet Fitness, Inc. Class A*	1,054	109,405
Pool CorporationΔ	22	6,822
Ross Stores, Inc.	578	88,081
Royal Caribbean Cruises, Ltd.	2,956	956,502
SharkNinja, Inc.Δ*	118	12,172
Somnigroup International, Inc.	2,545	214,620
Starbucks Corporation	1,986	168,016
Tapestry, Inc.	2,022	228,931
Tesla, Inc.*	31,941	14,204,802
Texas Roadhouse, Inc.	708	117,634
TJX Cos., Inc. (The)	6,604	954,542
Tractor Supply Co.	6,016	342,130
Travel + Leisure Co.	378	22,487
Ulta Beauty, Inc.*	91	49,754
Vail Resorts, Inc.Δ	371	55,490
Valvoline, Inc.Δ*	790	28,369
Viking Holdings, Ltd.*	2,274	141,352
Wendy's Co. (The)	1,581	14,482
Williams-Sonoma, Inc.	118	23,063
Wingstop, Inc.Δ	306	77,014
Wyndham Hotels & Resorts, Inc.	874	69,833
Yum! Brands, Inc.	1,421	215,992
		46,691,865
Consumer Staples — 2.5%
BJ's Wholesale Club Holdings, Inc.*	182	16,971
Casey’s General Stores, Inc.	60	33,919
Celsius Holdings, Inc.*	1,642	94,399
Coca-Cola Co. (The)	23,398	1,551,755
Colgate-Palmolive Co.	6,201	495,708
Costco Wholesale Corporation	5,177	4,791,987
Darling Ingredients, Inc.*	261	8,057
Freshpet, Inc.*	20	1,102
Hershey Co. (The)	229	42,834
Kimberly-Clark Corporation	1,929	239,852
Monster Beverage Corporation*	7,878	530,268
PepsiCo, Inc.	2,543	357,139
Sprouts Farmers Market, Inc.*	1,024	111,411
Sysco Corporation	3,676	302,682
Walmart, Inc.	5,776	595,275
		9,173,359
Energy — 0.2%
Cheniere Energy, Inc.	991	232,865
Phillips 66	83	11,290
Targa Resources Corporation	2,295	384,504
Texas Pacific Land CorporationΔ	193	180,192
Williams Cos., Inc. (The)	159	10,073
		818,924
Financials — 5.7%
Affirm Holdings, Inc.*	1,789	130,740
American Express Co.	1,935	642,730
Ameriprise Financial, Inc.	982	482,408
Apollo Global Management, Inc.	3,254	433,661

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ares Management Corporation Class A	2,287	$365,668
Arthur J. Gallagher & Co.	241	74,647
Bank of America Corporation	7,032	362,781
Bank of New York Mellon Corporation (The)	867	94,468
Blackstone, Inc.	8,525	1,456,496
Block, Inc.*	2,065	149,238
Blue Owl Capital, Inc.Δ	6,059	102,579
Brown & Brown, Inc.	372	34,890
Charles Schwab Corporation (The)	1,866	178,147
Citigroup, Inc.	4,134	419,601
Coinbase Global, Inc. Class A*	207	69,860
Corpay, Inc.*	722	207,979
Credit Acceptance CorporationΔ*	47	21,946
Equitable Holdings, Inc.	3,213	163,156
Everest Group, Ltd.	140	49,032
FactSet Research Systems, Inc.	58	16,616
Fiserv, Inc.*	1,694	218,407
Freedom Holding CorporationΔ*	155	26,680
Goldman Sachs Group, Inc. (The)	327	260,406
Hamilton Lane, Inc. Class AΔ	181	24,397
Houlihan Lokey, Inc.	168	34,494
Interactive Brokers Group, Inc. Class A	187	12,868
Jefferies Financial Group, Inc.	681	44,551
Kinsale Capital Group, Inc.Δ	225	95,684
KKR & Co., Inc.	1,996	259,380
Lazard, Inc.	231	12,192
LPL Financial Holdings, Inc.	939	312,396
Markel Corporation*	50	95,568
Marsh & McLennan Cos., Inc.	1,083	218,257
Mastercard, Inc. Class A	9,573	5,445,218
Moody’s Corporation	1,860	886,253
Morningstar, Inc.	119	27,609
MSCI, Inc.	466	264,413
Progressive Corporation (The)	484	119,524
RLI Corporation	450	29,349
Robinhood Markets, Inc. Class A*	1,103	157,928
Ryan Specialty Holdings, Inc.Δ	1,294	72,930
Shift4 Payments, Inc. Class AΔ*	588	45,511
SoFi Technologies, Inc.*	531	14,029
Toast, Inc. Class A*	4,669	170,465
TPG, Inc.	1,351	77,615
Tradeweb Markets, Inc. Class A	93	10,321
Visa, Inc. Class A	19,936	6,805,752
WEX, Inc.Δ*	64	10,082
		21,208,922
Health Care — 6.5%
Alnylam Pharmaceuticals, Inc.*	1,730	788,880
Amgen, Inc.	6,494	1,832,607
Apellis Pharmaceuticals, Inc.*	4,513	102,129
Boston Scientific Corporation*	3,899	380,659
Bristol-Myers Squibb Co.	7,536	339,874
Cardinal Health, Inc.	1,451	227,749
Cencora, Inc.	2,329	727,882
Chemed Corporation	12	5,373
Cigna Group (The)	339	97,717
	Shares	Value
Corcept Therapeutics, Inc.Δ*	1,390	$115,523
DaVita, Inc.*	463	61,519
Dexcom, Inc.*	4,644	312,495
Doximity, Inc. Class A*	1,611	117,845
Eli Lilly and Co.	9,371	7,150,073
Exact Sciences Corporation*	1,975	108,052
Exelixis, Inc.Δ*	6,496	268,285
Gilead Sciences, Inc.	6,787	753,357
Halozyme Therapeutics, Inc.*	3,613	264,977
HCA Healthcare, Inc.	511	217,788
IDEXX Laboratories, Inc.*	966	617,168
Incyte Corporation*	2,882	244,422
Insmed, Inc.*	2,919	420,365
Inspire Medical Systems, Inc.*	339	25,154
Insulet Corporation*	836	258,098
Intuitive Surgical, Inc.*	4,235	1,894,019
Ionis Pharmaceuticals, Inc.*	4,758	311,268
Masimo Corporation*	516	76,136
McKesson Corporation	1,371	1,059,152
Medpace Holdings, Inc.*	357	183,555
Molina Healthcare, Inc.*	325	62,192
Natera, Inc.*	2,238	360,251
Neurocrine Biosciences, Inc.*	2,751	386,185
Penumbra, Inc.*	438	110,954
Repligen Corporation*	268	35,824
ResMed, Inc.Δ	475	130,022
Sarepta Therapeutics, Inc.*	3,930	75,731
Sotera Health Co.*	2,972	46,750
Stryker Corporation	1,470	543,415
Summit Therapeutics, Inc.Δ*	2,081	42,994
Tempus AI, Inc.Δ*	914	73,769
Ultragenyx Pharmaceutical, Inc.*	5,967	179,487
Veeva Systems, Inc. Class A*	1,424	424,224
Vertex Pharmaceuticals, Inc.*	3,842	1,504,681
Viking Therapeutics, Inc.Δ*	1,830	48,092
Waters Corporation*	688	206,269
Zoetis, Inc.	5,175	757,206
		23,950,167
Industrials — 5.5%
3M Co.	1,208	187,457
AAON, Inc.Δ	535	49,990
Automatic Data Processing, Inc.	4,696	1,378,276
Avis Budget Group, Inc.Δ*	56	8,992
Axon Enterprise, Inc.*	859	616,453
Boeing Co. (The)*	1,216	262,449
Booz Allen Hamilton Holding Corporation	1,274	127,336
Broadridge Financial Solutions, Inc.	1,249	297,474
BWX Technologies, Inc.	165	30,421
Carlisle Cos., Inc.Δ	65	21,382
Carpenter Technology Corporation	51	12,523
Caterpillar, Inc.	732	349,274
Cintas Corporation	4,143	850,392
Comfort Systems U.S.A., Inc.	390	321,820
Copart, Inc.*	9,169	412,330
Core & Main, Inc. Class A*	863	46,455
Dayforce, Inc.*	175	12,056

	Shares	Value
EMCOR Group, Inc.	139	$90,286
Equifax, Inc.	196	50,280
ExlService Holdings, Inc.*	1,101	48,477
Fastenal Co.	10,527	516,244
Ferguson Enterprises, Inc.	93	20,886
FTAI Aviation, Ltd.	1,184	197,562
GE Vernova, Inc.	3,186	1,959,071
General Electric Co.	12,286	3,695,875
HEICO Corporation	472	152,371
HEICO Corporation Class A	929	236,050
Howmet Aerospace, Inc.	4,648	912,077
Illinois ToolWorks, Inc.	1,355	353,330
Karman Holdings, Inc.Δ*	527	38,049
KBR, Inc.	382	18,065
Lennox International, Inc.	315	166,748
Leonardo DRS, Inc.	234	10,624
Loar Holdings, Inc.Δ*	411	32,880
Lockheed Martin Corporation	749	373,908
Lyft, Inc. Class A*	967	21,284
MasTec, Inc.*	90	19,153
Old Dominion Freight Line, Inc.	14	1,971
Paychex, Inc.	1,253	158,830
Paycom Software, Inc.	250	52,035
Paylocity Holding Corporation*	345	54,948
Quanta Services, Inc.	1,301	539,160
RBC Bearings, Inc.*	26	10,148
Rocket Lab CorporationΔ*	4,735	226,854
Rockwell Automation, Inc.	92	32,157
Rollins, Inc.	3,312	194,547
Southwest Airlines Co.Δ	474	15,125
Tetra Tech, Inc.	627	20,929
TransDigm Group, Inc.	144	189,795
Uber Technologies, Inc.*	23,345	2,287,110
U-Haul Holding Co.	435	22,142
Union Pacific Corporation	569	134,495
Veralto Corporation	1,037	110,555
Verisk Analytics, Inc.	1,132	284,709
Vertiv Holdings Co. Class A	4,348	655,939
W.W. Grainger, Inc.	414	394,526
Waste Management, Inc.	4,642	1,025,093
WillScot Holdings Corporation	504	10,639
XPO Logistics, Inc.Δ*	184	23,786
		20,343,793
Information Technology — 51.4%
Adobe, Inc.*	4,958	1,748,935
Advanced Micro Devices, Inc.*	10,789	1,745,552
Amphenol Corporation Class A	14,131	1,748,711
Appfolio, Inc. Class A*	193	53,202
Apple, Inc.	158,729	40,417,165
Applied Materials, Inc.	2,547	521,473
AppLovin Corporation Class A*	2,745	1,972,392
Arista Networks, Inc.*	11,858	1,727,829
Astera Labs, Inc.*	1,473	288,413
Atlassian Corporation Class A*	1,841	294,008
Autodesk, Inc.*	2,503	795,128
Bentley Systems, Inc. Class B	1,625	83,655
Broadcom, Inc.	51,051	16,842,235
	Shares	Value
Cadence Design Systems, Inc.*	3,137	$1,101,903
CDW Corporation	133	21,184
Cloudflare, Inc. Class A*	3,542	760,078
Confluent, Inc. Class A*	3,093	61,241
Crowdstrike Holdings, Inc. Class A*	2,838	1,391,698
Datadog, Inc. Class A*	3,514	500,394
Dell Technologies, Inc. Class C	492	69,751
Docusign, Inc.*	1,447	104,314
Dropbox, Inc. Class A*	71	2,145
Dynatrace, Inc.*	2,798	135,563
Enphase Energy, Inc.*	1,386	49,051
Entegris, Inc.Δ	183	16,920
Fair Isaac Corporation*	226	338,216
Fortinet, Inc.*	7,289	612,859
Gartner, Inc.*	809	212,662
Gen Digital, Inc.	700	19,873
Gitlab, Inc. Class A*	1,253	56,485
Globant SA*	258	14,804
GoDaddy, Inc. Class A*	1,515	207,297
Guidewire Software, Inc.*	925	212,621
HubSpot, Inc.*	565	264,307
Intuit, Inc.	3,187	2,176,434
Jabil, Inc.	715	155,277
KLA Corporation	1,551	1,672,909
Kyndryl Holdings, Inc.*	239	7,177
Lam Research Corporation	14,865	1,990,424
Lattice Semiconductor CorporationΔ*	1,217	89,230
MACOM Technology Solutions Holdings, Inc.*	114	14,192
Manhattan Associates, Inc.*	580	118,888
Marvell Technology, Inc.	586	49,265
Microsoft Corporation	80,650	41,772,667
MongoDB, Inc.*	60	18,623
Monolithic Power Systems, Inc.	513	472,288
Motorola Solutions, Inc.	915	418,420
NetApp, Inc.	978	115,854
Nutanix, Inc. Class A*	631	46,940
NVIDIA Corporation	253,715	47,338,145
Okta, Inc.*	694	63,640
Onto Innovation, Inc.*	100	12,922
Oracle Corporation	19,251	5,414,151
Palantir Technologies, Inc. Class A*	25,291	4,613,584
Palo Alto Networks, Inc.*	7,659	1,559,526
Pegasystems, Inc.	65	3,738
Procore Technologies, Inc.*	981	71,535
PTC, Inc.*	51	10,354
Pure Storage, Inc. Class A*	2,974	249,251
QUALCOMM, Inc.	2,781	462,647
RingCentral, Inc. Class A*	475	13,462
Rubrik, Inc. Class A*	740	60,865
Salesforce, Inc.	1,314	311,418
Samsara, Inc. Class A*	2,707	100,836
SentinelOne, Inc. Class A*	1,653	29,109
ServiceNow, Inc.*	2,413	2,220,636
Snowflake, Inc.*	3,582	807,920
Strategy, Inc.*	140	45,109
Super Micro Computer, Inc.Δ*	2,477	118,747

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Synopsys, Inc.*	1,558	$768,702
Teradata Corporation*	688	14,799
Texas Instruments, Inc.	4,299	789,855
Twilio, Inc. Class A*	214	21,419
Tyler Technologies, Inc.*	368	192,523
Ubiquiti, Inc.	44	29,066
Unity Software, Inc.*	428	17,137
Workday, Inc. Class A*	2,452	590,270
Zscaler, Inc.*	1,068	320,037
		189,762,055
Materials — 0.3%
Eagle Materials, Inc.	241	56,163
Ecolab, Inc.	787	215,528
Sherwin-Williams Co. (The)	2,489	861,841
Steel Dynamics, Inc.	101	14,082
		1,147,614
Real Estate — 0.5%
American Tower Corporation REIT	5,537	1,064,876
CBRE Group, Inc. Class A*	384	60,503
CoStar Group, Inc.*	570	48,091
Jones Lang LaSalle, Inc.*	111	33,109
Lamar Advertising Co. Class A REIT	967	118,380
Public Storage REIT	297	85,789
Simon Property Group, Inc. REIT	1,248	234,212
Sun Communities, Inc. REIT	358	46,182
UDR, Inc. REIT	488	18,183
		1,709,325
Utilities — 0.3%
NRG Energy, Inc.	2,185	353,861
Vistra Corporation	3,925	768,986
		1,122,847
Total Common Stocks (Cost $215,492,832)		357,472,888
FOREIGN COMMON STOCKS — 0.9%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	38,285	612,943
XP, Inc. Class A	1,230	23,112
		636,055
Canada — 0.1%
Brookfield Asset Management, Ltd. Class A	2,146	122,193
RB Global, Inc.	520	56,347
Restaurant Brands International, Inc.	3,714	238,216
		416,756
Curacao — 0.0%
Schlumberger NV	551	18,938
Ireland — 0.5%
Aon PLC Class A	2,348	837,250
James Hardie Industries PLC ADR*	1,309	25,146
Trane Technologies PLC	2,548	1,075,154
		1,937,550
Jersey — 0.0%
Birkenstock Holding PLCΔ*	710	32,127
	Shares	Value
Netherlands — 0.0%
Elastic NV*	913	$77,139
Switzerland — 0.1%
On Holding AG Class A*	2,774	117,479
United Kingdom — 0.0%
Anglogold Ashanti PLCΔ	1,048	73,706
Total Foreign Common Stocks (Cost $3,006,992)		3,309,750
MUTUAL FUNDS — 0.1%
iShares Russell 1000 Growth ETF (Cost $398,109)	901	422,038
MONEY MARKET FUNDS — 1.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	331,495	331,495
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	5,843,943	5,843,943
Total Money Market Funds (Cost $6,175,438)		6,175,438
TOTAL INVESTMENTS — 99.5% (Cost $225,073,371)		367,380,114
Other Assets in Excess of Liabilities — 0.5%		1,889,630
NET ASSETS — 100.0%		$369,269,744

Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	12/2025	8	$3,984,280	$64,880
S&P 500® E-Mini	12/2025	3	1,010,813	3,387
S&P 500® Micro E-Mini	12/2025	24	808,650	10,639
Total Futures Contracts outstanding at September 30, 2025			$5,803,743	$78,906
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.7%
Communication Services — 14.7%
Alphabet, Inc. Class A	247,576	$60,185,725
Alphabet, Inc. Class C	102,725	25,018,674
Live Nation Entertainment, Inc.Δ*	64,913	10,606,784
Meta Platforms, Inc. Class A	160,502	117,869,459
Netflix, Inc.*	39,339	47,164,314
ROBLOX Corporation Class A*	68,404	9,475,322
Spotify Technology SA*	7,172	5,006,056
Walt Disney Co. (The)	101,818	11,658,161
		286,984,495
Consumer Discretionary — 12.0%
Amazon.com, Inc.*	423,166	92,914,559
AutoZone, Inc.*	459	1,969,220
Booking Holdings, Inc.	989	5,339,878
Carvana Co.*	20,219	7,627,416
Cava Group, Inc.Δ*	49,510	2,990,899
Chipotle Mexican Grill, Inc.*	224,619	8,802,819
D.R. Horton, Inc.	16,531	2,801,509
DoorDash, Inc. Class A*	45,748	12,442,999
McDonald’s Corporation	9,461	2,875,103
MercadoLibre, Inc.*	2,171	5,073,497
NIKE, Inc. Class B	48,991	3,416,142
O’Reilly Automotive, Inc.*	136,082	14,671,000
Starbucks CorporationΔ	67,564	5,715,914
Tesla, Inc.*	138,202	61,461,193
Yum China Holdings, Inc.	25,783	1,106,606
Yum! Brands, Inc.	27,725	4,214,200
		233,422,954
Consumer Staples — 2.6%
Coca-Cola Co. (The)	49,654	3,293,053
Costco Wholesale Corporation	15,735	14,564,788
Monster Beverage Corporation*	320,692	21,585,779
Walmart, Inc.	100,964	10,405,350
		49,848,970
Energy — 0.1%
Cheniere Energy, Inc.	6,755	1,587,290
Venture Global, Inc. Class A	65,952	935,859
		2,523,149
Financials — 7.1%
Arthur J. Gallagher & Co.	7,279	2,254,597
Berkshire Hathaway, Inc. Class B*	4,399	2,211,553
Blackstone, Inc.	13,805	2,358,584
Block, Inc.*	91,238	6,593,770
Carlyle Group, Inc. (The)	245,814	15,412,538
Charles Schwab Corporation (The)	36,763	3,509,764
FactSet Research Systems, Inc.	10,555	3,023,902
Goldman Sachs Group, Inc. (The)	9,922	7,901,385
Intercontinental Exchange, Inc.	25,344	4,269,957
KKR & Co., Inc.	5,561	722,652
Mastercard, Inc. Class A	77,490	44,077,087
PayPal Holdings, Inc.*	46,192	3,097,635
Robinhood Markets, Inc. Class A*	46,615	6,674,336
SEI Investments Co.	60,132	5,102,200
SoFi Technologies, Inc.Δ*	126,390	3,339,224
	Shares	Value
Visa, Inc. Class A	78,129	$26,671,678
		137,220,862
Health Care — 5.5%
Abbott Laboratories	35,536	4,759,692
Agilent Technologies, Inc.	104,502	13,412,832
Alnylam Pharmaceuticals, Inc.*	6,625	3,021,000
Dexcom, Inc.*	14,573	980,617
Eli Lilly and Co.	378	288,414
Gilead Sciences, Inc.	30,853	3,424,683
Hims & Hers Health, Inc.Δ*	41,813	2,371,634
Humana, Inc.	26,536	6,903,871
IDEXX Laboratories, Inc.*	22,201	14,183,997
Illumina, Inc.*	29,768	2,827,067
Insmed, Inc.*	49,799	7,171,554
Intuitive Surgical, Inc.*	12,810	5,729,016
McKesson Corporation	3,265	2,522,343
Natera, Inc.*	22,659	3,647,419
Regeneron Pharmaceuticals, Inc.	13,781	7,748,643
Thermo Fisher Scientific, Inc.	10,512	5,098,530
Ultragenyx Pharmaceutical, Inc.*	32,350	973,088
Veeva Systems, Inc. Class A*	36,874	10,985,133
Vertex Pharmaceuticals, Inc.*	28,929	11,329,754
		107,379,287
Industrials — 5.1%
3M Co.	48,401	7,510,867
Axon Enterprise, Inc.*	2,153	1,545,079
Boeing Co. (The)*	102,675	22,160,345
Copart, Inc.*	209,550	9,423,464
Deere & Co.	13,661	6,246,629
Expeditors International of Washington, Inc.	40,063	4,911,323
GE Vernova, Inc.	11,256	6,921,314
General Electric Co.	22,106	6,649,927
Quanta Services, Inc.	7,276	3,015,320
RTX Corporation	14,146	2,367,050
TransDigm Group, Inc.	1,250	1,647,525
TransUnionΔ	126,011	10,557,202
Uber Technologies, Inc.*	172,893	16,938,327
		99,894,372
Information Technology — 47.1%
Advanced Micro Devices, Inc.*	43,291	7,004,051
Amphenol Corporation Class A	30,306	3,750,368
Apple, Inc.	710,998	181,041,421
AppLovin Corporation Class A*	15,674	11,262,396
Arista Networks, Inc.*	21,377	3,114,843
Atlassian Corporation Class A*	8,988	1,435,384
Autodesk, Inc.*	40,405	12,835,456
Broadcom, Inc.	222,936	73,548,816
Cloudflare, Inc. Class A*	30,185	6,477,399
Crowdstrike Holdings, Inc. Class A*	5,857	2,872,156
Datadog, Inc. Class A*	12,966	1,846,358
International Business Machines Corporation	27,745	7,828,529
Intuit, Inc.	27,510	18,786,854
Lam Research Corporation	84,411	11,302,633
Microsoft Corporation	364,727	188,910,350

	Shares	Value
NVIDIA Corporation	1,311,263	$244,655,451
Oracle Corporation	223,076	62,737,894
Palantir Technologies, Inc. Class A*	42,625	7,775,652
Palo Alto Networks, Inc.*	14,205	2,892,422
QUALCOMM, Inc.	32,460	5,400,046
Salesforce, Inc.	64,924	15,386,988
Samsara, Inc. Class A*	82,309	3,066,010
ServiceNow, Inc.*	24,400	22,454,832
Snowflake, Inc.*	29,326	6,614,479
Twilio, Inc. Class A*	13,623	1,363,526
Tyler Technologies, Inc.*	20,294	10,617,009
Workday, Inc. Class A*	14,076	3,388,515
		918,369,838
Materials — 0.4%
Martin Marietta Materials, Inc.Δ	12,949	8,161,496
Utilities — 0.1%
Vistra Corporation	9,676	1,895,722
Total Common Stocks (Cost $1,198,029,101)		1,845,701,145
FOREIGN COMMON STOCKS — 3.5%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	238,118	3,812,269
Canada — 1.4%
Celestica, Inc.*	8,255	2,033,867
Shopify, Inc. Class A*	171,206	25,442,923
		27,476,790
China — 0.3%
Alibaba Group Holding, Ltd. ADRΔ	34,029	6,082,003
	Shares	Value
Ireland — 0.5%
Eaton Corporation PLC	797	$298,277
Linde PLC	16,937	8,045,075
Trane Technologies PLC	4,117	1,737,210
		10,080,562
Singapore — 0.5%
Sea, Ltd. ADR*	53,648	9,588,507
Switzerland — 0.2%
Roche Holding AG ADRΔ	91,148	3,810,898
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	29,344	8,195,486
Total Foreign Common Stocks (Cost $44,445,884)		69,046,515
MONEY MARKET FUNDS — 2.1%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	4,181,203	4,181,203
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	36,537,395	36,537,395
Total Money Market Funds (Cost $40,718,598)		40,718,598
TOTAL INVESTMENTS — 100.3% (Cost $1,283,193,583)		1,955,466,258
Liabilities in Excess of Other Assets — (0.3)%		(5,288,978)
NET ASSETS — 100.0%		$1,950,177,280
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.0%
Communication Services — 0.8%
AMC Networks, Inc. Class AΔ*	31,071	$256,025
AST SpaceMobile, Inc.Δ*	17,211	844,716
ATN International, Inc.	10,353	154,984
Bandwidth, Inc. Class A*	18,351	305,911
Clear Channel Outdoor Holdings, Inc.*	84,365	133,052
Entravision Communications Corporation Class A	165,442	385,480
Eventbrite, Inc. Class A*	93,554	235,756
Gray Media, Inc.Δ	16,900	97,682
IDT Corporation Class B	6,591	344,775
Magnite, Inc.*	22,760	495,713
Nextdoor Holdings, Inc.*	351,336	734,292
Playstudios, Inc.*	23,838	22,946
Playtika Holding Corporation	25,666	99,841
PubMatic, Inc. Class A*	69,528	575,692
Roku, Inc.*	9,088	909,981
Scholastic CorporationΔ	26,376	722,175
Skillz, Inc.Δ*	3,515	28,120
Spok Holdings, Inc.	15,351	264,805
Teads Holding Co.*	14,898	24,582
Thryv Holdings, Inc.*	16,595	200,136
Townsquare Media, Inc. Class A	12,634	84,901
Yelp, Inc.*	22,370	697,944
		7,619,509
Consumer Discretionary — 11.5%
1stdibs.com, Inc.*	7,255	18,790
Adtalem Global Education, Inc.*	11,691	1,805,675
A-Mark Precious Metals, Inc.	52,633	1,361,616
American Axle & Manufacturing Holdings, Inc.Δ*	203,180	1,221,112
American Outdoor Brands, Inc.Δ*	1,644	14,270
Bath & Body Works, Inc.	95,673	2,464,536
Bloomin' Brands, Inc.Δ	91,615	656,880
Boot Barn Holdings, Inc.*	21,454	3,555,357
Bright Horizons Family Solutions, Inc.*	17,100	1,856,547
Brinker International, Inc.*	10,737	1,360,163
Brunswick Corporation	26,407	1,669,979
Carvana Co.*	3,643	1,374,285
Champion Homes, Inc.Δ*	24,597	1,878,473
Chegg, Inc.*	74,478	112,462
Citi Trends, Inc.Δ*	11,430	354,673
Columbia Sportswear Co.Δ	4,220	220,706
Cooper-Standard Holdings, Inc.Δ*	12,176	449,660
Cricut, Inc. Class AΔ	93,962	591,021
Dana, Inc.	114,458	2,293,738
Dave & Buster's Entertainment, Inc.Δ*	30,716	557,803
Designer Brands, Inc. Class AΔ	78,483	277,830
Dillard's, Inc. Class AΔ	370	227,358
Dutch Bros., Inc. Class A*	12,457	651,999
Ethan Allen Interiors, Inc.Δ	40,324	1,187,945
Flexsteel Industries, Inc.	3,477	161,159
Gentherm, Inc.*	28,974	986,854
	Shares	Value
G-III Apparel Group, Ltd.*	28,753	$765,117
GoPro, Inc. Class AΔ*	131,775	279,363
Grand Canyon Education, Inc.*	6,199	1,360,804
Haverty Furniture Cos., Inc.Δ	16,819	368,841
Helen of Troy, Ltd.*	24,084	606,917
Installed Building Products, Inc.Δ	5,530	1,364,030
iRobot CorporationΔ*	53,900	193,501
Johnson Outdoors, Inc. Class AΔ	10,004	404,062
KB Home	50,573	3,218,466
KinderCare Learning Cos., Inc.*	88,021	584,459
Kontoor Brands, Inc.	29,232	2,331,837
Lands' End, Inc.Δ*	23,436	330,448
La-Z-Boy, Inc.Δ	40,883	1,403,105
Lear Corporation	6,171	620,864
Leslie's, Inc.*	5,575	30,662
Life Time Group Holdings, Inc.*	84,520	2,332,752
M/I Homes, Inc.*	9,915	1,432,123
Malibu Boats, Inc. Class AΔ*	22,751	738,270
MarineMax, Inc.Δ*	44,618	1,130,174
McGraw Hill, Inc.Δ*	60,642	761,057
Meritage Homes Corporation	24,696	1,788,731
Modine Manufacturing Co.Δ*	30,436	4,326,782
Movado Group, Inc.	28,556	541,707
National Vision Holdings, Inc.Δ*	62,111	1,813,020
Ollie's Bargain Outlet Holdings, Inc.*	25,232	3,239,789
OneWater Marine, Inc. Class AΔ*	37,817	599,021
Papa John's International, Inc.Δ	14,319	689,460
Patrick Industries, Inc.Δ	5,801	599,997
Phinia, Inc.	3,973	228,368
Planet Fitness, Inc. Class A*	16,474	1,710,001
Polaris, Inc.Δ	2,242	130,327
Pursuit Attractions and Hospitality, Inc.*	71,600	2,590,488
Shoe Carnival, Inc.Δ	9,812	203,991
Sleep Number CorporationΔ*	49,379	346,641
Sonic Automotive, Inc. Class A	35,653	2,712,837
Sonos, Inc.*	70,068	1,107,074
Steven Madden, Ltd.Δ	39,557	1,324,368
Stitch Fix, Inc. Class AΔ*	182,018	791,778
Stoneridge, Inc.*	15,742	119,954
Strattec Security CorporationΔ*	7,459	507,660
Stride, Inc.*	11,675	1,738,874
Superior Group of Cos., Inc.Δ	6,215	66,625
Taylor Morrison Home Corporation Class A*	82,453	5,442,723
Thor Industries, Inc.Δ	7,178	744,287
Torrid Holdings, Inc.*	66,207	115,862
Traeger, Inc.*	26,764	32,652
Travel + Leisure Co.	13,461	800,795
Tri Pointe Homes, Inc.*	78,806	2,677,040
Urban Outfitters, Inc.*	38,881	2,777,270
Valvoline, Inc.Δ*	75,500	2,711,205
Visteon CorporationΔ	28,175	3,377,055
Warby Parker, Inc. Class A*	138,361	3,815,996
Wingstop, Inc.Δ	600	151,008
Winmark Corporation	5,415	2,695,425
Wyndham Hotels & Resorts, Inc.Δ	33,000	2,636,700

	Shares	Value
YETI Holdings, Inc.*	24,018	$796,917
Zumiez, Inc.*	34,047	667,662
		104,187,833
Consumer Staples — 2.3%
Andersons, Inc. (The)	53,791	2,141,420
Beauty Health Co. (The)Δ*	15,030	29,910
BJ's Wholesale Club Holdings, Inc.*	38,300	3,571,475
Calavo Growers, Inc.Δ	25,440	654,826
Chefs' Warehouse, Inc. (The)Δ*	71,053	4,144,521
Edgewell Personal Care Co.Δ	74,961	1,526,206
Guardian Pharmacy Services, Inc. Class AΔ*	72,000	1,888,560
Herbalife, Ltd.Δ*	68,586	578,866
J&J Snack Foods CorporationΔ	14,232	1,367,553
Medifast, Inc.Δ*	23,029	314,806
Nature's Sunshine Products, Inc.Δ*	13,462	208,930
Pilgrim’s Pride Corporation	14,284	581,644
Reynolds Consumer Products, Inc.Δ	17,639	431,626
Smithfield Foods, Inc.	23,860	560,233
Spectrum Brands Holdings, Inc.	38,269	2,010,271
USANA Health Sciences, Inc.Δ*	19,573	539,236
		20,550,083
Energy — 4.4%
BKV Corporation*	2,669	61,734
Cactus, Inc. Class A	22,500	888,075
Centrus Energy Corporation Class AΔ*	3,291	1,020,440
Chord Energy Corporation	19,043	1,892,303
Crescent Energy Co. Class AΔ	247,576	2,208,378
DMC Global, Inc.Δ*	20,650	174,492
Excelerate Energy, Inc. Class A	118,781	2,992,093
Flowco Holdings, Inc. Class AΔ	52,483	779,373
Forum Energy Technologies, Inc.Δ*	18,014	481,154
Granite Ridge Resources, Inc.Δ	87,644	474,154
Green Plains, Inc.*	90,272	793,491
Gulfport Energy Corporation*	8,245	1,492,180
Infinity Natural Resources, Inc. Class AΔ*	106,376	1,394,589
International Seaways, Inc.Δ	24,840	1,144,627
Liberty Energy, Inc.	181,423	2,238,760
Magnolia Oil & Gas Corporation Class AΔ	196,846	4,698,714
Matador Resources Co.Δ	35,200	1,581,536
Northern Oil & Gas, Inc.Δ	112,138	2,781,022
Oil States International, Inc.*	49,333	298,958
Par Pacific Holdings, Inc.*	27,300	966,966
Patterson-UTI Energy, Inc.	270,912	1,403,324
Permian Resources Corporation	124,307	1,591,130
Ranger Energy Services, Inc. Class A	31,646	444,310
RPC, Inc.Δ	62,550	297,738
SM Energy Co.	85,823	2,143,000
Solaris Energy Infrastructure, Inc.Δ	15,079	602,708
Uranium Energy CorporationΔ*	258,043	3,442,294
World Fuel Services CorporationΔ	71,443	1,853,946
		40,141,489
	Shares	Value
Financials — 17.9%
1st Source Corporation	846	$52,080
AG Mortgage Investment Trust, Inc. REITΔ	14,855	107,550
Ally Financial, Inc.	17,778	696,898
Amerant Bancorp, Inc.	9,098	175,318
American Coastal Insurance Corporation	5,337	60,788
Ameris Bancorp	26,592	1,949,460
AMERISAFE, Inc.	2,490	109,162
Angel Oak Mortgage REIT, Inc.Δ	14,414	135,059
Arrow Financial Corporation	5,964	168,781
Associated Banc-Corp	116,797	3,002,851
Atlantic Union Bankshares CorporationΔ	44,697	1,577,357
Axis Capital Holdings, Ltd.	36,561	3,502,544
Axos Financial, Inc.*	15,707	1,329,598
Baldwin Insurance Group, Inc. (The)Δ*	59,387	1,675,307
BancFirst CorporationΔ	1,924	243,290
BankUnited, Inc.	70,883	2,704,895
BayCom Corporation	1,534	44,103
BCB Bancorp, Inc.	6,178	53,625
Beacon Financial Corporation	11,156	264,509
BOK Financial Corporation	1,833	204,270
Bowhead Specialty Holdings, Inc.*	5,140	138,986
Bread Financial Holdings, Inc.Δ	46,763	2,607,973
Business First Bancshares, Inc.	12,107	285,846
Byline Bancorp, Inc.	19,938	552,881
Capital City Bank Group, Inc.	3,625	151,489
Central Pacific Financial Corporation	14,479	439,293
City Holding Co.Δ	11,061	1,370,126
Civista Bancshares, Inc.	7,904	160,530
CNO Financial Group, Inc.	105,622	4,177,350
Colony Bankcorp, Inc.Δ	3,517	59,824
Columbia Banking System, Inc.	137,680	3,543,883
Community Trust Bancorp, Inc.	8,401	470,036
Compass Diversified Holdings	172,622	1,142,758
Customers Bancorp, Inc.*	10,305	673,638
CVB Financial CorporationΔ	23,609	446,446
Dave, Inc.Δ*	3,946	786,635
Donegal Group, Inc. Class A	22,578	437,787
Employers Holdings, Inc.	28,306	1,202,439
Enterprise Financial Services Corporation	37,485	2,173,380
Equity Bancshares, Inc. Class AΔ	1,096	44,607
Essent Group, Ltd.	41,960	2,666,978
Euronet Worldwide, Inc.Δ*	34,169	3,000,380
EVERTEC, Inc.	91,626	3,095,126
FB Financial CorporationΔ	26,516	1,478,002
First BanCorpΔ	30,063	1,590,032
First BanCorp (New York Exchange)	176,231	3,885,894
First Bank/Hamilton NJ	2,290	37,304
First Business Financial Services, Inc.	980	50,235
First Commonwealth Financial Corporation	1,764	30,076

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
First Financial Bancorp	75,889	$1,916,197
First Financial Corporation	6,720	379,277
First Internet Bancorp	7,467	167,485
First Interstate BancSystem, Inc. Class A	60,055	1,913,953
First Merchants Corporation	4,549	171,497
Flushing Financial Corporation	23,198	320,364
FNB Corporation	109,645	1,766,381
FS Bancorp, Inc.Δ	2,565	102,395
Genworth Financial, Inc.*	171,310	1,524,659
Globe Life, Inc.	5,415	774,183
Goosehead Insurance, Inc. Class A	6,326	470,781
Granite Point Mortgage Trust, Inc. REIT	9,629	28,887
Great Southern Bancorp, Inc.Δ	2,202	134,872
Green Dot Corporation Class A*	59,028	792,746
Greenlight Capital Re, Ltd. Class AΔ*	2,824	35,865
Hamilton Lane, Inc. Class AΔ	32,375	4,363,826
Hanmi Financial Corporation	30,054	742,033
HBT Financial, Inc.	4,766	120,103
HCI Group, Inc.	7,965	1,528,722
Heritage Commerce Corporation	88,206	875,886
Heritage Insurance Holdings, Inc.*	42,308	1,065,315
Hilltop Holdings, Inc.	58,271	1,947,417
Hippo Holdings, Inc.Δ*	6,241	225,675
Home Bancorp, Inc.	2,313	125,654
Home BancShares, Inc.	90,786	2,569,244
HomeTrust Bancshares, Inc.	4,403	180,259
Horace Mann Educators Corporation	10,435	471,349
Independent Bank CorporationΔ	32,390	2,240,416
Independent Bank Corporation (NASDAQ Exchange)	12,899	399,547
International Bancshares Corporation	29,158	2,004,612
Investar Holding Corporation	2,795	64,872
James River Group Holdings, Ltd.	34,934	193,884
Kearny Financial Corporation	55,881	367,138
LendingClub Corporation*	56,739	861,865
LendingTree, Inc.*	1,245	80,589
Live Oak Bancshares, Inc.	16,709	588,491
Marqeta, Inc. Class A*	176,931	934,196
Merchants Bancorp	18,970	603,246
Mercury General Corporation	17,855	1,513,747
Midland States Bancorp, Inc.	16,752	287,129
MVB Financial Corporation	1,251	31,350
National Bank Holdings Corporation Class A	13,224	510,975
Navient CorporationΔ	69,986	920,316
NB Bancorp, Inc.Δ	6,399	112,942
Neptune Insurance Holdings, Inc. Class A*	7,971	159,420
Nexpoint Real Estate Finance, Inc. REITΔ	300	4,254
Nicolet Bankshares, Inc.	2,643	355,483
NMI Holdings, Inc.*	53,391	2,047,011
Northeast Community Bancorp, Inc.	4,853	99,826
Northfield Bancorp, Inc.	47,631	562,046
Northrim BanCorp, Inc.	11,861	256,909
OFG Bancorp	33,569	1,459,916
	Shares	Value
Old National BancorpΔ	326,790	$7,173,040
Old Second Bancorp, Inc.	17,409	300,915
OP BancorpΔ	8,745	121,730
Orange County Bancorp, Inc.	1,600	40,336
Origin Bancorp, Inc.	2,364	81,605
Pathward Financial, Inc.	5,319	393,659
Paymentus Holdings, Inc. Class A*	104,630	3,201,678
PCB Bancorp	2,934	61,614
Peapack-Gladstone Financial Corporation	9,733	268,631
Perella Weinberg PartnersΔ	29,453	627,938
Piper Sandler Cos.	8,521	2,956,702
PJT Partners, Inc. Class A	15,155	2,693,498
Popular, Inc.	9,773	1,241,269
PRA Group, Inc.*	50,131	774,023
Primis Financial Corporation	3,417	35,913
PROG Holdings, Inc.	53,573	1,733,622
Prosperity Bancshares, Inc.	9,478	628,865
RBB Bancorp	6,953	130,438
Red River Bancshares, Inc.	649	42,068
Regional Management CorporationΔ	6,281	244,708
Reinsurance Group of America, Inc.	4,493	863,240
Renasant CorporationΔ	57,778	2,131,430
Repay Holdings CorporationΔ*	127,758	668,174
Republic Bancorp, Inc. Class A	2,685	193,991
Safety Insurance Group, Inc.	50,350	3,559,241
Selective Insurance Group, Inc.	26,297	2,131,898
Selectquote, Inc.Δ*	32,860	64,406
Sierra Bancorp	3,621	104,683
Skyward Specialty Insurance Group, Inc.*	15,889	755,681
Slide Insurance Holdings, Inc.Δ*	42,503	670,910
SmartFinancial, Inc.	772	27,584
South Plains Financial, Inc.	5,301	204,884
Southern First Bancshares, Inc.*	997	43,988
SouthState Bank Corporation	58,526	5,786,466
StoneX Group, Inc.Δ*	18,606	1,877,718
Texas Capital Bancshares, Inc.*	19,746	1,669,129
Third Coast Bancshares, Inc.Δ*	10,437	396,293
Tompkins Financial Corporation	5,050	334,360
Towne Bank	11,032	381,376
UMB Financial Corporation	24,552	2,905,729
United Bankshares, Inc.	49,451	1,840,072
United Community Banks, Inc.	60,684	1,902,443
United Fire Group, Inc.	7,617	231,709
Unity Bancorp, Inc.	5,013	244,985
Universal Insurance Holdings, Inc.	26,006	683,958
Valley National Bancorp	163,244	1,730,386
Victory Capital Holdings, Inc. Class AΔ	63,500	4,112,260
WaFd, Inc.	13,248	401,282
Webster Financial Corporation	48,530	2,884,623
WesBanco, Inc.	62,220	1,986,685
Westamerica BanCorp	16,542	826,935
WSFS Financial Corporation	39,925	2,153,155
		162,654,510

	Shares	Value
Health Care — 12.2%
10X Genomics, Inc. Class AΔ*	150,229	$1,756,177
Accuray, Inc.Δ*	35,981	60,088
Addus HomeCare Corporation*	35,000	4,129,650
Agios Pharmaceuticals, Inc.*	52,151	2,093,341
Aldeyra Therapeutics, Inc.Δ*	28,858	150,639
Alector, Inc.Δ*	42,700	126,392
Amicus Therapeutics, Inc.*	177,503	1,398,724
Anika Therapeutics, Inc.*	11,764	110,582
Apogee Therapeutics, Inc.Δ*	25,807	1,025,312
Arcturus Therapeutics Holdings, Inc.Δ*	9,673	178,273
Arcus Biosciences, Inc.*	27,806	378,162
Ardelyx, Inc.*	289,409	1,594,644
Arrowhead Pharmaceuticals, Inc.*	32,914	1,135,204
Artivion, Inc.*	65,962	2,792,831
Arvinas, Inc.*	12,410	105,733
Atea Pharmaceuticals, Inc.Δ*	19,043	55,225
AtriCure, Inc.*	62,798	2,213,629
Aveanna Healthcare Holdings, Inc.Δ*	6,177	54,790
Axsome Therapeutics, Inc.*	27,024	3,282,065
BioAge Labs, Inc.Δ*	16,638	97,831
Biote Corporation Class AΔ*	13,523	40,569
Bridgebio Pharma, Inc.Δ*	83,697	4,347,222
Caribou Biosciences, Inc.Δ*	62,961	146,699
Ceribell, Inc.Δ*	69,800	802,002
CG oncology, Inc.Δ*	43,010	1,732,443
Codexis, Inc.Δ*	61,399	149,814
Corcept Therapeutics, Inc.Δ*	7,633	634,379
Crinetics Pharmaceuticals, Inc.Δ*	65,646	2,734,156
CryoPort, Inc.*	38,276	362,856
Cytek Biosciences, Inc.Δ*	73,786	256,037
DENTSPLY SIRONA, Inc.	38,319	486,268
Disc Medicine, Inc.Δ*	15,800	1,044,064
Dyne Therapeutics, Inc.*	43,292	547,644
Edgewise Therapeutics, Inc.*	28,003	454,209
Editas Medicine, Inc.Δ*	96,131	333,575
Embecta CorporationΔ	96,664	1,363,929
Emergent BioSolutions, Inc.Δ*	10,016	88,341
Enanta Pharmaceuticals, Inc.*	11,364	136,027
Enovis CorporationΔ*	91,254	2,768,646
Entrada Therapeutics, Inc.*	31,778	184,312
Envista Holdings Corporation*	32,328	658,521
Evolent Health, Inc. Class AΔ*	103,473	875,382
Fate Therapeutics, Inc.*	128,625	162,067
Foghorn Therapeutics, Inc.Δ*	6,195	30,294
GeneDx Holdings Corporation*	6,693	721,104
Glaukos Corporation*	14,909	1,215,829
Guardant Health, Inc.*	34,232	2,138,815
Halozyme Therapeutics, Inc.*	28,202	2,068,335
HealthEquity, Inc.*	14,537	1,377,671
HealthStream, Inc.	11,861	334,955
Hims & Hers Health, Inc.Δ*	6,643	376,791
Hinge Health, Inc. Class AΔ*	8,343	409,474
Inhibrx Biosciences, Inc.*	3,836	129,196
Inogen, Inc.*	31,960	261,113
Insmed, Inc.*	11,396	1,641,138
iRhythm Technologies, Inc.Δ*	10,784	1,854,740
	Shares	Value
Ironwood Pharmaceuticals, Inc.Δ*	174,258	$228,278
Keros Therapeutics, Inc.*	49,550	783,881
Kodiak Sciences, Inc.Δ*	5,374	87,972
Krystal Biotech, Inc.Δ*	10,200	1,800,606
Kura Oncology, Inc.*	158,236	1,400,389
Kymera Therapeutics, Inc.Δ*	20,432	1,156,451
Kyverna Therapeutics, Inc.Δ*	6,887	41,322
Lantheus Holdings, Inc.Δ*	24,529	1,258,092
LifeStance Health Group, Inc.*	77,706	427,383
Ligand Pharmaceuticals, Inc.Δ*	28,805	5,102,518
MacroGenics, Inc.Δ*	52,306	87,874
Madrigal Pharmaceuticals, Inc.Δ*	2,806	1,287,000
Merit Medical Systems, Inc.*	27,486	2,287,660
Mirum Pharmaceuticals, Inc.*	25,200	1,847,412
Myriad Genetics, Inc.*	149,722	1,082,490
Natera, Inc.*	8,807	1,417,663
NeoGenomics, Inc.*	124,317	959,727
Neumora Therapeutics, Inc.Δ*	73,403	133,593
Nuvalent, Inc. Class AΔ*	5,239	453,069
Omnicell, Inc.*	34,957	1,064,441
OraSure Technologies, Inc.*	118,554	380,558
Orthofix Medical, Inc.Δ*	12,025	176,046
Pacira BioSciences, Inc.Δ*	56,653	1,459,948
Pediatrix Medical Group, Inc.Δ*	15,095	252,841
PMV Pharmaceuticals, Inc.*	3,900	5,587
Prestige Consumer Healthcare, Inc.*	34,387	2,145,749
Protagonist Therapeutics, Inc.Δ*	17,134	1,138,212
PTC Therapeutics, Inc.*	17,011	1,043,965
Repligen Corporation*	11,200	1,497,104
Rhythm Pharmaceuticals, Inc.*	19,606	1,980,010
Scholar Rock Holding CorporationΔ*	30,723	1,144,125
Septerna, Inc.Δ*	49,083	923,251
Shoulder Innovations, Inc.Δ*	33,425	419,484
SIGA Technologies, Inc.	22,612	206,900
Soleno Therapeutics, Inc.Δ*	32,100	2,169,960
Spyre Therapeutics, Inc.Δ*	19,913	333,742
Supernus Pharmaceuticals, Inc.*	82,977	3,965,471
Tarsus Pharmaceuticals, Inc.*	36,856	2,190,352
TransMedics Group, Inc.Δ*	28,146	3,157,981
Travere Therapeutics, Inc.*	140,962	3,368,992
Tyra Biosciences, Inc.Δ*	33,455	468,035
Ultragenyx Pharmaceutical, Inc.*	12,322	370,646
Vanda Pharmaceuticals, Inc.Δ*	19,512	97,365
Varex Imaging Corporation*	62,080	769,792
Vericel Corporation*	71,300	2,243,811
Zentalis Pharmaceuticals, Inc.Δ*	46,804	70,674
		110,496,331
Industrials — 19.3%
ABM Industries, Inc.	42,911	1,979,055
ACV Auctions, Inc. Class A*	198,500	1,967,135
AeroVironment, Inc.Δ*	6,778	2,134,324
Alamo Group, Inc.Δ	6,617	1,263,185
Allegiant Travel Co.Δ*	30,599	1,859,501
Alta Equipment Group, Inc.	3,956	28,641
American Superconductor CorporationΔ*	12,173	722,954
Applied Industrial Technologies, Inc.	13,194	3,444,294

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ArcBest Corporation	43,992	$3,073,721
Arcosa, Inc.	23,070	2,161,890
Astec Industries, Inc.	9,404	452,615
Atkore, Inc.	30,402	1,907,422
Axon Enterprise, Inc.*	2,328	1,670,666
Bloom Energy Corporation Class AΔ*	36,272	3,067,523
Blue Bird Corporation*	13,733	790,334
BlueLinx Holdings, Inc.*	8,414	614,895
Boise Cascade Co.	22,321	1,725,860
Brink's Co. (The)	22,516	2,631,220
Carpenter Technology Corporation	3,614	887,382
Casella Waste Systems, Inc. Class A*	75,422	7,156,039
Chart Industries, Inc.*	9,200	1,841,380
Columbus McKinnon Corporation	14,700	210,798
Conduent, Inc.*	201,868	565,230
Construction Partners, Inc. Class A*	59,372	7,540,244
Covenant Logistics Group, Inc.	15,937	345,195
Crane Co.	8,354	1,538,306
Curtiss-Wright Corporation	4,408	2,393,280
Deluxe Corporation	21,318	412,717
DNOW, Inc.*	65,765	1,002,916
DXP Enterprises, Inc.*	4,306	512,715
Dycom Industries, Inc.*	3,474	1,013,574
Ennis, Inc.Δ	26,403	482,647
Esab Corporation	35,600	3,977,944
ESCO Technologies, Inc.	17,843	3,766,836
Everus Construction Group, Inc.*	11,915	1,021,711
ExlService Holdings, Inc.*	44,357	1,953,039
Federal Signal Corporation	40,476	4,816,239
First Advantage CorporationΔ*	50,996	784,828
Flowserve Corporation	18,081	960,824
Fluence Energy, Inc.Δ*	24,963	269,600
Forrester Research, Inc.*	5,678	60,187
Franklin Covey Co.Δ*	18,191	353,087
FTAI Aviation, Ltd.	20,249	3,378,748
FTI Consulting, Inc.*	2,173	351,265
Graco, Inc.	5,132	436,015
Great Lakes Dredge & Dock Corporation*	7,076	84,841
Heartland Express, Inc.Δ	4,396	36,838
Heidrick & Struggles International, Inc.	14,778	735,501
Herc Holdings, Inc.	5,206	607,332
Hexcel Corporation	26,500	1,661,550
Hillman Solutions Corporation*	128,106	1,176,013
Hub Group, Inc. Class AΔ	67,215	2,314,885
Hudson Technologies, Inc.*	51,099	507,413
Huntington Ingalls Industries, Inc.	1,673	481,673
Hyster-Yale, Inc.Δ	3,052	112,497
IBEX Holdings, Ltd.*	4,869	197,292
ICF International, Inc.	13,524	1,255,027
IES Holdings, Inc.Δ*	1,937	770,248
Insteel Industries, Inc.	11,212	429,868
ITT, Inc.	17,000	3,038,920
JBT Marel CorporationΔ	35,818	5,030,638
JELD-WEN Holding, Inc.*	164,891	809,615
JetBlue Airways CorporationΔ*	306,140	1,506,209
	Shares	Value
Kadant, Inc.Δ	8,205	$2,441,644
Karman Holdings, Inc.Δ*	62,011	4,477,194
Kelly Services, Inc. Class A	35,139	461,024
Kennametal, Inc.	21,392	447,735
Kforce, Inc.	24,918	747,042
Korn Ferry	21,011	1,470,350
Kratos Defense & Security Solutions, Inc.Δ*	57,344	5,239,521
Landstar System, Inc.	5,373	658,515
Legence Corporation Class AΔ*	52,080	1,604,585
Loar Holdings, Inc.Δ*	29,000	2,320,000
Lyft, Inc. Class A*	32,721	720,189
Manitowoc Co., Inc. (The)Δ*	31,166	311,972
Marten Transport, Ltd.	30,410	324,171
MasTec, Inc.*	1,149	244,519
Matrix Service Co.*	23,661	309,486
Mayville Engineering Co., Inc.Δ*	18,238	250,955
Miller Industries, Inc.Δ	9,347	377,806
Mistras Group, Inc.*	11,694	115,069
Montrose Environmental Group, Inc.*	47,885	1,314,922
MYR Group, Inc.*	30,828	6,413,149
NEXTracker, Inc. Class A*	11,099	821,215
NPK International, Inc.*	81,921	926,527
NuScale Power CorporationΔ*	21,460	772,560
Orion Group Holdings, Inc.Δ*	58,813	489,324
Parsons CorporationΔ*	29,000	2,404,680
Planet Labs PBC*	229,738	2,981,999
Proficient Auto Logistics, Inc.Δ*	30,439	209,725
Radiant Logistics, Inc.*	12,393	73,119
RBC Bearings, Inc.*	6,000	2,341,740
Regal Beloit CorporationΔ	26,500	3,801,160
Resideo Technologies, Inc.*	12,505	539,966
Resources Connection, Inc.Δ	36,764	185,658
Rocket Lab CorporationΔ*	24,808	1,188,551
Saia, Inc.*	587	175,724
Science Applications International Corporation	7,051	700,658
SiteOne Landscape Supply, Inc.*	7,474	962,651
Skillsoft CorporationΔ*	2,328	30,311
SPX Technologies, Inc.*	12,430	2,321,675
Sterling Infrastructure, Inc.Δ*	7,876	2,675,320
Tetra Tech, Inc.	41,600	1,388,608
Thermon Group Holdings, Inc.*	811	21,670
Timken Co. (The)	43,473	3,268,300
Titan Machinery, Inc.Δ*	13,650	228,501
TriNet Group, Inc.	25,973	1,737,334
TrueBlue, Inc.*	32,694	200,414
Tutor Perini Corporation*	44,129	2,894,421
UniFirst Corporation	8,000	1,337,520
Vestis CorporationΔ	148,585	673,090
Wabash National Corporation	96,000	947,520
Werner Enterprises, Inc.Δ	60,608	1,595,203
WillScot Holdings Corporation	70,000	1,477,700
Worthington Enterprises, Inc.	25,490	1,414,440
Xometry, Inc. Class AΔ*	18,404	1,002,466

	Shares	Value
Zurn Water Solutions Corporation	53,580	$2,519,867
		174,843,806
Information Technology — 12.7%
Ambarella, Inc.*	9,203	759,432
Amkor Technology, Inc.	33,462	950,321
Amplitude, Inc. Class A*	171,300	1,836,336
Arteris, Inc.Δ*	42,988	434,179
ASGN, Inc.*	54,166	2,564,760
Astera Labs, Inc.*	11,939	2,337,656
Aviat Networks, Inc.*	21,864	501,342
Avnet, Inc.	14,623	764,491
Axcelis Technologies, Inc.*	20,095	1,962,076
Benchmark Electronics, Inc.	22,582	870,536
Box, Inc. Class A*	39,497	1,274,568
Braze, Inc. Class A*	75,500	2,147,220
Clearwater Analytics Holdings, Inc. Class A*	174,304	3,140,958
Coherent Corporation*	7,303	786,679
Commvault Systems, Inc.*	10,730	2,025,609
Core Scientific, Inc.Δ*	56,762	1,018,310
Credo Technology Group Holding, Ltd.*	55,107	8,024,130
CS Disco, Inc.*	11,957	77,242
Dropbox, Inc. Class A*	38,357	1,158,765
D-Wave Quantum, Inc.Δ*	63,357	1,565,552
ePlus, Inc.	21,843	1,551,071
Grid Dynamics Holdings, Inc.Δ*	23,173	178,664
Hut 8 CorporationΔ*	19,335	673,051
Impinj, Inc.Δ*	8,676	1,568,187
Ingram Micro Holding CorporationΔ	62,111	1,334,765
Inseego CorporationΔ*	2,940	44,012
Intapp, Inc.Δ*	45,292	1,852,443
InterDigital, Inc.Δ	5,876	2,028,572
IonQ, Inc.Δ*	14,744	906,756
Jabil, Inc.	2,901	630,010
Kulicke & Soffa Industries, Inc.	30,899	1,255,735
Lattice Semiconductor CorporationΔ*	41,000	3,006,120
Lumentum Holdings, Inc.Δ*	10,220	1,662,896
MACOM Technology Solutions Holdings, Inc.*	25,593	3,186,073
MARA Holdings, Inc.Δ*	32,186	587,716
Mirion Technologies, Inc.Δ*	132,153	3,073,879
N-able, Inc.*	66,885	521,703
NETGEAR, Inc.*	53,308	1,726,646
Netskope, Inc. Class A*	70,001	1,591,123
ON24, Inc.*	16,275	93,093
OneSpan, Inc.	45,874	728,938
Onestream, Inc.Δ*	78,500	1,446,755
Onto Innovation, Inc.*	17,600	2,274,272
OSI Systems, Inc.Δ*	3,559	887,045
Ouster, Inc.Δ*	13,327	360,495
PAR Technology CorporationΔ*	41,000	1,622,780
PC Connection, Inc.	14,369	890,734
Progress Software CorporationΔ*	34,855	1,531,180
Q2 Holdings, Inc.Δ*	66,842	4,838,692
Rackspace Technology, Inc.Δ*	83,747	118,083
Rapid7, Inc.*	2,951	55,331
	Shares	Value
Ribbon Communications, Inc.Δ*	66,410	$252,358
Rimini Street, Inc.*	29,441	137,784
Rogers Corporation*	9,823	790,359
Rubrik, Inc. Class A*	12,204	1,003,779
ScanSource, Inc.*	27,967	1,230,268
Semtech CorporationΔ*	82,256	5,877,191
ServiceTitan, Inc. Class AΔ*	26,000	2,621,580
Silicon Laboratories, Inc.*	18,399	2,412,661
SiTime CorporationΔ*	19,646	5,919,536
SmartRent, Inc.Δ*	181,310	255,647
SPS Commerce, Inc.*	15,775	1,642,809
Telos Corporation*	33,473	228,955
Terawulf, Inc.Δ*	79,325	905,892
TTM Technologies, Inc.*	14,091	811,642
Unisys CorporationΔ*	83,334	325,003
Varonis Systems, Inc.*	73,486	4,223,240
Verint Systems, Inc.*	78,739	1,594,465
Vertex, Inc. Class AΔ*	93,500	2,317,865
Via Transportation, Inc. Class AΔ*	1,291	62,071
Workiva, Inc.*	62,219	5,355,812
Xerox Holdings CorporationΔ	150,169	564,636
Xperi, Inc.Δ*	37,815	245,041
		115,205,576
Materials — 2.5%
American Vanguard Corporation*	25,528	146,531
Ashland, Inc.	19,520	935,203
Celanese Corporation	5,474	230,346
Clearwater Paper Corporation*	26,086	541,545
Commercial Metals Co.Δ	47,091	2,697,372
Core Molding Technologies, Inc.*	6,300	129,465
FMC CorporationΔ	3,009	101,193
Graphic Packaging Holding Co.Δ	177,493	3,473,538
Huntsman Corporation	11,758	105,587
Ingevity Corporation*	27,553	1,520,650
Kaiser Aluminum CorporationΔ	23,674	1,826,686
Koppers Holdings, Inc.	9,280	259,840
Kronos Worldwide, Inc.Δ	21,603	124,001
Louisiana-Pacific Corporation	7,685	682,735
Magnera CorporationΔ*	11,600	135,952
Minerals Technologies, Inc.	64,398	4,000,404
MP Materials CorporationΔ*	13,584	911,079
Olympic Steel, Inc.	14,459	440,277
Quaker Chemical CorporationΔ	9,504	1,252,152
Reliance, Inc.	900	252,747
Ryerson Holding CorporationΔ	21,290	486,689
Scotts Miracle-Gro Co. (The)	5,170	294,432
Stepan Co.	6,976	332,755
SunCoke Energy, Inc.	122,841	1,002,383
USA Rare Earth, Inc. Class AΔ*	26,674	458,526
Worthington Steel, Inc.Δ	26,329	800,138
		23,142,226
Real Estate — 4.0%
Alexander & Baldwin, Inc. REIT	15,622	284,164
Alpine Income Property Trust, Inc. REIT	15,394	218,133
American Healthcare REIT, Inc.	10,934	459,337

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
American Homes 4 Rent Class A REIT	13,928	$463,106
Americold Realty Trust REITΔ	150,920	1,847,261
Braemar Hotels & Resorts, Inc. REITΔ	25,799	70,431
Chatham Lodging Trust REIT	44,155	296,280
Community Healthcare Trust, Inc. REITΔ	23,058	352,787
DiamondRock Hospitality Co. REIT	160,753	1,279,594
Easterly Government Properties, Inc. REIT	25,624	587,558
EPR Properties REITΔ	16,284	944,635
Equity LifeStyle Properties, Inc. REIT	5,115	310,481
Essential Properties Realty Trust, Inc. REITΔ	53,649	1,596,594
Forestar Group, Inc.*	27,312	726,226
Four Corners Property Trust, Inc. REITΔ	62,992	1,537,005
Independence Realty Trust, Inc. REITΔ	117,444	1,924,907
InvenTrust Properties Corporation REIT	50,524	1,445,997
Kite Realty Group Trust REIT	104,548	2,331,420
LTC Properties, Inc. REIT	14,878	548,403
LXP Industrial Trust REIT	231,156	2,071,158
National Storage Affiliates Trust REIT	82,592	2,495,930
NexPoint Residential Trust, Inc. REITΔ	22,821	735,293
Orion Properties, Inc. REITΔ	35,532	95,936
Phillips Edison & Co., Inc. REIT	33,818	1,160,972
RE/MAX Holdings, Inc. Class A*	13,362	126,004
RLJ Lodging Trust REITΔ	114,390	823,608
RMR Group, Inc. (The) Class A	17,302	272,161
Ryman Hospitality Properties, Inc. REITΔ	21,719	1,945,805
SITE Centers Corporation REITΔ	133,732	1,204,925
Smartstop Self Storage REIT, Inc.Δ	7,642	287,645
Sunstone Hotel Investors, Inc. REIT	196,621	1,842,339
Terreno Realty Corporation REITΔ	56,533	3,208,248
UMH Properties, Inc. REIT	42,835	636,100
Whitestone REIT	39,828	489,088
Xenia Hotels & Resorts, Inc. REIT	109,270	1,499,184
		36,118,715
Utilities — 1.4%
American States Water Co.	11,780	863,710
Avista Corporation	44,341	1,676,533
Black Hills Corporation	34,274	2,110,936
California Water Service Group	13,650	626,399
Genie Energy, Ltd. Class BΔ	32,994	493,260
H2O America	5,373	261,665
Northwestern Energy Group, Inc.	37,420	2,193,186
Oklo, Inc.Δ*	4,037	450,650
Southwest Gas Holdings, Inc.	21,965	1,720,738
Spire, Inc.	24,515	1,998,463
		12,395,540
Total Common Stocks (Cost $738,928,349)		807,355,618
	Shares	Value
FOREIGN COMMON STOCKS — 7.1%
Bahamas — 0.2%
OneSpaWorld Holdings, Ltd.	73,328	$1,550,154
Belgium — 0.1%
Titan America SAΔ*	46,597	696,159
Bermuda — 0.2%
Bank of NT Butterfield & Son, Ltd. (The)	25,704	1,103,216
Hamilton Insurance Group, Ltd. Class B*	39,345	975,756
		2,078,972
Brazil — 0.4%
Embraer SA ADR	38,353	2,318,439
Pagseguro Digital, Ltd. Class A	125,589	1,255,890
		3,574,329
Canada — 1.5%
Cameco Corporation	15,530	1,302,346
Celestica, Inc.*	5,070	1,249,146
DIRTT Environmental Solutions*	117,135	67,353
Hammond Power Solutions, Inc.Δ	5,462	484,543
Hudbay Minerals, Inc.	49,693	753,346
IMAX CorporationΔ*	82,816	2,712,224
Pan American Silver CorporationΔ	48,985	1,897,189
Teekay Tankers, Ltd. Class A	30,127	1,522,920
Xenon Pharmaceuticals, Inc.*	85,534	3,434,190
		13,423,257
Cayman Islands — 0.1%
Accelerant Holdings Class AΔ*	38,852	578,506
China — 0.0%
Opera, Ltd. ADRΔ	10,662	220,064
Colombia — 0.3%
Tecnoglass, Inc.Δ	38,079	2,547,866
France — 0.1%
Abivax SA ADR*	10,880	923,712
Ireland — 0.5%
Alkermes PLC*	20,022	600,660
Dole PLC	47,550	639,072
James Hardie Industries PLC ADR*	64,270	1,234,627
NIQ Global Intelligence PLCΔ*	50,000	785,000
Prothena Corporation PLC*	51,381	501,478
Weatherford International PLC	17,025	1,165,021
		4,925,858
Israel — 1.0%
Camtek, Ltd.Δ*	5,571	585,233
Global-e Online, Ltd.*	48,700	1,741,512
JFrog, Ltd.*	102,000	4,827,660
Oddity Tech, Ltd. Class A*	31,909	1,987,931
		9,142,336
Italy — 0.3%
Stevanato Group SpAΔ	114,000	2,935,500
Jersey — 0.2%
WNS Holdings, Ltd.*	27,400	2,089,798

	Shares	Value
Monaco — 0.0%
Costamare, Inc.	8,993	$107,107
Netherlands — 0.4%
Merus NV*	13,900	1,308,685
Newamsterdam Pharma Co. NVΔ*	73,000	2,076,120
		3,384,805
Singapore — 0.1%
WaVe Life Sciences, Ltd.Δ*	77,833	569,737
Sweden — 0.2%
Loomis AB	22,324	954,040
SiriusPoint, Ltd.*	54,522	986,303
		1,940,343
Thailand — 0.4%
FabrinetΔ*	8,766	3,196,259
United Kingdom — 1.1%
Cushman & Wakefield PLC*	160,177	2,550,018
Ferroglobe PLCΔ	102,778	467,640
Fidelis Insurance Holdings, Ltd.Δ	101,355	1,839,593
Gates Industrial Corporation PLC*	92,965	2,307,391
Indivior PLC*	12,394	298,819
Luxfer Holdings PLC	8,543	118,748
Marex Group PLCΔ	26,568	893,216
Sensata Technologies Holding PLC	27,594	842,997
TechnipFMC PLC	22,853	901,551
		10,219,973
Total Foreign Common Stocks (Cost $53,581,429)		64,104,735
	Shares	Value
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP	52,784	$695,693
TXO Partners LPΔ	29,681	417,018
Total Master Limited Partnership (Cost $1,451,870)		1,112,711
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Contra Blueprint†††*	25,312	—
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 5.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	23,841,423	23,841,423
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	29,725,256	29,725,256
Total Money Market Funds (Cost $53,566,679)		53,566,679
TOTAL INVESTMENTS — 102.1% (Cost $847,528,327)		926,139,745
Liabilities in Excess of Other Assets — (2.1)%		(19,042,075)
NET ASSETS — 100.0%		$907,097,670
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	12/2025	108	$13,259,700	$41,179
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/19/25	U.S. Dollars	969,423	Swedish Kronor	9,029,835	MLIB	$5,366
12/19/25	U.S. Dollars	420,062	Canadian Dollars	578,584	CITI	2,724
12/19/25	Swedish Kronor	316,152	U.S. Dollars	33,637	MLIB	117
Subtotal Appreciation						$8,207
12/19/25	U.S. Dollars	47,239	Canadian Dollars	65,564	CITI	$(53)
Subtotal Depreciation						$(53)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$8,154
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK — 0.6%
Communication Services — 0.6%
Spotify Technology SA* (Cost $7,406,792)	14,022	$9,787,356
FOREIGN COMMON STOCKS — 93.0%
Australia — 6.1%
ANZ Group Holdings, Ltd.	314,264	6,900,780
APA Group	56,822	333,582
ASX, Ltd.	9,397	364,197
BHP Group, Ltd.	387,822	10,833,894
BlueScope Steel, Ltd.	21,263	319,389
Brambles, Ltd.	67,348	1,105,023
CAR Group, Ltd.	113,339	2,756,493
Cochlear, Ltd.	7,986	1,471,707
Coles Group, Ltd.	137,380	2,114,667
Commonwealth Bank of Australia	128,232	14,161,121
Computershare, Ltd.	31,223	750,159
CSL, Ltd.	55,664	7,322,392
Fortescue, Ltd.	97,382	1,206,023
Goodman Group REIT	146,925	3,184,015
Insurance Australia Group, Ltd.	115,449	625,588
Macquarie Group, Ltd.	21,263	3,086,326
Medibank Pvt., Ltd.	179,765	572,695
National Australia Bank, Ltd.	219,242	6,395,680
Northern Star Resources, Ltd.	45,766	714,651
Origin Energy, Ltd.	81,077	669,088
Qantas Airways, Ltd.	66,392	479,735
QBE Insurance Group, Ltd.	75,406	1,026,145
REA Group, Ltd.	4,130	631,552
Rio Tinto, Ltd.	19,717	1,590,434
Santos, Ltd.	155,840	692,064
Scentre Group REIT	265,947	717,359
SGH, Ltd.	9,000	297,089
Sonic Healthcare, Ltd.	65,006	920,737
South32, Ltd.	212,814	385,772
Stockland REIT	135,879	549,524
Suncorp Group, Ltd.	58,007	777,740
Telstra Corporation, Ltd.	341,734	1,089,490
Transurban Group	515,872	4,706,742
Vicinity Centres REIT	221,430	368,906
Wesfarmers, Ltd.	122,996	7,482,256
Westpac Banking Corporation	194,992	5,023,940
WiseTech Global, Ltd.	8,455	505,468
Woodside Energy Group, Ltd.	112,500	1,698,859
Woolworths Group, Ltd.	99,504	1,756,054
		95,587,336
Austria — 0.2%
Erste Group Bank AG	29,419	2,891,963
OMV AG	10,806	577,341
Verbund AG	5,255	382,737
		3,852,041
Belgium — 0.7%
Ageas SA/NV	20,480	1,420,418
D'ieteren Group	2,641	495,710
Groupe Bruxelles Lambert NV	10,725	961,487
KBC Group NV	21,628	2,591,877
	Shares	Value
Lotus Bakeries NV	78	$735,984
Sofina SA	865	255,759
Syensqo SA	9,910	804,575
UCB SA	12,770	3,564,554
		10,830,364
Denmark — 1.6%
AP Moeller - Maersk A/S Class AΔ	649	1,273,068
AP Moeller - Maersk A/S Class BΔ	810	1,592,279
Coloplast A/S Class BΔ	32,701	2,818,503
Danske Bank A/S	57,273	2,446,392
Demant A/SΔ*	27,922	972,021
DSV A/S	17,383	3,472,614
Genmab A/S*	15,830	4,884,319
Novonesis Novozymes B	43,669	2,687,566
Orsted A/S 144AΔ*	30,730	534,536
Pandora A/S	15,325	2,003,704
ROCKWOOL A/S Class B	20,730	772,843
Tryg A/S	23,880	606,294
Vestas Wind Systems A/SΔ	97,117	1,847,479
		25,911,618
Finland — 1.0%
Elisa OYJ	7,229	379,438
Fortum OYJ	22,487	426,818
Kesko OYJ Class B	12,949	275,579
Kone OYJ Class B	19,989	1,363,433
Neste OYJΔ	21,037	386,529
Nokia OYJ	358,262	1,722,810
Nordea Bank Abp	334,779	5,511,729
Orion OYJ Class B	17,254	1,324,649
Sampo OYJ Class A	175,570	2,018,520
Stora Enso OYJ, R Shares	34,560	380,330
UPM-Kymmene OYJ	72,893	1,996,294
		15,786,129
France — 9.4%
Accor SA	16,778	797,130
Aeroports de Paris SA	2,268	300,464
Air Liquide SA	52,196	10,875,384
Alstom SA*	16,417	429,574
Arkema SA	2,715	172,153
AXA SA	172,306	8,262,937
BNP Paribas SA	86,911	7,949,124
Bollore SE	40,000	226,845
Bouygues SA	11,283	508,905
Bureau Veritas SA	15,449	484,563
Capgemini SE	16,330	2,382,178
Carrefour SA	98,085	1,486,455
Cie de Saint-Gobain SA	46,241	5,010,285
Cie Generale des Etablissements Michelin SCA	56,663	2,040,646
Credit Agricole SA	94,532	1,862,855
Danone SA	65,297	5,689,541
Dassault Systemes SE	41,281	1,388,735
Edenred SE	19,978	475,770
Eiffage SA	6,925	887,216
Engie SA	156,227	3,358,339

	Shares	Value
EssilorLuxottica SA	33,407	$10,882,459
Gecina SA REIT	2,894	290,730
Getlink SE	29,669	547,080
Hermes International SCA	2,318	5,700,055
Ipsen SA	33,962	4,560,291
Kering SA	5,668	1,899,332
Klepierre REITΔ	14,221	555,187
L’Oreal SA	22,503	9,777,265
Legrand SA	16,102	2,675,526
Orange SA	132,848	2,154,924
Publicis Groupe SA	13,734	1,321,668
Renault SA	16,883	694,202
Rexel SA	12,000	395,079
Safran SA	34,165	12,124,103
Sartorius Stedim Biotech	3,225	657,233
Schneider Electric SE	46,343	13,044,264
Societe Generale SA	58,734	3,910,294
Sodexo SA	8,568	540,591
Teleperformance SEΔ	3,388	253,061
Thales SA	6,325	1,999,423
TotalEnergies SE	158,051	9,626,672
Unibail-Rodamco-Westfield REIT*	6,602	695,287
Veolia Environnement SA	38,312	1,306,516
Vinci SA	50,394	7,003,354
		147,203,695
Germany — 9.1%
adidas AG	11,209	2,374,979
Allianz SE	28,506	11,993,235
Aumovio SE*	248	10,226
BASF SE	73,716	3,683,165
Bayerische Motoren Werke AG	59,384	5,985,158
Beiersdorf AG	11,389	1,191,700
Brenntag SE	7,869	471,531
Commerzbank AG	79,702	3,017,679
Continental AG	4,960	328,134
Covestro AG*	8,920	610,548
Daimler Truck Holding AG	27,061	1,119,014
Delivery Hero SE 144A*	7,927	227,619
Deutsche Bank AG	154,927	5,486,863
Deutsche Boerse AG	19,154	5,129,272
Deutsche Lufthansa AG	49,931	423,774
Deutsche Post AG	60,860	2,719,672
Deutsche Telekom AG	249,528	8,501,287
E.ON SE	245,743	4,628,684
Evonik Industries AG	13,302	231,310
Fresenius Medical Care AG	25,717	1,358,824
Fresenius SE & Co. KGaA	57,197	3,196,484
GEA Group AG	7,555	558,557
Hannover Rueck SE	3,483	1,051,026
HeidelbergCement AG	9,249	2,090,697
Infineon Technologies AG	97,044	3,807,053
LEG Immobilien SE	1,506	120,025
Mercedes-Benz Group AG	67,967	4,283,960
MTU Aero Engines AG	2,932	1,352,642
Muenchener Rueckversicherungs-Gesellschaft AG	12,326	7,869,834
	Shares	Value
Nemetschek SE	785	$102,444
Rheinmetall AG	3,384	7,915,756
RWE AG	53,871	2,396,113
SAP SE	78,214	20,943,148
Siemens AG	61,317	16,554,244
Siemens Energy AG*	55,866	6,568,676
Siemens Healthineers AG 144A	25,788	1,396,838
Symrise AG	6,729	585,223
Vonovia SE	55,737	1,741,881
Zalando SE 144A*	10,454	320,815
		142,348,090
Hong Kong — 1.7%
AIA Group, Ltd.	822,600	7,883,770
BOC Hong Kong Holdings, Ltd.	214,500	1,004,884
CK Asset Holdings, Ltd.	161,057	780,016
CLP Holdings, Ltd.	156,000	1,290,792
Futu Holdings, Ltd. ADR	2,522	438,601
Hang Seng Bank, Ltd.	34,300	521,940
Henderson Land Development Co., Ltd.	71,275	251,063
HKT Trust & HKT, Ltd.	289,000	427,292
Hong Kong & China Gas Co., Ltd.	562,138	487,819
Hong Kong Exchanges and Clearing, Ltd.	127,197	7,221,045
Hongkong Land Holdings, Ltd.	52,200	330,426
Jardine Matheson Holdings, Ltd.	13,200	833,015
Link REIT	167,091	858,512
MTR Corporation, Ltd.Δ	183,463	621,313
Power Assets Holdings, Ltd.	86,500	547,513
Sino Land Co., Ltd.	356,447	450,665
SITC International Holdings Co., Ltd.	59,000	227,146
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	109,500	1,309,790
Swire Pacific, Ltd. Class AΔ	22,500	190,682
Techtronic Industries Co., Ltd.	71,500	914,001
WH Group, Ltd. 144A	585,591	634,166
Wharf Real Estate Investment Co., Ltd.	115,000	339,573
		27,564,024
Ireland — 0.5%
Bank of Ireland Group PLC	80,800	1,337,832
DCC PLC	5,616	361,513
James Hardie Industries PLC CDI*	37,315	692,544
Kerry Group PLC Class A	15,874	1,433,068
Kingspan Group PLC	13,457	1,125,152
Ryanair Holdings PLC	90,853	2,654,944
		7,605,053
Israel — 0.8%
Azrieli Group, Ltd.	1,239	122,907
Bank Hapoalim BM	76,213	1,549,196
Bank Leumi Le-Israel BM	172,431	3,397,338
Check Point Software Technologies, Ltd.*	11,172	2,311,599
CyberArk Software, Ltd.*	4,881	2,358,255
Elbit Systems, Ltd.	1,618	823,148
ICL Group, Ltd.	5,905	36,872

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Israel Discount Bank, Ltd. Class A	52,953	$523,162
Mizrahi Tefahot Bank, Ltd.	11,154	732,883
Nice, Ltd.*	3,728	540,053
Wix.com, Ltd.*	2,346	416,720
		12,812,133
Italy — 2.7%
Banca Monte dei Paschi di Siena SpA	54,087	481,277
Enel SpA	710,480	6,732,893
Eni SpAΔ	220,136	3,851,522
FinecoBank Banca Fineco SpA	27,715	601,517
Generali	104,358	4,101,271
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	309,274
Intesa Sanpaolo SpA	1,280,817	8,477,954
Moncler SpA	42,849	2,521,807
Nexi SpA 144AΔ	24,702	139,944
Poste Italiane SpA 144A	25,999	618,024
Prysmian SpA	26,108	2,598,307
Recordati Industria Chimica e Farmaceutica SpA	16,364	998,777
Snam SpA	116,668	700,502
Terna - Rete Elettrica Nazionale	90,920	922,701
UniCredit SpA	115,651	8,800,476
		41,856,246
Japan — 21.1%
Advantest Corporation	72,600	7,183,245
Aeon Co., Ltd.Δ	158,400	1,922,700
AGC, Inc.	9,300	303,295
Aisin Corporation	10,800	186,518
Ajinomoto Co., Inc.	97,600	2,798,115
Asahi Kasei Corporation	49,000	385,127
Bandai Namco Holdings, Inc.Δ	35,400	1,177,811
Bridgestone CorporationΔ	41,300	1,908,810
Canon, Inc.Δ	66,900	1,952,349
Capcom Co., Ltd.Δ	35,200	955,716
Central Japan Railway Co.	36,500	1,046,442
Chugai Pharmaceutical Co., Ltd.Δ	93,800	4,158,577
Dai Nippon Printing Co., Ltd.	23,000	391,109
Daifuku Co., Ltd.Δ	14,100	451,256
Dai-ichi Life Holdings, Inc.	198,400	1,560,648
Daiichi Sankyo Co., Ltd.	197,500	4,443,792
Daikin Industries, Ltd.	19,900	2,293,716
Daito Trust Construction Co., Ltd.	17,500	383,972
Daiwa House Industry Co., Ltd.Δ	127,200	4,568,392
Denso CorporationΔ	118,000	1,698,219
Disco Corporation	7,700	2,414,262
East Japan Railway Co.Δ	51,900	1,269,414
Eisai Co., Ltd.Δ	27,700	935,784
ENEOS Holdings, Inc.Δ	106,250	672,903
FANUC Corporation	55,000	1,580,532
Fast Retailing Co., Ltd.Δ	19,000	5,770,525
Fuji Electric Co., Ltd.	5,000	335,169
FUJIFILM Holdings Corporation	64,500	1,604,005
Fujitsu, Ltd.	132,800	3,115,267
Hankyu Hanshin Holdings, Inc.Δ	14,100	415,796
Hikari Tsushin, Inc.Δ	1,200	334,283
Hitachi, Ltd.	385,000	10,199,831
	Shares	Value
Honda Motor Co., Ltd.Δ	451,800	$4,662,273
Hoya Corporation	41,700	5,765,874
Inpex Corporation	52,800	950,700
Isuzu Motors, Ltd.Δ	25,100	316,345
ITOCHU CorporationΔ	91,300	5,194,824
Japan Exchange Group, Inc.	51,600	576,216
Japan Post Bank Co., Ltd.Δ	120,000	1,469,390
Japan Post Holdings Co., Ltd.Δ	105,100	1,043,149
JFE Holdings, Inc.Δ	24,900	305,551
Kansai Electric Power Co., Inc. (The)Δ	36,900	527,812
Kao Corporation	54,100	2,357,735
KDDI Corporation	280,000	4,465,588
Keyence Corporation	15,200	5,662,926
Kobe Bussan Co., Ltd.Δ	8,600	237,020
Komatsu, Ltd.	54,200	1,888,177
Konami Holdings CorporationΔ	5,500	793,441
Kubota CorporationΔ	52,500	659,631
Kyocera CorporationΔ	75,600	1,015,587
Kyowa Kirin Co., Ltd.	87,100	1,361,588
Lasertec CorporationΔ	4,200	574,581
LY Corporation	129,000	414,091
M3, Inc.Δ	36,000	582,779
Marubeni Corporation	83,500	2,083,510
MatsukiyoCocokara & Co.	27,000	548,453
MEIJI Holdings Co., Ltd.Δ	16,000	331,766
MINEBEA MITSUMI, Inc.	14,700	276,225
Mitsubishi Chemical Group CorporationΔ	63,200	363,030
Mitsubishi Corporation	291,900	6,958,723
Mitsubishi Electric Corporation	183,700	4,718,103
Mitsubishi Estate Co., Ltd.	66,800	1,535,321
Mitsubishi Heavy Industries, Ltd.	273,200	7,149,400
Mitsubishi UFJ Financial Group, Inc.	890,700	14,368,219
Mitsui & Co., Ltd.	163,200	4,052,454
Mitsui Fudosan Co., Ltd.	157,200	1,711,296
Mitsui OSK Lines, Ltd.Δ	11,300	343,062
Mizuho Financial Group, Inc.	182,590	6,137,923
MonotaRO Co., Ltd.Δ	11,900	172,773
MS&AD Insurance Group Holdings, Inc.Δ	72,600	1,644,095
Murata Manufacturing Co., Ltd.Δ	100,800	1,913,593
NEC Corporation	118,000	3,777,072
Nexon Co., Ltd.Δ	24,400	535,473
Nidec CorporationΔ	45,600	810,534
Nintendo Co., Ltd.	96,000	8,305,848
Nippon Building Fund, Inc. REIT	345	325,439
Nippon Paint Holdings Co., Ltd.Δ	41,100	280,399
Nippon Sanso Holdings CorporationΔ	8,800	311,658
Nippon Steel CorporationΔ	227,000	934,954
Nippon Yusen KK	25,500	870,191
Nissan Motor Co., Ltd.*	112,800	274,327
Nissin Foods Holdings Co., Ltd.Δ	23,100	435,103
Nitori Holdings Co., Ltd.Δ	20,000	386,707
Nitto Denko CorporationΔ	35,500	841,518
Nomura Holdings, Inc.	229,400	1,681,198
Nomura Research Institute, Ltd.Δ	18,157	697,084
NTT, Inc.	1,725,000	1,803,179

	Shares	Value
Obic Co., Ltd.	18,000	$627,361
Olympus CorporationΔ	139,900	1,768,758
Oracle Corporation	700	71,472
Oriental Land Co., Ltd.Δ	82,400	1,983,622
ORIX Corporation	102,600	2,692,839
Osaka Gas Co., Ltd.Δ	15,000	434,455
Otsuka Corporation	13,800	288,064
Otsuka Holdings Co., Ltd.Δ	61,000	3,253,176
Pan Pacific International Holdings Corporation	94,000	618,891
Panasonic Holdings Corporation	133,300	1,446,851
Recruit Holdings Co., Ltd.	117,000	6,290,373
Renesas Electronics Corporation	94,400	1,086,090
Resona Holdings, Inc.	156,600	1,596,897
SBI Holdings, Inc.	9,400	409,252
SCREEN Holdings Co., Ltd.Δ	4,000	362,449
Secom Co., Ltd.Δ	25,000	917,185
Sekisui House, Ltd.	33,600	764,151
Seven & i Holdings Co., Ltd.Δ	215,100	2,886,302
SG Holdings Co., Ltd.Δ	13,100	135,315
Shimadzu CorporationΔ	12,300	310,175
Shimano, Inc.Δ	3,600	402,331
Shin-Etsu Chemical Co., Ltd.	154,800	5,068,699
Shionogi & Co., Ltd.Δ	231,600	4,080,760
Shiseido Co., Ltd.Δ	35,800	611,119
SMC CorporationΔ	3,300	1,020,004
SoftBank CorporationΔ	2,711,800	3,988,514
SoftBank Group Corporation	97,600	12,315,222
Sompo Holdings, Inc.Δ	67,800	2,096,075
Sony Financial Group, Inc.*	521,000	577,773
Sony Group Corporation	521,000	14,977,032
Subaru Corporation	32,200	656,214
Sumitomo Corporation	197,800	5,722,946
Sumitomo Electric Industries, Ltd.	65,100	1,852,359
Sumitomo Metal Mining Co., Ltd.Δ	10,900	350,925
Sumitomo Mitsui Financial Group, Inc.Δ	299,600	8,428,609
Sumitomo Mitsui Trust Group, Inc.	112,900	3,276,811
Sumitomo Realty & Development Co., Ltd.	9,600	423,450
Suntory Beverage & Food, Ltd.	26,700	834,480
Suzuki Motor CorporationΔ	84,600	1,231,682
Sysmex CorporationΔ	43,500	537,763
T&D Holdings, Inc.Δ	22,500	549,984
Taisei CorporationΔ	13,300	913,940
Takeda Pharmaceutical Co., Ltd.Δ	208,236	6,115,973
TDK Corporation	112,900	1,634,883
Terumo Corporation	190,200	3,137,638
TIS, Inc.Δ	14,800	488,180
Tokio Marine Holdings, Inc.	150,500	6,369,635
Tokyo Electron, Ltd.	35,500	6,292,977
Tokyo Gas Co., Ltd.	23,400	832,073
Tokyu CorporationΔ	27,000	329,276
TOPPAN Holdings, Inc.	15,000	384,331
Toyota Industries CorporationΔ	12,300	1,383,362
Toyota Motor Corporation	838,480	16,104,238
Toyota Tsusho Corporation	30,000	830,470
Trend Micro, Inc.Δ	8,500	465,229
	Shares	Value
Unicharm CorporationΔ	78,900	$511,862
West Japan Railway Co.Δ	18,600	407,860
Yakult Honsha Co., Ltd.Δ	23,000	375,056
Yamaha Motor Co., Ltd.Δ	42,900	321,204
Yokogawa Electric Corporation	22,800	654,328
ZOZO, Inc.Δ	17,100	157,126
		330,477,559
Jersey — 0.5%
Experian PLC	81,013	4,069,054
Glencore PLC*	868,456	3,999,785
WPP PLC	45,700	227,802
		8,296,641
Luxembourg — 0.1%
ArcelorMittal SA	34,529	1,245,665
Eurofins Scientific SE	12,824	935,208
		2,180,873
Netherlands — 6.4%
Adyen NV 144A*	2,167	3,486,874
Aegon, Ltd.Δ	118,218	953,074
AerCap Holdings NV	9,818	1,187,978
Airbus SE	53,921	12,591,956
Akzo Nobel NV	10,566	754,071
Argenx SE*	8,029	5,932,224
ASM International NV	2,646	1,595,934
ASML Holding NV	31,091	30,319,544
Euronext NV 144A	4,841	724,753
EXOR NV	6,301	616,715
Ferrari NV	10,866	5,266,978
Ferrovial SE	41,873	2,405,196
IMCD NV	2,480	257,046
ING Groep NV	275,643	7,226,190
JDE Peet's NV	20,956	768,826
Koninklijke Ahold Delhaize NV	89,313	3,614,006
Koninklijke KPN NV	184,467	885,357
Koninklijke Philips NV	94,563	2,590,465
NN Group NV	16,401	1,156,558
Prosus NV*	109,409	7,736,864
QIAGEN NV	24,055	1,072,938
Stellantis NV	165,970	1,540,461
STMicroelectronics NV	37,246	1,052,755
Tenaris SA	20,000	358,362
Universal Music Group NVΔ	109,973	3,177,941
Wolters Kluwer NV	18,771	2,562,240
		99,835,306
New Zealand — 0.1%
Auckland International Airport, Ltd.	82,606	377,593
Fisher & Paykel Healthcare Corporation, Ltd.	50,139	1,076,973
Xero, Ltd.*	7,519	784,571
		2,239,137
Norway — 0.6%
Aker BP ASA	14,477	367,417
DNB Bank ASA	92,517	2,521,643
Equinor ASA	113,781	2,774,677

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Gjensidige Forsikring ASA	8,027	$235,887
Kongsberg Gruppen ASA	14,775	472,170
Mowi ASA	33,947	718,170
Norsk Hydro ASA	67,659	460,021
Orkla ASA	106,700	1,115,530
Salmar ASA	6,863	366,988
Telenor ASA	21,933	363,945
Yara International ASA	10,434	382,448
		9,778,896
Portugal — 0.2%
EDP SA	454,225	2,155,737
Galp Energia SGPS SA	27,004	511,719
Jeronimo Martins SGPS SA	19,382	471,859
		3,139,315
Singapore — 1.6%
CapitaLand Ascendas REIT	157,957	341,818
CapitaLand Integrated Commercial Trust REIT	455,174	808,364
Capitaland Investment, Ltd.Δ	174,460	364,352
DBS Group Holdings, Ltd.	143,506	5,691,133
Grab Holdings, Ltd. Class A*	55,000	331,100
Keppel, Ltd.	84,500	584,888
Oversea-Chinese Banking Corporation, Ltd.	265,140	3,380,433
Sea, Ltd. ADR*	28,281	5,054,663
Singapore Airlines, Ltd.	190,850	964,825
Singapore Exchange, Ltd.	108,000	1,386,438
Singapore Telecommunications, Ltd.	754,500	2,412,188
United Overseas Bank, Ltd.	116,959	3,140,987
Wilmar International, Ltd.	258,000	570,567
		25,031,756
Spain — 3.2%
Acciona SA	827	166,176
ACS Actividades de Construccion y Servicios SA	10,883	872,361
Aena SME SA 144A	39,300	1,074,435
Amadeus IT Group SA	50,674	4,028,064
Banco Bilbao Vizcaya Argentaria SAΔ	426,478	8,218,076
Banco Santander SA	1,246,523	13,081,411
CaixaBank SAΔ	262,455	2,772,028
Cellnex Telecom SA 144AΔ*	28,971	1,003,481
EDP Renovaveis SAΔ	19,340	255,608
Endesa SA	13,556	433,059
Grifols SAΔ	31,106	452,876
Iberdrola SAΔ	490,706	9,288,739
Industria de Diseno Textil SA	97,714	5,407,868
Redeia Corporation SA	23,715	457,882
Repsol SA	52,755	938,101
Telefonica SAΔ	320,126	1,647,433
		50,097,598
Sweden — 2.8%
Alfa Laval AB	14,717	672,056
Assa Abloy AB, B Shares	75,283	2,620,442
Atlas Copco AB, A Shares	262,207	4,446,502
Atlas Copco AB, B Shares	218,000	3,280,346
Boliden AB*	12,271	500,882
	Shares	Value
Epiroc AB, A SharesΔ	46,862	$992,072
EQT AB	12,795	443,749
Essity AB, B Shares	59,852	1,564,479
Fastighets AB Balder, B Shares*	28,806	206,410
H & M Hennes & Mauritz AB, B SharesΔ	42,435	793,267
Hexagon AB, B Shares	134,111	1,600,367
Industrivarden AB, A Shares	12,534	497,945
Industrivarden AB, C Shares	18,571	737,149
Investment AB Latour, B Shares	9,171	217,760
Investor AB, B Shares	188,911	5,913,734
L E Lundbergforetagen AB, B Shares	5,888	305,941
Nibe Industrier AB, B SharesΔ	74,413	294,115
Sagax AB, B Shares	11,741	245,287
Sandvik AB	81,379	2,273,354
Securitas AB, B Shares	23,710	357,383
Skandinaviska Enskilda Banken AB, A Shares	129,780	2,544,668
Skanska AB, B Shares	13,311	345,499
SKF AB, B Shares	17,959	446,662
Svenska Cellulosa AB SCA, B SharesΔ	49,432	654,307
Svenska Handelsbanken AB, A Shares	80,926	1,055,893
Swedbank AB, A Shares	61,659	1,861,220
Swedish Orphan Biovitrum AB*	26,881	821,705
Tele2 AB, B Shares	37,286	636,047
Telefonaktiebolaget LM Ericsson, B SharesΔ	286,228	2,371,687
Telia Co. AB	126,527	482,697
Volvo AB, B SharesΔ	150,875	4,338,804
		43,522,429
Switzerland — 9.1%
ABB, Ltd.	132,321	9,575,188
Alcon AG	56,754	4,268,744
Amrize, Ltd.*	44,626	2,182,025
Barry Callebaut AGΔ	404	556,394
Chocoladefabriken Lindt & Spruengli AG	331	5,060,558
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	1,203,766
Cie Financiere Richemont SA	40,877	7,847,011
Coca-Cola HBC AG CDI*	53,299	2,514,573
DSM-Firmenich AG	10,715	914,186
EMS-Chemie Holding AG	227	161,277
Geberit AG	3,229	2,438,546
Givaudan SA	796	3,246,918
Holcim, Ltd.*	44,626	3,807,694
Julius Baer Group, Ltd.	11,052	769,578
Kuehne + Nagel International AG	1,928	360,801
Logitech International SA	9,124	1,003,626
Lonza Group AG	11,846	7,920,690
Nestle SA	210,778	19,356,849
Partners Group Holding AG	3,003	3,929,157
Roche Holding AG	64,691	21,541,040
Roche Holding AG (Swiss Exchange)	12,102	4,187,171
Sandoz Group AG	64,284	3,834,071
SGS SA	15,138	1,573,139
SIG Group AG*	6,984	72,429

	Shares	Value
Sika AG	16,441	$3,691,970
Straumann Holding AGΔ	13,370	1,433,339
Swiss Life Holding AG	2,532	2,733,576
Swiss Re AG	27,099	5,033,015
UBS Group AG	286,904	11,795,643
VAT Group AG 144A	1,112	443,874
Zurich Insurance Group AG	12,183	8,708,206
		142,165,054
United Kingdom — 13.5%
3i Group PLC	96,813	5,336,621
Admiral Group PLC	28,048	1,265,896
Anglo American PLC	85,589	3,227,333
Antofagasta PLC	23,560	876,195
Ashtead Group PLC	30,479	2,043,964
Associated British Foods PLC	48,376	1,336,693
Auto Trader Group PLC 144A	54,162	575,379
Aviva PLC	268,579	2,484,570
BAE Systems PLC	272,243	7,578,274
Barclays PLC	1,098,843	5,653,905
Barratt Redrow PLC	90,118	474,126
BP PLC	1,349,495	7,748,332
BT Group PLC	603,308	1,552,129
Bunzl PLC	26,142	826,276
Centrica PLC	350,000	785,957
CK Hutchison Holdings, Ltd.	212,500	1,396,121
CK Infrastructure Holdings, Ltd.	35,000	229,630
Coca-Cola Europacific Partners PLC	46,506	4,204,607
Compass Group PLC	173,434	5,911,630
Haleon PLC	931,639	4,192,545
Halma PLC	38,546	1,794,346
Hikma Pharmaceuticals PLC	171,485	3,936,615
HSBC Holdings PLC	1,466,177	20,692,332
Informa PLC	137,112	1,698,310
InterContinental Hotels Group PLC	22,571	2,729,069
Intertek Group PLC	16,272	1,035,777
J Sainsbury PLC	118,172	531,328
JD Sports Fashion PLC	259,615	334,215
Kingfisher PLC	252,818	1,053,181
Land Securities Group PLC REIT	93,472	733,131
Legal & General Group PLC	432,169	1,388,090
Lloyds Banking Group PLC	6,085,048	6,885,749
London Stock Exchange Group PLC	45,951	5,269,804
M&G PLC	174,268	594,308
Mondi PLC	44,958	621,863
National Grid PLC	510,129	7,329,876
NatWest Group PLC	721,433	5,095,736
Next PLC	15,694	2,616,251
Pearson PLC	41,042	583,661
Phoenix Group Holdings PLC	52,209	453,020
Prudential PLC	209,227	2,929,120
Reckitt Benckiser Group PLC	86,635	6,671,070
RELX PLC	157,773	7,538,211
Rentokil Initial PLC	164,319	832,399
Rio Tinto PLC	108,199	7,130,579
Rolls-Royce Holdings PLC	802,696	12,902,746
	Shares	Value
Sage Group PLC (The)	115,730	$1,716,797
Schroders PLC	111,805	567,359
Segro PLC REIT	82,405	728,134
Severn Trent PLC	25,238	879,963
Shell PLC	490,445	17,479,969
Smith & Nephew PLC	86,838	1,575,011
Smiths Group PLC	48,466	1,536,622
Spirax Group PLC	6,430	592,100
SSE PLC	93,689	2,197,542
Standard Chartered PLC	147,424	2,861,141
Tesco PLC	610,319	3,658,063
Unilever PLC	213,223	12,603,324
United Utilities Group PLC	72,451	1,119,275
Vodafone Group PLC	1,287,411	1,497,135
Whitbread PLC	28,617	1,241,583
		211,334,988
Total Foreign Common Stocks (Cost $1,080,843,513)		1,459,456,281
FOREIGN PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische MotorenWerke AG 5.48%◊	7,785	725,151
Dr. Ing hc F Porsche AG 3.61% 144A◊	6,210	301,080
Henkel AG & Co. KGaA 2.97%◊	13,912	1,122,508
Porsche Automobil Holding SE 5.72%◊	6,933	273,214
Sartorius AG 0.38%◊	2,399	560,830
Volkswagen AG 6.92%◊	11,005	1,192,829
Total Foreign Preferred Stocks (Cost $5,328,663)		4,175,612
RIGHTS — 0.0%
Orsted AS*	460,950	458,916
Sofina SA*	865	1,930
Total Rights (Cost $1,100,115)		460,846
MONEY MARKET FUNDS — 10.5%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	87,257,549	87,257,549
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	76,378,141	76,378,141
Total Money Market Funds (Cost $163,635,690)		163,635,690
TOTAL INVESTMENTS — 104.4% (Cost $1,258,314,773)		1,637,515,785
Liabilities in Excess of Other Assets — (4.4)%		(68,539,423)
NET ASSETS — 100.0%		$1,568,976,362

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2025	653	$90,940,045	$(19,676)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.9%
Communication Services — 0.7%
Spotify Technology SA*	13,690	$9,555,620
Consumer Discretionary — 0.8%
Coupang, Inc.*	201,688	6,494,354
MercadoLibre, Inc.*	2,152	5,029,095
		11,523,449
Financials — 1.4%
Arch Capital Group, Ltd.	56,350	5,112,636
Axis Capital Holdings, Ltd.	55,909	5,356,082
Everest Group, Ltd.	31,254	10,946,088
		21,414,806
Total Common Stocks (Cost $29,701,130)		42,493,875
FOREIGN COMMON STOCKS — 88.8%
Australia — 1.9%
AGL Energy, Ltd.	64,158	375,628
ANZ Group Holdings, Ltd.	164,769	3,618,088
ASX, Ltd.	1,323	51,275
BHP Group, Ltd.	49,550	1,384,190
Challenger, Ltd.	241,409	1,381,979
Commonwealth Bank of Australia	20,715	2,287,632
Computershare, Ltd.	92,368	2,219,220
Dexus REIT	30,700	145,758
Dyno Nobel, Ltd.	25,984	53,235
Fortescue, Ltd.	15,618	193,420
GPT Group (The) REIT	36,379	129,166
IGO, Ltd.*	353,094	1,212,376
JB Hi-Fi, Ltd.	24,211	1,858,141
Lendlease Corporation, Ltd.	65,864	239,341
Macquarie Group, Ltd.	11,664	1,693,030
Mirvac Group REIT	192,535	289,128
Pro Medicus, Ltd.	10,714	2,181,325
Qantas Airways, Ltd.	87,516	632,373
QBE Insurance Group, Ltd.	143,325	1,950,404
Rio Tinto, Ltd.	2,838	228,922
Santos, Ltd.	44,167	196,140
Scentre Group REIT	109,087	294,249
Sonic Healthcare, Ltd.	3,637	51,514
South32, Ltd.	544,183	986,450
Stockland REIT	889,421	3,597,011
Suncorp Group, Ltd.	88,868	1,191,516
Vicinity Centres REIT	144,751	241,157
Worley, Ltd.	46,753	434,334
		29,117,002
Austria — 0.5%
BAWAG Group AG 144A*	35,374	4,663,463
Erste Group Bank AG	23,391	2,299,395
		6,962,858
Belgium — 0.8%
KBC Group NV	66,792	8,004,283
UCB SA	14,523	4,053,878
		12,058,161
	Shares	Value
Brazil — 0.3%
NU Holdings, Ltd. Class A*	295,511	$4,731,131
Canada — 2.6%
Agnico Eagle Mines, Ltd.Δ	22,172	3,737,312
Barrick Mining Corporation	32,496	1,067,322
Canadian National Railway Co.Δ	67,600	6,374,680
Canadian Natural Resources, Ltd.	96,723	3,092,745
Canadian Pacific Kansas City, Ltd.Δ	70,711	5,267,262
First Quantum Minerals, Ltd.*	44,162	998,936
Kinross Gold Corporation	20,241	502,353
Lundin Mining Corporation	96,835	1,444,489
Methanex Corporation	15,017	597,033
Shopify, Inc. Class A*	13,061	1,940,995
Toronto-Dominion Bank (The)	140,749	11,254,257
Waste Connections, Inc.	17,190	3,022,002
		39,299,386
Denmark — 0.4%
AP Moeller - Maersk A/S Class B	1,026	2,016,886
Danske Bank A/S	52,510	2,242,942
Genmab A/S*	2,478	764,583
ISS A/S	12,772	404,704
Pandora A/S	6,418	839,137
		6,268,252
Finland — 0.4%
Nordea Bank Abp	87,251	1,436,481
Sampo OYJ Class A	269,918	3,103,235
Wartsila OYJ Abp	30,171	904,970
		5,444,686
France — 10.2%
Accor SA	30,448	1,446,597
Air Liquide SA	61,412	12,795,598
Arkema SA	8,131	515,571
Ayvens SA 144A	91,673	1,110,908
BNP Paribas SA	159,351	14,574,690
Bureau Veritas SA	236,364	7,413,642
Capgemini SE	100,467	14,655,865
Cie de Saint-Gobain SA	25,353	2,747,038
Cie Generale des Etablissements Michelin SCA	58,901	2,121,245
Danone SA	98,829	8,611,294
Engie SA	582,545	12,522,697
Hermes International SCA	676	1,662,311
JCDecaux SE	88,299	1,590,224
Kering SA	4,218	1,413,441
Klepierre REITΔ	87,189	3,403,850
L’Oreal SA	28,688	12,464,568
Legrand SA	8,950	1,487,142
Renault SA	22,316	917,599
Rexel SA	70,134	2,309,039
Safran SA	23,016	8,167,667
Schneider Electric SE	66,187	18,629,797
SCOR SE	126,096	4,459,526
Societe Generale SA	61,379	4,086,388
TotalEnergies SE	176,566	10,754,395

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Valeo SE	28,980	$365,463
Vinci SA	16,006	2,224,385
		152,450,940
Germany — 9.8%
adidas AG	59,224	12,548,468
Allianz SE	6,728	2,830,649
Aumovio SE*	5,222	215,317
Bayerische Motoren Werke AG	56,111	5,655,281
Beiersdorf AG	75,881	7,939,887
Brenntag SE	17,047	1,021,501
Continental AG	10,444	690,933
Daimler Truck Holding AG	135,755	5,613,676
Delivery Hero SE 144A*	1,779	51,083
Deutsche Boerse AG	87,443	23,416,463
Deutsche Lufthansa AG	164,429	1,395,540
Deutsche Post AG	130,075	5,812,707
Deutsche Telekom AG	104,291	3,553,139
E.ON SE	260,805	4,912,384
Fresenius Medical Care AG	2,930	154,814
Fresenius SE & Co. KGaA	3,215	179,672
HUGO BOSS AG	2,306	109,960
Mercedes-Benz Group AG	28,802	1,815,390
Muenchener Rueckversicherungs-Gesellschaft AG	1,026	655,075
Rational AG	68	51,964
Rheinmetall AG	2,531	5,920,443
RWE AG	28,085	1,249,185
SAP SE	117,180	31,376,967
Scout24 SE 144A	1,369	171,751
Siemens AG	33,943	9,163,865
Siemens Energy AG*	119,819	14,088,215
Siemens Healthineers AG 144A	63,269	3,427,041
Talanx AG	17,432	2,324,163
thyssenkrupp AG	12,832	177,054
		146,522,587
Guatemala — 0.0%
Millicom International Cellular SA	3,332	161,735
Hong Kong — 3.4%
AIA Group, Ltd.	1,463,612	14,027,207
Alibaba Group Holding, Ltd. Class W	329,621	7,371,682
Techtronic Industries Co., Ltd.	239,353	3,059,704
Tencent Holdings, Ltd.	302,000	25,733,300
Zijin Gold International Co., Ltd.*	28,900	447,875
		50,639,768
India — 0.6%
HDFC Bank, Ltd. ADR	141,772	4,842,932
ICICI Bank, Ltd. ADR	142,876	4,319,141
		9,162,073
Indonesia — 0.2%
PT Bank Mandiri Persero Tbk	9,819,886	2,595,287
Ireland — 4.9%
AIB Group PLC	247,541	2,256,768
Aon PLC Class A	30,759	10,968,044
Bank of Ireland Group PLC	474,895	7,862,988
	Shares	Value
CRH PLC	27,912	$3,346,649
ICON PLC*	11,501	2,012,675
Kerry Group PLC Class A	72,812	6,573,300
Linde PLC	8,399	3,989,525
Medtronic PLC	95,407	9,086,563
Ryanair Holdings PLC ADR	236,479	14,240,766
Seagate Technology Holdings PLC	21,929	5,176,560
STERIS PLC	4,939	1,222,106
Willis Towers Watson PLCΔ	20,183	6,972,217
		73,708,161
Israel — 1.6%
Bank Leumi Le-Israel BM	103,904	2,047,178
Check Point Software Technologies, Ltd.*	78,947	16,334,924
CyberArk Software, Ltd.*	2,380	1,149,897
Monday.com, Ltd.*	16,233	3,144,170
Wix.com, Ltd.*	9,775	1,736,333
		24,412,502
Italy — 1.0%
Banca Monte dei Paschi di Siena SpA	35,675	317,443
Enel SpA	63,298	599,846
Eurogroup Laminations SpAΔ	46,922	193,031
FinecoBank Banca Fineco SpA	114,655	2,488,432
Generali	32,506	1,277,486
Intesa Sanpaolo SpA	298,387	1,975,076
Leonardo SpA	38,198	2,444,164
Nexi SpA 144A	57,019	323,029
Pirelli & C SpA 144A	7,805	53,274
Poste Italiane SpA 144A	62,243	1,479,582
UniCredit SpA	58,460	4,448,521
		15,599,884
Japan — 15.5%
Advantest Corporation	23,222	2,297,649
AGC, Inc.	10,700	348,952
Asahi Intecc Co., Ltd.	10,200	165,754
Asahi Kasei Corporation	164,600	1,293,711
Brother Industries, Ltd.	41,600	695,120
Canon, Inc.	79,000	2,305,465
Chiba Bank, Ltd. (The)Δ	119,400	1,251,605
Chubu Electric Power Co., Inc.	44,400	616,628
Chugai Pharmaceutical Co., Ltd.Δ	74,700	3,311,788
Concordia Financial Group, Ltd.Δ	218,200	1,670,552
Dai-ichi Life Holdings, Inc.	199,500	1,569,301
Daiichi Sankyo Co., Ltd.	307,321	6,914,788
Daikin Industries, Ltd.	69,700	8,033,769
Daito Trust Construction Co., Ltd.Δ	257,680	5,653,822
Dentsu Group, Inc.	12,200	266,316
Disco Corporation	2,455	769,742
ENEOS Holdings, Inc.	75,400	477,524
FANUC CorporationΔ	107,206	3,080,774
Fujitsu, Ltd.	23,800	558,308
Fukuoka Financial Group, Inc.	7,100	212,351
GMO Payment Gateway, Inc.Δ	18,434	1,034,032
Hirose Electric Co., Ltd.	2,400	298,555
Hitachi, Ltd.	229,460	6,079,099
Honda Motor Co., Ltd.	186,857	1,928,239

	Shares	Value
Hoya Corporation	61,500	$8,503,627
IHI Corporation	79,800	1,486,217
Inpex Corporation	13,800	248,478
Isetan Mitsukoshi Holdings, Ltd.	101,700	1,875,561
Isuzu Motors, Ltd.Δ	111,908	1,410,418
Japan Exchange Group, Inc.	250,787	2,800,534
Japan Post Bank Co., Ltd.	70,100	858,369
Japan Post Holdings Co., Ltd.	153,000	1,518,571
Kansai Electric Power Co., Inc. (The)	63,400	906,864
Kao Corporation	36,300	1,581,992
KDDI Corporation	168,500	2,687,327
Koito Manufacturing Co., Ltd.	42,887	648,979
Komatsu, Ltd.	2,700	94,060
Kubota CorporationΔ	525,404	6,601,390
LY CorporationΔ	3,395,900	10,900,870
Marubeni Corporation	103,670	2,586,796
Mazda Motor Corporation	338,735	2,466,499
MINEBEA MITSUMI, Inc.Δ	240,342	4,516,215
MISUMI Group, Inc.	92,574	1,441,829
Mitsubishi Chemical Group Corporation	130,375	748,893
Mitsubishi Corporation	8,800	209,787
Mitsubishi Electric Corporation	34,405	883,649
Mitsubishi Heavy Industries, Ltd.	336,600	8,808,522
Mitsubishi Motors Corporation	132,900	359,718
Mitsubishi UFJ Financial Group, Inc.	132,944	2,144,570
Mitsui Chemicals, Inc.	54,800	1,369,724
Mitsui Fudosan Co., Ltd.	306,100	3,332,237
Mizuho Financial Group, Inc.	146,413	4,921,801
MS&AD Insurance Group Holdings, Inc.Δ	65,805	1,490,216
Murata Manufacturing Co., Ltd.Δ	234,157	4,445,250
Nidec CorporationΔ	97,433	1,731,859
Nintendo Co., Ltd.	68,400	5,917,917
Nippon Sanso Holdings Corporation	12,700	449,780
Nippon Steel Corporation	369,500	1,521,875
Nippon Yusen KK	15,900	542,590
Nomura Holdings, Inc.	49,000	359,105
Nomura Research Institute, Ltd.	19,674	755,325
Obic Co., Ltd.	8,100	282,313
Omron Corporation	28,900	793,231
Ono Pharmaceutical Co., Ltd.	35,400	409,962
Oracle Corporation	500	51,052
ORIX Corporation	18,800	493,425
Osaka Gas Co., Ltd.Δ	31,300	906,563
Otsuka Holdings Co., Ltd.Δ	85,100	4,538,448
Panasonic Holdings Corporation	251,500	2,729,806
Recruit Holdings Co., Ltd.	74,800	4,021,538
Renesas Electronics Corporation	114,600	1,318,495
Resona Holdings, Inc.	17,600	179,472
Sansan, Inc.*	42,055	542,599
Sanwa Holdings Corporation	68,600	1,961,171
Seiko Epson Corporation	43,500	556,470
Shimizu Corporation	41,000	575,960
Shin-Etsu Chemical Co., Ltd.	70,400	2,305,145
Shionogi & Co., Ltd.	44,900	791,132
SMC CorporationΔ	18,605	5,750,661
SoftBank Group Corporation	27,900	3,520,437
	Shares	Value
Sojitz Corporation	13,660	$361,268
Sompo Holdings, Inc.Δ	41,273	1,275,978
Sony Financial Group, Inc.*	359,980	399,207
Sony Group Corporation	512,457	14,731,449
Sumitomo Corporation	41,600	1,203,613
Sumitomo Mitsui Trust Group, Inc.	315,579	9,159,370
Sumitomo Rubber Industries, Ltd.	30,000	363,758
Suzuki Motor CorporationΔ	613,118	8,926,314
Takeda Pharmaceutical Co., Ltd.	49,600	1,456,771
Terumo Corporation	424,500	7,002,773
Tokyo Electric Power Co. Holdings, Inc.*	165,800	776,635
Tokyo Electron, Ltd.	21,932	3,887,819
Tokyo Gas Co., Ltd.	9,300	330,696
Tokyu Fudosan Holdings Corporation	10,500	86,789
TOPPAN Holdings, Inc.	12,200	312,589
Toray Industries, Inc.Δ	186,900	1,192,378
TOTO, Ltd.	19,800	520,730
Toyota Motor Corporation	81,200	1,559,565
Toyota Tsusho CorporationΔ	39,500	1,093,452
USS Co., Ltd.	87,500	1,004,554
Yaskawa Electric Corporation	27,600	587,526
Yokogawa Electric Corporation	1,800	51,657
		231,974,029
Jersey — 1.4%
Experian PLC	369,577	18,562,807
Glencore PLC*	543,282	2,502,155
		21,064,962
Mexico — 1.0%
Fomento Economico Mexicano SAB de CV ADR	34,750	3,427,392
Grupo Financiero Banorte SAB de CV Series O	612,056	6,147,130
Wal-Mart de Mexico SAB de CV	1,880,722	5,810,536
		15,385,058
Netherlands — 6.8%
Aalberts NV	3,799	125,251
ABN AMRO Bank NV 144A	11,689	374,978
Adyen NV 144A*	3,858	6,207,827
Airbus SE	14,813	3,459,221
Akzo Nobel NV	97,332	6,946,363
Argenx SE*	11,752	8,682,961
Argenx SE ADR*	1,810	1,334,984
ASM International NV	7,714	4,652,698
ASML Holding NV	13,165	12,838,339
ASML Holding NV (NASDAQ Exchange)	7,777	7,528,836
Ferrari NV	12,988	6,295,555
IMCD NV	7,875	816,224
ING Groep NV	541,275	14,189,934
Just Eat Takeaway.com NV 144A*	50,177	1,191,069
Koninklijke KPN NV	364,474	1,749,308
Koninklijke Philips NVΔ	220,754	6,047,350
NN Group NV	12,348	870,750
OCI NV*	27,399	126,982
Prosus NV*	96,041	6,791,545

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
QIAGEN NV	250,767	$11,185,092
Wolters Kluwer NV	999	136,363
		101,551,630
New Zealand — 0.1%
Xero, Ltd.*	18,871	1,969,097
Norway — 0.4%
DNB Bank ASA	158,416	4,317,786
Equinor ASA	13,288	324,043
Kongsberg Gruppen ASA	17,547	560,756
Norsk Hydro ASA	7,883	53,597
Telenor ASA	13,684	227,065
TOMRA Systems ASA	34,601	518,732
		6,001,979
Portugal — 0.8%
Galp Energia SGPS SA	443,208	8,398,681
Jeronimo Martins SGPS SA	165,172	4,021,148
		12,419,829
Singapore — 1.4%
Grab Holdings, Ltd. Class A*	130,123	783,341
Oversea-Chinese Banking Corporation, Ltd.	4,100	52,273
Sea, Ltd. ADR*	68,713	12,281,075
Singapore Telecommunications, Ltd.	723,500	2,313,079
United Overseas Bank, Ltd.	145,600	3,910,154
Yangzijiang Shipbuilding Holdings, Ltd.	456,800	1,195,108
		20,535,030
South Africa — 0.1%
Standard Bank Group, Ltd.	134,071	1,834,236
South Korea — 1.2%
Hana Financial Group, Inc.	70,499	4,383,272
KB Financial Group, Inc.	91,148	7,522,982
Samsung Electronics Co., Ltd. GDR	3,697	5,550,793
		17,457,047
Spain — 1.4%
Amadeus IT Group SA	158,183	12,573,930
Banco Santander SA	174,772	1,834,113
Bankinter SA	396,515	6,268,236
		20,676,279
Sweden — 1.3%
Alfa Laval AB	28,449	1,299,131
Atlas Copco AB, A Shares	174,916	2,966,223
Atlas Copco AB, B Shares	8,123	122,230
Electrolux AB, B Shares*	134,724	737,433
Embracer Group AB*	4,763	52,854
Hexagon AB, B Shares	265,453	3,167,691
Husqvarna AB, B Shares	12,291	65,696
Investor AB, B Shares	9,788	306,407
NOBA Bank Group AB*	103,800	1,036,412
Sandvik AB	220,338	6,155,229
Svenska Handelsbanken AB, A Shares	5,264	68,683
Swedbank AB, A Shares	16,440	496,253
Telefonaktiebolaget LM Ericsson, B Shares	279,119	2,312,782
	Shares	Value
Telia Co. AB	59,853	$228,337
Volvo AB, B Shares	17,967	516,688
		19,532,049
Switzerland — 7.2%
ABB, Ltd.	25,049	1,812,629
Adecco Group AG	22,795	642,195
Amrize, Ltd.*	1,370	66,987
Baloise Holding AG	2,284	565,281
BKW AG	401	86,006
Chubb, Ltd.	47,426	13,385,989
Cie Financiere Richemont SA	125,714	24,132,865
DSM-Firmenich AG	11,871	1,012,814
Flughafen Zurich AG	1,631	499,395
Galderma Group AG	22,888	4,046,605
Givaudan SA	184	750,544
Holcim, Ltd.*	11,819	1,008,451
Kuehne + Nagel International AG	2,892	541,201
Logitech International SA	5,075	558,242
Nestle SA	182,985	16,804,472
Roche Holding AG	56,136	18,692,366
Sandoz Group AG	66,827	3,985,742
SGS SA	2,436	253,149
Sika AG	1,852	415,883
Sonova Holding AG	436	119,598
Swiss Re AG	354	65,747
Tecan Group AG	4,008	725,971
Temenos AG	14,541	1,181,009
UBS Group AG	185,767	7,637,542
Zurich Insurance Group AG	11,614	8,301,494
		107,292,177
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	303,000	13,161,662
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	79,439	22,186,518
		35,348,180
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1
United Kingdom — 9.2%
3i Group PLC	125,916	6,940,865
Admiral Group PLC	78,962	3,563,809
Allfunds Group PLC	141,234	1,054,195
Anglo American PLC	76,988	2,903,012
Antofagasta PLC	46,143	1,716,055
Babcock International Group PLC	45,693	822,040
BAE Systems PLC	514,505	14,321,983
Beazley PLC	197,042	2,409,818
BP PLC ADR	147,474	5,081,954
BT Group PLC	980,641	2,522,893
Coca-Cola Europacific Partners PLC	18,333	1,663,868
Compass Group PLC	572,011	19,497,430
Croda International PLC	10,732	391,190
easyJet PLC	169,996	1,062,884
Haleon PLC	403,235	1,814,631
HSBC Holdings PLC	399,889	5,643,682
ICG PLC	49,871	1,497,301

	Shares	Value
Inchcape PLC	132,903	$1,238,267
Informa PLC	529,714	6,561,195
Intertek Group PLC	53,945	3,433,812
London Stock Exchange Group PLC	5,752	659,657
Marks & Spencer Group PLC	473,114	2,321,158
Next PLC	10,390	1,732,053
Prudential PLC	223,805	3,133,208
Reckitt Benckiser Group PLC	46,365	3,570,199
Rolls-Royce Holdings PLC	989,925	15,912,314
Schroders PLC	1	5
Shell PLC	196,713	7,011,056
Smith & Nephew PLC	225,866	4,096,611
SSE PLC	117,609	2,758,602
Subsea 7 SA	2,958	61,378
Tesco PLC	1,031,646	6,183,367
Trainline PLC 144A*	49,052	183,558
Unilever PLC	85,437	5,050,066
Wise PLC Class A*	67,069	934,963
		137,749,079
Total Foreign Common Stocks (Cost $1,071,451,639)		1,329,925,075
FOREIGN PREFERRED STOCKS — 0.5%
Brazil — 0.4%
Itau Unibanco Holding SA 2.91%◊	835,694	6,128,449
	Shares	Value
Germany — 0.1%
Henkel AG & Co. KGaA 2.97%◊	22,585	$1,822,301
Total Foreign Preferred Stocks (Cost $6,025,473)		7,950,750
MONEY MARKET FUNDS — 6.6%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	33,247,474	33,247,474
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	65,988,622	65,988,622
Total Money Market Funds (Cost $99,236,096)		99,236,096
TOTAL INVESTMENTS — 98.8% (Cost $1,206,414,338)		1,479,605,796
Other Assets in Excess of Liabilities — 1.2%		17,681,612
NET ASSETS — 100.0%		$1,497,287,408
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	10/2025	69	$6,395,697	$52,765
IBEX 35 Index	10/2025	114	20,756,307	327,380
OMXS30 Index	10/2025	37	1,047,385	13,803
MSCI Singapore Index	10/2025	65	2,254,176	(4,075)
Topix Index®	12/2025	189	40,142,611	293,079
ASX SPI 200 Index	12/2025	(220)	(32,291,954)	56,106
S&P/TSX 60 Index	12/2025	16	4,076,281	8,031
Dax Index	12/2025	12	8,457,035	136,831
FTSE 100 Index	12/2025	155	19,610,827	190,119
FTSE/MIB Index	12/2025	(32)	(7,982,414)	(23,709)
MSCI EAFE Index	12/2025	259	36,069,635	57,586
Total Futures Contracts outstanding at September 30, 2025			$98,535,586	$1,107,916
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	Euro	69,744,000	U.S. Dollars	81,815,138	CITI	$443,478
12/17/25	Norwegian Kroner	347,329,777	U.S. Dollars	34,387,976	CITI	423,567
12/17/25	U.S. Dollars	14,799,280	Canadian Dollars	20,285,000	CITI	168,986
12/17/25	Australian Dollars	13,779,000	U.S. Dollars	9,001,771	CITI	124,279
12/17/25	U.S. Dollars	28,069,377	British Pounds	20,782,000	CITI	117,227

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	U.S. Dollars	9,376,505	Swedish Kronor	87,000,000	CITI	$89,283
12/17/25	U.S. Dollars	7,479,377	Norwegian Kroner	74,000,000	CITI	62,638
12/17/25	Japanese Yen	2,050,625,000	U.S. Dollars	13,924,685	CITI	55,906
12/17/25	U.S. Dollars	7,238,005	Euro	6,093,000	CITI	51,699
12/17/25	British Pounds	7,599,000	U.S. Dollars	10,193,079	CITI	27,707
12/17/25	Swedish Kronor	151,066,723	U.S. Dollars	16,101,902	CITI	24,421
12/17/25	Israeli Shekels	7,115,000	U.S. Dollars	2,129,623	CITI	19,022
12/17/25	U.S. Dollars	1,033,407	New Zealand Dollars	1,756,000	CITI	12,182
12/17/25	U.S. Dollars	891,305	Japanese Yen	130,000,000	CITI	5,001
12/17/25	Danish Kroner	6,550,000	U.S. Dollars	1,030,787	CITI	4,949
12/17/25	Hong Kong Dollars	32,223,987	U.S. Dollars	4,143,473	CITI	4,163
12/17/25	U.S. Dollars	996,321	Swiss Francs	783,998	CITI	2,064
12/17/25	Canadian Dollars	3,267,000	U.S. Dollars	2,354,343	CITI	1,939
12/17/25	U.S. Dollars	103,512	Singapore Dollars	132,000	CITI	576
12/17/25	U.S. Dollars	214,157	Danish Kroner	1,353,000	CITI	210
12/17/25	U.S. Dollars	165,397	Hong Kong Dollars	1,284,000	CITI	130
12/17/25	U.S. Dollars	3,032	Israeli Shekels	10,000	CITI	12
12/17/25	Singapore Dollars	10,000	U.S. Dollars	7,791	CITI	7
Subtotal Appreciation						$1,639,446
12/17/25	U.S. Dollars	59,177	Hong Kong Dollars	460,000	CITI	$(31)
12/17/25	U.S. Dollars	26,451	Singapore Dollars	34,000	CITI	(63)
12/17/25	Hong Kong Dollars	2,625,000	U.S. Dollars	337,954	CITI	(83)
12/17/25	Swedish Kronor	7,933,277	U.S. Dollars	846,964	CITI	(89)
12/17/25	U.S. Dollars	31,831	Israeli Shekels	106,000	CITI	(180)
12/17/25	Danish Kroner	1,439,000	U.S. Dollars	228,452	CITI	(906)
12/17/25	Euro	3,283,000	U.S. Dollars	3,874,231	CITI	(2,141)
12/17/25	U.S. Dollars	1,138,994	New Zealand Dollars	1,965,000	CITI	(3,778)
12/17/25	U.S. Dollars	4,586,131	Swedish Kronor	43,000,000	CITI	(4,105)
12/17/25	Swiss Francs	419,000	U.S. Dollars	537,483	CITI	(6,112)
12/17/25	Singapore Dollars	3,044,145	U.S. Dollars	2,388,057	CITI	(14,160)
12/17/25	U.S. Dollars	2,509,751	Danish Kroner	15,962,000	CITI	(14,282)
12/17/25	U.S. Dollars	1,688,479	Japanese Yen	250,000,000	CITI	(15,952)
12/17/25	Canadian Dollars	5,245,000	U.S. Dollars	3,809,654	CITI	(26,765)
12/17/25	British Pounds	13,781,000	U.S. Dollars	18,628,633	CITI	(92,949)
12/17/25	New Zealand Dollars	17,927,000	U.S. Dollars	10,540,979	CITI	(115,292)
12/17/25	Japanese Yen	4,694,375,000	U.S. Dollars	32,208,794	CITI	(203,850)
12/17/25	U.S. Dollars	17,751,894	Australian Dollars	27,212,000	CITI	(271,045)
12/17/25	U.S. Dollars	55,753,316	Swiss Francs	44,188,335	CITI	(285,792)
Subtotal Depreciation						$(1,057,575)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$581,871
Swap Agreements outstanding at September 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Shekel Overnight Interest Rate (Monthly) + 0.14%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	108,076	$103,880	$—	$103,880
Shekel Overnight Interest Rate (Monthly) + 0.8%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	2,052,478	57,704	—	57,704
Subtotal Appreciation						$161,584	$ —	$161,584

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of AEX Index (At Termination)	Decrease in total return of AEX Index (At Termination)	10/17/2025	GSC	EUR	5,663,280	$(198,337)	$—	$(198,337)
Financing Index: 1-Month HIBOR + 0.55%	MSCI Hong Kong Net Return HKD Index (Monthly)	12/17/2025	BAR	HKD	9,622,606	(197,719)	—	(197,719)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.15%	12/17/2025	BAR	AUD	193,171	(16)	—	(16)
MSCI Italy Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate - 0.51%	12/17/2025	BAR	EUR	365,995	(2,379)	—	(2,379)
MSCI Netherlands Net Return EUR Index (Monthly)	Financing Index: Euro Short Term Rate + 0.27%	12/17/2025	BAR	EUR	2,502,824	(273,301)	—	(273,301)
MSCI Switzerland Net Return CHF Index (Monthly)	Financing Index: Swiss Average Rate Overnight + 0.18%	12/17/2025	BAR	CHF	3,201,878	(169)	—	(169)
Shekel Overnight Interest Rate (Monthly) + 0.8%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	106,146	(1,474)	—	(1,474)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/19/2025	GSC	CHF	26,754,260	(3,082)	—	(3,082)
Subtotal Depreciation						$(676,477)	$ —	$(676,477)
Net Total Return Swaps outstanding at September 30, 2025						$(514,893)	$ —	$(514,893)
Total Return Basket Swap Agreements outstanding at September 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	55-60 months maturity ranging from 04/11/2030 - 09/11/2030	GSC	$25,262,661	$1,169,898	$—	$1,169,898
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.50% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).**	55-60 months maturity ranging from 04/11/2030 - 09/11/2030	GSC	34,094,904	731,907	—	731,907
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-1.20% to -0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	55-59 months maturity ranging from 04/11/2030 - 08/28/2030	GSC	2,730,757	92,948	—	92,948
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	55-60 months maturity ranging from 04/11/2030 - 09/11/2030	GSC	10,916,103	58,373	—	58,373

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	56-59 months maturity ranging from 05/17/2030 - 08/08/2030	GSC	$7,038,669	$53,920	$—	$53,920
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	55-59 months maturity ranging from 04/11/2030 - 08/28/2030	GSC	30,484,094	30,425	—	30,425
Subtotal Appreciation				$2,137,471	$ —	$2,137,471

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Rolls-Royce Holdings PLC	262,801	$3,141,001	$391,087	33.43%
Shell PLC	79,392	2,103,958	6,129	0.52
Compass Group PLC	73,856	1,871,840	(17,126)	(1.46)
Lloyds Banking Group PLC	1,854,155	1,560,067	59,601	5.09
Aviva PLC	215,148	1,479,880	114,342	9.77
HSBC Holdings PLC	132,676	1,392,276	135,659	11.60
Centrica PLC	796,446	1,329,832	154,953	13.25
NatWest Group PLC	246,261	1,293,351	37,506	3.21
Kingfisher PLC	370,111	1,146,403	295,650	25.27
Vodafone Group PLC	1,275,147	1,102,590	(33,441)	(2.86)
Antofagasta PLC	(37,060)	1,024,804	(295,460)	(25.25)
Hiscox, Ltd.	68,993	946,880	87,594	7.49
Barclays PLC	228,384	873,753	34,783	2.97
Tesco PLC	186,143	829,566	14,362	1.23
BP PLC	164,035	700,299	20,577	1.76
EasyJet PLC	147,482	685,640	(15,510)	(1.33)
Rentokil Initial PLC	(143,129)	539,115	(6,281)	(0.54)
Wise PLC Class A	(46,715)	484,216	73,680	6.30
Next PLC	2,986	370,123	7,818	0.67
Endeavour Mining PLC	11,739	365,002	56,985	4.87
London Stock Exchange Group PLC	4,167	355,331	(15,380)	(1.31)
3i Group PLC	8,426	345,354	18,837	1.61
Persimmon PLC	27,706	321,837	26,715	2.28
Barratt Developments PLC	(59,479)	232,678	(21,607)	(1.85)
B&M European Value Retail SA	61,136	160,360	15,849	1.35
Itv PLC	173,801	139,449	(5,444)	(0.47)
United Utilities Group PLC	8,932	102,601	3,164	0.27
Reckitt Benckiser Group PLC	1,758	100,654	183	0.02
BT Group PLC	(40,084)	76,678	6,711	0.57
Johnson Matthey PLC	3,425	68,996	4,155	0.36
Airtel Africa PLC	26,831	65,515	7,240	0.62
Carnival PLC	(2,662)	52,612	6,567	0.56
		$25,262,661	$1,169,898	100.00%

**The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Safran SA	10,818	$3,269,855	$277,711	37.94%
BNP Paribas SA	28,728	2,238,016	73,084	9.98
Thales SA	7,905	2,128,430	377,682	51.60
Societe Generale SA	36,815	2,087,651	99,224	13.56
TotalEnergies SE	39,560	2,052,336	(43,053)	(5.88)
Orange SA	120,633	1,666,696	17,980	2.46
Carrefour SA	121,162	1,563,972	88,023	12.03
Koninklijke Philips NV	(56,548)	1,319,432	45,691	6.24
EssilorLuxottica SA	(4,608)	1,278,543	(93,399)	(12.76)
Banco Santander SA	122,339	1,093,535	86,737	11.85
Kering SA	(3,780)	1,078,888	(231,201)	(31.59)
Vivendi SE	348,190	1,047,084	(51,239)	(7.00)
Universal Music Group NV	(42,099)	1,036,203	24,377	3.33
Vinci SA	7,977	944,235	5,122	0.70
Dr. Ing hc F Porsche AG	(21,217)	876,170	53,319	7.28
Valeo SE	77,580	833,313	10,753	1.47
Bouygues SA	19,501	749,173	34,518	4.72
Bankinter SA	48,500	653,042	39,531	5.40
Aena SME SA	26,414	615,085	(36,503)	(4.99)
Alstom SA	(27,121)	604,454	(81,014)	(11.07)
Industria de Diseno Textil SA	12,658	596,689	65,480	8.95
Interpump Group SpA	(14,523)	568,620	26,928	3.68
Eiffage SA	5,126	559,373	(850)	(0.12)
Air France	46,380	533,368	(98,390)	(13.44)
Repsol SA	32,137	486,749	(450)	(0.06)
Sartorius Stedim Biotech	(2,562)	444,715	5,246	0.72
Ferrari NV	(1,068)	440,937	(5,806)	(0.79)
Hermes International	204	427,277	(689)	(0.09)
Engie SA	23,022	421,526	13,628	1.86
Stmicroelectronics NV	16,216	390,396	35,574	4.86
Fluidra SA	14,365	332,839	(22,686)	(3.10)
Banco Comercial Portugues	392,358	296,677	18,746	2.56
IMCD NV	(3,208)	283,209	12,689	1.73
Brunello Cucinelli SpA	(2,289)	213,592	8,264	1.13
Credit Agricole SA	11,154	187,217	9,133	1.25
Enagas SA	10,153	135,136	1,086	0.15
International Consolidated Airline	29,717	132,467	(4,758)	(0.65)
Carl Zeiss Meditec AG	(2,843)	120,800	(5,071)	(0.69)
Prysmian SpA	(1,189)	100,789	(8,835)	(1.21)
S.o.i.t.e.c.	(2,567)	100,367	(22,247)	(3.04)
CaixaBank SA	8,862	79,724	3,161	0.43
ACS Actividades Cons Y Service	924	63,086	2,418	0.33
Spie SA	(939)	43,238	1,993	0.27
		$34,094,904	$731,907	100.00%

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.60% to -0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	55-58 months maturity ranging from 04/11/2030 - 07/18/2030	GSC	$17,533,439	$(151,236)	$—	$(151,236)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.75% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).*	55-60 months maturity ranging from 04/11/2030 - 09/30/2030	GSC	3,212,158,073	(212,343)	—	(212,343)
Subtotal Depreciation				$(363,579)	$ —	$(363,579)
Net Total Return Basket Swaps				$1,773,892	$ —	$1,773,892

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Toyota Industries Corporation	(25,300)	$420,799,775	$(27,955)	13.16%
Screen Holdings Co., Ltd.	(24,200)	324,284,480	30,216	(14.23)
Nippon Sanso Holdings Corporation	(58,900)	308,486,110	123,115	(57.98)
M3, Inc.	(128,400)	307,390,675	(31,645)	14.90
Mitsubishi Heavy Industries	(55,900)	216,334,038	(53,639)	25.26
Chiba Bank, Ltd. (The)	(124,600)	193,154,700	(52,674)	24.81
Yamaha Motor Co., Ltd.	(143,400)	158,780,204	28,077	(13.22)
Daifuku Co., Ltd.	(33,100)	156,659,234	(26,377)	12.42
Ebara Corporation	(43,600)	146,974,383	(82,309)	38.76
Suzuki Motor Corporation	(64,200)	138,225,210	(35,592)	16.76
Lasertec Corporation	(6,500)	131,504,169	(182,097)	85.76
Toho Co., Ltd.	(12,600)	119,781,635	(18,773)	8.84
Nintendo Co., Ltd.	(9,000)	115,154,095	57,848	(27.24)
Nissan Motor Co., Ltd.	(317,000)	114,010,038	(5,960)	2.81
Sanrio Co., Ltd.	(12,100)	83,994,968	41,744	(19.66)
Scsk Corporation	(13,900)	61,530,718	25,154	(11.85)
Oriental Land Co., Ltd.	(14,100)	50,196,666	11,279	(5.31)
Rakuten Bank, Ltd.	(5,200)	42,925,246	(20,784)	9.79
Cyberagent, Inc.	(17,800)	31,597,917	112	(0.05)
Capcom Co., Ltd.	(6,800)	27,303,545	(274)	0.13
Konami Group Corporation	(1,000)	21,334,180	1,812	(0.85)
Trend Micro, Inc.	(2,400)	19,425,972	1,467	(0.69)
Kawasaki Kisen Kaisha, Ltd.	(6,400)	13,457,655	6,720	(3.17)
Toei Animation Co., Ltd.	(2,900)	8,852,460	(1,808)	0.85
		$3,212,158,073	$(212,343)	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.7%
Consumer Discretionary — 1.7%
Coupang, Inc.*	107,598	$3,464,656
MercadoLibre, Inc.*	2,351	5,494,146
Yum China Holdings, Inc.	136,400	5,854,288
		14,813,090
Materials — 0.0%
Southern Copper Corporation	2,561	310,803
Total Common Stocks (Cost $11,801,553)		15,123,893
FOREIGN COMMON STOCKS — 89.8%
Brazil — 3.1%
B3 SA - Brasil Bolsa Balcao*	2,681,058	6,724,999
Banco BTG Pactual SA*	321,413	2,917,462
Localiza Rent a Car SA*	196,679	1,457,840
NU Holdings, Ltd. Class A*	86,938	1,391,877
PRIO SA*	506,796	3,627,011
Raia Drogasil SA	1,860,205	6,417,091
Rede D'Or Sao Luiz SA 144A*	269,595	2,136,600
Telefonica Brasil SA*	344,700	2,202,686
TOTVS SA*	67,000	574,672
		27,450,238
Canada — 0.4%
Lundin Mining Corporation	203,623	3,037,446
Wheaton Precious Metals Corporation	4,094	457,873
		3,495,319
Chile — 0.3%
Latam Airlines Group SA	112,286,869	2,550,985
China — 16.5%
Airtac International Group	32,000	794,815
Alibaba Group Holding, Ltd. ADRΔ	98,067	17,527,515
Aluminum Corporation of China, Ltd. Class H	670,000	693,000
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	14,090	452,497
ANTA Sports Products, Ltd.	45,000	539,027
AVIC Airborne Systems Co., Ltd.	4,453	—
Beijing Roborock Technology Co., Ltd. Class A	14,277	421,799
Bilibili, Inc. Class Z*	35,240	996,479
China CITIC Bank Corporation, Ltd. Class H	772,000	662,890
China Communications Services Corporation, Ltd. Class H	3,234,000	1,909,566
China Construction Bank Corporation Class H	1,553,000	1,489,585
China Everbright Bank Co., Ltd. Class H	254,000	105,752
China Galaxy Securities Co., Ltd. Class H	512,500	776,681
China Hongqiao Group, Ltd.	144,000	487,704
China International Capital Corporation, Ltd. Class H 144A	388,000	1,061,659
China Life Insurance Co., Ltd. Class H	441,000	1,248,868
China Merchants Bank Co., Ltd. Class H	194,500	1,164,078
	Shares	Value
China Minsheng Banking Corporation, Ltd. Class H	1,048,500	$553,370
China Pacific Insurance Group Co., Ltd. Class H	322,200	1,280,108
China Resources Land, Ltd.	1,227,487	4,784,123
Contemporary Amperex Technology Co., Ltd. Class A	20,858	1,181,319
DiDi Global, Inc. ADR*	667,409	4,151,284
Duality Biotherapeutics, Inc.*	29,022	1,356,010
Fuyao Glass Industry Group Co., Ltd. Class A	127,162	1,310,968
Fuyao Glass Industry Group Co., Ltd. Class H 144A	154,510	1,556,361
Geely Automobile Holdings, Ltd.	1,315,000	3,303,574
H World Group, Ltd. ADRΔ	9,897	387,072
Hesai Group ADR*	48,744	1,369,706
Huatai Securities Co., Ltd. Class H 144A	150,400	396,490
Industrial & Commercial Bank of China, Ltd. Class H	1,992,000	1,466,800
Innovent Biologics, Inc. 144AΔ*	63,500	790,647
JD Health International, Inc. 144A*	169,950	1,447,124
JD.com, Inc. Class A	113,550	1,989,454
Jiangsu Hengli Hydraulic Co., Ltd. Class A	33,800	455,580
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class H*	475,989	5,400,005
Jiangxi Copper Co., Ltd. Class H	432,000	1,691,793
KE Holdings, Inc. ADR	111,204	2,112,876
KE Holdings, Inc. Class A	235,101	1,532,467
Kingdee International Software Group Co., Ltd.*	1,108,000	2,484,665
Kunlun Energy Co., Ltd.	1,468,000	1,311,182
Luxshare Precision Industry Co., Ltd. Class A	369,900	3,374,168
Mao Geping Cosmetics Co., Ltd. Class H	19,900	265,227
Meituan Class B 144A*	431,267	5,761,196
Midea Group Co., Ltd. Class A	410,493	4,192,042
Montage Technology Co., Ltd. Class A	22,726	495,426
NARI Technology Co., Ltd. Class A	976,967	3,152,515
NAURA Technology Group Co., Ltd. Class A	41,115	2,616,102
NetEase, Inc.	176,803	5,369,925
New China Life Insurance Co., Ltd. Class H	291,200	1,724,670
New Oriental Education & Technology Group, Inc.*	93,300	497,997
OmniVision Integrated Circuits Group, Inc.	145,703	3,102,636
Orient Overseas International, Ltd.	50,500	818,610
PDD Holdings, Inc. ADR*	39,330	5,198,246
People's Insurance Co. Group of China, Ltd. (The) Class H	1,641,000	1,435,617
PICC Property & Casualty Co., Ltd. Class H	2,367,303	5,340,289
Ping An Insurance Group Co. of China, Ltd. Class HΔ	881,996	6,000,297
Pop Mart International Group, Ltd. 144A	18,000	616,533

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	95,689	$3,306,804
Shenzhou International Group Holdings, Ltd.	72,200	571,585
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. Class H*	24,314	1,605,396
Sunny Optical Technology Group Co., Ltd.	24,300	281,860
Tencent Music Entertainment Group ADR	25,046	584,574
Tongcheng Travel Holdings, Ltd.	146,400	432,476
Trip.com Group, Ltd.	11,100	841,797
Trip.com Group, Ltd. ADR	22,154	1,665,981
Weichai Power Co., Ltd. Class H	202,000	361,371
Xiaomi Corporation Class B 144A*	639,400	4,443,796
XPeng, Inc. Class A*	164,700	1,935,202
Yadea Group Holdings, Ltd. 144A	58,000	103,251
Yunnan Aluminium Co., Ltd. Class A	224,248	650,633
Zai Lab, Ltd.Δ*	381,512	1,306,636
Zai Lab, Ltd. ADRΔ*	14,231	482,289
Zhejiang Leapmotor Technology Co., Ltd. Class H 144A*	311,600	2,658,411
Zhongsheng Group Holdings, Ltd.Δ	895,656	1,673,747
Zijin Mining Group Co., Ltd. Class H	298,000	1,245,944
		146,758,142
Greece — 0.4%
JUMBO SA	12,006	411,875
National Bank of Greece SA	36,034	524,707
Piraeus Financial Holdings SA*	333,440	2,832,313
		3,768,895
Hong Kong — 11.1%
AIA Group, Ltd.	800,627	7,673,182
Alibaba Group Holding, Ltd. Class W	765,638	17,122,817
China Merchants Port Holdings Co., Ltd.	340,000	636,576
China Overseas Land & Investment, Ltd.	216,500	398,724
China Taiping Insurance Holdings Co., Ltd.	65,000	127,058
CITIC, Ltd.	1,686,000	2,469,514
CSPC Pharmaceutical Group, Ltd.	468,000	563,724
Hong Kong Exchanges and Clearing, Ltd.	206,443	11,719,884
Lenovo Group, Ltd.	1,192,000	1,766,293
MMG, Ltd.*	444,000	384,550
Sino Biopharmaceutical, Ltd.	354,000	368,980
Sinotruk Hong Kong, Ltd.	297,000	875,805
Techtronic Industries Co., Ltd.	27,500	351,539
Tencent Holdings, Ltd.	634,205	54,040,356
Zijin Gold International Co., Ltd.*	43,577	675,330
		99,174,332
Hungary — 0.3%
OTP Bank Nyrt	27,929	2,415,952
India — 14.4%
360 ONE WAM, Ltd.	23,441	270,035
Amber Enterprises India, Ltd.*	7,308	666,713
	Shares	Value
Archean Chemical Industries, Ltd.	23,306	$180,943
Ashok Leyland, Ltd.	676,337	1,087,809
Axis Bank, Ltd.	195,205	2,486,804
Bajaj Finance, Ltd.	241,088	2,712,598
Bharat Electronics, Ltd.	54,408	247,656
Bharat Petroleum Corporation, Ltd.	235,631	902,530
Bharti Airtel, Ltd.	309,138	6,538,111
Canara Bank	785,818	1,095,052
Cartrade Tech, Ltd.*	11,495	317,206
Cholamandalam Investment and Finance Co., Ltd.	54,311	984,147
Coforge, Ltd.	25,758	462,029
Computer Age Management Services, Ltd.	12,936	547,691
DLF, Ltd.	44,362	356,475
Embassy Office Parks REIT	488,092	2,318,753
Eternal, Ltd.*	459,405	1,686,538
Five-Star Business Finance, Ltd.	22,972	138,699
Godrej Properties, Ltd.*	27,333	606,554
Grasim Industries, Ltd.	15,787	490,324
HCL Technologies, Ltd.	11,611	181,265
HDFC Asset Management Co., Ltd. 144A	34,151	2,127,601
HDFC Bank, Ltd.	1,015,572	10,883,587
HDFC Bank, Ltd. ADR	24,500	836,920
HDFC Life Insurance Co., Ltd. 144A	28,680	244,233
Hindalco Industries, Ltd.	146,921	1,260,885
Hindustan Aeronautics, Ltd.	16,122	861,528
ICICI Bank, Ltd.	534,275	8,097,070
ICICI Lombard General Insurance Co., Ltd. 144A	31,041	660,159
Indus Towers, Ltd.*	245,494	947,882
Info Edge India, Ltd.	43,736	645,248
Infosys, Ltd.	188,884	3,072,101
Infosys, Ltd. ADRΔ	283,902	4,619,086
InterGlobe Aviation, Ltd. 144A	17,018	1,069,865
Kotak Mahindra Bank, Ltd.	308,666	6,920,687
Larsen & Toubro, Ltd.	164,393	6,776,860
Lodha Developers, Ltd. 144A	12,615	161,371
Mahindra & Mahindra, Ltd.	329,116	12,702,111
MakeMyTrip, Ltd.Δ*	16,477	1,542,247
Marico, Ltd.	896,117	7,042,449
Max Financial Services, Ltd.*	191,840	3,405,146
Muthoot Finance, Ltd.	3,877	134,071
Navin Fluorine International, Ltd.	11,069	576,025
Netweb Technologies India, Ltd.	8,591	353,521
Oil & Natural Gas Corporation, Ltd.	786,930	2,121,055
Page Industries, Ltd.	2,498	1,144,138
PB Fintech, Ltd.*	51,975	996,885
Petronet LNG, Ltd.	25,822	81,111
Reliance Industries, Ltd.	255,807	3,929,147
SAI Life Sciences, Ltd. 144A*	25,396	246,716
SBI Life Insurance Co., Ltd. 144A	171,620	3,462,955
Suzlon Energy, Ltd.*	455,178	281,915
Tata Consultancy Services, Ltd.	311,396	10,135,730
Tata Consumer Products, Ltd.	71,030	903,737
Tech Mahindra, Ltd.	10,825	170,972

	Shares	Value
TVS Motor Co., Ltd.	14,672	$568,211
Varun Beverages, Ltd.	404,856	2,022,455
Vedanta, Ltd.	487,716	2,559,935
		127,843,547
Indonesia — 1.7%
PT Astra International Tbk	3,328,100	1,154,191
PT Bank Central Asia Tbk	20,195,959	9,248,951
PT BFI Finance Indonesia Tbk	3,509,200	161,088
PT GoTo Gojek Tokopedia Tbk*	679,706,700	2,209,123
PT Map Aktif Adiperkasa	5,746,000	186,307
PT Nusantara Sejahtera Raya Tbk 144A	1,527,700	10,909
PT United Tractors Tbk	1,402,560	2,255,470
		15,226,039
Kazakhstan — 0.4%
Kaspi.KZ JSC ADR	34,717	2,835,684
Kaspi.KZ JSC GDR	3,113	254,270
		3,089,954
Malaysia — 0.2%
Hong Leong Bank Bhd.	16,100	78,519
RHB Bank Bhd	406,800	637,744
YTL Corporation Bhd.	1,272,800	842,620
		1,558,883
Mexico — 2.8%
America Movil SAB de CV Series B	1,808,900	1,898,439
Arca Continental SAB de CV	41,291	433,687
Banco del Bajio SA 144A	88,200	222,360
Controladora Vuela Cia de Aviacion SAB de CV ADRΔ*	228,307	1,639,244
Corporation Inmobiliaria Vesta SAB de CV ADRΔ	115,683	3,272,672
Fomento Economico Mexicano SAB de CV ADR	88,545	8,733,193
Gentera SAB de CV	169,349	440,815
Grupo Aeroportuario del Centro Norte SAB de CV ADR	9,188	954,358
Grupo Financiero Banorte SAB de CV Series O	601,440	6,040,509
Industrias Penoles SAB de CV*	26,300	1,175,059
Prologis Property Mexico SA de CV REIT	81,136	332,280
Wal-Mart de Mexico SAB de CV	25,995	80,312
		25,222,928
Netherlands — 0.2%
JBS NV Class A*	102,278	1,527,011
Peru — 0.8%
Credicorp, Ltd.	28,000	7,455,840
Philippines — 0.1%
BDO Unibank, Inc.	137,680	314,393
Jollibee Foods Corporation	75,840	278,862
Monde Nissin Corporation 144A	2,882,000	330,786
		924,041
Poland — 0.8%
Bank Polska Kasa Opieki SA	22,060	1,063,145
	Shares	Value
Diagnostyka SA Series D-F	12,908	$677,004
Dino Polska SA 144A*	38,618	465,487
ORLEN SA	3,383	80,607
PGE Polska Grupa Energetyczna SA*	418,654	1,237,806
Powszechna Kasa Oszczednosci Bank Polski SA	93,289	1,812,670
Powszechny Zaklad Ubezpieczen SA	18,363	274,990
Santander Bank Polska SA	8,030	1,044,118
		6,655,827
Qatar — 0.2%
Ooredoo QPSC	37,810	141,956
Qatar National Bank QPSC	383,384	1,956,406
		2,098,362
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PAO ADR†††*	17,904	—
		—
Saudi Arabia — 1.9%
Al Rajhi Bank	48,010	1,371,896
Almarai Co. JSC	28,415	381,171
Arab National Bank	304,392	2,006,572
Arabian Internet & Communications Services Co.	17,987	1,235,013
Banque Saudi Fransi	218,595	1,040,457
Co for Cooperative Insurance (The)	14,319	519,275
Elm Co.	1,576	376,329
Rasan Information Technology Co.*	11,695	319,395
Riyad Bank	278,734	2,021,046
Saudi British Bank (The)	24,068	205,941
Saudi Electricity Co.	170,314	689,848
Saudi National Bank (The)	608,186	6,353,989
Saudi Telecom Co.	62,427	734,087
		17,255,019
Singapore — 0.2%
BOC Aviation, Ltd. 144A	8,400	75,051
Grab Holdings, Ltd. Class A*	193,293	1,163,624
Nanofilm Technologies International, Ltd.	158,006	94,485
Sea, Ltd. ADR*	1,580	282,393
		1,615,553
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	14,443	588,401
South Africa — 2.6%
Absa Group, Ltd.	69,411	728,424
Bid Corporation, Ltd.	11,581	289,860
Capitec Bank Holdings, Ltd.	2,837	572,466
Clicks Group, Ltd.	17,284	352,726
Discovery, Ltd.	507,501	5,789,097

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Gold Fields, Ltd. ADR	19,329	$811,045
Harmony Gold Mining Co., Ltd. ADR	118,970	2,159,305
JSE, Ltd.	31,944	236,184
Naspers, Ltd. Class N	19,904	7,232,550
Nedbank Group, Ltd.	46,034	569,094
Old Mutual, Ltd.Δ	3,241,200	2,504,460
Sanlam, Ltd.	55,390	268,098
Sasol, Ltd.*	175,336	1,091,078
Standard Bank Group, Ltd.	5,617	76,847
		22,681,234
South Korea — 8.9%
Doosan Bobcat, Inc.*	27,425	1,084,998
Hana Financial Group, Inc.	56,206	3,494,605
Hanwha Ocean Co., Ltd.*	7,522	591,338
HD Hyundai Heavy Industries Co., Ltd.	3,923	1,440,931
HD Hyundai Marine Solution Co., Ltd.	13,136	1,969,890
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,355	1,569,120
Hyundai Glovis Co., Ltd.	571	67,361
Hyundai Motor Co.	17,595	2,697,375
Hyundai Rotem Co., Ltd.	3,019	471,933
Industrial Bank of Korea	93,820	1,301,753
IsuPetasys Co., Ltd.	9,021	460,232
JYP Entertainment Corporation	1,025	54,673
KakaoBank Corporation	54,044	915,410
KB Financial Group, Inc.	61,577	5,082,313
Kia Corporation	25,509	1,830,957
Korea Electric Power Corporation	20,138	519,576
Korea Investment Holdings Co., Ltd.	9,021	932,979
LG Chem, Ltd.	1,248	247,752
LG Electronic, Inc.	5,685	306,655
LG Innotek Co., Ltd.	1,941	260,483
LG Uplus Corporation	13,101	143,299
NCSoft Corporation	2,105	324,304
Samsung Biologics Co., Ltd. 144A*	793	565,130
Samsung Electronics Co., Ltd.	331,066	19,847,515
Samsung Fire & Marine Insurance Co., Ltd.	22,854	7,356,281
Samsung Heavy Industries Co., Ltd.*	14,230	222,238
Shinhan Financial Group Co., Ltd.	47,531	2,396,416
SK Hynix, Inc.	78,275	19,404,215
SK Telecom Co., Ltd.	52,068	2,018,427
Woori Financial Group, Inc.	109,251	2,023,236
		79,601,395
Taiwan — 17.3%
Accton Technology Corporation	52,000	1,798,223
Alchip Technologies, Ltd.	12,000	1,378,501
ASE Technology Holding Co., Ltd.	120,000	655,246
ASPEED Technology, Inc.	19,475	3,239,131
Cathay Financial Holding Co., Ltd.	288,000	622,123
Compal Electronics, Inc.	353,000	377,117
Delta Electronics, Inc.	497,359	14,010,656
E Ink Holdings, Inc.	63,000	500,527
	Shares	Value
E.Sun Financial Holding Co., Ltd.	624,189	$684,032
Elite Material Co., Ltd.	10,000	404,712
eMemory Technology, Inc.	30,000	1,996,018
Far Eastern New Century Corporation	602,000	549,763
Fubon Financial Holding Co., Ltd.	854,850	2,482,093
Jentech Precision Industrial Co., Ltd.	7,000	558,408
Lotes Co., Ltd.	12,000	613,394
MediaTek, Inc.	242,328	10,509,705
Merida Industry Co., Ltd.	35,000	117,048
Nien Made Enterprise Co., Ltd.	18,000	251,627
PharmaEssentia Corporation	127,619	2,162,814
Quanta Computer, Inc.	152,385	1,459,719
Realtek Semiconductor Corporation	269,656	4,881,726
Taiwan Semiconductor Manufacturing Co., Ltd.	2,251,155	97,785,282
Uni-President Enterprises Corporation	1,927,384	4,969,330
Voltronic Power Technology Corporation	75,083	2,292,823
		154,300,018
Thailand — 0.8%
Advanced Info Service PCL NVDR	67,100	602,776
Bangkok Dusit Medical Services PCL	702,100	444,161
Charoen Pokphand Foods PCL NVDRΔ	1,651,000	1,135,934
Delta Electronics Thailand PCL NVDR	20,000	98,173
Krung Thai Bank PCL NVDR	1,300,900	995,319
PTT Exploration & Production PCL NVDR	76,900	273,831
SCB X PCL NVDR	44,300	175,753
True Corporation PCL NVDR*	9,922,526	3,185,912
		6,911,859
Turkey — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	106,596	552,350
MLP Saglik Hizmetleri AS 144A*	183,958	1,474,155
Turk Hava Yollari AO	22,659	171,827
Turkcell Iletisim Hizmetleri AS	284,438	670,335
Yapi ve Kredi Bankasi AS*	3,106,893	2,541,714
		5,410,381
United Arab Emirates — 0.9%
Abu Dhabi Islamic Bank PJSC	409,885	2,433,175
ADNOC Drilling Co. PJSC	188,497	288,925
Aldar Properties PJSC	1,119,570	2,891,928
Emaar Properties PJSC	248,285	882,133
Emirates NBD Bank PJSC	52,988	350,556
Emirates Telecommunications Group Co. PJSC	44,144	226,426
First Abu Dhabi Bank PJSC	256,955	1,094,125
Salik Co. PJSC	57,445	93,994
		8,261,262
United Kingdom — 2.8%
Anglo American PLC	79,257	2,988,570
Anglogold Ashanti PLC	31,013	2,165,451

	Shares	Value
Antofagasta PLC	328,670	$12,223,213
Unilever PLC	130,539	7,715,984
		25,093,218
Total Foreign Common Stocks (Cost $610,780,245)		798,934,635
FOREIGN PREFERRED STOCKS — 1.8%
Brazil — 0.5%
Itau Unibanco Holding SA 2.91%◊	91,600	671,736
Banco Bradesco SA *	1,201,200	3,999,298
Marcopolo SA 0.84%◊	176,500	293,822
		4,964,856
India — 0.0%
TVS Motor Co., Ltd. †††*	58,688	6,610
South Korea — 1.3%
Samsung Electronics Co., Ltd. 2.19%◊	237,384	11,266,485
Total Foreign Preferred Stocks (Cost $14,148,660)		16,237,951

Number of Warrants
WARRANTS — 0.0%
YTL Corporation Bhd.* (Cost $—)	375,720	114,274

	Shares	Value
MONEY MARKET FUNDS — 4.7%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	9,418,867	$9,418,867
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	19,432,293	19,432,293
Northern Institutional U.S. Treasury Portfolio (Premier), 3.95%Ø	12,814,482	12,814,482
Total Money Market Funds (Cost $41,665,642)		41,665,642
TOTAL INVESTMENTS — 98.0% (Cost $678,396,100)		872,076,395
Other Assets in Excess of Liabilities — 2.0%		18,129,608
NET ASSETS — 100.0%		$890,206,003
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE China Index	10/2025	(1,210)	$(18,289,150)	$25,670
FTSE Taiwan Index	10/2025	151	12,915,030	(104,423)
IFSC NIFTY 50 Index	10/2025	10	495,230	(2,220)
MSCI Singapore Index	10/2025	(200)	(6,935,928)	12,219
KOSPI2 Index	12/2025	174	14,753,198	1,143,239
FTSE/JSE Top 40 Index	12/2025	(115)	(6,802,513)	(186,470)
Mexican Bolsa Index	12/2025	(2)	(69,347)	(992)
MSCI Emerging Markets	12/2025	267	18,151,995	(10,622)
Thai SET50 Index	12/2025	(71)	(357,487)	1,428
Total Futures Contracts outstanding at September 30, 2025			$13,861,028	$877,829
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	Brazilian Reals	129,258,623	U.S. Dollars	23,196,571	CITI	$639,565
12/17/25	U.S. Dollars	49,740,874	Singapore Dollars	63,407,000	CITI	294,572
12/17/25	South African Rand	248,123,800	U.S. Dollars	14,014,797	CITI	270,897
12/17/25	Colombian Pesos	32,700,000,000	U.S. Dollars	8,048,056	CITI	203,560
12/17/25	Hungarian Forint	3,264,710,859	U.S. Dollars	9,613,930	CITI	166,327

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	U.S. Dollars	11,943,426	Polish Zloty	43,197,500	CITI	$74,483
12/17/25	Chinese Offshore Yuan	214,595,148	U.S. Dollars	30,217,444	CITI	55,826
12/17/25	U.S. Dollars	5,556,122	Czech Republic Koruna	114,000,000	CITI	47,314
12/17/25	Israeli Shekels	22,055,000	U.S. Dollars	6,614,785	CITI	45,560
12/17/25	U.S. Dollars	4,724,581	Chilean Pesos	4,500,000,000	CITI	44,351
12/17/25	Chilean Pesos	6,541,069,441	U.S. Dollars	6,767,093	CITI	35,953
12/17/25	Hungarian Forint	319,197,807	U.S. Dollars	931,577	MSCS	24,660
12/17/25	Hong Kong Dollars	180,752,116	U.S. Dollars	23,242,511	CITI	22,581
12/17/25	Taiwan Dollars	161,860,412	U.S. Dollars	5,323,243	CITI	22,258
12/17/25	U.S. Dollars	3,269,342	Indian Rupees	290,000,000	CITI	20,912
12/17/25	U.S. Dollars	7,224,730	Thai Baht	232,092,479	CITI	15,240
12/17/25	U.S. Dollars	699,006	Philippine Pesos	40,000,000	CITI	14,862
12/17/25	Mexican Pesos	76,000,000	U.S. Dollars	4,102,991	CITI	11,956
12/17/25	Euro	1,676,000	U.S. Dollars	1,965,111	CITI	11,624
12/17/25	U.S. Dollars	6,705,529	Brazilian Reals	36,313,000	CITI	9,174
12/17/25	U.S. Dollars	7,247,931	Chinese Offshore Yuan	51,313,822	CITI	9,010
12/17/25	U.S. Dollars	1,370,549	Colombian Pesos	5,400,000,000	CITI	7,896
12/17/25	Czech Republic Koruna	25,000,000	U.S. Dollars	1,201,480	CITI	6,592
12/17/25	South Korean Won	2,650,000,000	U.S. Dollars	1,888,468	CITI	5,800
12/17/25	U.S. Dollars	1,627,723	Israeli Shekels	5,373,000	CITI	5,141
12/17/25	U.S. Dollars	5,433,545	Hong Kong Dollars	42,178,000	CITI	4,701
12/17/25	Peruvian Nuevo Soles	992,621	U.S. Dollars	280,703	CITI	4,596
12/17/25	Thai Baht	140,608,750	U.S. Dollars	4,363,729	CITI	4,001
10/10/25	Chinese Offshore Yuan	31,821,000	U.S. Dollars	4,463,802	CITI	3,678
12/17/25	U.S. Dollars	482,070	Hungarian Forint	160,000,000	CITI	2,750
10/09/25	Chinese Offshore Yuan	4,732,518	U.S. Dollars	663,516	CITI	851
12/17/25	U.S. Dollars	86,587	Euro	73,000	CITI	488
12/17/25	Saudi Riyals	4,495,137	U.S. Dollars	1,195,888	CITI	194
12/17/25	U.S. Dollars	239,355	Indonesian Rupiahs	4,000,000,000	CITI	155
12/17/25	Singapore Dollars	712,000	U.S. Dollars	555,111	CITI	124
12/17/25	U.S. Dollars	878,717	Saudi Riyals	3,302,000	CITI	109
Subtotal Appreciation						$2,087,761
12/17/25	Saudi Riyals	1,934,000	U.S. Dollars	514,708	CITI	$(103)
12/17/25	Euro	25,000	U.S. Dollars	29,608	CITI	(122)
10/09/25	Chinese Offshore Yuan	7,098,482	U.S. Dollars	996,639	CITI	(129)
12/17/25	U.S. Dollars	34,018	Euro	29,000	CITI	(186)
12/17/25	U.S. Dollars	30,250	Peruvian Nuevo Soles	106,000	CITI	(217)
12/17/25	U.S. Dollars	4,525,446	Hong Kong Dollars	35,161,000	CITI	(221)
10/09/25	U.S. Dollars	1,660,518	Chinese Offshore Yuan	11,831,000	CITI	(360)
12/17/25	U.S. Dollars	1,894,134	Saudi Riyals	7,120,000	CITI	(380)
12/17/25	Czech Republic Koruna	6,000,000	U.S. Dollars	290,480	CITI	(543)
12/17/25	U.S. Dollars	504,085	Colombian Pesos	2,000,000,000	CITI	(601)
12/17/25	Mexican Pesos	16,000,000	U.S. Dollars	869,663	CITI	(3,358)
10/10/25	U.S. Dollars	4,463,668	Chinese Offshore Yuan	31,821,000	CITI	(3,811)
12/17/25	Colombian Pesos	3,400,000,000	U.S. Dollars	864,817	CITI	(6,850)
12/17/25	U.S. Dollars	2,673,302	Singapore Dollars	3,437,000	CITI	(6,953)
12/17/25	U.S. Dollars	8,539,723	Thai Baht	275,154,129	CITI	(7,391)
12/17/25	U.S. Dollars	1,098,247	Hungarian Forint	370,000,000	CITI	(10,181)
12/17/25	Indonesian Rupiahs	22,152,650,809	U.S. Dollars	1,345,615	CITI	(20,887)
12/17/25	U.S. Dollars	3,147,862	Czech Republic Koruna	65,900,000	CITI	(36,616)
12/17/25	U.S. Dollars	22,007,337	Chinese Offshore Yuan	156,305,214	CITI	(42,882)
12/17/25	Chinese Offshore Yuan	177,601,384	U.S. Dollars	25,109,783	CITI	(55,281)
12/17/25	Thai Baht	192,365,250	U.S. Dollars	6,047,890	CITI	(72,447)
12/17/25	U.S. Dollars	13,795,886	Israeli Shekels	46,074,000	CITI	(117,908)
12/17/25	U.S. Dollars	9,202,166	South African Rand	162,000,000	CITI	(124,962)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	U.S. Dollars	24,937,875	Polish Zloty	91,257,500	CITI	$(136,032)
12/17/25	U.S. Dollars	17,659,128	Brazilian Reals	96,920,000	CITI	(213,554)
12/17/25	Taiwan Dollars	837,581,235	U.S. Dollars	27,883,759	CITI	(222,327)
12/17/25	Philippine Pesos	625,707,209	U.S. Dollars	10,927,212	CITI	(225,360)
12/17/25	Indian Rupees	2,808,445,466	U.S. Dollars	31,817,966	CITI	(359,214)
12/17/25	South Korean Won	45,603,414,720	U.S. Dollars	32,981,087	CITI	(382,946)
12/17/25	U.S. Dollars	50,353,613	Mexican Pesos	952,009,891	CITI	(1,192,047)
Subtotal Depreciation						$(3,243,869)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$(1,156,108)
Swap Agreements outstanding at September 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	10/15/2025	GSC	BRL	32,381,800	$158,603	$—	$158,603
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/30/2025	CITI	HKD	78,044,400	141,747	—	141,747
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	12/11/2025	CITI	KRW	14,394,462,500	888,823	—	888,823
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) + 0%	12/17/2025	BAR	MXN	163,479	5,922	—	5,922
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1.35%	12/17/2025	BAR	PLN	1,063,395	191,037	—	191,037
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.5%	12/17/2025	BAR	USD	1,184,901	191,948	—	191,948
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.28%	12/17/2025	BAR	SGD	4,571,877	5,306	—	5,306
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1.55%	12/17/2025	BAR	ZAR	4,290,475	412	—	412
Shekel Overnight Interest Rate (Monthly) + 0.14%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	576,083	37,961	—	37,961
Shekel Overnight Interest Rate (Monthly) + 0.8%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	390,810	144,336	—	144,336
Subtotal Appreciation						$1,766,095	$ —	$1,766,095
Financing Index: 1-Month HIBOR + 0.25%	MSCI China Net Return HKD Index (Monthly)	12/17/2025	BAR	HKD	3,054,772	$(1,743)	$—	$(1,743)
Financing Index: Overnight Brazil CETIP - 0.7%	MSCI Brazil Net Return BRL Index (Monthly)	12/17/2025	BAR	BRL	5,020,633	(11,951)	—	(11,951)
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.48%	12/17/2025	BAR	USD	7,976,541	(11,223)	—	(11,223)
MSCI Mexico Net MXN Index (Monthly)	Central Bank of Mexico Overnight TIIE Funding Rate (Monthly) + 0%	12/17/2025	BAR	MXN	6,476,131	(27,223)	—	(27,223)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1.35%	12/17/2025	BAR	PLN	3,221,421	(8,316)	—	(8,316)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
MSCI Saudi Arabia Index Futures (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.5%	12/17/2025	BAR	USD	961,817	$(266,009)	$—	$(266,009)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 1.55%	12/17/2025	BAR	ZAR	602,981	(2,602)	—	(2,602)
Shekel Overnight Interest Rate (Monthly) + 0.8%	Tel Aviv Interbank Offered Rate (Monthly)	12/17/2025	BAR	ILS	3,436,236	(117,829)	—	(117,829)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	12/19/2025	CITI	PLN	5,371,160	(4,071)	—	(4,071)
Subtotal Depreciation						$(450,967)	$ —	$(450,967)
Net Total Return Swaps outstanding at September 30, 2025						$1,315,128	$ —	$1,315,128
Total Return Basket Swap Agreements outstanding at September 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long equity positions and pays or receives the OBFR01 plus or minus a specified spread (-3.50% to 0.50%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	2 months maturity 11/12/2025	CITI	$31,123,988	$97,487	$—	$97,487

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
SK Hynix, Inc.	7,209	$1,787,097	$81,626	83.73%
Ping An Insurance Group Co. Class A	103,200	799,974	(36,411)	(37.35)
Huatai Securities Co., Ltd. Class A	232,700	712,796	33,368	34.23
37 Interactive Entertainment Class A	232,400	709,962	2,348	2.41
Yunnan Yuntianhua Co. Class A	174,600	657,433	(5,932)	(6.08)
Shandong Nanshan Aluminum Class A	1,162,900	647,668	(3,314)	(3.40)
Hengtong Optic-Electric Co. Class A	194,200	628,062	67,047	68.78
Bank Of Shanghai Co., Ltd. Class A	470,600	591,601	(24,004)	(24.62)
China State Construction Class A	767,100	587,444	(12,911)	(13.24)
Zhongji Innolight Co., Ltd. Class A	10,000	570,045	(23,025)	(23.62)
Eoptolink Technology, Inc., Ltd. Class A	10,960	566,094	14,816	15.20
Korea Electric Power Corporation	21,338	550,537	(17,592)	(18.05)
Picc Holding Co. Class A	488,800	535,681	(29,560)	(30.32)
Cosco Shipping Holdings Co. Class A	263,700	531,386	(24,766)	(25.40)
Yutong Bus Co., Ltd. Class A	138,300	527,983	(33,610)	(34.48)
Zhejiang China Commodities Class A	201,500	526,170	(33,282)	(34.14)
Wuxi Apptec Co., Ltd. Class A	32,000	505,981	33,174	34.03
Gf Securities Co., Ltd. Class A	160,400	502,606	27,967	28.69
Yealink Network Technology Class A	92,900	483,712	(7,094)	(7.28)
Cmoc Group, Ltd. Class A	213,200	471,712	69,699	71.50
Ping An Bank Co., Ltd. Class A	293,200	466,700	(16,130)	(16.55)
Huaxia Bank Co., Ltd. Class A	487,307	450,223	(40,712)	(41.76)
China National Chemical Class A	428,800	448,322	(5,359)	(5.50)
Cambricon Technologies Class A	2,325	434,405	(51,697)	(53.03)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Guosen Securities Co., Ltd. Class A	218,200	$415,026	$(16,651)	(17.08)%
Zhejiang Nhu Co., Ltd. Class A	123,900	414,654	(23,877)	(24.49)
Contemporary Amperex Technology Co., Ltd. Class A	7,260	411,740	80,211	82.28
New China Life Insurance Co. Class A	46,000	396,213	(14,147)	(14.51)
Bank Of Hangzhou Co., Ltd. Class A	182,600	391,510	(11,814)	(12.12)
Industrial Bank Co., Ltd. Class A	138,000	384,564	(30,773)	(31.57)
Muyuan Foods Co., Ltd. Class A	51,100	380,554	(32,581)	(33.42)
Beijing Enlight Media Co., Ltd. Class A	136,700	372,222	1,903	1.95
Tianshan Aluminum Group Co. Class A	225,400	367,642	4,064	4.17
NARI Technology Co., Ltd. Class A	113,200	365,317	13,681	14.03
Foxconn Industrial Internet Class A	38,500	359,041	24,190	24.81
Avary Holding Shenzhen Co. Class A	43,700	345,500	3,184	3.27
China Railway Group, Ltd. Class A	444,400	344,056	(5,616)	(5.76)
Satellite Chemical Co., Ltd. Class A	116,700	317,840	(8,794)	(9.02)
Shenergy Company Limited Class A	280,800	308,309	(4,172)	(4.28)
Range Intelligent Computing Class A	40,800	306,700	(3,448)	(3.54)
Bank of Beijing Co., Ltd. Class A	394,900	305,338	(24,806)	(25.45)
Aluminum Corporation Of China, Ltd. Class A	259,100	300,408	7,707	7.91
Seres Group Co., Ltd. Class A	12,000	289,699	56,512	57.97
Shanghai Pudong Devel Bank Class A	166,800	278,964	(39,777)	(40.80)
Rockchip Electronics Co, Ltd.Class A	8,400	267,409	12,885	13.22
Meihua Holdings Group Co. Class A	178,100	265,372	(10,898)	(11.18)
Xiamen C & D, Inc., Class A	181,400	261,128	(8,792)	(9.02)
Dong-E-E-Jiaoco Ltd. Class A	39,000	259,167	(7,590)	(7.79)
Wens Foodstuff Group Co., Ltd. Class A	98,000	256,318	(12,055)	(12.37)
Jiangsu Hengrui Pharmaceutical Class A	24,600	247,118	8,585	8.81
Other	3,893,362	7,818,585	175,710	180.23
		$31,123,988	$97,487	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 60.1%
Communication Services — 0.1%
Array Digital Infrastructure, Inc.Δ	7,891	$394,629
Real Estate — 60.0%
Acadia Realty Trust REITΔ	98,801	1,990,840
Agree Realty Corporation REITΔ	89,719	6,373,638
Alexandria Real Estate Equities, Inc. REIT	13,061	1,088,504
American Healthcare REIT, Inc.	47,030	1,975,730
American Homes 4 Rent Class A REIT	48,080	1,598,660
AvalonBay Communities, Inc. REIT	13,895	2,684,097
Brixmor Property Group, Inc. REIT	117,838	3,261,756
Broadstone Net Lease, Inc. REIT	103,999	1,858,462
BXP, Inc. REITΔ	22,475	1,670,791
Cousins Properties, Inc. REIT	58,244	1,685,581
Crown Castle, Inc. REIT	4,731	456,494
CTO Realty Growth, Inc. REITΔ	66,454	1,083,200
CubeSmart REIT	75,038	3,051,045
Digital Realty Trust, Inc. REIT	45,055	7,789,108
EastGroup Properties, Inc. REIT	19,158	3,242,683
EPR Properties REITΔ	60,553	3,512,680
Equinix, Inc. REIT	18,258	14,300,396
Equity Residential REIT	93,581	6,057,498
Essential Properties Realty Trust, Inc. REITΔ	145,363	4,326,003
Essex Property Trust, Inc. REIT	20,142	5,391,208
Extra Space Storage, Inc. REIT	52,970	7,465,592
Federal Realty Investment Trust REIT	34	3,445
First Industrial Realty Trust, Inc. REIT	71,079	3,658,436
Four Corners Property Trust, Inc. REITΔ	106,088	2,588,547
Healthcare Realty Trust, Inc. REITΔ	104,738	1,888,426
Healthpeak Properties, Inc. REIT	47,954	918,319
Highwoods Properties, Inc. REIT	33,881	1,078,093
Host Hotels & Resorts, Inc. REIT	160,034	2,723,779
Hudson Pacific Properties, Inc. REIT*	258,633	713,827
Invitation Homes, Inc. REIT	72,920	2,138,744
Iron Mountain, Inc. REIT	62,592	6,380,628
Kilroy Realty Corporation REITΔ	47,407	2,002,946
Kite Realty Group Trust REIT	92,376	2,059,985
Lineage, Inc. REITΔ	3,400	131,376
LTC Properties, Inc. REIT	24,194	891,791
Medical Properties Trust, Inc. REITΔ	60,172	305,072
Mid-America Apartment Communities, Inc. REIT	40,417	5,647,467
NETSTREIT Corporation REITΔ	93,817	1,694,335
Omega Healthcare Investors, Inc. REIT	100,689	4,251,090
Park Hotels & Resorts, Inc. REITΔ	78,152	865,924
Prologis, Inc. REIT	162,013	18,553,729
Public Storage REIT	7,208	2,082,031
Regency Centers Corporation REIT	54,342	3,961,532
Ryman Hospitality Properties, Inc. REIT	13,205	1,183,036
Simon Property Group, Inc. REIT	53,929	10,120,855
	Shares	Value
SL Green Realty Corporation REIT	21,159	$1,265,520
Smartstop Self Storage REIT, Inc.Δ	43,495	1,637,152
Sun Communities, Inc. REIT	34,401	4,437,729
Ventas, Inc. REIT	69,237	4,845,898
Welltower, Inc. REIT	116,468	20,747,609
WP Carey, Inc. REIT	34,508	2,331,706
		191,972,993
Total Common Stocks (Cost $184,957,819)		192,367,622
FOREIGN COMMON STOCKS — 37.0%
Australia — 6.2%
Charter Hall Group REIT	14,323	215,280
Cromwell Property Group REIT	1,247,132	375,434
Dexus REITΔ	230,006	1,092,028
Gemlife Communities Group*	92,742	281,063
Goodman Group REIT	368,923	7,994,938
GPT Group (The) REIT	288,981	1,026,042
HomeCo Daily Needs REIT	349,188	313,110
Ingenia Communities Group REIT	132,523	476,654
Lifestyle Communities, Ltd.*	46,977	178,081
Mirvac Group REIT	1,923,391	2,888,336
NEXTDC, Ltd.Δ*	74,046	830,702
Region Group REIT	193,373	305,334
Scentre Group REIT	1,223,758	3,300,936
Stockland REIT	111,313	450,174
		19,728,112
Belgium — 0.9%
Aedifica SA REIT	14,432	1,071,459
VGP NVΔ	7,294	818,117
Warehouses De Pauw CVA REIT	31,315	785,052
Xior Student Housing NV REITΔ	5,402	185,971
		2,860,599
Canada — 2.3%
Chartwell Retirement Residences	229,906	3,333,695
Choice Properties Real Estate Investment Trust	109,575	1,157,399
First Capital Real Estate Investment Trust	102,517	1,456,320
Sienna Senior Living, Inc.	105,258	1,410,550
		7,357,964
Finland — 0.1%
Kojamo OYJ*	32,377	412,433
France — 2.5%
Covivio SA REIT	23,820	1,605,452
Gecina SA REIT	5,837	586,384
ICADE REITΔ	3,248	81,856
Klepierre REITΔ	51,224	1,999,780
Unibail-Rodamco-Westfield REIT*	35,876	3,778,269
		8,051,741
Germany — 2.3%
Aroundtown SA*	52,771	202,908
LEG Immobilien SE	1,589	126,640
Sirius Real Estate, Ltd. REIT	622,247	818,031

	Shares	Value
TAG Immobilien AG	106,004	$1,833,920
Vonovia SE	136,040	4,251,494
		7,232,993
Hong Kong — 3.0%
Hang Lung Properties, Ltd.	150,459	168,537
Henderson Land Development Co., Ltd.	334,000	1,176,502
Hongkong Land Holdings, Ltd.	168,075	1,063,915
Hysan Development Co., Ltd.	30,294	61,916
Link REIT	628,414	3,228,783
Sino Land Co., Ltd.	346,647	438,275
Sun Hung Kai Properties, Ltd.	8,500	101,673
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	159,846	1,912,006
SUNeVision Holdings, Ltd.Δ	381,000	336,192
Swire Properties, Ltd.	143,800	409,272
Wharf Real Estate Investment Co., Ltd.	213,113	629,281
		9,526,352
Japan — 9.6%
Activia Properties, Inc. REIT	1,233	1,122,280
Comforia Residential REIT, Inc.Δ	201	441,728
CRE Logistics REIT, Inc.	540	555,810
Daiwa House REIT Investment CorporationΔ	1,588	1,352,891
Daiwa Securities Living Investments Corporation REIT	1,304	947,022
Hulic Co., Ltd.Δ	36,243	397,018
Ichigo Office REIT Investment Corporation	1,616	1,033,082
Industrial & Infrastructure Fund Investment Corporation REIT	595	546,501
Invincible Investment Corporation REIT	677	308,711
Japan Metropolitan Fund Invest REITΔ	1,520	1,169,125
KDX Realty Investment Corporation REITΔ	2,277	2,594,030
Keihanshin Building Co., Ltd.	82,500	912,600
LaSalle Logiport REIT	816	791,668
Mitsubishi Estate Co., Ltd.Δ	206,308	4,741,751
Mitsui Fudosan Co., Ltd.	363,975	3,962,271
Mitsui Fudosan Logistics Park, Inc. REIT	2,357	1,695,223
Mori Trust REIT, Inc.Δ	2,183	1,118,899
Nippon Building Fund, Inc. REIT	257	242,428
Nippon Prologis REIT, Inc.Δ	3,065	1,790,974
Nomura Real Estate Master Fund, Inc. REIT	540	585,825
Sankei Real Estate, Inc. REIT	227	155,084
Starts Proceed Investment Corporation REIT	113	158,489
Sumitomo Realty & Development Co., Ltd.	79,396	3,502,110
Tokyo Tatemono Co., Ltd.	23,231	464,991
United Urban Investment Corporation REIT	99	120,157
		30,710,668
	Shares	Value
Netherlands — 0.3%
CTP NV 144A	32,339	$721,678
NSI NV REIT	8,435	211,213
		932,891
Norway — 0.1%
Entra ASA 144A*	27,943	333,203
Singapore — 3.1%
CapitaLand Ascendas REIT	842,744	1,823,692
Capitaland Investment, Ltd.Δ	340,795	711,734
Centurion Accommodation REIT*	2,361,300	1,903,758
City Developments, Ltd.	134,882	723,532
Digital Core REIT Management Pte, Ltd.Δ	2,400,309	1,140,524
Keppel DC REIT	139,669	258,986
Lendlease Global Commercial REITΔ	579,300	280,725
Mapletree Logistics Trust REITΔ	2,403,058	2,333,319
Mapletree Pan Asia Commercial Trust REIT	171,489	190,205
NTT DC REIT*	134,533	134,533
Suntec Real Estate Investment Trust	388,800	385,811
		9,886,819
Spain — 0.7%
Merlin Properties Socimi SA REIT	126,157	1,910,488
Neinor Homes SA 144A*	17,825	363,802
		2,274,290
Sweden — 1.6%
Castellum ABΔ	43,856	496,117
Catena ABΔ	26,132	1,190,147
Fabege ABΔ	16,315	137,859
Fastighets AB Balder, B Shares*	238,073	1,705,914
Intea Fastigheter AB	19,060	140,707
Nyfosa ABΔ	42,411	370,421
Pandox AB	18,774	359,351
Samhallsbyggnadsbolaget i Norden ABΔ*	281,648	154,011
Wihlborgs Fastigheter AB	68,399	669,686
		5,224,213
Switzerland — 0.9%
PSP Swiss Property AG	3,004	516,842
Swiss Prime Site AG	17,266	2,418,774
		2,935,616
United Kingdom — 3.4%
Big Yellow Group PLC REIT	30,038	393,568
British Land Co. PLC (The) REIT	320,247	1,505,783
Derwent London PLC REIT	5,216	122,669
Empiric Student Property PLC REIT	319,800	398,859
Grainger PLC	266,273	696,882
Great Portland Estates PLC REIT	99,372	426,588
Hammerson PLC REIT	198,278	776,742
Life Science Reit PLC REIT	408,001	200,543
LondonMetric Property PLC REIT	681,829	1,670,505
PRS REIT PLC (The)	395,606	598,150
Safestore Holdings PLC REIT	12,416	109,875

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Segro PLC REIT	222,713	$1,967,902
Shaftesbury Capital PLC REIT	263,586	504,180
Tritax Big Box REIT PLC	302,097	588,843
UNITE Group PLC (The) REIT	89,372	865,569
Workspace Group PLC REIT	32,543	173,537
		11,000,195
Total Foreign Common Stocks (Cost $109,211,800)		118,468,089
RIGHTS — 0.0%
Keppel DC REIT†††* (Cost $—)	11,173	1,299
MONEY MARKET FUNDS — 6.9%
Northern Institutional Liquid Assets Portfolio (Shares), 4.18%Ø§	14,927,285	14,927,285
	Shares	Value
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø∞	7,303,029	$7,303,029
Total Money Market Funds (Cost $22,230,314)		22,230,314
TOTAL INVESTMENTS — 104.0% (Cost $316,399,933)		333,067,324
Liabilities in Excess of Other Assets — (4.0)%		(12,948,374)
NET ASSETS — 100.0%		$320,118,950
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	12/2025	68	$2,519,400	$13,431
MSCI EAFE Index	12/2025	6	835,590	461
Total Futures Contracts outstanding at September 30, 2025			$3,354,990	$13,892
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS — 18.2%
ADTRAN Holdings, Inc.
3.75%, 09/15/30 144A ‡‡ CONV	$143,000	$161,376
Affirm Holdings, Inc.
0.00%, 11/15/26‡‡ CONV »	274,000	261,738
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	209,000	204,820
Alarm.com Holdings, Inc.
2.25%, 06/01/29‡‡ CONV	538,000	517,287
Applied Optoelectronics, Inc.
2.75%, 01/15/30‡‡ CONV	337,000	339,046
Array Technologies, Inc.
1.00%, 12/01/28‡‡ CONV	723,000	628,661
AST SpaceMobile, Inc.
2.38%, 10/15/32 144A ‡‡ CONV	177,000	184,346
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	605,000	571,120
BILL Holdings, Inc.
0.00%, 04/01/30 144A ‡‡ CONV »	351,000	313,268
BlackSky Technology, Inc.
8.25%, 08/01/33 144A ‡‡ CONV	136,000	153,680
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27‡‡ CONV	751,000	739,735
Block, Inc.
0.25%, 11/01/27‡‡ CONV	365,000	333,336
Bloom Energy Corporation
3.00%, 06/01/29‡‡ CONV	286,000	1,181,752
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	823,000	813,330
Capital Southwest Corporation
5.13%, 11/15/29‡‡ CONV	371,000	367,290
Carnival Corporation
5.75%, 12/01/27‡‡ CONV	158,000	353,278
Celcuity, Inc.
2.75%, 08/01/31‡‡ CONV	66,000	87,962
CenterPoint Energy, Inc.
4.25%, 08/15/26‡‡ CONV	572,000	636,350
Centrus Energy Corporation
2.25%, 11/01/30 144A ‡‡ CONV	348,000	1,141,440
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	593,142
Cheesecake Factory, Inc. (The)
2.00%, 03/15/30 144A ‡‡ CONV	829,000	848,067
Cloudflare, Inc.
0.00%, 06/15/30 144A ‡‡ CONV »	23,000	26,174
Cohu, Inc.
1.50%, 01/15/31 CONV	73,000	74,846
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	598,000	708,456
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	851,000	811,859
CSG Systems International, Inc.
3.88%, 09/15/28‡‡ CONV	732,000	814,899
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	619,000	606,465
	Par	Value
Dexcom, Inc.
0.38%, 05/15/28‡‡ CONV	$312,000	$284,778
DigitalOcean Holdings, Inc.
0.00%, 08/15/30 144A ‡‡ CONV »	293,000	327,246
Duke Energy Corporation
4.13%, 04/15/26‡‡ CONV	599,000	643,775
Enovis Corporation
3.88%, 10/15/28‡‡ CONV	987,000	974,416
Enphase Energy, Inc.
0.00%, 03/01/26 CONV »	411,000	401,772
Evolent Health, Inc.
3.50%, 12/01/29‡‡ CONV	681,000	548,545
4.50%, 08/15/31 144A CONV	73,000	73,332
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	166,000	159,692
2.00%, 03/01/30 144A CONV	684,000	712,814
EZCORP, Inc.
3.75%, 12/15/29 144A ‡‡ CONV	229,000	419,299
Five9, Inc.
1.00%, 03/15/29‡‡ CONV	577,000	512,664
fuboTV, Inc.
3.25%, 02/15/26‡‡ CONV	301,000	297,990
GameStop Corporation
0.00%, 06/15/32 144A ‡‡ CONV »	377,000	431,476
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	743,312
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	356,000	349,770
2.50%, 06/01/29‡‡ CONV	618,000	573,292
Hims & Hers Health, Inc.
0.00%, 05/15/30 144A ‡‡ CONV »	245,000	276,238
indie Semiconductor, Inc.
4.50%, 11/15/27 144A ‡‡ CONV	352,000	348,920
Integer Holdings Corporation
1.88%, 03/15/30 144A ‡‡ CONV	543,000	528,882
Ionis Pharmaceuticals, Inc.
1.75%, 06/15/28‡‡ CONV	324,000	448,942
Jamf Holding Corporation
0.13%, 09/01/26 CONV	72,000	69,264
Jazz Investments I, Ltd.
3.13%, 09/15/30 CONV	835,000	992,815
JBT Marel Corporation
0.38%, 09/15/30 144A CONV	14,000	13,636
LeMaitre Vascular, Inc.
2.50%, 02/01/30 144A ‡‡ CONV	576,000	589,248
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	773,000	764,883
Live Nation Entertainment, Inc.
3.13%, 01/15/29‡‡ CONV	733,000	1,184,242
Lumentum Holdings, Inc.
0.50%, 06/15/28‡‡ CONV	366,000	510,570
MARA Holdings, Inc.
0.00%, 03/01/30 144A CONV »	58,000	58,232

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.00%, 06/01/31 144A ‡‡ CONV »	$442,000	$420,600
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	652,000	623,116
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29‡‡ CONV	495,000	1,191,217
Mitek Systems, Inc.
0.75%, 02/01/26 CONV	261,000	257,212
MKS, Inc.
1.25%, 06/01/30 CONV	545,000	598,137
NCL Corporation, Ltd.
0.75%, 09/15/30 144A CONV	72,000	72,990
Oddity Finance LLC
0.00%, 06/15/30 144A ‡‡ CONV »	250,000	252,813
Omnicell, Inc.
1.00%, 12/01/29 144A ‡‡ CONV	711,000	662,652
ON Semiconductor Corporation
0.50%, 03/01/29‡‡ CONV	694,000	642,069
Oscar Health, Inc.
2.25%, 09/01/30 144A CONV	143,000	157,991
OSI Systems, Inc.
2.25%, 08/01/29 CONV	477,000	693,200
Pacira BioSciences, Inc.
2.13%, 05/15/29‡‡ CONV	319,000	324,899
Parsons Corporation
2.63%, 03/01/29‡‡ CONV	291,000	332,468
Peabody Energy Corporation
3.25%, 03/01/28‡‡ CONV	146,000	219,176
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	219,000	216,369
1.63%, 01/15/30 144A CONV	358,000	352,874
Peloton Interactive, Inc.
0.00%, 02/15/26 CONV »	135,000	132,806
PennyMac Corporation
5.50%, 03/15/26 CONV	673,000	671,654
8.50%, 06/01/29 CONV	177,000	182,930
PG&E Corporation
4.25%, 12/01/27‡‡ CONV	897,000	909,379
Planet Labs PBC
0.50%, 10/15/30 144A ‡‡ CONV	144,000	194,760
Progress Software Corporation
3.50%, 03/01/30‡‡ CONV	651,000	656,371
PROS Holdings, Inc.
2.25%, 09/15/27‡‡ CONV	356,000	352,618
Rapid7, Inc.
1.25%, 03/15/29‡‡ CONV	553,000	490,974
Redwood Trust, Inc.
7.75%, 06/15/27‡‡ CONV	1,422,000	1,426,266
Rubrik, Inc.
0.00%, 06/15/30 144A CONV »	38,000	38,532
Sirius XM Holdings, Inc.
3.75%, 03/15/28‡‡ CONV	913,000	954,085
Snap, Inc.
0.50%, 05/01/30‡‡ CONV	741,000	637,260
	Par	Value
SolarEdge Technologies, Inc.
2.25%, 07/01/29 CONV	$217,000	$287,200
Spectrum Brands, Inc.
3.38%, 06/01/29‡‡ CONV	684,000	637,317
Sphere Entertainment Co.
3.50%, 12/01/28‡‡ CONV	666,000	1,262,070
Strategy, Inc.
0.00%, 12/01/29 144A ‡‡ CONV »	568,000	510,496
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	1,061,000	1,044,554
Sunrun, Inc.
4.00%, 03/01/30‡‡ CONV	291,000	396,867
Super Micro Computer, Inc.
0.00%, 06/15/30 144A ‡‡ CONV »	451,000	498,806
Teladoc Health, Inc.
1.25%, 06/01/27 CONV	338,000	317,380
Tempus AI, Inc.
0.75%, 07/15/30 144A ‡‡ CONV	165,000	207,488
Terawulf, Inc.
2.75%, 02/01/30 144A ‡‡ CONV	293,000	473,082
1.00%, 09/01/31 144A CONV	245,000	292,775
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,113,000
Unity Software, Inc.
0.00%, 03/15/30 144A ‡‡ CONV »	295,000	399,172
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	168,896
Wayfair, Inc.
3.50%, 11/15/28‡‡ CONV	523,000	1,085,748
Western Digital Corporation
3.00%, 11/15/28‡‡ CONV	688,000	2,208,480
WisdomTree, Inc.
4.63%, 08/15/30 144A ‡‡ CONV	586,000	623,597
XPLR Infrastructure LP
0.00%, 11/15/25 144A ‡‡ CONV »	620,000	616,900
Ziff Davis, Inc.
1.75%, 11/01/26‡‡ CONV	474,000	455,869
3.63%, 03/01/28 144A CONV	298,000	288,315
Zscaler, Inc.
0.00%, 07/15/28 144A CONV »	105,000	104,370
Total Corporate Bonds (Cost $45,739,437)		53,371,568
FOREIGN BONDS — 1.5%
Australia — 0.1%
IREN, Ltd.
3.50%, 12/15/29 144A ‡‡ CONV	98,000	350,693
Canada — 0.6%
Equinox Gold Corporation
4.75%, 10/15/28‡‡ CONV	591,000	1,135,606

	Par	Value
Fortuna Mining Corporation
3.75%, 06/30/29 CONV	$396,000	$629,744
		1,765,350
China — 0.1%
Qfin Holdings, Inc.
0.50%, 04/01/30 144A ‡‡ CONV	201,000	173,865
Denmark — 0.2%
Ascendis Pharma A/S
2.25%, 04/01/28‡‡ CONV	509,000	694,149
Israel — 0.4%
Pagaya Technologies, Ltd.
6.13%, 10/01/29 144A ‡‡ CONV	453,000	1,077,234
Wix.com, Ltd.
0.00%, 09/15/30 144A ‡‡ CONV »	181,000	198,104
		1,275,338
Netherlands — 0.1%
Nebius Group NV
1.00%, 09/15/30 144A CONV	22,000	25,641
2.75%, 09/15/32 144A ‡‡ CONV	72,000	83,880
		109,521
Total Foreign Bonds (Cost $2,734,452)		4,368,916
MORTGAGE-BACKED SECURITIES — 4.2%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	735,736	759,111
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.65%, 05/15/45† IO	173,581	17,806
Federal National Mortgage Association
6.50%, 09/01/53	1,421,641	1,478,511
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 1.68%, 05/25/47† IO	243,619	29,672
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 1.73%, 02/25/48† IO	138,859	16,904
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.63%, 10/25/40Ω † IO	407,001	31,244
Government National Mortgage Association
4.00%, 05/20/48	784,992	753,226
	Par	Value
2.50%, 09/20/51	$128,766	$110,195
2.50%, 11/20/51	477,959	410,755
2.50%, 12/20/51	273,434	234,987
4.50%, 10/01/55 TBA	2,000,000	1,939,828
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 08/20/45† IO	94,446	10,005
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 1.73%, 09/20/48† IO	274,124	36,003
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 10/20/48† IO	110,361	13,533
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 1.23%, 01/20/48† IO	674,192	80,356
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	125,745	15,463
Government National Mortgage Association, Series 2019-110
1.63%, 09/20/49† IO	457,285	56,498
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 1.68%, 01/20/49† IO	370,573	47,479
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	527,738	94,587
3.50%, 12/20/49 IO	302,843	56,575
Government National Mortgage Association, Series 2019-20
(Floating, CME Term SOFR 1M + 3.68%, 3.79% Cap), 0.00%, 02/20/49† IO	280,296	6,918
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 01/20/49† IO	107,941	12,662
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	256,290	36,561
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 02/20/50† IO	245,403	33,346

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	$226,490	$44,577
Government National Mortgage Association, Series 2020-61
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 1.58%, 08/20/49† IO	522,737	62,423
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	421,309	92,521
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	135,236	30,165
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 1.77%, 05/20/53† IO	495,675	30,829
Uniform Mortgage Backed Securities
2.50%, 10/01/53 TBA	1,000,000	842,652
4.50%, 10/01/53 TBA	1,000,000	970,092
5.50%, 10/01/53 TBA	3,000,000	3,025,183
6.00%, 10/01/54 TBA	1,000,000	1,021,744
Total Mortgage-Backed Securities (Cost $12,292,594)		12,402,411

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
Pay 6-Month EURIBOR (Semiannually); Receive 1.75% (Annually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $1.75, Expires 01/30/26 (BAR)	1	$13,450,000	2,122
Pay 6-Month EURIBOR (Semiannually); Receive 1.95% (Annually); Interest Rate Swap Maturing 05/13/2031 EUR, Strike Price $1.95, Expires 05/11/26 (BNP)	1	4,470,000	5,728
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 09/08/2028 EUR, Strike Price $2.00, Expires 09/04/26 (BOA)	1	$6,350,000	$10,988
Pay 6-Month EURIBOR (Semiannually); Receive 2% (Annually); Interest Rate Swap Maturing 11/13/2031 EUR, Strike Price $2.00, Expires 11/11/26 (BNP)	1	4,520,000	14,140
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $2.25, Expires 01/30/26 (BAR)	1	13,450,000	37,742
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 03/10/2029 EUR, Strike Price $2.25, Expires 03/08/27 (BNP)	1	11,070,000	45,725
Pay 6-Month EURIBOR (Semiannually); Receive 2.25% (Annually); Interest Rate Swap Maturing 05/04/2031 EUR, Strike Price $2.25, Expires 04/29/26 (BNP)	1	3,150,000	12,672

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.45% (Annually); Interest Rate Swap Maturing 03/26/2036 EUR, Strike Price $2.45, Expires 03/24/26 (BNP)	1	$2,280,000	$12,599
Total Purchased Options (Premiums paid $346,337)			141,716

	Par
U.S. TREASURY OBLIGATIONS — 21.3%
U.S. Treasury Bill
3.88%, 11/18/25Ω	$34,300,000	34,117,753
U.S. Treasury Inflationary Indexed Bond
1.50%, 02/15/53	6,357,605	5,093,642
U.S. Treasury Notes
3.63%, 09/30/30	11,660,000	11,601,244
3.88%, 09/30/32	11,870,000	11,831,979
		23,433,223
Total U.S. Treasury Obligations (Cost $62,862,583)		62,644,618

	Shares
COMMON STOCKS — 10.3%
Communication Services — 0.6%
AT&T, Inc.	12,057	340,490
Charter Communications, Inc. Class A*	533	146,631
IAC, Inc.*	8,771	298,828
Live Nation Entertainment, Inc.*	1,524	249,021
New York Times Co. (The) Class A	1,869	107,281
News Corporation Class A	5,211	160,030
NII Holdings, Inc.††† *	76,167	19,803
Roku, Inc.*	1,024	102,533
Take-Two Interactive Software, Inc.*	1,169	302,023
Trade Desk, Inc. (The) Class A*	100	4,901
		1,731,541
Consumer Discretionary — 2.5%
Abercrombie & Fitch Co. Class A*	1,293	110,616
AutoZone, Inc.*	108	463,346
Best Buy Co., Inc.	6,512	492,437
BorgWarner, Inc.	4,656	204,678
Chewy, Inc. Class A*	14,409	582,844
Columbia Sportswear Co.	2,010	105,123
D.R. Horton, Inc.	292	49,485
Deckers Outdoor Corporation*	656	66,499
Dillard's, Inc. Class A	233	143,174
eBay, Inc.	1,473	133,969
Etsy, Inc.*	3,666	243,386
	Shares	Value
Gap, Inc. (The)	2,626	$56,170
Hasbro, Inc.	4,716	357,709
Lennar Corporation Class A	1,583	199,521
Lowe’s Cos., Inc.	1,374	345,300
MercadoLibre, Inc.*	188	439,345
Mohawk Industries, Inc.*	2,390	308,119
Murphy U.S.A., Inc.	483	187,529
O’Reilly Automotive, Inc.*	3,527	380,246
Penske Automotive Group, Inc.	848	147,476
Polaris, Inc.	1,952	113,470
Ralph Lauren Corporation	585	183,433
Rivian Automotive, Inc. Class A*	28,559	419,246
Ross Stores, Inc.	1,893	288,474
Tapestry, Inc.	2,401	271,841
Taylor Morrison Home Corporation Class A*	1,967	129,842
TJX Cos., Inc. (The)	2,550	368,577
Tractor Supply Co.	1,174	66,765
Wayfair, Inc. Class A*	4,496	401,628
		7,260,248
Consumer Staples — 1.3%
Albertsons Cos., Inc. Class A	8,061	141,148
BJ's Wholesale Club Holdings, Inc.*	721	67,233
Church & Dwight Co., Inc.	888	77,815
Clorox Co. (The)	1,660	204,678
Coca-Cola Consolidated, Inc.	2,059	241,232
Colgate-Palmolive Co.	3,631	290,262
Conagra Brands, Inc.	1,402	25,671
Costco Wholesale Corporation	260	240,664
Coty, Inc. Class A*	12,471	50,383
Dollar Tree, Inc.*	536	50,582
Freshpet, Inc.*	659	36,318
Ingredion, Inc.	762	93,048
Kimberly-Clark Corporation	2,286	284,241
Kroger Co. (The)	3,020	203,578
Monster Beverage Corporation*	4,973	334,733
PepsiCo, Inc.‡‡	373	52,384
Pilgrim’s Pride Corporation	4,782	194,723
Post Holdings, Inc.*	378	40,627
Procter & Gamble Co. (The)	760	116,774
Sprouts Farmers Market, Inc.*	947	103,034
Sysco Corporation	2,678	220,507
Target Corporation	202	18,119
Tyson Foods, Inc. Class A	2,255	122,447
U.S. Foods Holding Corporation*	2,767	212,008
Walmart, Inc.	4,187	431,512
		3,853,721
Financials — 2.2%
Allstate Corporation (The)	1,390	298,364
American Financial Group, Inc.	1,554	226,449
American International Group, Inc.	452	35,500
Arch Capital Group, Ltd.	1,865	169,211
Axis Capital Holdings, Ltd.	1,575	150,885
Cincinnati Financial Corporation	2,748	434,459
CNA Financial Corporation	3,876	180,079
CNO Financial Group, Inc.	1,963	77,637

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Everest Group, Ltd.	833	$291,742
EZCORP, Inc. Class A*	11,886	226,309
Fidelity National Financial, Inc.	4,158	251,517
Hanover Insurance Group, Inc. (The)	1,133	205,787
Hartford Insurance Group, Inc. (The)	2,404	320,670
Loews Corporation	1,283	128,800
Marsh & McLennan Cos., Inc.	1,315	265,012
MetLife, Inc.	4,381	360,863
Old Republic International Corporation	4,686	199,014
Primerica, Inc.	1,650	458,024
Principal Financial Group, Inc.	768	63,675
Progressive Corporation (The)	677	167,185
Reinsurance Group of America, Inc.	356	68,398
RLI Corporation	2,638	172,050
Selective Insurance Group, Inc.	6,105	494,932
Travelers Cos., Inc. (The)	1,787	498,966
Unum Group	1,965	152,838
W.R. Berkley Corporation	7,753	594,035
		6,492,401
Industrials — 0.2%
C.H. Robinson Worldwide, Inc.	150	19,860
Carpenter Technology Corporation	252	61,876
FedEx Corporation	263	62,018
J.B. Hunt Transport Services, Inc.	1,485	199,243
Knight-Swift Transportation Holdings, Inc.	1,900	75,069
Lyft, Inc. Class A*	11,541	254,017
Ryder System, Inc.	411	77,531
Schneider National, Inc. Class B	1,359	28,756
		778,370
Information Technology — 1.9%
Amkor Technology, Inc.	7,789	221,208
Amphenol Corporation Class A	5,081	628,774
Arista Networks, Inc.*	4,485	653,509
Arrow Electronics, Inc.*	2,295	277,695
Avnet, Inc.	4,329	226,320
Ciena Corporation*	1,493	217,485
Cognex Corporation	310	14,043
F5, Inc.*	976	315,433
Intel Corporation*	7,953	266,823
IPG Photonics Corporation*	2,604	206,211
Lam Research Corporation	3,827	512,435
MACOM Technology Solutions Holdings, Inc.*	1,201	149,513
Micron Technology, Inc.	2,285	382,326
NetApp, Inc.	2,173	257,414
Onto Innovation, Inc.*	323	41,738
Power Integrations, Inc.	1,269	51,026
Pure Storage, Inc. Class A*	5,006	419,553
Qorvo, Inc.*	182	16,577
Rambus, Inc.*	1,138	118,580
Silicon Laboratories, Inc.*	3,809	499,474
Skyworks Solutions, Inc.	50	3,849
Zebra Technologies Corporation Class A*	314	93,308
		5,573,294
	Shares	Value
Materials — 1.5%
AptarGroup, Inc.	2,176	$290,844
Avery Dennison Corporation	1,186	192,334
Cabot Corporation	3,823	290,739
CF Industries Holdings, Inc.	968	86,830
Commercial Metals Co.	1,619	92,736
Corteva, Inc.	2,303	155,752
Crown Holdings, Inc.	4,434	428,280
DuPont de Nemours, Inc.	243	18,930
Ecolab, Inc.	465	127,345
Element Solutions, Inc.	3,748	94,337
Freeport-McMoRan, Inc.	6,308	247,400
Graphic Packaging Holding Co.	825	16,145
Greif, Inc. Class A	2,173	129,858
Huntsman Corporation	32,927	295,684
Martin Marietta Materials, Inc.	252	158,831
Mosaic Co. (The)	1,995	69,187
NewMarket Corporation	310	256,745
Newmont Corporation	872	73,518
Olin Corporation	7,306	182,577
Packaging Corporation of America	538	117,246
Reliance, Inc.	142	39,878
Royal Gold, Inc.	2,632	527,927
Scotts Miracle-Gro Co. (The)	1,210	68,909
Sherwin-Williams Co. (The)	814	281,856
Steel Dynamics, Inc.	191	26,631
Vulcan Materials Co.	358	110,128
		4,380,647
Real Estate — 0.1%
CBRE Group, Inc. Class A*	378	59,558
Jones Lang LaSalle, Inc.*	716	213,568
		273,126
Total Common Stocks (Cost $24,942,887)		30,343,348
FOREIGN COMMON STOCKS — 0.7%
Belgium — 0.2%
Liberty Global, Ltd. Class A*	42,630	488,540
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	305	77,449
Ireland — 0.2%
Seagate Technology Holdings PLC	207	48,864
TE Connectivity PLC	1,421	311,952
Willis Towers Watson PLC	313	108,126
		468,942
Netherlands — 0.0%
LyondellBasell Industries NV Class A	2,984	146,335
Switzerland — 0.2%
Chubb, Ltd.	978	276,041
Garmin, Ltd.	868	213,719
		489,760
United Arab Emirates — 0.1%
GLOBALFOUNDRIES, Inc.*	10,993	393,989
Total Foreign Common Stocks (Cost $1,816,324)		2,065,015

	Shares	Value
PREFERRED STOCKS — 2.4%
Albemarle Corporation
7.25% CONV	20,062	$759,948
AMG Capital Trust II
5.15% CONV	13,578	869,192
Apollo Global Management, Inc.
6.75% CONV	10,047	706,103
Ares Management Corporation
6.75% CONV	14,463	718,666
BrightSpring Health Services, Inc.
6.75% CONV	10,173	1,028,389
Bruker Corporation
0.00% CONV *	866	235,379
Chart Industries, Inc.
6.75% CONV	10,374	737,176
Hewlett Packard Enterprise Co.
7.63% CONV	12,011	815,547
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	10,560
NCR Voyix Corporation PIK
5.50% CONV 1	523	535,353
Shift4 Payments, Inc.
6.00% CONV	6,388	606,030
Total Preferred Stocks (Cost $6,115,238)		7,022,343
MONEY MARKET FUNDS — 38.6%
GuideStone Money Market Fund, 4.05% (Institutional Class)Ø ∞	87,711,271	87,711,271
Northern Institutional U.S. Treasury Portfolio (Premier), 3.95%Ø	25,614,685	25,614,685
Total Money Market Funds (Cost $113,325,956)		113,325,956
TOTAL INVESTMENTS — 97.3% (Cost $270,175,808)		285,685,891
COMMON STOCKS SOLD SHORT — (8.5)%
Communication Services — (0.8)%
AST SpaceMobile, Inc. *	(1,936)	(95,019)
Live Nation Entertainment, Inc. *	(5,842)	(954,583)
Sirius XM Holdings, Inc.	(12,961)	(301,677)
Snap, Inc. Class A *	(13,284)	(102,420)
Sphere Entertainment Co. *	(16,344)	(1,015,289)
Ziff Davis, Inc. *	(155)	(5,905)
		(2,474,893)
Consumer Discretionary — (0.7)%
Carnival Corporation *	(11,322)	(327,319)
Cheesecake Factory, Inc. (The)	(6,536)	(357,127)
GameStop Corporation Class A *	(9,266)	(252,777)
Marriott Vacations Worldwide Corporation	(186)	(12,380)
Norwegian Cruise Line Holdings, Ltd. *	(1,296)	(31,920)
Wayfair, Inc. Class A *	(10,530)	(940,645)
		(1,922,168)
	Shares	Value
Consumer Staples — (0.0)%
Spectrum Brands Holdings, Inc.	(1,445)	$(75,906)
Energy — (0.4)%
Centrus Energy Corporation Class A *	(3,342)	(1,036,254)
Peabody Energy Corporation	(5,805)	(153,949)
(1,190,203)
Financials — (1.0)%
Affiliated Managers Group, Inc.	(2,121)	(505,710)
Apollo Global Management, Inc.	(4,568)	(608,777)
Ares Management Corporation Class A	(3,589)	(573,845)
Block, Inc. *	(58)	(4,192)
EZCORP, Inc. Class A *	(29,981)	(570,838)
Oscar Health, Inc. Class A *	(3,003)	(56,847)
Shift4 Payments, Inc. Class A *	(5,607)	(433,982)
WisdomTree, Inc.	(18,130)	(252,007)
(3,006,198)
Health Care — (1.6)%
Bridgebio Pharma, Inc. *	(3,581)	(185,997)
BrightSpring Health Services, Inc. *	(31,930)	(943,851)
Bruker Corporation	(5,052)	(164,139)
Celcuity, Inc. *	(1,012)	(49,993)
Collegium Pharmaceutical, Inc. *	(12,002)	(419,950)
CONMED Corporation	(309)	(14,532)
Dexcom, Inc. *	(365)	(24,561)
Enovis Corporation *	(5,421)	(164,473)
Evolent Health, Inc. Class A *	(7,262)	(61,437)
Exact Sciences Corporation *	(5,403)	(295,598)
Haemonetics Corporation *	(1,300)	(63,362)
Hims & Hers Health, Inc. *	(2,542)	(144,182)
Integer Holdings Corporation *	(1,839)	(190,024)
Ionis Pharmaceuticals, Inc. *	(4,575)	(299,297)
LeMaitre Vascular, Inc.	(2,731)	(238,990)
Mirum Pharmaceuticals, Inc. *	(14,332)	(1,050,679)
Omnicell, Inc. *	(5,923)	(180,355)
Pacira BioSciences, Inc. *	(4,774)	(123,026)
Tempus AI, Inc. *	(1,494)	(120,581)
(4,735,027)
Industrials — (1.0)%
Array Technologies, Inc. *	(10,180)	(82,967)
BlackSky Technology, Inc. *	(2,138)	(43,081)
Bloom Energy Corporation Class A *	(10,070)	(851,620)
Chart Industries, Inc. *	(3,216)	(643,682)
CSG Systems International, Inc.	(6,135)	(394,971)
Greenbrier Cos., Inc. (The)	(6,404)	(295,673)
JBT Marel Corporation	(28)	(3,932)
Parsons Corporation *	(1,765)	(146,354)
Planet Labs PBC *	(9,202)	(119,442)
Sunrun, Inc. *	(15,176)	(262,393)
(2,844,115)
Information Technology — (2.3)%
ADTRAN Holdings, Inc. *	(9,190)	(86,202)
Alarm.com Holdings, Inc. *	(2,439)	(129,462)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Applied Optoelectronics, Inc. *	(5,137)	$(133,202)
Bentley Systems, Inc. Class B	(1,448)	(74,543)
BILL Holdings, Inc. *	(1,312)	(69,497)
Bit Digital, Inc. *	(5,600)	(16,501)
Cloudflare, Inc. Class A *	(64)	(13,734)
Cohu, Inc. *	(584)	(11,873)
DigitalOcean Holdings, Inc. *	(4,424)	(151,124)
Five9, Inc. *	(1,725)	(41,745)
Hewlett Packard Enterprise Co.	(27,258)	(669,456)
indie Semiconductor, Inc. Class A *	(16,280)	(66,260)
Lumentum Holdings, Inc. *	(2,081)	(338,600)
MARA Holdings, Inc. *	(7,015)	(128,094)
MKS, Inc.	(2,313)	(286,280)
NCR Voyix Corporation *	(13,637)	(171,144)
ON Semiconductor Corporation *	(2,453)	(120,957)
OSI Systems, Inc. *	(1,971)	(491,252)
Progress Software Corporation *	(4,271)	(187,625)
PROS Holdings, Inc. *	(1,010)	(23,139)
Rapid7, Inc. *	(1,707)	(32,006)
Rubrik, Inc. Class A *	(195)	(16,039)
Sandisk Corporation *	(1)	(72)
SolarEdge Technologies, Inc. *	(5,251)	(194,287)
Strategy, Inc. *	(454)	(146,283)
Super Micro Computer, Inc. *	(5,195)	(249,048)
Terawulf, Inc. *	(42,552)	(485,944)
Unity Software, Inc. *	(4,940)	(197,798)
Western Digital Corporation	(17,346)	(2,082,561)
Zscaler, Inc. *	(108)	(32,363)
(6,647,091)
Materials — (0.4)%
Albemarle Corporation	(7,759)	(629,100)
Century Aluminum Co. *	(16,285)	(478,127)
(1,107,227)
Real Estate — (0.0)%
Pebblebrook Hotel Trust REIT	(13,778)	(156,931)
Utilities — (0.3)%
CenterPoint Energy, Inc.	(9,872)	(383,033)
Duke Energy Corporation	(3,209)	(397,114)
PG&E Corporation	(8,110)	(122,299)
(902,446)
Total Common Stocks Sold Short (Proceeds $(18,628,714))		(25,062,205)
FOREIGN COMMON STOCKS SOLD SHORT — (1.3)%
Australia — (0.1)%
IREN, Ltd. *	(6,771)	(317,763)
Canada — (0.5)%
Equinox Gold Corporation *	(83,762)	(939,810)
Fortuna Mining Corporation *	(48,251)	(432,329)
(1,372,139)
China — (0.0)%
Qfin Holdings, Inc. ADR	(1,381)	(39,745)
	Shares	Value
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(2,091)	$(415,712)
Ireland — (0.2)%
Jazz Pharmaceuticals PLC *	(3,398)	(447,856)
Israel — (0.4)%
Oddity Tech, Ltd. Class A *	(1,748)	(108,900)
Pagaya Technologies, Ltd. Class A *	(29,530)	(876,746)
Wix.com, Ltd. *	(579)	(102,848)
(1,088,494)
Netherlands — (0.0)%
Nebius Group NV *	(463)	(51,981)
Total Foreign Common Stocks Sold Short (Proceeds $(2,329,439))		(3,733,690)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. ††† *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) ††† *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT — (9.8)% (Proceeds $(20,958,153))		(28,795,895)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
Bloom Energy Corp., Strike Price $26.00, Expires 11/21/25 (Evercore)	(27)	$(228,339)	(159,570)
Unity Software, Inc., Strike Price $30.00, Expires 10/17/25 (Evercore)	(16)	(64,064)	(16,280)
(175,850)
Call Swaptions — (0.0)%
Pay 2% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 02/03/2028 EUR, Strike Price $2.00, Expires 01/30/26 (BAR)	(1)	(26,900,000)	(18,434)

	Number of Contracts	Notional Amount	Value
Pay 2.0845% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/13/2046 EUR, Strike Price $2.08, Expires 11/11/26 (BNP)	(1)	$(1,330,000)	$(8,125)
Pay 2.347% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/10/2057 EUR, Strike Price $2.35, Expires 03/08/27 (BNP)	(1)	(1,030,000)	(26,598)
Pay 2.4% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2046 EUR, Strike Price $2.40, Expires 05/11/26 (BNP)	(1)	(1,364,898)	(8,512)
Pay 2.498% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 03/26/2056 EUR, Strike Price $2.50, Expires 03/24/26 (BNP)	(1)	(960,000)	(11,963)
	Number of Contracts	Notional Amount	Value
Pay 2.551% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 09/08/2056 EUR, Strike Price $2.55, Expires 09/04/26 (BOA)	(1)	$(630,000)	$(16,892)
Pay 2.586% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/04/2056 EUR, Strike Price $2.59, Expires 04/29/26 (BNP)	(1)	(730,000)	(14,297)
(104,821)
Total Written Options (Premiums received $ (308,613))			(280,671)

	Par
TBA SALE COMMITMENT — (0.3)%
Uniform Mortgage Backed Securities 6.50%, 10/01/55 TBA (Proceeds $(1,035,996))	$(1,000,000)	(1,033,540)
Other Assets in Excess of Liabilities — 12.9%		38,016,789
NET ASSETS — 100.0%		$293,592,574
Futures Contracts outstanding at September 30, 2025:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	10/2025	2	$37,310	$250
Euro-BTP	12/2025	(1)	(140,698)	(1,413)
Euro-OAT	12/2025	(2)	(284,942)	(2,728)
Euro-Bobl	12/2025	(57)	(7,883,946)	2,677
Euro-Bund	12/2025	(89)	(13,434,338)	(87,060)
Australian Dollars/U.S. Dollars	12/2025	(131)	(8,674,820)	(8,698)
British Pounds/U.S. Dollars	12/2025	(5)	(420,344)	3,790
Euro/U.S. Dollars	12/2025	(169)	(24,910,600)	72,226
Japanese Yen/U.S. Dollars	12/2025	(33)	(2,810,775)	22,357
Mexican Pesos/U.S. Dollars	12/2025	(5)	(135,300)	(2,400)
New Zealand Dollars/U.S. Dollars	12/2025	(10)	(581,450)	15,128
South African Rand/U.S. Dollars	12/2025	(1)	(28,813)	(450)
Swiss Francs/U.S. Dollars	12/2025	(1)	(158,413)	744

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
U.S. Dollars/Norwegian Kroner	12/2025	1	$100,030	$82
U.S. Dollars/Swedish Kronor	12/2025	(2)	(198,914)	(1,130)
Canadian Dollars/U.S. Dollars	12/2025	(1)	(72,100)	650
10-Year U.S. Treasury Note	12/2025	20	2,250,000	(44,313)
U.S. Treasury Long Bond	12/2025	67	7,811,781	116,546
Ultra 10-Year U.S. Treasury Note	12/2025	(277)	(31,876,641)	(319,746)
Ultra Long U.S. Treasury Bond	12/2025	(67)	(8,044,187)	(100,065)
Long GILT	12/2025	(1)	(122,171)	(568)
10-Year Bond	12/2025	(1)	(87,993)	(1,969)
2-Year U.S. Treasury Note	12/2025	199	41,471,289	(112,680)
5-Year U.S. Treasury Note	12/2025	52	5,678,156	(34,531)
3-Month SONIA SO3	03/2026	156	50,415,998	(60,995)
3-Month SONIA SO3	06/2026	121	39,157,605	(16,476)
3-Month SONIA SO3	03/2027	96	31,113,993	(43,409)
Total Futures Contracts outstanding at September 30, 2025			$78,169,717	$(604,181)
Forward Foreign Currency Contracts outstanding at September 30, 2025:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/25	U.S. Dollars	3,983,061	New Zealand Dollars	6,666,539	MSCS	$106,045
12/17/25	U.S. Dollars	3,537,542	Indian Rupees	308,818,637	MSCS	78,316
12/17/25	U.S. Dollars	5,186,504	Canadian Dollars	7,096,823	MSCS	68,012
12/17/25	U.S. Dollars	2,586,794	South Korean Won	3,556,341,970	MSCS	44,657
10/23/25	U.S. Dollars	1,275,814	New Zealand Dollars	2,132,655	MSCS	38,233
12/17/25	U.S. Dollars	2,508,250	Japanese Yen	362,899,915	MSCS	34,099
12/17/25	Hungarian Forint	415,158,323	U.S. Dollars	1,212,869	MSCS	30,841
12/17/25	Australian Dollars	4,160,945	U.S. Dollars	2,727,851	MSCS	28,009
12/17/25	U.S. Dollars	641,761	Taiwan Dollars	18,586,355	MSCS	27,940
11/10/25	Australian Dollars	1,408,062	U.S. Dollars	905,798	MSCS	26,455
12/17/25	U.S. Dollars	3,425,048	British Pounds	2,529,787	MSCS	22,441
12/17/25	U.S. Dollars	4,021,556	Euro	3,393,292	MSCS	19,384
11/14/25	Mexican Pesos	13,573,262	U.S. Dollars	719,104	MSCS	18,391
12/17/25	Mexican Pesos	27,600,217	U.S. Dollars	1,477,762	MSCS	16,626
12/17/25	Czech Republic Koruna	54,182,920	U.S. Dollars	2,601,794	MSCS	16,480
12/17/25	Euro	3,723,184	U.S. Dollars	4,375,968	MSCS	15,291
12/17/25	South African Rand	16,393,241	U.S. Dollars	931,071	MSCS	12,767
11/14/25	South African Rand	7,928,941	U.S. Dollars	447,116	MSCS	10,509
11/26/25	U.S. Dollars	1,401,025	Japanese Yen	204,487,760	MSCS	10,129
12/18/25	U.S. Dollars	857,064	South Korean Won	1,184,955,875	MSCS	9,989
12/08/25	U.S. Dollars	1,383,272	Euro	1,165,014	MSCS	9,926
12/17/25	U.S. Dollars	698,000	Norwegian Kroner	6,879,977	MSCS	8,446
12/17/25	Swiss Francs	1,272,013	U.S. Dollars	1,604,709	MSCS	8,441
12/17/25	Colombian Pesos	1,247,038,824	U.S. Dollars	307,100	MSCS	7,581
12/17/25	U.S. Dollars	634,454	Swedish Kronor	5,874,518	MSCS	7,351
12/17/25	Israeli Shekels	1,850,518	U.S. Dollars	552,602	MSCS	6,232
12/18/25	U.S. Dollars	781,332	Euro	657,838	MSCS	5,410
12/09/25	U.S. Dollars	807,671	Canadian Dollars	1,112,856	MSCS	5,355
12/17/25	U.S. Dollars	2,290,430	Chinese Offshore Yuan	16,201,551	MSCS	4,852
12/17/25	U.S. Dollars	1,098,440	Polish Zloty	3,983,151	MSCS	4,029
10/02/25	Brazilian Reals	1,919,753	U.S. Dollars	356,699	MSCS	4,005

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/25	U.S. Dollars	477,915	Indian Rupees	42,343,842	MSCS	$3,635
12/17/25	Norwegian Kroner	9,661,322	U.S. Dollars	965,966	MSCS	2,352
12/18/25	U.S. Dollars	181,562	New Zealand Dollars	308,856	MSCS	1,935
11/13/25	U.S. Dollars	328,174	Singapore Dollars	419,392	MSCS	1,906
11/14/25	U.S. Dollars	774,562	British Pounds	574,480	MSCS	1,814
12/17/25	Swedish Kronor	5,472,213	U.S. Dollars	582,467	MSCS	1,690
12/17/25	Chilean Pesos	126,640,712	U.S. Dollars	130,176	MSCS	1,537
12/17/25	Turkish Lira	10,838,080	U.S. Dollars	243,241	MSCS	1,107
10/03/25	U.S. Dollars	224,000	Indian Rupees	19,803,840	MSCS	1,010
12/18/25	Canadian Dollars	679,563	U.S. Dollars	489,177	MSCS	973
12/17/25	U.S. Dollars	309,348	Swiss Francs	243,336	MSCS	753
10/02/25	U.S. Dollars	301,933	Brazilian Reals	1,604,525	MSCS	458
10/10/25	U.S. Dollars	138,037	South Korean Won	193,305,704	MSCS	239
12/17/25	U.S. Dollars	699,000	Singapore Dollars	896,055	MSCS	235
10/16/25	U.S. Dollars	349,000	Colombian Pesos	1,370,872,000	MSCS	94
12/17/25	British Pounds	37,102	U.S. Dollars	49,877	MSCS	26
Subtotal Appreciation						$726,006
12/17/25	U.S. Dollars	141,053	Japanese Yen	20,690,570	MSCS	$(10)
10/03/25	U.S. Dollars	462,230	Indian Rupees	41,055,772	MSCS	(56)
03/18/26	U.S. Dollars	188,929	Euro	159,609	MSCS	(172)
03/18/26	British Pounds	187,362	U.S. Dollars	252,145	MSCS	(263)
12/17/25	Czech Republic Koruna	7,332,630	U.S. Dollars	354,645	MSCS	(311)
12/17/25	U.S. Dollars	76,245	Taiwan Dollars	2,318,971	MSCS	(340)
12/17/25	U.S. Dollars	224,312	Chinese Offshore Yuan	1,592,724	MSCS	(376)
12/18/25	Euro	149,822	U.S. Dollars	177,234	MSCS	(519)
12/18/25	Swiss Francs	126,918	U.S. Dollars	161,508	MSCS	(532)
12/17/25	Polish Zloty	5,189,927	U.S. Dollars	1,426,529	MSCS	(545)
12/17/25	U.S. Dollars	280,332	Swedish Kronor	2,632,120	MSCS	(646)
12/18/25	U.S. Dollars	228,982	Mexican Pesos	4,242,452	MSCS	(697)
11/04/25	Brazilian Reals	1,604,525	U.S. Dollars	299,609	MSCS	(808)
12/17/25	U.S. Dollars	489,177	Canadian Dollars	679,595	MSCS	(972)
12/17/25	U.S. Dollars	138,680	Chilean Pesos	134,412,775	MSCS	(1,116)
10/10/25	South Korean Won	194,740,000	U.S. Dollars	140,000	MSCS	(1,179)
10/29/25	U.S. Dollars	351,000	Indonesian Rupiahs	5,889,429,000	MSCS	(1,800)
12/18/25	Taiwan Dollars	4,440,648	U.S. Dollars	148,543	MSCS	(1,876)
12/17/25	Australian Dollars	523,937	U.S. Dollars	349,000	MSCS	(1,988)
12/18/25	Japanese Yen	28,329,572	U.S. Dollars	195,366	MSCS	(2,201)
12/17/25	U.S. Dollars	712,000	Polish Zloty	2,599,485	MSCS	(2,234)
10/02/25	U.S. Dollars	56,953	Brazilian Reals	315,228	MSCS	(2,275)
12/17/25	U.S. Dollars	210,959	Norwegian Kroner	2,129,132	MSCS	(2,436)
11/14/25	Indian Rupees	30,350,355	U.S. Dollars	343,163	MSCS	(2,463)
10/15/25	Taiwan Dollars	10,532,377	U.S. Dollars	349,000	MSCS	(3,001)
12/08/25	Euro	1,944,990	U.S. Dollars	2,296,028	MSCS	(3,229)
12/17/25	Taiwan Dollars	2,270,722	U.S. Dollars	78,757	MSCS	(3,766)
11/14/25	U.S. Dollars	595,550	Mexican Pesos	11,034,926	MSCS	(4,026)
12/18/25	Indian Rupees	43,282,825	U.S. Dollars	489,014	MSCS	(4,217)
12/17/25	Chinese Offshore Yuan	17,402,042	U.S. Dollars	2,459,281	MSCS	(4,348)
10/03/25	Indian Rupees	60,854,200	U.S. Dollars	689,636	MSCS	(4,421)
12/17/25	Swedish Kronor	3,183,932	U.S. Dollars	345,102	MSCS	(5,219)
12/18/25	Canadian Dollars	1,017,000	U.S. Dollars	740,222	MSCS	(6,687)
12/17/25	Swiss Francs	1,038,521	U.S. Dollars	1,323,897	MSCS	(6,857)
12/17/25	Norwegian Kroner	6,877,342	U.S. Dollars	698,000	MSCS	(8,710)
12/17/25	U.S. Dollars	2,930,815	Swiss Francs	2,317,904	MSCS	(8,723)
12/17/25	U.S. Dollars	320,823	Brazilian Reals	1,802,495	MSCS	(11,568)
12/17/25	Singapore Dollars	2,308,408	U.S. Dollars	1,812,148	MSCS	(11,997)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/14/25	British Pounds	807,329	U.S. Dollars	1,098,097	MSCS	$(12,137)
11/10/25	U.S. Dollars	618,526	Australian Dollars	952,654	MSCS	(12,209)
12/17/25	U.S. Dollars	279,851	Colombian Pesos	1,162,985,196	MSCS	(13,620)
12/17/25	New Zealand Dollars	1,170,712	Australian Dollars	1,050,000	MSCS	(14,588)
11/26/25	Japanese Yen	174,087,233	U.S. Dollars	1,198,973	MSCS	(14,856)
10/23/25	New Zealand Dollars	1,082,904	U.S. Dollars	643,353	MSCS	(14,943)
12/17/25	U.S. Dollars	3,398,640	Euro	2,894,267	MSCS	(14,963)
12/17/25	Euro	2,791,627	U.S. Dollars	3,310,181	MSCS	(17,634)
12/17/25	U.S. Dollars	793,105	Mexican Pesos	14,998,593	MSCS	(18,980)
12/17/25	U.S. Dollars	1,200,519	South African Rand	21,198,394	MSCS	(19,976)
12/17/25	U.S. Dollars	1,866,823	Australian Dollars	2,851,186	MSCS	(21,563)
12/17/25	Indian Rupees	333,000,885	U.S. Dollars	3,755,036	MSCS	(24,933)
12/17/25	Japanese Yen	345,833,954	U.S. Dollars	2,386,501	MSCS	(28,701)
12/17/25	U.S. Dollars	1,727,064	Hungarian Forint	586,121,009	MSCS	(28,808)
12/17/25	British Pounds	1,891,365	U.S. Dollars	2,572,841	MSCS	(28,922)
12/17/25	U.S. Dollars	2,295,644	Czech Republic Koruna	48,109,633	MSCS	(29,152)
12/17/25	U.S. Dollars	1,054,858	Israeli Shekels	3,614,665	MSCS	(36,728)
12/17/25	Canadian Dollars	6,009,678	U.S. Dollars	4,377,411	MSCS	(43,008)
12/17/25	New Zealand Dollars	5,142,725	U.S. Dollars	3,040,497	MSCS	(49,676)
12/17/25	South Korean Won	5,406,763,757	U.S. Dollars	3,933,010	MSCS	(68,158)
Subtotal Depreciation						$(626,139)
Total Forward Foreign Currency Contracts outstanding at September 30, 2025						$99,867
Swap Agreements outstanding at September 30, 2025:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
13.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	18,050,608	$20,248	$19,523	$725
3.06% (Annually)	1-Day SOFR (Annually)	8/31/2027	USD	24,910,000	18,903	(8,251)	27,154
3.29% (Annually)	1-Day SOFR (Annually)	9/15/2027	USD	45,630,000	20,232	(120,817)	141,049
(0.25)% (Annually)	Swiss Average Overnight Rate (Annually)	12/17/2027	CHF	14,900,000	71,592	65,487	6,105
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2027	JPY	2,111,000,000	6,488	(17,267)	23,755
2.00% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2027	EUR	3,880,000	15,288	8,604	6,684
3.50% (Annually)	1-Day SOFR (Annually)	12/17/2027	USD	47,580,000	(189,391)	(225,891)	36,500
3.75% (Quarterly)	3-Month ASX BBSW (Quarterly)	12/17/2027	AUD	105,340,000	(344,000)	(646,067)	302,067
Bank Of Canada Overnight Repo Rate (Semiannually)	2.25% (Semiannually)	12/17/2027	CAD	25,080,000	(27,963)	(91,221)	63,258
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	12/17/2027	CAD	6,540,000	15,420	13,723	1,697
1-Day MIBOR (Semiannually)	5.50% (Semiannually)	3/18/2028	INR	1,212,110,000	(1,890)	(2,588)	698
2.25% (Quarterly)	3-Month KWCDC (Quarterly)	3/18/2028	KRW	2,966,140,000	10,271	2,740	7,531
3-Month JIBAR (Quarterly)	6.75% (Quarterly)	3/18/2028	ZAR	58,880,000	5,991	3,567	2,424
4.50% (Semiannually)	1-Day CLP-TNA (Semiannually)	3/18/2028	CLP	3,967,620,000	3,814	(6,597)	10,411
8.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	3/18/2028	COP	19,147,810,000	(10,007)	(26,529)	16,522
Thai Overnight Repurchase Rate (Quarterly)	1.00% (Quarterly)	3/18/2028	THB	258,600,000	5,088	(629)	5,717
1-Day SOFR (Annually)	3.37% (Annually)	6/23/2028	USD	147,140,000	245,693	111,883	133,810
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/10/2028	EUR	150,324,591	(175,446)	(326,606)	151,160
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	13.25% (Upon termination)	1/2/2029	BRL	25,310,268	(12,297)	(26,596)	14,299
3.25% (Annually)	1-Day SOFR (Annually)	2/28/2030	USD	23,360,000	62,808	4,649	58,159
1.00% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2030	JPY	4,971,000,000	376,785	223,441	153,344

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand BBR FRA (Quarterly)	3.50% (Semiannually)	12/17/2030	NZD	13,280,000	$123,363	$55,754	$67,609
Bank Of Canada Overnight Repo Rate (Semiannually)	2.50% (Semiannually)	12/17/2030	CAD	5,680,000	(6,981)	(42,660)	35,679
3-Month JIBAR (Quarterly)	7.25% (Quarterly)	3/18/2031	ZAR	33,240,000	9,570	1,284	8,286
1-Day SOFR (Annually)	3.85% (Annually)	5/21/2032	USD	12,510,000	202,217	189,366	12,851
1.30% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	8/2/2034	JPY	1,621,248,612	185,557	64,051	121,506
1-Day ESTR (Annually)	2.50% (Annually)	8/15/2034	EUR	11,580,000	64,342	5,430	58,912
3-Month JIBAR (Quarterly)	10.50% (Quarterly)	12/18/2034	ZAR	129,130,000	328,476	30,291	298,185
1-Day SOFR (Annually)	4.10% (Annually)	6/24/2035	USD	37,650,000	219,002	2,939	216,063
4.50% (Semiannually)	6-Month ASX BBSW (Semiannually)	9/17/2035	AUD	10,000	(124)	(190)	66
0.50% (Annually)	Swiss Average Overnight Rate (Annually)	12/17/2035	CHF	1,020,000	(2,945)	(4,156)	1,211
1.25% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	12/17/2035	JPY	3,267,000,000	581,781	428,015	153,766
2.50% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2035	EUR	3,990,000	82,563	80,453	2,110
3.75% (Annually)	1-Day SOFR (Annually)	12/17/2035	USD	3,980,000	(31,416)	(44,969)	13,553
3-Month New Zealand BBR FRA (Quarterly)	4.00% (Semiannually)	12/17/2035	NZD	5,810,000	75,771	33,467	42,304
4.00% (Annually)	6-Month NIBOR (Semiannually)	12/17/2035	NOK	18,890,000	13,135	(9,681)	22,816
Bank Of Canada Overnight Repo Rate (Semiannually)	2.75% (Semiannually)	12/17/2035	CAD	2,450,000	(22,382)	(56,925)	34,543
3-Month JIBAR (Quarterly)	8.50% (Quarterly)	3/18/2036	ZAR	22,980,000	30,187	7,770	22,417
4.00% (Annually)	6-Month PRIBOR (Semiannually)	3/18/2036	CZK	30,560,000	27,098	4,973	22,125
6-Month WIBOR (Semiannually)	4.50% (Annually)	3/18/2036	PLN	1,730,000	(1,601)	(3,790)	2,189
3.81% (Annually)	1-Day SOFR (Annually)	8/31/2036	USD	19,470,000	(156,363)	(156,679)	316
1-Day SOFR (Annually)	4.57% (Annually)	7/16/2040	USD	50,850,000	172,717	(59,638)	232,355
3.00% (Annually)	6-Month EURIBOR (Semiannually)	7/30/2045	EUR	56,770,000	318,684	249,712	68,972
6-Month EURIBOR (Semiannually)	2.50% (Annually)	12/17/2045	EUR	2,130,000	(164,278)	(165,860)	1,582
2.80% (Annually)	6-Month EURIBOR (Semiannually)	8/13/2055	EUR	9,390,000	142,171	38,819	103,352
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.00% (Annually)	12/17/2055	JPY	756,000,000	(550,017)	(560,445)	10,428
2.61% (Annually)	6-Month EURIBOR (Semiannually)	3/19/2056	EUR	10,580,000	758,481	539,640	218,841
Subtotal Appreciation					$2,516,635	$(418,471)	$2,935,106
1-Day ESTR (Annually)	1.75% (Annually)	12/17/2027	EUR	5,130,000	$(22,138)	$(19,632)	$(2,506)
1-Day SOFR (Annually)	3.75% (Annually)	12/17/2027	USD	3,290,000	28,822	40,435	(11,613)
1-Day SONIA (Annually)	4.00% (Annually)	12/17/2027	GBP	58,630,000	397,592	484,206	(86,614)
3-Month ASX BBSW (Quarterly)	4.00% (Quarterly)	12/17/2027	AUD	2,370,000	15,236	23,028	(7,792)
3-Month STIBOR (Quarterly)	2.00% (Annually)	12/17/2027	SEK	351,670,000	(70,562)	(8,733)	(61,829)
6-Month NIBOR (Semiannually)	3.75% (Annually)	12/17/2027	NOK	531,820,000	(372,381)	(98,290)	(274,091)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.25% (Lunar)	3/15/2028	MXN	174,970,000	41,683	47,513	(5,830)
3.75% (Annually)	6-Month WIBOR (Semiannually)	3/18/2028	PLN	9,560,000	7,600	10,417	(2,817)
6-Month BUBOR (Semiannually)	6.00% (Annually)	3/18/2028	HUF	1,972,280,000	(8,890)	1,917	(10,807)
6-Month PRIBOR (Semiannually)	3.75% (Annually)	3/18/2028	CZK	177,960,000	(7,992)	16,490	(24,482)
7-Day CFETS Repo Rate (Quarterly)	1.50% (Quarterly)	3/18/2028	CNY	46,710,000	(9,239)	(6,411)	(2,828)
1-Day ESTR (Annually)	2.00% (Annually)	9/10/2028	EUR	150,324,591	(275,974)	(130,612)	(145,362)
6-Month EURIBOR (Semiannually)	2.40% (Annually)	8/11/2029	EUR	26,680,000	(32,492)	(7,701)	(24,791)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,156)	307	(2,463)
3.60% (Annually)	1-Day SOFR (Annually)	6/23/2030	USD	154,640,000	(533,754)	(146,732)	(387,022)
3.53% (Annually)	1-Day SOFR (Annually)	7/15/2030	USD	8,950,000	(45,538)	(4,973)	(40,565)
1-Day ESTR (Annually)	2.20% (Annually)	10/10/2030	EUR	6,630,000	8,879	10,876	(1,997)
1-Day SOFR (Annually)	3.37% (Annually)	11/6/2030	USD	21,450,000	7,228	73,165	(65,937)
1-Day SONIA (Annually)	3.75% (Annually)	12/17/2030	GBP	9,580,000	(53,189)	(12,257)	(40,932)
6-Month EURIBOR (Semiannually)	2.25% (Annually)	12/17/2030	EUR	24,140,000	(209,152)	(193,014)	(16,138)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	7.50% (Lunar)	3/12/2031	MXN	76,110,000	21,752	33,828	(12,076)
1.25% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	3/18/2031	THB	194,820,000	(28,298)	(18,351)	(9,947)
1-Day COP-IBR-OIS (Quarterly)	8.75% (Quarterly)	3/18/2031	COP	9,676,090,000	3,080	17,195	(14,115)
1-Day SOFR (Annually)	3.38% (Annually)	8/31/2031	USD	35,400,000	5,643	120,048	(114,405)
1-Day SONIA (Annually)	4.00% (Annually)	12/17/2035	GBP	1,650,000	(30,668)	(17,022)	(13,646)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month STIBOR (Quarterly)	2.75% (Annually)	12/17/2035	SEK	44,520,000	$143	$13,329	$(13,186)
Central Bank of Mexico Overnight TIIE Funding Rate (Lunar)	8.00% (Lunar)	3/5/2036	MXN	41,990,000	31,118	35,602	(4,484)
1-Day CLP-TNA (Semiannually)	5.25% (Semiannually)	3/18/2036	CLP	2,079,010,000	(8,343)	11,056	(19,399)
1-Day COP-IBR-OIS (Quarterly)	9.25% (Quarterly)	3/18/2036	COP	716,680,000	741	1,066	(325)
6-Month BUBOR (Semiannually)	6.50% (Annually)	3/18/2036	HUF	44,950,000	(973)	(268)	(705)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,994)	512	(6,506)
6-Month EURIBOR (Semiannually)	3.30% (Annually)	7/30/2040	EUR	23,730,000	(23,937)	(21,730)	(2,207)
Bank of Japan Unsecured Overnight Call Rate (Annually)	2.16% (Annually)	8/2/2044	JPY	1,893,696,694	(495,933)	(151,773)	(344,160)
4.21% (Annually)	1-Day SOFR (Annually)	5/21/2055	USD	8,220,000	(10,708)	28,053	(38,761)
3.85% (Annually)	1-Day SOFR (Annually)	7/17/2055	USD	37,830,000	(22,630)	77,008	(99,638)
6-Month EURIBOR (Semiannually)	2.60% (Annually)	7/29/2055	EUR	38,100,000	(185,353)	(120,394)	(64,959)
6-Month EURIBOR (Semiannually)	2.90% (Annually)	8/15/2055	EUR	8,720,000	28,183	34,363	(6,180)
3.98% (Annually)	1-Day SOFR (Annually)	11/6/2055	USD	5,710,000	(46,575)	(42,291)	(4,284)
2.25% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2055	EUR	4,380,000	679,239	684,335	(5,096)
1-Day ESTR (Annually)	2.53% (Annually)	3/19/2056	EUR	10,580,000	(688,482)	(479,725)	(208,757)
2.60% (Annually)	6-Month EURIBOR (Semiannually)	8/16/2075	EUR	6,480,000	(41,889)	(21,325)	(20,564)
2.75% (Annually)	6-Month EURIBOR (Semiannually)	12/17/2075	EUR	1,240,000	22,853	28,273	(5,420)
Subtotal Depreciation					$(1,933,448)	$291,788	$(2,225,236)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2025					$583,187	$(126,683)	$709,870
Total Return Basket Swap Agreements outstanding at September 30, 2025:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE or OBFR01 plus or minus a specified spread(-13.87% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	20-60 months maturity ranging from 05/13/2027 - 09/24/2030	GSC	$168,306,921	$806,334	$—	$806,334

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
VeriSign, Inc.	4,243	$1,186,216	$(28,979)	(3.59)%
Microsoft Corporation	(2,277)	1,179,372	(43,895)	(5.44)
Booking Holdings, Inc.	215	1,160,843	(37,929)	(4.70)
Alphabet, Inc. Class A	(4,746)	1,153,753	(15,257)	(1.89)
Palo Alto Networks, Inc.	4,871	991,833	27,244	3.38
PG&E Corporation	64,864	978,149	6,412	0.80
Zscaler, Inc.	3,236	969,700	54,004	6.70
Snowflake, Inc.	4,082	920,695	(3,704)	(0.46)
Veeva Systems, Inc. Class A	3,032	903,263	44,108	5.47
TechnipFMC PLC	22,621	892,398	(6,690)	(0.83)
Nutanix, Inc. Class A	11,633	865,379	(17,948)	(2.23)
CME Group, Inc.	3,169	856,232	29,404	3.65
McKesson Corporation	1,050	811,167	69,412	8.61
Synopsys, Inc.	(1,643)	810,640	160,996	19.97
Airbnb, Inc. Class A	6,619	803,679	(18,092)	(2.24)
Expedia Group, Inc.	3,677	785,959	(14,910)	(1.85)
JPMorgan Chase & Co.	(2,372)	748,200	(40,151)	(4.98)

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Hershey Co. (The)	(3,966)	$741,840	$557	0.07%
ServiceNow, Inc.	803	738,985	(12,562)	(1.56)
Manhattan Associates, Inc.	3,594	736,698	(40,075)	(4.97)
General Dynamics Corporation	2,153	734,173	40,522	5.03
Natera, Inc.	4,420	711,487	(69,950)	(8.68)
Netflix, Inc.	(593)	710,960	39,790	4.93
Gartner, Inc.	2,691	707,383	43,044	5.34
ROBLOX Corporation Class A	5,077	703,266	32,553	4.04
Comfort Systems U.S.A., Inc.	799	659,319	91,036	11.29
Coca-Cola Co. (The)	(9,926)	658,292	9,273	1.15
Verisk Analytics, Inc.	2,606	655,435	(32,419)	(4.02)
Medpace Holdings, Inc.	1,273	654,526	34,877	4.33
AppLovin Corporation Class A	(903)	648,842	(143,709)	(17.82)
BILL Holdings, Inc.	(12,115)	641,732	(23,483)	(2.91)
Cisco Systems, Inc.	(9,250)	632,885	(8,624)	(1.07)
Strategy, Inc.	(1,926)	620,576	13,559	1.68
Cardinal Health, Inc.	3,858	605,552	21,819	2.71
Air Products and Chemicals, Inc.	(2,203)	600,802	33,159	4.11
PulteGroup, Inc.	(4,457)	588,903	14,289	1.77
Ameriprise Financial, Inc.	1,178	578,692	(3,865)	(0.48)
Zoom Communications, Inc.	6,938	572,385	(23,081)	(2.86)
Warner Bros Discovery, Inc.	(29,066)	567,659	(210,529)	(26.11)
GE Vernova, Inc.	920	565,708	7,119	0.88
AAON, Inc.	(6,008)	561,388	(91,344)	(11.33)
MSCI, Inc.	979	555,494	(3,059)	(0.38)
Advanced Micro Devices, Inc.	(3,433)	555,425	(19,322)	(2.40)
NIKE, Inc. Class B	(7,922)	552,401	28,768	3.57
Amcor PLC	(66,272)	542,105	(3,140)	(0.39)
Datadog, Inc. Class A	3,725	530,440	5,963	0.74
Crowdstrike Holdings, Inc. Class A	1,079	529,120	71,049	8.81
Lockheed Martin Corporation	1,044	521,175	46,298	5.74
Edison International	9,380	518,526	3,543	0.44
Cadence Design Systems, Inc.	(1,464)	514,245	16,548	2.05
Other	(805,467)	131,873,024	773,705	95.93
		$168,306,921	$806,334	100.00%
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at June 30, 2025, see Schedule of Investments in the Fund’s Semi-Annual Reports.

See the Notes to Financial Statements in the June 30, 2025 GuideStone Funds’ Semi-Annual Report (Unaudited) to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of June 30, 2025, the average notional market value of derivative holdings by Fund during the period ended June 30, 2025, and the market values as of June 30, 2025 of loaned securities and collateral received for each of the Select Funds.